UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Conservative Income Bond Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Conservative Income Bond Fund	(0.07)%	1.21%	0.93%
Institutional Class	0.03%	1.31%	1.03%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Conservative Income Bond Fund, a class of the fund, on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 3-6 Month Treasury Bill Index performed over the same period.

11,000
10,800
10,600
10,400
10,200
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$10,966	Fidelity® Conservative Income Bond Fund
$10,745	Bloomberg U.S. 3-6 Month Treasury Bill Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course in August (-2.83%), when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Lead Manager Julian Potenza and Co-Portfolio Managers Rob Galusza and David DeBiase:   For the fiscal year ending August 31, 2022, the fund’s share classes achieved essentially a break-even result, net of fees, which was in line with the return of the benchmark, the Bloomberg U.S. 3-6 Month Treasury Bill Index. Versus the benchmark, which is composed entirely of U.S. Treasuries, the fund’s notably smaller exposure to these securities served as a relative detractor. On the other hand, positioning along the yield curve within Treasuries added value on a relative basis, as did positioning among corporate bonds. Within corporates, the debt of banking and brokerage/asset management companies helped relative performance the most. In the industrials segment, holding bonds of certain consumer cyclical and non-cyclical firms contributed on a relative basis as well. Elsewhere, owning electric utilities also helped versus the benchmark. At period end, the fund remained heavily positioned in yield-advantaged sectors relative to short-term U.S. government bonds. Corporates made up roughly 85% of assets on August 31 – up from about 83% 12 months ago. At the same time, we had increased the portfolio’s exposure to bonds of financials and electric utilities, while reducing our stake in industrials and Treasuries, and selling our small position in government-related agency debt. Cash holdings stood at 11% of fund assets at period end, roughly equal to the cash position at the start of the fiscal year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 08/31/2022
0 - 30	49.5%
31 - 90	6.6%
91 - 180	3.4%
181 - 397	3.2%
> 397	37.3%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*
Corporate Bonds	60.2%
U.S. Government and U.S. Government Agency Obligations	4.1%
Short-Term Investments and Net Other Assets (Liabilities)	35.7%

 * Foreign investment - 24.8%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	75.2%
Canada	12.1%
United Kingdom	4.3%
Japan	3.0%
France	1.4%
Sweden	0.9%
Netherlands	0.8%
Bailiwick of Guernsey	0.7%
Italy	0.5%
Other	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
NTT Finance Corp. 0.373% 3/3/23 (a)	$49,820,000	$49,026,827
Entertainment - 0.5%
The Walt Disney Co. 3% 9/15/22	28,000,000	28,004,194
Media - 0.2%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 3.5938% 3/15/24 (a)(b)(c)	12,405,000	12,400,610

TOTAL COMMUNICATION SERVICES		89,431,631

CONSUMER DISCRETIONARY - 3.6%
Automobiles - 3.3%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 3.134% 2/22/23 (b)(c)	15,898,000	15,868,925
0.4% 10/21/22	13,760,000	13,714,047
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 2.4681% 4/1/24 (a)(b)(c)	28,838,000	28,751,987
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 2.7781% 4/1/25 (a)(b)(c)	26,951,000	26,957,319
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 3.2821% 4/7/25 (b)(c)	20,225,000	19,962,648
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 2.4881% 3/8/24 (b)(c)	19,604,000	19,317,051
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.4823% 11/17/23 (b)(c)	16,700,000	16,639,297
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 2.6347% 6/7/24 (a)(b)(c)	25,400,000	25,289,937
0.75% 11/23/22 (a)	23,359,000	23,213,500
0.875% 11/22/23 (a)	14,300,000	13,727,093
		203,441,804
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 2.7023% 2/14/24 (b)(c)	16,681,000	16,590,236

TOTAL CONSUMER DISCRETIONARY		220,032,040

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.625% 2/10/23 (a)	3,566,000	3,512,637
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 2.9123% 2/16/24 (b)(c)	16,541,000	16,408,632
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.6823% 2/17/23 (b)(c)	10,886,000	10,851,045
4% 10/1/23	13,375,000	13,336,189
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 3.5551% 1/13/23 (b)(c)	6,268,000	6,243,806
		46,839,672
FINANCIALS - 42.4%
Banks - 24.7%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 2.944% 2/4/25 (b)(c)	28,500,000	28,168,260
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 3.3264% 4/25/25 (b)(c)	9,760,000	9,713,270
0.523% 6/14/24 (b)	23,400,000	22,673,932
3.004% 12/20/23 (b)	47,004,000	46,830,355
3.3% 1/11/23	9,800,000	9,792,294
3.458% 3/15/25 (b)	18,300,000	17,999,478
3.841% 4/25/25 (b)	19,200,000	18,970,880
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 2.0788% 9/15/23 (b)(c)	25,000,000	24,847,175
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 2.3142% 4/14/23 (b)(c)	27,400,000	27,334,126
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 2.4994% 4/15/24 (b)(c)	29,350,000	29,033,888
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 2.3638% 9/15/23 (b)(c)	26,000,000	25,917,043
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 2.0738% 9/15/23 (b)(c)	30,450,000	30,271,621
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.6421% 7/31/24 (b)(c)	26,000,000	25,621,181
BNP Paribas SA:
3.5% 3/1/23 (a)	16,600,000	16,559,424
4.705% 1/10/25 (a)(b)	25,144,000	25,081,094
BPCE SA:
3 month U.S. LIBOR + 1.240% 2.9613% 9/12/23 (a)(b)(c)	14,800,000	14,834,708
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 2.6039% 1/14/25 (a)(b)(c)	14,031,000	13,844,267
5.15% 7/21/24 (a)	19,762,000	19,654,899
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 2.2027% 6/22/23 (b)(c)	27,203,000	27,105,934
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 2.9221% 4/7/25 (b)(c)	26,960,000	26,649,355
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	22,734,000	22,693,455
3 month U.S. LIBOR + 1.430% 3.0104% 9/1/23 (b)(c)	12,000,000	12,000,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 3.6514% 5/24/25 (b)(c)	24,955,000	24,937,147
2.7% 10/27/22	24,868,000	24,862,268
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,167,000	40,167,813
Danske Bank A/S 3.875% 9/12/23 (a)	9,117,000	9,029,311
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 2.7348% 3/28/25 (a)(b)(c)	27,000,000	26,839,118
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 2.7086% 5/21/24 (a)(b)(c)	25,121,000	24,795,309
Fifth Third Bancorp 3.65% 1/25/24	28,784,000	28,599,434
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.86% 11/22/24 (b)(c)	20,000,000	19,553,498
3.95% 5/18/24 (b)	22,100,000	21,978,004
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 3.4723% 5/16/25 (b)(c)	25,700,000	25,599,343
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	28,200,000	28,058,498
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 4.013% 10/24/23 (b)(c)	19,286,000	19,300,824
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.4076% 3/16/24 (b)(c)	40,575,000	40,292,963
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 2.745% 6/14/25 (b)(c)	25,155,000	24,967,092
0.697% 3/16/24 (b)	26,600,000	26,105,094
3.559% 4/23/24 (b)	24,785,000	24,657,814
3.797% 7/23/24 (b)	11,250,000	11,186,558
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.61% 6/14/24 (b)(c)	28,390,000	28,071,839
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	36,760,000	36,650,743
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 3.4463% 7/26/23 (b)(c)	15,000,000	15,015,056
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 3.6263% 7/26/23 (b)(c)	25,243,000	25,243,156
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 3.7628% 7/18/25 (b)(c)	25,000,000	25,136,587
0.848% 9/15/24 (b)	14,209,000	13,699,350
0.953% 7/19/25 (b)	24,800,000	23,146,841
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 2.5713% 9/13/23 (b)(c)	5,725,000	5,725,199
3 month U.S. LIBOR + 0.880% 2.6013% 9/11/22 (b)(c)	14,700,000	14,699,457
3.922% 9/11/24 (b)	18,000,000	17,865,858
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 3.3127% 3/22/25 (a)(b)(c)	17,169,000	17,189,946
3.625% 9/29/22 (a)	37,178,000	37,191,774
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 2.6202% 10/26/23 (b)(c)	31,000,000	30,830,133
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 0.860% 3.5976% 7/19/23 (b)(c)	12,997,000	13,032,421
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 2.8549% 4/4/25 (a)(b)(c)	16,717,000	16,610,847
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 2.1104% 12/1/22 (b)(c)	28,063,000	28,084,477
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.88% 6/2/23 (b)(c)	30,250,000	30,127,781
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.0412% 3/4/24 (b)(c)	32,800,000	32,475,280
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 2.7027% 1/27/23 (b)(c)	34,290,000	34,276,812
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 2.6381% 3/8/24 (b)(c)	23,752,000	23,665,313
0.25% 1/6/23	30,480,000	30,175,116
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 2.2652% 1/17/24 (b)(c)	30,450,000	30,180,091
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 2.4692% 3/9/23 (b)(c)	32,136,000	32,133,616
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.1392% 6/9/25 (b)(c)	25,000,000	24,499,919
		1,502,254,339
Capital Markets - 8.5%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 2.3574% 3/18/24 (b)(c)	11,600,000	11,545,285
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 2.6629% 8/9/23 (b)(c)	16,400,000	16,259,766
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 2.6735% 2/2/24 (b)(c)	50,000,000	49,087,806
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 3.54% 2/21/25 (b)(c)	21,200,000	20,870,589
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 2.7833% 11/8/23 (b)(c)	28,400,000	28,193,816
0.962% 11/8/23	9,741,000	9,354,609
3.3% 11/16/22	19,031,000	18,998,702
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 3.7077% 2/23/23 (b)(c)	46,919,000	46,913,503
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 2.8547% 1/24/25 (b)(c)	27,000,000	26,531,336
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 3.2038% 3/15/24 (b)(c)	25,953,000	25,993,634
0.627% 11/17/23 (b)	34,436,000	34,155,585
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.8514% 1/24/25 (b)(c)	27,000,000	26,604,045
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 3.2858% 4/17/25 (b)(c)	26,956,000	26,822,513
0.529% 1/25/24 (b)	16,992,000	16,729,989
0.56% 11/10/23 (b)	25,185,000	24,998,329
3.737% 4/24/24 (b)	15,000,000	14,934,048
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.61% 6/1/23 (a)(b)(c)	23,250,000	23,187,571
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 2.6429% 2/9/24 (a)(b)(c)	36,650,000	36,462,719
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.7329% 8/9/24 (a)(b)(c)	17,225,000	17,110,210
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.5042% 1/13/25 (a)(b)(c)	20,750,000	20,530,770
UBS Group AG 1.008% 7/30/24 (a)(b)	20,100,000	19,479,870
		514,764,695
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.6051% 9/29/23 (b)(c)	20,613,000	20,369,083
American Express Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 3.0044% 5/3/24 (b)(c)	21,545,000	21,480,250
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 2.4311% 12/6/24 (b)(c)	24,955,000	24,313,776
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 3.6324% 5/9/25 (b)(c)	25,611,000	25,271,718
1.343% 12/6/24 (b)	17,000,000	16,303,921
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.5816% 12/29/23 (b)(c)	25,490,000	25,526,451
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.2721% 4/6/23 (b)(c)	30,100,000	30,085,197
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.64% 6/13/23 (b)(c)	25,000,000	24,941,910
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.4827% 3/22/24 (b)(c)	26,000,000	25,987,724
		214,280,030
Diversified Financial Services - 1.0%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 2.9794% 5/24/24 (a)(b)(c)	32,000,000	31,358,328
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 2.6971% 1/7/25 (a)(b)(c)	31,450,000	30,464,043
		61,822,371
Insurance - 4.7%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 2.3786% 4/6/23 (a)(b)(c)	31,725,000	31,679,638
Marsh & McLennan Companies, Inc. 3.3% 3/14/23	3,378,000	3,367,255
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 2.6042% 1/13/23 (a)(b)(c)	32,895,000	32,924,031
Metropolitan Tower Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 2.6152% 1/17/23 (a)(b)(c)	42,351,000	42,334,687
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.7076% 1/10/23 (a)(b)(c)	28,272,000	28,246,604
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 2.1162% 6/6/24 (a)(b)(c)	26,200,000	26,083,923
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 2.5035% 2/2/23 (a)(b)(c)	30,150,000	30,114,657
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.42% 4/12/24 (a)(b)(c)	30,000,000	29,709,436
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.4564% 4/12/24 (a)(b)(c)	19,254,000	19,070,767
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 2.4816% 3/31/23 (a)(b)(c)	16,000,000	15,977,368
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 2.873% 3/28/25 (a)(b)(c)	28,000,000	27,881,000
		287,389,366

TOTAL FINANCIALS		2,580,510,801

HEALTH CARE - 1.8%
Biotechnology - 0.8%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 3.634% 11/21/22 (b)(c)	13,716,000	13,727,249
2.3% 11/21/22	12,882,000	12,856,005
2.9% 11/6/22	23,496,000	23,478,386
		50,061,640
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 2.5952% 10/18/24 (b)(c)	13,321,000	13,196,432
Pharmaceuticals - 0.8%
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 2.7818% 3/24/24 (a)(b)(c)	14,300,000	14,277,120
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.0861% 9/11/23 (a)(b)(c)	33,325,000	33,315,800
		47,592,920

TOTAL HEALTH CARE		110,850,992

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.2%
The Boeing Co. 1.167% 2/4/23	13,379,000	13,238,480
Industrial Conglomerates - 0.8%
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 2.1926% 3/11/24 (a)(b)(c)	32,000,000	31,989,175
0.4% 3/11/23 (a)	19,270,000	18,973,777
		50,962,952
Machinery - 2.6%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.150% 2.4323% 11/17/22 (b)(c)	31,260,000	31,247,195
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.7323% 11/13/23 (b)(c)	26,000,000	26,007,604
0.25% 3/1/23	25,350,000	24,964,035
1.9% 9/6/22	13,000,000	12,998,308
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 2.2048% 6/14/23 (a)(b)(c)	26,800,000	26,722,454
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 2.9449% 4/5/24 (a)(b)(c)	20,950,000	20,867,832
1.125% 12/14/23 (a)	18,400,000	17,647,180
		160,454,608
Trading Companies & Distributors - 0.5%
Air Lease Corp. 3 month U.S. LIBOR + 0.350% 2.1789% 12/15/22 (b)(c)	27,250,000	27,226,337

TOTAL INDUSTRIALS		251,882,377

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.1881% 10/1/24 (b)(c)	9,050,000	8,922,801
MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	3,085,000	3,081,801
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 2.428% 1/11/24 (b)(c)	14,294,000	14,162,240
UTILITIES - 5.6%
Electric Utilities - 4.5%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.0007% 6/10/23 (b)(c)	14,005,000	13,939,766
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 2.5328% 5/10/23 (b)(c)	17,114,000	17,065,495
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 3.254% 2/22/23 (b)(c)	42,128,000	42,032,622
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 2.6844% 11/3/23 (b)(c)	28,375,000	28,131,827
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 2.8298% 3/1/23 (b)(c)	16,898,000	16,876,646
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 2.4844% 9/28/23 (b)(c)	8,800,000	8,757,148
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.2218% 6/24/24 (b)(c)	21,651,000	21,398,996
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 2.5781% 4/3/23 (b)(c)	25,000,000	24,952,093
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 2.7681% 4/1/24 (b)(c)	25,000,000	24,776,908
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.13% 12/2/22 (b)(c)	25,725,000	25,699,476
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.370% 2.6528% 5/10/23 (b)(c)	13,806,000	13,737,657
2.95% 7/1/23	25,000,000	24,814,898
Virginia Electric & Power Co. 3.45% 2/15/24	13,385,000	13,305,463
		275,488,995
Gas Utilities - 0.5%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 2.0704% 3/9/23 (b)(c)	9,180,000	9,176,501
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 2.3313% 3/11/23 (b)(c)	16,175,000	16,175,362
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 2.0947% 9/14/23 (b)(c)	4,524,000	4,501,589
		29,853,452
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.9323% 5/13/24 (b)(c)	20,794,000	20,567,619
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 2.3589% 9/15/23 (b)(c)	12,339,000	12,294,138
		32,861,757

TOTAL UTILITIES		338,204,204

TOTAL NONCONVERTIBLE BONDS
(Cost $3,691,924,506)		3,667,431,196

U.S. Treasury Obligations - 4.1%
U.S. Treasury Notes:
0.125% 12/31/22	$120,000,000	$118,852,070
1.625% 10/31/23	135,000,000	132,194,524
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $252,741,077)		251,046,594

Certificates of Deposit - 14.0%
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 3.04% 8/1/23 (b)(c)	33,750,000	33,803,943
Bank of Nova Scotia yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 2.93% 8/23/23 (b)(c)	28,500,000	28,508,761
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 2.59% 2/2/23 (b)(c)	34,000,000	33,977,458
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.91% 9/21/22 (b)(c)	35,000,000	35,008,320
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 2.94% 6/8/23 (b)(c)	30,000,000	30,007,365
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 3.1% 8/11/23 (b)(c)	33,700,000	33,700,169
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 3/3/23 (b)(c)	33,800,000	33,782,674
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 2.88% 2/27/23 (b)(c)	30,000,000	30,031,236
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.05% 8/22/23 (b)(c)	33,750,000	33,815,040
Credit Suisse AG yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 2.6016% 3/20/23 (b)(c)	35,000,000	34,965,480
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 2.5975% 3/23/23 (b)(c)	33,800,000	33,837,545
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 2/13/23 (b)(c)	35,000,000	34,973,341
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.87% 9/22/22 (b)(c)	35,000,000	35,009,191
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 3.01% 8/14/23 (b)(c)	28,700,000	28,728,338
Mitsubishi UFJ Trust & Banking Corp. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 2.77% 1/17/23 (b)(c)	30,000,000	30,013,461
Mizuho Corporate Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 2/10/23 (b)(c)	35,000,000	34,979,665
MUFG Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 2.83% 3/17/23 (b)(c)	33,700,000	33,709,682
Natexis Banques Populaires New York Branch yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 2.98% 8/14/23 (b)(c)	33,700,000	33,736,527
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.87% 8/31/23 (b)(c)	33,600,000	33,593,290
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 2/10/23 (b)(c)	35,000,000	34,976,991
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.89% 5/3/23 (b)(c)	33,600,000	33,619,212
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 2.93% 7/7/23 (b)(c)	30,000,000	30,015,258
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 2.99% 7/11/23 (b)(c)	31,000,000	31,028,226
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 3.09% 8/1/23 (b)(c)	33,750,000	33,807,554
Sumitomo Mitsui Trust Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 2.9% 2/8/23 (b)(c)	33,750,000	33,783,365
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 3.02% 8/3/23 (b)(c)	30,000,000	30,038,166
TOTAL CERTIFICATES OF DEPOSIT
(Cost $853,100,000)		853,450,258

Commercial Paper - 9.0%
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.97% 7/11/23 (b)(c)	31,000,000	31,000,233
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.89% 8/25/23 (b)(c)	24,000,000	23,998,040
BofA Securities, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 2.83% 9/19/22 (b)(c)	34,000,000	34,006,283
Enel Finance America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 3.09% 10/27/22 (b)(c)	18,700,000	18,704,529
yankee 0.4% 9/22/22	31,000,000	30,949,417
3.63% 10/24/22	33,750,000	33,596,708
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.97% 4/28/23 (b)(c)	33,750,000	33,801,054
General Motors Financial Co., Inc. 2.9% 9/6/22	19,200,000	19,191,264
HSBC U.S.A., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.64% 2/1/23 (b)(c)	34,000,000	33,968,363
0.33% 9/13/22	34,200,000	34,170,643
0.33% 10/4/22	30,200,000	30,127,040
National Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 2.85% 1/19/23 (b)(c)	30,000,000	30,022,731
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 2.96% 4/26/23 (b)(c)	33,750,000	33,792,815
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 2.88% 2/23/23 (b)(c)	30,000,000	30,000,060
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 2.95% 7/7/23 (b)(c)	29,000,000	29,000,258
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 3.04% 7/27/23 (b)(c)	33,750,000	33,798,246
Svenska Handelsbanken AB U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 2.87% 3/1/23 (b)(c)	35,000,000	35,038,507
UBS AG London Branch yankee 0.45% 9/7/22	33,500,000	33,484,821
TOTAL COMMERCIAL PAPER
(Cost $548,589,180)		548,651,012
	Shares	Value

Money Market Funds - 11.3%
Fidelity Cash Central Fund 2.33% (d)
(Cost $687,076,034)	686,991,511	687,128,909
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $6,033,430,797)		6,007,707,969
NET OTHER ASSETS (LIABILITIES) - 1.4%		82,442,722
NET ASSETS - 100%		$6,090,150,691

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,062,059,866 or 17.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$804,107,746	$3,952,541,831	$4,069,520,668	$4,500,082	$--	$--	$687,128,909	1.3%
Total	$804,107,746	$3,952,541,831	$4,069,520,668	$4,500,082	$--	$--	$687,128,909

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,667,431,196	$--	$3,667,431,196	$--
U.S. Government and Government Agency Obligations	251,046,594	--	251,046,594	--
Certificates of Deposit	853,450,258	--	853,450,258	--
Commercial Paper	548,651,012	--	548,651,012	--
Money Market Funds	687,128,909	687,128,909	--	--
Total Investments in Securities:	$6,007,707,969	$687,128,909	$5,320,579,060	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,346,354,763)	$5,320,579,060
Fidelity Central Funds (cost $687,076,034)	687,128,909
Total Investment in Securities (cost $6,033,430,797)		$6,007,707,969
Cash		414,072
Receivable for fund shares sold		80,051,792
Interest receivable		20,036,861
Distributions receivable from Fidelity Central Funds		1,551,448
Receivable from investment adviser for expense reductions		413,500
Other receivables		10,892
Total assets		6,110,186,534
Liabilities
Payable for fund shares redeemed	$15,361,459
Distributions payable	2,826,221
Accrued management fee	1,518,240
Other affiliated payables	319,030
Other payables and accrued expenses	10,893
Total liabilities		20,035,843
Net Assets		$6,090,150,691
Net Assets consist of:
Paid in capital		$6,118,847,802
Total accumulated earnings (loss)		(28,697,111)
Net Assets		$6,090,150,691
Net Asset Value and Maximum Offering Price
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($1,568,086,944 ÷ 156,897,550 shares)		$9.99
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,522,063,747 ÷ 452,454,622 shares)		$9.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$50,913,458
Income from Fidelity Central Funds		4,500,082
Total income		55,413,540
Expenses
Management fee	$19,883,078
Transfer agent fees	4,185,968
Independent trustees' fees and expenses	22,558
Total expenses before reductions	24,091,604
Expense reductions	(5,760,614)
Total expenses after reductions		18,330,990
Net investment income (loss)		37,082,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,453,592)
Total net realized gain (loss)		(2,453,592)
Change in net unrealized appreciation (depreciation) on investment securities		(36,185,948)
Net gain (loss)		(38,639,540)
Net increase (decrease) in net assets resulting from operations		$(1,556,990)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,082,550	$28,594,733
Net realized gain (loss)	(2,453,592)	15,200,196
Change in net unrealized appreciation (depreciation)	(36,185,948)	(29,922,128)
Net increase (decrease) in net assets resulting from operations	(1,556,990)	13,872,801
Distributions to shareholders	(38,320,313)	(30,846,321)
Share transactions - net increase (decrease)	(1,244,820,263)	(4,816,373,672)
Total increase (decrease) in net assets	(1,284,697,566)	(4,833,347,192)
Net Assets
Beginning of period	7,374,848,257	12,208,195,449
End of period	$6,090,150,691	$7,374,848,257

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.07	$10.04	$10.04	$10.04
Income from Investment Operations
Net investment income (loss)A,B	.049	.029	.146	.247	.180
Net realized and unrealized gain (loss)	(.056)	(.019)	.031	–C	(.004)
Total from investment operations	(.007)	.010	.177	.247	.176
Distributions from net investment income	(.051)	(.028)	(.147)	(.247)	(.176)
Distributions from net realized gain	(.002)	(.002)	–	–	–
Total distributions	(.053)	(.030)	(.147)	(.247)	(.176)
Net asset value, end of period	$9.99	$10.05	$10.07	$10.04	$10.04
Total ReturnD	(.07)%	.10%	1.77%	2.49%	1.77%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.49%	.29%	1.45%	2.46%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,568,087	$2,010,520	$2,845,333	$2,757,403	$2,432,108
Portfolio turnover rateG	50%	62%H	56%	36%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Bond Fund Institutional Class

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.07	$10.04	$10.04	$10.04
Income from Investment Operations
Net investment income (loss)A,B	.059	.039	.156	.257	.190
Net realized and unrealized gain (loss)	(.056)	(.019)	.031	–C	(.004)
Total from investment operations	.003	.020	.187	.257	.186
Distributions from net investment income	(.061)	(.038)	(.157)	(.257)	(.186)
Distributions from net realized gain	(.002)	(.002)	–	–	–
Total distributions	(.063)	(.040)	(.157)	(.257)	(.186)
Net asset value, end of period	$9.99	$10.05	$10.07	$10.04	$10.04
Total ReturnD	.03%	.20%	1.88%	2.59%	1.87%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.59%	.39%	1.55%	2.56%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$4,522,064	$5,364,328	$9,362,863	$9,371,991	$7,921,474
Portfolio turnover rateG	50%	62%H	56%	36%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund's attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Conservative Income Bond Fund	$10,892

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,494,198
Gross unrealized depreciation	(27,217,026)
Net unrealized appreciation (depreciation)	$(25,722,828)
Tax Cost	$6,033,430,797

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(2,453,592)
Net unrealized appreciation (depreciation) on securities and other investments	$(25,722,828)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,453,592)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$36,906,333	$ 30,846,321
Long-term Capital Gains	1,413,980	–
Total	$38,320,313	$ 30,846,321

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	2,116,406,116	3,087,913,394

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Conservative Income Bond	$1,744,243.10
Institutional Class	2,441,725.05
	$4,185,968

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Conservative Income Bond Fund	354,860,413	13,415,706	3,573,444,362	Institutional Class

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	.35%	$873,507
Institutional Class	.25%	4,887,055
		$5,760,562

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $52.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Conservative Income Bond Fund
Distributions to shareholders
Conservative Income Bond	$8,754,163	$7,481,848
Institutional Class	29,566,150	23,364,473
Total	$38,320,313	$30,846,321

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Conservative Income Bond Fund
Conservative Income Bond
Shares sold	53,966,835	84,524,483	$539,928,940	$850,311,821
Reinvestment of distributions	771,853	663,621	7,715,519	6,676,051
Shares redeemed	(97,830,724)	(167,665,537)	(979,511,160)	(1,686,527,567)
Net increase (decrease)	(43,092,036)	(82,477,433)	$(431,866,701)	$(829,539,695)
Institutional Class
Shares sold	270,630,970	450,919,587	$2,709,599,692	$4,535,537,168
Reinvestment of distributions	2,071,661	1,695,986	20,714,370	17,061,195
Shares redeemed	(353,834,362)	(848,523,275)	(3,543,267,624)	(8,539,432,340)
Net increase (decrease)	(81,131,731)	(395,907,702)	$(812,953,562)	$(3,986,833,977)

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Conservative Income Bond Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 12, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Conservative Income Bond Fund
Conservative Income Bond	.35%
Actual		$1,000.00	$1,001.60	$1.77
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Institutional Class	.25%
Actual		$1,000.00	$1,002.10	$1.26
Hypothetical-C		$1,000.00	$1,023.95	$1.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 3.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,362,048 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $18,566,494 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

FCV-ANN-1022
1.924089.111

Fidelity® Corporate Bond Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(19.18)%	(0.12)%	1.62%
Class M (incl. 4.00% sales charge)	(19.22)%	(0.17)%	1.56%
Class C (incl. contingent deferred sales charge)	(17.27)%	(0.07)%	1.42%
Fidelity® Corporate Bond Fund	(15.54)%	1.03%	2.37%
Class I	(15.58)%	0.98%	2.32%
Class Z	(15.47)%	1.09%	2.37%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund, a class of the fund, on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Credit Bond Index performed over the same period.

15,500
15,000
14,000
13,000
12,000
11,000
10,000
$9,700
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$12,641	Fidelity® Corporate Bond Fund
$12,393	Bloomberg U.S. Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite a second rate hike of 75 basis points in July, the index rose 2.44% for the month, only to return -2.83% in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Matthew Bartlett and Jay Small:  For the fiscal year ending August 31, 2022, the fund's share classes (excluding sales charges, if applicable) returned about -15% to -16% and trailed the -14.43% result of the benchmark, the Bloomberg U.S. Credit Bond Index. Within the context of a challenging period for riskier assets, security selection detracted versus the benchmark the past 12 months, whereas sector positioning had a roughly neutral impact on the fund's relative performance. Picks among investment-grade corporate bonds in the financials and industrials sectors detracted about equally. Within financials, choices among banks hurt the most, while selections among insurers and REITs (real estate investment trusts) detracted to a lesser degree. Overweight allocations to banks, REITs and finance companies also dampened relative performance. Within industrials, picks among consumer-related issuers were the biggest negative, while choices among technology and communications companies were more modest dampeners. On the plus side, overweighted exposure to energy issuers slightly aided relative performance. Outside of corporates, an out-of-benchmark stake in U.S. Treasuries, which we held for liquidity and risk-management purposes, was the biggest positive contributor this period. This contribution was partially offset by underweighting other government-related categories, as these bonds outperformed credit in a declining market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  After 30 years of service, David Prothro retired from Fidelity on December 31, 2021.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	6.1%
AAA	0.2%
AA	0.1%
A	18.2%
BBB	59.2%
BB and Below	8.7%
Short-Term Investments and Net Other Assets	7.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022
Corporate Bonds	85.7%
U.S. Government and U.S. Government Agency Obligations	6.1%
Municipal Bonds	0.1%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	7.5%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	79.9%
United Kingdom	4.7%
Canada	3.3%
France	2.1%
Switzerland	1.7%
Ireland	1.3%
Netherlands	1.3%
Multi-National	1.0%
Australia	0.9%
Other	3.8%

* Includes Short-Term investments and Net Other Assets (Liabilities).

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
2.25% 2/1/32	$13,000,000	$10,490,821
3.55% 9/15/55	5,501,000	4,027,785
3.65% 9/15/59	3,848,000	2,789,306
3.8% 12/1/57	16,364,000	12,387,045
4.3% 2/15/30	5,000,000	4,795,942
4.5% 5/15/35	3,834,000	3,600,763
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	8,250,000	7,317,431
Verizon Communications, Inc.:
2.355% 3/15/32	14,000,000	11,485,704
2.55% 3/21/31	4,843,000	4,093,322
3% 11/20/60	8,375,000	5,583,798
3.15% 3/22/30	721,000	645,755
3.7% 3/22/61	12,000,000	9,251,253
4.016% 12/3/29	10,000,000	9,594,379
4.329% 9/21/28	2,268,000	2,238,229
4.4% 11/1/34	13,039,000	12,333,229
4.5% 8/10/33	1,048,000	1,009,272
		101,644,034
Entertainment - 0.6%
The Walt Disney Co.:
3.8% 3/22/30	11,650,000	11,261,463
4.7% 3/23/50	5,000,000	5,000,281
6.65% 11/15/37	9,414,000	11,168,233
		27,429,977
Interactive Media & Services - 0.1%
Tencent Holdings Ltd.:
2.88% 4/22/31 (a)	2,810,000	2,402,297
3.575% 4/11/26 (a)	3,730,000	3,609,474
		6,011,771
Media - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (a)	13,200,000	11,100,870
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	7,300,000	4,870,898
3.85% 4/1/61	8,500,000	5,436,502
5.25% 4/1/53	8,700,000	7,278,341
5.375% 5/1/47	4,670,000	3,980,184
5.5% 4/1/63	3,700,000	3,095,986
Comcast Corp.:
2.937% 11/1/56	2,589,000	1,754,087
2.987% 11/1/63	10,034,000	6,709,217
3.999% 11/1/49	1,427,000	1,219,005
Discovery Communications LLC:
3.95% 3/20/28	13,000,000	11,941,581
4.65% 5/15/50	5,800,000	4,406,225
Fox Corp.:
3.5% 4/8/30	9,550,000	8,662,712
4.709% 1/25/29	405,000	400,809
5.476% 1/25/39	400,000	393,215
5.576% 1/25/49	265,000	256,215
Magallanes, Inc.:
3.755% 3/15/27 (a)	2,104,000	1,965,307
4.054% 3/15/29 (a)	729,000	663,823
4.279% 3/15/32 (a)	17,886,000	15,584,677
5.05% 3/15/42 (a)	3,039,000	2,484,418
5.141% 3/15/52 (a)	13,496,000	10,802,155
5.391% 3/15/62 (a)	5,490,000	4,406,841
Time Warner Cable LLC:
5.5% 9/1/41	561,000	481,672
5.875% 11/15/40	7,482,000	6,702,796
6.55% 5/1/37	1,930,000	1,895,747
6.75% 6/15/39	1,246,000	1,211,471
7.3% 7/1/38	6,915,000	7,103,754
		124,808,508
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc.:
3.8% 3/15/32 (a)	11,945,000	10,902,274
4.55% 3/15/52 (a)	11,010,000	9,664,353
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	3,174,000	2,729,277
2.7% 3/15/32	21,520,000	17,926,889
3.5% 4/15/25	2,000,000	1,952,979
3.75% 4/15/27	7,500,000	7,191,755
Vodafone Group PLC:
3.25% 6/4/81 (b)	2,900,000	2,506,480
4.125% 5/30/25	5,882,000	5,860,862
4.375% 5/30/28	6,017,000	5,946,871
5.25% 5/30/48	7,000,000	6,461,355
		71,143,095

TOTAL COMMUNICATION SERVICES		331,037,385

CONSUMER DISCRETIONARY - 5.0%
Automobiles - 1.8%
Ford Motor Co. 3.25% 2/12/32	11,000,000	8,612,120
General Motors Co.:
5% 4/1/35	2,279,000	2,038,811
5.2% 4/1/45	2,600,000	2,187,318
5.4% 4/1/48	1,050,000	916,891
5.6% 10/15/32	5,000,000	4,786,586
5.95% 4/1/49	4,960,000	4,605,463
General Motors Financial Co., Inc.:
3.1% 1/12/32	12,060,000	9,732,862
4.3% 4/6/29	11,200,000	10,336,697
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (a)	5,994,000	5,184,991
2.691% 9/15/31 (a)	11,150,000	8,837,049
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	12,000,000	10,176,580
4.75% 11/13/28 (a)	8,072,000	7,906,598
		75,321,966
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	6,032,000	5,005,124
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	4,948,516
5.75% 6/15/43	358,000	361,576
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	5,319,624
		10,629,716
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.875% 12/9/45	6,679,000	6,539,945
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,139,527
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	1,065,000	886,197
Multiline Retail - 0.8%
Dollar General Corp. 3.5% 4/3/30	11,170,000	10,305,018
Dollar Tree, Inc.:
2.65% 12/1/31	12,000,000	10,002,108
4% 5/15/25	6,286,000	6,225,960
4.2% 5/15/28	6,377,000	6,212,380
		32,745,466
Specialty Retail - 1.6%
Advance Auto Parts, Inc. 1.75% 10/1/27	5,010,000	4,291,866
AutoNation, Inc.:
1.95% 8/1/28	12,350,000	10,151,909
3.85% 3/1/32	5,400,000	4,626,902
4.75% 6/1/30	354,000	331,360
AutoZone, Inc. 4% 4/15/30	9,600,000	9,112,757
Lowe's Companies, Inc.:
3% 10/15/50	11,700,000	8,020,482
3.75% 4/1/32	10,000,000	9,209,215
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	2,762,177
4.35% 6/1/28	6,286,000	6,224,566
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,193,168
The Home Depot, Inc. 5.95% 4/1/41	846,000	947,921
Triton Container International Ltd. 1.15% 6/7/24 (a)	5,450,000	5,064,413
		65,936,736
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	12,275,000	9,776,030

TOTAL CONSUMER DISCRETIONARY		211,980,707

CONSUMER STAPLES - 5.3%
Beverages - 1.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	12,000,000	11,392,297
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	1,961,098
4.9% 2/1/46	966,000	917,080
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	14,100,088
4.5% 6/1/50	7,000,000	6,346,842
4.6% 4/15/48	10,509,000	9,531,052
4.9% 1/23/31	5,729,000	5,885,706
Constellation Brands, Inc. 2.875% 5/1/30	8,624,000	7,513,377
PepsiCo, Inc. 3.9% 7/18/32	15,000,000	14,699,182
		72,346,722
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	9,622,000	8,326,242
Food Products - 1.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (a)	13,215,000	11,859,273
3% 5/15/32 (a)	12,645,000	10,448,311
4.375% 2/2/52 (a)	5,480,000	4,330,728
5.5% 1/15/30 (a)	12,850,000	12,850,000
JDE Peet's BV 2.25% 9/24/31 (a)	4,272,000	3,284,963
Smithfield Foods, Inc. 3% 10/15/30 (a)	2,115,000	1,723,505
Viterra Finance BV 4.9% 4/21/27 (a)	13,300,000	12,767,438
		57,264,218
Tobacco - 2.0%
Altria Group, Inc.:
2.45% 2/4/32	5,875,000	4,440,357
3.4% 2/4/41	10,300,000	6,962,906
4.25% 8/9/42	1,221,000	914,951
4.8% 2/14/29	99,000	95,866
BAT Capital Corp.:
2.259% 3/25/28	11,550,000	9,747,534
2.726% 3/25/31	15,400,000	12,324,040
3.215% 9/6/26	11,285,000	10,542,193
3.222% 8/15/24	5,433,000	5,306,935
3.557% 8/15/27	8,000,000	7,349,227
3.984% 9/25/50	5,000,000	3,400,294
4.7% 4/2/27	2,012,000	1,957,756
BAT International Finance PLC 4.448% 3/16/28	7,650,000	7,246,764
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	7,764,000	7,186,688
4.25% 7/21/25 (a)	4,713,000	4,611,907
6.125% 7/27/27 (a)	1,922,000	1,951,038
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	1,560,910
Reynolds American, Inc.:
4.45% 6/12/25	527,000	522,019
5.7% 8/15/35	274,000	252,641
		86,374,026

TOTAL CONSUMER STAPLES		224,311,208

ENERGY - 7.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	11,688,789
Oil, Gas & Consumable Fuels - 7.1%
Boardwalk Pipelines LP 4.95% 12/15/24	3,700,000	3,720,988
Canadian Natural Resources Ltd.:
2.95% 7/15/30	13,764,000	11,989,156
3.9% 2/1/25	3,884,000	3,820,819
5.85% 2/1/35	476,000	474,048
6.25% 3/15/38	3,908,000	4,082,988
Cenovus Energy, Inc.:
2.65% 1/15/32	1,233,000	1,011,997
3.75% 2/15/52	3,820,000	2,950,362
4.25% 4/15/27	2,604,000	2,564,980
5.375% 7/15/25	9,137,000	9,375,361
5.4% 6/15/47	4,008,000	3,883,866
6.75% 11/15/39	5,434,000	5,940,182
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	5,837,344
ConocoPhillips Co.:
6.5% 2/1/39	4,132,000	4,853,210
6.95% 4/15/29	2,739,000	3,124,295
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	200,498
5.125% 5/15/29	8,176,000	7,969,147
5.375% 7/15/25	5,000,000	5,012,500
5.6% 4/1/44	307,000	295,920
5.85% 5/21/43 (a)(b)	6,734,000	6,561,610
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	7,508,000	6,858,908
3.9% 11/15/49	7,000,000	5,582,422
Enbridge, Inc.:
4.25% 12/1/26	383,000	376,996
5.5% 12/1/46	3,408,000	3,491,351
Energy Transfer LP:
3.75% 5/15/30	10,655,000	9,575,723
4% 10/1/27	4,055,000	3,850,186
4.2% 9/15/23	259,000	258,457
4.25% 4/1/24	11,475,000	11,451,556
4.95% 6/15/28	882,000	866,882
5% 5/15/50	6,650,000	5,706,967
5.4% 10/1/47	1,753,000	1,561,732
5.8% 6/15/38	493,000	461,661
6% 6/15/48	322,000	306,034
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	4,510,000	4,462,093
Hess Corp.:
4.3% 4/1/27	13,487,000	13,167,631
5.6% 2/15/41	7,562,000	7,295,804
5.8% 4/1/47	4,100,000	4,068,837
7.3% 8/15/31	3,175,000	3,547,239
7.875% 10/1/29	5,544,000	6,324,569
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	9,041,665
MPLX LP:
1.75% 3/1/26	9,336,000	8,449,103
2.65% 8/15/30	12,000,000	10,003,140
4.875% 12/1/24	381,000	384,442
4.95% 9/1/32	3,872,000	3,751,489
Occidental Petroleum Corp.:
2.9% 8/15/24	1,164,000	1,133,736
5.55% 3/15/26	670,000	686,237
Ovintiv, Inc.:
5.15% 11/15/41	1,620,000	1,522,249
7.375% 11/1/31	1,041,000	1,134,760
8.125% 9/15/30	4,649,000	5,167,151
Petroleos Mexicanos:
4.5% 1/23/26	7,000,000	6,275,500
6.49% 1/23/27	991,000	878,026
6.5% 3/13/27	8,572,000	7,550,218
Phillips 66 Co. 3.85% 4/9/25	234,000	232,051
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	1,694,000	1,502,630
3.85% 10/15/23	4,984,000	4,963,528
4.65% 10/15/25	5,859,000	5,793,999
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	561,665
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	3,960,403
4.5% 3/15/45	872,000	760,636
Suncor Energy, Inc. 6.5% 6/15/38	3,417,000	3,721,816
The Williams Companies, Inc.:
2.6% 3/15/31	12,300,000	10,275,265
3.5% 11/15/30	3,807,000	3,424,615
4.65% 8/15/32	3,870,000	3,730,864
5.3% 8/15/52	855,000	823,245
5.75% 6/24/44	4,411,000	4,452,734
TransCanada PipeLines Ltd. 4.25% 5/15/28	9,800,000	9,557,816
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	448,000	400,444
Western Gas Partners LP:
4.3% 2/1/30	21,139,000	19,077,948
4.65% 7/1/26	238,000	226,497
		302,328,191

TOTAL ENERGY		314,016,980

FINANCIALS - 31.2%
Banks - 17.5%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	5,181,000	5,045,136
4.75% 10/12/23 (a)	6,356,000	6,303,128
Banco Santander SA 2.749% 12/3/30	17,400,000	13,510,729
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	9,000,000	8,439,314
1.898% 7/23/31 (b)	11,200,000	8,821,205
2.592% 4/29/31 (b)	12,500,000	10,546,234
2.972% 2/4/33 (b)	30,000,000	25,205,750
3.194% 7/23/30 (b)	16,960,000	15,096,405
3.705% 4/24/28 (b)	6,286,000	5,971,129
4% 1/22/25	2,943,000	2,918,821
4.571% 4/27/33 (b)	14,000,000	13,366,731
5.015% 7/22/33 (b)	8,200,000	8,123,463
6.11% 1/29/37	2,152,000	2,281,223
Bank of Ireland Group PLC 4.5% 11/25/23 (a)	6,356,000	6,307,050
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	6,632,405
Barclays PLC:
1.007% 12/10/24 (b)	4,697,000	4,451,395
3.65% 3/16/25	3,904,000	3,793,790
3.811% 3/10/42 (b)	12,000,000	8,662,747
5.088% 6/20/30 (b)	10,793,000	10,075,499
5.746% 8/9/33 (b)	3,331,000	3,263,823
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (a)(b)(c)	6,494,000	5,696,484
1.904% 9/30/28 (a)(b)	11,750,000	9,890,945
2.159% 9/15/29 (a)(b)	6,296,000	5,181,262
2.219% 6/9/26 (a)(b)	3,473,000	3,201,345
2.824% 1/26/41 (a)	9,300,000	6,280,122
4.625% 3/13/27 (a)	4,075,000	3,969,580
BPCE SA:
2.277% 1/20/32 (a)(b)	12,075,000	9,351,243
3.116% 10/19/32 (a)(b)	9,800,000	7,669,806
Citigroup, Inc.:
2.666% 1/29/31 (b)	8,200,000	6,913,427
3.106% 4/8/26 (b)	14,000,000	13,447,374
3.785% 3/17/33 (b)	10,000,000	8,988,742
3.98% 3/20/30 (b)	12,000,000	11,224,164
4.4% 6/10/25	1,331,000	1,325,188
4.412% 3/31/31 (b)	10,000,000	9,542,506
4.6% 3/9/26	921,000	918,822
4.91% 5/24/33 (b)	5,257,000	5,142,515
8.125% 7/15/39	1,728,000	2,256,337
Citizens Financial Group, Inc. 2.638% 9/30/32	6,941,000	5,520,793
Commonwealth Bank of Australia 3.784% 3/14/32 (a)	26,452,000	22,730,377
Credit Agricole SA 2.811% 1/11/41 (a)	6,691,000	4,514,032
Danske Bank A/S 1.171% 12/8/23 (a)(b)	16,700,000	16,523,744
Fifth Third Bancorp 8.25% 3/1/38	3,460,000	4,460,283
HSBC Holdings PLC:
2.251% 11/22/27 (b)	8,604,000	7,585,257
2.357% 8/18/31 (b)	24,800,000	19,595,542
2.848% 6/4/31 (b)	9,800,000	8,093,177
4.041% 3/13/28 (b)	6,005,000	5,649,294
4.762% 3/29/33 (b)	12,550,000	11,160,252
4.95% 3/31/30	462,000	448,227
5.402% 8/11/33 (b)	8,117,000	7,723,116
Huntington Bancshares, Inc.:
2.487% 8/15/36 (b)	9,956,000	7,521,806
4.443% 8/4/28 (b)	4,512,000	4,409,708
ING Groep NV:
4.017% 3/28/28 (b)	15,000,000	14,220,756
4.252% 3/28/33 (b)	10,000,000	9,233,261
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	19,037,000	17,856,752
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	15,000,000	12,990,181
2.956% 5/13/31 (b)	1,884,000	1,614,772
2.963% 1/25/33 (b)	15,000,000	12,739,146
4.323% 4/26/28 (b)	15,000,000	14,652,989
4.586% 4/26/33 (b)	15,000,000	14,443,499
4.912% 7/25/33 (b)	20,000,000	19,778,036
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,633,000	5,616,258
3.87% 7/9/25 (b)	5,500,000	5,388,097
4.375% 3/22/28	6,937,000	6,701,495
4.976% 8/11/33 (b)	10,000,000	9,498,974
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	5,500,000	5,212,569
4.08% 4/19/28 (b)	14,650,000	14,181,303
Mizuho Financial Group, Inc. 2.564% 9/13/31	17,000,000	13,358,343
Rabobank Nederland:
3.649% 4/6/28 (a)(b)	11,150,000	10,481,971
3.75% 7/21/26	6,754,000	6,441,064
Royal Bank of Canada 4.65% 1/27/26	1,061,000	1,069,009
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	2,768,000	2,407,030
3.5% 6/7/24	6,658,000	6,543,205
Societe Generale:
1.488% 12/14/26 (a)(b)	4,601,000	4,009,611
3.625% 3/1/41 (a)	12,500,000	8,269,709
4.25% 4/14/25 (a)	2,698,000	2,641,786
4.75% 11/24/25 (a)	6,461,000	6,312,284
6.221% 6/15/33 (a)(b)	13,500,000	12,840,109
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	6,937,000	6,770,255
SVB Financial Group:
1.8% 10/28/26	6,500,000	5,769,808
3.125% 6/5/30	2,947,000	2,524,100
Synchrony Bank 5.625% 8/23/27	3,367,000	3,340,083
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,127,919
UniCredit SpA 1.982% 6/3/27 (a)(b)	9,900,000	8,376,711
Wells Fargo & Co.:
2.164% 2/11/26 (b)	14,170,000	13,332,253
2.188% 4/30/26 (b)	12,500,000	11,700,363
3.068% 4/30/41 (b)	12,500,000	9,568,333
4.897% 7/25/33 (b)	10,454,000	10,286,341
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(c)	16,000,000	15,379,110
Zions Bancorp NA 3.25% 10/29/29	8,229,000	6,987,523
		743,416,455
Capital Markets - 5.1%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	9,380,244
2.875% 6/15/27	5,125,000	4,464,336
3.25% 7/15/25	5,300,000	4,969,433
3.875% 1/15/26	6,017,000	5,658,776
4.25% 3/1/25	5,162,000	5,023,035
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (a)	2,000,000	1,346,835
3.5% 9/10/49 (a)	7,409,000	5,646,238
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	3,093,000	2,861,730
3.091% 5/14/32 (a)(b)	8,500,000	6,424,326
4.194% 4/1/31 (a)(b)	9,628,000	8,089,663
4.55% 4/17/26	4,872,000	4,670,076
6.537% 8/12/33 (a)(b)	11,500,000	10,981,320
Deutsche Bank AG 4.5% 4/1/25	15,225,000	14,731,549
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (b)	12,621,000	11,125,738
3.035% 5/28/32 (b)	6,468,000	5,007,762
Goldman Sachs Group, Inc.:
3.5% 4/1/25	6,500,000	6,355,582
3.5% 11/16/26	5,162,000	4,958,690
3.75% 5/22/25	9,653,000	9,481,861
3.75% 2/25/26	4,490,000	4,401,584
4.482% 8/23/28 (b)	10,000,000	9,761,480
Morgan Stanley:
1.794% 2/13/32 (b)	11,750,000	9,221,529
2.188% 4/28/26 (b)	11,770,000	11,055,661
2.699% 1/22/31 (b)	10,000,000	8,652,080
3.737% 4/24/24 (b)	6,219,000	6,191,656
3.875% 1/27/26	4,507,000	4,456,264
4.3% 1/27/45	851,000	760,435
5% 11/24/25	7,363,000	7,477,676
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	6,763,000	6,669,042
S&P Global, Inc. 3.9% 3/1/62 (a)	3,876,000	3,338,615
UBS Group AG:
3.126% 8/13/30 (a)(b)	8,605,000	7,518,650
4.988% 8/5/33 (a)(b)	16,800,000	16,192,035
		216,873,901
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	4,500,000	4,163,895
1.75% 1/30/26	6,211,000	5,474,925
2.45% 10/29/26	8,864,000	7,815,861
3% 10/29/28	1,952,000	1,659,432
3.3% 1/30/32	2,088,000	1,685,082
3.4% 10/29/33	4,321,000	3,384,037
3.85% 10/29/41	7,060,000	5,197,850
4.875% 1/16/24	371,000	369,219
Ally Financial, Inc.:
2.2% 11/2/28	3,965,000	3,273,090
3.05% 6/5/23	4,445,000	4,411,391
3.875% 5/21/24	1,970,000	1,953,257
5.75% 11/20/25	7,714,000	7,796,844
5.8% 5/1/25	1,997,000	2,042,812
8% 11/1/31	5,566,000	6,193,786
Capital One Financial Corp.:
2.359% 7/29/32 (b)	13,862,000	10,692,287
5.247% 7/26/30 (b)	6,476,000	6,370,734
5.268% 5/10/33 (b)	18,000,000	17,654,481
Discover Financial Services 4.5% 1/30/26	1,042,000	1,020,506
Ford Motor Credit Co. LLC:
3.375% 11/13/25	8,750,000	7,988,138
3.625% 6/17/31	200,000	161,946
4.063% 11/1/24	8,000,000	7,765,840
4.95% 5/28/27	16,400,000	15,396,730
GE Capital International Funding Co. 4.418% 11/15/35	3,589,000	3,393,524
Synchrony Financial 4.375% 3/19/24	513,000	510,842
		126,376,509
Diversified Financial Services - 2.2%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	3,303,000	2,777,556
Athene Global Funding:
1.45% 1/8/26 (a)	17,950,000	15,933,719
2.5% 3/24/28 (a)	11,200,000	9,593,695
Blackstone Private Credit Fund 4.7% 3/24/25	9,805,000	9,488,107
Brixmor Operating Partnership LP:
2.25% 4/1/28	3,781,000	3,194,039
4.05% 7/1/30	2,172,000	1,930,662
4.125% 5/15/29	1,112,000	1,023,563
Equitable Holdings, Inc.:
4.35% 4/20/28	6,107,000	6,006,368
5% 4/20/48	2,979,000	2,784,485
Jackson Financial, Inc.:
3.125% 11/23/31 (a)	18,220,000	14,596,952
4% 11/23/51 (a)	6,000,000	4,127,495
5.17% 6/8/27	1,619,000	1,598,247
5.67% 6/8/32	9,062,000	8,797,009
Rexford Industrial Realty LP 2.15% 9/1/31	4,635,000	3,697,064
Voya Financial, Inc.:
4.7% 1/23/48 (b)	5,029,000	4,176,370
5.7% 7/15/43	2,341,000	2,335,771
		92,061,102
Insurance - 3.4%
AIA Group Ltd.:
3.2% 9/16/40 (a)	1,743,000	1,384,279
3.375% 4/7/30 (a)	2,730,000	2,532,062
3.6% 4/9/29 (a)	3,500,000	3,335,169
3.9% 4/6/28 (a)	4,213,000	4,109,634
American International Group, Inc. 5.75% 4/1/48 (b)	5,747,000	5,444,897
AmFam Holdings, Inc. 2.805% 3/11/31 (a)	8,775,000	7,346,229
Aon Corp. 6.25% 9/30/40	228,000	249,647
Assurant, Inc. 2.65% 1/15/32	12,450,000	9,715,004
Athene Holding Ltd.:
3.45% 5/15/52	11,000,000	7,481,300
3.95% 5/25/51	2,575,000	1,957,814
Brown & Brown, Inc. 2.375% 3/15/31	5,701,000	4,515,030
Empower Finance 2020 LP 3.075% 9/17/51 (a)	5,656,000	3,946,070
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	5,515,000	4,712,615
5.625% 8/16/32 (a)	21,500,000	21,063,905
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	949,502
Liberty Mutual Group, Inc. 5.5% 6/15/52 (a)	9,450,000	9,222,326
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (a)	9,725,000	6,693,123
3.729% 10/15/70 (a)	2,604,000	1,948,480
Pacific LifeCorp:
3.35% 9/15/50 (a)	11,300,000	8,538,686
5.125% 1/30/43 (a)	1,156,000	1,110,696
Pricoa Global Funding I 5.625% 6/15/43 (b)	4,490,000	4,473,163
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,189,796
Prudential Financial, Inc.:
3.935% 12/7/49	1,354,000	1,163,521
6% 9/1/52 (b)	6,884,000	6,796,158
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	8,978,000	8,540,368
SunAmerica, Inc.:
3.65% 4/5/27 (a)	1,496,000	1,406,552
3.85% 4/5/29 (a)	1,468,000	1,351,148
3.9% 4/5/32 (a)	1,747,000	1,569,298
4.35% 4/5/42 (a)	397,000	336,572
4.4% 4/5/52 (a)	1,175,000	980,187
Unum Group:
4.125% 6/15/51	8,470,000	6,237,821
5.75% 8/15/42	3,366,000	3,114,383
		143,415,435

TOTAL FINANCIALS		1,322,143,402

HEALTH CARE - 5.8%
Biotechnology - 0.7%
AbbVie, Inc.:
3.2% 11/21/29	5,000,000	4,566,827
4.05% 11/21/39	5,000,000	4,407,426
4.25% 11/21/49	5,700,000	5,012,440
4.55% 3/15/35	4,916,000	4,717,460
Amgen, Inc. 4.663% 6/15/51	6,000,000	5,621,190
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	5,900,000	4,665,721
2.8% 9/15/50	4,000,000	2,688,270
		31,679,334
Health Care Providers & Services - 3.1%
Centene Corp.:
2.625% 8/1/31	16,630,000	13,304,998
3% 10/15/30	15,525,000	12,953,517
4.25% 12/15/27	1,615,000	1,533,701
4.625% 12/15/29	5,880,000	5,539,195
Cigna Corp.:
3.4% 3/15/50	7,000,000	5,262,026
3.4% 3/15/51	7,000,000	5,328,024
4.125% 11/15/25	838,000	832,400
4.375% 10/15/28	1,336,000	1,315,671
4.8% 8/15/38	4,331,000	4,174,551
4.9% 12/15/48	831,000	788,909
CVS Health Corp. 4.78% 3/25/38	3,477,000	3,305,086
Elevance Health, Inc. 2.25% 5/15/30	8,725,000	7,431,493
HCA Holdings, Inc.:
3.375% 3/15/29 (a)	3,530,000	3,123,988
3.625% 3/15/32 (a)	12,535,000	10,830,096
4.625% 3/15/52 (a)	5,310,000	4,394,169
5.125% 6/15/39	3,015,000	2,716,474
5.25% 6/15/49	3,323,000	2,973,285
Quest Diagnostics, Inc. 2.95% 6/30/30	10,000,000	8,834,400
Sabra Health Care LP:
3.2% 12/1/31	9,732,000	7,738,386
3.9% 10/15/29	1,261,000	1,099,490
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	106,288
4.25% 3/15/43	2,244,000	2,090,708
4.625% 7/15/35	671,000	668,608
4.75% 7/15/45	1,642,000	1,617,130
Universal Health Services, Inc.:
2.65% 10/15/30 (a)	15,083,000	11,890,410
2.65% 1/15/32 (a)	15,293,000	11,594,250
		131,447,253
Pharmaceuticals - 2.0%
AstraZeneca PLC 6.45% 9/15/37	4,965,000	5,838,985
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	7,000,000	6,845,049
4.25% 12/15/25 (a)	13,334,000	13,115,865
4.375% 12/15/28 (a)	8,500,000	8,171,202
4.875% 6/25/48 (a)	8,545,000	7,739,634
Elanco Animal Health, Inc.:
5.772% 8/28/23 (b)	283,000	282,519
6.4% 8/28/28 (b)	11,422,000	10,622,460
Mylan NV 4.55% 4/15/28	8,085,000	7,589,985
Perrigo Finance PLC 4.4% 6/15/30	10,400,000	9,001,824
Viatris, Inc.:
2.7% 6/22/30	8,964,000	7,060,550
4% 6/22/50	10,251,000	6,623,533
		82,891,606

TOTAL HEALTH CARE		246,018,193

INDUSTRIALS - 4.3%
Aerospace & Defense - 1.8%
BAE Systems PLC:
3% 9/15/50 (a)	6,954,000	4,927,320
3.4% 4/15/30 (a)	863,000	785,662
Northrop Grumman Corp.:
2.93% 1/15/25	50,000	48,716
4.03% 10/15/47	5,388,000	4,735,000
The Boeing Co.:
2.75% 2/1/26	3,325,000	3,110,837
3.25% 2/1/28	7,000,000	6,357,393
5.04% 5/1/27	26,500,000	26,420,295
5.15% 5/1/30	16,500,000	16,239,472
5.805% 5/1/50	13,000,000	12,468,670
		75,093,365
Airlines - 0.7%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,378,331	1,974,478
American Airlines, Inc. 3.75% 4/15/27	3,213,133	2,786,688
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (a)	2,279,618	1,898,927
Southwest Airlines Co.:
5.125% 6/15/27	7,250,000	7,394,023
5.25% 5/4/25	12,600,000	12,938,806
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,840,767	1,572,344
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,552,769	1,446,987
		30,012,253
Building Products - 0.4%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	8,577,071
Carrier Global Corp. 2.7% 2/15/31	10,200,000	8,660,447
		17,237,518
Electrical Equipment - 0.1%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,141,564
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	441,196
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	6,416,000	6,137,043
		6,578,239
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	100,000	88,950
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	827,856
4.4% 3/15/42	2,244,000	2,127,749
Canadian Pacific Railway Co. 3.1% 12/2/51	3,713,000	2,741,641
CSX Corp.:
3.8% 4/15/50	126,000	106,589
4.3% 3/1/48	8,870,000	8,047,855
Union Pacific Corp. 3.25% 2/5/50	5,500,000	4,329,554
		18,181,244
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.875% 1/15/26	7,000,000	6,457,100
2.875% 1/15/32	15,300,000	12,263,443
		18,720,543
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	6,760,000	6,198,683
4.25% 4/15/26 (a)	1,403,000	1,293,079
4.375% 5/1/26 (a)	1,008,000	931,816
5.5% 1/15/26 (a)	1,800,000	1,735,621
		10,159,199

TOTAL INDUSTRIALS		181,212,875

INFORMATION TECHNOLOGY - 3.9%
Electronic Equipment & Components - 1.0%
Dell International LLC/EMC Corp.:
3.375% 12/15/41 (a)	6,000,000	4,203,272
3.45% 12/15/51 (a)	8,000,000	5,228,967
5.3% 10/1/29	10,000,000	9,909,324
5.85% 7/15/25	485,000	502,191
6.02% 6/15/26	3,386,000	3,516,872
Vontier Corp.:
2.4% 4/1/28	12,350,000	9,980,838
2.95% 4/1/31	13,858,000	10,659,989
		44,001,453
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	8,591,000	7,730,832
Fiserv, Inc. 3.5% 7/1/29	3,773,000	3,454,872
		11,185,704
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	843,000	723,058
2.45% 2/15/31 (a)	7,200,000	5,740,942
2.6% 2/15/33 (a)	7,289,000	5,604,824
3.137% 11/15/35 (a)	11,000,000	8,334,544
3.5% 2/15/41 (a)	5,793,000	4,345,655
3.75% 2/15/51 (a)	2,719,000	1,993,278
Marvell Technology, Inc. 2.45% 4/15/28	8,000,000	6,949,106
Microchip Technology, Inc.:
0.972% 2/15/24	7,000,000	6,663,912
0.983% 9/1/24	4,181,000	3,905,703
Micron Technology, Inc.:
2.703% 4/15/32	3,275,000	2,545,521
3.366% 11/1/41	3,570,000	2,532,530
3.477% 11/1/51	3,580,000	2,392,998
4.185% 2/15/27	13,879,000	13,508,697
		65,240,768
Software - 0.9%
Oracle Corp.:
2.5% 4/1/25	7,000,000	6,645,024
2.8% 4/1/27	5,000,000	4,577,041
2.875% 3/25/31	12,000,000	9,947,638
3.95% 3/25/51	8,510,000	6,112,355
4.375% 5/15/55	3,725,000	2,805,626
5.375% 7/15/40	216,000	194,376
Roper Technologies, Inc.:
1.75% 2/15/31	6,000,000	4,702,280
2.95% 9/15/29	4,544,000	4,002,800
		38,987,140
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 3.85% 8/4/46	4,529,000	4,117,173

TOTAL INFORMATION TECHNOLOGY		163,532,238

MATERIALS - 1.4%
Chemicals - 1.0%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	19,000,000	19,019,724
6.33% 7/15/29	6,000,000	5,980,735
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (a)	8,450,000	7,239,318
2.3% 11/1/30 (a)	8,500,000	6,963,837
LYB International Finance III LLC 2.25% 10/1/30	5,205,000	4,265,011
The Dow Chemical Co. 4.55% 11/30/25	136,000	137,179
		43,605,804
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	5,856,911
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/29 (a)	10,000,000	9,011,250

TOTAL MATERIALS		58,473,965

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Agree LP 4.8% 10/1/32	10,929,000	10,487,330
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	16,250,000	12,230,416
4.7% 7/1/30	1,381,000	1,358,543
American Homes 4 Rent LP:
2.375% 7/15/31	340,000	272,855
3.375% 7/15/51	526,000	358,902
3.625% 4/15/32	1,607,000	1,402,575
4.3% 4/15/52	1,113,000	897,088
American Tower Corp.:
2.1% 6/15/30	5,700,000	4,600,872
2.4% 3/15/25	8,080,000	7,656,195
Camden Property Trust 3.15% 7/1/29	6,286,000	5,758,398
Corporate Office Properties LP:
2% 1/15/29	7,677,000	6,063,980
2.25% 3/15/26	831,000	744,834
2.75% 4/15/31	4,027,000	3,162,527
2.9% 12/1/33	13,205,000	9,932,755
Crown Castle International Corp. 3.3% 7/1/30	14,000,000	12,410,206
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	3,871,219
Invitation Homes Operating Partnership LP:
2% 8/15/31	4,645,000	3,527,582
4.15% 4/15/32	2,349,000	2,111,650
Kite Realty Group Trust:
4% 3/15/25	225,000	219,230
4.75% 9/15/30	4,559,000	4,139,435
LXP Industrial Trust (REIT) 4.4% 6/15/24	225,000	221,982
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	19,000,000	14,243,540
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,096,000	2,351,139
3.375% 2/1/31	11,659,000	9,496,851
4.375% 8/1/23	1,387,000	1,378,003
4.75% 1/15/28	5,000,000	4,781,909
Piedmont Operating Partnership LP 2.75% 4/1/32	670,000	510,270
Realty Income Corp. 2.85% 12/15/32	481,000	412,422
Simon Property Group LP 2.45% 9/13/29	7,542,000	6,509,663
Spirit Realty LP 2.1% 3/15/28	4,920,000	4,103,354
Store Capital Corp.:
2.7% 12/1/31	13,000,000	10,323,412
2.75% 11/18/30	979,000	794,651
Sun Communities Operating LP:
2.3% 11/1/28	764,000	645,067
2.7% 7/15/31	1,942,000	1,563,361
4.2% 4/15/32	15,000,000	13,434,504
UDR, Inc. 2.1% 8/1/32	7,194,000	5,542,736
Ventas Realty LP:
2.5% 9/1/31	5,636,000	4,598,806
3% 1/15/30	8,140,000	7,085,014
4.4% 1/15/29	10,000,000	9,619,765
VICI Properties LP:
4.75% 2/15/28	3,225,000	3,094,735
4.95% 2/15/30	9,650,000	9,265,167
5.125% 5/15/32	641,000	610,854
Vornado Realty LP:
2.15% 6/1/26	837,000	736,677
3.4% 6/1/31	3,027,000	2,464,110
WP Carey, Inc.:
2.4% 2/1/31	5,638,000	4,582,957
4% 2/1/25	7,950,000	7,872,059
		217,449,600
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
4.1% 10/1/24	2,694,000	2,643,067
4.55% 10/1/29	1,809,000	1,702,635
Tanger Properties LP 2.75% 9/1/31	9,752,000	7,416,384
		11,762,086

TOTAL REAL ESTATE		229,211,686

UTILITIES - 8.2%
Electric Utilities - 5.0%
Alabama Power Co. 3.05% 3/15/32	3,060,000	2,784,102
American Transmission Systems, Inc. 2.65% 1/15/32 (a)	9,388,000	7,899,668
Cleco Corporate Holdings LLC:
3.375% 9/15/29	11,165,000	9,885,099
3.743% 5/1/26	16,357,000	15,676,441
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	3,597,000	3,343,782
Duke Energy Corp.:
2.45% 6/1/30	1,269,000	1,071,246
2.55% 6/15/31	7,000,000	5,841,155
4.5% 8/15/32	20,130,000	19,412,682
5% 8/15/52	15,130,000	14,365,723
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	2,555,676
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,167,000	952,164
2.775% 1/7/32 (a)	4,292,000	3,499,784
3.616% 8/1/27 (a)	4,394,000	4,046,936
Edison International 3.55% 11/15/24	4,250,000	4,154,540
Exelon Corp.:
3.35% 3/15/32 (a)	20,822,000	18,675,581
4.05% 4/15/30	7,586,000	7,295,516
4.1% 3/15/52 (a)	609,000	526,582
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,044,246
2.25% 9/1/30	9,244,000	7,569,059
2.65% 3/1/30	4,770,000	4,069,239
7.375% 11/15/31	7,300,000	8,567,171
IPALCO Enterprises, Inc.:
3.7% 9/1/24	430,000	424,156
4.25% 5/1/30	14,400,000	13,281,184
Southern Co.:
3.7% 4/30/30	14,820,000	13,863,290
4.4% 7/1/46	13,000,000	11,458,997
5.113% 8/1/27 (b)	18,500,000	18,520,347
Tampa Electric Co. 6.55% 5/15/36	449,000	510,186
Xcel Energy, Inc.:
3.5% 12/1/49	7,338,000	5,709,359
4.8% 9/15/41	499,000	462,661
		208,466,572
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (a)	1,796,000	1,577,210
ONE Gas, Inc. 2% 5/15/30	5,208,000	4,296,455
Southern Co. Gas Capital Corp. 3.15% 9/30/51	4,891,000	3,405,574
		9,279,239
Independent Power and Renewable Electricity Producers - 1.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	10,000,000	8,950,009
Emera U.S. Finance LP:
2.639% 6/15/31	12,675,000	10,464,949
3.55% 6/15/26	14,650,000	14,034,113
4.75% 6/15/46	8,751,000	7,619,716
The AES Corp.:
1.375% 1/15/26	4,810,000	4,267,452
2.45% 1/15/31	13,083,000	10,780,174
3.3% 7/15/25 (a)	3,929,000	3,726,657
3.95% 7/15/30 (a)	3,427,000	3,130,565
		62,973,635
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	6,500,000	4,636,566
Dominion Energy, Inc. 3.071% 8/15/24 (b)	8,845,000	8,668,980
NiSource, Inc.:
0.95% 8/15/25	2,663,000	2,422,284
2.95% 9/1/29	1,798,000	1,600,005
3.49% 5/15/27	3,591,000	3,435,271
3.6% 5/1/30	5,261,000	4,831,659
4.375% 5/15/47	5,000,000	4,403,320
4.8% 2/15/44	8,000,000	7,366,293
5.25% 2/15/43	212,000	206,860
5.95% 6/15/41	1,024,000	1,056,334
Puget Energy, Inc.:
2.379% 6/15/28	10,580,000	9,204,699
3.65% 5/15/25	2,636,000	2,547,571
4.1% 6/15/30	2,781,000	2,561,810
4.224% 3/15/32	7,430,000	6,845,135
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (b)(c)	105,000	87,182
2.2% 12/15/28	5,000,000	4,331,280
		64,205,249

TOTAL UTILITIES		344,924,695

TOTAL NONCONVERTIBLE BONDS
(Cost $4,116,717,207)		3,626,863,334

U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds:
1.75% 8/15/41	$21,300,000	$15,825,234
1.875% 2/15/41	20,000,000	15,322,656
2% 11/15/41	31,000,000	24,080,703
2.25% 2/15/52	10,300,000	8,227,125
2.875% 5/15/52	198,900,000	183,298,773
3% 8/15/52	14,000,000	13,271,563
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $282,653,172)		260,026,054

Asset-Backed Securities - 0.0%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (Cost $2,211,825)(a)	$2,211,825	$2,134,203

Municipal Securities - 0.1%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	1,965,041
California Gen. Oblig. Series 2010, 7.625% 3/1/40	305,000	403,785
TOTAL MUNICIPAL SECURITIES
(Cost $2,427,651)		2,368,826

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 4.5% 4/22/29 (Cost $5,606,676)	$5,000,000	$4,885,000

Bank Notes - 0.1%
Regions Bank 6.45% 6/26/37
(Cost $2,728,277)	2,611,000	2,905,436

Preferred Securities - 0.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (b)	$5,706,000	$5,401,701
FINANCIALS - 0.3%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22	2,763,000	2,836,023
Capital Markets - 0.2%
UBS Group AG:
4.375% (a)(b)(d)	3,595,000	2,716,330
4.875% (a)(b)(d)	7,660,000	6,623,153
		9,339,483

TOTAL FINANCIALS		12,175,506

TOTAL PREFERRED SECURITIES
(Cost $20,045,570)		17,577,207
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund 2.33% (e)
(Cost $287,413,284)	287,357,085	287,414,556
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $4,719,803,662)		4,204,174,616
NET OTHER ASSETS (LIABILITIES) - 0.7%		28,089,278
NET ASSETS - 100%		$4,232,263,894

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $820,713,843 or 19.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$129,127,516	$2,173,723,877	$2,015,436,837	$1,338,339	$--	$--	$287,414,556	0.6%
Fidelity Securities Lending Cash Central Fund 2.34%	--	89,993,347	89,993,347	11,939	--	--	--	0.0%
Total	$129,127,516	$2,263,717,224	$2,105,430,184	$1,350,278	$--	$--	$287,414,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,626,863,334	$--	$3,626,863,334	$--
U.S. Government and Government Agency Obligations	260,026,054	--	260,026,054	--
Asset-Backed Securities	2,134,203	--	2,134,203	--
Municipal Securities	2,368,826	--	2,368,826	--
Foreign Government and Government Agency Obligations	4,885,000	--	4,885,000	--
Bank Notes	2,905,436	--	2,905,436	--
Preferred Securities	17,577,207	--	17,577,207	--
Money Market Funds	287,414,556	287,414,556	--	--
Total Investments in Securities:	$4,204,174,616	$287,414,556	$3,916,760,060	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,432,390,378)	$3,916,760,060
Fidelity Central Funds (cost $287,413,284)	287,414,556
Total Investment in Securities (cost $4,719,803,662)		$4,204,174,616
Receivable for fund shares sold		331,403
Interest receivable		43,291,114
Distributions receivable from Fidelity Central Funds		563,145
Receivable from investment adviser for expense reductions		83,055
Total assets		4,248,443,333
Liabilities
Payable for investments purchased	$13,240,391
Payable for fund shares redeemed	1,123,421
Distributions payable	332,062
Accrued management fee	1,229,489
Distribution and service plan fees payable	22,819
Other affiliated payables	231,257
Total liabilities		16,179,439
Net Assets		$4,232,263,894
Net Assets consist of:
Paid in capital		$4,771,637,834
Total accumulated earnings (loss)		(539,373,940)
Net Assets		$4,232,263,894
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($59,296,455 ÷ 5,696,880 shares)(a)		$10.41
Maximum offering price per share (100/96.00 of $10.41)		$10.84
Class M:
Net Asset Value and redemption price per share ($8,438,583 ÷ 810,685 shares)(a)		$10.41
Maximum offering price per share (100/96.00 of $10.41)		$10.84
Class C:
Net Asset Value and offering price per share ($9,755,925 ÷ 937,439 shares)(a)		$10.41
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($975,308,330 ÷ 93,705,126 shares)		$10.41
Class I:
Net Asset Value, offering price and redemption price per share ($111,046,195 ÷ 10,668,563 shares)		$10.41
Class Z:
Net Asset Value, offering price and redemption price per share ($3,068,418,406 ÷ 294,888,812 shares)		$10.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Dividends		$913,886
Interest		117,367,476
Income from Fidelity Central Funds (including $11,939 from security lending)		1,350,278
Total income		119,631,640
Expenses
Management fee	$12,928,319
Transfer agent fees	2,659,333
Distribution and service plan fees	340,445
Independent trustees' fees and expenses	11,821
Total expenses before reductions	15,939,918
Expense reductions	(883,826)
Total expenses after reductions		15,056,092
Net investment income (loss)		104,575,548
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,146,874)
Total net realized gain (loss)		(18,146,874)
Change in net unrealized appreciation (depreciation) on investment securities		(712,132,109)
Net gain (loss)		(730,278,983)
Net increase (decrease) in net assets resulting from operations		$(625,703,435)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,575,548	$85,885,581
Net realized gain (loss)	(18,146,874)	19,976,027
Change in net unrealized appreciation (depreciation)	(712,132,109)	(25,405,093)
Net increase (decrease) in net assets resulting from operations	(625,703,435)	80,456,515
Distributions to shareholders	(128,697,407)	(112,967,117)
Share transactions - net increase (decrease)	1,520,463,185	178,106,536
Total increase (decrease) in net assets	766,062,343	145,595,934
Net Assets
Beginning of period	3,466,201,551	3,320,605,617
End of period	$4,232,263,894	$3,466,201,551

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Corporate Bond Fund Class A

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.24	$11.22	$11.68
Income from Investment Operations
Net investment income (loss)A,B	.287	.277	.311	.376	.352
Net realized and unrealized gain (loss)	(2.270)	.004	.624	1.018	(.465)
Total from investment operations	(1.983)	.281	.935	1.394	(.113)
Distributions from net investment income	(.280)	(.274)	(.315)	(.374)	(.347)
Distributions from net realized gain	(.087)	(.107)	–	–	–
Total distributions	(.367)	(.381)	(.315)	(.374)	(.347)
Net asset value, end of period	$10.41	$12.76	$12.86	$12.24	$11.22
Total ReturnC,D	(15.81)%	2.24%	7.78%	12.72%	(.97)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.77%	.77%	.77%	.79%	.79%
Expenses net of fee waivers, if any	.77%	.77%	.77%	.79%	.79%
Expenses net of all reductions	.77%	.77%	.77%	.79%	.79%
Net investment income (loss)	2.47%	2.19%	2.53%	3.31%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$59,296	$81,746	$74,657	$48,410	$37,046
Portfolio turnover rateG	26%	46%	31%H	28%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class M

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.24	$11.22	$11.68
Income from Investment Operations
Net investment income (loss)A,B	.282	.274	.304	.368	.343
Net realized and unrealized gain (loss)	(2.270)	.004	.624	1.017	(.465)
Total from investment operations	(1.988)	.278	.928	1.385	(.122)
Distributions from net investment income	(.275)	(.271)	(.308)	(.365)	(.338)
Distributions from net realized gain	(.087)	(.107)	–	–	–
Total distributions	(.362)	(.378)	(.308)	(.365)	(.338)
Net asset value, end of period	$10.41	$12.76	$12.86	$12.24	$11.22
Total ReturnC,D	(15.85)%	2.21%	7.72%	12.64%	(1.05)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.81%	.79%	.82%	.87%	.87%
Expenses net of fee waivers, if any	.81%	.79%	.82%	.87%	.87%
Expenses net of all reductions	.81%	.79%	.82%	.87%	.87%
Net investment income (loss)	2.42%	2.16%	2.47%	3.24%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$8,439	$12,127	$11,858	$9,093	$7,819
Portfolio turnover rateG	26%	46%	31%H	28%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class C

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.23	$11.22	$11.68
Income from Investment Operations
Net investment income (loss)A,B	.199	.180	.215	.292	.266
Net realized and unrealized gain (loss)	(2.271)	.003	.634	1.005	(.465)
Total from investment operations	(2.072)	.183	.849	1.297	(.199)
Distributions from net investment income	(.191)	(.176)	(.219)	(.287)	(.261)
Distributions from net realized gain	(.087)	(.107)	–	–	–
Total distributions	(.278)	(.283)	(.219)	(.287)	(.261)
Net asset value, end of period	$10.41	$12.76	$12.86	$12.23	$11.22
Total ReturnC,D	(16.46)%	1.46%	7.04%	11.78%	(1.72)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.54%	1.54%	1.54%	1.55%	1.55%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.55%	1.55%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.55%	1.55%
Net investment income (loss)	1.70%	1.42%	1.75%	2.56%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$9,756	$17,010	$17,956	$14,009	$14,836
Portfolio turnover rateG	26%	46%	31%H	28%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.24	$11.22	$11.68
Income from Investment Operations
Net investment income (loss)A,B	.325	.318	.350	.415	.389
Net realized and unrealized gain (loss)	(2.270)	.003	.624	1.017	(.463)
Total from investment operations	(1.945)	.321	.974	1.432	(.074)
Distributions from net investment income	(.318)	(.314)	(.354)	(.412)	(.386)
Distributions from net realized gain	(.087)	(.107)	–	–	–
Total distributions	(.405)	(.421)	(.354)	(.412)	(.386)
Net asset value, end of period	$10.41	$12.76	$12.86	$12.24	$11.22
Total ReturnC	(15.54)%	2.56%	8.12%	13.10%	(.63)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.44%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.44%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.79%	2.50%	2.84%	3.65%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$975,308	$1,481,426	$2,179,540	$1,411,052	$1,142,503
Portfolio turnover rateF	26%	46%	31%G	28%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class I

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.24	$11.22	$11.68
Income from Investment Operations
Net investment income (loss)A,B	.322	.311	.344	.412	.385
Net realized and unrealized gain (loss)	(2.273)	.004	.624	1.015	(.465)
Total from investment operations	(1.951)	.315	.968	1.427	(.080)
Distributions from net investment income	(.312)	(.308)	(.348)	(.407)	(.380)
Distributions from net realized gain	(.087)	(.107)	–	–	–
Total distributions	(.399)	(.415)	(.348)	(.407)	(.380)
Net asset value, end of period	$10.41	$12.76	$12.86	$12.24	$11.22
Total ReturnC	(15.58)%	2.51%	8.07%	13.06%	(.68)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.50%	.50%	.50%	.49%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.49%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.49%	.50%
Net investment income (loss)	2.74%	2.45%	2.80%	3.63%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$111,046	$200,288	$183,627	$122,654	$129,845
Portfolio turnover rateF	26%	46%	31%G	28%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class Z

Years ended August 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.86	$12.23	$11.16
Income from Investment Operations
Net investment income (loss)B,C	.326	.328	.360	.358
Net realized and unrealized gain (loss)	(2.262)	.005	.635	1.097
Total from investment operations	(1.936)	.333	.995	1.455
Distributions from net investment income	(.327)	(.326)	(.365)	(.385)
Distributions from net realized gain	(.087)	(.107)	–	–
Total distributions	(.414)	(.433)	(.365)	(.385)
Net asset value, end of period	$10.41	$12.76	$12.86	$12.23
Total ReturnD,E	(15.47)%	2.66%	8.30%	13.34%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%	.36%	.36%	.36%H
Net investment income (loss)	2.87%	2.59%	2.93%	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,068,418	$1,673,604	$852,967	$100,483
Portfolio turnover rateI	26%	46%	31%J	28%

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,207,762
Gross unrealized depreciation	(516,806,034)
Net unrealized appreciation (depreciation)	$(513,598,272)
Tax Cost	$4,717,772,888

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$(513,598,272)

The Fund intends to elect to defer to its next fiscal year $25,385,935 of capital losses recognized during the period November 1,2021 to August 31, 2022.

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$110,843,099	$ 95,701,671
Long-term Capital Gains	17,854,308	17,265,446
Total	$128,697,407	$ 112,967,117

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	1,560,869,389	391,028,717

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$179,166	$7,220
Class M	-%	.25%	25,536	–
Class C	.75%	.25%	135,743	20,607
			$340,445	$27,827

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,495
Class M	1,341
Class C(a)	1,482
$12,318

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$120,831.17
Class M	21,758.21
Class C	25,332.19
Corporate Bond	1,134,569.09
Class I	234,155.15
Class Z	1,122,688.05
	$2,659,333

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Corporate Bond Fund	$1,284	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$883,579

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $247.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Corporate Bond Fund
Distributions to shareholders
Class A	$2,287,021	$2,401,138
Class M	320,980	367,105
Class C	334,690	432,702
Corporate Bond	42,444,861	75,271,880
Class I	5,590,492	6,090,803
Class Z	77,719,363	28,403,489
Total	$128,697,407	$112,967,117

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Corporate Bond Fund
Class A
Shares sold	1,179,666	3,491,333	$13,976,580	$44,536,789
Reinvestment of distributions	193,886	185,941	2,269,171	2,359,228
Shares redeemed	(2,081,425)	(3,077,220)	(24,067,524)	(39,063,641)
Net increase (decrease)	(707,873)	600,054	$(7,821,773)	$7,832,376
Class M
Shares sold	95,578	256,040	$1,102,808	$3,257,273
Reinvestment of distributions	27,168	28,723	318,111	364,510
Shares redeemed	(262,183)	(256,659)	(3,035,109)	(3,252,704)
Net increase (decrease)	(139,437)	28,104	$(1,614,190)	$369,079
Class C
Shares sold	227,434	713,684	$2,709,731	$9,094,163
Reinvestment of distributions	28,159	33,822	332,745	429,292
Shares redeemed	(651,038)	(810,946)	(7,540,547)	(10,258,700)
Net increase (decrease)	(395,445)	(63,440)	$(4,498,071)	$(735,245)
Corporate Bond
Shares sold	18,433,215	88,663,171	$211,107,164	$1,127,904,153
Reinvestment of distributions	3,255,463	5,405,495	38,200,866	68,568,448
Shares redeemed	(44,055,578)	(147,462,217)	(514,921,231)	(1,875,165,667)
Net increase (decrease)	(22,366,900)	(53,393,551)	$(265,613,201)	$(678,693,066)
Class I
Shares sold	8,271,807	10,297,123	$93,803,206	$130,688,880
Reinvestment of distributions	464,204	475,929	5,497,008	6,041,956
Shares redeemed	(13,759,605)	(9,357,769)	(155,353,790)	(118,209,282)
Net increase (decrease)	(5,023,594)	1,415,283	$(56,053,576)	$18,521,554
Class Z
Shares sold	181,425,823	98,277,720	$2,063,754,531	$1,256,354,401
Reinvestment of distributions	6,747,145	2,151,998	77,136,214	27,312,728
Shares redeemed	(24,451,818)	(35,600,855)	(284,826,749)	(452,855,291)
Net increase (decrease)	163,721,150	64,828,863	$1,856,063,996	$830,811,838

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Corporate Bond Fund	58%

12. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Corporate Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Corporate Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Corporate Bond Fund
Class A	.76%
Actual		$1,000.00	$898.10	$3.64
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class M	.82%
Actual		$1,000.00	$897.80	$3.92
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class C	1.53%
Actual		$1,000.00	$895.40	$7.31
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Corporate Bond	.44%
Actual		$1,000.00	$899.50	$2.11
Hypothetical-C		$1,000.00	$1,022.99	$2.24
Class I	.49%
Actual		$1,000.00	$899.30	$2.35
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class Z	.36%
Actual		$1,000.00	$900.70	$1.72
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2022, $1,012,761, or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $69,642,519 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $92,688,702 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 99.04% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

CBD-ANN-1022
1.907004.112

Fidelity® Intermediate Bond Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	(8.57)%	0.94%	1.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Intermediate Government/Credit Bond Index performed over the same period.

13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,800
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$11,558	Fidelity® Intermediate Bond Fund
$11,373	Bloomberg U.S. Intermediate Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course in August (-2.83%), when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers David DeBiase, Julian Potenza and Rob Galusza:   For the fiscal year ending August 31, 2022, the fund returned -8.57%, net of fees, slightly trailing the -8.20% result of the benchmark Bloomberg U.S. Intermediate Government/Credit Bond Index. Overall, both sector allocation and security selection detracted from performance, relative to the benchmark. The fund’s overweighted position in the corporate debt of financial institutions hampered our relative result, as did our non-benchmark stakes in asset-backed securities and commercial mortgage-backed securities. Conversely, a notable underweighting among government-related agency bonds aided relative performance. Our yield curve positioning in U.S. Treasuries, as well as in industrial corporates, also meaningfully contributed. At period end, corporates made up roughly 39% of fund assets, up from about 37% 12 months ago, and higher than the index average of roughly 31%. By the end of the fiscal year, we also had increased the fund’s exposure to U.S. Treasuries to roughly 43% of assets, from about 41% at the start of the period, notably lower than the average index weight of approximately 61%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	43.2%
AAA	9.3%
AA	1.4%
A	13.8%
BBB	25.2%
BB and Below	2.2%
Not Rated	3.7%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratingsare as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition

Asset Allocation (% of fund's net assets)

As of August 31, 2022*,**
Corporate Bonds	38.9%
U.S. Government and U.S. Government Agency Obligations	43.2%
Asset-Backed Securities	7.2%
CMOs and Other Mortgage Related Securities	9.1%
Municipal Bonds	0.1%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Futures and Swaps - 2.9%

 ** Foreign investments - 14.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	85.2%
Cayman Islands	4.2%
United Kingdom	2.9%
Japan	1.9%
France	1.1%
Switzerland	1.0%
Canada	0.8%
Ireland	0.4%
Multi-National	0.5%
Other	2.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.9%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	$6,534	$5,613
4.3% 2/15/30	10,000	9,592
NTT Finance Corp.:
1.162% 4/3/26 (a)	7,525	6,751
1.591% 4/3/28 (a)	10,400	8,994
Verizon Communications, Inc.:
2.1% 3/22/28	7,837	6,926
2.355% 3/15/32	2,543	2,086
		39,962
Entertainment - 0.0%
The Walt Disney Co. 3% 9/15/22	2,241	2,241
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	5,000	4,714
4.908% 7/23/25	4,820	4,803
Comcast Corp. 3.95% 10/15/25	3,064	3,059
Discovery Communications LLC 3.625% 5/15/30	1,652	1,447
Magallanes, Inc.:
3.755% 3/15/27 (a)	4,855	4,535
4.054% 3/15/29 (a)	816	743
		19,301
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3.2% 3/15/27 (a)	2,539	2,416
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	3,504	3,013
2.625% 4/15/26	8,500	7,859
3.5% 4/15/25	4,200	4,101
		17,389

TOTAL COMMUNICATION SERVICES		78,893

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.3%
General Motors Co. 6.125% 10/1/25	5,000	5,146
General Motors Financial Co., Inc.:
1.05% 3/8/24	2,011	1,908
1.25% 1/8/26	14,829	13,065
2.35% 2/26/27	4,100	3,636
3.25% 1/5/23	5,500	5,492
4.15% 6/19/23	6,023	6,020
4.35% 4/9/25	6,000	5,914
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	12,290	11,079
3.125% 5/12/23 (a)	2,363	2,351
4.35% 6/8/27 (a)	4,333	4,218
		58,829
Household Durables - 0.1%
Toll Brothers Finance Corp.:
4.875% 11/15/25	4,400	4,332
4.875% 3/15/27	2,143	2,066
		6,398
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	12,200	12,083
Specialty Retail - 0.6%
AutoZone, Inc.:
3.625% 4/15/25	541	533
4% 4/15/30	5,000	4,746
Lowe's Companies, Inc.:
1.7% 9/15/28	5,000	4,286
4.5% 4/15/30	7,000	6,898
O'Reilly Automotive, Inc.:
3.9% 6/1/29	5,000	4,733
4.2% 4/1/30	560	538
Ross Stores, Inc. 0.875% 4/15/26	8,093	7,167
The Home Depot, Inc. 2.5% 4/15/27	357	337
		29,238

TOTAL CONSUMER DISCRETIONARY		106,548

CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	6,900	6,486
Molson Coors Beverage Co. 3% 7/15/26	4,500	4,216
		10,702
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (a)	2,312	2,052
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	2,725	2,358
		4,410
Food Products - 0.7%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (a)	5,755	5,165
3% 2/2/29 (a)	5,000	4,346
5.125% 2/1/28 (a)	12,000	11,985
JDE Peet's BV 1.375% 1/15/27 (a)	10,197	8,747
		30,243
Tobacco - 0.8%
Altria Group, Inc.:
2.35% 5/6/25	1,004	955
4.8% 2/14/29	6,885	6,667
BAT Capital Corp.:
3.222% 8/15/24	3,000	2,930
4.7% 4/2/27	6,324	6,154
BAT International Finance PLC 1.668% 3/25/26	12,400	11,041
Imperial Tobacco Finance PLC 3.125% 7/26/24 (a)	8,300	7,986
		35,733

TOTAL CONSUMER STAPLES		81,088

ENERGY - 3.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 2.061% 12/15/26	1,901	1,730
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	3,345
Cenovus Energy, Inc. 4.25% 4/15/27	11,000	10,835
DCP Midstream Operating LP:
3.875% 3/15/23	3,530	3,521
5.375% 7/15/25	6,000	6,015
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29	5,500	5,025
Energy Transfer LP:
2.9% 5/15/25	6,000	5,684
3.6% 2/1/23	3,281	3,277
4.2% 9/15/23	1,661	1,658
4.5% 4/15/24	8,136	8,107
4.95% 6/15/28	5,000	4,914
5.875% 1/15/24	6,034	6,114
EQT Corp. 3.9% 10/1/27	3,000	2,840
Equinor ASA 1.75% 1/22/26	1,103	1,024
Hess Corp. 4.3% 4/1/27	19,500	19,038
Hess Midstream Partners LP 5.625% 2/15/26 (a)	8,000	7,801
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,022	3,007
MPLX LP:
1.75% 3/1/26	4,900	4,435
3.375% 3/15/23	5,069	5,065
4% 2/15/25	500	493
4% 3/15/28	5,000	4,783
4.5% 7/15/23	990	994
Occidental Petroleum Corp. 2.9% 8/15/24	6,142	5,982
Petroleos Mexicanos 6.7% 2/16/32	4,742	3,674
Phillips 66 Co. 0.9% 2/15/24	6,300	6,021
Plains All American Pipeline LP/PAA Finance Corp. 3.85% 10/15/23	2,649	2,638
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	2,582
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,003
4.3% 3/4/24	2,490	2,491
4.55% 6/24/24	2,547	2,553
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 3.5551% 1/13/23 (b)(c)	2,073	2,065
		136,984

TOTAL ENERGY		138,714

FINANCIALS - 20.0%
Banks - 11.5%
Bank of America Corp.:
1.197% 10/24/26 (b)	17,500	15,646
1.319% 6/19/26 (b)	5,700	5,186
2.496% 2/13/31 (b)	5,000	4,195
3.384% 4/2/26 (b)	8,850	8,540
3.95% 4/21/25	5,000	4,950
3.97% 3/5/29 (b)	5,000	4,733
3.974% 2/7/30 (b)	6,800	6,380
4.2% 8/26/24	8,640	8,626
4.25% 10/22/26	5,912	5,823
4.271% 7/23/29 (b)	3,500	3,348
4.45% 3/3/26	3,485	3,471
4.948% 7/22/28 (b)	8,700	8,692
Bank of Montreal 1.85% 5/1/25	7,000	6,598
Bank of Nova Scotia 4.5% 12/16/25	6,400	6,383
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (a)	8,518	8,477
Barclays PLC:
1.007% 12/10/24 (b)	3,941	3,735
2.279% 11/24/27 (b)	13,090	11,496
2.852% 5/7/26 (b)	9,852	9,224
3.932% 5/7/25 (b)	9,030	8,827
5.304% 8/9/26 (b)	4,022	3,993
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (a)(b)(c)	5,577	4,892
2.219% 6/9/26 (a)(b)	3,479	3,207
Capital One Bank NA 2.28% 1/28/26 (b)	5,690	5,382
Citigroup, Inc.:
3.106% 4/8/26 (b)	5,600	5,379
4.6% 3/9/26	3,328	3,320
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,271
Commonwealth Bank of Australia 2.688% 3/11/31 (a)	8,832	7,079
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	2,971
DNB Bank ASA:
1.535% 5/25/27 (a)(b)	4,294	3,801
1.605% 3/30/28 (a)(b)	9,302	8,048
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	755	748
HSBC Holdings PLC:
0.976% 5/24/25 (b)	2,500	2,330
1.645% 4/18/26 (b)	12,503	11,385
2.251% 11/22/27 (b)	14,820	13,065
2.999% 3/10/26 (b)	8,000	7,580
4.292% 9/12/26 (b)	5,000	4,857
5.21% 8/11/28 (b)	6,275	6,125
Huntington Bancshares, Inc. 4.443% 8/4/28 (b)	5,012	4,898
ING Groep NV 1.726% 4/1/27 (b)	3,626	3,211
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	4,600	4,577
5.71% 1/15/26 (a)	4,940	4,634
JPMorgan Chase & Co.:
1.045% 11/19/26 (b)	5,840	5,189
1.47% 9/22/27 (b)	9,890	8,661
2.069% 6/1/29 (b)	7,500	6,409
2.083% 4/22/26 (b)	7,100	6,640
2.522% 4/22/31 (b)	5,000	4,229
2.947% 2/24/28 (b)	18,092	16,792
2.956% 5/13/31 (b)	7,045	6,038
3.797% 7/23/24 (b)	4,840	4,813
3.875% 9/10/24	5,168	5,145
4.125% 12/15/26	5,070	5,006
4.25% 10/1/27	4,000	3,958
Lloyds Banking Group PLC 2.438% 2/5/26 (b)	1,666	1,565
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	5,800	5,324
1.538% 7/20/27 (b)	9,500	8,369
1.64% 10/13/27 (b)	12,210	10,714
2.193% 2/25/25	7,140	6,767
4.05% 9/11/28	5,000	4,815
5.017% 7/20/28 (b)	13,600	13,669
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (b)	10,000	8,704
4.254% 9/11/29 (b)	3,000	2,842
NatWest Group PLC:
1.642% 6/14/27 (b)	3,500	3,064
2.359% 5/22/24 (b)	4,143	4,070
3.073% 5/22/28 (b)	3,500	3,162
4.519% 6/25/24 (b)	6,878	6,840
Rabobank Nederland 1.98% 12/15/27 (a)(b)	4,100	3,624
Regions Financial Corp. 2.25% 5/18/25	3,093	2,950
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	8,991	7,819
Societe Generale:
1.488% 12/14/26 (a)(b)	5,547	4,834
1.792% 6/9/27 (a)(b)	6,264	5,422
2.625% 10/16/24 (a)	1,265	1,211
4.25% 4/14/25 (a)	3,044	2,981
4.677% 6/15/27 (a)	8,500	8,418
4.75% 11/24/25 (a)	7,291	7,123
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	8,800	7,752
SVB Financial Group:
2.1% 5/15/28	9,444	7,998
3.125% 6/5/30	2,952	2,528
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,468
The Toronto-Dominion Bank 2.8% 3/10/27	7,616	7,137
Truist Financial Corp. 4.26% 7/28/26 (b)	8,790	8,770
Wells Fargo & Co.:
2.164% 2/11/26 (b)	8,510	8,007
2.188% 4/30/26 (b)	9,200	8,611
3.526% 3/24/28 (b)	5,358	5,062
4.3% 7/22/27	9,780	9,622
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(c)	6,500	6,248
4.11% 7/24/34 (b)	1,798	1,617
		524,070
Capital Markets - 3.0%
Ares Capital Corp. 3.25% 7/15/25	9,000	8,439
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	8,990	7,565
2.593% 9/11/25 (a)(b)	5,000	4,626
4.207% 6/12/24 (a)(b)	13,500	13,288
4.55% 4/17/26	5,000	4,793
6.373% 7/15/26 (a)(b)	6,800	6,768
Deutsche Bank AG 4.5% 4/1/25	6,931	6,706
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,698	2,536
1.447% 4/1/25 (b)	5,904	5,510
2.129% 11/24/26 (b)	9,820	8,657
2.222% 9/18/24 (b)	6,721	6,482
2.311% 11/16/27 (b)	7,288	6,191
Goldman Sachs Group, Inc. 4.482% 8/23/28 (b)	9,100	8,883
Intercontinental Exchange, Inc. 4.35% 6/15/29	5,000	4,936
Moody's Corp.:
3.25% 1/15/28	7,000	6,594
3.75% 3/24/25	3,976	3,938
Morgan Stanley:
0.79% 5/30/25 (b)	2,500	2,337
2.188% 4/28/26 (b)	5,500	5,166
3.737% 4/24/24 (b)	5,698	5,673
3.875% 1/27/26	4,600	4,548
S&P Global, Inc. 2.45% 3/1/27 (a)	7,000	6,529
State Street Corp. 2.901% 3/30/26 (b)	303	291
UBS Group AG 1.008% 7/30/24 (a)(b)	4,158	4,030
		134,486
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	5,334	4,702
2.45% 10/29/26	2,122	1,871
3% 10/29/28	2,223	1,890
3.3% 1/23/23	5,800	5,776
4.125% 7/3/23	7,092	7,075
6.5% 7/15/25	1,668	1,708
Ally Financial, Inc.:
1.45% 10/2/23	977	947
2.2% 11/2/28	7,539	6,223
3.05% 6/5/23	4,300	4,267
4.625% 3/30/25	3,000	2,991
4.75% 6/9/27	10,900	10,633
5.125% 9/30/24	9,801	9,925
5.75% 11/20/25	2,039	2,061
Capital One Financial Corp.:
1.878% 11/2/27 (b)	17,200	15,155
2.359% 7/29/32 (b)	10,000	7,713
2.636% 3/3/26 (b)	5,000	4,739
3.2% 2/5/25	3,500	3,410
3.9% 1/29/24	4,480	4,464
4.985% 7/24/26 (b)	3,809	3,804
Discover Financial Services:
3.85% 11/21/22	196	196
4.5% 1/30/26	2,428	2,378
Ford Motor Credit Co. LLC:
2.3% 2/10/25	4,000	3,646
4.25% 9/20/22	4,080	4,077
Synchrony Financial:
4.25% 8/15/24	5,000	4,943
4.375% 3/19/24	6,708	6,680
		121,274
Diversified Financial Services - 1.3%
Athene Global Funding:
0.95% 1/8/24 (a)	6,757	6,429
1.73% 10/2/26 (a)	14,427	12,572
2.646% 10/4/31 (a)	9,900	7,831
Blackstone Private Credit Fund 4.7% 3/24/25	10,119	9,792
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,856
4.125% 6/15/26	1,347	1,302
Equitable Holdings, Inc. 4.35% 4/20/28	10,800	10,622
Jackson Financial, Inc.:
5.17% 6/8/27	1,918	1,893
5.67% 6/8/32	7,520	7,300
		60,597
Insurance - 1.5%
AFLAC, Inc. 3.6% 4/1/30	1,122	1,067
AIA Group Ltd.:
3.375% 4/7/30 (a)	3,479	3,227
3.9% 4/6/28 (a)	8,500	8,291
American International Group, Inc. 2.5% 6/30/25	5,600	5,338
Aon PLC 3.875% 12/15/25	6,215	6,149
Empower Finance 2020 LP 1.357% 9/17/27 (a)	4,273	3,670
Equitable Financial Life Global Funding:
1.3% 7/12/26 (a)	5,000	4,436
1.4% 8/27/27 (a)	5,000	4,284
1.7% 11/12/26 (a)	6,372	5,671
Five Corners Funding Trust II 2.85% 5/15/30 (a)	4,523	3,921
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	2,420	2,418
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	2,524
SunAmerica, Inc.:
3.65% 4/5/27 (a)	2,771	2,605
3.85% 4/5/29 (a)	1,739	1,601
3.9% 4/5/32 (a)	2,070	1,859
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,166
Unum Group 4% 3/15/24	3,330	3,345
Willis Group North America, Inc. 4.5% 9/15/28	5,500	5,353
		69,925

TOTAL FINANCIALS		910,352

HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,099	3,786
Health Care Providers & Services - 1.3%
Centene Corp.:
2.45% 7/15/28	4,185	3,530
4.25% 12/15/27	5,000	4,748
Cigna Corp.:
3.4% 3/1/27	4,500	4,290
4.375% 10/15/28	10,724	10,561
Elevance Health, Inc. 3.35% 12/1/24	4,000	3,941
HCA Holdings, Inc.:
3.125% 3/15/27 (a)	13,100	12,058
3.5% 9/1/30	1,981	1,729
5.625% 9/1/28	5,000	5,025
5.875% 2/1/29	2,757	2,810
Humana, Inc.:
1.35% 2/3/27	6,000	5,243
3.7% 3/23/29	1,589	1,500
Sabra Health Care LP:
3.2% 12/1/31	3,969	3,156
3.9% 10/15/29	1,351	1,178
UnitedHealth Group, Inc. 2.75% 2/15/23	684	682
		60,451
Pharmaceuticals - 0.5%
Elanco Animal Health, Inc. 5.772% 8/28/23 (d)	641	640
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27 (a)	7,000	6,571
Mylan NV 4.55% 4/15/28	9,726	9,131
Viatris, Inc.:
1.65% 6/22/25	443	404
2.7% 6/22/30	6,449	5,080
		21,826

TOTAL HEALTH CARE		86,063

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	2,162	2,133
BAE Systems PLC 3.4% 4/15/30 (a)	12,082	10,999
The Boeing Co.:
1.167% 2/4/23	5,757	5,697
2.7% 2/1/27	5,000	4,531
5.04% 5/1/27	9,200	9,172
5.15% 5/1/30	4,200	4,134
		36,666
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	4,411	3,662
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	5,154
3.8% 4/19/23	2,800	2,772
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,270	2,793
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	3,623	3,376
		17,757
Building Products - 0.0%
Carrier Global Corp. 2.493% 2/15/27	1,501	1,381
Machinery - 0.4%
Daimler Trucks Finance North America LLC 2% 12/14/26 (a)	11,537	10,266
Otis Worldwide Corp. 2.056% 4/5/25	5,190	4,901
		15,167
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	2,749	2,595
0.8% 8/18/24	4,123	3,804
2.2% 1/15/27	3,852	3,383
4.25% 2/1/24	2,956	2,948
		12,730
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,120	6,529
3.25% 2/15/27 (a)	2,791	2,416
3.95% 7/1/24 (a)	3,046	2,908
4.375% 5/1/26 (a)	1,023	946
5.5% 1/15/26 (a)	1,836	1,770
		14,569

TOTAL INDUSTRIALS		98,270

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp. 5.45% 6/15/23	800	808
IT Services - 0.2%
The Western Union Co.:
2.85% 1/10/25	1,255	1,204
4.25% 6/9/23	5,500	5,492
		6,696
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 1.95% 2/15/28 (a)	5,000	4,289
Micron Technology, Inc. 4.185% 2/15/27	8,550	8,322
		12,611
Software - 0.4%
Oracle Corp. 1.65% 3/25/26	3,122	2,815
Roper Technologies, Inc.:
1.4% 9/15/27	5,000	4,282
2% 6/30/30	5,730	4,666
VMware, Inc.:
1% 8/15/24	6,111	5,726
1.4% 8/15/26	2,683	2,365
		19,854

TOTAL INFORMATION TECHNOLOGY		39,969

MATERIALS - 0.5%
Chemicals - 0.3%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (a)	1,000	900
1.832% 10/15/27 (a)	5,000	4,284
LYB International Finance III LLC 1.25% 10/1/25	4,817	4,345
The Mosaic Co.:
3.25% 11/15/22	1,917	1,916
4.25% 11/15/23	5,095	5,100
		16,545
Construction Materials - 0.2%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	8,211

TOTAL MATERIALS		24,756

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent LP 3.625% 4/15/32	1,903	1,661
Boston Properties, Inc. 3.2% 1/15/25	3,000	2,927
Corporate Office Properties LP 2% 1/15/29	3,626	2,864
Federal Realty Investment Trust 3.95% 1/15/24	7,000	6,966
Hudson Pacific Properties LP 4.65% 4/1/29	6,361	5,972
Kite Realty Group Trust 4% 3/15/25	2,399	2,337
LXP Industrial Trust (REIT) 4.4% 6/15/24	1,190	1,174
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	629	625
4.5% 1/15/25	1,111	1,101
4.5% 4/1/27	12,798	12,257
4.95% 4/1/24	1,104	1,107
5.25% 1/15/26	8,160	8,090
Piedmont Operating Partnership LP 2.75% 4/1/32	752	573
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,307
4.25% 2/1/26	2,246	2,187
Spirit Realty LP 2.1% 3/15/28	4,730	3,945
Sun Communities Operating LP 2.3% 11/1/28	857	724
Ventas Realty LP:
2.65% 1/15/25	3,986	3,818
3% 1/15/30	2,083	1,813
3.5% 4/15/24	2,379	2,347
4% 3/1/28	1,168	1,112
VICI Properties LP 5.125% 5/15/32	687	655
Vornado Realty LP 2.15% 6/1/26	936	824
Welltower, Inc. 3.625% 3/15/24	2,553	2,532
WP Carey, Inc.:
3.85% 7/15/29	633	587
4.6% 4/1/24	5,173	5,188
		74,693
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,398
4.1% 10/1/24	377	370
Post Apartment Homes LP 3.375% 12/1/22	1,352	1,352
		6,120

TOTAL REAL ESTATE		80,813

UTILITIES - 2.7%
Electric Utilities - 1.6%
Cleco Corporate Holdings LLC 3.743% 5/1/26	6,000	5,750
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	9,448	8,783
Duke Energy Corp. 4.3% 3/15/28	6,716	6,575
Edison International 2.95% 3/15/23	1,206	1,202
Eversource Energy 2.8% 5/1/23	4,679	4,643
Exelon Corp.:
2.75% 3/15/27 (a)	779	728
3.35% 3/15/32 (a)	7,946	7,127
FirstEnergy Corp.:
1.6% 1/15/26	578	520
2.05% 3/1/25	3,242	3,018
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,209
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,733
Pacific Gas & Electric Co. 3.25% 2/16/24	12,000	11,738
Southern Co. 5.113% 8/1/27 (b)	5,000	5,005
Virginia Electric & Power Co. 2.4% 3/30/32	5,000	4,272
Vistra Operations Co. LLC 5% 7/31/27 (a)	9,250	8,609
		72,912
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
1.375% 1/15/26	11,000	9,759
3.3% 7/15/25 (a)	6,074	5,761
3.95% 7/15/30 (a)	6,551	5,984
		21,504
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	6,000	5,674
3.7% 7/15/30	467	445
4.05% 4/15/25	5,500	5,507
NiSource, Inc.:
0.95% 8/15/25	2,404	2,187
2.95% 9/1/29	6,000	5,339
Puget Energy, Inc.:
3.65% 5/15/25	3,000	2,899
4.224% 3/15/32	5,000	4,606
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (b)(c)	3,383	2,809
		29,466

TOTAL UTILITIES		123,882

TOTAL NONCONVERTIBLE BONDS
(Cost $1,896,251)		1,769,348

U.S. Treasury Obligations - 42.5%
U.S. Treasury Notes:
0.25% 7/31/25	$243,739	$221,993
0.625% 7/31/26	41,654	37,375
0.75% 11/15/24	112,334	105,844
1.125% 8/31/28 (e)	284,297	250,037
1.25% 9/30/28	26,718	23,632
1.375% 10/31/28	14,401	12,820
1.5% 1/31/27	41,127	37,949
1.625% 9/30/26	79,554	74,209
1.625% 8/15/29	89,221	80,278
1.875% 2/28/27	44,158	41,403
2.125% 5/15/25	1,001	965
2.25% 8/15/27	30,937	29,378
2.375% 3/31/29	87,936	82,917
2.625% 7/31/29	125,314	120,125
2.75% 8/15/32 (f)	307,761	296,893
3% 6/30/24	209,374	207,558
3.125% 11/15/28	233,845	230,876
3.25% 6/30/29	77,010	76,697
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,036,354)		1,930,949

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.6%
2.5% 10/1/31 to 1/1/33	4,705	4,442
3% 11/1/32 to 12/1/32	15,955	15,401
3.5% 9/1/34 to 10/1/34	5,554	5,473
4.5% 3/1/39 to 8/1/39	1,301	1,314
5.5% 11/1/34 to 6/1/36	1,220	1,277
6.5% 7/1/32 to 8/1/36	756	813
7% 8/1/25 to 2/1/32	3	3
7.5% 8/1/23 to 8/1/29	19	20

TOTAL FANNIE MAE		28,743

Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	2,084	2,184
7.5% 7/1/27 to 1/1/33	7	7

TOTAL FREDDIE MAC		2,191

Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	677	723
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $33,225)		31,657

Asset-Backed Securities - 7.2%
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (a)	$1,246	$863
Series 2019-2 Class A, 3.376% 10/16/39 (a)	2,417	1,768
Series 2021-1A Class A, 2.95% 11/16/41 (a)	3,097	2,584
Series 2021-2A Class A, 2.798% 1/15/47 (a)	5,951	4,964
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	3,109	3,087
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 3.819% 7/22/32 (a)(b)(c)	11,433	11,176
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(b)(c)	8,700	8,547
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 3.6508% 1/17/32 (a)(b)(c)	11,691	11,463
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	753	622
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 3.809% 4/22/31 (a)(b)(c)	8,301	8,152
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 3.1937% 2/25/35 (b)(c)	441	437
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (a)	4,109	3,480
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (a)	2,796	2,496
Series 2021-1R Class A, 2.741% 8/15/41 (a)	6,201	5,513
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (a)	9,789	8,698
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 3.612% 7/15/33 (a)(b)(c)	9,727	9,504
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 3.7393% 7/27/30 (a)(b)(c)	16,924	16,646
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (a)	11,811	10,290
Dell Equipment Finance Trust Series 2020-2 Class A3, 0.57% 10/23/23 (a)	2,511	2,479
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	7,519	7,255
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(c)	8,325	8,167
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (a)	2,767	2,678
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,195	1,041
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,086
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,336	2,327
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 3.7393% 7/27/31 (a)(b)(c)	7,153	7,073
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, 3 month U.S. LIBOR + 1.200% 4.0059% 7/29/30 (a)(b)(c)	5,360	5,313
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 3.759% 1/22/31 (a)(b)(c)	12,102	11,891
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	457	450
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	2,564	2,528
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 7.6937% 8/25/34 (b)(c)(g)	160	144
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.7403% 7/17/32 (a)(b)(c)	9,400	9,185
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 3.784% 5/20/29 (a)(b)(c)	6,478	6,397
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 3.3779% 4/15/30 (a)(b)(c)	14,474	14,244
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.6887% 1/25/36 (b)(c)	230	229
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	5,393	4,987
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	7,409	7,387
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	4,787	4,150
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,861	2,735
1.631% 5/15/51 (a)	15,000	13,213
1.884% 7/15/50 (a)	1,073	967
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (a)(b)(c)	7,183	7,035
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 3.532% 1/15/34 (a)(b)(c)	10,048	9,876
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 3.9019% 11/18/30 (a)(b)(c)	9,061	8,913
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 3.442% 7/15/30 (a)(b)(c)	11,039	10,893
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (b)(c)	124	124
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	1,917	1,665
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	2,834	2,431
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8817% 4/6/42 (a)(b)(c)	1,745	1,301
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	68	68
Series 2021-3 Class A, 0.83% 7/20/31 (a)	3,140	3,047
Series 2021-4 Class A, 0.84% 9/20/31 (a)	4,985	4,793
Series 2021-5 Class A, 1.31% 11/20/31 (a)	6,883	6,604
3.12% 3/20/32 (a)	10,299	9,984
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,218	1,171
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	5,241	4,981
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	7,062	6,567
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	9,197	8,635
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 3.6903% 4/17/30 (a)(b)(c)	9,623	9,469
TOTAL ASSET-BACKED SECURITIES
(Cost $341,343)		325,773

Collateralized Mortgage Obligations - 2.7%
Private Sponsor - 2.7%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	2,817	2,616
Series 2021-C Class A, 2.115% 1/25/61 (a)	2,425	2,316
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (a)	6,807	6,128
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (a)	3,501	3,300
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (a)	3,108	2,822
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (a)	13,001	12,116
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	2,314	2,217
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,407	1,377
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	2,007	1,916
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	2,696	2,631
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (a)	10,272	9,985
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	837	825
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (a)	10,644	9,916
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	868	782
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (a)(b)	8,798	8,599
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (a)	3,759	3,428
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (a)(b)	7,715	7,054
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 2.8886% 9/10/22 (a)(b)(c)	10,000	10,000
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	1,415	1,376
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	1,228	1,180
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	2,527	2,356
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	193	183
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	4,072	4,027
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (a)(b)	6,729	6,201
Series 2021-2 Class A1, 2.115% 3/25/26 (a)	5,196	4,898
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	1,089	1,002
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	1,477	1,332
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (a)	5,122	4,900
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	3,774	3,606
Series 2022-HB1 Class A, 4.272% 4/25/32 (a)	2,104	2,068
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (b)(c)	2	2

TOTAL PRIVATE SPONSOR		121,159

U.S. Government Agency - 0.0%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	2,079	2,036
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	332	335

TOTAL U.S. GOVERNMENT AGENCY		2,371

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $130,582)		123,530

Commercial Mortgage Securities - 6.4%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (a)(b)(c)	2,450	2,391
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,776	1,654
BANK:
sequential payer:
Series 2018-BN14 Class ASB, 4.185% 9/15/60	6,500	6,452
Series 2018-BN15 Class ASB, 4.285% 11/15/61	4,000	3,977
Series 2021-BN33 Class XA, 1.1727% 5/15/64 (b)(h)	18,988	1,195
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	5,500	5,175
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 3.19% 6/15/38 (a)(b)(c)	12,200	11,726
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,218
Series 2019-B12 Class XA, 1.1787% 8/15/52 (b)(h)	24,755	1,118
Series 2019-B14 Class XA, 0.9053% 12/15/62 (b)(h)	24,806	860
Series 2020-B17 Class XA, 1.5391% 3/15/53 (b)(h)	49,028	3,236
Series 2020-B19 Class XA, 1.8864% 9/15/53 (b)(h)	32,434	2,722
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (a)(b)(c)	770	762
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (a)(b)(c)	4,820	4,582
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (a)(b)(c)	4,534	4,368
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.0433% 5/15/38 (a)(b)(c)	3,600	3,476
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (a)(b)(c)	5,810	5,617
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (a)(b)(c)	4,495	4,349
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (a)(b)(c)	4,208	4,029
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 3.091% 1/15/34 (a)(b)(c)	1,592	1,544
Series 2021-SOAR Class A, 3.062% 6/15/38 (a)(b)	4,041	3,903
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(b)(c)	5,438	5,374
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,461	2,386
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	6,456	5,867
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	4,640	4,100
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (a)(b)(c)	1,328	1,301
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (a)(b)(c)	4,224	4,151
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	2,919	2,855
Series 2016-GC37 Class AAB, 3.098% 4/10/49	717	700
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,527	1,509
Series 2013-CR13 Class AM, 4.449% 11/10/46	7,664	7,587
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,459	1,357
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	1,803
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,293	3,210
Series 2020-C19 Class ASB, 2.5501% 3/15/53	18,998	17,374
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (a)(b)(c)	6,258	6,036
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (a)(b)(c)	1,978	1,938
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (a)(b)(c)	2,616	2,490
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	944	928
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)(b)	5,610	5,590
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,640	4,629
Series 2013-GC13 Class A/S, 4.2082% 7/10/46 (a)(b)	13,365	13,215
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	13,268
Series 2015-GC30 Class A/S, 3.777% 5/10/50	823	791
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,345	4,281
Series 2015-C29 Class A4, 3.6108% 5/15/48	15,686	15,248
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 3.391% 9/15/29 (a)(b)(c)	2,160	2,130
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	2,059	2,036
Series 2013-C10 Class A5, 3.1425% 12/15/47	1,521	1,511
Series 2013-C16 Class A/S, 4.5169% 12/15/46	4,102	4,062
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,021	1,005
Series 2018-AON Class D, 4.767% 7/5/31 (a)(b)	5,354	4,653
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,101
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(b)(c)	3,450	3,340
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 7/15/38 (a)(b)(c)	2,106	2,035
Morgan Stanley BAML Trust:
sequential payer Series 2013-C11 Class A4, 4.2952% 8/15/46 (b)	1,650	1,637
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,903	1,883
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,880	3,634
Series 2021-L6 Class XA, 1.3474% 6/15/54 (b)(h)	6,742	460
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 2.875% 10/15/36 (a)(b)(c)	7,358	7,015
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (a)(b)(c)	4,211	4,058
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C8 Class ASB, 3.903% 2/15/51	4,290	4,223
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,900	11,113
Series 2017-C7 Class XA, 1.1575% 12/15/50 (b)(h)	89,410	3,326
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,396
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	2,027	1,656
Series 2020-LAB Class X, 0.5162% 10/10/42 (a)(b)(h)	91,771	2,614
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	500	487
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,950	2,894
WF-RBS Commercial Mortgage Trust:
Series 2013-C11 Class ASB, 2.63% 3/15/45	526	525
Series 2013-C12 Class A4, 3.198% 3/15/48	3,753	3,739
Series 2014-C25 Class A5, 3.631% 11/15/47	10,000	9,783
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $311,787)		290,658

Municipal Securities - 0.1%
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,498
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,797
TOTAL MUNICIPAL SECURITIES
(Cost $5,330)		5,295

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States:	$	$
3.25% 4/16/30	3,615	3,221
3.5% 2/12/34	3,000	2,499
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,584)		5,720

Bank Notes - 0.2%
First Citizens Bank & Trust Co. 2.969% 9/27/25 (b)	6,740	6,436
Truist Bank 2.75% 5/1/23	4,300	4,277
TOTAL BANK NOTES
(Cost $11,039)		10,713
	Shares	Value (000s)

Fixed-Income Funds - 0.0%
Fidelity Specialized High Income Central Fund (i)
(Cost $45)	450	38

Money Market Funds - 6.6%
Fidelity Cash Central Fund 2.33% (j)	30,220,917	30,227
Fidelity Securities Lending Cash Central Fund 2.34% (j)(k)	267,380,182	267,407
TOTAL MONEY MARKET FUNDS
(Cost $297,634)		297,634
TOTAL INVESTMENT IN SECURITIES - 105.4%
(Cost $5,070,174)		4,791,315
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(245,219)
NET ASSETS - 100%		$4,546,096

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	270	Dec. 2022	$56,249	$(190)	$(190)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	674	Dec. 2022	74,693	(854)	(854)
TOTAL FUTURES CONTRACTS					$(1,044)

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $972,758,000 or 21.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,292,000.

 (f) Security or a portion of the security is on loan at period end.

 (g) Level 3 security

 (h) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$77,318	$1,723,768	$1,770,859	$253	$--	$--	$30,227	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	--	1,908,861	1,641,454	91	--	--	267,407	0.8%
Fidelity Specialized High Income Central Fund	42	4	--	3	--	(8)	38	0.0%
Total	$77,360	$3,632,633	$3,412,313	$347	$--	$(8)	$297,672

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,769,348	$--	$1,769,348	$--
U.S. Government and Government Agency Obligations	1,930,949	--	1,930,949	--
U.S. Government Agency - Mortgage Securities	31,657	--	31,657	--
Asset-Backed Securities	325,773	--	325,629	144
Collateralized Mortgage Obligations	123,530	--	123,530	--
Commercial Mortgage Securities	290,658	--	290,658	--
Municipal Securities	5,295	--	5,295	--
Foreign Government and Government Agency Obligations	5,720	--	5,720	--
Bank Notes	10,713	--	10,713	--
Fixed-Income Funds	38	38	--	--
Money Market Funds	297,634	297,634	--	--
Total Investments in Securities:	$4,791,315	$297,672	$4,493,499	$144
Derivative Instruments:
Liabilities
Futures Contracts	$(1,044)	$(1,044)	$--	$--
Total Liabilities	$(1,044)	$(1,044)	$--	$--
Total Derivative Instruments:	$(1,044)	$(1,044)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$0	$(1,044)
Total Interest Rate Risk	0	(1,044)
Total Value of Derivatives	$0	$(1,044)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $261,329) — See accompanying schedule: Unaffiliated issuers (cost $4,772,495)	$4,493,643
Fidelity Central Funds (cost $297,679)	297,672
Total Investment in Securities (cost $5,070,174)		$4,791,315
Receivable for investments sold		142,830
Receivable for fund shares sold		1,932
Interest receivable		25,042
Distributions receivable from Fidelity Central Funds		64
Receivable for daily variation margin on futures contracts		11
Other receivables		39
Total assets		4,961,233
Liabilities
Payable for investments purchased	$140,467
Payable for fund shares redeemed	4,933
Distributions payable	592
Accrued management fee	1,127
Other affiliated payables	573
Other payables and accrued expenses	38
Collateral on securities loaned	267,407
Total liabilities		415,137
Net Assets		$4,546,096
Net Assets consist of:
Paid in capital		$4,899,914
Total accumulated earnings (loss)		(353,818)
Net Assets		$4,546,096
Net Asset Value, offering price and redemption price per share ($4,546,096 ÷ 450,610 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2022
Investment Income
Interest		$90,319
Income from Fidelity Central Funds (including $91 from security lending)		346
Total income		90,665
Expenses
Management fee	$12,560
Transfer agent fees	4,225
Fund wide operations fee	2,215
Independent trustees' fees and expenses	13
Total expenses before reductions	19,013
Expense reductions	(1)
Total expenses after reductions		19,012
Net investment income (loss)		71,653
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(71,485)
Futures contracts	(7,496)
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		(78,980)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(374,273)
Fidelity Central Funds	(8)
Futures contracts	(1,065)
Total change in net unrealized appreciation (depreciation)		(375,346)
Net gain (loss)		(454,326)
Net increase (decrease) in net assets resulting from operations		$(382,673)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,653	$59,537
Net realized gain (loss)	(78,980)	18,401
Change in net unrealized appreciation (depreciation)	(375,346)	(48,562)
Net increase (decrease) in net assets resulting from operations	(382,673)	29,376
Distributions to shareholders	(77,324)	(119,135)
Share transactions
Proceeds from sales of shares	2,196,367	1,822,393
Reinvestment of distributions	71,813	110,502
Cost of shares redeemed	(1,176,514)	(886,904)
Net increase (decrease) in net assets resulting from share transactions	1,091,666	1,045,991
Total increase (decrease) in net assets	631,669	956,232
Net Assets
Beginning of period	3,914,427	2,958,195
End of period	$4,546,096	$3,914,427
Other Information
Shares
Sold	207,472	161,538
Issued in reinvestment of distributions	6,760	9,760
Redeemed	(111,782)	(78,528)
Net increase (decrease)	102,450	92,770

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.58	$11.16	$10.58	$10.95
Income from Investment Operations
Net investment income (loss)A,B	.180	.199	.267	.292	.263
Net realized and unrealized gain (loss)	(1.134)	(.102)	.413	.560	(.380)
Total from investment operations	(.954)	.097	.680	.852	(.117)
Distributions from net investment income	(.173)	(.196)	(.260)	(.272)	(.253)
Distributions from net realized gain	(.023)	(.241)	–	–	–
Total distributions	(.196)	(.437)	(.260)	(.272)	(.253)
Net asset value, end of period	$10.09	$11.24	$11.58	$11.16	$10.58
Total ReturnC	(8.57)%	.86%	6.18%	8.18%	(1.07)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.69%	1.76%	2.37%	2.72%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$4,546	$3,914	$2,958	$2,717	$2,719
Portfolio turnover rateF	80%	102%	99%	34%	49%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments, Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Bond Fund	$39

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,682
Gross unrealized depreciation	(284,015)
Net unrealized appreciation (depreciation)	$(281,333)
Tax Cost	$5,072,648

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,807
Capital loss carryforward	$(74,292)
Net unrealized appreciation (depreciation) on securities and other investments	$(281,333)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(74,292)
Long-term	-
Total capital loss carryforward	$(74,292)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$69,088	$ 79,271
Long-term Capital Gains	8,236	39,864
Total	$77,324	$ 119,135

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Bond Fund	1,228,066	511,773

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Intermediate Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Bond Fund	$10	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Intermediate Bond Fund	34%

11. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

12. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Intermediate Bond Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Intermediate Bond Fund	.45%
Actual		$1,000.00	$945.80	$2.21
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 28.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $49,815,346 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $57,668,078 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

IBF-ANN-1022
1.703559.125

Fidelity® Investment Grade Bond Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(15.43)%	0.09%	1.10%
Class M (incl. 4.00% sales charge)	(15.43)%	0.07%	1.09%
Class C (incl. contingent deferred sales charge)	(13.44)%	0.12%	0.90%
Fidelity® Investment Grade Bond Fund	(11.52)%	1.23%	1.85%
Class I	(11.67)%	1.16%	1.79%
Class Z	(11.53)%	1.28%	1.85%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund, a class of the fund, on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,700
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$12,010	Fidelity® Investment Grade Bond Fund
$11,436	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Jeffrey Moore and Michael Plage:  For the fiscal year ending August 31, 2022, the fund's share classes posted returns, net of fees, in the range of -12.57% to -11.52% (excluding sales charges, if applicable), compared with the -11.52% return for the benchmark Bloomberg U.S. Aggregate Bond Index. Relative to this index, the fund benefited from our positioning in U.S. Treasuries. Having sold all our shortest-dated Treasuries by the end of 2022, the fund's average duration (interest-rate sensitivity) was below that of the benchmark. This stance was helpful as rates rose this period. Another positive factor was the fund's notable underweighting in mortgage-backed securities (MBS). We limited our exposure here due to what we saw as MBS' poor risk/reward trade-off, and our reduced allocation lifted the fund's result, given these securities' weak performance over the past 12 months. In contrast, an overweighting in investment-grade corporate debt detracted, as credit spreads widened, sending yields higher and prices lower. We particularly saw underperformance from debt of high-quality bank issuers – which we favored for their generally defensive characteristics, such as their strong balance sheets and highly regulated nature, but that struggled amid the general underperformance of corporate bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	46.0%
AAA	9.7%
AA	1.6%
A	7.7%
BBB	27.2%
BB and Below	5.4%
Not Rated	2.6%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratingsare as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time ofacquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*,**
Corporate Bonds	37.0%
U.S. Government and U.S. Government Agency Obligations	46.0%
Asset-Backed Securities	7.2%
CMOs and Other Mortgage Related Securities	8.6%
Municipal Bonds	0.3%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.2)%

 * Foreign investments - 12.4%

 ** Futures and Swaps - 1.1%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	87.6%
Cayman Islands	5.4%
United Kingdom	1.1%
Multi-National	1.0%
Ireland	0.9%
France	0.9%
Mexico	0.9%
Switzerland	0.6%
Italy	0.4%
Other	1.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, options and swaps, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.7%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.55% 12/1/33	$1,806	$1,439
3.8% 12/1/57	17,133	12,969
4.3% 2/15/30	34,036	32,647
4.75% 5/15/46	24,566	22,782
Verizon Communications, Inc.:
2.987% 10/30/56	869	584
4.329% 9/21/28	19,797	19,537
4.5% 8/10/33	3,429	3,302
4.862% 8/21/46	14,251	13,857
5.012% 4/15/49	82	81
		107,198
Entertainment - 0.3%
The Walt Disney Co.:
2.2% 1/13/28	6,562	5,968
2.65% 1/13/31	10,500	9,256
4.7% 3/23/50	7,961	7,961
		23,185
Media - 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	20,577
3.7% 4/1/51	15,400	10,276
3.85% 4/1/61	4,000	2,558
3.9% 6/1/52	7,000	4,743
4.8% 3/1/50	12,000	9,419
4.908% 7/23/25	2,932	2,922
5.375% 5/1/47	22,326	19,028
5.75% 4/1/48	11,014	9,800
6.834% 10/23/55	7,000	6,996
Comcast Corp.:
3.75% 4/1/40	622	540
4.65% 7/15/42	1,628	1,533
Discovery Communications LLC:
3.625% 5/15/30	4,063	3,560
4.65% 5/15/50	10,998	8,355
Fox Corp.:
5.476% 1/25/39	1,366	1,343
5.576% 1/25/49	906	876
Magallanes, Inc.:
3.428% 3/15/24 (a)	4,934	4,823
3.638% 3/15/25 (a)	2,702	2,609
3.755% 3/15/27 (a)	5,285	4,937
4.054% 3/15/29 (a)	1,832	1,668
4.279% 3/15/32 (a)	5,334	4,648
5.05% 3/15/42 (a)	2,865	2,342
5.141% 3/15/52 (a)	27,262	21,820
Time Warner Cable LLC:
4.5% 9/15/42	544	411
5.5% 9/1/41	966	829
5.875% 11/15/40	7,077	6,340
6.55% 5/1/37	3,601	3,537
6.75% 6/15/39	6,233	6,060
7.3% 7/1/38	2,390	2,455
		165,005
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (a)	5,750	5,471
3.8% 3/15/32 (a)	5,018	4,580
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	6,521
3.875% 4/15/30	20,000	18,485
4.5% 4/15/50	2,885	2,517
		37,574

TOTAL COMMUNICATION SERVICES		332,962

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.5%
General Motors Co. 5.4% 10/2/23	11,588	11,704
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,512
4% 1/15/25	15,000	14,812
4.25% 5/15/23	858	858
Volkswagen Group of America Finance LLC:
3.125% 5/12/23 (a)	5,817	5,786
3.35% 5/13/25 (a)	9,370	9,077
		47,749
Household Durables - 0.6%
D.R. Horton, Inc.:
1.3% 10/15/26	10,194	8,824
2.6% 10/15/25	9,432	8,887
Lennar Corp.:
4.75% 11/29/27	15,563	15,146
5% 6/15/27	8,419	8,358
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	2,662
4.875% 11/15/25	32	32
4.875% 3/15/27	10,045	9,682
		53,591
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,571
2.7% 2/9/41	16,100	10,917
		13,488
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	4,130	4,026
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	909	851
AutoZone, Inc. 4% 4/15/30	21,631	20,533
Lowe's Companies, Inc.:
3.35% 4/1/27	817	788
3.75% 4/1/32	2,515	2,316
4.25% 4/1/52	10,263	8,741
4.45% 4/1/62	10,550	8,910
		42,139
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	20,094	16,003

TOTAL CONSUMER DISCRETIONARY		176,996

CONSUMER STAPLES - 3.0%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	4,168	4,032
4.9% 2/1/46	9,089	8,629
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	7,708
4.35% 6/1/40	3,930	3,575
4.5% 6/1/50	9,000	8,160
4.6% 6/1/60	7,261	6,441
4.75% 1/23/29	18,172	18,545
4.75% 4/15/58	3,562	3,250
5.45% 1/23/39	3,537	3,646
5.55% 1/23/49	8,082	8,403
5.8% 1/23/59 (Reg. S)	8,567	9,137
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,430
PepsiCo, Inc.:
2.625% 3/19/27	712	676
2.75% 3/19/30	6,600	6,034
		90,666
Food & Staples Retailing - 0.6%
Sysco Corp.:
3.3% 2/15/50	3,840	2,828
6.6% 4/1/50	42,857	49,684
		52,512
Food Products - 1.4%
General Mills, Inc. 2.875% 4/15/30	797	712
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (a)	14,165	12,712
3% 5/15/32 (a)	14,250	11,774
3.625% 1/15/32 (a)	1,330	1,150
5.125% 2/1/28 (a)	4,285	4,280
5.5% 1/15/30 (a)	39,620	39,620
5.75% 4/1/33 (a)	8,830	8,796
6.5% 4/15/29 (a)	201	209
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	4,733
3.875% 5/15/27	12,300	11,887
4.375% 6/1/46	10,122	8,598
5.2% 7/15/45	8,219	7,719
7.125% 8/1/39 (a)	5,618	6,254
		118,444

TOTAL CONSUMER STAPLES		261,622

ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	536
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	1,963
5.6% 4/1/44	1,707	1,645
5.85% 5/21/43 (a)(b)	2,821	2,749
Enbridge, Inc.:
4% 10/1/23	2,296	2,289
4.25% 12/1/26	923	909
Energy Transfer LP:
3.75% 5/15/30	2,274	2,044
3.9% 5/15/24 (b)	549	541
4.2% 9/15/23	759	757
4.25% 3/15/23	830	830
4.5% 4/15/24	952	949
4.95% 6/15/28	2,591	2,547
5% 5/15/50	7,394	6,345
5.25% 4/15/29	1,549	1,510
5.4% 10/1/47	1,426	1,270
5.8% 6/15/38	1,445	1,353
6% 6/15/48	1,441	1,370
6.25% 4/15/49	1,064	1,043
Hess Corp.:
4.3% 4/1/27	834	814
5.6% 2/15/41	22,554	21,760
7.125% 3/15/33	839	930
7.3% 8/15/31	1,023	1,143
7.875% 10/1/29	2,921	3,332
Kinder Morgan, Inc. 3.6% 2/15/51	18,000	13,389
MPLX LP:
4.8% 2/15/29	816	797
4.875% 12/1/24	1,247	1,258
4.95% 9/1/32	7,989	7,740
5.5% 2/15/49	2,450	2,333
Occidental Petroleum Corp.:
5.55% 3/15/26	3,038	3,112
6.45% 9/15/36	2,750	2,939
6.6% 3/15/46	3,032	3,337
7.5% 5/1/31	3,937	4,435
Ovintiv, Inc.:
5.15% 11/15/41	2,000	1,879
8.125% 9/15/30	3,357	3,731
Petroleos Mexicanos:
5.95% 1/28/31	2,610	1,953
6.49% 1/23/27	1,757	1,557
6.5% 3/13/27	5,805	5,113
6.75% 9/21/47	14,189	8,909
6.84% 1/23/30	5,979	4,843
6.95% 1/28/60	4,247	2,644
7.69% 1/23/50	70,161	47,885
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,087
4.65% 10/15/25	26,960	26,661
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	8,890
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	8,960
3.7% 1/15/23	510	510
4.65% 8/15/32	8,326	8,027
5.3% 8/15/52	1,888	1,818
Western Gas Partners LP:
3.95% 6/1/25	764	730
4.65% 7/1/26	1,129	1,074
4.75% 8/15/28	781	735
5.5% 2/1/50	7,720	6,682
		241,657
FINANCIALS - 15.7%
Banks - 7.9%
Bank of America Corp.:
1.922% 10/24/31 (b)	20,000	15,822
2.299% 7/21/32 (b)	25,000	19,956
2.884% 10/22/30 (b)	50,000	43,406
3.3% 1/11/23	1,679	1,678
3.419% 12/20/28 (b)	3,280	3,038
3.5% 4/19/26	3,838	3,735
3.95% 4/21/25	32,873	32,545
4% 1/22/25	16,960	16,821
4.1% 7/24/23	900	902
4.183% 11/25/27	4,363	4,254
4.2% 8/26/24	5,249	5,240
4.25% 10/22/26	23,937	23,576
4.45% 3/3/26	11,356	11,310
Barclays PLC:
2.852% 5/7/26 (b)	9,444	8,842
4.375% 1/12/26	2,821	2,765
4.836% 5/9/28	3,683	3,474
5.088% 6/20/30 (b)	11,424	10,665
5.2% 5/12/26	26,475	26,273
BNP Paribas SA 2.219% 6/9/26 (a)(b)	9,008	8,303
BPCE SA 4.875% 4/1/26 (a)	4,662	4,543
Citigroup, Inc.:
2.976% 11/5/30 (b)	50,000	43,574
4.075% 4/23/29 (b)	16,389	15,589
4.125% 7/25/28	4,363	4,160
4.3% 11/20/26	1,115	1,099
4.4% 6/10/25	11,914	11,862
4.412% 3/31/31 (b)	21,454	20,472
4.45% 9/29/27	55,258	53,875
4.6% 3/9/26	5,613	5,600
5.3% 5/6/44	6,000	5,839
5.5% 9/13/25	4,886	5,013
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	3,670
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,250	1,964
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	2,035	2,015
HSBC Holdings PLC:
4.25% 3/14/24	905	902
4.95% 3/31/30	1,541	1,495
5.25% 3/14/44	656	598
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	836	800
5.71% 1/15/26 (a)	37,209	34,902
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	5,034	4,315
4.125% 12/15/26	9,713	9,591
4.493% 3/24/31 (b)	17,000	16,518
NatWest Group PLC:
3.073% 5/22/28 (b)	5,536	5,001
4.8% 4/5/26	12,145	12,077
5.125% 5/28/24	19,005	19,008
NatWest Markets PLC 2.375% 5/21/23 (a)	10,214	10,078
Rabobank Nederland 4.375% 8/4/25	3,024	2,973
Societe Generale:
1.038% 6/18/25 (a)(b)	50,000	46,634
1.488% 12/14/26 (a)(b)	13,930	12,140
4.25% 4/14/25 (a)	4,491	4,397
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,928	4,709
3.196% 6/17/27 (b)	40,441	38,095
3.526% 3/24/28 (b)	11,202	10,582
4.3% 7/22/27	16,184	15,923
4.478% 4/4/31 (b)	15,500	14,907
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,103	2,791
		690,316
Capital Markets - 3.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	882
Ares Capital Corp.:
3.25% 7/15/25	42,008	39,388
3.875% 1/15/26	16,340	15,367
4.2% 6/10/24	7,281	7,216
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	9,092	8,412
3.75% 3/26/25	6,137	5,864
4.194% 4/1/31 (a)(b)	30,399	25,542
4.55% 4/17/26	1,859	1,782
Deutsche Bank AG 4.5% 4/1/25	8,603	8,324
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,646
3.729% 1/14/32 (b)	8,509	6,259
4.1% 1/13/26	5,262	5,135
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	12,267	9,930
3.272% 9/29/25 (b)	60,430	58,858
3.5% 4/1/25	12,527	12,249
4.25% 10/21/25	7,670	7,566
6.75% 10/1/37	24,081	26,692
Intercontinental Exchange, Inc. 3.75% 12/1/25	1,287	1,273
Morgan Stanley:
3.125% 7/27/26	9,330	8,889
3.622% 4/1/31 (b)	35,865	32,863
3.625% 1/20/27	10,480	10,182
3.7% 10/23/24	3,002	2,981
3.875% 4/29/24	2,765	2,758
4.875% 11/1/22	6,287	6,303
5% 11/24/25	13,117	13,321
State Street Corp. 2.901% 3/30/26 (b)	691	664
UBS Group AG 1.494% 8/10/27 (a)(b)	7,599	6,600
		329,946
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	39,436	36,491
1.75% 1/30/26	10,220	9,009
2.45% 10/29/26	5,268	4,645
2.875% 8/14/24	5,100	4,872
3% 10/29/28	5,518	4,691
3.3% 1/30/32	5,903	4,764
4.125% 7/3/23	2,684	2,677
4.45% 4/3/26	2,472	2,375
4.875% 1/16/24	3,901	3,882
6.5% 7/15/25	4,349	4,453
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,024
3.05% 6/5/23	11,466	11,379
3.875% 5/21/24	7,111	7,051
4.625% 3/30/25	2,237	2,230
5.125% 9/30/24	2,258	2,286
5.8% 5/1/25	19,772	20,226
8% 11/1/31	3,172	3,530
Capital One Financial Corp.:
3.65% 5/11/27	15,715	15,022
3.8% 1/31/28	6,614	6,250
4.985% 7/24/26 (b)	8,087	8,076
5.247% 7/26/30 (b)	10,430	10,260
Discover Financial Services:
3.95% 11/6/24	1,184	1,172
4.1% 2/9/27	8,206	7,878
4.5% 1/30/26	3,562	3,489
Ford Motor Credit Co. LLC:
4.063% 11/1/24	18,137	17,606
5.584% 3/18/24	4,908	4,884
Synchrony Financial:
3.95% 12/1/27	5,215	4,741
4.25% 8/15/24	7,369	7,285
4.375% 3/19/24	5,520	5,497
5.15% 3/19/29	7,283	6,927
		226,672
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	6,047
4.125% 6/15/26	3,253	3,145
4.125% 5/15/29	12,222	11,250
Equitable Holdings, Inc. 3.9% 4/20/23	425	426
Jackson Financial, Inc.:
5.17% 6/8/27	3,740	3,692
5.67% 6/8/32	4,713	4,575
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	4,907	4,845
Pine Street Trust I 4.572% 2/15/29 (a)	4,516	4,308
Pine Street Trust II 5.568% 2/15/49 (a)	4,529	4,382
		42,670
Insurance - 0.9%
Five Corners Funding Trust II 2.85% 5/15/30 (a)	13,114	11,370
Liberty Mutual Group, Inc. 3.95% 5/15/60 (a)	10,260	7,302
Lincoln National Corp. 3.4% 1/15/31	9,415	8,385
MetLife, Inc. 4.55% 3/23/30	19,500	19,664
Pacific LifeCorp 5.125% 1/30/43 (a)	1,657	1,592
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,988	1,954
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	2,375
6% 9/1/52 (b)	14,201	14,020
SunAmerica, Inc.:
3.85% 4/5/29 (a)	3,438	3,164
3.9% 4/5/32 (a)	4,093	3,677
4.35% 4/5/42 (a)	931	789
4.4% 4/5/52 (a)	2,754	2,297
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,800	1,710
Unum Group:
4% 6/15/29	3,614	3,355
5.75% 8/15/42	1,024	947
		82,601

TOTAL FINANCIALS		1,372,205

HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc. 3.2% 11/21/29	43,367	39,610
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	12,745	10,749
2.625% 8/1/31	5,945	4,756
3.375% 2/15/30	5,110	4,382
4.25% 12/15/27	5,450	5,176
4.625% 12/15/29	8,470	7,979
Cigna Corp. 4.375% 10/15/28	4,187	4,123
CVS Health Corp. 3.625% 4/1/27	1,944	1,891
Elevance Health, Inc. 3.3% 1/15/23	2,729	2,725
HCA Holdings, Inc.:
3.5% 9/1/30	3,895	3,399
3.625% 3/15/32 (a)	1,074	928
5.625% 9/1/28	4,885	4,910
5.875% 2/1/29	3,803	3,876
Humana, Inc. 3.7% 3/23/29	3,206	3,027
Sabra Health Care LP 3.2% 12/1/31	12,177	9,683
Toledo Hospital 5.325% 11/15/28	1,513	989
Universal Health Services, Inc. 2.65% 10/15/30 (a)	10,442	8,232
		76,825
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	49,732	48,918
4.375% 12/15/28 (a)	58,400	56,141
Elanco Animal Health, Inc.:
5.772% 8/28/23 (c)	2,148	2,144
6.4% 8/28/28 (b)	905	842
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,225
Viatris, Inc.:
1.65% 6/22/25	1,203	1,097
2.7% 6/22/30	6,115	4,817
3.85% 6/22/40	2,664	1,851
4% 6/22/50	4,600	2,972
Zoetis, Inc. 3.25% 2/1/23	764	763
		120,770

TOTAL HEALTH CARE		237,205

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (a)	2,547	2,319
The Boeing Co.:
5.04% 5/1/27	4,840	4,825
5.15% 5/1/30	14,840	14,606
5.805% 5/1/50	4,840	4,642
5.93% 5/1/60	4,840	4,622
		31,014
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	9,054	8,548
2.25% 1/15/23	1,128	1,120
3% 9/15/23	368	363
3.375% 7/1/25	7,888	7,491
3.75% 6/1/26	15,000	14,195
4.25% 2/1/24	4,331	4,320
4.25% 9/15/24	1,473	1,456
		37,493
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (a)	7,484	6,477
3.95% 7/1/24 (a)	5,580	5,328
4.375% 5/1/26 (a)	4,949	4,575
5.25% 5/15/24 (a)	3,116	3,055
		19,435

TOTAL INDUSTRIALS		87,942

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	907	916
5.85% 7/15/25	1,437	1,488
6.02% 6/15/26	1,159	1,204
6.1% 7/15/27	2,638	2,774
6.2% 7/15/30	2,284	2,373
		8,755
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	2,435	2,089
2.45% 2/15/31 (a)	20,716	16,518
2.6% 2/15/33 (a)	20,716	15,929
3.5% 2/15/41 (a)	16,728	12,549
3.75% 2/15/51 (a)	7,851	5,756
		52,841
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	6,375	6,052
2.8% 4/1/27	6,375	5,836
2.95% 4/1/30	6,400	5,462
3.6% 4/1/50	6,370	4,338
3.85% 4/1/60	6,400	4,244
		25,932

TOTAL INFORMATION TECHNOLOGY		87,528

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	5,309
4.9% 12/15/30	4,519	4,493
American Homes 4 Rent LP:
2.375% 7/15/31	977	784
3.375% 7/15/51	1,510	1,030
3.625% 4/15/32	3,763	3,284
4.3% 4/15/52	2,608	2,102
Boston Properties, Inc.:
3.25% 1/30/31	4,526	3,898
4.5% 12/1/28	2,824	2,748
Corporate Office Properties LP:
2% 1/15/29	747	590
2.25% 3/15/26	2,339	2,096
2.75% 4/15/31	2,202	1,729
Duke Realty LP 3.25% 6/30/26	372	355
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	973
3.5% 8/1/26	1,176	1,122
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	5,903
Invitation Homes Operating Partnership LP 4.15% 4/15/32	5,643	5,073
Kimco Realty Corp.:
2.25% 12/1/31	9,524	7,629
3.375% 10/15/22	288	288
Kite Realty Group Trust:
4% 3/15/25	8,142	7,933
4.75% 9/15/30	13,258	12,038
LXP Industrial Trust (REIT):
2.7% 9/15/30	2,571	2,074
4.4% 6/15/24	599	591
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	8,532	6,479
3.375% 2/1/31	4,780	3,894
3.625% 10/1/29	5,204	4,448
4.375% 8/1/23	635	631
4.5% 1/15/25	1,271	1,260
4.5% 4/1/27	452	433
4.75% 1/15/28	7,132	6,821
4.95% 4/1/24	557	558
5.25% 1/15/26	2,371	2,351
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,460
Realty Income Corp.:
2.2% 6/15/28	1,146	1,006
2.85% 12/15/32	1,410	1,209
3.25% 1/15/31	1,277	1,145
3.4% 1/15/28	1,957	1,836
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	394
5% 12/15/23	312	313
Simon Property Group LP:
2.45% 9/13/29	1,897	1,637
3.375% 12/1/27	3,864	3,648
SITE Centers Corp.:
3.625% 2/1/25	967	931
4.25% 2/1/26	1,683	1,639
Store Capital Corp.:
2.75% 11/18/30	2,849	2,313
4.625% 3/15/29	1,396	1,349
Sun Communities Operating LP:
2.3% 11/1/28	2,169	1,831
2.7% 7/15/31	5,600	4,508
Ventas Realty LP:
2.5% 9/1/31	16,206	13,224
3% 1/15/30	6,770	5,893
4% 3/1/28	1,358	1,293
4.125% 1/15/26	630	618
4.75% 11/15/30	10,898	10,567
VICI Properties LP:
4.375% 5/15/25	963	940
4.75% 2/15/28	7,611	7,304
4.95% 2/15/30	9,911	9,516
5.125% 5/15/32	998	951
Vornado Realty LP:
2.15% 6/1/26	2,457	2,163
3.4% 6/1/31	8,887	7,234
WP Carey, Inc.:
3.85% 7/15/29	1,045	969
4% 2/1/25	2,162	2,141
4.6% 4/1/24	3,364	3,373
		190,322
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	4,944
3.95% 11/15/27	2,767	2,550
4.1% 10/1/24	2,463	2,416
4.55% 10/1/29	1,135	1,068
CBRE Group, Inc.:
2.5% 4/1/31	7,642	6,134
4.875% 3/1/26	4,953	4,986
Essex Portfolio LP 3.875% 5/1/24	1,215	1,206
Mid-America Apartments LP 4% 11/15/25	522	511
Post Apartment Homes LP 3.375% 12/1/22	158	158
Tanger Properties LP:
2.75% 9/1/31	5,725	4,354
3.125% 9/1/26	1,660	1,541
3.875% 7/15/27	6,943	6,485
		36,353

TOTAL REAL ESTATE		226,675

UTILITIES - 1.1%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,596
DPL, Inc. 4.35% 4/15/29	2,835	2,491
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,869	1,525
2.775% 1/7/32 (a)	5,941	4,844
FirstEnergy Corp. 7.375% 11/15/31	3,623	4,252
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,223
		16,931
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	705	747
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
2.45% 1/15/31	3,092	2,548
3.3% 7/15/25 (a)	10,148	9,625
3.95% 7/15/30 (a)	8,852	8,086
		20,259
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	1,064	1,014
4.05% 4/15/25	13,567	13,585
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	1,501	1,298
NiSource, Inc.:
2.95% 9/1/29	19,262	17,141
3.49% 5/15/27	10,080	9,643
5.95% 6/15/41	1,097	1,132
Puget Energy, Inc.:
4.1% 6/15/30	3,951	3,640
4.224% 3/15/32	7,271	6,699
Sempra Energy 6% 10/15/39	1,733	1,854
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (b)(d)	1,164	966
		56,972

TOTAL UTILITIES		94,909

TOTAL NONCONVERTIBLE BONDS
(Cost $3,464,349)		3,119,701

U.S. Treasury Obligations - 31.6%
U.S. Treasury Bonds:
2% 11/15/41 (e)	$422	$328
2.25% 2/15/52	58,500	46,727
2.375% 2/15/42 (e)	1,266	1,047
2.375% 5/15/51	738,529	608,017
2.875% 5/15/52	224,700	207,075
3.25% 5/15/42	9,161	8,763
3.375% 8/15/42	1,400	1,366
U.S. Treasury Notes:
0.5% 5/31/27	446,600	390,862
1.25% 12/31/26	120,000	109,655
1.25% 4/30/28	400,000	356,547
1.5% 2/15/25	184,000	175,411
1.5% 1/31/27	41,000	37,832
2.75% 8/15/32 (f)	135,200	130,426
2.875% 5/15/32	665,671	648,807
3.125% 11/15/28	38,238	37,752
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,035,828)		2,760,615

U.S. Government Agency - Mortgage Securities - 12.6%
Fannie Mae - 4.0%
12 month U.S. LIBOR + 1.360% 1.931% 10/1/35 (b)(d)	22	22
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (b)(d)	5	5
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (b)(d)	39	39
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (b)(d)	4	4
12 month U.S. LIBOR + 1.550% 1.984% 2/1/44 (b)(d)	4	4
12 month U.S. LIBOR + 1.550% 3.181% 5/1/44 (b)(d)	6	6
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (b)(d)	13	13
12 month U.S. LIBOR + 1.560% 1.935% 2/1/44 (b)(d)	9	9
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (b)(d)	40	41
12 month U.S. LIBOR + 1.570% 2.139% 4/1/44 (b)(d)	18	18
12 month U.S. LIBOR + 1.570% 3.32% 5/1/44 (b)(d)	0	0
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (b)(d)	8	8
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (b)(d)	6	6
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (b)(d)	51	51
12 month U.S. LIBOR + 1.620% 2.553% 5/1/35 (b)(d)	10	11
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (b)(d)	5	5
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (b)(d)	18	19
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (b)(d)	54	55
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (b)(d)	9	9
12 month U.S. LIBOR + 1.680% 2.704% 7/1/43 (b)(d)	98	100
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (b)(d)	67	68
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (b)(d)	40	41
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (b)(d)	20	21
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (b)(d)	32	32
12 month U.S. LIBOR + 1.750% 2.579% 8/1/41 (b)(d)	15	16
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (b)(d)	134	137
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (b)(d)	195	198
12 month U.S. LIBOR + 1.800% 2.498% 12/1/40 (b)(d)	317	324
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (b)(d)	42	43
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (b)(d)	9	9
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(d)	22	23
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (b)(d)	115	117
12 month U.S. LIBOR + 1.810% 4.008% 7/1/41 (b)(d)	50	51
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (b)(d)	14	15
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(d)	22	22
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (b)(d)	70	71
12 month U.S. LIBOR + 1.890% 3.084% 8/1/35 (b)(d)	75	77
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (b)(d)	16	16
6 month U.S. LIBOR + 1.470% 2.112% 10/1/33 (b)(d)	1	1
6 month U.S. LIBOR + 1.500% 2.736% 1/1/35 (b)(d)	17	17
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (b)(d)	1	1
6 month U.S. LIBOR + 1.530% 2.258% 12/1/34 (b)(d)	4	4
6 month U.S. LIBOR + 1.530% 2.44% 3/1/35 (b)(d)	8	8
6 month U.S. LIBOR + 1.550% 2.278% 9/1/33 (b)(d)	106	108
6 month U.S. LIBOR + 1.550% 2.387% 10/1/33 (b)(d)	3	3
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (b)(d)	4	4
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (b)(d)	1	1
6 month U.S. LIBOR + 1.960% 2.434% 9/1/35 (b)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.548% 7/1/36 (b)(d)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (b)(d)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(d)	12	13
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (b)(d)	9	9
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.147% 7/1/34 (b)(d)	14	15
1.5% 11/1/40 to 10/1/51	14,882	12,560
2% 10/1/35 to 3/1/52 (g)	50,217	43,826
2.5% 5/1/31 to 3/1/52	118,866	107,925
3% 12/1/28 to 2/1/52 (h)	96,646	91,056
3.25% 12/1/41	13	13
3.4% 7/1/42 to 9/1/42	125	121
3.5% 5/1/36 to 3/1/52	43,831	42,394
3.65% 5/1/42 to 8/1/42	53	52
3.9% 4/1/42	15	15
4% 3/1/36 to 4/1/49	23,032	22,883
4.025% 5/1/42	18	18
4.25% 11/1/41	24	24
4.5% to 4.5% 6/1/24 to 8/1/52	19,651	19,912
5% 11/1/22 to 2/1/49	1,518	1,570
5.258% 8/1/41 (b)	237	244
5.5% 12/1/23 to 8/1/25	10	10
6% to 6% 9/1/29 to 1/1/42	2,497	2,665
6.5% 7/1/23 to 4/1/37	1,840	1,976
6.645% 2/1/39 (b)	142	148
7% to 7% 4/1/23 to 7/1/37	121	130
7.5% to 7.5% 6/1/25 to 11/1/31	71	75
8% 3/1/37	5	5

TOTAL FANNIE MAE		349,530

Freddie Mac - 2.3%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (b)(d)	27	27
12 month U.S. LIBOR + 1.370% 1.634% 3/1/36 (b)(d)	20	20
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (b)(d)	12	12
12 month U.S. LIBOR + 1.600% 3.85% 7/1/35 (b)(d)	38	39
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (b)(d)	75	75
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (b)(d)	141	143
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (b)(d)	387	394
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (b)(d)	37	38
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (b)(d)	8	8
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(d)	34	35
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (b)(d)	255	260
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (b)(d)	8	9
12 month U.S. LIBOR + 1.900% 3.058% 10/1/42 (b)(d)	172	176
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (b)(d)	67	69
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (b)(d)	69	71
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (b)(d)	88	90
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (b)(d)	22	23
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (b)(d)	7	7
12 month U.S. LIBOR + 2.030% 2.158% 3/1/33 (b)(d)	0	0
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (b)(d)	75	76
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (b)(d)	15	16
6 month U.S. LIBOR + 1.120% 2.029% 8/1/37 (b)(d)	10	10
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (b)(d)	0	0
6 month U.S. LIBOR + 1.660% 2.165% 1/1/37 (b)(d)	18	18
6 month U.S. LIBOR + 1.660% 3.54% 7/1/35 (b)(d)	13	13
6 month U.S. LIBOR + 1.880% 2.534% 10/1/36 (b)(d)	150	153
6 month U.S. LIBOR + 1.990% 3% 10/1/35 (b)(d)	68	69
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (b)(d)	21	22
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (b)(d)	22	23
6 month U.S. LIBOR + 2.020% 3.414% 6/1/37 (b)(d)	30	31
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (b)(d)	12	13
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.86% 6/1/33 (b)(d)	104	106
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.069% 4/1/34 (b)(d)	31	32
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.227% 6/1/33 (b)(d)	29	30
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.981% 3/1/35 (b)(d)	58	60
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (b)(d)	86	89
1.5% 12/1/40 to 12/1/50	1,484	1,265
2% 4/1/41 to 2/1/52	59,715	51,811
2.5% 5/1/30 to 1/1/52	50,050	45,445
3% 6/1/31 to 1/1/52	29,266	27,470
3.5% 3/1/32 to 2/1/52 (e)(i)	40,305	39,174
3.5% 8/1/47	2,361	2,283
4% 1/1/36 to 2/1/50	17,241	17,144
4% 4/1/48	8	8
4.5% 6/1/25 to 10/1/48	7,981	8,140
5% 8/1/33 to 7/1/41	2,392	2,482
6% 1/1/23 to 12/1/37	280	295
6.5% 5/1/26 to 9/1/39	351	380
7% 3/1/26 to 9/1/36	108	116
7.5% 6/1/26 to 11/1/31	2	2
8% 7/1/24 to 4/1/32	3	3
8.5% 12/1/22 to 9/1/29	2	3

TOTAL FREDDIE MAC		198,278

Ginnie Mae - 2.6%
3.5% 9/20/40 to 5/20/50	12,844	12,540
4% 7/15/39 to 6/20/49	17,732	17,646
4.5% 6/20/33 to 8/15/41	6,116	6,227
5% 12/15/32 to 4/20/48	3,757	3,904
5.5% 6/15/33 to 9/15/39	233	245
6% to 6% 10/15/30 to 5/15/40	1,816	1,942
7% to 7% 11/15/22 to 3/15/33	217	231
7.5% to 7.5% 11/15/22 to 9/15/31	64	67
8% 12/15/23 to 11/15/29	12	13
8.5% 11/15/27 to 1/15/31	2	2
2% 9/1/52 (g)	12,350	10,911
2% 9/1/52 (g)	5,400	4,771
2% 9/1/52 (g)	5,450	4,815
2% 9/1/52 (g)	4,600	4,064
2% 9/1/52 (g)	4,600	4,064
2% 9/1/52 (g)	13,650	12,060
2% 9/1/52 (g)	7,550	6,671
2% 9/1/52 (g)	6,000	5,301
2% 9/1/52 (g)	4,800	4,241
2% 9/1/52 (g)	1,400	1,237
2% 10/1/52 (g)	17,400	15,370
2% 10/1/52 (g)	8,700	7,685
2% 10/1/52 (g)	6,100	5,388
2.5% 7/20/51 to 12/20/51	2,481	2,273
2.5% 9/1/52 (g)	8,700	7,933
2.5% 9/1/52 (g)	1,000	912
2.5% 9/1/52 (g)	12,250	11,170
2.5% 9/1/52 (g)	6,200	5,653
2.5% 9/1/52 (g)	6,150	5,608
2.5% 9/1/52 (g)	5,800	5,288
2.5% 9/1/52 (g)	6,550	5,972
2.5% 10/1/52 (g)	22,500	20,509
3% 5/15/42 to 10/20/51	23,233	21,950
3% 9/1/52 (g)	2,850	2,675
3% 9/1/52 (g)	1,150	1,079
3% 9/1/52 (g)	600	563
3% 9/1/52 (g)	875	821
3% 9/1/52 (g)	875	821
3% 9/1/52 (g)	1,000	939
3% 10/1/52 (g)	1,950	1,829
3% 10/1/52 (g)	1,150	1,079
3.5% 9/1/52 (g)	1,000	964
4% 9/1/52 (g)	1,200	1,182
5.47% 8/20/59 (b)(j)	1	1
6.5% 3/20/31 to 6/15/37	70	75

TOTAL GINNIE MAE		228,691

Uniform Mortgage Backed Securities - 3.7%
1.5% 9/1/52 (g)	15,700	12,863
1.5% 9/1/52 (g)	4,050	3,318
1.5% 9/1/52 (g)	1,500	1,229
1.5% 9/1/52 (g)	3,500	2,868
2% 9/1/37 (g)	5,500	5,068
2% 9/1/37 (g)	1,150	1,060
2% 9/1/37 (g)	1,400	1,290
2% 9/1/37 (g)	600	553
2% 9/1/37 (g)	2,150	1,981
2% 9/1/37 (g)	2,150	1,981
2% 9/1/37 (g)	2,300	2,119
2% 10/1/37 (g)	2,750	2,534
2% 10/1/37 (g)	1,350	1,244
2% 10/1/37 (g)	1,350	1,244
2% 9/1/52 (g)	35,900	30,894
2% 9/1/52 (g)	18,850	16,221
2% 9/1/52 (g)	24,000	20,653
2% 9/1/52 (g)	14,100	12,134
2% 9/1/52 (g)	14,950	12,865
2% 9/1/52 (g)	9,800	8,433
2% 9/1/52 (g)	5,750	4,948
2% 9/1/52 (g)	3,125	2,689
2% 9/1/52 (g)	3,300	2,840
2% 9/1/52 (g)	6,200	5,335
2% 9/1/52 (g)	2,000	1,721
2% 9/1/52 (g)	8,000	6,884
2% 9/1/52 (g)	3,200	2,754
2% 9/1/52 (g)	1,150	990
2% 9/1/52 (g)	1,150	990
2% 9/1/52 (g)	1,200	1,033
2% 10/1/52 (g)	30,850	26,541
2% 10/1/52 (g)	19,800	17,034
2% 10/1/52 (g)	29,750	25,594
2.5% 9/1/52 (g)	9,000	8,038
2.5% 9/1/52 (g)	9,350	8,351
2.5% 9/1/52 (g)	3,900	3,483
2.5% 9/1/52 (g)	1,600	1,429
3% 9/1/52 (g)	1,550	1,434
3% 9/1/52 (g)	950	879
3% 9/1/52 (g)	750	694
3.5% 9/1/52 (g)	7,900	7,531
3.5% 9/1/52 (g)	5,075	4,838
3.5% 9/1/52 (g)	1,000	953
4% 9/1/52 (g)	12,450	12,149
4% 9/1/52 (g)	9,750	9,515
4% 9/1/52 (g)	1,200	1,171
4.5% 9/1/52 (g)	6,100	6,062
4.5% 9/1/52 (g)	7,200	7,156
5% 9/1/52 (g)	6,800	6,862
5% 9/1/52 (g)	4,600	4,642
5.5% 9/1/52 (g)	550	562
5.5% 9/1/52 (g)	550	562
5.5% 9/1/52 (g)	1,050	1,074
5.5% 9/1/52 (g)	750	767

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		328,057

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,135,177)		1,104,556

Asset-Backed Securities - 7.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$7,376	$4,967
Series 2019-1 Class A, 3.844% 5/15/39 (a)	2,059	1,426
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	4,534	3,317
Class B, 4.458% 10/16/39 (a)(k)	886	425
Series 2021-1A Class A, 2.95% 11/16/41 (a)	7,648	6,380
Series 2021-2A Class A, 2.798% 1/15/47 (a)	14,564	12,149
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(b)(d)	2,225	2,186
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (a)(b)(d)	5,465	5,333
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/34 (a)(b)(d)	14,203	13,789
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (a)(b)(d)	6,465	6,338
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (a)(b)(d)	6,507	6,313
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/16/27	1,800	1,793
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	1,637	1,352
Class B, 4.335% 1/16/40 (a)	309	135
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (a)(b)(d)	4,806	4,726
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (a)(b)(d)	4,698	4,568
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (a)(b)(d)	8,184	8,002
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (a)(b)(d)	10,462	10,099
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (a)(b)(d)	9,992	9,731
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (a)(b)(d)	16,288	15,948
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (a)(b)(d)	5,474	5,347
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 3.803% 4/25/34 (a)(b)(d)	10,335	10,067
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (a)(b)(d)	9,800	9,646
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (a)(b)(d)	8,274	8,068
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	3,473	3,069
Class AA, 2.487% 12/16/41 (a)(b)	376	351
Series 2021-1A Class A, 2.443% 7/15/46 (a)	10,609	8,985
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (a)(b)(d)	6,333	6,265
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	4,194	3,744
Class B, 5.095% 4/15/39 (a)	1,844	1,461
Series 2021-1R Class A, 2.741% 8/15/41 (a)	16,847	14,978
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	1,867	1,678
Series 2021-1A:
Class A, 3.474% 1/15/46 (a)	2,402	2,135
Class B, 6.656% 1/15/46 (a)	1,414	1,162
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (a)(b)(d)	6,612	6,493
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (a)(b)(d)	5,100	4,952
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (a)(b)(d)	8,665	8,370
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (a)(b)(d)	8,292	8,046
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (a)(b)(d)	9,800	9,500
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (a)(b)(d)	9,668	9,488
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (a)(b)(d)	12,900	12,525
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	3,318	3,115
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	596	564
Class A2II, 4.021% 5/20/49 (a)	801	765
Series 2021-1A Class A23, 2.791% 11/20/51 (a)	1,390	1,131
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/27	6,000	5,952
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (a)	5,550	4,989
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (a)(b)(d)	5,507	5,378
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (a)(b)(d)	7,090	6,980
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 3.9103% 1/16/32 (a)(b)(d)	1,808	1,783
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (a)(b)(d)	4,300	4,212
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (a)(b)(d)	7,281	7,106
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (a)(b)(d)	4,292	4,175
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(d)	3,720	3,649
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (a)(b)(d)	9,611	9,399
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (a)(b)(d)	2,050	2,008
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/29 (a)	3,775	3,774
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (a)(b)(d)	5,916	5,746
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (a)(b)(d)	8,250	8,057
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (a)(b)(d)	9,100	8,913
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (a)	6,400	5,805
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	6,917
Series 2019-3 Class A1, 2.23% 9/15/24	3,461	3,460
Series 2019-4 Class A, 2.44% 9/15/26	1,010	977
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,624
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class C, 1.48% 8/15/25 (a)	4,912	4,752
Series 2020-2 Class C, 1.31% 10/15/25 (a)	6,000	5,754
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	1,767	1,538
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,510	2,186
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (a)(b)(d)	5,835	5,659
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (a)(b)(d)	4,700	4,614
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (a)(b)(d)	4,690	4,633
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (a)(b)(d)	10,220	10,001
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (a)(b)(d)	9,350	9,090
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (a)(b)(d)	5,879	5,722
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 3.959% 1/22/31 (a)(b)(d)	2,629	2,549
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (a)(b)(d)	1,967	1,922
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 3.5403% 1/18/28 (a)(b)(d)	5,174	5,128
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 3.7299% 4/20/34 (a)(b)(d)	8,363	8,177
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (a)(b)(d)	6,892	6,724
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (a)(b)(d)	8,900	8,738
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (a)	32,706	27,802
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (a)(b)(d)	6,552	6,448
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (a)(b)(d)	3,230	3,160
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	3,107	2,998
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	6,034	5,146
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	6,463	5,816
Class A2II, 4.008% 12/5/51 (a)	5,776	4,794
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	8,822	7,533
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (a)(b)(d)	11,224	10,980
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (a)(b)(d)	10,760	10,420
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	13,796	11,961
Class B, 4.335% 3/15/40 (a)	522	339
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	5,278	5,046
1.884% 7/15/50 (a)	3,008	2,711
2.328% 7/15/52 (a)	2,300	2,006
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 4.032% 7/20/30(a)(b)(d)	1,546	1,532
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (a)(b)(d)	5,480	5,270
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (a)(b)(d)	1,079	1,057
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 3.7176% 4/19/34 (a)(b)(d)	10,365	10,073
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (a)(b)(d)	9,694	9,436
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (b)(d)	4	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	10,275	9,021
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	6,712	5,757
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8817% 4/6/42 (a)(b)(d)	491	366
Upstart Securitization Trust 3.12% 3/20/32 (a)	2,477	2,401
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (a)(b)(d)	5,397	5,302
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (a)(b)(d)	5,438	5,297
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (a)(b)(d)	11,071	10,765
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (a)(b)(d)	5,466	5,314
TOTAL ASSET-BACKED SECURITIES
(Cost $668,196)		629,728

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 0.4%
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (a)	6,131	6,080
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (a)	5,976	5,850
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	4,958	4,733
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (a)	7,751	7,534
CIM Trust sequential payer Series 2022-R2 Class A1, 3.75% 12/25/61 (a)(b)	6,074	5,798
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(d)(k)	343	0
Class AA1, 1 month U.S. LIBOR + 0.280% 2.819% 5/27/37 (a)(b)(d)	387	367
CSMC Trust sequential payer Series 2020-RPL3 Class A1, 2.691% 3/25/60 (a)(b)	3,419	3,311
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (a)	2,627	2,582
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (b)(d)	1	1

TOTAL PRIVATE SPONSOR		36,256

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.44% 4/25/24 (b)(d)	27	26
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4237% 8/25/31 (b)(d)	20	20
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2437% 2/25/32 (b)(d)	2	2
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.377% 3/18/32 (b)(d)	4	4
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4437% 4/25/32 (b)(d)	9	9
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4437% 10/25/32 (b)(d)	6	6
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1937% 1/25/32 (b)(d)	2	2
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.8937% 11/25/32 (b)(d)	135	136
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4437% 11/25/32 (b)(d)	9	9
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6563% 12/25/33 (b)(l)(m)	78	13
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2363% 11/25/36 (b)(l)(m)	56	6
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.3737% 6/25/36 (b)(d)	1,614	1,642
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	0	0
Series 1993-207 Class H, 6.5% 11/25/23	6	6
Series 1996-28 Class PK, 6.5% 7/25/25	3	3
Series 1999-17 Class PG, 6% 4/25/29	23	24
Series 1999-32 Class PL, 6% 7/25/29	27	28
Series 1999-33 Class PK, 6% 7/25/29	20	21
Series 2001-52 Class YZ, 6.5% 10/25/31	4	4
Series 2003-28 Class KG, 5.5% 4/25/23	4	4
Series 2003-70 Class BJ, 5% 7/25/33	127	125
Series 2005-102 Class CO 11/25/35 (n)	18	16
Series 2005-64 Class PX, 5.5% 6/25/35	167	170
Series 2005-68 Class CZ, 5.5% 8/25/35	1,798	1,860
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.1964% 8/25/35 (b)(m)	4	4
Series 2005-81 Class PC, 5.5% 9/25/35	46	48
Series 2006-12 Class BO 10/25/35 (n)	65	56
Series 2006-15 Class OP 3/25/36 (n)	75	65
Series 2006-37 Class OW 5/25/36 (n)	10	8
Series 2006-45 Class OP 6/25/36 (n)	24	19
Series 2006-62 Class KP 4/25/36 (n)	39	32
Series 2010-118 Class PB, 4.5% 10/25/40	1,283	1,293
Series 2012-149:
Class DA, 1.75% 1/25/43	447	415
Class GA, 1.75% 6/25/42	481	446
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	5	5
Series 1999-25 Class Z, 6% 6/25/29	23	23
Series 2001-20 Class Z, 6% 5/25/31	27	28
Series 2001-31 Class ZC, 6.5% 7/25/31	14	15
Series 2002-16 Class ZD, 6.5% 4/25/32	10	10
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1063% 11/25/32 (b)(l)(m)	28	2
Series 2003-117 Class MD, 5% 12/25/23	55	55
Series 2004-52 Class KZ, 5.5% 7/25/34	633	634
Series 2004-91 Class Z, 5% 12/25/34	1,384	1,363
Series 2005-117 Class JN, 4.5% 1/25/36	142	143
Series 2005-14 Class ZB, 5% 3/25/35	428	421
Series 2006-72 Class CY, 6% 8/25/26	202	209
Series 2009-59 Class HB, 5% 8/25/39	754	772
Series 2012-67 Class AI, 4.5% 7/25/27 (l)	37	1
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1963% 12/25/36 (b)(l)(m)	37	6
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9963% 5/25/37 (b)(l)(m)	19	3
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.8877% 9/25/23 (b)(m)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6563% 3/25/33 (b)(l)(m)	5	1
Series 2005-72 Class ZC, 5.5% 8/25/35	306	318
Series 2005-79 Class ZC, 5.9% 9/25/35	174	181
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.9577% 6/25/37 (b)(m)	20	29
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (b)(m)	26	39
Class SB, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (b)(m)	11	14
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9063% 3/25/38 (b)(l)(m)	129	16
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6063% 12/25/40 (b)(l)(m)	133	13
Class ZA, 4.5% 12/25/40	55	58
Series 2010-139 Class NI, 4.5% 2/25/40 (l)	377	12
Series 2010-150 Class ZC, 4.75% 1/25/41	556	575
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.3637% 3/25/36 (b)(d)	1,091	1,116
Series 2010-95 Class ZC, 5% 9/25/40	1,284	1,340
Series 2011-39 Class ZA, 6% 11/25/32	92	96
Series 2011-4 Class PZ, 5% 2/25/41	170	172
Series 2011-67 Class AI, 4% 7/25/26 (l)	106	3
Series 2011-83 Class DI, 6% 9/25/26 (l)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (l)	287	16
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2063% 12/25/30 (b)(l)(m)	44	1
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1063% 6/25/41 (b)(l)(m)	34	1
Series 2013-133 Class IB, 3% 4/25/32 (l)	109	4
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6063% 1/25/44 (b)(l)(m)	82	10
Series 2013-51 Class GI, 3% 10/25/32 (l)	118	8
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2763% 6/25/35 (b)(l)(m)	109	11
Series 2015-42 Class IL, 6% 6/25/45 (l)	556	102
Series 2015-70 Class JC, 3% 10/25/45	609	588
Series 2017-30 Class AI, 5.5% 5/25/47 (l)	303	57
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 3.7563% 10/25/47 (b)(l)(m)	2,416	307
Series 2018-45 Class GI, 4% 6/25/48 (l)	3,318	626
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (l)	20	3
Series 343 Class 16, 5.5% 5/25/34 (l)	18	3
Series 348 Class 14, 6.5% 8/25/34 (b)(l)	13	3
Series 351:
Class 12, 5.5% 4/25/34 (b)(l)	10	2
Class 13, 6% 3/25/34 (l)	12	2
Series 359 Class 19, 6% 7/25/35 (b)(l)	9	2
Series 384 Class 6, 5% 7/25/37 (l)	77	14
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.191% 1/15/32 (b)(d)	2	2
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (b)(d)	2	3
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.391% 3/15/32 (b)(d)	2	2
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.291% 6/15/31 (b)(d)	4	4
Class FG, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (b)(d)	1	1
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.791% 11/15/32 (b)(d)	28	29
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.291% 2/15/33 (b)(d)	440	449
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.791% 3/15/34 (b)(d)	633	636
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.641% 5/15/37 (b)(d)	96	96
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	30	31
Series 2101 Class PD, 6% 11/15/28	14	15
Series 2121 Class MG, 6% 2/15/29	12	12
Series 2131 Class BG, 6% 3/15/29	87	90
Series 2137 Class PG, 6% 3/15/29	13	14
Series 2154 Class PT, 6% 5/15/29	23	24
Series 2162 Class PH, 6% 6/15/29	5	5
Series 2520 Class BE, 6% 11/15/32	39	41
Series 2693 Class MD, 5.5% 10/15/33	85	86
Series 2802 Class OB, 6% 5/15/34	90	93
Series 2996 Class MK, 5.5% 6/15/35	27	27
Series 3002 Class NE, 5% 7/15/35	90	92
Series 3110 Class OP 9/15/35 (n)	29	26
Series 3119 Class PO 2/15/36 (n)	92	75
Series 3121 Class KO 3/15/36 (n)	18	15
Series 3123 Class LO 3/15/36 (n)	52	43
Series 3145 Class GO 4/15/36 (n)	63	53
Series 3189 Class PD, 6% 7/15/36	77	81
Series 3225 Class EO 10/15/36 (n)	32	26
Series 3258 Class PM, 5.5% 12/15/36	35	36
Series 3415 Class PC, 5% 12/15/37	276	280
Series 3806 Class UP, 4.5% 2/15/41	166	166
Series 3832 Class PE, 5% 3/15/41	354	362
Series 3857 Class ZP, 5% 5/15/41	2,094	2,124
Series 4135 Class AB, 1.75% 6/15/42	361	337
Series 4765 Class PE, 3% 12/15/41	3	3
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	42	43
Series 2004-2862 Class NE, 5% 9/15/24	108	108
Series 2135 Class JE, 6% 3/15/29	6	6
Series 2145 Class MZ, 6.5% 4/15/29	87	90
Series 2274 Class ZM, 6.5% 1/15/31	8	9
Series 2281 Class ZB, 6% 3/15/30	17	17
Series 2303 Class ZV, 6% 4/15/31	51	52
Series 2357 Class ZB, 6.5% 9/15/31	138	144
Series 2502 Class ZC, 6% 9/15/32	16	17
Series 2519 Class ZD, 5.5% 11/15/32	24	25
Series 2546 Class MJ, 5.5% 3/15/23	1	1
Series 2601 Class TB, 5.5% 4/15/23	1	1
Series 2877 Class ZD, 5% 10/15/34	1,726	1,701
Series 2998 Class LY, 5.5% 7/15/25	28	29
Series 3007 Class EW, 5.5% 7/15/25	71	73
Series 3871 Class KB, 5.5% 6/15/41	461	487
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.209% 2/15/36 (b)(l)(m)	26	3
Series 2013-4281 Class AI, 4% 12/15/28 (l)	100	3
Series 2017-4683 Class LM, 3% 5/15/47	803	775
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 3.809% 8/15/47 (b)(l)(m)	1,225	158
Series 2933 Class ZM, 5.75% 2/15/35	390	414
Series 2935 Class ZK, 5.5% 2/15/35	316	331
Series 2947 Class XZ, 6% 3/15/35	156	165
Series 2996 Class ZD, 5.5% 6/15/35	268	280
Series 3237 Class C, 5.5% 11/15/36	372	383
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.269% 11/15/36 (b)(l)(m)	117	16
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.359% 3/15/37 (b)(l)(m)	176	27
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.369% 4/15/37 (b)(l)(m)	252	35
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.189% 6/15/37 (b)(l)(m)	81	10
Series 3843 Class PZ, 5% 4/15/41	2,101	2,198
Series 3949 Class MK, 4.5% 10/15/34	64	64
Series 4055 Class BI, 3.5% 5/15/31 (l)	121	4
Series 4149 Class IO, 3% 1/15/33 (l)	78	7
Series 4314 Class AI, 5% 3/15/34 (l)	40	2
Series 4427 Class LI, 3.5% 2/15/34 (l)	313	24
Series 4471 Class PA 4% 12/15/40	325	322
target amortization class Series 2156 Class TC, 6.25% 5/15/29	12	12
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8991% 2/15/24 (b)(d)	2	2
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	10	10
Series 2056 Class Z, 6% 5/15/28	24	25
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	1,669	1,641
Series 4386 Class AZ, 4.5% 11/15/40	760	763
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	340	334
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3031% 6/16/37 (b)(l)(m)	48	6
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.8681% 7/20/37 (b)(d)	346	349
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.8481% 1/20/38 (b)(d)	90	90
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.2281% 8/20/38 (b)(d)	499	508
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.2681% 9/20/38 (b)(d)	368	376
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.9869% 11/16/39 (b)(d)	433	439
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9169% 12/16/39 (b)(d)	276	279
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8497% 3/20/60 (b)(d)(j)	603	600
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 7/20/60 (b)(d)(j)	3,818	3,780
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0976% 9/20/60 (b)(d)(j)	4,671	4,625
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0976% 8/20/60 (b)(d)(j)	3,858	3,821
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.1776% 12/20/60 (b)(d)(j)	1,977	1,960
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 12/20/60 (b)(d)(j)	2,066	2,054
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 2/20/61 (b)(d)(j)	2,026	2,015
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2876% 2/20/61 (b)(d)(j)	2,904	2,887
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 4/20/61 (b)(d)(j)	1,754	1,743
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (b)(d)(j)	2,781	2,765
Class FC, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (b)(d)(j)	2,067	2,055
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3276% 6/20/61 (b)(d)(j)	2,427	2,414
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.3476% 9/20/61 (b)(d)(j)	814	810
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 10/20/61 (b)(d)(j)	2,675	2,664
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.7681% 8/20/42 (b)(d)	367	366
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 11/20/61 (b)(d)(j)	2,549	2,542
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 1/20/62 (b)(d)(j)	1,559	1,555
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 1/20/62 (b)(d)(j)	2,303	2,294
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 3/20/62 (b)(d)(j)	1,368	1,363
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (b)(d)(j)	20	20
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.3176% 10/20/62 (b)(d)(j)	33	33
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.1576% 3/20/63 (b)(d)(j)	43	43
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.3976% 8/20/63 (b)(d)(j)	180	179
Class FD, 1 month U.S. LIBOR + 0.600% 2.3976% 8/20/63 (b)(d)(j)	440	439
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 1/20/64 (b)(d)(j)	213	212
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3976% 12/20/63 (b)(d)(j)	942	938
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2976% 6/20/64 (b)(d)(j)	648	644
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0976% 3/20/65 (b)(d)(j)	3	3
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0776% 5/20/63 (b)(d)(j)	51	51
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9976% 4/20/63 (b)(d)(j)	38	38
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1976% 12/20/62 (b)(d)(j)	14	14
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2637% 12/20/40 (b)(m)	476	433
Series 2010-31 Class BP, 5% 3/20/40	2,021	2,071
Series 2011-136 Class WI, 4.5% 5/20/40 (l)	154	11
Series 2011-68 Class EC, 3.5% 4/20/41	220	217
Series 2016-69 Class WA, 3% 2/20/46	392	376
Series 2017-134 Class BA, 2.5% 11/20/46	535	510
Series 2017-153 Class GA, 3% 9/20/47	1,057	998
Series 2017-182 Class KA, 3% 10/20/47	818	774
Series 2018-13 Class Q, 3% 4/20/47	1,045	1,001
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	136	137
Series 2010-160 Class DY, 4% 12/20/40	977	955
Series 2010-170 Class B, 4% 12/20/40	218	213
Series 2011-69 Class GX, 4.5% 5/16/40	2,517	2,538
Series 2014-H04 Class HA, 2.75% 2/20/64 (j)	3,125	3,068
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)	580	579
Series 2017-139 Class BA, 3% 9/20/47	1,831	1,751
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	4,729	4,621
Series 2004-22 Class M1, 5.5% 4/20/34	558	622
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1131% 5/16/34 (b)(l)(m)	28	3
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8131% 8/17/34 (b)(l)(m)	31	4
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.8788% 6/16/37 (b)(m)	5	7
Series 2010-116 Class QB, 4% 9/16/40	74	74
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5631% 2/16/40 (b)(l)(m)	189	15
Series 2010-169 Class Z, 4.5% 12/20/40	2,536	2,404
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 5/20/60 (b)(d)(j)	287	285
Series 2010-H16 Class BA, 3.55% 7/20/60 (j)	435	427
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(j)	54	54
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7319% 7/20/41 (b)(l)(m)	90	10
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3131% 6/16/42 (b)(l)(m)	106	13
Series 2013-149 Class MA, 2.5% 5/20/40	834	809
Series 2013-H01 Class FA, 1.65% 1/20/63 (j)	1	1
Series 2013-H04 Class BA, 1.65% 2/20/63 (j)	4	4
Series 2013-H08 Class MA, 3% 3/20/63 (j)	26	24
Series 2014-2 Class BA, 3% 1/20/44	1,985	1,878
Series 2014-21 Class HA, 3% 2/20/44	724	687
Series 2014-25 Class HC, 3% 2/20/44	1,260	1,191
Series 2014-5 Class A, 3% 1/20/44	1,080	1,023
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	9	9
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(j)	267	257
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.35% 5/20/66 (b)(d)(j)	6,571	6,543
Series 2017-186 Class HK, 3% 11/16/45	1,056	1,004
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (b)(d)(j)	7,873	7,822
Series 2090-118 Class XZ, 5% 12/20/39	7,432	7,746
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2318% 5/20/65 (b)(j)	115	114

TOTAL U.S. GOVERNMENT AGENCY		132,402

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $171,585)		168,658

Commercial Mortgage Securities - 8.5%
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 3.441% 4/15/36 (a)(b)(d)	8,900	8,762
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (a)(b)(d)	5,821	5,680
Class B, CME Term SOFR 1 Month Index + 1.550% 3.858% 1/15/39 (a)(b)(d)	1,099	1,067
Class C, CME Term SOFR 1 Month Index + 2.150% 4.458% 1/15/39 (a)(b)(d)	785	757
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,676	3,424
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	825	740
Class CNM, 3.8425% 11/5/32 (a)(b)	341	291
BANK sequential payer:
Series 2017-BNK9 Class ASB, 3.47% 11/15/54	1,000	974
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,391
Series 2018-BN12 Class ASB, 4.165% 5/15/61	2,000	1,981
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	5,187
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	5,709
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (b)	8,400	8,477
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 3.7187% 12/25/33 (a)(b)(d)	4	4
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 3.0437% 11/25/35 (a)(b)(d)	19	17
Class M1, 1 month U.S. LIBOR + 0.660% 3.1037% 11/25/35 (a)(b)(d)	10	9
Class M2, 1 month U.S. LIBOR + 0.730% 3.1787% 11/25/35 (a)(b)(d)	13	12
Class M3, 1 month U.S. LIBOR + 0.760% 3.2087% 11/25/35 (a)(b)(d)	12	11
Class M4, 1 month U.S. LIBOR + 0.900% 3.3437% 11/25/35 (a)(b)(d)	15	14
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 3.0287% 1/25/36 (a)(b)(d)	48	44
Class B1, 1 month U.S. LIBOR + 2.100% 4.5437% 1/25/36 (a)(b)(d)	13	35
Class M1, 1 month U.S. LIBOR + 0.670% 3.1187% 1/25/36 (a)(b)(d)	15	14
Class M2, 1 month U.S. LIBOR + 0.700% 3.1487% 1/25/36 (a)(b)(d)	11	10
Class M3, 1 month U.S. LIBOR + 0.750% 3.1937% 1/25/36 (a)(b)(d)	16	14
Class M4, 1 month U.S. LIBOR + 0.910% 3.3587% 1/25/36 (a)(b)(d)	16	15
Class M5, 1 month U.S. LIBOR + 0.970% 3.4187% 1/25/36 (a)(b)(d)	16	14
Class M6, 1 month U.S. LIBOR + 1.050% 3.4937% 1/25/36 (a)(b)(d)	17	15
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 2.9837% 4/25/36 (a)(b)(d)	14	13
Class M1, 1 month U.S. LIBOR + 0.570% 3.0137% 4/25/36 (a)(b)(d)	8	8
Class M2, 1 month U.S. LIBOR + 0.600% 3.0437% 4/25/36 (a)(b)(d)	9	8
Class M3, 1 month U.S. LIBOR + 0.630% 3.0737% 4/25/36 (a)(b)(d)	14	13
Class M4, 1 month U.S. LIBOR + 0.780% 3.2237% 4/25/36 (a)(b)(d)	8	7
Class M5, 1 month U.S. LIBOR + 0.840% 3.2837% 4/25/36 (a)(b)(d)	8	7
Class M6, 1 month U.S. LIBOR + 0.960% 3.4037% 4/25/36 (a)(b)(d)	8	7
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 2.9087% 7/25/36 (a)(b)(d)	13	12
Class M2, 1 month U.S. LIBOR + 0.490% 2.9387% 7/25/36 (a)(b)(d)	9	8
Class M3, 1 month U.S. LIBOR + 0.520% 2.9687% 7/25/36 (a)(b)(d)	14	13
Class M4, 1 month U.S. LIBOR + 0.630% 3.0737% 7/25/36 (a)(b)(d)	9	8
Class M5, 1 month U.S. LIBOR + 0.700% 3.1487% 7/25/36 (a)(b)(d)	12	11
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 3.0887% 10/25/36 (a)(b)(d)	10	44
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.8487% 12/25/36 (a)(b)(d)	100	92
Class M1, 1 month U.S. LIBOR + 0.430% 2.8787% 12/25/36 (a)(b)(d)	15	14
Class M2, 1 month U.S. LIBOR + 0.460% 2.9087% 12/25/36 (a)(b)(d)	18	17
Class M3, 1 month U.S. LIBOR + 0.510% 2.9537% 12/25/36 (a)(b)(d)	10	9
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.7137% 3/25/37 (a)(b)(d)	26	24
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.7137% 7/25/37 (a)(b)(d)	78	69
Class A2, 1 month U.S. LIBOR + 0.320% 2.7637% 7/25/37 (a)(b)(d)	73	67
Class M1, 1 month U.S. LIBOR + 0.370% 2.8137% 7/25/37 (a)(b)(d)	25	23
Class M2, 1 month U.S. LIBOR + 0.410% 2.8537% 7/25/37 (a)(b)(d)	30	28
Class M3, 1 month U.S. LIBOR + 0.490% 2.9337% 7/25/37 (a)(b)(d)	35	34
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.7337% 7/25/37 (a)(b)(d)	27	24
Class M1, 1 month U.S. LIBOR + 0.310% 2.7537% 7/25/37 (a)(b)(d)	14	14
Class M2, 1 month U.S. LIBOR + 0.340% 2.7837% 7/25/37 (a)(b)(d)	15	14
Class M3, 1 month U.S. LIBOR + 0.370% 2.8137% 7/25/37 (a)(b)(d)	24	22
Class M4, 1 month U.S. LIBOR + 0.500% 2.9437% 7/25/37 (a)(b)(d)	38	34
Class M5, 1 month U.S. LIBOR + 0.600% 3.0437% 7/25/37 (a)(b)(d)	17	21
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/55	5,000	5,063
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	793
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,365
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	7,616
Series 2021-B24 Class A5, 2.5843% 3/15/54	1,100	956
Series 2021-B28 Class A5, 2.2237% 8/15/54	600	503
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	10,697
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (a)(b)(d)	6,788	6,715
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (a)(b)(d)	18,788	18,506
Class B, CME Term SOFR 1 Month Index + 2.440% 4.7544% 4/15/37 (a)(b)(d)	4,991	4,897
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (a)(b)(d)	11,302	10,889
Class B, 1 month U.S. LIBOR + 0.890% 3.2908% 10/15/36 (a)(b)(d)	1,691	1,599
Class C, 1 month U.S. LIBOR + 1.090% 3.4906% 10/15/36 (a)(b)(d)	2,263	2,129
Class D, 1 month U.S. LIBOR + 1.290% 3.6903% 10/15/36 (a)(b)(d)	2,197	2,046
Class E, 1 month U.S. LIBOR + 1.940% 4.3395% 10/15/36 (a)(b)(d)	7,638	7,182
Series 2022-LP2:
Class B, CME Term SOFR 1 Month Index + 1.310% 3.6093% 2/15/39 (a)(b)(d)	4,067	3,874
Class C, CME Term SOFR 1 Month Index + 1.560% 3.8587% 2/15/39 (a)(b)(d)	4,067	3,838
Class D, CME Term SOFR 1 Month Index + 1.960% 4.2578% 2/15/39 (a)(b)(d)	4,067	3,828
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 3.4796% 9/15/37 (a)(b)(d)	757	753
Class D, 1 month U.S. LIBOR + 2.620% 5.017% 9/15/37 (a)(b)(d)	1,060	928
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.691% 4/15/34 (a)(b)(d)	2,644	2,538
Class C, 1 month U.S. LIBOR + 1.600% 3.991% 4/15/34 (a)(b)(d)	1,748	1,678
Class D, 1 month U.S. LIBOR + 1.900% 4.291% 4/15/34 (a)(b)(d)	1,835	1,748
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.471% 10/15/36 (a)(b)(d)	5,257	5,165
Class C, 1 month U.S. LIBOR + 1.250% 3.641% 10/15/36 (a)(b)(d)	2,859	2,801
Class D, 1 month U.S. LIBOR + 1.450% 3.841% 10/15/36 (a)(b)(d)	4,049	3,958
Class E, 1 month U.S. LIBOR + 1.800% 4.191% 10/15/36 (a)(b)(d)	5,690	5,533
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 3.7877% 4/15/37 (a)(b)(d)	10,117	9,942
Class B, CME Term SOFR 1 Month Index + 1.940% 4.2367% 4/15/37 (a)(b)(d)	5,157	4,998
Class C, CME Term SOFR 1 Month Index + 2.290% 4.5867% 4/15/37 (a)(b)(d)	1,164	1,129
Class D, CME Term SOFR 1 Month Index + 2.830% 5.1357% 4/15/37 (a)(b)(d)	974	938
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (a)(b)(d)	5,741	5,604
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(b)(d)	27,939	27,606
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 3.461% 12/15/37 (a)(b)(d)	5,900	5,826
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 12/15/37 (a)(b)(d)	1,800	1,759
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	2,000	1,942
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	19,353	17,587
Class A2, 1.99% 7/15/60 (a)	12,609	10,810
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	13,421	11,859
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (a)(b)(d)	7,501	7,371
Class B, 1 month U.S. LIBOR + 1.500% 3.891% 6/15/34 (a)(b)(d)	1,284	1,246
Class C, 1 month U.S. LIBOR + 1.750% 4.141% 6/15/34 (a)(b)(d)	1,451	1,394
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 4.692% 8/15/36 (a)(b)(d)	448	426
Class D, 1 month U.S. LIBOR + 3.050% 5.442% 8/15/36 (a)(b)(d)	1,493	1,406
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A/S, 4.017% 10/10/47	4,150	4,042
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,346
Series 2017-CD4 Class ASB, 3.317% 5/10/50	2,811	2,730
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	22,582	20,328
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	1,991
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	2,000	1,982
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.371% 5/15/36 (a)(b)(d)	26,578	26,275
Class B, 1 month U.S. LIBOR + 1.230% 3.621% 5/15/36 (a)(b)(d)	19,405	19,071
Class C, 1 month U.S. LIBOR + 1.430% 3.821% 5/15/36 (a)(b)(d)	2,018	1,980
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,531	2,354
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,941	2,838
Class B, 4.5349% 4/15/36 (a)	861	824
Class C, 4.9414% 4/15/36 (a)(b)	561	534
Class D, 4.9414% 4/15/36 (a)(b)	1,122	1,047
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (a)	15,370	15,038
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (a)(b)(d)	15,449	14,900
Class B, 1 month U.S. LIBOR + 1.120% 3.5122% 11/15/38 (a)(b)(d)	3,900	3,749
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (a)(b)(d)	6,269	6,143
Class B, 1 month U.S. LIBOR + 1.380% 3.772% 7/15/38 (a)(b)(d)	2,908	2,828
Class C, 1 month U.S. LIBOR + 1.700% 4.092% 7/15/38 (a)(b)(d)	2,144	2,079
Class D, 1 month U.S. LIBOR + 2.250% 4.642% 7/15/38 (a)(b)(d)	4,325	4,187
Freddie Mac:
sequential payer:
Series 2022-K141 Class A2, 2.25% 2/25/32	3,000	2,637
Series 2022-K142 Class A2, 2.4% 3/25/32	2,950	2,625
Series 2022-K144 Class A2, 2.45% 4/25/32	10,400	9,289
Series 2022-K145 Class A2, 2.58% 6/25/55	5,800	5,238
Series 2022-K146 Class A2, 2.92% 6/25/32	3,800	3,535
Series 2022-K147 Class A2, 3% 6/25/32	930	871
Series 2022-K150 Class A2, 3.71% 11/25/32	1,700	1,682
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (a)(b)(d)	6,605	6,286
Class B, 1 month U.S. LIBOR + 1.150% 3.541% 10/15/36 (a)(b)(d)	1,021	962
Class C, 1 month U.S. LIBOR + 1.550% 3.941% 10/15/36 (a)(b)(d)	841	791
sequential payer Series 2018-GS10 Class AAB, 4.106% 7/10/51	2,000	1,969
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)(b)	6,091	6,069
Series 2013-GC12 Class A/S, 3.375% 6/10/46	3,450	3,403
Series 2015-GC34 Class XA, 1.3729% 10/10/48 (b)(l)	17,991	535
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 4.7386% 8/15/37 (a)(b)(d)	8,764	8,715
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 2.9039% 4/15/37 (a)(b)(d)	7,000	6,650
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (a)	25,800	21,947
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	651
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2018-C8 Class ASB, 4.145% 6/15/51	2,000	1,970
Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,652
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (a)	31,484	29,668
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,177	1,159
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	2,821	2,785
Class CFX, 4.9498% 7/5/33 (a)	485	476
Class DFX, 5.3503% 7/5/33 (a)	955	937
Class EFX, 5.5422% 7/5/33 (a)	1,020	988
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (a)(b)(d)	15,551	15,259
Class B, CME Term SOFR 1 Month Index + 1.790% 4.1013% 5/15/39 (a)(b)(d)	8,835	8,645
Class C, CME Term SOFR 1 Month Index + 2.090% 4.4005% 5/15/39 (a)(b)(d)	4,950	4,801
Class D, CME Term SOFR 1 Month Index + 2.540% 4.8493% 5/15/39 (a)(b)(d)	4,400	4,235
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(b)(d)	9,783	9,470
Class B, 1 month U.S. LIBOR + 0.880% 3.271% 3/15/38 (a)(b)(d)	2,360	2,273
Class C, 1 month U.S. LIBOR + 1.100% 3.491% 3/15/38 (a)(b)(d)	1,485	1,430
Class D, 1 month U.S. LIBOR + 1.400% 3.791% 3/15/38 (a)(b)(d)	2,066	1,979
Class E, 1 month U.S. LIBOR + 1.750% 4.141% 3/15/38 (a)(b)(d)	1,805	1,710
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 3.192% 4/15/38 (a)(b)(d)	4,376	4,250
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	7,430	7,090
Series 2012-C6 Class A/S, 3.476% 11/15/45	3,389	3,383
Morgan Stanley Capital I Trust:
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,903	7,403
Series 2021-L6 Class A4, 2.444% 6/15/54 (b)	5,294	4,489
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	1,723
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	1,142	1,052
Class C, 3.283% 11/10/36 (a)(b)	1,096	989
MSCCG Trust floater Series 2018-SELF:
Class A, 1 month U.S. LIBOR + 0.900% 3.291% 10/15/37 (a)(b)(d)	1,014	994
Class B, 1 month U.S. LIBOR + 1.080% 3.471% 10/15/37 (a)(b)(d)	3,420	3,326
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 12/15/35 (a)(b)(d)	22,356	21,629
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 4.1681% 12/15/37 (a)(b)(d)	2,833	2,787
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 3.5764% 12/15/37 (a)(b)(d)	641	641
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.3074% 2/15/39 (a)(b)(d)	2,586	2,476
Class C, CME Term SOFR 1 Month Index + 2.650% 4.9574% 2/15/39 (a)(b)(d)	1,345	1,286
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 2.9676% 7/15/36 (a)(b)(d)	4,098	3,940
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (a)(b)(d)	13,222	12,742
Class B, 1 month U.S. LIBOR + 1.070% 3.4708% 11/15/38 (a)(b)(d)	5,947	5,679
Class C, 1 month U.S. LIBOR + 1.320% 3.72% 11/15/38 (a)(b)(d)	3,694	3,519
Class D, 1 month U.S. LIBOR + 1.570% 3.9692% 11/15/38 (a)(b)(d)	2,427	2,300
UBS Commercial Mortgage Trust sequential payer Series 2019-C17 Class ASB, 2.8655% 10/15/52	2,200	2,054
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	9,860	8,057
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	510	411
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 3.7997% 1/15/59 (b)(d)	23,714	23,724
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (a)(b)(d)	5,818	5,545
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	8,106
Series 2015-C29 Class ASB, 3.4% 6/15/48	2,062	2,029
Series 2018-C46 Class ASB, 4.086% 8/15/51	2,000	1,974
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,174
Series 2015-SG1 Class ASB, 3.556% 9/15/48	1,810	1,787
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,465
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	7,594
Series 2012-C9 Class A/S, 3.388% 11/15/45	1,947	1,944
Series 2013-C12 Class A/S, 3.56% 3/15/48	1,080	1,072
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $785,394)		745,966

Municipal Securities - 0.3%
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	3,960	3,491
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	811	815
5.1% 6/1/33	13,950	13,883
Series 2010-1, 6.63% 2/1/35	1,285	1,361
Series 2010-3:
6.725% 4/1/35	1,710	1,820
7.35% 7/1/35	813	892
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	7,979
TOTAL MUNICIPAL SECURITIES
(Cost $31,541)		30,241

Foreign Government and Government Agency Obligations - 0.7%
Indonesian Republic:
3.85% 10/15/30	$10,505	$10,231
4.2% 10/15/50	7,915	6,867
4.45% 4/15/70	9,715	8,477
Kingdom of Saudi Arabia 3.25% 11/17/51 (a)	16,680	12,719
Panamanian Republic:
3.298% 1/19/33	18,095	15,336
4.5% 1/19/63	11,915	8,996
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $74,215)		62,626

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	1,865	1,804
KeyBank NA 6.95% 2/1/28	725	779
Regions Bank 6.45% 6/26/37	2,685	2,988
TOTAL BANK NOTES
(Cost $5,112)		5,571
	Shares	Value (000s)

Fixed-Income Funds - 1.5%
Fidelity Specialized High Income Central Fund (o)
(Cost $143,919)	1,517,780	127,129
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of Nova Scotia:
4.65% (b)(p)	8,146	7,326
4.9% (b)(p)	11,200	10,743
Barclays Bank PLC 7.625% 11/21/22	11,014	11,305
TOTAL PREFERRED SECURITIES
(Cost $32,412)		29,374
	Shares	Value (000s)

Money Market Funds - 6.3%
Fidelity Cash Central Fund 2.33% (q)	419,750,009	419,834
Fidelity Securities Lending Cash Central Fund 2.34% (q)(r)	127,141,896	127,155
TOTAL MONEY MARKET FUNDS
(Cost $546,988)		546,989
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $10,094,716)		9,331,154
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(581,876)
NET ASSETS - 100%		$8,749,278

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 9/1/52	$(6,200)	$(5,478)
2% 9/1/52	(2,000)	(1,767)
2% 9/1/52	(10,500)	(9,277)
2% 9/1/52	(17,400)	(15,373)
2% 9/1/52	(8,700)	(7,687)
2% 9/1/52	(6,100)	(5,389)
2.5% 9/1/52	(22,500)	(20,515)
3% 9/1/52	(1,950)	(1,830)
3% 9/1/52	(1,150)	(1,079)
4% 9/1/52	(1,200)	(1,182)

TOTAL GINNIE MAE		(69,577)

Uniform Mortgage Backed Securities
2% 9/1/37	(2,750)	(2,534)
2% 9/1/37	(1,350)	(1,244)
2% 9/1/37	(1,350)	(1,244)
2% 9/1/52	(3,200)	(2,754)
2% 9/1/52	(1,450)	(1,248)
2% 9/1/52	(1,450)	(1,248)
2% 9/1/52	(1,600)	(1,377)
2% 9/1/52	(6,200)	(5,335)
2% 9/1/52	(2,000)	(1,721)
2% 9/1/52	(3,350)	(2,883)
2% 9/1/52	(3,300)	(2,840)
2% 9/1/52	(3,100)	(2,668)
2% 9/1/52	(800)	(688)
2% 9/1/52	(30,850)	(26,548)
2% 9/1/52	(19,800)	(17,039)
2% 9/1/52	(29,750)	(25,601)
2.5% 9/1/52	(5,550)	(4,957)
2.5% 9/1/52	(1,600)	(1,429)
3% 9/1/52	(1,550)	(1,434)
3% 9/1/52	(2,600)	(2,406)
3% 9/1/52	(3,300)	(3,054)
3.5% 9/1/52	(1,000)	(953)
3.5% 9/1/52	(3,300)	(3,146)
4% 9/1/52	(1,200)	(1,172)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(115,523)

TOTAL TBA SALE COMMITMENTS
(Proceeds $188,251)		$(185,100)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	281	Dec. 2022	$31,141	$(356)	$(356)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	427	Dec. 2022	49,919	736	736
CBOT 2-Year U.S. Treasury Note Contracts (United States)	105	Dec. 2022	21,874	73	73
CBOT Long Term U.S. Treasury Bond Contracts (United States)	275	Dec. 2022	37,357	1,024	1,024

TOTAL SOLD					1,833

TOTAL FUTURES CONTRACTS					$1,477

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 1.3%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	$7,540	$90	$(68)	$22
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,640	20	(20)	0
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	3,750	45	(34)	11
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,080	72	(90)	(18)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020	96	(133)	(37)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	820	10	(11)	(1)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,700	20	(20)	0
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,510	30	(18)	12
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,650	20	(16)	4

TOTAL CREDIT DEFAULT SWAPS						$403	$(410)	$(7)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2024	$37,780	$(166)	$0	$(166)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2027	16,046	(156)	0	(156)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2029	2,300	(47)	0	(47)

TOTAL INTEREST RATE SWAPS							$(369)	$0	$(369)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,806,069,000 or 20.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,946,000.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,737,000.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,117,000.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Level 3 security

 (l) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Security is perpetual in nature with no stated maturity date.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (r) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$113,256	$2,684,355	$2,377,778	$2,288	$--	$1	$419,834	0.8%
Fidelity Mortgage Backed Securities Central Fund	1,278,076	21,751	1,183,897	23,263	(97,115)	(18,815)	--	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	409,063	1,623,611	1,905,519	158	--	--	127,155	0.4%
Fidelity Specialized High Income Central Fund	141,222	10,966	--	10,966	--	(25,059)	127,129	38.2%
Total	$1,941,617	$4,340,683	$5,467,194	$36,675	$(97,115)	$(43,873)	$674,118

 (a) Includes the value of securities redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,119,701	$--	$3,119,701	$--
U.S. Government and Government Agency Obligations	2,760,615	--	2,760,615	--
U.S. Government Agency - Mortgage Securities	1,104,556	--	1,104,556	--
Asset-Backed Securities	629,728	--	629,303	425
Collateralized Mortgage Obligations	168,658	--	168,658	--
Commercial Mortgage Securities	745,966	--	745,966	--
Municipal Securities	30,241	--	30,241	--
Foreign Government and Government Agency Obligations	62,626	--	62,626	--
Bank Notes	5,571	--	5,571	--
Fixed-Income Funds	127,129	127,129	--	--
Preferred Securities	29,374	--	29,374	--
Money Market Funds	546,989	546,989	--	--
Total Investments in Securities:	$9,331,154	$674,118	$8,656,611	$425
Derivative Instruments:
Assets
Futures Contracts	$1,833	$1,833	$--	$--
Swaps	403	--	403	--
Total Assets	$2,236	$1,833	$403	$--
Liabilities
Futures Contracts	$(356)	$(356)	$--	$--
Swaps	(369)	--	(369)	--
Total Liabilities	$(725)	$(356)	$(369)	$--
Total Derivative Instruments:	$1,511	$1,477	$34	$--
Other Financial Instruments:
TBA Sale Commitments	$(185,100)	$--	$(185,100)	$--
Total Other Financial Instruments:	$(185,100)	$--	$(185,100)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$403	$0
Total Credit Risk	403	0
Interest Rate Risk
Futures Contracts(b)	1,833	(356)
Swaps(a)	0	(369)
Total Interest Rate Risk	1,833	(725)
Total Value of Derivatives	$2,236	$(725)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $124,265) — See accompanying schedule: Unaffiliated issuers (cost $9,403,809)	$8,657,036
Fidelity Central Funds (cost $690,907)	674,118
Total Investment in Securities (cost $10,094,716)		$9,331,154
Receivable for investments sold		108
Receivable for TBA sale commitments		188,251
Receivable for fund shares sold		13,290
Interest receivable		61,138
Distributions receivable from Fidelity Central Funds		923
Receivable for daily variation margin on futures contracts		180
Bi-lateral OTC swaps, at value		403
Receivable from investment adviser for expense reductions		44
Other receivables		173
Total assets		9,595,664
Liabilities
Payable for investments purchased
Regular delivery	$1,363
Delayed delivery	507,098
TBA sale commitments, at value	185,100
Payable for swaps	16
Payable for fund shares redeemed	17,400
Distributions payable	4,689
Accrued management fee	2,192
Distribution and service plan fees payable	59
Payable for daily variation margin on centrally cleared OTC swaps	39
Other affiliated payables	1,102
Other payables and accrued expenses	173
Collateral on securities loaned	127,155
Total liabilities		846,386
Net Assets		$8,749,278
Net Assets consist of:
Paid in capital		$9,858,217
Total accumulated earnings (loss)		(1,108,939)
Net Assets		$8,749,278
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($162,128 ÷ 22,089 shares)(a)		$7.34
Maximum offering price per share (100/96.00 of $7.34)		$7.65
Class M:
Net Asset Value and redemption price per share ($27,331 ÷ 3,722 shares)(a)		$7.34
Maximum offering price per share (100/96.00 of $7.34)		$7.65
Class C:
Net Asset Value and offering price per share ($22,043 ÷ 2,999 shares)(a)		$7.35
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($5,715,468 ÷ 778,066 shares)		$7.35
Class I:
Net Asset Value, offering price and redemption price per share ($1,194,063 ÷ 162,374 shares)		$7.35
Class Z:
Net Asset Value, offering price and redemption price per share ($1,628,245 ÷ 221,255 shares)		$7.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2022
Investment Income
Dividends		$1,630
Interest		208,563
Income from Fidelity Central Funds (including $158 from security lending)		22,235
Total income		232,428
Expenses
Management fee	$27,511
Transfer agent fees	9,297
Distribution and service plan fees	823
Fund wide operations fee	4,859
Independent trustees' fees and expenses	31
Total expenses before reductions	42,521
Expense reductions	(553)
Total expenses after reductions		41,968
Net investment income (loss)		190,460
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(84,536)
Fidelity Central Funds	(97,115)
Futures contracts	(822)
Swaps	(170)
Capital gain distributions from Fidelity Central Funds	14,440
Total net realized gain (loss)		(168,203)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,114,903)
Fidelity Central Funds	(43,873)
Futures contracts	1,477
Swaps	(376)
TBA sale commitments	3,151
Total change in net unrealized appreciation (depreciation)		(1,154,524)
Net gain (loss)		(1,322,727)
Net increase (decrease) in net assets resulting from operations		$(1,132,267)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$190,460	$151,659
Net realized gain (loss)	(168,203)	(156,026)
Change in net unrealized appreciation (depreciation)	(1,154,524)	102,701
Net increase (decrease) in net assets resulting from operations	(1,132,267)	98,334
Distributions to shareholders	(188,023)	(428,007)
Share transactions - net increase (decrease)	34,833	1,131,046
Total increase (decrease) in net assets	(1,285,457)	801,373
Net Assets
Beginning of period	10,034,735	9,233,362
End of period	$8,749,278	$10,034,735

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Fund Class A

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$8.76	$8.25	$7.71	$7.97
Income from Investment Operations
Net investment income (loss)A,B	.140	.105	.158	.199	.178
Net realized and unrealized gain (loss)	(1.142)	(.031)	.518	.565	(.277)
Total from investment operations	(1.002)	.074	.676	.764	(.099)
Distributions from net investment income	(.134)	(.101)	(.166)	(.224)	(.161)
Distributions from net realized gain	(.004)	(.253)	–	–	–
Total distributions	(.138)	(.354)	(.166)	(.224)	(.161)
Net asset value, end of period	$7.34	$8.48	$8.76	$8.25	$7.71
Total ReturnC,D	(11.91)%	.89%	8.30%	10.11%	(1.25)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.77%	.77%
Expenses net of all reductions	.75%	.75%	.76%	.77%	.77%
Net investment income (loss)	1.76%	1.24%	1.88%	2.55%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$162	$209	$168	$72	$88
Portfolio turnover rateG	75%	40%	118%H	59%H	56%H

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class M

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$8.77	$8.26	$7.72	$7.98
Income from Investment Operations
Net investment income (loss)A,B	.140	.106	.158	.199	.178
Net realized and unrealized gain (loss)	(1.142)	(.041)	.519	.564	(.279)
Total from investment operations	(1.002)	.065	.677	.763	(.101)
Distributions from net investment income	(.134)	(.102)	(.167)	(.223)	(.159)
Distributions from net realized gain	(.004)	(.253)	–	–	–
Total distributions	(.138)	(.355)	(.167)	(.223)	(.159)
Net asset value, end of period	$7.34	$8.48	$8.77	$8.26	$7.72
Total ReturnC,D	(11.91)%	.78%	8.30%	10.09%	(1.26)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.74%	.75%	.77%	.79%
Expenses net of fee waivers, if any	.75%	.74%	.75%	.77%	.79%
Expenses net of all reductions	.75%	.74%	.75%	.77%	.79%
Net investment income (loss)	1.76%	1.25%	1.88%	2.54%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$27	$34	$36	$22	$20
Portfolio turnover rateG	75%	40%	118%H	59%H	56%H

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class C

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.49	$8.77	$8.26	$7.72	$7.99
Income from Investment Operations
Net investment income (loss)A,B	.079	.040	.093	.140	.119
Net realized and unrealized gain (loss)	(1.142)	(.031)	.518	.564	(.288)
Total from investment operations	(1.063)	.009	.611	.704	(.169)
Distributions from net investment income	(.073)	(.036)	(.101)	(.164)	(.101)
Distributions from net realized gain	(.004)	(.253)	–	–	–
Total distributions	(.077)	(.289)	(.101)	(.164)	(.101)
Net asset value, end of period	$7.35	$8.49	$8.77	$8.26	$7.72
Total ReturnC,D	(12.57)%	.12%	7.46%	9.26%	(2.12)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.53%	1.52%	1.53%	1.54%	1.54%
Net investment income (loss)	.99%	.47%	1.10%	1.78%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$22	$35	$37	$16	$22
Portfolio turnover rateG	75%	40%	118%H	59%H	56%H

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$8.77	$8.26	$7.72	$7.98
Income from Investment Operations
Net investment income (loss)A,B	.164	.131	.184	.225	.203
Net realized and unrealized gain (loss)	(1.132)	(.041)	.518	.564	(.277)
Total from investment operations	(.968)	.090	.702	.789	(.074)
Distributions from net investment income	(.158)	(.127)	(.192)	(.249)	(.186)
Distributions from net realized gain	(.004)	(.253)	–	–	–
Total distributions	(.162)	(.380)	(.192)	(.249)	(.186)
Net asset value, end of period	$7.35	$8.48	$8.77	$8.26	$7.72
Total ReturnC	(11.52)%	1.07%	8.63%	10.45%	(.93)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.06%	1.54%	2.19%	2.87%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$5,715	$6,910	$6,527	$7,638	$11,730
Portfolio turnover rateF	75%	40%	118%G	59%G	56%G

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class I

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.49	$8.78	$8.27	$7.73	$7.99
Income from Investment Operations
Net investment income (loss)A,B	.161	.127	.183	.221	.199
Net realized and unrealized gain (loss)	(1.143)	(.041)	.517	.564	(.277)
Total from investment operations	(.982)	.086	.700	.785	(.078)
Distributions from net investment income	(.154)	(.123)	(.190)	(.245)	(.182)
Distributions from net realized gain	(.004)	(.253)	–	–	–
Total distributions	(.158)	(.376)	(.190)	(.245)	(.182)
Net asset value, end of period	$7.35	$8.49	$8.78	$8.27	$7.73
Total ReturnC	(11.67)%	1.03%	8.58%	10.38%	(.98)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.49%	.49%	.49%	.50%	.50%
Net investment income (loss)	2.02%	1.50%	2.15%	2.82%	2.56%
Supplemental Data
Net assets, end of period (in millions)	$1,194	$1,548	$1,324	$1,452	$1,059
Portfolio turnover rateF	75%	40%	118%G	59%G	56%G

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class Z

Years ended August 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.50	$8.78	$8.27	$7.68
Income from Investment Operations
Net investment income (loss)B,C	.170	.138	.193	.197
Net realized and unrealized gain (loss)	(1.141)	(.030)	.517	.629
Total from investment operations	(.971)	.108	.710	.826
Distributions from net investment income	(.165)	(.135)	(.200)	(.236)
Distributions from net realized gain	(.004)	(.253)	–	–
Total distributions	(.169)	(.388)	(.200)	(.236)
Net asset value, end of period	$7.36	$8.50	$8.78	$8.27
Total ReturnD,E	(11.53)%	1.28%	8.71%	10.97%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%	.36%	.36%	.36%H
Net investment income (loss)	2.15%	1.63%	2.28%	2.83%H
Supplemental Data
Net assets, end of period (in millions)	$1,628	$1,298	$1,142	$74
Portfolio turnover rateI	75%	40%	118%J	59%J

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Fund	$173

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, market discount, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,952
Gross unrealized depreciation	(765,798)
Net unrealized appreciation (depreciation)	$(754,846)
Tax Cost	$10,088,776

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(353,340)
Net unrealized appreciation (depreciation) on securities and other investments	$(754,846)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(230,518)
Long-term	(122,822)
Total capital loss carryforward	$(353,340)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$188,023	$ 360,258
Long-term Capital Gains	–	67,749
Total	$188,023	$ 428,007

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Investment Grade Bond Fund
Credit Risk
Swaps	$(30)	$(7)
Total Credit Risk	(30)	(7)
Interest Rate Risk
Futures Contracts	(822)	1,477
Swaps	(140)	(369)
Total Interest Rate Risk	(962)	1,108
Totals	$(992)	$1,101

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Fund	3,270,010	3,840,684

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$468	$31
Class M	-%	.25%	76	–(a)
Class C	.75%	.25%	279	45
			$823	$76

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$25
Class M	3
Class C(a)	1
$29

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$286.15
Class M	45.15
Class C	49.17
Investment Grade Bond	6,250.10
Class I	1,966.14
Class Z	701.05
	$9,297

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Investment Grade Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed 9,709 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $981,238. The net realized loss of $77,627 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares is included in "Net realized gain (loss) on Investment securities: Fidelity Central Funds" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Fund	$16	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$550

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Investment Grade Bond Fund
Distributions to shareholders
Class A	$3,220	$7,658
Class M	527	1,489
Class C	259	1,342
Investment Grade Bond	126,887	298,348
Class I	26,760	64,543
Class Z	30,370	54,627
Total	$188,023	$428,007

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Investment Grade Bond Fund
Class A
Shares sold	5,346	13,709	$42,829	$116,439
Reinvestment of distributions	395	869	3,101	7,378
Shares redeemed	(8,356)	(9,026)	(66,378)	(76,186)
Net increase (decrease)	(2,615)	5,552	$(20,448)	$47,631
Class M
Shares sold	488	1,728	$3,829	$14,698
Reinvestment of distributions	65	171	511	1,458
Shares redeemed	(871)	(1,932)	(6,967)	(16,338)
Net increase (decrease)	(318)	(33)	$(2,627)	$(182)
Class C
Shares sold	368	2,421	$2,924	$20,700
Reinvestment of distributions	31	149	240	1,266
Shares redeemed	(1,496)	(2,710)	(11,957)	(22,924)
Net increase (decrease)	(1,097)	(140)	$(8,793)	$(958)
Investment Grade Bond
Shares sold	411,767	390,858	$3,214,031	$3,323,918
Reinvestment of distributions	13,441	31,555	105,818	268,282
Shares redeemed	(461,552)	(352,341)	(3,623,475)	(2,977,013)
Net increase (decrease)	(36,344)	70,072	$(303,626)	$615,187
Class I
Shares sold	94,072	121,162	$742,572	$1,031,337
Reinvestment of distributions	3,094	6,936	24,419	59,019
Shares redeemed	(117,061)	(96,638)	(925,766)	(815,701)
Net increase (decrease)	(19,895)	31,460	$(158,775)	$274,655
Class Z
Shares sold	157,877	94,346	$1,228,855	$801,379
Reinvestment of distributions	1,848	2,865	14,403	24,414
Shares redeemed	(91,232)	(74,494)	(714,156)	(631,080)
Net increase (decrease)	68,493	22,717	$529,102	$194,713

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Investment Grade Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Investment Grade Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Investment Grade Bond Fund
Class A	.75%
Actual		$1,000.00	$917.90	$3.63
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class M	.74%
Actual		$1,000.00	$916.80	$3.58
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class C	1.51%
Actual		$1,000.00	$914.50	$7.29
Hypothetical-C		$1,000.00	$1,017.59	$7.68
Investment Grade Bond	.45%
Actual		$1,000.00	$919.40	$2.18
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$918.10	$2.37
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class Z	.36%
Actual		$1,000.00	$919.90	$1.74
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 17.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $126,813,922 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 68.92% of the short-term capital gain dividends distributed, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $140,415,020 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

IGB-ANN-1022
1.703610.125

Fidelity® Series Investment Grade Bond Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series Investment Grade Bond Fund	(11.11)%	1.48%	1.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Bond Fund on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,700
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$12,182	Fidelity® Series Investment Grade Bond Fund
$11,436	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Celso Munoz and Ford O’Neil:   For the fiscal year ending August 31, 2022, the fund returned -11.11%, roughly in line with the -11.52% return of the benchmark, the Bloomberg U.S. Aggregate Bond Index. Duration positioning added notable value versus the index. The fund had a shorter duration (less interest rate sensitivity) than the index, which boosted relative performance as interest rates rose. Underweighting nominal U.S. Treasuries and mortgage-backed securities also meaningfully contributed, primarily due to their underperformance in the index early in the reporting period. Non-benchmark exposure to Treasury Inflation-Protected Securities (TIPS), which we owned early in the period, also produced a positive relative result. From an individual holding perspective, exposure to Occidental Petroleum stood out to the upside and boosted relative performance. In contrast, overweighting BBB-rated corporate bonds detracted, as these lower-quality investment-grade securities lagged higher-rated bonds in the sector. Elsewhere, the fund’s small exposure to emerging markets securities detracted as well, with Mexican state-owned petroleum company Petroleos Mexicanos (PEMEX) one of the largest individual detractors this period. Overweighting collateralized loan obligations (CLOs), as well as asset-backed securities (ABS) backed by airplane leases, detracted given that they both lagged the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	51.6%
AAA	8.4%
AA	1.8%
A	9.9%
BBB	26.0%
BB and Below	4.5%
Not Rated	2.4%
Short-Term Investments and Net Other Assets*	(4.6)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *,**
Corporate Bonds	38.2%
U.S. Government and U.S. Government Agency Obligations	51.6%
Asset-Backed Securities	7.1%
CMOs and Other Mortgage Related Securities	5.9%
Municipal Bonds	0.8%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(4.6)%

 * Foreign investments - 12.6%

 ** Futures and Swaps - 0.7%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	87.4%
Cayman Islands	5.5%
United Kingdom	1.2%
Mexico	1.1%
Switzerland	0.7%
Ireland	1.0%
Multi-National	0.7%
Canada	0.7%
France	0.6%
Other	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	$8,942,000	$7,124,688
3.8% 12/1/57	74,998,000	56,771,179
4.3% 2/15/30	15,664,000	15,024,728
4.75% 5/15/46	20,994,000	19,469,248
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	28,972,660
2.55% 3/21/31	30,343,000	25,646,016
2.987% 10/30/56	33,707,000	22,657,748
3% 3/22/27	6,931,000	6,556,052
4.329% 9/21/28	11,520,000	11,368,780
4.5% 8/10/33	17,268,000	16,629,870
4.862% 8/21/46	18,891,000	18,368,272
5.012% 4/15/49	705,000	699,848
		229,289,089
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	22,038,215
Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	16,500,000	13,551,543
4.4% 4/1/33	9,969,000	8,812,722
4.908% 7/23/25	28,398,000	28,300,660
5.25% 4/1/53	30,969,000	25,908,385
5.375% 5/1/47	56,404,000	48,072,444
5.5% 4/1/63	9,969,000	8,341,591
5.75% 4/1/48	9,412,000	8,374,757
6.484% 10/23/45	26,013,000	24,830,350
Comcast Corp.:
2.937% 11/1/56	33,000,000	22,358,004
3.9% 3/1/38	5,928,000	5,329,115
4.65% 7/15/42	14,116,000	13,292,489
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	16,297,435
4.65% 5/15/50	50,307,000	38,217,920
Fox Corp.:
4.03% 1/25/24	6,818,000	6,800,359
4.709% 1/25/29	9,867,000	9,764,883
5.476% 1/25/39	9,730,000	9,564,956
5.576% 1/25/49	6,456,000	6,241,976
Magallanes, Inc.:
3.428% 3/15/24 (a)	20,581,000	20,118,947
3.638% 3/15/25(a)	11,271,000	10,882,332
3.755% 3/15/27 (a)	22,043,000	20,589,952
4.054% 3/15/29 (a)	7,640,000	6,956,933
4.279% 3/15/32 (a)	30,761,000	26,803,101
5.05% 3/15/42 (a)	15,981,000	13,064,652
5.141% 3/15/52 (a)	46,085,000	36,886,285
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	16,616,589
5.5% 9/1/41	15,667,000	13,451,614
5.875% 11/15/40	11,331,000	10,150,946
6.55% 5/1/37	50,619,000	49,720,634
6.75% 6/15/39	13,940,000	13,553,695
7.3% 7/1/38	32,280,000	33,161,123
		566,016,392
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (a)	23,829,000	22,671,705
3.8% 3/15/32 (a)	20,795,000	18,979,722
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	31,183,450
3.875% 4/15/30	47,090,000	43,521,843
4.375% 4/15/40	7,013,000	6,185,875
4.5% 4/15/50	13,777,000	12,021,947
		134,564,542

TOTAL COMMUNICATION SERVICES		951,908,238

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
2.35% 2/26/27	21,000,000	18,623,193
3.7% 5/9/23	4,723,000	4,711,141
4.25% 5/15/23	10,018,000	10,022,376
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (a)	26,699,000	26,557,977
		59,914,687
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	18,953,447
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	8,919,297
3.6% 7/1/30	10,934,000	10,366,817
4.2% 4/1/50	5,533,000	4,897,905
		24,184,019
Household Durables - 0.1%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,131,261
5% 6/15/27	2,921,000	2,899,841
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,275,595
4.875% 11/15/25	28,000	27,567
4.875% 3/15/27	27,187,000	26,205,268
		33,539,532
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	25,757,000	25,110,191
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	3,816,259
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,128,330
4% 4/15/30	28,926,000	27,457,875
Lowe's Companies, Inc.:
3.35% 4/1/27	3,413,000	3,289,812
3.75% 4/1/32	10,505,000	9,674,280
4.25% 4/1/52	66,805,000	56,896,988
4.45% 4/1/62	44,060,000	37,209,008
4.5% 4/15/30	20,756,000	20,453,857
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,170,614
		171,097,023

TOTAL CONSUMER DISCRETIONARY		332,798,899

CONSUMER STAPLES - 2.5%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	21,000,000	19,936,519
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	52,011,000	50,320,008
4.9% 2/1/46	67,409,000	63,995,277
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	14,758,092
4.35% 6/1/40	15,700,000	14,281,061
4.5% 6/1/50	41,000,000	37,174,361
4.6% 6/1/60	15,700,000	13,926,911
4.75% 4/15/58	32,390,000	29,555,904
5.45% 1/23/39	25,203,000	25,979,925
5.55% 1/23/49	57,590,000	59,877,071
5.8% 1/23/59 (Reg. S)	61,052,000	65,115,321
		394,920,450
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	13,314,000	12,606,419
3.3% 2/15/50	16,790,000	12,364,168
5.95% 4/1/30	19,674,000	21,161,735
6.6% 4/1/50	27,580,000	31,973,101
		78,105,423
Food Products - 0.5%
General Mills, Inc. 2.875% 4/15/30	3,825,000	3,417,103
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (a)	46,350,000	41,594,954
3% 5/15/32 (a)	51,930,000	42,908,720
3.625% 1/15/32 (a)	19,632,000	16,970,293
5.125% 2/1/28 (a)	16,760,000	16,739,048
5.5% 1/15/30 (a)	6,359,000	6,359,000
5.75% 4/1/33 (a)	34,520,000	34,387,788
6.5% 4/15/29 (a)	816,000	846,527
		163,223,433
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	19,580,396
4.5% 5/2/43	17,568,000	13,362,995
4.8% 2/14/29	4,818,000	4,665,488
5.375% 1/31/44	15,947,000	14,078,505
5.95% 2/14/49	6,241,000	5,601,387
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (a)	25,864,000	25,309,222
6.125% 7/27/27 (a)	16,185,000	16,429,525
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	12,611,656
5.7% 8/15/35	6,607,000	6,091,965
5.85% 8/15/45	50,684,000	42,823,299
6.15% 9/15/43	11,136,000	10,289,473
7.25% 6/15/37	15,680,000	16,114,044
		186,957,955

TOTAL CONSUMER STAPLES		823,207,261

ENERGY - 4.9%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	311,649
4.85% 11/15/35	11,266,000	10,705,174
		11,016,823
Oil, Gas & Consumable Fuels - 4.9%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	12,846,115
Cenovus Energy, Inc.:
3.75% 2/15/52	23,742,000	18,337,041
4.25% 4/15/27	48,665,000	47,935,768
5.4% 6/15/47	5,584,000	5,411,055
6.75% 11/15/39	29,000,000	31,701,375
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	7,745,400
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	40,450,620
5.6% 4/1/44	1,458,000	1,405,381
5.85% 5/21/43 (a)(b)	2,410,000	2,348,304
6.45% 11/3/36 (a)	7,882,000	7,946,475
6.75% 9/15/37 (a)	2,991,000	3,174,109
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	15,882,876
Enbridge, Inc.:
4% 10/1/23	15,502,000	15,457,017
4.25% 12/1/26	9,000,000	8,858,906
Energy Transfer LP:
3.75% 5/15/30	34,654,000	31,143,792
3.9% 5/15/24 (b)	7,783,000	7,675,265
4.2% 9/15/23	6,601,000	6,587,167
4.25% 3/15/23	5,605,000	5,607,206
4.5% 4/15/24	6,788,000	6,763,527
4.95% 6/15/28	22,521,000	22,134,968
5% 5/15/50	37,928,000	32,549,453
5.25% 4/15/29	11,043,000	10,766,461
5.4% 10/1/47	7,311,000	6,513,306
5.8% 6/15/38	12,558,000	11,759,715
6% 6/15/48	8,178,000	7,772,505
6.25% 4/15/49	7,585,000	7,432,284
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	68,840,284
Hess Corp.:
4.3% 4/1/27	29,485,000	28,786,801
5.6% 2/15/41	13,347,000	12,877,162
5.8% 4/1/47	19,267,000	19,120,555
7.125% 3/15/33	5,555,000	6,155,279
7.3% 8/15/31	7,267,000	8,118,988
7.875% 10/1/29	2,497,000	2,848,566
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,031,630
6.55% 9/15/40	2,324,000	2,407,466
Kinder Morgan, Inc.:
3.6% 2/15/51	45,000,000	33,473,492
5.55% 6/1/45	13,098,000	12,739,979
MPLX LP:
2.65% 8/15/30	10,000,000	8,335,950
4.5% 7/15/23	9,847,000	9,882,924
4.8% 2/15/29	5,907,000	5,766,350
4.875% 12/1/24	15,019,000	15,154,671
4.95% 9/1/32	30,643,000	29,689,279
5.5% 2/15/49	17,721,000	16,871,962
Occidental Petroleum Corp.:
5.55% 3/15/26	28,220,000	28,903,912
6.45% 9/15/36	24,570,000	26,257,713
6.6% 3/15/46	53,949,000	59,381,395
7.5% 5/1/31	40,626,000	45,760,923
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,187,651
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	17,942,551
5.95% 1/28/31	16,396,000	12,268,307
6.35% 2/12/48	13,566,000	8,181,655
6.49% 1/23/27	38,273,000	33,909,878
6.5% 3/13/27	37,289,000	32,844,151
6.75% 9/21/47	95,358,000	59,875,288
6.84% 1/23/30	136,623,000	110,664,630
6.95% 1/28/60	19,817,000	12,336,083
7.69% 1/23/50	124,733,000	85,130,273
Phillips 66 Co.:
3.7% 4/6/23	2,495,000	2,494,615
3.85% 4/9/25	3,215,000	3,188,220
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	6,676,333
3.6% 11/1/24	6,687,000	6,527,575
3.85% 10/15/23	25,000,000	24,897,313
4.65% 10/15/25	23,040,000	22,784,391
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	40,878,055
The Williams Companies, Inc.:
2.6% 3/15/31	21,000,000	17,543,135
3.5% 11/15/30	55,862,000	50,251,069
3.7% 1/15/23	18,610,000	18,618,482
3.9% 1/15/25	6,023,000	5,947,718
4.3% 3/4/24	18,081,000	18,086,199
4.5% 11/15/23	8,697,000	8,720,648
4.55% 6/24/24	90,947,000	91,145,243
4.65% 8/15/32	32,008,000	30,857,234
5.3% 8/15/52	7,262,000	6,992,288
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	5,447,000	4,868,794
3.95% 5/15/50	17,552,000	14,546,320
Valero Energy Corp. 2.85% 4/15/25	1,230,000	1,190,834
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	4,782,634
4.65% 7/1/26	8,954,000	8,521,253
4.75% 8/15/28	6,312,000	5,941,927
		1,598,412,119

TOTAL ENERGY		1,609,428,942

FINANCIALS - 18.1%
Banks - 7.5%
Bank of America Corp.:
2.299% 7/21/32 (b)	42,030,000	33,550,498
2.972% 2/4/33 (b)	21,000,000	17,644,025
3.3% 1/11/23	24,341,000	24,321,860
3.419% 12/20/28 (b)	32,593,000	30,189,621
3.5% 4/19/26	28,726,000	27,952,968
3.864% 7/23/24 (b)	7,284,000	7,244,887
3.95% 4/21/25	43,026,000	42,596,086
4% 1/22/25	14,494,000	14,374,918
4.1% 7/24/23	35,942,000	36,002,854
4.183% 11/25/27	3,728,000	3,634,744
4.2% 8/26/24	41,416,000	41,348,727
4.25% 10/22/26	45,120,000	44,439,451
4.45% 3/3/26	10,553,000	10,510,087
5.015% 7/22/33 (b)	177,527,000	175,869,998
Barclays PLC:
2.852% 5/7/26 (b)	42,733,000	40,007,603
2.894% 11/24/32 (b)	14,928,000	11,708,266
4.375% 1/12/26	34,752,000	34,062,822
4.836% 5/9/28	3,148,000	2,969,561
5.088% 6/20/30 (b)	44,892,000	41,907,652
5.2% 5/12/26	41,312,000	40,996,107
BNP Paribas SA 2.219% 6/9/26 (a)(b)	40,110,000	36,972,635
BPCE SA 4.875% 4/1/26 (a)	3,984,000	3,882,099
Citigroup, Inc.:
2.7% 10/27/22	17,775,000	17,770,903
3.352% 4/24/25 (b)	27,281,000	26,736,614
3.785% 3/17/33 (b)	21,000,000	18,876,358
4.075% 4/23/29 (b)	14,005,000	13,321,062
4.125% 7/25/28	3,728,000	3,554,422
4.3% 11/20/26	9,646,000	9,510,120
4.4% 6/10/25	71,128,000	70,817,388
4.412% 3/31/31 (b)	57,587,000	54,952,431
4.45% 9/29/27	48,296,000	47,087,399
4.6% 3/9/26	10,087,000	10,063,146
4.91% 5/24/33 (b)	5,636,000	5,513,261
5.3% 5/6/44	5,127,000	4,989,483
5.5% 9/13/25	18,506,000	18,985,148
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	25,714,123
Commonwealth Bank of Australia:
3.61% 9/12/34 (a)(b)	14,950,000	13,048,587
3.784% 3/14/32 (a)	11,585,000	9,955,067
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,643,000	40,643,823
Discover Bank 4.2% 8/8/23	35,498,000	35,522,821
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	6,715,000	6,649,792
HSBC Holdings PLC:
3.973% 5/22/30 (b)	10,000,000	9,028,387
4.25% 3/14/24	12,994,000	12,955,230
4.95% 3/31/30	7,768,000	7,536,426
5.25% 3/14/44	560,000	510,496
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,267,000	6,952,000
5.71% 1/15/26 (a)	81,601,000	76,541,937
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	55,000,000	47,630,662
2.956% 5/13/31 (b)	23,105,000	19,803,238
2.963% 1/25/33 (b)	21,000,000	17,834,805
3.25% 9/23/22	53,888,000	53,893,961
3.797% 7/23/24 (b)	69,237,000	68,846,552
3.875% 9/10/24	56,148,000	55,902,774
4.125% 12/15/26	61,839,000	61,060,623
4.586% 4/26/33 (b)	155,774,000	149,994,772
4.912% 7/25/33 (b)	38,769,000	38,338,735
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(c)	10,000,000	9,621,221
3.073% 5/22/28 (b)	24,822,000	22,423,908
4.8% 4/5/26	20,881,000	20,764,553
5.125% 5/28/24	55,246,000	55,255,465
NatWest Markets PLC 2.375% 5/21/23 (a)	46,436,000	45,817,744
Rabobank Nederland 4.375% 8/4/25	42,555,000	41,843,115
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	29,541,000	25,688,615
Societe Generale:
1.038% 6/18/25 (a)(b)	87,080,000	81,218,572
1.488% 12/14/26 (a)(b)	51,731,000	45,081,767
3.337% 1/21/33 (a)(b)	21,000,000	16,890,314
4.25% 4/14/25 (a)	3,837,000	3,757,055
Wells Fargo & Co.:
2.406% 10/30/25 (b)	24,506,000	23,415,995
3.196% 6/17/27 (b)	34,559,000	32,553,923
3.526% 3/24/28 (b)	46,819,000	44,228,756
4.478% 4/4/31 (b)	77,500,000	74,532,504
5.013% 4/4/51 (b)	114,738,000	112,060,142
Westpac Banking Corp. 4.11% 7/24/34 (b)	20,547,000	18,481,812
		2,456,365,476
Capital Markets - 4.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	30,245,280
4.25% 2/15/24	24,489,000	24,509,409
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	61,976,619
4.2% 6/10/24	48,934,000	48,495,426
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	58,126,000	53,779,799
3.091% 5/14/32 (a)(b)	15,102,000	11,414,138
3.75% 3/26/25	31,994,000	30,571,432
3.8% 6/9/23	46,298,000	46,069,959
3.869% 1/12/29 (a)(b)	19,608,000	16,985,419
4.194% 4/1/31 (a)(b)	52,365,000	43,998,258
4.55% 4/17/26	1,588,000	1,522,184
Deutsche Bank AG 4.5% 4/1/25	70,869,000	68,572,095
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (b)	9,360,000	7,246,854
3.3% 11/16/22	50,117,000	50,031,946
4.1% 1/13/26	4,496,000	4,387,864
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	50,634,000	40,987,179
3.102% 2/24/33 (b)	39,600,000	33,689,304
3.2% 2/23/23	87,089,000	86,931,573
3.272% 9/29/25 (b)	104,473,000	101,755,074
3.8% 3/15/30	82,860,000	76,406,633
4.25% 10/21/25	32,884,000	32,436,051
6.75% 10/1/37	31,825,000	35,275,565
Moody's Corp.:
3.25% 1/15/28	12,370,000	11,651,658
4.875% 2/15/24	11,615,000	11,746,004
Morgan Stanley:
2.943% 1/21/33 (b)	21,000,000	17,867,251
3.125% 1/23/23	54,983,000	54,905,280
3.125% 7/27/26	7,974,000	7,596,962
3.622% 4/1/31 (b)	54,679,000	50,102,029
3.625% 1/20/27	8,956,000	8,701,261
3.737% 4/24/24 (b)	163,561,000	162,841,852
3.75% 2/25/23	55,561,000	55,614,175
4.1% 5/22/23	24,196,000	24,164,051
4.431% 1/23/30 (b)	23,749,000	23,134,833
4.875% 11/1/22	45,005,000	45,119,818
4.889% 7/20/33 (b)	94,211,000	93,783,214
5% 11/24/25	50,969,000	51,762,824
UBS Group AG:
1.494% 8/10/27 (a)(b)	31,236,000	27,128,968
4.125% 9/24/25 (a)	27,816,000	27,512,771
		1,580,921,012
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	56,080,000	51,891,385
2.45% 10/29/26	20,465,000	18,045,080
2.875% 8/14/24	33,555,000	32,053,298
3% 10/29/28	21,434,000	18,221,445
3.3% 1/30/32	22,930,000	18,505,232
4.125% 7/3/23	23,327,000	23,269,587
4.45% 4/3/26	16,892,000	16,231,559
4.875% 1/16/24	27,051,000	26,921,140
6.5% 7/15/25	19,270,000	19,731,975
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	11,479,255
3.05% 6/5/23	50,233,000	49,853,184
4.625% 3/30/25	10,429,000	10,397,778
5.125% 9/30/24	11,402,000	11,545,849
5.8% 5/1/25	27,438,000	28,067,434
8% 11/1/31	22,726,000	25,289,251
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	39,686,626
2.636% 3/3/26 (b)	24,182,000	22,917,523
3.273% 3/1/30 (b)	35,931,000	31,621,928
3.65% 5/11/27	72,123,000	68,942,904
3.8% 1/31/28	34,796,000	32,878,652
4.985% 7/24/26 (b)	30,637,000	30,594,063
5.247% 7/26/30 (b)	39,510,000	38,867,774
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,532,552
3.85% 11/21/22	39,487,000	39,526,235
3.95% 11/6/24	17,423,000	17,247,088
4.1% 2/9/27	1,920,000	1,843,181
4.5% 1/30/26	25,399,000	24,875,071
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	98,650,436
5.584% 3/18/24	33,908,000	33,745,285
Synchrony Financial:
3.95% 12/1/27	42,034,000	38,213,572
4.25% 8/15/24	36,929,000	36,509,908
4.375% 3/19/24	29,366,000	29,242,479
5.15% 3/19/29	45,267,000	43,052,508
Toyota Motor Credit Corp. 2.9% 3/30/23	42,183,000	42,039,335
		1,051,490,572
Diversified Financial Services - 0.9%
Blackstone Private Credit Fund 4.7% 3/24/25	80,609,000	78,003,757
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	21,789,597
4.05% 7/1/30	26,564,000	23,612,388
4.125% 6/15/26	25,594,000	24,742,503
4.125% 5/15/29	28,249,000	26,002,362
Equitable Holdings, Inc. 3.9% 4/20/23	3,740,000	3,744,503
Jackson Financial, Inc.:
5.17% 6/8/27	15,288,000	15,092,035
5.67% 6/8/32	19,303,000	18,738,541
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	33,993,000	33,566,754
Pine Street Trust I 4.572% 2/15/29 (a)	31,229,000	29,788,747
Pine Street Trust II 5.568% 2/15/49 (a)	31,271,000	30,256,264
		305,337,451
Insurance - 1.7%
AIA Group Ltd.:
3.2% 9/16/40 (a)	18,698,000	14,849,829
3.375% 4/7/30 (a)	39,186,000	36,344,830
American International Group, Inc. 2.5% 6/30/25	63,800,000	60,819,338
Five Corners Funding Trust II 2.85% 5/15/30 (a)	58,620,000	50,823,995
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	24,484,000	23,818,262
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	21,274,652
4.75% 3/15/39	9,822,000	9,563,340
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	37,673,000	28,189,362
Metropolitan Life Global Funding I 3% 1/10/23 (a)	15,204,000	15,186,130
Pacific LifeCorp 5.125% 1/30/43 (a)	32,228,000	30,964,981
Pricoa Global Funding I 5.375% 5/15/45 (b)	28,973,000	28,472,407
Prudential Financial, Inc. 3.935% 12/7/49	13,921,000	11,962,613
SunAmerica, Inc.:
3.5% 4/4/25 (a)	10,416,000	10,031,455
3.65% 4/5/27 (a)	35,355,000	33,241,083
3.85% 4/5/29 (a)	14,571,000	13,411,161
3.9% 4/5/32 (a)	17,347,000	15,582,496
4.35% 4/5/42 (a)	3,946,000	3,345,373
4.4% 4/5/52 (a)	11,669,000	9,734,298
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	12,400,000	11,780,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	28,658,212
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	10,865,000	10,738,219
Unum Group:
3.875% 11/5/25	25,368,000	24,773,625
4% 6/15/29	24,228,000	22,488,488
5.75% 8/15/42	41,569,000	38,461,610
		554,515,759

TOTAL FINANCIALS		5,948,630,270

HEALTH CARE - 2.0%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/21/29	21,000,000	19,180,675
Health Care Providers & Services - 1.3%
Centene Corp.:
2.45% 7/15/28	43,675,000	36,835,058
2.625% 8/1/31	20,375,000	16,301,223
3.375% 2/15/30	21,905,000	18,783,538
4.25% 12/15/27	25,155,000	23,888,697
4.625% 12/15/29	39,085,000	36,819,633
Cigna Corp.:
3.05% 10/15/27	17,500,000	16,327,922
4.375% 10/15/28	32,914,000	32,413,169
4.8% 8/15/38	20,493,000	19,752,732
4.8% 7/15/46	11,000,000	10,278,591
4.9% 12/15/48	20,474,000	19,436,960
CVS Health Corp.:
3% 8/15/26	3,494,000	3,360,109
3.625% 4/1/27	9,782,000	9,513,404
4.78% 3/25/38	33,481,000	31,825,589
Elevance Health, Inc. 3.3% 1/15/23	23,355,000	23,322,464
HCA Holdings, Inc.:
3.5% 9/1/30	15,777,000	13,767,684
3.625% 3/15/32 (a)	4,163,000	3,596,784
5.625% 9/1/28	19,767,000	19,867,515
5.875% 2/1/29	21,543,000	21,959,211
Humana, Inc. 3.7% 3/23/29	13,384,000	12,638,057
Sabra Health Care LP 3.2% 12/1/31	48,562,000	38,614,004
Toledo Hospital 5.325% 11/15/28	11,480,000	7,505,383
		416,807,727
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	46,388,000	45,629,125
Elanco Animal Health, Inc.:
5.772% 8/28/23 (d)	17,308,000	17,278,576
6.4% 8/28/28 (b)	7,291,000	6,780,630
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	20,004,000	19,736,343
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	35,923,574
Viatris, Inc.:
1.65% 6/22/25	5,144,000	4,688,797
2.7% 6/22/30	47,152,000	37,139,565
3.85% 6/22/40	11,393,000	7,914,872
4% 6/22/50	19,674,000	12,712,066
Zoetis, Inc. 3.25% 2/1/23	33,824,000	33,788,940
		221,592,488

TOTAL HEALTH CARE		657,580,890

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	15,580,000	15,373,106
BAE Systems PLC 3.4% 4/15/30 (a)	11,875,000	10,810,813
The Boeing Co.:
5.04% 5/1/27	15,531,000	15,484,287
5.15% 5/1/30	15,531,000	15,285,772
5.705% 5/1/40	15,530,000	14,812,505
5.805% 5/1/50	36,500,000	35,008,189
5.93% 5/1/60	15,530,000	14,830,828
		121,605,500
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,679,454
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,422,843
3% 9/15/23	5,123,000	5,051,228
3.375% 7/1/25	33,735,000	32,035,074
4.25% 2/1/24	30,862,000	30,781,296
4.25% 9/15/24	21,001,000	20,758,786
		96,049,227
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	11,478,000	10,959,720
4.25% 4/15/26 (a)	8,740,000	8,055,244
4.375% 5/1/26 (a)	25,641,000	23,703,071
5.25% 5/15/24 (a)	20,991,000	20,579,906
		63,297,941

TOTAL INDUSTRIALS		286,632,122

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	12,450,000	12,337,108
5.45% 6/15/23	6,431,000	6,496,817
5.85% 7/15/25	6,711,000	6,948,880
6.02% 6/15/26	8,322,000	8,643,652
6.1% 7/15/27	12,320,000	12,954,613
6.2% 7/15/30	10,663,000	11,080,149
		58,461,219
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	8,829,000	7,572,814
2.45% 2/15/31 (a)	75,132,000	59,906,726
2.6% 2/15/33 (a)	75,132,000	57,772,207
3.5% 2/15/41 (a)	60,671,000	45,512,732
3.75% 2/15/51 (a)	28,473,000	20,873,340
		191,637,819
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	35,590,000	32,094,023
2.3% 3/25/28	56,229,000	48,872,210
2.8% 4/1/27	31,398,000	28,741,988
2.875% 3/25/31	59,040,000	48,942,381
3.6% 4/1/40	31,590,000	22,973,649
		181,624,251

TOTAL INFORMATION TECHNOLOGY		431,723,289

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	22,487,898
American Homes 4 Rent LP:
2.375% 7/15/31	4,099,000	3,289,507
3.625% 4/15/32	15,949,000	13,920,142
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	17,518,029
4.5% 12/1/28	20,395,000	19,849,124
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	7,996,881
2.75% 4/15/31	6,692,000	5,255,434
Duke Realty LP 3.25% 6/30/26	318,000	303,617
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	6,462,819
3.5% 8/1/26	7,811,000	7,450,308
Healthpeak Properties, Inc.:
3.25% 7/15/26	3,144,000	3,020,195
3.5% 7/15/29	3,594,000	3,305,995
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	39,779,516
Invitation Homes Operating Partnership LP 4.15% 4/15/32	23,566,000	21,184,822
Kimco Realty Corp. 3.375% 10/15/22	4,880,000	4,880,023
Kite Realty Group Trust:
4% 3/15/25	32,398,000	31,567,210
4.75% 9/15/30	50,933,000	46,245,637
LXP Industrial Trust (REIT):
2.7% 9/15/30	9,405,000	7,587,771
4.4% 6/15/24	8,452,000	8,338,649
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	34,179,000	25,955,942
3.625% 10/1/29	33,134,000	28,321,635
4.375% 8/1/23	6,684,000	6,640,645
4.5% 1/15/25	14,849,000	14,716,175
4.5% 4/1/27	74,033,000	70,900,680
4.75% 1/15/28	36,570,000	34,974,881
4.95% 4/1/24	7,995,000	8,015,780
5.25% 1/15/26	31,863,000	31,590,499
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	5,873,432
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,585,238
2.85% 12/15/32	5,025,000	4,308,565
3.25% 1/15/31	5,362,000	4,806,594
3.4% 1/15/28	8,338,000	7,821,896
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	5,817,434
5% 12/15/23	4,492,000	4,500,205
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,368,469
3.375% 12/1/27	17,457,000	16,480,381
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	12,710,700
4.25% 2/1/26	16,356,000	15,927,242
Store Capital Corp.:
2.75% 11/18/30	10,084,000	8,185,152
4.625% 3/15/29	9,743,000	9,417,596
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	7,324,545
2.7% 7/15/31	23,304,000	18,760,331
Ventas Realty LP:
3% 1/15/30	43,597,000	37,946,603
3.5% 2/1/25	8,762,000	8,551,732
4% 3/1/28	12,591,000	11,985,065
4.125% 1/15/26	8,982,000	8,810,211
4.75% 11/15/30	53,358,000	51,737,331
VICI Properties LP:
4.375% 5/15/25	4,156,000	4,058,209
4.75% 2/15/28	32,852,000	31,525,031
4.95% 2/15/30	42,556,000	40,858,906
5.125% 5/15/32	9,338,000	8,898,834
Vornado Realty LP 2.15% 6/1/26	10,254,000	9,024,951
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	6,499,044
4% 2/1/25	32,062,000	31,747,667
4.6% 4/1/24	2,875,000	2,883,113
		878,974,291
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	34,891,408
3.95% 11/15/27	24,749,000	22,811,826
4.1% 10/1/24	30,631,000	30,051,887
4.55% 10/1/29	31,499,000	29,646,931
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	24,485,099
4.875% 3/1/26	4,233,000	4,261,034
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,030,624
Mid-America Apartments LP 4% 11/15/25	447,000	437,866
Post Apartment Homes LP 3.375% 12/1/22	2,416,000	2,416,000
Tanger Properties LP:
2.75% 9/1/31	23,464,000	17,844,343
3.125% 9/1/26	16,163,000	15,008,949
3.875% 7/15/27	8,715,000	8,140,406
		191,026,373

TOTAL REAL ESTATE		1,070,000,664

UTILITIES - 1.4%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	33,143,000	30,154,739
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,548,329
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	17,208,837
Duke Energy Corp. 2.45% 6/1/30	14,856,000	12,540,920
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	7,078,000	5,774,992
2.775% 1/7/32 (a)	24,917,000	20,317,830
Entergy Corp. 2.8% 6/15/30	15,246,000	13,049,711
Eversource Energy 2.8% 5/1/23	32,099,000	31,851,517
Exelon Corp.:
2.75% 3/15/27 (a)	7,336,000	6,853,605
3.35% 3/15/32 (a)	8,906,000	7,987,932
4.05% 4/15/30	9,268,000	8,913,109
4.1% 3/15/52 (a)	6,597,000	5,704,210
4.7% 4/15/50	4,127,000	3,881,342
FirstEnergy Corp. 7.375% 11/15/31	31,029,000	36,415,169
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	11,308,196
		221,510,438
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	5,603,287	5,935,282
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	8,982,790
The AES Corp.:
3.3% 7/15/25 (a)	45,861,000	43,499,159
3.95% 7/15/30 (a)	51,243,000	46,810,481
		99,292,430
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	4,039,819
NiSource, Inc.:
2.95% 9/1/29	47,860,000	42,589,690
5.8% 2/1/42	11,523,000	11,495,136
5.95% 6/15/41	17,565,000	18,119,631
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	16,547,211
4.224% 3/15/32	30,357,000	27,967,396
Sempra Energy 6% 10/15/39	1,481,000	1,584,665
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (b)(c)	14,096,000	11,703,909
		134,047,457

TOTAL UTILITIES		460,785,607

TOTAL NONCONVERTIBLE BONDS
(Cost $13,618,165,552)		12,572,696,182

U.S. Treasury Obligations - 30.6%
U.S. Treasury Bonds:
1.75% 8/15/41	$238,590,000	$177,264,914
1.875% 11/15/51	440,986,000	321,127,381
2% 11/15/41 (e)(f)	314,110,000	243,999,668
2% 8/15/51	1,196,710,000	899,028,388
2.25% 2/15/52	536,840,000	428,800,950
2.875% 5/15/49	264,876,000	240,892,305
2.875% 5/15/52	83,620,000	77,061,056
3% 2/15/47	647,997,000	587,753,529
3.25% 5/15/42(f)	180,010,000	172,190,816
3.375% 8/15/42	1,700,000	1,658,828
U.S. Treasury Notes:
0.25% 9/30/25	206,099,000	186,761,118
0.375% 12/31/25	914,223,000	825,193,395
0.75% 4/30/26	432,810,000	392,589,101
0.875% 9/30/26 (e)(f)(g)	418,050,000	377,665,718
1.125% 10/31/26	500,000,000	455,585,940
1.125% 8/31/28	300,720,000	264,480,891
1.25% 5/31/28	1,469,052,000	1,308,144,882
1.75% 1/31/29	159,088,000	144,645,793
1.875% 2/28/27	350,000,000	328,166,017
2.5% 3/31/27	413,000,000	397,673,826
2.625% 7/31/29 (f)	305,690,000	293,032,523
2.75% 7/31/27	250,000,000	243,300,780
2.75% 8/15/32 (h)	545,773,000	526,500,391
2.875% 5/15/32	783,535,000	763,701,770
3% 7/15/25	200,000,000	197,328,124
3.125% 8/31/27	100,000,000	99,109,375
3.125% 8/31/29	100,000,000	99,015,625
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,581,164,753)		10,052,673,104

U.S. Government Agency - Mortgage Securities - 20.2%
Fannie Mae - 5.8%
12 month U.S. LIBOR + 1.360% 1.931% 10/1/35 (b)(c)	25,956	26,307
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (b)(c)	46,865	47,179
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (b)(c)	49,700	50,244
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (b)(c)	25,656	26,119
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (b)(c)	2,862	2,889
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (b)(c)	30,201	30,950
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (b)(c)	48,958	49,487
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (b)(c)	65,098	65,816
12 month U.S. LIBOR + 1.620% 2.553% 5/1/35 (b)(c)	91,000	92,847
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (b)(c)	43,003	43,967
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (b)(c)	78,025	79,344
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (b)(c)	66,424	68,058
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (b)(c)	83,080	84,733
12 month U.S. LIBOR + 1.680% 2.704% 7/1/43 (b)(c)	61,900	63,118
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (b)(c)	385,732	393,935
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (b)(c)	7,333	7,503
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (b)(c)	97,037	98,703
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (b)(c)	75,403	77,226
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (b)(c)	50,247	50,943
12 month U.S. LIBOR + 1.750% 2.579% 8/1/41 (b)(c)	136,381	139,926
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (b)(c)	204,831	208,317
12 month U.S. LIBOR + 1.800% 2.498% 12/1/40 (b)(c)	2,836,998	2,904,056
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (b)(c)	237,643	243,277
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (b)(c)	75,361	76,584
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(c)	129,930	133,449
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (b)(c)	120,645	122,627
12 month U.S. LIBOR + 1.810% 4.008% 7/1/41 (b)(c)	281,041	288,627
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (b)(c)	9,091	9,221
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(c)	122,248	123,083
12 month U.S. LIBOR + 1.950% 2.809% 9/1/36 (b)(c)	46,042	46,740
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (b)(c)	51,176	52,636
6 month U.S. LIBOR + 1.470% 2.112% 10/1/33 (b)(c)	15,381	15,577
6 month U.S. LIBOR + 1.500% 2.736% 1/1/35 (b)(c)	146,427	148,883
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (b)(c)	7,143	7,306
6 month U.S. LIBOR + 1.530% 2.258% 12/1/34 (b)(c)	29,846	30,296
6 month U.S. LIBOR + 1.530% 2.44% 3/1/35 (b)(c)	43,189	43,883
6 month U.S. LIBOR + 1.550% 2.387% 10/1/33 (b)(c)	15,160	15,535
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (b)(c)	23,288	23,960
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (b)(c)	2,483	2,542
6 month U.S. LIBOR + 1.960% 2.434% 9/1/35 (b)(c)	19,675	20,220
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (b)(c)	34,758	35,565
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(c)	115,532	119,119
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (b)(c)	72,239	74,507
U.S. TREASURY 1 YEAR INDEX + 2.280% 3.307% 12/1/33 (b)(c)	324,739	332,702
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.75% 5/1/35 (b)(c)	21,437	22,077
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.147% 7/1/34 (b)(c)	123,552	127,271
1.5% 11/1/40 to 11/1/51	54,494,975	46,122,488
2% 10/1/35 to 3/1/52	593,771,578	516,399,198
2.5% 4/1/31 to 3/1/52	562,311,098	507,666,715
3% 4/1/29 to 5/1/52 (e)(f)(g)	402,241,838	378,396,524
3.4% 7/1/42 to 9/1/42	65,443	63,664
3.5% 5/1/36 to 3/1/52	189,930,148	183,541,219
3.65% 5/1/42 to 8/1/42	20,960	20,539
3.9% 4/1/42	5,773	5,766
4% 3/1/36 to 7/1/48	124,527,243	124,070,414
4.25% 11/1/41	11,499	11,580
4.5% to 4.5% 6/1/24 to 9/1/49	114,425,671	116,270,835
5% 11/1/22 to 7/1/52	27,984,075	28,593,671
5.258% 8/1/41 (b)	1,694,447	1,744,583
5.5% 12/1/23 to 9/1/24	1,833	1,841
6% to 6% 9/1/29 to 1/1/42	7,221,697	7,755,636
6.5% 7/1/23 to 5/1/38	5,020,873	5,377,559
6.645% 2/1/39 (b)	869,149	906,041
7% to 7% 4/1/23 to 7/1/37	914,183	978,895
7.5% to 7.5% 8/1/23 to 9/1/32	456,609	485,635
8% 3/1/37	25,968	29,316
8.5% 9/1/25	179	186
9% 10/1/30	6,137	6,764

TOTAL FANNIE MAE		1,925,176,423

Freddie Mac - 4.5%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (b)(c)	40,429	40,376
12 month U.S. LIBOR + 1.370% 1.634% 3/1/36 (b)(c)	224,239	225,289
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (b)(c)	109,795	110,454
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (b)(c)	1,384,941	1,401,837
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (b)(c)	473,616	483,021
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (b)(c)	323,312	330,899
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (b)(c)	68,771	70,125
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(c)	191,835	195,847
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (b)(c)	48,127	49,011
12 month U.S. LIBOR + 1.900% 3.058% 10/1/42 (b)(c)	183,351	187,620
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (b)(c)	382,016	389,201
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (b)(c)	395,530	404,342
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (b)(c)	498,974	510,777
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (b)(c)	127,098	130,431
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (b)(c)	16,839	17,163
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (b)(c)	59,272	59,956
12 month U.S. LIBOR + 2.030% 2.158% 3/1/33 (b)(c)	2,112	2,144
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (b)(c)	95,286	97,786
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (b)(c)	9,602	9,756
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (b)(c)	144,572	147,165
6 month U.S. LIBOR + 1.120% 2.029% 8/1/37 (b)(c)	65,595	65,614
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (b)(c)	3,111	3,194
6 month U.S. LIBOR + 1.650% 2.449% 4/1/35 (b)(c)	54,753	56,065
6 month U.S. LIBOR + 1.880% 2.534% 10/1/36 (b)(c)	192,273	196,070
6 month U.S. LIBOR + 1.990% 3% 10/1/35 (b)(c)	83,313	85,112
6 month U.S. LIBOR + 2.020% 3.414% 6/1/37 (b)(c)	65,777	67,909
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (b)(c)	27,861	28,933
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.86% 6/1/33 (b)(c)	127,645	130,056
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (b)(c)	3,026	3,093
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.227% 6/1/33 (b)(c)	256,601	261,684
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.981% 3/1/35 (b)(c)	509,538	524,269
1.5% 12/1/40 to 10/1/51	24,150,381	20,055,613
2% 8/1/35 to 2/1/52	440,250,076	381,355,673
2.5% 5/1/30 to 2/1/52	330,721,423	300,195,615
3% 6/1/31 to 4/1/52 (e)	244,615,300	229,334,876
3.5% 1/1/32 to 3/1/52 (f)	277,664,050	269,255,389
3.5% 8/1/47	6,845,848	6,619,604
4% 1/1/36 to 6/1/48	173,343,688	172,791,945
4% 4/1/48	51,473	50,899
4.5% 6/1/25 to 12/1/48	57,458,112	58,495,183
5% 7/1/33 to 7/1/41	16,066,895	16,661,878
6% 1/1/23 to 12/1/37	1,652,988	1,756,752
6.5% 1/1/24 to 9/1/39	2,247,523	2,438,806
7% 3/1/26 to 9/1/36	950,269	1,026,043
7.5% 1/1/27 to 7/1/34	74,583	80,843
8% 7/1/24 to 4/1/32	19,198	20,778
8.5% 12/1/22 to 1/1/28	17,275	18,327

TOTAL FREDDIE MAC		1,466,443,423

Ginnie Mae - 4.5%
3.5% 10/20/40 to 5/20/50	99,164,143	96,819,649
4% 7/20/33 to 5/20/49	127,764,366	127,291,241
4.5% 6/20/33 to 5/20/42	34,348,056	35,013,354
5.5% 6/15/33 to 9/15/39	1,336,423	1,407,611
6% to 6% 10/15/30 to 5/15/40	2,715,956	2,918,377
7% to 7% 11/15/22 to 3/15/33	1,452,682	1,546,619
7.5% to 7.5% 11/15/22 to 9/15/31	241,789	253,409
8% 11/15/22 to 11/15/29	45,692	47,733
8.5% to 8.5% 11/15/27 to 1/15/31	18,418	19,984
2% 10/20/50	10,386,938	9,251,239
2% 9/1/52 (i)	119,600,000	105,668,609
2% 9/1/52 (i)	29,500,000	26,063,746
2% 9/1/52 (i)	29,550,000	26,107,921
2% 9/1/52 (i)	31,600,000	27,919,131
2% 9/1/52 (i)	31,600,000	27,919,131
2% 9/1/52 (i)	57,900,000	51,155,623
2% 9/1/52 (i)	32,100,000	28,360,889
2% 9/1/52 (i)	25,500,000	22,529,678
2% 9/1/52 (i)	20,450,000	18,067,919
2% 9/1/52 (i)	6,050,000	5,345,277
2% 10/1/52 (i)	121,950,000	107,721,057
2% 10/1/52 (i)	60,850,000	53,750,113
2% 10/1/52 (i)	42,750,000	37,761,994
2.5% 7/20/51 to 12/20/51	60,358,963	55,303,473
2.5% 9/1/52 (i)	64,100,000	58,446,136
2.5% 9/1/52 (i)	5,850,000	5,334,008
2.5% 9/1/52 (i)	57,900,000	52,793,000
2.5% 9/1/52 (i)	28,950,000	26,396,500
2.5% 9/1/52 (i)	29,150,000	26,578,859
2.5% 9/1/52 (i)	27,550,000	25,119,985
2.5% 9/1/52 (i)	31,075,000	28,334,067
2.5% 10/1/52 (i)	117,900,000	107,468,526
3% 4/15/42 to 10/20/51 (e)(g)	161,988,882	153,168,054
3% 9/1/52 (i)	10,500,000	9,854,688
3% 9/1/52 (i)	14,200,000	13,327,292
3% 9/1/52 (i)	7,100,000	6,663,646
3% 9/1/52 (i)	10,675,000	10,018,933
3% 9/1/52 (i)	10,675,000	10,018,933
3% 9/1/52 (i)	12,300,000	11,544,063
3% 10/1/52 (i)	17,400,000	16,319,072
3% 10/1/52 (i)	10,450,000	9,800,822
3.5% 9/1/52 (i)	15,600,000	15,040,486
5% 12/15/32 to 4/20/48 (e)	17,931,316	18,612,431
6.5% 3/20/31 to 6/15/37	386,354	416,050

TOTAL GINNIE MAE		1,473,499,328

Uniform Mortgage Backed Securities - 5.4%
1.5% 9/1/37 (i)	13,700,000	12,305,665
1.5% 9/1/37 (i)	28,100,000	25,240,086
1.5% 9/1/37 (i)	25,700,000	23,084,349
1.5% 10/1/37 (i)	21,850,000	19,628,746
1.5% 10/1/37 (i)	16,450,000	14,777,706
1.5% 9/1/52 (i)	100,550,000	82,380,736
1.5% 9/1/52 (i)	27,900,000	22,858,503
1.5% 9/1/52 (i)	10,300,000	8,438,802
1.5% 9/1/52 (i)	23,800,000	19,499,369
2% 9/1/37 (i)	73,700,000	67,911,101
2% 9/1/37 (i)	31,100,000	28,657,195
2% 9/1/37 (i)	36,600,000	33,725,187
2% 9/1/37 (i)	15,550,000	14,328,597
2% 9/1/37 (i)	12,200,000	11,241,729
2% 9/1/37 (i)	12,200,000	11,241,729
2% 9/1/37 (i)	13,300,000	12,255,328
2% 10/1/37 (i)	34,750,000	32,015,067
2% 10/1/37 (i)	17,400,000	16,030,566
2% 10/1/37 (i)	17,450,000	16,076,631
2% 9/1/52 (i)	72,750,000	62,604,816
2% 9/1/52 (i)	73,925,000	63,615,959
2% 9/1/52 (i)	92,850,000	79,901,817
2% 9/1/52 (i)	60,700,000	52,235,221
2% 9/1/52 (i)	67,800,000	58,345,107
2% 9/1/52 (i)	41,550,000	35,755,740
2% 9/1/52 (i)	24,550,000	21,126,436
2% 9/1/52 (i)	13,225,000	11,380,738
2% 9/1/52 (i)	4,700,000	4,044,572
2% 9/1/52 (i)	11,800,000	10,154,458
2% 9/1/52 (i)	18,100,000	15,575,906
2% 9/1/52 (i)	13,800,000	11,875,553
2% 9/1/52 (i)	8,900,000	7,658,871
2% 9/1/52 (i)	9,000,000	7,744,926
2% 9/1/52 (i)	9,000,000	7,744,926
2% 10/1/52 (i)	90,200,000	77,600,224
2% 10/1/52 (i)	57,650,000	49,597,039
2% 10/1/52 (i)	86,550,000	74,460,081
2.5% 9/1/37 (i)	12,350,000	11,678,463
2.5% 9/1/37 (i)	8,250,000	7,801,402
2.5% 9/1/37 (i)	8,200,000	7,754,121
2.5% 9/1/52 (i)	72,950,000	65,153,483
2.5% 9/1/52 (i)	75,650,000	67,564,921
2.5% 9/1/52 (i)	31,600,000	28,222,756
2.5% 9/1/52 (i)	29,625,000	26,458,834
2.5% 9/1/52 (i)	13,400,000	11,967,878
3% 9/1/52 (i)	42,750,000	39,560,461
3% 9/1/52 (i)	16,100,000	14,898,793
3% 9/1/52 (i)	12,900,000	11,937,543
3.5% 9/1/52 (i)	38,250,000	36,463,006
3.5% 9/1/52 (i)	37,675,000	35,914,869
4% 9/1/52 (i)	59,950,000	58,502,741
4% 9/1/52 (i)	46,950,000	45,816,575
4.5% 9/1/52 (i)	27,300,000	27,131,515
4.5% 9/1/52 (i)	27,100,000	26,932,750
4.5% 9/1/52 (i)	23,500,000	23,354,967
4.5% 9/1/52 (i)	1,850,000	1,838,583
4.5% 9/1/52 (i)	2,000,000	1,987,657
4.5% 9/1/52 (i)	1,950,000	1,937,965
5% 9/1/52 (i)	32,500,000	32,794,548
5% 9/1/52 (i)	47,000,000	47,425,961
5.5% 9/1/52 (i)	5,800,000	5,931,083
5.5% 9/1/52 (i)	5,800,000	5,931,083
5.5% 9/1/52 (i)	11,550,000	11,811,036
5.5% 9/1/52 (i)	7,950,000	8,129,674

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,788,022,150

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,098,339,136)		6,653,141,324

Asset-Backed Securities - 7.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$14,249,384	$9,595,911
Series 2019-1 Class A, 3.844% 5/15/39 (a)	13,764,212	9,531,717
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	30,238,090	22,120,553
Class B, 4.458% 10/16/39 (a)(j)	5,909,968	2,836,903
Series 2021-1A Class A, 2.95% 11/16/41 (a)	30,123,504	25,128,506
Series 2021-2A Class A, 2.798% 1/15/47 (a)	56,927,249	47,485,859
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	12,158,344	12,072,558
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(b)(c)	8,704,000	8,550,696
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (a)(b)(c)	21,227,000	20,712,776
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/34 (a)(b)(c)	56,239,000	54,599,971
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (a)(b)(c)	28,071,000	27,521,707
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (a)(b)(c)	27,167,000	26,356,744
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/16/27	20,800,000	20,721,012
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	9,451,333	7,807,368
Class B, 4.335% 1/16/40 (a)	1,787,473	781,970
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (a)(b)(c)	31,563,000	31,035,961
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (a)(b)(c)	18,644,000	18,128,624
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (a)(b)(c)	34,311,000	33,546,379
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (a)(b)(c)	42,880,000	41,390,263
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (a)(b)(c)	37,984,000	36,990,149
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (a)(b)(c)	12,146,000	11,892,307
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (a)(b)(c)	21,905,000	21,395,665
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 3.803% 4/25/34 (a)(b)(c)	40,974,000	39,911,216
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (a)(b)(c)	36,000,000	35,434,152
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 3.1937% 2/25/35 (b)(c)	292,381	289,679
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (a)(b)(c)	33,084,000	32,259,381
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	34,246,708	30,266,007
Class AA, 2.487% 12/16/41 (a)(b)	3,693,101	3,448,710
Series 2021-1A Class A, 2.443% 7/15/46 (a)	44,498,742	37,684,565
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (a)(b)(c)	35,545,862	35,165,770
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	22,378,568	19,978,915
Class B, 5.095% 4/15/39 (a)	11,988,233	9,497,311
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	16,210,597	14,571,033
Series 2021-1A Class A, 3.474% 1/15/46 (a)	8,970,401	7,970,470
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (a)(b)(c)	26,444,000	25,969,991
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (a)(b)(c)	39,364,000	38,313,768
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (a)(b)(c)	19,756,000	19,181,278
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (a)(b)(c)	32,995,000	31,873,335
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (a)(b)(c)	32,158,000	31,203,872
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.7937% 10/25/37 (a)(b)(c)	99,020	98,697
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (a)(b)(c)	35,800,000	34,703,195
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (a)(b)(c)	47,700,000	46,311,548
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	30,294,510	28,440,728
Series 2019-1A Class A23, 4.352% 5/20/49 (a)	2,749,950	2,603,548
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (a)(b)(c)	22,130,000	21,384,662
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (a)(b)(c)	21,386,000	20,884,006
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (a)(b)(c)	25,810,000	25,409,635
Dryden Senior Loan Fund:
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 3.9103% 1/16/32 (b)(c)	346,000	341,192
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (a)(b)(c)	23,800,000	23,312,838
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (a)(b)(c)	29,140,000	28,439,795
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (a)(b)(c)	16,803,000	16,346,782
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(c)	14,552,000	14,275,366
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (a)(b)(c)	37,869,000	37,033,723
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (a)(b)(c)	7,800,000	7,638,392
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	13,620,500	13,183,337
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (a)(b)(c)	24,705,000	23,995,571
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (a)(b)(c)	32,500,000	31,739,273
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (a)(b)(c)	43,083,000	42,196,180
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	12,762,784	11,105,620
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	13,252,983	11,543,295
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (a)(b)(c)	22,628,000	21,944,680
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (a)(b)(c)	30,000,000	28,985,670
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	29,320,000	29,207,001
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (a)(b)(c)	16,500,000	16,198,001
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (a)(b)(c)	23,605,207	23,315,666
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (a)(b)(c)	38,620,000	37,792,373
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (a)(b)(c)	36,551,000	35,534,846
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (a)(b)(c)	24,703,000	24,045,307
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 3.959% 1/22/31 (a)(b)(c)	10,024,000	9,718,599
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (a)(b)(c)	7,927,000	7,745,440
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (a)(b)(c)	39,908,000	38,989,837
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 3.7299% 4/20/34 (a)(b)(c)	31,864,000	31,154,357
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (a)(b)(c)	26,894,000	26,237,356
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (a)(b)(c)	33,150,000	32,545,245
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (a)(b)(c)	37,538,000	36,943,736
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.6887% 1/25/36 (b)(c)	431,347	428,412
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (a)(b)(c)	13,185,000	12,899,347
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	27,651,000	23,582,681
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	26,463,675	23,813,735
Class A2II, 4.008% 12/5/51 (a)	23,647,733	19,627,192
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	24,889,428	21,253,304
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (a)(b)(c)	46,460,000	45,451,028
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (a)(b)(c)	42,692,000	41,344,427
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	26,378,304	22,869,966
Class B, 4.335% 3/15/40 (a)	2,922,293	1,897,017
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	34,963,000	33,424,037
1.884% 7/15/50 (a)	12,544,000	11,303,688
2.328% 7/15/52 (a)	9,591,000	8,365,080
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (a)(b)(c)	44,162,000	42,470,198
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (a)(b)(c)	4,219,000	4,132,038
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 3.7176% 4/19/34 (a)(b)(c)	41,341,000	40,174,936
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (a)(b)(c)	36,991,000	36,006,780
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (b)(c)	88,334	88,592
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	29,408,287	25,818,873
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	40,260,091	34,530,517
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6794% 3/25/58 (a)(b)	133,962	129,135
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8817% 4/6/42 (a)(b)(c)	2,720,000	2,027,910
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	806,117	799,382
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (a)(b)(c)	35,926,000	35,292,589
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (a)(b)(c)	22,263,000	21,687,346
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (a)(b)(c)	44,263,000	43,040,589
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (a)(b)(c)	22,574,000	21,947,662
TOTAL ASSET-BACKED SECURITIES
(Cost $2,454,286,791)		2,318,975,010

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 0.5%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	16,032,788	15,378,362
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	16,870,276	16,503,334
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	20,795,294	19,851,244
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	10,766,638	10,609,005
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	33,944	33,339
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.819% 5/27/37 (a)(b)(c)	75,882	74,385
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(j)	316,680	32
Class AA1, 1 month U.S. LIBOR + 0.280% 2.819% 5/27/37 (a)(b)(c)	330,893	313,934
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	8,115,989	7,890,906
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	13,999,213	13,455,285
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	17,438,732	16,257,068
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	13,958,871	13,805,954
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	11,549,813	10,630,580
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	19,330,056	18,470,002
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	10,397,631	9,899,366
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (b)(c)	4,785	4,388
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0837% 9/25/43 (b)(c)	116,077	110,804
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (a)	20,202,855	19,095,972
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.0735% 9/25/33 (b)	11,875	11,532

TOTAL PRIVATE SPONSOR		172,395,492

U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2437% 2/25/32 (b)(c)	18,577	18,842
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.377% 3/18/32 (b)(c)	35,016	35,672
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4437% 4/25/32 (b)(c)	40,706	41,540
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4437% 10/25/32 (b)(c)	50,279	51,260
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1937% 1/25/32 (b)(c)	18,362	18,591
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6563% 12/25/33 (b)(k)(l)	694,200	119,334
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2363% 11/25/36 (b)(k)(l)	488,444	55,843
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	223	223
Series 1993-207 Class H, 6.5% 11/25/23	55,737	56,008
Series 1996-28 Class PK, 6.5% 7/25/25	22,963	23,107
Series 1999-17 Class PG, 6% 4/25/29	218,697	225,319
Series 1999-32 Class PL, 6% 7/25/29	252,977	261,200
Series 1999-33 Class PK, 6% 7/25/29	187,433	193,442
Series 2001-52 Class YZ, 6.5% 10/25/31	28,590	29,334
Series 2003-28 Class KG, 5.5% 4/25/23	13,491	13,521
Series 2005-102 Class CO 11/25/35 (m)	123,762	106,681
Series 2005-39 Class TE, 5% 5/25/35	26,724	27,563
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.1964% 8/25/35 (b)(l)	30,201	32,622
Series 2005-81 Class PC, 5.5% 9/25/35	349,718	364,615
Series 2006-12 Class BO 10/25/35 (m)	565,095	490,891
Series 2006-15 Class OP 3/25/36 (m)	656,386	564,876
Series 2006-37 Class OW 5/25/36 (m)	65,811	52,998
Series 2006-45 Class OP 6/25/36 (m)	207,374	167,782
Series 2006-62 Class KP 4/25/36 (m)	338,037	281,886
Series 2012-149:
Class DA, 1.75% 1/25/43	2,698,078	2,506,159
Class GA, 1.75% 6/25/42	2,903,207	2,691,109
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	44,586	46,406
Series 1999-25 Class Z, 6% 6/25/29	196,650	201,303
Series 2001-20 Class Z, 6% 5/25/31	252,157	260,981
Series 2001-31 Class ZC, 6.5% 7/25/31	130,727	135,222
Series 2002-16 Class ZD, 6.5% 4/25/32	88,245	90,446
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1063% 11/25/32 (b)(k)(l)	251,219	14,077
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	334,754	13,175
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1963% 12/25/36 (b)(k)(l)	331,084	51,238
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9963% 5/25/37 (b)(k)(l)	172,125	24,841
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.8877% 9/25/23 (b)(l)	2,690	2,727
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6563% 3/25/33 (b)(k)(l)	45,217	6,536
Series 2005-72 Class ZC, 5.5% 8/25/35	2,670,874	2,775,519
Series 2005-79 Class ZC, 5.9% 9/25/35	1,095,780	1,143,074
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.9577% 6/25/37 (b)(l)	167,958	241,402
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (b)(l)	227,617	338,644
Class SB, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (b)(l)	75,817	97,112
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9063% 3/25/38 (b)(k)(l)	1,150,871	140,216
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6063% 12/25/40 (b)(k)(l)	1,183,835	117,963
Class ZA, 4.5% 12/25/40	1,443,053	1,518,127
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	384,777	12,370
Series 2010-150 Class ZC, 4.75% 1/25/41	3,536,862	3,656,698
Series 2010-95 Class ZC, 5% 9/25/40	8,184,653	8,543,491
Series 2011-39 Class ZA, 6% 11/25/32	805,448	842,153
Series 2011-4 Class PZ, 5% 2/25/41	1,077,271	1,088,396
Series 2011-67 Class AI, 4% 7/25/26 (k)	116,452	3,701
Series 2011-83 Class DI, 6% 9/25/26 (k)	2,980	24
Series 2012-100 Class WI, 3% 9/25/27 (k)	1,863,730	101,552
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2063% 12/25/30 (b)(k)(l)	285,173	4,394
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1063% 6/25/41 (b)(k)(l)	205,157	3,847
Series 2013-133 Class IB, 3% 4/25/32 (k)	704,638	25,014
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6063% 1/25/44 (b)(k)(l)	523,262	62,664
Series 2013-51 Class GI, 3% 10/25/32 (k)	2,082,342	137,655
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2763% 6/25/35 (b)(k)(l)	977,949	99,387
Series 2015-42 Class IL, 6% 6/25/45 (k)	3,411,462	623,631
Series 2015-70 Class JC, 3% 10/25/45	4,814,797	4,655,377
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	1,963,920	367,951
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	172,625	29,578
Series 343 Class 16, 5.5% 5/25/34 (k)	157,903	27,046
Series 348 Class 14, 6.5% 8/25/34 (b)(k)	116,215	23,932
Series 351:
Class 12, 5.5% 4/25/34 (b)(k)	72,158	12,774
Class 13, 6% 3/25/34 (k)	107,680	20,630
Series 359 Class 19, 6% 7/25/35 (b)(k)	62,090	12,124
Series 384 Class 6, 5% 7/25/37 (k)	685,332	120,635
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.191% 1/15/32 (b)(c)	13,843	14,048
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (b)(c)	21,455	21,831
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.391% 3/15/32 (b)(c)	20,057	20,442
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.291% 6/15/31 (b)(c)	37,218	37,797
Class FG, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (b)(c)	12,007	12,212
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.641% 5/15/37 (b)(c)	839,498	834,649
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	276,763	286,118
Series 2101 Class PD, 6% 11/15/28	21,505	22,235
Series 2104 Class PG, 6% 12/15/28	5,469	5,654
Series 2121 Class MG, 6% 2/15/29	112,543	116,324
Series 2131 Class BG, 6% 3/15/29	762,815	789,290
Series 2137 Class PG, 6% 3/15/29	117,201	121,221
Series 2154 Class PT, 6% 5/15/29	217,574	225,103
Series 2162 Class PH, 6% 6/15/29	43,797	45,190
Series 2520 Class BE, 6% 11/15/32	355,681	373,301
Series 2693 Class MD, 5.5% 10/15/33	922,080	925,864
Series 2802 Class OB, 6% 5/15/34	318,541	330,140
Series 3002 Class NE, 5% 7/15/35	799,444	816,483
Series 3110 Class OP 9/15/35 (m)	249,291	228,631
Series 3119 Class PO 2/15/36 (m)	803,670	658,974
Series 3121 Class KO 3/15/36 (m)	122,818	102,456
Series 3123 Class LO 3/15/36 (m)	451,906	373,457
Series 3145 Class GO 4/15/36 (m)	482,772	401,173
Series 3189 Class PD, 6% 7/15/36	684,980	724,392
Series 3225 Class EO 10/15/36 (m)	242,288	196,428
Series 3258 Class PM, 5.5% 12/15/36	302,269	315,475
Series 3415 Class PC, 5% 12/15/37	323,217	328,114
Series 3806 Class UP, 4.5% 2/15/41	1,484,773	1,477,470
Series 3832 Class PE, 5% 3/15/41	3,161,544	3,231,149
Series 4135 Class AB, 1.75% 6/15/42	2,179,873	2,033,433
Series 4765 Class PE, 3% 12/15/41	57,392	57,318
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,517	2,602
Series 2135 Class JE, 6% 3/15/29	60,233	62,312
Series 2274 Class ZM, 6.5% 1/15/31	79,523	82,214
Series 2281 Class ZB, 6% 3/15/30	148,813	153,658
Series 2303 Class ZV, 6% 4/15/31	76,307	79,068
Series 2357 Class ZB, 6.5% 9/15/31	596,066	624,821
Series 2502 Class ZC, 6% 9/15/32	151,495	158,908
Series 2519 Class ZD, 5.5% 11/15/32	207,511	215,806
Series 2546 Class MJ, 5.5% 3/15/23	9,619	9,653
Series 2601 Class TB, 5.5% 4/15/23	4,366	4,382
Series 2998 Class LY, 5.5% 7/15/25	81,402	83,238
Series 3871 Class KB, 5.5% 6/15/41	2,904,843	3,069,345
Series 4423 Class NJ, 3% 9/15/41	3,209,651	3,203,642
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.209% 2/15/36 (b)(k)(l)	230,080	25,387
Series 1658 Class GZ, 7% 1/15/24	3,280	3,344
Series 2013-4281 Class AI, 4% 12/15/28 (k)	891,061	22,777
Series 2017-4683 Class LM, 3% 5/15/47	4,976,863	4,804,961
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 5.809% 11/15/31 (b)(k)(l)	26,511	1,462
Series 2587 Class IM, 6.5% 3/15/33 (k)	5,570	1,037
Series 2933 Class ZM, 5.75% 2/15/35	2,482,224	2,632,851
Series 2935 Class ZK, 5.5% 2/15/35	3,098,170	3,246,433
Series 2947 Class XZ, 6% 3/15/35	1,395,212	1,470,351
Series 2996 Class ZD, 5.5% 6/15/35	1,703,418	1,780,917
Series 3237 Class C, 5.5% 11/15/36	2,354,991	2,424,640
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.269% 11/15/36 (b)(k)(l)	1,040,928	140,309
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.359% 3/15/37 (b)(k)(l)	1,564,679	242,743
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.369% 4/15/37 (b)(k)(l)	2,235,266	308,346
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.189% 6/15/37 (b)(k)(l)	725,997	89,513
Series 3949 Class MK, 4.5% 10/15/34	569,347	574,825
Series 4055 Class BI, 3.5% 5/15/31 (k)	750,918	26,287
Series 4149 Class IO, 3% 1/15/33 (k)	1,108,321	95,658
Series 4314 Class AI, 5% 3/15/34 (k)	246,458	9,737
Series 4427 Class LI, 3.5% 2/15/34 (k)	2,006,076	152,257
Series 4471 Class PA 4% 12/15/40	2,776,359	2,755,139
target amortization class Series 2156 Class TC, 6.25% 5/15/29	105,977	109,100
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8991% 2/15/24 (b)(c)	14,989	15,021
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	6,688	6,906
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	84,262	86,877
Series 2056 Class Z, 6% 5/15/28	207,171	213,995
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	6,160,848	6,184,084
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	7,784,550	7,650,141
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3031% 6/16/37 (b)(k)(l)	431,224	55,258
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8497% 3/20/60 (b)(c)(n)	5,263,785	5,239,826
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 7/20/60 (b)(c)(n)	802,105	794,217
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0976% 9/20/60 (b)(c)(n)	992,114	982,401
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0976% 8/20/60 (b)(c)(n)	826,581	818,725
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.1776% 12/20/60 (b)(c)(n)	2,108,400	2,090,570
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 12/20/60 (b)(c)(n)	2,052,852	2,041,078
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 2/20/61 (b)(c)(n)	2,013,694	2,001,974
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2876% 2/20/61 (b)(c)(n)	3,130,779	3,112,989
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 4/20/61 (b)(c)(n)	1,893,009	1,881,504
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (b)(c)(n)	3,388,851	3,369,311
Class FC, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (b)(c)(n)	2,208,015	2,194,639
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3276% 6/20/61 (b)(c)(n)	2,599,389	2,585,716
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.3476% 9/20/61 (b)(c)(n)	515,486	512,802
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 10/20/61 (b)(c)(n)	2,995,334	2,982,645
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.7681% 8/20/42 (b)(c)	232,187	231,870
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 11/20/61 (b)(c)(n)	2,845,382	2,837,339
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 1/20/62 (b)(c)(n)	1,733,724	1,729,013
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 1/20/62 (b)(c)(n)	2,550,061	2,539,904
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 3/20/62 (b)(c)(n)	1,508,677	1,502,996
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (b)(c)(n)	32,040	31,917
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.3176% 10/20/62 (b)(c)(n)	365,453	363,429
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.1576% 3/20/63 (b)(c)(n)	482,750	478,551
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 1/20/64 (b)(c)(n)	1,859,051	1,851,665
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3976% 12/20/63 (b)(c)(n)	8,224,311	8,195,566
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2976% 6/20/64 (b)(c)(n)	2,111,929	2,099,674
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0976% 3/20/65 (b)(c)(n)	25,308	25,141
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0776% 5/20/63 (b)(c)(n)	49,128	48,438
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9976% 4/20/63 (b)(c)(n)	48,274	47,668
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1976% 12/20/62 (b)(c)(n)	7,645	7,551
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 2.7681% 1/20/49 (b)(c)	6,322,756	6,339,825
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 2.8681% 10/20/49 (b)(c)	2,199,879	2,200,610
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.8181% 2/20/49 (b)(c)	4,670,934	4,701,536
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2637% 12/20/40 (b)(l)	3,129,053	2,849,603
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	166,890	11,449
Series 2016-69 Class WA, 3% 2/20/46	5,287,082	5,060,200
Series 2017-134 Class BA, 2.5% 11/20/46	3,237,798	3,082,053
Series 2017-153 Class GA, 3% 9/20/47	6,012,351	5,677,594
Series 2017-182 Class KA, 3% 10/20/47	4,613,963	4,364,228
Series 2018-13 Class Q, 3% 4/20/47	5,894,825	5,646,438
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,217,437	1,226,368
Series 2010-160 Class DY, 4% 12/20/40	6,180,077	6,037,838
Series 2010-170 Class B, 4% 12/20/40	1,380,019	1,348,848
Series 2017-139 Class BA, 3% 9/20/47	10,683,124	10,216,383
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1131% 5/16/34 (b)(k)(l)	265,118	25,826
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8131% 8/17/34 (b)(k)(l)	244,466	33,893
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.8788% 6/16/37 (b)(l)	11,857	15,118
Series 2010-116 Class QB, 4% 9/16/40	1,469,211	1,459,000
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5631% 2/16/40 (b)(k)(l)	1,575,100	125,533
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 5/20/60 (b)(c)(n)	2,510,001	2,487,284
Series 2011-52 Class HI, 7% 4/16/41 (k)	65,543	10,966
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7319% 7/20/41 (b)(k)(l)	597,636	64,029
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3131% 6/16/42 (b)(k)(l)	952,046	112,965
Series 2013-149 Class MA, 2.5% 5/20/40	5,261,624	5,100,998
Series 2014-2 Class BA, 3% 1/20/44	11,026,522	10,435,519
Series 2014-21 Class HA, 3% 2/20/44	4,005,662	3,802,869
Series 2014-25 Class HC, 3% 2/20/44	7,000,719	6,616,048
Series 2014-5 Class A, 3% 1/20/44	5,979,606	5,661,199
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	75,968	72,616
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.35% 5/20/66 (b)(c)(n)	1,090,466	1,085,955
Series 2017-186 Class HK, 3% 11/16/45	667,539	634,807
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (b)(c)(n)	12,726,668	12,644,847
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2318% 5/20/65 (b)(n)	756,472	750,213

TOTAL U.S. GOVERNMENT AGENCY		256,632,605

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $447,418,322)		429,028,097

Commercial Mortgage Securities - 5.5%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (a)(b)(c)	23,840,000	23,262,400
Class B, CME Term SOFR 1 Month Index + 1.550% 3.858% 1/15/39 (a)(b)(c)	4,503,000	4,370,017
Class C, CME Term SOFR 1 Month Index + 2.150% 4.458% 1/15/39 (a)(b)(c)	3,215,000	3,100,173
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,600,000	36,020,335
Class ANM, 3.112% 11/5/32 (a)	22,568,000	21,023,148
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	5,065,000	4,542,810
Class CNM, 3.8425% 11/5/32 (a)(b)	2,095,000	1,785,762
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	930,622
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	24,397,136
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	11,605,992
Series 2021-BN35 Class A5, 2.285% 6/15/64	3,800,000	3,213,393
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (b)	5,700,000	5,751,919
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (b)(k)	27,800,000	730,401
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0437% 11/25/35 (a)(b)(c)	16,330	14,946
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 3.0287% 1/25/36 (a)(b)(c)	40,747	37,208
Class M1, 1 month U.S. LIBOR + 0.670% 3.1187% 1/25/36 (a)(b)(c)	13,144	11,923
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 2.8487% 12/25/36 (a)(b)(c)	85,626	78,690
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.7137% 3/25/37 (a)(b)(c)	22,134	20,293
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.7137% 7/25/37 (a)(b)(c)	66,733	59,109
Class A2, 1 month U.S. LIBOR + 0.320% 2.7637% 7/25/37 (a)(b)(c)	62,552	57,364
Class M1, 1 month U.S. LIBOR + 0.370% 2.8137% 7/25/37 (a)(b)(c)	21,348	19,973
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.7337% 7/25/37 (a)(b)(c)	22,890	20,655
Class M1, 1 month U.S. LIBOR + 0.310% 2.7537% 7/25/37 (a)(b)(c)	12,144	11,578
Class M2, 1 month U.S. LIBOR + 0.340% 2.7837% 7/25/37 (a)(b)(c)	13,003	12,321
Class M3, 1 month U.S. LIBOR + 0.370% 2.8137% 7/25/37 (a)(b)(c)	20,848	18,456
Class M4, 1 month U.S. LIBOR + 0.500% 2.9437% 7/25/37 (a)(b)(c)	32,884	29,033
Class M5, 1 month U.S. LIBOR + 0.600% 3.0437% 7/25/37 (a)(b)(c)	14,740	17,858
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	3,921,413
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	6,372,281
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	22,743,116
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	49,026,078
Series 2019-B14 Class XA, 0.9053% 12/15/62 (b)(k)	148,346,467	5,143,172
Series 2020-B17 Class XA, 1.5391% 3/15/53 (b)(k)	134,939,053	8,907,691
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (a)(b)(c)	18,140,000	17,946,161
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (a)(b)(c)	82,074,000	80,842,750
Class B, CME Term SOFR 1 Month Index + 2.440% 4.7544% 4/15/37 (a)(b)(c)	21,804,000	21,394,798
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (a)(b)(c)	43,844,000	42,242,168
Class B, 1 month U.S. LIBOR + 0.890% 3.2908% 10/15/36 (a)(b)(c)	6,559,000	6,200,221
Class C, 1 month U.S. LIBOR + 1.090% 3.4906% 10/15/36 (a)(b)(c)	8,779,000	8,261,102
Class D, 1 month U.S. LIBOR + 1.290% 3.6903% 10/15/36 (a)(b)(c)	8,523,000	7,936,624
Class E, 1 month U.S. LIBOR + 1.940% 4.3395% 10/15/36 (a)(b)(c)	29,632,000	27,863,186
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (a)(b)(c)	54,431,727	52,622,166
Class B, CME Term SOFR 1 Month Index + 1.310% 3.6093% 2/15/39 (a)(b)(c)	16,400,769	15,621,721
Class C, CME Term SOFR 1 Month Index + 1.560% 3.8587% 2/15/39 (a)(b)(c)	16,400,769	15,479,038
Class D, CME Term SOFR 1 Month Index + 1.960% 4.2578% 2/15/39 (a)(b)(c)	16,400,769	15,436,373
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 3.267% 11/15/32 (a)(b)(c)	1,688,087	1,658,547
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 5.017% 9/15/37 (a)(b)(c)	8,036,000	7,038,153
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.691% 4/15/34 (a)(b)(c)	16,075,000	15,432,008
Class C, 1 month U.S. LIBOR + 1.600% 3.991% 4/15/34 (a)(b)(c)	10,627,000	10,201,919
Class D, 1 month U.S. LIBOR + 1.900% 4.291% 4/15/34 (a)(b)(c)	11,156,000	10,626,097
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.471% 10/15/36 (a)(b)(c)	15,196,300	14,930,377
Class C, 1 month U.S. LIBOR + 1.250% 3.641% 10/15/36 (a)(b)(c)	19,103,750	18,721,677
Class D, 1 month U.S. LIBOR + 1.450% 3.841% 10/15/36 (a)(b)(c)	27,059,750	26,450,881
Class E, 1 month U.S. LIBOR + 1.800% 4.191% 10/15/36 (a)(b)(c)	38,021,350	36,975,786
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 3.7877% 4/15/37 (a)(b)(c)	44,210,000	43,446,577
Class B, CME Term SOFR 1 Month Index + 1.940% 4.2367% 4/15/37 (a)(b)(c)	22,536,000	21,843,133
Class C, CME Term SOFR 1 Month Index + 2.290% 4.5867% 4/15/37 (a)(b)(c)	5,085,000	4,931,714
Class D, CME Term SOFR 1 Month Index + 2.830% 5.1357% 4/15/37 (a)(b)(c)	4,258,000	4,100,722
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (a)(b)(c)	32,462,000	31,689,421
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(b)(c)	7,199,219	7,113,544
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,953,154	2,863,135
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	53,422,987	47,207,025
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (a)(b)(c)	16,796,000	16,460,092
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 11/15/36 (a)(b)(c)	9,400,000	9,188,503
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (a)(b)(c)	43,485,635	42,731,672
Class B, 1 month U.S. LIBOR + 1.500% 3.891% 6/15/34 (a)(b)(c)	8,518,674	8,264,817
Class C, 1 month U.S. LIBOR + 1.750% 4.141% 6/15/34 (a)(b)(c)	9,623,333	9,246,023
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 4.692% 8/15/36 (a)(b)(c)	1,847,662	1,755,160
Class D, 1 month U.S. LIBOR + 3.050% 5.442% 8/15/36 (a)(b)(c)	6,155,250	5,795,330
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0285% 9/10/58 (b)(k)	2,668,254	57,279
Series 2016-P6 Class XA, 0.703% 12/10/49 (b)(k)	2,111,496	40,938
Series 2019-GC41 Class XA, 1.1824% 8/10/56 (b)(k)	14,784,309	739,822
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	50,000	49,394
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	6,661,540
Series 2014-CR20 Class XA, 1.1301% 11/10/47 (b)(k)	603,373	9,269
Series 2014-LC17 Class XA, 0.8174% 10/10/47 (b)(k)	1,792,648	19,683
Series 2014-UBS6 Class XA, 0.9997% 12/10/47 (b)(k)	1,524,764	22,743
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.371% 5/15/36 (a)(b)(c)	3,742,000	3,699,398
Class B, 1 month U.S. LIBOR + 1.230% 3.621% 5/15/36 (a)(b)(c)	21,874,000	21,497,780
Class C, 1 month U.S. LIBOR + 1.430% 3.821% 5/15/36 (a)(b)(c)	4,157,000	4,078,848
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	9,984,105	9,284,791
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	19,432,000	18,750,730
Class B, 4.5349% 4/15/36 (a)	6,067,000	5,804,348
Class C, 4.9414% 4/15/36 (a)(b)	4,009,000	3,816,507
Class D, 4.9414% 4/15/36 (a)(b)	8,018,000	7,480,913
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (a)(b)(c)	59,815,000	57,689,486
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (a)(b)(c)	21,414,206	20,980,768
Class B, 1 month U.S. LIBOR + 1.380% 3.772% 7/15/38 (a)(b)(c)	12,195,940	11,860,566
Class C, 1 month U.S. LIBOR + 1.700% 4.092% 7/15/38 (a)(b)(c)	8,991,661	8,721,906
Class D, 1 month U.S. LIBOR + 2.250% 4.642% 7/15/38 (a)(b)(c)	18,020,095	17,445,229
Freddie Mac:
sequential payer:
Series 2022-K144 Class A2, 2.45% 4/25/32	15,600,000	13,934,134
Series 2022-K145 Class A2, 2.58% 6/25/55	7,400,000	6,682,827
Series 2022-K146 Class A2, 2.92% 6/25/32	13,500,000	12,557,697
Series 2022-K147 Class A2, 3% 6/25/32	1,460,000	1,367,378
Series 2022-K150 Class A2, 3.71% 11/25/32	11,000,000	10,886,522
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.091% 9/15/31 (a)(b)(c)	7,457,698	7,489,785
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (a)(b)(c)	26,417,000	25,141,532
Class B, 1 month U.S. LIBOR + 1.150% 3.541% 10/15/36 (a)(b)(c)	4,084,000	3,847,772
Class C, 1 month U.S. LIBOR + 1.550% 3.941% 10/15/36 (a)(b)(c)	3,365,000	3,165,713
Series 2014-GC20 Class XA, 1.1797% 4/10/47 (b)(k)	506,137	5,894
Series 2015-GC34 Class XA, 1.3729% 10/10/48 (b)(k)	1,324,955	39,425
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 4.7386% 8/15/37 (a)(b)(c)	33,080,000	32,894,749
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,661,233
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	7,596,754
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	11,968,000	11,816,247
Class CFX, 4.9498% 7/5/33 (a)	4,047,000	3,975,573
Class DFX, 5.3503% 7/5/33 (a)	6,993,000	6,860,764
Class EFX, 5.5422% 7/5/33 (a)	8,515,000	8,249,416
Class XAFX, 1.2948% 7/5/33 (a)(b)(k)	1,280,000	8,507
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (a)(b)(c)	54,000,000	52,984,730
Class B, CME Term SOFR 1 Month Index + 1.790% 4.1013% 5/15/39 (a)(b)(c)	37,495,000	36,686,604
Class C, CME Term SOFR 1 Month Index + 2.090% 4.4005% 5/15/39 (a)(b)(c)	21,010,000	20,379,633
Class D, CME Term SOFR 1 Month Index + 2.540% 4.8493% 5/15/39 (a)(b)(c)	18,672,000	17,971,783
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(b)(c)	39,307,010	38,051,175
Class B, 1 month U.S. LIBOR + 0.880% 3.271% 3/15/38 (a)(b)(c)	9,484,679	9,134,686
Class C, 1 month U.S. LIBOR + 1.100% 3.491% 3/15/38 (a)(b)(c)	5,967,612	5,743,829
Class D, 1 month U.S. LIBOR + 1.400% 3.791% 3/15/38 (a)(b)(c)	8,301,183	7,948,934
Class E, 1 month U.S. LIBOR + 1.750% 4.141% 3/15/38 (a)(b)(c)	7,252,354	6,872,195
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1955% 10/15/48 (b)(k)	1,546,025	35,255
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.241% 8/15/33 (a)(b)(c)	303,344	300,173
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 3.341% 12/15/36 (a)(b)(c)	34,300,000	33,337,967
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	49,092,000	45,983,274
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	10,988,331
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	7,093,000	6,535,474
Class C, 3.283% 11/10/36 (a)(b)	6,805,000	6,140,925
Series 2021-L6 Class XA, 1.3474% 6/15/54 (b)(k)	43,513,305	2,967,786
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 4.1681% 12/15/37 (a)(b)(c)	11,673,000	11,482,967
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 3.5764% 12/15/37 (a)(b)(c)	2,434,781	2,434,781
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.3074% 2/15/39 (a)(b)(c)	10,413,000	9,968,348
Class C, CME Term SOFR 1 Month Index + 2.650% 4.9574% 2/15/39 (a)(b)(c)	5,415,000	5,178,722
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (a)(b)(c)	40,616,000	39,140,234
Class B, 1 month U.S. LIBOR + 1.070% 3.4708% 11/15/38 (a)(b)(c)	23,262,000	22,215,184
Class C, 1 month U.S. LIBOR + 1.320% 3.72% 11/15/38 (a)(b)(c)	14,448,000	13,761,711
Class D, 1 month U.S. LIBOR + 1.570% 3.9692% 11/15/38 (a)(b)(c)	9,495,000	8,996,511
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1575% 12/15/50 (b)(k)	2,105,374	78,317
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (a)(b)(c)	162,924	162,613
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	30,230,000	24,702,109
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	1,800,000	1,451,905
Class X, 0.5162% 10/10/42 (a)(b)(k)	57,900,000	1,649,484
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (a)(b)(c)	25,318,000	24,131,242
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	19,356,091
Series 2015-C31 Class XA, 1.1096% 11/15/48 (b)(k)	1,323,852	32,004
Series 2017-C42 Class XA, 1.0144% 12/15/50 (b)(k)	2,533,608	93,029
Series 2018-C46 Class XA, 1.1007% 8/15/51 (b)(k)	14,676,840	467,178
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	12,728,382
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9882% 11/15/47 (b)(k)	984,019	14,011
Series 2014-LC14 Class XA, 1.4192% 3/15/47 (b)(k)	911,384	11,290
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,897,937,027)		1,805,788,614

Municipal Securities - 0.8%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$5,850,390
Series 2010, 7.625% 3/1/40	9,470,000	12,537,198
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	12,265,000	13,576,830
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,504,545	6,535,166
5.1% 6/1/33	105,490,000	104,985,399
Series 2010-1, 6.63% 2/1/35	22,660,000	24,003,287
Series 2010-3:
6.725% 4/1/35	33,175,000	35,309,878
7.35% 7/1/35	14,392,857	15,794,923
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	46,931,736
TOTAL MUNICIPAL SECURITIES
(Cost $267,731,340)		265,524,807

Foreign Government and Government Agency Obligations - 0.2%
Emirate of Abu Dhabi 3.875% 4/16/50 (a)	$21,930,000	$19,768,524
Kingdom of Saudi Arabia:
3.25% 10/22/30 (a)	14,315,000	13,778,188
4.5% 4/22/60 (a)	9,380,000	8,723,400
State of Qatar 4.4% 4/16/50 (a)	38,725,000	37,611,656
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $85,610,429)		79,881,768

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $30,883,717)	30,900,000	30,569,679

Bank Notes - 0.3%
Discover Bank:
3.35% 2/6/23	$15,572,000	$15,532,382
4.682% 8/9/28 (b)	15,090,000	14,599,098
KeyBank NA 6.95% 2/1/28	3,200,000	3,437,512
Regions Bank 6.45% 6/26/37	42,478,000	47,268,138
TOTAL BANK NOTES
(Cost $74,362,904)		80,837,130

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65% (b)(o)	$6,962,000	$6,260,864
Barclays Bank PLC 7.625% 11/21/22	643,000	659,994
TOTAL PREFERRED SECURITIES
(Cost $7,781,221)		6,920,858
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund 2.33% (p)	1,235,790,406	1,236,037,565
Fidelity Securities Lending Cash Central Fund 2.34% (p)(q)	513,247,835	513,299,160
TOTAL MONEY MARKET FUNDS
(Cost $1,749,330,511)		1,749,336,725
TOTAL INVESTMENT IN SECURITIES - 109.6%
(Cost $39,313,011,703)		36,045,373,298
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(3,169,901,739)
NET ASSETS - 100%		$32,875,471,559

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/52	$(11,800,000)	$(10,425,498)
2% 9/1/52	(23,800,000)	(21,027,700)
2% 9/1/52	(18,200,000)	(16,080,006)
2% 9/1/52	(121,950,000)	(107,744,874)
2% 9/1/52	(60,850,000)	(53,761,997)
2% 9/1/52	(42,750,000)	(37,770,343)
2.5% 9/1/52	(117,900,000)	(107,500,772)
3% 9/1/52	(17,400,000)	(16,330,626)
3% 9/1/52	(10,450,000)	(9,807,761)

TOTAL GINNIE MAE		(380,449,577)

Uniform Mortgage Backed Securities
1.5% 9/1/37	(21,850,000)	(19,626,188)
1.5% 9/1/37	(16,450,000)	(14,775,780)
2% 9/1/37	(34,750,000)	(32,020,499)
2% 9/1/37	(17,400,000)	(16,033,286)
2% 9/1/37	(17,450,000)	(16,079,358)
2% 9/1/52	(18,100,000)	(15,575,906)
2% 9/1/52	(8,300,000)	(7,142,543)
2% 9/1/52	(8,150,000)	(7,013,461)
2% 9/1/52	(9,250,000)	(7,960,063)
2% 9/1/52	(11,800,000)	(10,154,458)
2% 9/1/52	(8,600,000)	(7,400,707)
2% 9/1/52	(19,300,000)	(16,608,563)
2% 9/1/52	(18,800,000)	(16,178,289)
2% 9/1/52	(35,700,000)	(30,721,539)
2% 9/1/52	(90,200,000)	(77,621,366)
2% 9/1/52	(57,650,000)	(49,610,552)
2% 9/1/52	(86,550,000)	(74,480,369)
2.5% 9/1/37	(18,850,000)	(17,825,022)
2.5% 9/1/37	(9,950,000)	(9,408,964)
2.5% 9/1/52	(11,800,000)	(10,538,877)
2.5% 9/1/52	(4,500,000)	(4,019,063)
3% 9/1/52	(16,800,000)	(15,546,567)
3% 9/1/52	(4,700,000)	(4,349,337)
3% 9/1/52	(16,800,000)	(15,546,564)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(496,237,321)

TOTAL TBA SALE COMMITMENTS
(Proceeds $890,730,260)		$(876,686,898)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	656	Dec. 2022	$136,663,250	$(383,514)	$(383,514)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	826	Dec. 2022	96,564,563	1,465,912	1,465,912
CBOT 5-Year U.S. Treasury Note Contracts (United States)	809	Dec. 2022	89,653,633	1,022,267	1,022,267
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,122	Dec. 2022	152,416,688	4,240,359	4,240,359
TOTAL FUTURES SOLD					6,728,538
TOTAL FUTURES CONTRACTS					$6,345,024

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$88,920,000	$562,232	$(1,164)	$561,068
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,770,000	56,991	(16,295)	40,696
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	6,630,000	79,215	(20,398)	58,817
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,200,000	169,660	(161,706)	7,954
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,360,000	111,832	(104,138)	7,694
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,900,000	94,388	7,403	101,791
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,670,000	55,797	(7,002)	48,795
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,670,000	55,797	(55,941)	(144)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	23,710,000	283,285	(29,258)	254,027
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,570,000	54,602	(78,183)	(23,581)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,360,000	111,832	(89,221)	22,611
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	95,822	(43,458)	52,364

TOTAL CREDIT DEFAULT SWAPS						$1,731,453	$(599,361)	$1,132,092

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2024	$40,230,000	$(250,387)	$0	$(250,387)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2027	4,601,000	(47,920)	0	(47,920)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2029	42,830,000	(405,481)	0	(405,481)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2052	2,142,000	(14,657)	0	(14,657)

TOTAL INTEREST RATE SWAPS							$(718,445)	$0	$(718,445)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,958,270,219 or 18.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,543,535.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $38,813,686.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,696,759.

 (h) Security or a portion of the security is on loan at period end.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Level 3 security

 (k) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$2,658,294,171	$12,663,553,811	$14,085,810,417	$7,765,692	$--	$--	$1,236,037,565	2.4%
Fidelity Securities Lending Cash Central Fund 2.34%	168,119,550	10,072,423,589	9,727,243,979	577,848	--	--	513,299,160	1.5%
Total	$2,826,413,721	$22,735,977,400	$23,813,054,396	$8,343,540	$--	$--	$1,749,336,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$12,572,696,182	$--	$12,572,696,182	$--
U.S. Government and Government Agency Obligations	10,052,673,104	--	10,052,673,104	--
U.S. Government Agency - Mortgage Securities	6,653,141,324	--	6,653,141,324	--
Asset-Backed Securities	2,318,975,010	--	2,316,138,107	2,836,903
Collateralized Mortgage Obligations	429,028,097	--	429,028,065	32
Commercial Mortgage Securities	1,805,788,614	--	1,805,788,614	--
Municipal Securities	265,524,807	--	265,524,807	--
Foreign Government and Government Agency Obligations	79,881,768	--	79,881,768	--
Supranational Obligations	30,569,679	--	30,569,679	--
Bank Notes	80,837,130	--	80,837,130	--
Preferred Securities	6,920,858	--	6,920,858	--
Money Market Funds	1,749,336,725	1,749,336,725	--	--
Total Investments in Securities:	$36,045,373,298	$1,749,336,725	$34,293,199,638	$2,836,935
Derivative Instruments:
Assets
Futures Contracts	$6,728,538	$6,728,538	$--	$--
Swaps	1,731,453	--	1,731,453	--
Total Assets	$8,459,991	$6,728,538	$1,731,453	$--
Liabilities
Futures Contracts	$(383,514)	$(383,514)	$--	$--
Swaps	(718,445)	--	(718,445)	--
Total Liabilities	$(1,101,959)	$(383,514)	$(718,445)	$--
Total Derivative Instruments:	$7,358,032	$6,345,024	$1,013,008	$--
Other Financial Instruments:
TBA Sale Commitments	$(876,686,898)	$--	$(876,686,898)	$--
Total Other Financial Instruments:	$(876,686,898)	$--	$(876,686,898)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$1,731,453	$0
Total Credit Risk	1,731,453	0
Interest Rate Risk
Futures Contracts(b)	6,728,538	(383,514)
Swaps(c)	0	(718,445)
Total Interest Rate Risk	6,728,538	(1,101,959)
Total Value of Derivatives	$8,459,991	$(1,101,959)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $501,633,270) — See accompanying schedule: Unaffiliated issuers (cost $37,563,681,192)	$34,296,036,573
Fidelity Central Funds (cost $1,749,330,511)	1,749,336,725
Total Investment in Securities (cost $39,313,011,703)		$36,045,373,298
Cash		4
Receivable for investments sold		176,780
Receivable for TBA sale commitments		890,730,260
Receivable for fund shares sold		181,884,542
Interest receivable		216,634,983
Distributions receivable from Fidelity Central Funds		2,750,217
Receivable for daily variation margin on futures contracts		645,682
Receivable for daily variation margin on centrally cleared OTC swaps		40,129
Bi-lateral OTC swaps, at value		1,731,453
Other receivables		467
Total assets		37,339,967,815
Liabilities
Payable for investments purchased
Regular delivery	$198,125,000
Delayed delivery	2,874,803,655
TBA sale commitments, at value	876,686,898
Payable for fund shares redeemed	1,275,956
Other payables and accrued expenses	305,587
Collateral on securities loaned	513,299,160
Total liabilities		4,464,496,256
Net Assets		$32,875,471,559
Net Assets consist of:
Paid in capital		$36,753,572,180
Total accumulated earnings (loss)		(3,878,100,621)
Net Assets		$32,875,471,559
Net Asset Value, offering price and redemption price per share ($32,875,471,559 ÷ 3,216,496,798 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Dividends		$372,762
Interest		912,016,870
Income from Fidelity Central Funds (including $577,848 from security lending)		8,343,540
Total income		920,733,172
Expenses
Custodian fees and expenses	$493,189
Independent trustees' fees and expenses	125,273
Total expenses before reductions	618,462
Expense reductions	(4,395)
Total expenses after reductions		614,067
Net investment income (loss)		920,119,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(566,167,600)
Futures contracts	36,804,704
Swaps	(6,504,197)
Total net realized gain (loss)		(535,867,093)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,892,015,756)
Futures contracts	6,329,690
Swaps	901,293
TBA sale commitments	16,090,056
Total change in net unrealized appreciation (depreciation)		(4,868,694,717)
Net gain (loss)		(5,404,561,810)
Net increase (decrease) in net assets resulting from operations		$(4,484,442,705)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$920,119,105	$873,786,825
Net realized gain (loss)	(535,867,093)	(38,402,170)
Change in net unrealized appreciation (depreciation)	(4,868,694,717)	(18,657,764)
Net increase (decrease) in net assets resulting from operations	(4,484,442,705)	816,726,891
Distributions to shareholders	(960,794,454)	(2,158,645,123)
Share transactions
Proceeds from sales of shares	6,878,115,868	9,807,060,745
Reinvestment of distributions	960,793,948	2,158,643,400
Cost of shares redeemed	(9,995,264,676)	(6,092,225,922)
Net increase (decrease) in net assets resulting from share transactions	(2,156,354,860)	5,873,478,223
Total increase (decrease) in net assets	(7,601,592,019)	4,531,559,991
Net Assets
Beginning of period	40,477,063,578	35,945,503,587
End of period	$32,875,471,559	$40,477,063,578
Other Information
Shares
Sold	617,533,601	833,748,791
Issued in reinvestment of distributions	87,457,810	183,338,085
Redeemed	(917,543,527)	(516,220,794)
Net increase (decrease)	(212,552,116)	500,866,082

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$12.28	$11.68	$10.97	$11.37
Income from Investment Operations
Net investment income (loss)A,B	.273	.267	.333	.362	.338
Net realized and unrealized gain (loss)	(1.568)	(.028)	.603	.727	(.390)
Total from investment operations	(1.295)	.239	.936	1.089	(.052)
Distributions from net investment income	(.276)	(.251)	(.336)	(.379)	(.337)
Distributions from net realized gain	(.009)	(.468)	–	–	(.011)
Total distributions	(.285)	(.719)	(.336)	(.379)	(.348)
Net asset value, end of period	$10.22	$11.80	$12.28	$11.68	$10.97
Total ReturnC	(11.11)%	2.06%	8.16%	10.16%	(.45)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	- %F	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	- %F	- %F	- %F	- %F	- %F
Expenses net of all reductions	- %F	- %F	- %F	- %F	- %F
Net investment income (loss)	2.47%	2.27%	2.82%	3.27%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$32,875,472	$40,477,064	$35,945,504	$29,040,336	$26,378,204
Portfolio turnover rateG	159%	248%	259%H	175%	103%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$79,392,364
Gross unrealized depreciation	(3,294,327,069)
Net unrealized appreciation (depreciation)	$(3,214,934,705)
Tax Cost	$39,274,765,011

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,550,597
Net unrealized appreciation (depreciation) on securities and other investments	$(3,214,934,705)

The fund intends to elect to defer to its next fiscal year $667,716,512 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$929,743,137	$ 1,480,400,640
Long-term Capital Gains	31,051,317	678,244,483
Total	$960,794,454	$ 2,158,645,123

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series Investment Grade Bond Fund
Credit Risk
Swaps	$(1,083,308)	$2,781,136
Total Credit Risk	(1,083,308)	2,781,136
Interest Rate Risk
Futures Contracts	36,804,704	6,329,690
Swaps	(5,420,889)	(1,879,843)
Total Interest Rate Risk	31,383,815	4,449,847
Totals	$30,300,507	$7,230,983

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	32,271,880,068	30,624,949,983

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Investment Grade Bond Fund	$62,233	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,395.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Investment Grade Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Investment Grade Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Series Investment Grade Bond Fund	- %-C
Actual		$1,000.00	$921.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2022, $26,083,298, or, if subsequently determined to be different, the net capital gain of such year.

A total of 20.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $847,469,996 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

LIG-ANN-1022
1.873109.113

Fidelity® Series Short-Term Credit Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Short-Term Credit Fund	(3.73)%	1.43%	1.39%

 A From March 27, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Short-Term Credit Fund on March 27, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Credit 1-3 Years Bond Index performed over the same period.

12,000
11,750
11,500
11,250
11,000
10,750
10,500
10,250
$10,000
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$11,082	Fidelity® Series Short-Term Credit Fund
$11,112	Bloomberg U.S. Credit 1-3 Years Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course in August (-2.83%), when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Rob Galusza and Julian Potenza:  For the fiscal year ending August 31, 2022, the fund returned -3.73%, net of fees, slightly outpacing the -3.86% result of the benchmark Bloomberg U.S. 1-3 Year Credit Bond Index. Our underweight stake in corporate debt added value on a relative basis; in particular, our positioning along the yield curve within corporates helped. Underweighting government-related agencies further aided relative performance. Conversely, the fund’s non-benchmark position in U.S. Treasuries was the most significant relative detractor. Additional non-benchmark stakes in asset-backed securities also hurt. At period end, corporates made up roughly 69% of fund assets, up considerably from about 52% 12 months ago, but still an underweight compared with the 78% index average. By the end of the fiscal year, we had meaningfully reduced the fund’s exposure to U.S. Treasuries to roughly 9% of assets, versus 24% at the start of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	10.7%
AAA	14.2%
AA	1.3%
A	26.2%
BBB	41.3%
BB and Below	1.1%
Not Rated	4.2%
Short-Term Investments and Net Other Assets	1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	68.0%
U.S. Government and U.S. Government Agency Obligations	10.7%
Asset-Backed Securities	11.9%
CMOs and Other Mortgage Related Securities	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

* Foreign investments - 26.5%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	73.5%
United Kingdom	10.2%
Japan	5.2%
Cayman Islands	5.0%
Ireland	1.7%
Canada	1.3%
Switzerland	0.9%
Italy	0.8%
France	0.7%
Other	0.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 1.7% 3/25/26	$3,100,000	$2,829,779
NTT Finance Corp.:
0.583% 3/1/24 (a)	2,527,000	2,400,411
1.162% 4/3/26 (a)	5,299,000	4,754,028
		9,984,218
Media - 0.5%
Magallanes, Inc. 3.788% 3/15/25 (a)	3,100,000	2,988,338
Wireless Telecommunication Services - 1.0%
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	1,600,000	1,470,832
3.5% 4/15/25	4,500,000	4,394,203
		5,865,035

TOTAL COMMUNICATION SERVICES		18,837,591

CONSUMER DISCRETIONARY - 3.4%
Automobiles - 3.4%
American Honda Finance Corp. 1% 9/10/25	3,100,000	2,824,854
BMW U.S. Capital LLC 3.25% 4/1/25 (a)	3,100,000	3,030,669
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,414,000	1,341,848
1.25% 1/8/26	4,954,000	4,364,525
5.25% 3/1/26	3,100,000	3,120,577
Volkswagen Group of America Finance LLC 0.875% 11/22/23 (a)	6,000,000	5,759,620
		20,442,093
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,124,000	1,107,180
0.8% 2/10/24 (a)	1,376,000	1,308,619
		2,415,799
Food Products - 1.4%
Conagra Brands, Inc. 0.5% 8/11/23	4,070,000	3,937,521
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,457,214
		8,394,735
Tobacco - 1.9%
BAT Capital Corp. 3.222% 8/15/24	350,000	341,879
BAT International Finance PLC 1.668% 3/25/26	6,600,000	5,876,587
Imperial Tobacco Finance PLC 3.125% 7/26/24 (a)	5,257,000	5,058,229
		11,276,695

TOTAL CONSUMER STAPLES		22,087,229

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,381,000	4,078,757
Enbridge, Inc.:
2.15% 2/16/24	559,000	541,951
2.5% 2/14/25	584,000	560,166
Energy Transfer LP:
3.6% 2/1/23	8,291,000	8,280,319
4.2% 9/15/23	1,668,000	1,664,505
Equinor ASA 1.75% 1/22/26	909,000	843,526
MPLX LP:
1.75% 3/1/26	5,000,000	4,525,012
3.375% 3/15/23	3,922,000	3,918,972
4.5% 7/15/23	990,000	993,612
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,043,452
Phillips 66 Co. 3.85% 4/9/25	3,100,000	3,074,178
Pioneer Natural Resources Co. 0.55% 5/15/23	4,724,000	4,611,543
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 3.5551% 1/13/23 (b)(c)	1,756,000	1,749,222
		36,885,215
FINANCIALS - 37.0%
Banks - 23.3%
Bank of America Corp.:
0.976% 4/22/25 (b)	10,000,000	9,428,487
1.843% 2/4/25 (b)	5,500,000	5,286,496
Barclays PLC:
1.007% 12/10/24 (b)	3,245,000	3,075,319
3.932% 5/7/25 (b)	10,000,000	9,775,400
4.338% 5/16/24 (b)	10,000,000	9,948,000
Citigroup, Inc. 4.4% 6/10/25	326,000	324,576
Danske Bank A/S 3.875% 9/12/23 (a)	3,793,000	3,756,518
HSBC Holdings PLC:
0.976% 5/24/25 (b)	6,000,000	5,592,866
1.645% 4/18/26 (b)	4,469,000	4,069,390
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,000,000	4,974,911
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	9,763,000	9,133,639
2.083% 4/22/26 (b)	5,000,000	4,675,850
3.22% 3/1/25 (b)	5,000,000	4,903,442
Lloyds Banking Group PLC 0.695% 5/11/24 (b)	4,010,000	3,896,088
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	6,000,000	5,784,791
0.953% 7/19/25 (b)	5,000,000	4,666,702
2.193% 2/25/25	6,000,000	5,686,438
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	2,945,000	2,833,020
National Bank of Canada 0.55% 11/15/24 (b)	2,428,000	2,315,080
NatWest Group PLC:
2.359% 5/22/24 (b)	3,422,000	3,361,549
3.875% 9/12/23	5,847,000	5,813,674
NatWest Markets PLC 0.8% 8/12/24 (a)	3,125,000	2,908,079
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	4,731,000	4,649,430
Societe Generale:
2.625% 10/16/24 (a)	908,000	869,237
3.875% 3/28/24 (a)	3,557,000	3,504,193
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	5,000,000	4,595,138
Synovus Financial Corp. 3.125% 11/1/22	5,000,000	4,994,078
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,000,000	4,898,765
2.164% 2/11/26 (b)	5,000,000	4,704,394
		140,425,550
Capital Markets - 5.8%
Credit Suisse AG 0.495% 2/2/24	5,000,000	4,710,554
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,760,000	1,654,407
1.447% 4/1/25 (b)	4,153,000	3,875,793
2.222% 9/18/24 (b)	9,466,000	9,129,346
Morgan Stanley 0.79% 5/30/25 (b)	11,000,000	10,282,296
UBS Group AG 1.008% 7/30/24 (a)(b)	5,345,000	5,180,095
		34,832,491
Consumer Finance - 6.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,012,000	2,787,034
1.75% 1/30/26	4,184,000	3,688,148
4.125% 7/3/23	2,112,000	2,106,802
4.875% 1/16/24	1,464,000	1,456,972
Ally Financial, Inc.:
1.45% 10/2/23	789,000	765,090
5.125% 9/30/24	4,280,000	4,333,997
Capital One Financial Corp. 1.343% 12/6/24 (b)	2,500,000	2,397,635
Hyundai Capital America 1% 9/17/24 (a)	5,519,000	5,113,241
John Deere Capital Corp. 3.4% 9/11/25	3,100,000	3,060,008
Synchrony Financial:
4.25% 8/15/24	5,352,000	5,291,262
4.375% 3/19/24	5,198,000	5,176,136
		36,176,325
Diversified Financial Services - 1.6%
Athene Global Funding:
0.95% 1/8/24 (a)	5,259,000	5,003,979
1% 4/16/24 (a)	5,000,000	4,703,048
		9,707,027
Insurance - 0.3%
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	2,318,000	2,084,378

TOTAL FINANCIALS		223,225,771

HEALTH CARE - 1.2%
Biotechnology - 0.5%
AbbVie, Inc. 3.6% 5/14/25	3,100,000	3,043,167
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,500,000	4,426,383

TOTAL HEALTH CARE		7,469,550

INDUSTRIALS - 5.1%
Aerospace & Defense - 2.0%
The Boeing Co.:
1.167% 2/4/23	4,219,000	4,174,688
1.95% 2/1/24	5,000,000	4,837,805
4.875% 5/1/25	3,000,000	3,008,381
		12,020,874
Airlines - 0.8%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,492,769
Commercial Services & Supplies - 0.9%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,489,638
Machinery - 0.7%
Caterpillar Financial Services Corp. 3.65% 8/12/25	3,100,000	3,080,616
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (a)	1,475,000	1,381,354
		4,461,970
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	1,989,320
0.8% 8/18/24	2,623,000	2,420,311
		4,409,631

TOTAL INDUSTRIALS		30,874,882

INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Components - 0.8%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	3,149,000	3,181,228
6.02% 6/15/26	1,600,000	1,661,841
		4,843,069
IT Services - 1.1%
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,019,946
4.25% 6/9/23	6,026,000	6,017,525
		7,037,471
Semiconductors & Semiconductor Equipment - 0.5%
Microchip Technology, Inc. 0.983% 9/1/24	3,079,000	2,876,264
Software - 1.6%
VMware, Inc.:
0.6% 8/15/23	5,987,000	5,788,798
1% 8/15/24	3,937,000	3,689,076
		9,477,874

TOTAL INFORMATION TECHNOLOGY		24,234,678

MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 5.9% 7/5/24	1,500,000	1,511,364
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,727,855
Crown Castle International Corp. 1.35% 7/15/25	444,000	406,858
		2,134,713
UTILITIES - 3.7%
Electric Utilities - 1.0%
FirstEnergy Corp.:
1.6% 1/15/26	476,000	428,333
2.05% 3/1/25	2,724,000	2,535,758
Southern Co. 0.6% 2/26/24	2,247,000	2,131,968
Tampa Electric Co. 3.875% 7/12/24	881,000	877,097
		5,973,156
Gas Utilities - 1.0%
ONE Gas, Inc. 0.85% 3/11/23	6,230,000	6,135,087
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 0.833% 6/15/24	2,827,000	2,647,826
Multi-Utilities - 1.3%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.9323% 5/13/24 (b)(c)	4,294,000	4,247,252
DTE Energy Co. 4.22% 11/1/24	1,600,000	1,592,160
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,776,463
		7,615,875

TOTAL UTILITIES		22,371,944

TOTAL NONCONVERTIBLE BONDS
(Cost $429,440,982)		410,075,030

U.S. Treasury Obligations - 9.4%
U.S. Treasury Notes:
0.25% 7/31/25	$18,000,000	$16,394,063
0.375% 4/30/25	25,000,000	23,030,271
0.75% 8/31/26 (d)	19,000,000	17,101,484
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $57,556,664)		56,525,818

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.9%
4.5% 3/1/39 to 9/1/49	4,304,200	4,371,113
5.5% 11/1/34	1,082,807	1,133,206
7.5% 11/1/31	237	257

TOTAL FANNIE MAE		5,504,576

Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	10,516	11,168
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	125,783	133,226
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,932,784)		5,648,970

Asset-Backed Securities - 11.9%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$752,285	$746,977
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	5,196,000	5,018,976
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 3.7393% 7/27/30 (a)(b)(c)	6,060,000	5,960,410
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (a)	212,396	212,340
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.9437% 7/25/34 (b)(c)	108,398	102,025
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (a)	2,373,000	2,308,730
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	2,531,470	2,451,499
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(c)	5,850,000	5,738,792
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	3,106,738	3,027,650
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	1,407,017	1,361,858
Series 2022-3 Class A2, 4.38% 7/20/29 (a)	258,000	257,915
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (a)	2,239,000	2,167,333
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,975,000	1,967,388
Marlette Funding Trust Series 2021-2A Class A, 0.51% 9/15/31 (a)	765,911	759,377
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	2,324,398	2,291,597
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.7403% 7/17/32 (a)(b)(c)	6,160,000	6,019,115
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.6887% 1/25/36 (b)(c)	146,682	145,684
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	3,501,574	3,237,690
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	988,000	985,019
Santander Retail Auto Lease Trust Series 2021-A Class A3, 0.51% 7/22/24 (a)	3,228,000	3,130,978
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 3.9019% 11/18/30 (a)(b)(c)	6,386,000	6,281,742
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (b)(c)	124,025	124,386
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	50,594	50,172
Series 2021-2 Class A, 0.91% 6/20/31 (a)	1,156,189	1,130,564
Series 2021-3 Class A, 0.83% 7/20/31 (a)	2,023,415	1,963,190
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	942,111	905,598
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	3,684,836	3,501,644
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	4,602,164	4,279,393
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 3.6903% 4/17/30 (a)(b)(c)	5,921,756	5,827,002
TOTAL ASSET-BACKED SECURITIES
(Cost $74,045,066)		71,955,044

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 1.1%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	2,017,057	1,873,288
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	987,887	947,563
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,035,705	1,013,178
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	1,246,335	1,189,755
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	1,910,172	1,800,852
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (b)(c)	1,309	1,200

TOTAL PRIVATE SPONSOR		6,825,836

U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 2.7437% 5/25/45 (b)(c)	524,590	524,440
sequential payer Series 2001-40 Class Z, 6% 8/25/31	44,026	45,259
Series 2016-27:
Class HK, 3% 1/25/41	541,694	523,024
Class KG, 3% 1/25/40	248,141	239,610
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 2.7937% 7/25/46 (b)(c)	591,286	593,114
Freddie Mac:
sequential payer Series 2015-4437 Class DE, 2% 10/15/32	2,871	2,867
Series 3949 Class MK, 4.5% 10/15/34	285,464	288,210

TOTAL U.S. GOVERNMENT AGENCY		2,216,524

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,471,583)		9,042,360

Commercial Mortgage Securities - 7.3%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,502,000	1,399,183
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (a)(b)(c)	3,055,000	2,904,341
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	4,906,284	4,458,537
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	3,269,673	2,889,235
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (a)(b)(c)	1,128,000	1,105,441
Citigroup Commercial Mortgage Trust sequential payer Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,047,262
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,279,675	2,222,291
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.141% 7/15/32 (a)(b)(c)	1,279,000	1,217,583
GS Mortgage Securities Trust:
sequential payer Series 2014-GC18 Class AAB, 3.648% 1/10/47	15,698	15,590
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)(b)	4,687,795	4,671,093
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,408,000	4,397,707
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,346,000	5,322,515
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 3.391% 9/15/29 (a)(b)(c)	1,930,387	1,903,421
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,286,000	3,077,916
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (a)(b)(c)	3,277,834	3,271,582
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	182,130	181,875
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,650,732
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	67,843	67,681
Series 2013-C14 Class ASB, 2.977% 6/15/46	131,900	131,390
Series 2013-C16 Class ASB, 3.963% 9/15/46	250,883	249,843
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $46,249,488)		44,185,218
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund 2.33% (e)
(Cost $123,298)	123,273	123,298
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $622,819,865)		597,555,738
NET OTHER ASSETS (LIABILITIES) - 1.0%		5,987,772
NET ASSETS - 100%		$603,543,510

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	170	Dec. 2022	$35,415,781	$(119,490)	$(119,490)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	154	Dec. 2022	17,066,328	(195,216)	(195,216)
TOTAL FUTURES CONTRACTS					$(314,706)

The notional amount of futures purchased as a percentage of Net Assets is 8.7%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $177,587,679 or 29.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $462,659.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$14,535,105	$906,589,503	$921,001,310	$68,231	$--	$--	$123,298	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	--	77,654,906	77,654,906	8,756	--	--	--	0.0%
Total	$14,535,105	$984,244,409	$998,656,216	$76,987	$--	$--	$123,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$410,075,030	$--	$410,075,030	$--
U.S. Government and Government Agency Obligations	56,525,818	--	56,525,818	--
U.S. Government Agency - Mortgage Securities	5,648,970	--	5,648,970	--
Asset-Backed Securities	71,955,044	--	71,955,044	--
Collateralized Mortgage Obligations	9,042,360	--	9,042,360	--
Commercial Mortgage Securities	44,185,218	--	44,185,218	--
Money Market Funds	123,298	123,298	--	--
Total Investments in Securities:	$597,555,738	$123,298	$597,432,440	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(314,706)	$(314,706)	$--	$--
Total Liabilities	$(314,706)	$(314,706)	$--	$--
Total Derivative Instruments:	$(314,706)	$(314,706)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(314,706)
Total Interest Rate Risk	0	(314,706)
Total Value of Derivatives	$0	$(314,706)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $622,696,567)	$597,432,440
Fidelity Central Funds (cost $123,298)	123,298
Total Investment in Securities (cost $622,819,865)		$597,555,738
Receivable for fund shares sold		4,765,006
Interest receivable		2,895,629
Distributions receivable from Fidelity Central Funds		13,370
Receivable for daily variation margin on futures contracts		6,641
Total assets		605,236,384
Liabilities
Payable for fund shares redeemed	$1,689,728
Other payables and accrued expenses	3,146
Total liabilities		1,692,874
Net Assets		$603,543,510
Net Assets consist of:
Paid in capital		$654,426,563
Total accumulated earnings (loss)		(50,883,053)
Net Assets		$603,543,510
Net Asset Value, offering price and redemption price per share ($603,543,510 ÷ 62,801,834 shares)		$9.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$18,187,076
Income from Fidelity Central Funds (including $8,756 from security lending)		76,987
Total income		18,264,063
Expenses
Custodian fees and expenses	$23,944
Independent trustees' fees and expenses	5,289
Total expenses before reductions	29,233
Expense reductions	(205)
Total expenses after reductions		29,028
Net investment income (loss)		18,235,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,631,502)
Futures contracts	(173,113)
Total net realized gain (loss)		(23,804,615)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(45,549,728)
Futures contracts	(314,706)
Total change in net unrealized appreciation (depreciation)		(45,864,434)
Net gain (loss)		(69,669,049)
Net increase (decrease) in net assets resulting from operations		$(51,434,014)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,235,035	$40,487,635
Net realized gain (loss)	(23,804,615)	7,853,882
Change in net unrealized appreciation (depreciation)	(45,864,434)	(25,134,285)
Net increase (decrease) in net assets resulting from operations	(51,434,014)	23,207,232
Distributions to shareholders	(27,113,737)	(46,603,547)
Share transactions
Proceeds from sales of shares	67,872,917	694,940,967
Reinvestment of distributions	27,111,675	46,600,987
Cost of shares redeemed	(1,717,491,079)	(807,030,371)
Net increase (decrease) in net assets resulting from share transactions	(1,622,506,487)	(65,488,417)
Total increase (decrease) in net assets	(1,701,054,238)	(88,884,732)
Net Assets
Beginning of period	2,304,597,748	2,393,482,480
End of period	$603,543,510	$2,304,597,748
Other Information
Shares
Sold	6,866,161	68,197,733
Issued in reinvestment of distributions	2,719,360	4,564,707
Redeemed	(173,446,146)	(79,238,140)
Net increase (decrease)	(163,860,625)	(6,475,700)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Short-Term Credit Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.27	$10.09	$9.88	$10.01
Income from Investment Operations
Net investment income (loss)A,B	.136	.170	.252	.272	.214
Net realized and unrealized gain (loss)	(.511)	(.073)	.180	.216	(.133)
Total from investment operations	(.375)	.097	.432	.488	.081
Distributions from net investment income	(.143)C	(.169)	(.252)	(.278)	(.211)
Distributions from net realized gain	(.042)C	(.028)	–	–	–
Total distributions	(.185)	(.197)	(.252)	(.278)	(.211)
Net asset value, end of period	$9.61	$10.17	$10.27	$10.09	$9.88
Total ReturnD	(3.73)%	.95%	4.35%	5.02%	.82%
Ratios to Average Net AssetsB,E,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	-%	-%	-%	-%	-%
Expenses net of all reductionsG	-%	-%	-%	-%	-%
Net investment income (loss)	1.36%	1.67%	2.49%	2.74%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$603,544	$2,304,598	$2,393,482	$1,870,061	$2,113,392
Portfolio turnover rateH	36%	60%	62%I	67%	52%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$182,956
Gross unrealized depreciation	(26,647,650)
Net unrealized appreciation (depreciation)	$(26,464,694)
Tax Cost	$624,020,432

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$(26,464,694)

The Fund intends to elect to defer to its next fiscal year $24,401,111 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$18,963,635	$ 45,195,339
Long-term Capital Gains	8,150,102	1,408,208
Total	$27,113,737	$ 46,603,547

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	64,821,536	1,256,710,635

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Short-Term Credit Fund	$949	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $205.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Short-Term Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Short-Term Credit Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Series Short-Term Credit Fund	- %-C
Actual		$1,000.00	$979.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2022, $2,548,353, or, if subsequently determined to be different, the net capital gain of such year.

A total of 9.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $33,307,188 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

SS1-ANN-1022
1.9863239.107

Fidelity® Short-Term Bond Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	(5.82)%	0.41%	0.72%
Class M (incl. 1.50% sales charge)	(5.82)%	0.40%	0.71%
Class C (incl. contingent deferred sales charge)	(6.11)%	(0.15)%	0.35%
Fidelity® Short-Term Bond Fund	(4.19)%	0.91%	1.00%
Class I	(4.24)%	0.86%	0.96%
Class Z	(4.10)%	0.97%	1.02%

 Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on July 12, 2016. Returns prior to July 12, 2016, are those of Fidelity® Short-Term Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to July 12, 2016, would have been lower.

 Class M shares bear a 0.15% 12b-1 fee. The initial offering of Class M shares took place on July 12, 2016. Returns prior to July 12, 2016, are those of Fidelity® Short-Term Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class M's 12b-1 fee been reflected, returns prior to July 12, 2016, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 12, 2016. Returns prior to July 12, 2016, are those of Fidelity® Short-Term Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to July 12, 2016, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on July 12, 2016. Returns prior to July 12, 2016 are those of Fidelity® Short-Term Bond Fund, the original class of the fund.

 The initial offering of Class Z shares took place on October 2, 2018. Returns between July 12, 2016 and October 2, 2018, are those of Class I. Returns prior to July 12, 2016 are those of Fidelity® Short-Term Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund, a class of the fund, on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

12,000
11,750
11,500
11,250
11,000
10,750
10,500
10,250
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$11,042	Fidelity® Short-Term Bond Fund
$10,980	Bloomberg U.S. 1-3 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course in August (-2.83%), when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Rob Galusza, David DeBiase and Julian Potenza:  For the fiscal year ending August 31, 2022, the fund’s share classes (excluding sales charges, if applicable) posted returns in the range of -4.10% to -5.17%, net of fees, compared with the -3.98% result of the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index. Overall, both sector allocation and security selection detracted from performance, relative to the benchmark. Specifically, the fund’s corporate holdings, particularly among financial institutions, hampered our relative result. The fund’s non-benchmark holdings in asset-backed securities and commercial mortgage-backed securities also detracted from relative performance. Conversely, the portfolio’s smaller-than-index stake in U.S. Treasuries added value versus the benchmark. Our positioning along the yield curve also helped. At period end, corporates made up about 47% of assets, down from 50% 12 months ago, but still a significant overweight compared with the roughly 22% average within the index. By the end of the fiscal year, we had increased the fund’s exposure to U.S. Treasuries to roughly 27% of assets, versus about 24% at the start of the period, a notable underweight compared with the 68% index average.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	27.2%
AAA	19.3%
AA	2.9%
A	23.2%
BBB	21.7%
BB and Below	0.3%
Not Rated	4.4%
Short-Term Investments and Net Other Assets	1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	46.7%
U.S. Government and U.S. Government Agency Obligations	27.2%
Asset-Backed Securities	15.8%
CMOs and Other Mortgage Related Securities	9.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 20.7%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	79.3%
Cayman Islands	4.5%
United Kingdom	4.5%
Canada	3.9%
Japan	1.9%
France	1.8%
Ireland	1.0%
Switzerland	0.8%
Netherlands	0.7%
Other	1.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.7%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 0.9% 3/25/24	$10,610	$10,131
NTT Finance Corp.:
0.373% 3/3/23 (a)	8,340	8,207
0.583% 3/1/24 (a)	3,469	3,295
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 2.3627% 3/22/24 (b)(c)	5,170	5,131
0.75% 3/22/24	3,860	3,682
		30,446
Media - 0.1%
Magallanes, Inc.:
3.428% 3/15/24 (a)	1,645	1,608
3.638% 3/15/25 (a)	901	870
		2,478
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 2.95% 3/15/25 (a)	4,725	4,568
T-Mobile U.S.A., Inc. 3.5% 4/15/25	7,030	6,865
		11,433

TOTAL COMMUNICATION SERVICES		44,357

CONSUMER DISCRETIONARY - 2.4%
Automobiles - 2.2%
BMW U.S. Capital LLC:
3.25% 4/1/25 (a)	8,000	7,821
3.45% 4/12/23 (a)	12,171	12,158
Daimler Finance North America LLC 0.75% 3/1/24 (a)	8,516	8,096
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.4823% 11/17/23 (b)(c)	10,000	9,964
1.05% 3/8/24	1,943	1,844
1.25% 1/8/26	6,779	5,972
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	8,525	8,183
3.125% 5/12/23 (a)	5,897	5,866
3.95% 6/6/25 (a)	2,950	2,903
		62,807
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	4,784	4,497

TOTAL CONSUMER DISCRETIONARY		67,304

CONSUMER STAPLES - 2.5%
Beverages - 0.4%
Constellation Brands, Inc. 3.6% 5/9/24	7,000	6,937
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000	4,752
		11,689
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,562	1,539
0.8% 2/10/24 (a)	1,912	1,818
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (a)	7,661	7,138
		10,495
Food Products - 0.7%
Conagra Brands, Inc. 0.5% 8/11/23	5,758	5,571
JDE Peet's BV 0.8% 9/24/24 (a)	6,779	6,252
Mondelez International, Inc. 2.125% 3/17/24	7,500	7,298
		19,121
Tobacco - 1.0%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,207
BAT Capital Corp. 3.222% 8/15/24	6,714	6,558
BAT International Finance PLC 1.668% 3/25/26	6,714	5,978
Imperial Tobacco Finance PLC 3.125% 7/26/24 (a)	7,381	7,102
Philip Morris International, Inc. 2.875% 5/1/24	6,658	6,566
		27,411

TOTAL CONSUMER STAPLES		68,716

ENERGY - 2.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	1,575	1,526
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,201
ConocoPhillips Co. 2.4% 3/7/25	2,991	2,894
Enbridge, Inc.:
0.55% 10/4/23	10,000	9,626
2.15% 2/16/24	1,167	1,131
2.5% 2/14/25	1,218	1,168
Energy Transfer LP:
3.6% 2/1/23	3,816	3,811
4.2% 9/15/23	1,944	1,940
4.25% 3/15/23	5,208	5,210
Equinor ASA 1.75% 1/22/26	1,409	1,308
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,714
MPLX LP:
1.75% 3/1/26	10,071	9,114
4.5% 7/15/23	1,148	1,152
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,683
Phillips 66 Co.:
0.9% 2/15/24	8,080	7,723
3.85% 4/9/25	8,057	7,990
Pioneer Natural Resources Co. 0.55% 5/15/23	6,522	6,367
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 3.5551% 1/13/23 (b)(c)	2,561	2,551
		72,583

TOTAL ENERGY		74,109

FINANCIALS - 28.8%
Banks - 16.3%
Bank of America Corp.:
0.81% 10/24/24 (b)	7,030	6,744
0.976% 4/22/25 (b)	8,000	7,543
1.843% 2/4/25 (b)	10,000	9,612
3.841% 4/25/25 (b)	7,500	7,410
4.827% 7/22/26 (b)	5,015	5,024
Bank of Nova Scotia 0.8% 6/15/23	11,078	10,824
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (a)	5,542	5,515
Barclays PLC:
1.007% 12/10/24 (b)	4,487	4,252
2.852% 5/7/26 (b)	4,878	4,567
4.338% 5/16/24 (b)	7,085	7,048
5.304% 8/9/26 (b)	2,578	2,559
BNP Paribas SA 3.5% 3/1/23 (a)	15,640	15,602
BPCE SA 1.625% 1/14/25 (a)	9,500	8,866
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	7,225	7,037
0.95% 6/23/23	16,765	16,371
3.945% 8/4/25	6,059	5,982
Citigroup, Inc.:
0.981% 5/1/25 (b)	4,488	4,224
2.014% 1/25/26 (b)	8,000	7,517
3.106% 4/8/26 (b)	6,714	6,449
4.14% 5/24/25 (b)	7,000	6,953
Danske Bank A/S 3.875% 9/12/23 (a)	7,592	7,519
DNB Bank ASA 0.856% 9/30/25 (a)(b)	10,000	9,251
HSBC Holdings PLC:
0.976% 5/24/25 (b)	8,400	7,830
1.162% 11/22/24 (b)	8,100	7,732
1.645% 4/18/26 (b)	6,806	6,197
3.95% 5/18/24 (b)	5,000	4,972
Intesa Sanpaolo SpA:
3.25% 9/23/24 (a)	10,000	9,595
3.375% 1/12/23 (a)	5,000	4,975
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	6,568	6,145
1.514% 6/1/24 (b)	13,972	13,671
3.845% 6/14/25 (b)	7,500	7,420
KeyBank NA 4.15% 8/8/25	2,003	1,987
KeyCorp 3.878% 5/23/25 (b)	2,344	2,324
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	5,464	5,309
4.716% 8/11/26 (b)	7,515	7,414
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	8,059	7,770
0.953% 7/19/25 (b)	7,000	6,533
0.962% 10/11/25 (b)	8,775	8,116
2.193% 2/25/25	9,124	8,647
4.788% 7/18/25 (b)	4,000	4,013
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	4,265	4,103
2.651% 5/22/26 (b)	6,307	5,919
National Bank of Canada 0.55% 11/15/24 (b)	3,356	3,200
NatWest Group PLC:
2.359% 5/22/24 (b)	5,310	5,216
3.875% 9/12/23	14,202	14,121
NatWest Markets PLC 0.8% 8/12/24 (a)	4,320	4,020
PNC Bank NA 2.5% 8/27/24	6,217	6,052
Rabobank Nederland New York Branch 3.875% 8/22/24	7,890	7,861
Regions Financial Corp. 2.25% 5/18/25	3,950	3,767
Royal Bank of Canada 2.55% 7/16/24	8,572	8,342
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	1,200	1,196
3.5% 6/7/24	7,230	7,105
Societe Generale:
2.226% 1/21/26 (a)(b)	10,000	9,249
2.625% 10/16/24 (a)	1,249	1,196
3.875% 3/28/24 (a)	4,871	4,799
4.351% 6/13/25 (a)	4,500	4,462
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	766
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	10,340	10,073
Synovus Financial Corp. 3.125% 11/1/22	9,230	9,219
The Toronto-Dominion Bank:
0.75% 6/12/23	16,785	16,400
2.35% 3/8/24	7,500	7,324
Truist Financial Corp. 4.26% 7/28/26 (b)	5,500	5,488
Wells Fargo & Co.:
1.654% 6/2/24 (b)	8,218	8,052
2.164% 2/11/26 (b)	20,142	18,951
		454,400
Capital Markets - 5.3%
Credit Suisse AG:
0.495% 2/2/24	8,000	7,537
0.52% 8/9/23	7,000	6,746
Credit Suisse Group AG 6.373% 7/15/26 (a)(b)	4,600	4,578
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,281
0.962% 11/8/23	5,352	5,140
1.447% 4/1/25 (b)	5,743	5,360
2.129% 11/24/26 (b)	5,000	4,408
2.222% 9/18/24 (b)	20,476	19,748
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (b)	10,000	9,590
1.757% 1/24/25 (b)	10,000	9,610
Intercontinental Exchange, Inc. 3.65% 5/23/25	4,172	4,129
Morgan Stanley:
0.731% 4/5/24 (b)	7,335	7,175
0.79% 5/30/25 (b)	8,500	7,945
3.62% 4/17/25 (b)	5,750	5,665
3.737% 4/24/24 (b)	7,548	7,515
4% 7/23/25	6,714	6,672
4.679% 7/17/26 (b)	4,223	4,228
UBS AG London Branch:
0.375% 6/1/23 (a)	7,843	7,648
1.375% 1/13/25 (a)	5,623	5,260
UBS Group AG:
1.008% 7/30/24 (a)(b)	8,398	8,139
4.49% 8/5/25 (a)(b)	7,500	7,475
		146,849
Consumer Finance - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.6051% 9/29/23 (b)(c)	7,000	6,917
1.15% 10/29/23	7,000	6,696
1.65% 10/29/24	7,750	7,171
1.75% 1/30/26	5,724	5,046
4.125% 7/3/23	2,487	2,481
4.875% 1/16/24	2,014	2,004
Ally Financial, Inc.:
3.05% 6/5/23	5,730	5,687
5.125% 9/30/24	6,284	6,363
American Express Co.:
2.25% 3/4/25	3,469	3,311
3.375% 5/3/24	6,000	5,932
Capital One Financial Corp.:
1.343% 12/6/24 (b)	6,500	6,234
2.6% 5/11/23	4,486	4,453
4.166% 5/9/25 (b)	10,090	9,998
4.985% 7/24/26 (b)	2,457	2,454
Hyundai Capital America 1% 9/17/24 (a)	7,995	7,407
John Deere Capital Corp. 3.4% 6/6/25	4,589	4,543
Synchrony Financial:
4.25% 8/15/24	9,435	9,328
4.375% 3/19/24	8,076	8,042
		104,067
Diversified Financial Services - 1.5%
Athene Global Funding:
0.95% 1/8/24 (a)	7,220	6,870
1% 4/16/24 (a)	7,000	6,584
1.716% 1/7/25 (a)	6,500	6,017
Blackstone Private Credit Fund 4.7% 3/24/25	7,096	6,867
GA Global Funding Trust 1.25% 12/8/23 (a)	8,200	7,859
Jackson Financial, Inc. 1.125% 11/22/23 (a)	8,613	8,282
		42,479
Insurance - 2.0%
American International Group, Inc. 2.5% 6/30/25	6,714	6,400
Equitable Financial Life Global Funding:
0.5% 11/17/23 (a)	10,000	9,572
1.1% 11/12/24 (a)	8,150	7,598
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	3,527	3,172
MassMutual Global Funding II 4.15% 8/26/25 (a)	5,651	5,636
Metropolitan Life Global Funding I 0.9% 6/8/23 (a)	5,675	5,540
Pacific Life Global Funding II 1.2% 6/24/25 (a)	5,535	5,077
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.4564% 4/12/24 (a)(b)(c)	3,616	3,582
Protective Life Global Funding:
0.502% 4/12/23 (a)	8,500	8,320
3.218% 3/28/25 (a)	1,703	1,645
SunAmerica, Inc. 3.5% 4/4/25 (a)	812	782
		57,324

TOTAL FINANCIALS		805,119

HEALTH CARE - 2.2%
Health Care Providers & Services - 0.7%
Cigna Corp. 0.613% 3/15/24	1,965	1,873
Elevance Health, Inc. 0.45% 3/15/23	9,394	9,223
Humana, Inc. 0.65% 8/3/23	8,872	8,611
		19,707
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc. 0.85% 9/15/24	8,310	7,743
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	8,500	8,041
		15,784
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC 0.7% 5/28/24	6,275	5,940
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	6,748	6,638
GSK Consumer Healthcare Capital 3.125% 3/24/25 (a)	7,390	7,122
Mylan NV 3.125% 1/15/23 (a)	6,478	6,455
		26,155

TOTAL HEALTH CARE		61,646

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	5,877	5,815
1.95% 2/1/24	3,500	3,386
4.875% 5/1/25	4,713	4,726
		13,927
Airlines - 0.3%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,121
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,029
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (a)	5,142	4,912
Machinery - 0.3%
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (a)	2,657	2,488
Parker Hannifin Corp. 3.65% 6/15/24	7,000	6,937
		9,425
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	12,296	11,549
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,766
0.8% 8/18/24	3,717	3,430
		6,196

TOTAL INDUSTRIALS		62,159

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	2,804	2,833
IT Services - 0.3%
The Western Union Co.:
2.85% 1/10/25	1,585	1,521
4.25% 6/9/23	6,025	6,017
		7,538
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.1881% 10/1/24 (b)(c)	4,150	4,092
Microchip Technology, Inc. 0.983% 9/1/24	4,231	3,952
		8,044
Software - 0.4%
VMware, Inc.:
0.6% 8/15/23	8,000	7,735
1% 8/15/24	5,608	5,255
		12,990

TOTAL INFORMATION TECHNOLOGY		31,405

MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 5.9% 7/5/24	7,100	7,154
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	2,703
Crown Castle International Corp. 1.35% 7/15/25	700	641
Welltower, Inc. 3.625% 3/15/24	3,276	3,249
		6,593
UTILITIES - 2.8%
Electric Utilities - 1.4%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.0007% 6/10/23 (b)(c)	6,139	6,110
FirstEnergy Corp.:
1.6% 1/15/26	747	672
2.05% 3/1/25	4,143	3,857
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,853
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.270% 3.254% 2/22/23 (b)(c)	10,375	10,352
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 2.4844% 9/28/23 (b)(c)	3,666	3,648
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.370% 2.6528% 5/10/23 (b)(c)	6,389	6,357
0.6% 2/26/24	3,086	2,928
Tampa Electric Co. 3.875% 7/12/24	4,057	4,039
		39,816
Gas Utilities - 0.6%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 2.1107% 3/2/23 (b)(c)	4,082	4,075
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,420
ONE Gas, Inc. 0.85% 3/11/23	10,000	9,848
		15,343
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	3,897	3,650
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.9323% 5/13/24 (b)(c)	5,926	5,861
DTE Energy Co. 4.22% 11/1/24	7,490	7,453
NiSource, Inc. 0.95% 8/15/25	2,976	2,707
Sempra Energy 3.3% 4/1/25	2,834	2,758
		18,779

TOTAL UTILITIES		77,588

TOTAL NONCONVERTIBLE BONDS
(Cost $1,356,617)		1,306,150

U.S. Treasury Obligations - 26.5%
U.S. Treasury Notes:
0.25% 7/31/25 (d)	$531,737	$484,291
0.375% 8/15/24	125,000	117,739
0.375% 4/30/25	150,699	138,826
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $769,489)		740,856

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.3%
4.5% 3/1/39 to 9/1/49	6,506	6,607
5.5% 11/1/34	1,285	1,344
7.5% 11/1/31	0	0

TOTAL FANNIE MAE		7,951

Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	13	14
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	155	164
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,496)		8,129

Asset-Backed Securities - 15.8%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$1,039	$1,032
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 3.819% 7/22/32 (a)(b)(c)	8,770	8,573
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(b)(c)	8,883	8,727
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 3.6508% 1/17/32 (a)(b)(c)	5,000	4,903
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	9,780	9,189
Series 2022-2 Class A, 3.39% 5/17/27	8,500	8,403
Series 2022-3 Class A, 3.75% 8/16/27	7,000	6,973
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	7,993	7,686
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 3.809% 4/22/31 (a)(b)(c)	7,663	7,525
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	9,973	9,546
Series 2021-A1 Class A1, 0.44% 9/15/26	9,066	8,592
Series 2022-A1 Class A1, 3.53% 11/15/27	7,895	7,833
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	9,890	9,306
Series 2022-A1 Class A1, 2.8% 3/15/27	12,000	11,687
Series 2022-A2 Class A, 3.49% 5/15/27	7,000	6,938
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	4,548	4,447
Series 2021-1 Class A3, 0.34% 12/15/25	4,698	4,574
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	7,076	6,835
Series 2021-P3 Class A3, 0.7% 11/10/26	6,606	6,236
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (a)(b)(c)	2,196	2,157
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 3.612% 7/15/33 (a)(b)(c)	9,276	9,063
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 3.7393% 7/27/30 (a)(b)(c)	8,450	8,311
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (a)	292	292
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.9437% 7/25/34 (b)(c)	131	124
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (a)	2,732	2,697
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	3,229	3,142
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	4,839	4,538
Series 2022-A1 Class A1, 1.96% 2/15/27	4,911	4,700
Series 2022-A2 Class A, 3.32% 5/15/27	7,150	7,052
Series 2022-A3 Class A3, 3.56% 7/15/27	6,653	6,600
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (a)	3,721	3,654
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	3,474	3,364
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(c)	8,070	7,917
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	2,665	2,645
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	4,196	4,089
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	1,934	1,872
Series 2021-2 Class A2, 0.48% 5/20/27 (a)	6,192	5,923
Series 2022-3 Class A2, 4.38% 7/20/29 (a)	1,191	1,191
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,164	11,754
GM Financial Consumer Automobile Receivables Series 2022-2 Class A3, 3.1% 2/16/27	6,602	6,504
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	3,218	3,115
Series 2020-2 Class A, 0.69% 10/15/25 (a)	6,742	6,487
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	5,643	5,520
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,892	2,881
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 3.759% 1/22/31 (a)(b)(c)	6,559	6,445
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (a)	1,035	1,026
Series 2021-3A Class A, 0.65% 12/15/31 (a)	1,647	1,623
Series 2022-1A Class A, 1.36% 4/15/32 (a)	3,594	3,521
Series 2022-2A Class A, 4.25% 8/15/32 (a)	6,462	6,421
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	3,275	3,229
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.7403% 7/17/32 (a)(b)(c)	8,390	8,198
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (a)	8,012	7,488
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 3.784% 5/20/29 (a)(b)(c)	6,242	6,164
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 3.3779% 4/15/30 (a)(b)(c)	7,334	7,217
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.6887% 1/25/36 (b)(c)	176	175
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	4,768	4,409
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	4,488	4,403
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,564	4,550
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (a)	7,455	7,300
Series 2021-A Class A3, 0.51% 7/22/24 (a)	4,381	4,249
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (a)(b)(c)	6,342	6,211
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 3.532% 1/15/34 (a)(b)(c)	8,047	7,909
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 3.9019% 11/18/30 (a)(b)(c)	8,844	8,700
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 3.442% 7/15/30 (a)(b)(c)	9,268	9,146
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (b)(c)	151	151
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (a)	2,397	2,372
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (a)	6,423	6,201
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	4,906	4,559
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8817% 4/6/42 (a)(b)(c)	261	195
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	70	70
Series 2021-2 Class A, 0.91% 6/20/31 (a)	1,599	1,563
Series 2021-3 Class A, 0.83% 7/20/31 (a)	2,885	2,799
Series 2021-4 Class A, 0.84% 9/20/31 (a)	4,189	4,028
Series 2021-5 Class A, 1.31% 11/20/31 (a)	4,990	4,788
3.12% 3/20/32 (a)	6,278	6,086
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,291	1,241
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	5,102	4,848
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	6,349	5,904
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	6,240	5,887
Series 2021-2 Class A, 0.99% 4/20/28	8,190	7,713
Series 2022-5 Class A1A, 3.72% 7/20/27	3,412	3,413
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 3.6903% 4/17/30 (a)(b)(c)	9,111	8,965
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 2.6481% 8/20/29 (a)(b)(c)	4,538	4,501
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	3,734	3,684
TOTAL ASSET-BACKED SECURITIES
(Cost $454,531)		441,949

Collateralized Mortgage Obligations - 3.4%
Private Sponsor - 3.0%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	2,784	2,586
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (a)	5,290	4,762
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	1,377	1,321
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (a)	1,971	1,930
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	1,813	1,737
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,448	1,417
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	1,697	1,620
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	2,103	2,052
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (a)	7,004	6,808
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (a)	7,327	6,826
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (a)(b)	6,219	6,078
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (a)	2,930	2,672
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (a)(b)	6,179	5,650
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 2.8886% 9/10/22 (a)(b)(c)	11,000	11,000
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	2,204	2,054
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	2,631	2,485
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	3,213	3,178
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (a)(b)	5,649	5,207
Series 2021-2 Class A1, 2.115% 3/25/26 (a)	4,546	4,286
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	992	913
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	1,225	1,105
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (a)	3,840	3,673
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	3,022	2,888
Series 2022-HB1 Class A, 4.272% 4/25/32 (a)	1,347	1,324
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (b)(c)	2	2

TOTAL PRIVATE SPONSOR		83,574

U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 2.7437% 5/25/45 (b)(c)	3,081	3,080
sequential payer Series 2001-40 Class Z, 6% 8/25/31	54	56
Series 2016-27:
Class HK, 3% 1/25/41	3,180	3,071
Class KG, 3% 1/25/40	1,457	1,407
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 2.7937% 7/25/46 (b)(c)	3,472	3,482
Freddie Mac:
sequential payer Series 2015-4437 Class DE, 2% 10/15/32	17	17
Series 3949 Class MK, 4.5% 10/15/34	336	339

TOTAL U.S. GOVERNMENT AGENCY		11,452

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $99,441)		95,026

Commercial Mortgage Securities - 6.3%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (a)(b)(c)	1,838	1,793
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	2,246	2,092
Benchmark 2021-B31 Mortgage Trust sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	6,012	5,622
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	949	942
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (a)(b)(c)	4,272	4,061
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (a)(b)(c)	6,214	6,121
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (a)(b)(c)	3,704	3,569
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.0433% 5/15/38 (a)(b)(c)	3,400	3,283
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (a)(b)(c)	4,359	4,214
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (a)(b)(c)	3,607	3,490
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (a)(b)(c)	3,376	3,233
floater sequential payer Series 2021-SOAR Class A, 3.062% 6/15/38 (a)(b)	3,606	3,483
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (a)(b)(c)	4,300	4,197
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(b)(c)	6,208	6,134
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	7,620	6,924
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	4,452	3,934
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (a)(b)(c)	1,678	1,644
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (a)(b)(c)	6,209	6,101
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	736	729
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,359	2,310
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	2,528	2,516
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	6,921	6,230
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.371% 5/15/36 (a)(b)(c)	8,023	7,932
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,075	999
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.141% 7/15/32 (a)(b)(c)	7,508	7,147
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (a)(b)(c)	5,020	4,842
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (a)(b)(c)	1,748	1,713
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (a)(b)(c)	2,194	2,088
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)(b)	6,090	6,069
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	5,550	5,537
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	8,295	8,258
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 3.391% 9/15/29 (a)(b)(c)	2,788	2,749
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,949	3,888
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (a)(b)(c)	4,992	4,898
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(b)(c)	3,374	3,266
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 7/15/38 (a)(b)(c)	1,937	1,872
Morgan Stanley BAML Trust sequential payer Series 2016-C28:
Class A3, 3.272% 1/15/49	1,640	1,565
Class ASB, 3.288% 1/15/49	2,030	1,993
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	4,896	4,586
Series 2019-H7 Class A1, 2.327% 7/15/52	2,033	1,988
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 2.875% 10/15/36 (a)(b)(c)	6,160	5,873
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (a)(b)(c)	3,363	3,241
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (a)(b)(c)	3,909	3,902
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	214	213
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	3,071	3,030
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,773	3,701
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	89	89
Series 2013-C14 Class ASB, 2.977% 6/15/46	774	771
Series 2014-C20 Class ASB, 3.638% 5/15/47	642	636
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $182,834)		175,468

Commercial Paper - 0.5%
Enel Finance America LLC yankee 0.4% 9/27/22	8,000	7,984
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000	4,988
TOTAL COMMERCIAL PAPER
(Cost $12,996)		12,972
	Shares	Value (000s)

Money Market Funds - 0.2%
Fidelity Cash Central Fund 2.33% (e)
(Cost $6,183)	6,181,421	6,183
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,890,587)		2,786,733
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,900
NET ASSETS - 100%		$2,794,633

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	507	Dec. 2022	$105,622	$(314)	$(314)

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $822,053,000 or 29.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $364,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$16,749	$996,489	$1,007,055	$135	$--	$--	$6,183	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	--	107,035	107,035	13	--	--	--	0.0%
Total	$16,749	$1,103,524	$1,114,090	$148	$--	$--	$6,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,306,150	$--	$1,306,150	$--
U.S. Government and Government Agency Obligations	740,856	--	740,856	--
U.S. Government Agency - Mortgage Securities	8,129	--	8,129	--
Asset-Backed Securities	441,949	--	441,949	--
Collateralized Mortgage Obligations	95,026	--	95,026	--
Commercial Mortgage Securities	175,468	--	175,468	--
Commercial Paper	12,972	--	12,972	--
Money Market Funds	6,183	6,183	--	--
Total Investments in Securities:	$2,786,733	$6,183	$2,780,550	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(314)	$(314)	$--	$--
Total Liabilities	$(314)	$(314)	$--	$--
Total Derivative Instruments:	$(314)	$(314)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$0	$(314)
Total Interest Rate Risk	0	(314)
Total Value of Derivatives	$0	$(314)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,884,404)	$2,780,550
Fidelity Central Funds (cost $6,183)	6,183
Total Investment in Securities (cost $2,890,587)		$2,786,733
Receivable for investments sold		81,609
Receivable for fund shares sold		1,719
Interest receivable		9,152
Distributions receivable from Fidelity Central Funds		36
Receivable for daily variation margin on futures contracts		20
Receivable from investment adviser for expense reductions		4
Other receivables		30
Total assets		2,879,303
Liabilities
Payable for investments purchased	$79,309
Payable for fund shares redeemed	3,703
Distributions payable	497
Accrued management fee	699
Distribution and service plan fees payable	58
Other affiliated payables	373
Other payables and accrued expenses	31
Total liabilities		84,670
Net Assets		$2,794,633
Net Assets consist of:
Paid in capital		$2,919,874
Total accumulated earnings (loss)		(125,241)
Net Assets		$2,794,633
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($225,471 ÷ 27,259 shares)(a)		$8.27
Maximum offering price per share (100/98.50 of $8.27)		$8.40
Class M:
Net Asset Value and redemption price per share ($57,269 ÷ 6,924 shares)(a)		$8.27
Maximum offering price per share (100/98.50 of $8.27)		$8.40
Class C:
Net Asset Value and offering price per share ($26,699 ÷ 3,242 shares)(a)		$8.24
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($2,086,262 ÷ 252,330 shares)		$8.27
Class I:
Net Asset Value, offering price and redemption price per share ($252,903 ÷ 30,574 shares)		$8.27
Class Z:
Net Asset Value, offering price and redemption price per share ($146,029 ÷ 17,664 shares)		$8.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2022
Investment Income
Interest		$41,103
Income from Fidelity Central Funds (including $13 from security lending)		148
Total income		41,251
Expenses
Management fee	$8,992
Transfer agent fees	3,232
Distribution and service plan fees	725
Fund wide operations fee	1,588
Independent trustees' fees and expenses	10
Total expenses before reductions	14,547
Expense reductions	(60)
Total expenses after reductions		14,487
Net investment income (loss)		26,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,871)
Futures contracts	(2,112)
Total net realized gain (loss)		(24,983)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(131,884)
Futures contracts	(326)
Total change in net unrealized appreciation (depreciation)		(132,210)
Net gain (loss)		(157,193)
Net increase (decrease) in net assets resulting from operations		$(130,429)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,764	$38,161
Net realized gain (loss)	(24,983)	58,169
Change in net unrealized appreciation (depreciation)	(132,210)	(84,170)
Net increase (decrease) in net assets resulting from operations	(130,429)	12,160
Distributions to shareholders	(34,111)	(80,730)
Share transactions - net increase (decrease)	(366,829)	(1,772,035)
Total increase (decrease) in net assets	(531,369)	(1,840,605)
Net Assets
Beginning of period	3,326,002	5,166,607
End of period	$2,794,633	$3,326,002

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Fund Class A

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.89	$8.72	$8.53	$8.64
Income from Investment Operations
Net investment income (loss)A,B	.061	.082	.153	.178	.123
Net realized and unrealized gain (loss)	(.441)	(.065)	.168	.171	(.114)
Total from investment operations	(.380)	.017	.321	.349	.009
Distributions from net investment income	(.054)	(.118)	(.151)	(.159)	(.119)
Distributions from net realized gain	(.026)	(.059)	–	–	–
Total distributions	(.080)	(.177)	(.151)	(.159)	(.119)
Net asset value, end of period	$8.27	$8.73	$8.89	$8.72	$8.53
Total ReturnC,D	(4.38)%	.20%	3.73%	4.13%	.12%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	.72%	.93%	1.75%	2.08%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$225	$234	$222	$175	$143
Portfolio turnover rateG	52%	64%H	67%H	46%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class M

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.89	$8.72	$8.53	$8.64
Income from Investment Operations
Net investment income (loss)A,B	.060	.082	.152	.177	.122
Net realized and unrealized gain (loss)	(.441)	(.065)	.169	.171	(.114)
Total from investment operations	(.381)	.017	.321	.348	.008
Distributions from net investment income	(.053)	(.118)	(.151)	(.158)	(.118)
Distributions from net realized gain	(.026)	(.059)	–	–	–
Total distributions	(.079)	(.177)	(.151)	(.158)	(.118)
Net asset value, end of period	$8.27	$8.73	$8.89	$8.72	$8.53
Total ReturnC,D	(4.39)%	.19%	3.72%	4.12%	.10%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.65%	.65%	.66%	.67%	.67%
Expenses net of fee waivers, if any	.65%	.65%	.66%	.67%	.67%
Expenses net of all reductions	.65%	.65%	.66%	.67%	.66%
Net investment income (loss)	.71%	.93%	1.74%	2.06%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$57	$67	$73	$71	$70
Portfolio turnover rateG	52%	64%H	67%H	46%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class C

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.72	$8.88	$8.72	$8.52	$8.64
Income from Investment Operations
Net investment income (loss)A,B	(.012)	.007	.078	.104	.049
Net realized and unrealized gain (loss)	(.437)	(.058)	.158	.181	(.123)
Total from investment operations	(.449)	(.051)	.236	.285	(.074)
Distributions from net investment income	(.005)	(.050)	(.076)	(.085)	(.046)
Distributions from net realized gain	(.026)	(.059)	–	–	–
Total distributions	(.031)	(.109)	(.076)	(.085)	(.046)
Net asset value, end of period	$8.24	$8.72	$8.88	$8.72	$8.52
Total ReturnC,D	(5.17)%	(.58)%	2.73%	3.36%	(.86)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.51%	1.51%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.51%	1.51%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.51%	1.51%	1.51%	1.51%	1.51%
Net investment income (loss)	(.15)%	.08%	.89%	1.20%	.57%
Supplemental Data
Net assets, end of period (in millions)	$27	$33	$43	$33	$52
Portfolio turnover rateG	52%	64%H	67%H	46%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.88	$8.72	$8.52	$8.64
Income from Investment Operations
Net investment income (loss)A,B	.078	.100	.171	.195	.140
Net realized and unrealized gain (loss)	(.442)	(.055)	.158	.181	(.123)
Total from investment operations	(.364)	.045	.329	.376	.017
Distributions from net investment income	(.070)	(.136)	(.169)	(.176)	(.137)
Distributions from net realized gain	(.026)	(.059)	–	–	–
Total distributions	(.096)	(.195)	(.169)	(.176)	(.137)
Net asset value, end of period	$8.27	$8.73	$8.88	$8.72	$8.52
Total ReturnC	(4.19)%	.51%	3.82%	4.47%	.20%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.91%	1.13%	1.95%	2.28%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$2,086	$2,568	$4,420	$5,017	$4,617
Portfolio turnover rateF	52%	64%G	67%G	46%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class I

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.89	$8.72	$8.53	$8.64
Income from Investment Operations
Net investment income (loss)A,B	.073	.095	.166	.191	.135
Net realized and unrealized gain (loss)	(.441)	(.065)	.168	.171	(.113)
Total from investment operations	(.368)	.030	.334	.362	.022
Distributions from net investment income	(.066)	(.131)	(.164)	(.172)	(.132)
Distributions from net realized gain	(.026)	(.059)	–	–	–
Total distributions	(.092)	(.190)	(.164)	(.172)	(.132)
Net asset value, end of period	$8.27	$8.73	$8.89	$8.72	$8.53
Total ReturnC	(4.24)%	.34%	3.88%	4.29%	.26%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	.86%	1.08%	1.89%	2.22%	1.58%
Supplemental Data
Net assets, end of period (in millions)	$253	$269	$291	$334	$367
Portfolio turnover rateF	52%	64%G	67%G	46%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class Z

Years ended August 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$8.88	$8.72	$8.51
Income from Investment Operations
Net investment income (loss)B,C	.085	.107	.178	.190
Net realized and unrealized gain (loss)	(.441)	(.055)	.159	.189
Total from investment operations	(.356)	.052	.337	.379
Distributions from net investment income	(.078)	(.143)	(.177)	(.169)
Distributions from net realized gain	(.026)	(.059)	–	–
Total distributions	(.104)	(.202)	(.177)	(.169)
Net asset value, end of period	$8.27	$8.73	$8.88	$8.72
Total ReturnD,E	(4.10)%	.60%	3.91%	4.50%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%	.36%	.36%	.36%H
Net investment income (loss)	1.00%	1.22%	2.04%	2.43%H
Supplemental Data
Net assets, end of period (in millions)	$146	$155	$118	$116
Portfolio turnover rateI	52%	64%J	67%J	46%

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Short-Term Bond Fund	$31

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$605
Gross unrealized depreciation	(102,584)
Net unrealized appreciation (depreciation)	$(101,979)
Tax Cost	$2,888,712

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(22,523)
Net unrealized appreciation (depreciation) on securities and other investments	$(101,979)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(12,394)
Long-term	(10,129)
Total capital loss carryforward	$(22,523)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$24,230	$ 72,511
Long-term Capital Gains	9,881	8,219
Total	$34,111	$ 80,730

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Fund	865,992	1,129,839

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$338	$49
Class M	-%	.15%	93	–(a)
Class C	.75%	.25%	294	30
			$725	$79

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$59
Class M	4
Class C(a)	1
$64

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$333.15
Class M	95.15
Class C	46.16
Short-Term Bond	2,311.10
Class I	372.15
Class Z	75.05
	$3,232

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Short-Term Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Short-Term Bond Fund	179,602	31,279	1,585,887	Short-Term Bond

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Bond Fund	$1	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$60

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Short-Term Bond Fund
Distributions to shareholders
Class A	$2,129	$4,730
Class M	583	1,451
Class C	119	593
Short-Term Bond	26,668	64,521
Class I	2,734	6,419
Class Z	1,878	3,016
Total	$34,111	$80,730

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Short-Term Bond Fund
Class A
Shares sold	19,288	21,318	$163,691	$187,232
Reinvestment of distributions	234	497	1,991	4,372
Shares redeemed	(19,072)	(19,965)	(162,116)	(175,183)
Net increase (decrease)	450	1,850	$3,566	$16,421
Class M
Shares sold	1,266	1,964	$10,745	$17,250
Reinvestment of distributions	65	158	558	1,394
Shares redeemed	(2,054)	(2,691)	(17,437)	(23,615)
Net increase (decrease)	(723)	(569)	$(6,134)	$(4,971)
Class C
Shares sold	1,751	3,037	$14,829	$26,740
Reinvestment of distributions	13	65	115	575
Shares redeemed	(2,316)	(4,172)	(19,617)	(36,575)
Net increase (decrease)	(552)	(1,070)	$(4,673)	$(9,260)
Short-Term Bond
Shares sold	41,855	122,473	$354,127	$1,073,926
Reinvestment of distributions	2,640	6,408	22,511	56,377
Shares redeemed	(86,466)	(332,008)	(732,749)	(2,927,024)
Net increase (decrease)	(41,971)	(203,127)	$(356,111)	$(1,796,721)
Class I
Shares sold	17,325	24,796	$145,973	$217,926
Reinvestment of distributions	298	672	2,543	5,914
Shares redeemed	(17,812)	(27,388)	(150,956)	(240,315)
Net increase (decrease)	(189)	(1,920)	$(2,440)	$(16,475)
Class Z
Shares sold	9,084	8,846	$76,963	$77,587
Reinvestment of distributions	165	253	1,406	2,221
Shares redeemed	(9,349)	(4,660)	(79,406)	(40,837)
Net increase (decrease)	(100)	4,439	$(1,037)	$38,971

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Short-Term Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Short-Term Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Short-Term Bond Fund
Class A	.64%
Actual		$1,000.00	$976.40	$3.19
Hypothetical-C		$1,000.00	$1,021.98	$3.26
Class M	.65%
Actual		$1,000.00	$976.30	$3.24
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class C	1.50%
Actual		$1,000.00	$972.90	$7.46
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Short-Term Bond	.45%
Actual		$1,000.00	$977.30	$2.24
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.50%
Actual		$1,000.00	$977.10	$2.49
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class Z	.36%
Actual		$1,000.00	$978.90	$1.80
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 16.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $24,516,105 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $67,671,033 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

STP-ANN-1022
1.703606.125

Fidelity® U.S. Bond Index Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® U.S. Bond Index Fund	(11.52)%	0.49%	1.31%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® U.S. Bond Index Fund on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,700
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$11,390	Fidelity® U.S. Bond Index Fund
$11,436	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:   For the fiscal year ending August 31, 2022, the fund returned -11.52%, matching the return of the benchmark, the Bloomberg U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 12,600) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. Returns for all major categories of U.S. bonds were solidly negative for the year. Bond yields rose and prices fell as the U.S. Federal Reserve aggressively tightened monetary policy with interest rate hikes. The central bank raised the federal funds rate from zero at the start of the reporting period to a range of 2.25% to 2.50% by period end. Government bonds, including U.S. Treasuries, agency debentures and government agency-backed mortgage securities, outpaced riskier segments, including corporate-backed credit. Longer-term bonds suffered steeper declines than their shorter-term counterparts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	72.1%
AAA	3.2%
AA	2.4%
A	10.7%
BBB	12.2%
BB and Below	0.2%
Short-Term Investments and Net Other Assets*	(0.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*
Corporate Bonds	24.7%
U.S. Government and U.S. Government Agency Obligations	72.1%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	0.8%
Municipal Bonds	0.6%
Other Investments	2.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.8)%

 * Foreign investments - 5.6%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.7%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	$8,216	$7,058
2.25% 2/1/32	13,533	10,921
2.75% 6/1/31	14,741	12,630
2.95% 7/15/26	6,356	6,049
3.3% 2/1/52	14,016	10,069
3.5% 6/1/41	7,559	5,958
3.5% 9/15/53	25,048	18,466
3.55% 9/15/55	54,468	39,881
3.65% 6/1/51	11,600	8,876
3.65% 9/15/59	31,190	22,609
3.8% 2/15/27	7,149	7,013
4.35% 6/15/45	5,085	4,384
4.5% 3/9/48	6,502	5,701
4.65% 6/1/44	6,251	5,607
British Telecommunications PLC 9.625% 12/15/30 (a)	12,479	15,379
Orange SA 5.5% 2/6/44	2,383	2,496
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	10,645	10,326
4.895% 3/6/48	3,000	2,484
5.213% 3/8/47	5,203	4,501
5.52% 3/1/49	2,700	2,424
7.045% 6/20/36	2,065	2,257
Verizon Communications, Inc.:
1.5% 9/18/30	3,190	2,541
1.68% 10/30/30	2,665	2,119
2.355% 3/15/32	46,571	38,207
2.55% 3/21/31	41,913	35,425
2.987% 10/30/56	69,319	46,596
3.55% 3/22/51	8,661	6,807
4.125% 3/16/27	5,561	5,524
4.272% 1/15/36	19,285	17,776
4.329% 9/21/28	12,151	11,991
4.4% 11/1/34	2,999	2,837
4.75% 11/1/41	795	752
5.012% 4/15/49	913	906
5.012% 8/21/54	9,975	10,003
		386,573
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	8,297	7,167
2.65% 1/13/31	12,615	11,120
2.75% 9/1/49	8,288	5,950
3.5% 5/13/40	5,423	4,621
3.6% 1/13/51	5,404	4,526
3.7% 10/15/25	5,561	5,523
3.8% 5/13/60	5,423	4,561
4.7% 3/23/50	3,867	3,867
5.4% 10/1/43	3,078	3,294
6.15% 3/1/37	3,142	3,530
6.15% 2/15/41	8,340	9,541
		63,700
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	5,896	5,388
1.1% 8/15/30	11,696	9,526
1.998% 8/15/26	1,827	1,720
2.05% 8/15/50	11,696	7,708
Baidu, Inc. 3.425% 4/7/30	9,666	8,752
Meta Platforms, Inc.:
3.5% 8/15/27 (b)	6,820	6,607
3.85% 8/15/32 (b)	7,620	7,166
4.45% 8/15/52 (b)	12,000	10,923
		57,790
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	20,299	16,445
3.5% 6/1/41	26,758	18,542
3.7% 4/1/51	7,027	4,689
4.2% 3/15/28	8,737	8,237
4.908% 7/23/25	6,338	6,316
5.05% 3/30/29	4,833	4,653
5.125% 7/1/49	9,816	7,964
5.375% 5/1/47	4,534	3,864
5.75% 4/1/48	4,154	3,696
6.384% 10/23/35	10,684	10,575
6.484% 10/23/45	3,725	3,556
Comcast Corp.:
1.5% 2/15/31	11,310	9,083
1.95% 1/15/31	2,030	1,685
2.35% 1/15/27	18,905	17,603
2.45% 8/15/52	11,310	7,329
2.65% 2/1/30	6,264	5,538
2.8% 1/15/51	6,476	4,479
2.887% 11/1/51	15,309	10,778
2.937% 11/1/56	57,662	39,067
2.987% 11/1/63	9,051	6,052
3.15% 3/1/26	3,972	3,866
3.3% 2/1/27	9,461	9,133
3.375% 8/15/25	10,882	10,701
3.4% 4/1/30	5,800	5,415
3.45% 2/1/50	5,896	4,649
3.7% 4/15/24	8,238	8,210
3.75% 4/1/40	4,644	4,030
3.969% 11/1/47	4,131	3,548
4% 3/1/48	9,532	8,175
4.15% 10/15/28	14,973	14,842
Discovery Communications LLC:
3.25% 4/1/23	1,858	1,847
3.625% 5/15/30	9,512	8,334
4% 9/15/55	9,083	6,018
4.65% 5/15/50	9,512	7,226
5.2% 9/20/47	6,673	5,465
Fox Corp.:
4.03% 1/25/24	3,734	3,724
4.709% 1/25/29	8,245	8,160
5.476% 1/25/39	3,027	2,976
5.576% 1/25/49	7,398	7,153
Magallanes, Inc.:
3.755% 3/15/27 (b)	8,767	8,189
4.279% 3/15/32 (b)	14,937	13,015
5.05% 3/15/42 (b)	8,564	7,001
5.141% 3/15/52 (b)	23,164	18,540
Paramount Global:
3.375% 2/15/28	8,381	7,825
4% 1/15/26	4,766	4,689
4.2% 6/1/29	7,143	6,791
4.375% 3/15/43	2,093	1,579
4.6% 1/15/45	5,799	4,500
4.95% 1/15/31	13,185	12,479
Time Warner Cable LLC:
4.5% 9/15/42	8,737	6,604
7.3% 7/1/38	3,177	3,264
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,059	3,740
3% 7/30/46	3,575	2,719
3.15% 9/17/25	7,522	7,353
4.125% 6/1/44	4,528	4,154
		426,065
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.625% 4/22/29	6,667	6,258
6.125% 11/15/37	6,645	7,128
Rogers Communications, Inc.:
2.9% 11/15/26	1,986	1,871
3.625% 12/15/25	1,589	1,543
3.7% 11/15/49	4,833	3,662
3.8% 3/15/32 (b)	23,199	21,174
4.1% 10/1/23	3,833	3,833
5.45% 10/1/43	4,588	4,419
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	11,928	10,352
3.3% 2/15/51	11,928	8,542
3.5% 4/15/25	6,979	6,815
3.75% 4/15/27	6,689	6,414
3.875% 4/15/30	6,689	6,182
4.375% 4/15/40	6,689	5,900
4.5% 4/15/50	11,522	10,054
Vodafone Group PLC:
4.375% 5/30/28	20,333	20,096
5.125% 6/19/59	5,220	4,827
5.25% 5/30/48	18,988	17,527
		146,597

TOTAL COMMUNICATION SERVICES		1,080,725

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,305	8,619
2% 3/24/28	2,000	1,775
2.3% 9/9/26	3,972	3,705
2.9% 2/16/24	2,000	1,973
3.55% 1/12/24	21,383	21,310
Daimler Finance North America LLC 8.5% 1/18/31	2,000	2,527
General Motors Co.:
5% 10/1/28	5,463	5,310
5.2% 4/1/45	3,392	2,854
5.6% 10/15/32	2,000	1,915
5.95% 4/1/49	5,027	4,668
6.6% 4/1/36	4,639	4,681
6.75% 4/1/46	5,684	5,702
6.8% 10/1/27	10,536	11,228
General Motors Financial Co., Inc.:
2.35% 1/8/31	2,000	1,549
2.4% 4/10/28	2,000	1,692
2.4% 10/15/28	1,700	1,414
3.25% 1/5/23	5,719	5,710
3.85% 1/5/28	5,561	5,106
4% 1/15/25	4,902	4,841
4% 10/6/26	2,923	2,807
4.3% 7/13/25	9,850	9,728
4.35% 1/17/27	6,356	6,137
5.65% 1/17/29	16,996	16,964
Honda Motor Co. Ltd. 2.534% 3/10/27	14,164	13,232
Toyota Motor Corp.:
0.681% 3/25/24	22,010	20,997
2.358% 7/2/24	4,930	4,812
2.362% 3/25/31	10,633	9,306
		180,562
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32	2,000	1,660
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,903	1,598
Duke University 2.832% 10/1/55	3,714	2,776
George Washington University:
4.126% 9/15/48	5,575	5,094
4.3% 9/15/44	1,589	1,442
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,694	3,552
4.3% 2/21/48	3,948	3,342
Massachusetts Institute of Technology:
2.989% 7/1/50	3,722	2,986
3.885% 7/1/2116	2,248	1,809
3.959% 7/1/38	3,753	3,614
Northwestern University:
3.662% 12/1/57	4,398	3,785
4.643% 12/1/44	2,661	2,717
President and Fellows of Harvard College:
3.3% 7/15/56	3,852	3,152
3.619% 10/1/37	795	736
Rice University 3.774% 5/15/55	1,510	1,364
Trustees of Princeton Univ. 5.7% 3/1/39	795	928
University Notre Dame du Lac 3.438% 2/15/45	2,646	2,325
University of Chicago 3% 10/1/52	5,027	3,887
University of Southern California:
2.945% 10/1/51	9,096	6,885
5.25% 10/1/2111	1,589	1,647
		53,639
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc.:
2.95% 3/15/31	2,000	1,673
3.25% 2/15/30	6,863	5,935
Marriott International, Inc. 2.85% 4/15/31	17,100	14,237
McDonald's Corp.:
3.3% 7/1/25	4,790	4,709
3.5% 7/1/27	7,617	7,394
3.6% 7/1/30	5,684	5,389
3.625% 9/1/49	9,831	7,960
3.7% 1/30/26	13,400	13,269
4.2% 4/1/50	4,766	4,219
4.45% 3/1/47	4,511	4,186
4.875% 12/9/45	4,313	4,223
6.3% 3/1/38	5,596	6,350
Metropolitan Museum of Art 3.4% 7/1/45	2,383	2,042
Starbucks Corp.:
2% 3/12/27	9,502	8,659
2.45% 6/15/26	7,944	7,529
3% 2/14/32	4,900	4,282
3.5% 11/15/50	3,287	2,530
3.8% 8/15/25	5,520	5,496
3.85% 10/1/23	1,489	1,491
4% 11/15/28	5,561	5,435
4.5% 11/15/48	3,734	3,386
		120,394
Household Durables - 0.0%
Lennar Corp. 4.75% 11/29/27	6,283	6,114
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	16,568	13,786
3.15% 2/9/51	17,076	11,371
Amazon.com, Inc.:
0.8% 6/3/25	8,758	8,092
1% 5/12/26	5,087	4,606
1.5% 6/3/30	15,466	12,868
2.1% 5/12/31	7,251	6,238
2.4% 2/22/23	12,590	12,531
2.5% 6/3/50	5,085	3,538
2.8% 8/22/24	5,147	5,083
2.875% 5/12/41	11,700	9,334
3.1% 5/12/51	5,251	4,091
3.15% 8/22/27	8,309	8,023
3.6% 4/13/32	2,000	1,917
3.875% 8/22/37	8,728	8,190
4.05% 8/22/47	15,112	14,022
4.25% 8/22/57	7,208	6,764
4.8% 12/5/34	6,766	7,136
eBay, Inc.:
2.6% 5/10/31	2,000	1,657
2.7% 3/11/30	2,000	1,724
		140,971
Multiline Retail - 0.1%
Dollar Tree, Inc.:
4% 5/15/25	6,356	6,295
4.2% 5/15/28	8,178	7,967
Kohl's Corp.:
4.25% 7/17/25	2,900	2,780
5.55% 7/17/45	1,500	1,035
9.5% 5/15/25	1,257	1,304
Target Corp.:
3.9% 11/15/47	11,736	10,434
4% 7/1/42	5,561	5,104
		34,919
Specialty Retail - 0.4%
AutoNation, Inc.:
2.4% 8/1/31	1,000	767
3.85% 3/1/32	6,090	5,218
AutoZone, Inc.:
3.125% 7/15/23	3,038	3,018
3.25% 4/15/25	3,177	3,085
3.625% 4/15/25	9,202	9,061
3.75% 6/1/27	4,611	4,502
4% 4/15/30	9,521	9,038
Lowe's Companies, Inc.:
1.3% 4/15/28	6,380	5,413
1.7% 10/15/30	9,666	7,748
3.65% 4/5/29	10,507	9,924
3.7% 4/15/46	2,780	2,209
3.75% 4/1/32	32,063	29,528
4.05% 5/3/47	9,135	7,618
4.5% 4/15/30	9,618	9,478
O'Reilly Automotive, Inc.:
3.85% 6/15/23	2,244	2,242
4.7% 6/15/32	8,100	8,023
The Home Depot, Inc.:
2.375% 3/15/51	5,207	3,419
2.5% 4/15/27	9,637	9,102
2.8% 9/14/27	3,972	3,772
2.95% 6/15/29	16,616	15,512
3% 4/1/26	7,967	7,734
3.125% 12/15/49	5,317	4,079
3.3% 4/15/40	6,833	5,718
3.75% 2/15/24	5,343	5,356
3.9% 12/6/28	4,575	4,535
3.9% 6/15/47	6,813	5,990
4.2% 4/1/43	1,251	1,147
4.25% 4/1/46	2,606	2,415
4.5% 12/6/48	5,934	5,777
4.875% 2/15/44	2,283	2,291
5.875% 12/16/36	13,741	15,429
		209,148
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	4,969	4,808
2.85% 3/27/30	4,775	4,387
3.25% 3/27/40	9,666	8,194
3.375% 11/1/46	3,575	3,019
3.375% 3/27/50	4,775	3,976
Tapestry, Inc. 3.05% 3/15/32	2,320	1,848
		26,232

TOTAL CONSUMER DISCRETIONARY		773,639

CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	4,567	4,207
4.7% 2/1/36	3,868	3,742
4.9% 2/1/46	14,442	13,711
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	5,000	4,700
4.439% 10/6/48	5,873	5,221
4.6% 4/15/48	14,894	13,508
5.55% 1/23/49	33,724	35,063
5.8% 1/23/59 (Reg. S)	11,081	11,818
8.2% 1/15/39	2,224	2,890
Constellation Brands, Inc.:
3.5% 5/9/27	7,944	7,590
3.7% 12/6/26	5,997	5,806
4.75% 5/9/32	5,000	4,928
5.25% 11/15/48	5,751	5,597
Diageo Capital PLC:
1.375% 9/29/25	11,020	10,206
2% 4/29/30	11,793	10,081
2.125% 4/29/32	10,633	8,831
Dr. Pepper Snapple Group, Inc. 3.8% 5/1/50	2,513	1,954
Molson Coors Beverage Co.:
3% 7/15/26	13,822	12,949
4.2% 7/15/46	10,509	8,650
PepsiCo, Inc.:
1.4% 2/25/31	12,450	10,164
1.625% 5/1/30	34,299	28,938
2.375% 10/6/26	5,362	5,085
3% 10/15/27	14,466	13,985
3.6% 8/13/42	2,383	2,109
3.875% 3/19/60	4,833	4,600
4.25% 10/22/44	4,766	4,536
4.45% 4/14/46	4,607	4,603
The Coca-Cola Co.:
1.375% 3/15/31	9,666	7,861
1.45% 6/1/27	6,650	6,006
1.65% 6/1/30	6,660	5,622
2.5% 6/1/40	6,660	5,138
2.5% 3/15/51	4,833	3,434
2.6% 6/1/50	6,660	4,848
2.75% 6/1/60	6,660	4,745
		283,126
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	13,997	12,554
1.6% 4/20/30	2,000	1,684
1.75% 4/20/32	2,000	1,645
2.75% 5/18/24	4,766	4,724
Kroger Co.:
1.7% 1/15/31	4,215	3,358
2.65% 10/15/26	2,264	2,137
3.5% 2/1/26	3,177	3,111
3.95% 1/15/50	2,900	2,460
5.15% 8/1/43	2,165	2,114
5.4% 1/15/49	5,171	5,339
Sysco Corp.:
3.3% 7/15/26	2,606	2,522
3.3% 2/15/50	11,213	8,257
3.75% 10/1/25	4,528	4,478
6.6% 4/1/40	7,830	8,990
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	9,966	8,880
3.45% 6/1/26	3,972	3,852
4.65% 6/1/46	4,369	3,740
Walmart, Inc.:
2.95% 9/24/49	5,027	3,988
3.3% 4/22/24	15,092	15,023
3.4% 6/26/23	7,435	7,454
3.7% 6/26/28	9,771	9,661
4.05% 6/29/48	14,433	13,841
4.3% 4/22/44	4,766	4,554
5.625% 4/1/40	1,589	1,808
5.625% 4/15/41	3,654	4,151
6.5% 8/15/37	6,573	8,155
		148,480
Food Products - 0.3%
Campbell Soup Co. 4.8% 3/15/48	11,120	10,346
Conagra Brands, Inc.:
3.2% 1/25/23	3,652	3,642
4.3% 5/1/24	7,126	7,123
4.85% 11/1/28	10,827	10,713
5.3% 11/1/38	3,936	3,741
5.4% 11/1/48	7,130	6,802
General Mills, Inc.:
2.875% 4/15/30	5,778	5,162
3% 2/1/51	4,854	3,542
4.2% 4/17/28	13,662	13,588
Kellogg Co.:
3.25% 4/1/26	2,955	2,867
4.3% 5/15/28	4,766	4,712
Kraft Heinz Foods Co.:
3.875% 5/15/27	28,999	28,024
4.375% 6/1/46	14,500	12,317
5% 6/4/42	9,800	9,132
Tyson Foods, Inc.:
3.95% 8/15/24	6,017	5,998
4% 3/1/26	5,854	5,788
4.35% 3/1/29	7,149	7,054
5.1% 9/28/48	7,408	7,325
Unilever Capital Corp.:
1.375% 9/14/30	14,582	11,761
2% 7/28/26	1,716	1,604
3.1% 7/30/25	2,383	2,338
		163,579
Household Products - 0.2%
Colgate-Palmolive Co.:
3.1% 8/15/25	2,000	1,966
3.25% 3/15/24	7,944	7,903
Kimberly-Clark Corp.:
1.05% 9/15/27	16,774	14,683
2.4% 6/1/23	6,356	6,303
3.1% 3/26/30	3,346	3,109
3.2% 7/30/46	1,986	1,594
3.95% 11/1/28	6,766	6,730
6.625% 8/1/37	1,200	1,451
Procter & Gamble Co.:
1% 4/23/26	9,135	8,393
1.95% 4/23/31	14,500	12,491
2.85% 8/11/27	3,575	3,433
3% 3/25/30	9,868	9,287
3.1% 8/15/23	7,944	7,910
5.55% 3/5/37	2,000	2,284
		87,537
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	13,533	11,400
Tobacco - 0.2%
Altria Group, Inc.:
3.8% 2/14/24	3,694	3,685
3.875% 9/16/46	7,944	5,509
4.25% 8/9/42	7,768	5,821
4.8% 2/14/29	10,541	10,207
5.8% 2/14/39	7,428	6,870
5.95% 2/14/49	8,261	7,414
BAT Capital Corp.:
3.222% 8/15/24	8,182	7,992
3.557% 8/15/27	16,817	15,449
4.39% 8/15/37	8,622	6,820
4.54% 8/15/47	13,298	9,707
4.758% 9/6/49	9,666	7,260
Philip Morris International, Inc.:
2.125% 5/10/23	2,462	2,437
2.75% 2/25/26	2,979	2,827
3.6% 11/15/23	2,916	2,909
3.875% 8/21/42	3,833	2,883
4.125% 3/4/43	7,944	6,248
4.875% 11/15/43	4,766	4,137
6.375% 5/16/38	1,152	1,192
Reynolds American, Inc.:
4.45% 6/12/25	5,607	5,554
4.85% 9/15/23	1,430	1,438
5.85% 8/15/45	3,368	2,846
7.25% 6/15/37	5,735	5,894
		125,099

TOTAL CONSUMER STAPLES		819,221

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	19,106	15,886
5.125% 9/15/40	1,589	1,536
Halliburton Co.:
2.92% 3/1/30	7,656	6,766
3.8% 11/15/25	203	201
5% 11/15/45	5,989	5,456
7.45% 9/15/39	1,192	1,380
		31,225
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp. 5.1% 9/1/40	2,383	2,026
Boardwalk Pipelines LP 4.95% 12/15/24	3,774	3,795
BP Capital Markets PLC:
2.5% 11/6/22	2,383	2,380
3.279% 9/19/27	10,121	9,691
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,260	9,211
3.9% 2/1/25	1,489	1,465
4.95% 6/1/47	5,084	4,808
5.85% 2/1/35	9,570	9,531
6.25% 3/15/38	5,441	5,685
Cenovus Energy, Inc.:
2.65% 1/15/32	5,664	4,649
4.25% 4/15/27	7,547	7,434
5.4% 6/15/47	7,466	7,235
6.75% 11/15/39	1,589	1,737
Chevron Corp.:
1.141% 5/11/23	6,206	6,101
1.554% 5/11/25	5,916	5,582
1.995% 5/11/27	4,949	4,575
2.236% 5/11/30	5,916	5,183
2.895% 3/3/24	18,691	18,494
2.954% 5/16/26	8,737	8,463
2.978% 5/11/40	4,949	3,908
3.078% 5/11/50	5,916	4,708
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,480	3,155
4.95% 8/15/47	10,963	11,088
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,641	2,630
ConocoPhillips Co.:
5.95% 3/15/46	4,766	5,422
6.5% 2/1/39	5,981	7,025
DCP Midstream Operating LP 3.875% 3/15/23	2,999	2,992
Devon Energy Corp.:
5% 6/15/45	13,220	12,176
5.6% 7/15/41	2,283	2,256
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	9,666	7,709
Enbridge, Inc.:
3.5% 6/10/24	2,244	2,218
5.5% 12/1/46	11,511	11,793
Energy Transfer LP:
3.6% 2/1/23	6,792	6,783
3.75% 5/15/30	13,291	11,945
3.9% 7/15/26	5,974	5,714
4.95% 6/15/28	7,490	7,362
5% 5/15/50	14,074	12,078
5.15% 3/15/45	6,356	5,480
5.3% 4/1/44	4,607	4,040
5.4% 10/1/47	4,369	3,892
5.8% 6/15/38	6,960	6,518
6% 6/15/48	15,589	14,816
6.25% 4/15/49	2,315	2,268
Enterprise Products Operating LP:
3.3% 2/15/53	3,026	2,245
3.7% 2/15/26	1,405	1,387
3.95% 2/15/27	20,557	20,331
4.2% 1/31/50	4,727	4,008
4.25% 2/15/48	15,839	13,514
4.8% 2/1/49	5,834	5,365
4.85% 8/15/42	1,986	1,867
4.85% 3/15/44	3,972	3,667
4.9% 5/15/46	3,400	3,170
5.7% 2/15/42	1,589	1,617
7.55% 4/15/38	1,589	1,870
EOG Resources, Inc. 4.15% 1/15/26	4,448	4,452
Equinor ASA:
2.375% 5/22/30	9,144	8,024
3.125% 4/6/30	7,926	7,332
3.625% 9/10/28	9,596	9,362
3.7% 3/1/24	2,899	2,898
3.7% 4/6/50	12,681	11,008
5.1% 8/17/40	1,589	1,652
Exxon Mobil Corp.:
1.571% 4/15/23	28,999	28,674
2.726% 3/1/23	7,944	7,923
3.043% 3/1/26	6,618	6,445
3.452% 4/15/51	3,316	2,736
3.482% 3/19/30	19,333	18,503
3.567% 3/6/45	5,282	4,470
Hess Corp.:
3.5% 7/15/24	3,019	2,974
5.6% 2/15/41	2,701	2,606
5.8% 4/1/47	3,383	3,357
6% 1/15/40	2,000	2,037
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,691	9,669
3.5% 9/1/23	1,589	1,581
4.25% 9/1/24	11,915	11,902
4.7% 11/1/42	3,019	2,594
5% 3/1/43	795	720
5.5% 3/1/44	5,558	5,189
5.625% 9/1/41	795	750
6.55% 9/15/40	2,383	2,469
Kinder Morgan, Inc.:
4.3% 3/1/28	7,919	7,736
4.8% 2/1/33	1,000	963
5.2% 3/1/48	6,974	6,483
5.3% 12/1/34	6,792	6,647
5.55% 6/1/45	7,733	7,522
Magellan Midstream Partners LP:
4.25% 9/15/46	4,369	3,601
5% 3/1/26	2,383	2,415
Marathon Oil Corp.:
5.2% 6/1/45	3,972	3,611
6.6% 10/1/37	2,000	2,100
Marathon Petroleum Corp.:
4.5% 4/1/48	4,630	3,878
4.7% 5/1/25	17,399	17,510
6.5% 3/1/41	795	858
MPLX LP:
4.125% 3/1/27	7,506	7,277
4.7% 4/15/48	15,489	13,216
4.8% 2/15/29	7,300	7,126
5.2% 3/1/47	4,861	4,429
5.5% 2/15/49	6,892	6,562
ONEOK, Inc.:
3.4% 9/1/29	1,300	1,152
4.45% 9/1/49	4,640	3,713
4.95% 7/13/47	4,647	4,000
5.2% 7/15/48	2,399	2,142
Ovintiv, Inc. 6.5% 2/1/38	7,055	7,228
Phillips 66 Co.:
0.9% 2/15/24	2,000	1,912
3.85% 4/9/25	2,000	1,983
4.875% 11/15/44	795	761
5.875% 5/1/42	7,547	8,077
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,719	5,583
4.65% 10/15/25	9,730	9,622
4.9% 2/15/45	1,509	1,221
6.65% 1/15/37	2,220	2,226
Shell International Finance BV:
2% 11/7/24	7,830	7,571
2.375% 11/7/29	26,293	23,184
3.125% 11/7/49	11,116	8,642
3.25% 5/11/25	11,249	11,062
3.5% 11/13/23	5,561	5,550
3.875% 11/13/28	6,766	6,635
4% 5/10/46	3,177	2,830
4.375% 5/11/45	10,565	9,868
6.375% 12/15/38	5,337	6,207
Spectra Energy Partners LP:
3.375% 10/15/26	12,956	12,343
4.75% 3/15/24	3,833	3,853
Suncor Energy, Inc.:
4% 11/15/47	3,972	3,316
6.8% 5/15/38	6,708	7,394
6.85% 6/1/39	1,589	1,768
The Williams Companies, Inc.:
3.75% 6/15/27	18,557	17,905
3.9% 1/15/25	2,800	2,765
4.55% 6/24/24	4,507	4,517
4.85% 3/1/48	6,697	6,037
5.75% 6/24/44	1,509	1,523
Total Capital International SA:
2.7% 1/25/23	1,509	1,501
3.127% 5/29/50	2,832	2,183
3.455% 2/19/29	16,952	16,215
3.461% 7/12/49	5,181	4,249
3.75% 4/10/24	1,589	1,591
TransCanada PipeLines Ltd.:
4.75% 5/15/38	8,334	7,884
4.875% 1/15/26	3,972	4,006
4.875% 5/15/48	3,908	3,721
5.1% 3/15/49	2,778	2,752
6.1% 6/1/40	5,321	5,676
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,640	4,147
3.95% 5/15/50	4,640	3,845
4.45% 8/1/42	6,157	5,498
4.6% 3/15/48	3,177	2,880
Valero Energy Corp.:
2.85% 4/15/25	13,126	12,708
4% 4/1/29	7,408	7,046
4% 6/1/52	5,100	4,114
6.625% 6/15/37	6,305	6,841
		885,770

TOTAL ENERGY		916,995

FINANCIALS - 8.6%
Banks - 4.7%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	5,647
Banco Santander SA:
1.849% 3/25/26	13,000	11,566
2.958% 3/25/31	14,400	11,761
3.225% 11/22/32 (c)	6,200	4,739
4.175% 3/24/28 (c)	5,000	4,692
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	20,058	18,808
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	39,149	36,532
1.658% 3/11/27 (c)	15,408	13,808
1.734% 7/22/27 (c)	19,987	17,736
2.087% 6/14/29 (c)	4,543	3,862
2.299% 7/21/32 (c)	7,772	6,204
2.482% 9/21/36 (c)	1,100	853
2.651% 3/11/32 (c)	14,674	12,166
2.676% 6/19/41 (c)	11,660	8,349
2.687% 4/22/32 (c)	7,115	5,898
2.831% 10/24/51 (c)	7,984	5,418
2.972% 7/21/52 (c)	7,772	5,426
3.004% 12/20/23 (c)	8,417	8,386
3.194% 7/23/30 (c)	38,178	33,983
3.248% 10/21/27	2,979	2,811
3.311% 4/22/42 (c)	8,400	6,553
3.366% 1/23/26 (c)	20,987	20,292
3.419% 12/20/28 (c)	24,064	22,290
3.593% 7/21/28 (c)	8,818	8,301
3.705% 4/24/28 (c)	6,991	6,641
3.846% 3/8/37 (c)	5,703	4,905
3.864% 7/23/24 (c)	19,303	19,199
3.97% 3/5/29 (c)	17,399	16,469
3.974% 2/7/30 (c)	11,231	10,538
4% 4/1/24	3,864	3,869
4% 1/22/25	4,766	4,727
4.083% 3/20/51 (c)	5,027	4,310
4.1% 7/24/23	5,561	5,570
4.183% 11/25/27	12,307	11,999
4.2% 8/26/24	6,752	6,741
4.244% 4/24/38 (c)	2,000	1,799
4.25% 10/22/26	3,177	3,129
4.271% 7/23/29 (c)	14,306	13,683
4.33% 3/15/50 (c)	10,398	9,299
4.443% 1/20/48 (c)	12,114	11,064
4.45% 3/3/26	10,327	10,285
4.948% 7/22/28 (c)	5,000	4,995
5% 1/21/44	4,265	4,142
5.015% 7/22/33 (c)	8,900	8,817
5.875% 2/7/42	2,610	2,832
6.11% 1/29/37	6,621	7,019
7.75% 5/14/38	3,317	4,097
Bank of Montreal:
3.3% 2/5/24	12,876	12,753
3.803% 12/15/32 (c)	9,260	8,434
Bank of Nova Scotia:
3.4% 2/11/24	32,120	31,839
4.5% 12/16/25	12,615	12,582
Barclays PLC:
2.279% 11/24/27 (c)	14,500	12,735
2.852% 5/7/26 (c)	10,633	9,955
2.894% 11/24/32 (c)	15,080	11,827
3.932% 5/7/25 (c)	12,593	12,310
4.337% 1/10/28	4,602	4,351
4.375% 1/12/26	4,289	4,204
4.836% 5/9/28	7,626	7,194
4.95% 1/10/47	12,837	11,802
5.25% 8/17/45	4,602	4,277
BB&T Corp. 3.75% 12/6/23	13,978	13,999
BPCE SA 4% 4/15/24	1,716	1,708
Canadian Imperial Bank of Commerce 3.6% 4/7/32	11,525	10,527
Capital One Bank NA 3.375% 2/15/23	2,079	2,074
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	15,887	15,859
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	18,312	16,995
1.122% 1/28/27 (c)	14,113	12,457
2.561% 5/1/32 (c)	11,986	9,803
3.106% 4/8/26 (c)	24,746	23,769
3.668% 7/24/28 (c)	32,410	30,524
3.7% 1/12/26	10,841	10,577
3.785% 3/17/33 (c)	5,600	5,034
3.887% 1/10/28 (c)	3,575	3,423
3.98% 3/20/30 (c)	28,276	26,448
4.125% 7/25/28	17,365	16,556
4.4% 6/10/25	3,177	3,163
4.412% 3/31/31 (c)	7,733	7,379
4.45% 9/29/27	28,129	27,425
4.6% 3/9/26	4,766	4,755
4.65% 7/23/48	11,261	10,615
4.75% 5/18/46	6,251	5,630
5.3% 5/6/44	1,589	1,546
5.5% 9/13/25	3,972	4,075
5.875% 1/30/42	4,328	4,587
8.125% 7/15/39	6,356	8,299
Citizens Financial Group, Inc. 2.638% 9/30/32	1,502	1,195
Comerica, Inc. 3.8% 7/22/26	2,899	2,824
Discover Bank 4.2% 8/8/23	5,753	5,757
Export-Import Bank of Korea:
0.625% 2/9/26	20,831	18,642
1.125% 12/29/26	3,300	2,934
2.375% 6/25/24	3,000	2,921
2.875% 1/21/25	6,037	5,874
Fifth Third Bancorp:
2.55% 5/5/27	11,793	10,864
4.772% 7/28/30 (c)	6,100	6,048
8.25% 3/1/38	1,651	2,128
HSBC Holdings PLC:
2.013% 9/22/28 (c)	38,714	32,731
2.099% 6/4/26 (c)	14,500	13,362
3.803% 3/11/25 (c)	25,805	25,312
3.9% 5/25/26	8,737	8,503
4.25% 3/14/24	5,200	5,184
4.25% 8/18/25	4,602	4,532
4.292% 9/12/26 (c)	36,971	35,914
4.375% 11/23/26	22,797	22,303
4.755% 6/9/28 (c)	5,000	4,822
4.762% 3/29/33 (c)	6,100	5,425
4.95% 3/31/30	11,528	11,184
5.25% 3/14/44	3,946	3,597
6.5% 9/15/37	8,340	8,656
6.8% 6/1/38	4,833	5,148
HSBC U.S.A., Inc. 3.5% 6/23/24	5,561	5,505
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,100	3,030
Huntington National Bank 4.552% 5/17/28 (c)	10,000	9,932
ING Groep NV:
1.726% 4/1/27 (c)	7,323	6,484
2.727% 4/1/32 (c)	7,404	6,090
4.252% 3/28/33 (c)	7,800	7,202
Japan Bank International Cooperation:
0.625% 5/22/23	22,522	22,037
1.25% 1/21/31	31,080	25,618
1.875% 7/21/26	3,260	3,016
2.125% 2/10/25	1,716	1,652
2.25% 11/4/26	4,486	4,190
2.375% 4/20/26	10,372	9,812
2.75% 1/21/26	2,720	2,616
2.875% 6/1/27	6,038	5,793
3.25% 7/20/28	7,150	6,919
3.375% 10/31/23	25,810	25,687
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	35,959	33,507
1.47% 9/22/27 (c)	23,779	20,824
1.953% 2/4/32 (c)	12,760	10,116
2.083% 4/22/26 (c)	29,270	27,372
2.522% 4/22/31 (c)	9,521	8,054
2.545% 11/8/32 (c)	18,588	15,284
2.95% 10/1/26	20,041	19,063
2.956% 5/13/31 (c)	9,908	8,492
3.109% 4/22/51 (c)	11,841	8,546
3.22% 3/1/25 (c)	13,853	13,585
3.25% 9/23/22	3,177	3,177
3.3% 4/1/26	7,149	6,926
3.375% 5/1/23	1,509	1,506
3.509% 1/23/29 (c)	25,133	23,256
3.54% 5/1/28 (c)	13,504	12,720
3.559% 4/23/24 (c)	7,944	7,903
3.797% 7/23/24 (c)	11,002	10,940
3.875% 9/10/24	25,995	25,881
3.882% 7/24/38 (c)	3,575	3,141
3.9% 7/15/25	17,158	17,027
3.96% 1/29/27 (c)	9,666	9,404
3.964% 11/15/48 (c)	7,466	6,296
4.005% 4/23/29 (c)	16,311	15,431
4.125% 12/15/26	4,667	4,608
4.203% 7/23/29 (c)	34,701	33,269
4.323% 4/26/28 (c)	9,454	9,235
4.452% 12/5/29 (c)	9,705	9,349
4.586% 4/26/33 (c)	9,454	9,103
4.85% 2/1/44	3,972	3,922
4.912% 7/25/33 (c)	20,900	20,668
4.95% 6/1/45	7,581	7,264
5.5% 10/15/40	4,528	4,728
5.6% 7/15/41	1,192	1,267
5.625% 8/16/43	3,972	4,117
KeyBank NA 3.4% 5/20/26	4,289	4,098
KeyCorp 4.789% 6/1/33 (c)	7,300	7,110
Korea Development Bank:
0.4% 6/19/24	8,700	8,159
1.625% 1/19/31	10,633	8,829
Lloyds Banking Group PLC:
4.344% 1/9/48	11,915	9,731
4.582% 12/10/25	9,260	9,026
4.65% 3/24/26	6,831	6,665
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	8,941	7,877
2.309% 7/20/32 (c)	8,700	6,999
2.801% 7/18/24	6,482	6,308
3.195% 7/18/29	11,297	10,238
3.455% 3/2/23	14,568	14,561
3.751% 7/18/39	6,297	5,420
3.85% 3/1/26	538	526
3.961% 3/2/28	17,476	16,848
5.133% 7/20/33 (c)	6,600	6,624
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	9,183	8,072
2.226% 5/25/26 (c)	10,826	10,046
2.26% 7/9/32 (c)	9,086	7,174
2.591% 5/25/31 (c)	13,146	10,900
3.549% 3/5/23	9,532	9,529
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	6,766	6,510
3.754% 11/1/29 (c)	10,246	9,714
3.875% 9/12/23	3,260	3,241
4.445% 5/8/30 (c)	5,748	5,343
4.8% 4/5/26	10,366	10,308
5.516% 9/30/28 (c)	9,700	9,705
Oesterreichische Kontrollbank AG 0.375% 9/17/25	8,660	7,852
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	5,000	4,734
1.15% 8/13/26	10,008	8,977
2.2% 11/1/24	5,355	5,178
2.6% 7/23/26	19,333	18,254
3.5% 1/23/24	13,891	13,847
3.9% 4/29/24	4,488	4,484
Rabobank Nederland:
3.75% 7/21/26	15,291	14,583
4.375% 8/4/25	5,147	5,061
5.25% 5/24/41	2,383	2,574
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,504	13,469
3.375% 5/21/25	3,217	3,148
Royal Bank of Canada:
1.2% 4/27/26	8,922	8,017
2.05% 1/21/27	16,433	14,940
3.625% 5/4/27	7,900	7,623
4.65% 1/27/26	10,319	10,397
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,674	8,648
Santander UK Group Holdings PLC 2.469% 1/11/28 (c)	9,666	8,474
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	4,829
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,310	10,394
2.142% 9/23/30	11,020	8,755
2.174% 1/14/27	22,619	20,384
2.348% 1/15/25	7,153	6,814
2.75% 1/15/30	6,766	5,831
2.778% 10/18/22	5,997	5,995
3.05% 1/14/42	11,600	8,723
3.102% 1/17/23	30,299	30,256
3.936% 10/16/23	12,456	12,441
The Toronto-Dominion Bank:
2.65% 6/12/24	18,463	18,032
3.25% 3/11/24	24,166	23,878
3.5% 7/19/23	7,944	7,930
4.108% 6/8/27	9,800	9,695
Truist Financial Corp.:
1.267% 3/2/27 (c)	26,042	23,373
4.916% 7/28/33 (c)	4,850	4,642
U.S. Bancorp:
1.375% 7/22/30	9,666	7,723
2.677% 1/27/33 (c)	6,900	5,918
3% 7/30/29	8,603	7,762
3.1% 4/27/26	7,149	6,881
Wells Fargo & Co.:
2.164% 2/11/26 (c)	31,482	29,621
2.188% 4/30/26 (c)	23,344	21,851
2.406% 10/30/25 (c)	40,463	38,663
2.572% 2/11/31 (c)	18,666	15,810
3% 10/23/26	16,149	15,258
3.068% 4/30/41 (c)	14,113	10,803
3.3% 9/9/24	3,673	3,628
3.35% 3/2/33 (c)	4,543	3,966
3.526% 3/24/28 (c)	5,000	4,723
3.55% 9/29/25	3,368	3,310
3.584% 5/22/28 (c)	8,313	7,844
3.75% 1/24/24	34,064	33,962
3.9% 5/1/45	3,781	3,198
4.1% 6/3/26	2,562	2,515
4.4% 6/14/46	5,672	4,968
4.48% 1/16/24	3,030	3,050
4.54% 8/15/26 (c)	10,000	9,932
4.75% 12/7/46	12,709	11,604
4.897% 7/25/33 (c)	19,800	19,482
4.9% 11/17/45	7,663	7,080
5.013% 4/4/51 (c)	4,814	4,702
5.375% 11/2/43	5,336	5,321
5.606% 1/15/44	9,040	9,147
Westpac Banking Corp.:
1.953% 11/20/28	5,800	5,047
2.85% 5/13/26	3,774	3,612
3.3% 2/26/24	25,805	25,696
4.11% 7/24/34 (c)	9,666	8,694
4.421% 7/24/39	4,630	4,075
Zions Bancorp NA 4.5% 6/13/23	165	166
		2,608,929
Capital Markets - 1.9%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,774	3,706
Ares Capital Corp.:
2.15% 7/15/26	20,441	17,754
3.25% 7/15/25	5,027	4,713
Bank of New York Mellon Corp.:
1.8% 7/28/31	16,619	13,425
2.8% 5/4/26	4,472	4,322
2.95% 1/29/23	11,915	11,879
4.414% 7/24/26 (c)	17,300	17,377
BlackRock, Inc.:
2.1% 2/25/32	11,503	9,563
3.5% 3/18/24	2,303	2,297
Brookfield Finance, Inc. 2.724% 4/15/31	19,988	16,840
Charles Schwab Corp.:
0.75% 3/18/24	22,246	21,306
2% 3/20/28	16,771	15,056
2.45% 3/3/27	19,333	18,035
2.9% 3/3/32	6,200	5,465
CME Group, Inc.:
2.65% 3/15/32	2,803	2,462
5.3% 9/15/43	4,930	5,409
Credit Suisse AG 3.625% 9/9/24	7,884	7,694
Credit Suisse Group AG:
3.8% 6/9/23	15,887	15,809
4.55% 4/17/26	6,985	6,696
4.875% 5/15/45	8,979	7,233
Deutsche Bank AG:
4.1% 1/13/26	9,570	9,339
4.5% 4/1/25	2,573	2,490
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	4,949	4,204
3.035% 5/28/32 (c)	9,100	7,046
3.3% 11/16/22	7,308	7,296
3.7% 5/30/24	7,785	7,651
3.95% 2/27/23	13,705	13,656
4.1% 1/13/26	17,316	16,900
Eaton Vance Corp. 3.625% 6/15/23	2,244	2,236
Franklin Resources, Inc. 2.85% 3/30/25	3,019	2,925
GE Capital Funding LLC 4.4% 5/15/30	5,000	4,681
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	13,639	12,416
1.093% 12/9/26 (c)	33,156	29,518
2.383% 7/21/32 (c)	22,445	18,169
2.6% 2/7/30	9,666	8,280
2.615% 4/22/32 (c)	24,562	20,295
2.65% 10/21/32 (c)	12,566	10,318
3.102% 2/24/33 (c)	5,000	4,254
3.2% 2/23/23	18,406	18,373
3.272% 9/29/25 (c)	4,833	4,707
3.436% 2/24/43 (c)	5,063	3,989
3.5% 1/23/25	41,477	40,657
3.625% 1/22/23	7,149	7,147
3.625% 2/20/24	8,340	8,279
3.691% 6/5/28 (c)	14,113	13,340
3.75% 2/25/26	4,622	4,531
3.85% 7/8/24	3,019	3,005
3.85% 1/26/27	24,021	23,272
4% 3/3/24	4,833	4,831
4.25% 10/21/25	3,972	3,918
4.411% 4/23/39 (c)	5,770	5,250
4.75% 10/21/45	12,534	11,814
5.95% 1/15/27	11,915	12,478
6.75% 10/1/37	18,049	20,006
Intercontinental Exchange, Inc.:
1.85% 9/15/32	8,990	7,082
2.65% 9/15/40	10,990	8,099
3.75% 12/1/25	4,567	4,519
3.75% 9/21/28	7,411	7,166
4% 9/15/27	11,200	11,022
4.25% 9/21/48	8,390	7,487
4.6% 3/15/33	9,800	9,702
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
2.625% 10/15/31	1,933	1,502
4.15% 1/23/30	11,213	10,080
Moody's Corp.:
3.25% 1/15/28	12,663	11,928
3.75% 3/24/25	1,000	990
4.875% 12/17/48	8,233	7,946
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	6,005	5,586
1.164% 10/21/25 (c)	13,310	12,358
1.512% 7/20/27 (c)	7,810	6,916
1.593% 5/4/27 (c)	11,397	10,159
2.188% 4/28/26 (c)	19,478	18,296
2.239% 7/21/32 (c)	7,395	5,957
2.475% 1/21/28 (c)	2,000	1,817
2.484% 9/16/36 (c)	1,600	1,232
2.511% 10/20/32 (c)	3,963	3,245
2.72% 7/22/25 (c)	15,080	14,568
3.125% 1/23/23	48,614	48,545
3.125% 7/27/26	4,448	4,238
3.217% 4/22/42 (c)	14,442	11,267
3.591% 7/22/28 (c)	28,501	26,905
3.7% 10/23/24	4,766	4,732
3.75% 2/25/23	5,382	5,387
3.772% 1/24/29 (c)	9,753	9,205
3.875% 4/29/24	11,662	11,632
3.875% 1/27/26	6,171	6,102
3.95% 4/23/27	27,155	26,316
3.971% 7/22/38 (c)	6,965	6,205
4.3% 1/27/45	1,589	1,420
4.375% 1/22/47	8,818	8,069
5.297% 4/20/37 (c)	9,400	8,987
5.597% 3/24/51 (c)	10,295	11,161
6.375% 7/24/42	2,303	2,625
7.25% 4/1/32	795	935
Nomura Holdings, Inc.:
3.103% 1/16/30	19,128	16,281
5.099% 7/3/25	2,000	2,014
5.605% 7/6/29	7,500	7,523
Northern Trust Corp. 1.95% 5/1/30	17,158	14,484
S&P Global, Inc.:
2.9% 3/1/32 (b)	34,219	30,349
2.95% 1/22/27	4,833	4,636
State Street Corp.:
1.684% 11/18/27 (c)	15,869	14,325
2.65% 5/19/26	5,997	5,773
		1,031,085
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	18,269	16,904
2.45% 10/29/26	10,778	9,504
2.875% 8/14/24	11,390	10,880
3% 10/29/28	5,800	4,931
3.4% 10/29/33	5,896	4,618
3.65% 7/21/27	3,698	3,390
3.85% 10/29/41	5,896	4,341
3.875% 1/23/28	12,472	11,335
4.45% 10/1/25	7,824	7,575
4.875% 1/16/24	6,792	6,759
Ally Financial, Inc.:
2.2% 11/2/28	9,570	7,900
3.05% 6/5/23	4,978	4,940
5.8% 5/1/25	14,790	15,129
American Express Co.:
2.5% 7/30/24	30,845	30,000
3.95% 8/1/25	18,100	17,935
4.05% 12/3/42	5,541	5,044
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,300	1,003
3.2% 1/30/23	11,057	11,037
3.3% 10/30/24	11,544	11,320
3.75% 7/28/26	7,746	7,462
3.75% 3/9/27	28,095	27,003
3.8% 1/31/28	10,327	9,758
3.9% 1/29/24	13,552	13,504
5.247% 7/26/30 (c)	5,600	5,509
Discover Financial Services 4.5% 1/30/26	14,948	14,640
Ford Motor Credit Co. LLC 4.25% 9/20/22	1,544	1,543
GE Capital International Funding Co.:
3.373% 11/15/25	22,877	22,315
4.418% 11/15/35	25,337	23,957
John Deere Capital Corp.:
2.65% 6/24/24	8,309	8,175
2.65% 6/10/26	3,972	3,811
2.7% 1/6/23	7,944	7,934
2.8% 1/27/23	3,972	3,959
2.8% 3/6/23	2,582	2,577
2.8% 9/8/27	5,561	5,281
3.45% 3/7/29	15,887	15,308
Synchrony Financial:
3.7% 8/4/26	3,752	3,529
4.375% 3/19/24	8,940	8,902
5.15% 3/19/29	21,635	20,577
Toyota Motor Credit Corp.:
0.5% 8/14/23	14,500	14,064
1.15% 8/13/27	16,723	14,567
1.9% 1/13/27	8,796	8,087
2.7% 1/11/23	7,944	7,922
3% 4/1/25	2,000	1,954
3.05% 3/22/27	11,570	11,109
3.35% 1/8/24	11,112	11,063
		459,055
Diversified Financial Services - 0.5%
AB Svensk Exportkredit 0.25% 9/29/23	13,514	13,024
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	15,853	13,331
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,135	8,929
4.5% 2/11/43	1,589	1,539
Blackstone Private Credit Fund:
2.7% 1/15/25	12,663	11,748
4.7% 3/24/25	14,181	13,723
BP Capital Markets America, Inc.:
2.721% 1/12/32	28,999	25,287
3% 2/24/50	11,116	8,116
3.017% 1/16/27	7,547	7,219
3.06% 6/17/41	6,766	5,310
Brixmor Operating Partnership LP:
3.9% 3/15/27	4,480	4,246
4.05% 7/1/30	4,868	4,327
4.125% 6/15/26	5,997	5,797
4.125% 5/15/29	5,363	4,936
DH Europe Finance II SARL:
2.2% 11/15/24	6,563	6,313
2.6% 11/15/29	7,675	6,910
3.4% 11/15/49	8,313	6,721
Equitable Holdings, Inc. 4.35% 4/20/28	6,519	6,412
Jackson Financial, Inc. 5.17% 6/8/27	2,000	1,974
Japan International Cooperation Agency 1.75% 4/28/31	7,910	6,756
KfW:
0.25% 10/19/23	11,696	11,269
0.375% 7/18/25	13,678	12,479
0.625% 1/22/26	42,629	38,654
2% 5/2/25	3,038	2,914
2.5% 11/20/24	8,281	8,095
2.625% 2/28/24	16,206	15,986
2.875% 4/3/28	12,201	11,819
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,752	6,290
2.5% 11/15/27	7,022	6,681
National Rural Utilities Cooperative Finance Corp. 4.15% 12/15/32	14,810	14,321
Voya Financial, Inc.:
3.65% 6/15/26	12,542	12,186
5.7% 7/15/43	2,979	2,972
		306,284
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	21,411	17,068
3.35% 5/3/26	3,352	3,279
4.35% 11/3/45	3,177	2,986
AFLAC, Inc.:
3.6% 4/1/30	4,833	4,597
3.625% 11/15/24	4,833	4,817
4% 10/15/46	3,003	2,556
Allstate Corp.:
3.28% 12/15/26	3,750	3,652
4.2% 12/15/46	6,005	5,464
American International Group, Inc.:
3.75% 7/10/25	2,264	2,234
3.875% 1/15/35	2,145	1,946
3.9% 4/1/26	2,995	2,946
4.2% 4/1/28	14,734	14,435
4.375% 6/30/50	4,543	4,080
4.5% 7/16/44	7,050	6,340
4.7% 7/10/35	4,607	4,516
4.75% 4/1/48	7,808	7,392
Aon PLC:
3.5% 6/14/24	6,458	6,394
4% 11/27/23	2,383	2,387
4.6% 6/14/44	1,271	1,171
4.75% 5/15/45	4,671	4,342
Assurant, Inc. 4.9% 3/27/28	2,000	1,965
Athene Holding Ltd. 3.5% 1/15/31	5,413	4,648
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,016	10,037
3.967% 11/15/46	1,986	1,778
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,588	6,179
2.85% 10/15/50	10,633	7,756
4.2% 8/15/48	9,429	8,769
5.75% 1/15/40	11,222	12,539
Brighthouse Financial, Inc. 4.7% 6/22/47	7,547	5,962
Brown & Brown, Inc. 4.2% 3/17/32	6,283	5,721
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	5,123	4,862
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,649	5,002
3.6% 8/19/49	6,760	5,367
4.4% 3/15/48	7,713	7,005
Lincoln National Corp.:
3.625% 12/12/26	4,766	4,621
4.35% 3/1/48	2,417	2,067
4.375% 6/15/50	4,833	4,092
Manulife Financial Corp. 4.15% 3/4/26	9,666	9,573
Markel Corp.:
3.35% 9/17/29	4,833	4,394
3.5% 11/1/27	2,000	1,884
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,509	1,500
3.875% 3/15/24	7,547	7,540
4.05% 10/15/23	5,382	5,368
4.2% 3/1/48	3,868	3,431
4.35% 1/30/47	2,224	2,029
4.375% 3/15/29	6,116	6,079
4.9% 3/15/49	7,388	7,358
MetLife, Inc.:
3.6% 11/13/25	9,666	9,556
4.125% 8/13/42	4,959	4,454
4.55% 3/23/30	8,990	9,066
4.6% 5/13/46	1,589	1,529
4.721% 12/15/44 (c)	3,972	3,788
5.875% 2/6/41	2,059	2,245
Principal Financial Group, Inc. 4.3% 11/15/46	6,356	5,633
Progressive Corp.:
2.45% 1/15/27	3,765	3,556
2.5% 3/15/27	7,346	6,907
3% 3/15/32	13,862	12,519
4.2% 3/15/48	4,398	4,042
Prudential Financial, Inc.:
3.878% 3/27/28	3,305	3,242
3.905% 12/7/47	437	382
3.935% 12/7/49	8,515	7,317
4.35% 2/25/50	9,924	9,156
4.418% 3/27/48	5,044	4,658
5.125% 3/1/52 (c)	3,335	3,098
5.7% 12/14/36	302	325
6% 9/1/52 (c)	5,360	5,292
SunAmerica, Inc. 6.875% 12/15/52 (b)(c)	5,300	5,119
The Chubb Corp. 6.5% 5/15/38	2,788	3,252
The Travelers Companies, Inc.:
4.1% 3/4/49	4,833	4,338
4.3% 8/25/45	1,159	1,051
6.25% 6/15/37	6,633	7,763
		368,416

TOTAL FINANCIALS		4,773,769

HEALTH CARE - 2.5%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	12,276	11,864
2.9% 11/6/22	4,528	4,525
2.95% 11/21/26	8,990	8,480
3.2% 11/21/29	15,370	14,038
3.6% 5/14/25	7,149	7,018
3.8% 3/15/25	7,006	6,925
4.05% 11/21/39	8,990	7,925
4.25% 11/14/28	6,585	6,468
4.25% 11/21/49	14,886	13,090
4.3% 5/14/36	4,972	4,628
4.4% 11/6/42	3,793	3,431
4.45% 5/14/46	5,561	5,001
4.55% 3/15/35	5,282	5,069
4.7% 5/14/45	10,467	9,749
4.75% 3/15/45	5,028	4,694
4.875% 11/14/48	4,630	4,489
Amgen, Inc.:
1.65% 8/15/28	15,418	13,298
1.9% 2/21/25	6,476	6,162
2.3% 2/25/31	16,400	13,868
2.6% 8/19/26	8,340	7,892
2.8% 8/15/41	15,756	11,809
3.125% 5/1/25	1,589	1,557
3.35% 2/22/32	5,640	5,099
3.375% 2/21/50	8,893	6,792
4.4% 5/1/45	7,888	7,096
4.663% 6/15/51	9,908	9,282
4.875% 3/1/53	8,280	8,032
Gilead Sciences, Inc.:
1.65% 10/1/30	11,928	9,693
2.8% 10/1/50	11,832	8,105
3.65% 3/1/26	4,909	4,820
4.15% 3/1/47	9,882	8,591
4.75% 3/1/46	8,737	8,361
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,000	1,582
		249,433
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,539	5,556
4.75% 11/30/36	3,575	3,765
4.9% 11/30/46	8,261	8,675
Baxter International, Inc.:
1.915% 2/1/27	11,725	10,553
2.539% 2/1/32	12,914	10,671
Becton, Dickinson & Co.:
2.823% 5/20/30	6,989	6,164
3.363% 6/6/24	3,600	3,557
3.7% 6/6/27	22,048	21,413
4.685% 12/15/44	8,630	8,181
Boston Scientific Corp.:
3.45% 3/1/24	17,246	17,114
4% 3/1/29	8,579	8,262
4.7% 3/1/49	13,845	13,254
Medtronic, Inc. 4.625% 3/15/45	10,267	10,311
Stryker Corp.:
1.95% 6/15/30	7,395	6,142
2.9% 6/15/50	7,395	5,295
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,040	8,840
		147,753
Health Care Providers & Services - 1.0%
Aetna, Inc.:
2.8% 6/15/23	11,915	11,806
3.875% 8/15/47	4,157	3,389
4.125% 11/15/42	9,013	7,609
Allina Health System, Inc. 3.887% 4/15/49	5,269	4,602
Banner Health:
2.907% 1/1/42	1,305	1,004
2.913% 1/1/51	10,923	7,924
Baptist Healthcare System Obli 3.54% 8/15/50	10,657	8,425
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,302	5,973
Cardinal Health, Inc. 4.368% 6/15/47	11,033	9,389
Children's Hospital Medical Center 4.268% 5/15/44	2,637	2,513
Children's Hospital of Philadelphia 2.704% 7/1/50	8,032	5,612
Cigna Corp.:
3% 7/15/23	7,944	7,890
3.75% 7/15/23	5,357	5,356
4.125% 11/15/25	7,829	7,777
4.375% 10/15/28	21,090	20,769
4.5% 2/25/26	9,262	9,281
4.8% 8/15/38	18,723	18,047
4.8% 7/15/46	6,037	5,641
4.9% 12/15/48	6,764	6,421
6.125% 11/15/41	2,383	2,566
CommonSpirit Health:
3.91% 10/1/50	12,300	9,683
4.35% 11/1/42	1,589	1,417
CVS Health Corp.:
2.7% 8/21/40	12,035	8,697
2.875% 6/1/26	5,958	5,686
3% 8/15/26	13,153	12,649
3.25% 8/15/29	13,963	12,760
3.875% 7/20/25	3,701	3,675
4.1% 3/25/25	3,272	3,279
4.3% 3/25/28	18,985	18,768
4.875% 7/20/35	2,462	2,403
5.05% 3/25/48	21,765	20,956
5.125% 7/20/45	6,997	6,711
5.3% 12/5/43	3,489	3,463
Elevance Health, Inc.:
2.55% 3/15/31	1,100	942
3.125% 5/15/50	6,766	5,039
3.3% 1/15/23	1,589	1,587
3.65% 12/1/27	27,589	26,726
4.1% 5/15/32	9,100	8,756
4.375% 12/1/47	8,311	7,639
4.55% 3/1/48	3,741	3,506
4.625% 5/15/42	2,065	1,960
4.65% 1/15/43	1,589	1,504
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,468	7,031
HCA Holdings, Inc.:
4.125% 6/15/29	11,900	10,954
4.375% 3/15/42 (b)	10,000	8,166
5.25% 6/15/49	13,765	12,316
Humana, Inc.:
1.35% 2/3/27	10,039	8,772
2.15% 2/3/32	10,063	8,147
3.125% 8/15/29	6,457	5,887
4.95% 10/1/44	1,986	1,905
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,083	7,505
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,259	5,721
4.15% 5/1/47	5,204	4,806
4.875% 4/1/42	1,430	1,443
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,383	2,188
MidMichigan Health 3.409% 6/1/50	3,730	2,798
New York & Presbyterian Hospital:
4.024% 8/1/45	2,780	2,528
4.063% 8/1/56	2,089	1,854
Novant Health, Inc. 3.168% 11/1/51	6,588	5,045
NYU Hospitals Center 4.784% 7/1/44	6,037	5,823
Orlando Health Obligated Group 3.327% 10/1/50	6,016	4,602
Partners Healthcare System, Inc. 4.117% 7/1/55	2,780	2,459
Piedmont Healthcare, Inc. 2.719% 1/1/42	1,208	889
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	2,136	1,415
Sabra Health Care LP 3.2% 12/1/31	2,000	1,590
Sutter Health 3.361% 8/15/50	14,596	11,065
Trinity Health Corp. 2.632% 12/1/40	3,512	2,609
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,155	2,874
1.25% 1/15/26	6,254	5,731
2% 5/15/30	2,900	2,470
2.3% 5/15/31	2,662	2,274
2.375% 8/15/24	7,834	7,659
2.9% 5/15/50	6,273	4,601
3.05% 5/15/41	6,300	5,035
3.25% 5/15/51	3,045	2,391
3.375% 4/15/27	4,289	4,193
3.5% 6/15/23	7,070	7,065
3.7% 8/15/49	8,334	7,096
3.75% 7/15/25	2,780	2,771
3.75% 10/15/47	7,594	6,496
3.85% 6/15/28	9,222	9,109
3.875% 12/15/28	11,908	11,712
3.875% 8/15/59	9,958	8,487
4.2% 1/15/47	2,859	2,632
4.375% 3/15/42	9,373	8,819
4.75% 7/15/45	1,327	1,307
5.8% 3/15/36	1,000	1,103
6.625% 11/15/37	2,000	2,365
6.875% 2/15/38	1,300	1,581
Universal Health Services, Inc. 2.65% 10/15/30 (b)	2,000	1,577
West Virginia University Health System Obligated Group 3.129% 6/1/50	4,940	3,530
		560,196
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	1,883	1,731
PerkinElmer, Inc.:
0.85% 9/15/24	4,476	4,170
2.25% 9/15/31	5,519	4,388
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	12,965	11,826
5.3% 2/1/44	4,622	4,936
		27,051
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,201	6,502
2.25% 5/28/31	7,008	6,065
AstraZeneca PLC:
4.375% 11/16/45	5,989	5,752
4.375% 8/17/48	9,825	9,522
6.45% 9/15/37	4,582	5,389
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	3,038	2,877
3.95% 4/15/45 (b)	1,104	840
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,043	8,926
3.2% 6/15/26	2,128	2,085
3.25% 8/1/42	2,224	1,811
3.4% 7/26/29	4,508	4,301
3.55% 3/15/42	18,866	16,173
4.125% 6/15/39	3,769	3,530
4.25% 10/26/49	9,631	8,920
4.35% 11/15/47	5,317	5,016
4.55% 2/20/48	11,255	10,896
Eli Lilly & Co. 2.25% 5/15/50	17,138	11,851
GlaxoSmithKline Capital PLC 3% 6/1/24	9,260	9,163
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,734	6,718
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27 (b)	14,422	13,538
3.625% 3/24/32 (b)	14,451	12,886
Johnson & Johnson:
0.55% 9/1/25	6,409	5,874
1.3% 9/1/30	6,409	5,370
2.1% 9/1/40	7,409	5,388
2.45% 3/1/26	4,440	4,266
2.45% 9/1/60	6,409	4,269
3.4% 1/15/38	7,411	6,635
3.5% 1/15/48	4,766	4,167
3.625% 3/3/37	3,177	2,948
4.5% 9/1/40	1,800	1,795
4.5% 12/5/43	5,262	5,209
4.85% 5/15/41	3,383	3,505
Merck & Co., Inc.:
2.35% 6/24/40	10,000	7,350
2.4% 9/15/22	1,589	1,589
2.45% 6/24/50	4,418	3,053
2.9% 3/7/24	9,121	9,033
3.6% 9/15/42	1,589	1,374
3.7% 2/10/45	5,084	4,401
3.9% 3/7/39	11,666	10,761
Mylan NV 5.2% 4/15/48	2,383	1,842
Novartis Capital Corp.:
1.75% 2/14/25	7,443	7,122
2.4% 9/21/22	2,979	2,979
2.75% 8/14/50	10,923	8,300
3% 11/20/25	8,317	8,140
3.1% 5/17/27	4,679	4,539
3.7% 9/21/42	2,244	2,002
4% 11/20/45	4,162	3,839
Pfizer, Inc.:
2.7% 5/28/50	3,596	2,681
2.95% 3/15/24	3,734	3,697
3% 12/15/26	5,321	5,177
3.2% 9/15/23	10,103	10,061
3.45% 3/15/29	6,618	6,392
3.9% 3/15/39	5,004	4,652
4% 12/15/36	9,447	9,003
4.1% 9/15/38	2,000	1,916
4.125% 12/15/46	2,613	2,485
4.2% 9/15/48	6,196	5,986
4.4% 5/15/44	3,328	3,229
7.2% 3/15/39	4,289	5,500
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	3,003	2,963
3.2% 9/23/26	31,123	29,749
Takeda Pharmaceutical Co. Ltd. 2.05% 3/31/30	12,000	10,032
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	2,248	2,113
5.25% 6/15/46	2,622	2,082
Viatris, Inc.:
1.65% 6/22/25	1,800	1,641
2.7% 6/22/30	12,760	10,050
4% 6/22/50	7,250	4,684
Wyeth LLC 5.95% 4/1/37	2,000	2,269
Zoetis, Inc.:
3.25% 2/1/23	3,972	3,968
3.95% 9/12/47	1,589	1,373
4.7% 2/1/43	1,032	988
		411,202

TOTAL HEALTH CARE		1,395,635

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3.375% 5/15/23	7,547	7,530
3.75% 5/15/28	7,466	7,353
4.25% 4/1/50	3,867	3,695
Huntington Ingalls Industries, Inc. 4.2% 5/1/30	2,000	1,861
L3Harris Technologies, Inc. 2.9% 12/15/29	1,000	882
Lockheed Martin Corp.:
3.55% 1/15/26	3,017	2,992
4.09% 9/15/52	12,077	11,235
Northrop Grumman Corp.:
3.25% 1/15/28	6,673	6,332
3.85% 4/15/45	1,489	1,272
4.03% 10/15/47	14,958	13,145
4.75% 6/1/43	3,177	3,056
Raytheon Technologies Corp.:
1.9% 9/1/31	9,570	7,723
3.15% 12/15/24	7,070	6,896
3.65% 8/16/23	526	525
3.75% 11/1/46	5,929	4,932
4.05% 5/4/47	1,851	1,619
4.125% 11/16/28	11,685	11,443
4.35% 4/15/47	5,243	4,776
4.45% 11/16/38	4,215	3,954
4.5% 6/1/42	5,863	5,554
4.625% 11/16/48	10,491	9,949
4.875% 10/15/40	795	767
5.4% 5/1/35	1,800	1,881
5.7% 4/15/40	1,589	1,700
The Boeing Co.:
2.5% 3/1/25	3,654	3,463
2.7% 2/1/27	6,297	5,706
2.8% 3/1/23	3,925	3,899
2.95% 2/1/30	8,056	6,922
3.625% 3/1/48	3,177	2,197
3.65% 3/1/47	2,192	1,549
3.75% 2/1/50	12,276	8,810
4.875% 5/1/25	13,891	13,930
5.15% 5/1/30	9,666	9,513
5.705% 5/1/40	31,541	30,084
5.805% 5/1/50	14,268	13,685
6.875% 3/15/39	2,622	2,792
		223,622
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	6,900	5,808
3.1% 8/5/29	5,027	4,608
3.9% 2/1/35	4,686	4,210
4.05% 2/15/48	2,900	2,449
4.4% 1/15/47	6,356	5,620
4.55% 4/1/46	1,192	1,068
4.95% 10/17/48	6,273	5,974
5.25% 5/15/50	3,383	3,347
United Parcel Service, Inc.:
2.4% 11/15/26	5,958	5,648
3.4% 11/15/46	2,104	1,762
3.75% 11/15/47	6,842	6,075
4.25% 3/15/49	3,190	3,063
4.45% 4/1/30	4,833	4,955
5.3% 4/1/50	4,669	5,200
6.2% 1/15/38	1,986	2,335
		62,122
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	6,592	5,514
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	501	493
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	4,597	3,978
Southwest Airlines Co. 5.125% 6/15/27	6,833	6,969
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	399	362
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	9,155	8,255
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	2,152	2,047
		27,618
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,053	9,555
2.493% 2/15/27	7,105	6,537
2.722% 2/15/30	12,373	10,688
3.377% 4/5/40	4,959	3,902
3.577% 4/5/50	11,213	8,560
Masco Corp.:
2% 2/15/31	7,383	5,887
3.125% 2/15/51	3,735	2,503
Owens Corning 3.95% 8/15/29	5,413	5,078
		52,710
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	17,786	14,014
2.9% 7/1/26	3,352	3,188
3.2% 3/15/25	8,957	8,747
3.95% 5/15/28	8,340	8,153
Waste Management, Inc.:
2.4% 5/15/23	4,210	4,170
4.15% 7/15/49	10,186	9,305
		47,577
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,548	4,544
4% 11/2/32	1,509	1,442
4.15% 11/2/42	1,509	1,354
		7,340
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	5,027	4,791
2.375% 8/26/29	8,822	7,589
2.65% 4/15/25	3,613	3,501
2.875% 10/15/27	3,177	2,994
3.05% 4/15/30	2,912	2,591
3.125% 9/19/46	2,192	1,610
3.25% 8/26/49	6,797	5,082
3.7% 4/15/50	3,595	2,919
5.7% 3/15/37	1,900	2,017
General Electric Co.:
3.625% 5/1/30	9,492	8,654
6.875% 1/10/39	119	136
Honeywell International, Inc.:
1.35% 6/1/25	8,120	7,619
1.95% 6/1/30	8,796	7,573
2.5% 11/1/26	5,688	5,395
2.8% 6/1/50	8,168	6,362
3.812% 11/21/47	1,113	1,023
		69,856
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,068	10,714
1.1% 9/14/27	11,416	9,978
2.4% 8/9/26	2,264	2,145
3.45% 5/15/23	11,120	11,126
Caterpillar, Inc.:
3.25% 9/19/49	13,214	10,867
3.803% 8/15/42	1,986	1,810
5.3% 9/15/35	5,561	5,998
Cummins, Inc. 1.5% 9/1/30	4,833	3,936
Deere & Co.:
2.875% 9/7/49	9,579	7,470
5.375% 10/16/29	795	849
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,400	10,741
4.65% 11/1/44	4,766	4,172
Otis Worldwide Corp.:
2.565% 2/15/30	10,633	9,149
3.362% 2/15/50	8,091	6,025
Parker Hannifin Corp.:
3.25% 3/1/27	4,488	4,304
4% 6/14/49	4,727	4,019
4.1% 3/1/47	4,496	3,934
4.5% 9/15/29	2,000	1,970
Stanley Black & Decker, Inc.:
2.3% 2/24/25	2,000	1,923
4.25% 11/15/28	2,000	1,990
		113,120
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	5,561	5,388
5.5% 8/15/35	2,000	2,011
		7,399
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,224	2,216
3.05% 2/15/51	3,499	2,699
3.25% 6/15/27	5,958	5,812
3.55% 2/15/50	4,833	4,037
3.85% 9/1/23	2,000	2,002
3.9% 8/1/46	3,686	3,253
4.05% 6/15/48	13,373	12,159
4.125% 6/15/47	2,264	2,083
4.15% 4/1/45	1,350	1,234
4.375% 9/1/42	3,575	3,375
4.45% 3/15/43	2,000	1,910
4.55% 9/1/44	2,383	2,300
4.9% 4/1/44	3,177	3,178
Canadian National Railway Co.:
2.45% 5/1/50	13,253	8,990
3.2% 8/2/46	2,622	2,076
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,990	8,154
2.05% 3/5/30	1,800	1,526
2.45% 12/2/31	20,546	17,552
3.1% 12/2/51	9,405	6,945
CSX Corp.:
3.25% 6/1/27	3,972	3,826
3.4% 8/1/24	3,673	3,642
3.8% 11/1/46	4,544	3,872
3.95% 5/1/50	2,840	2,453
4.1% 11/15/32	12,000	11,593
4.1% 3/15/44	5,382	4,750
4.5% 3/15/49	10,963	10,264
4.75% 11/15/48	4,599	4,479
Norfolk Southern Corp.:
3% 3/15/32	2,000	1,789
3.65% 8/1/25	9,532	9,392
3.8% 8/1/28	7,444	7,252
3.95% 10/1/42	1,509	1,305
4.05% 8/15/52	6,859	5,965
4.65% 1/15/46	2,589	2,474
Union Pacific Corp.:
2.15% 2/5/27	7,153	6,641
2.75% 3/1/26	5,290	5,077
2.8% 2/14/32	9,666	8,593
2.891% 4/6/36	7,292	6,068
3% 4/15/27	3,972	3,813
3.25% 2/5/50	10,720	8,439
3.35% 8/15/46	3,750	3,021
3.375% 2/14/42	2,000	1,681
3.6% 9/15/37	2,622	2,333
3.799% 10/1/51	2,224	1,919
3.839% 3/20/60	11,170	9,375
		221,517
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	6,863	6,027
2.75% 1/15/23	7,944	7,900
3% 2/1/30	1,900	1,597
3.125% 12/1/30	9,666	8,128
3.625% 12/1/27	7,593	6,922
4.25% 2/1/24	10,455	10,428
		41,002

TOTAL INDUSTRIALS		873,883

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 9/20/23	5,965	5,885
2.5% 9/20/26	3,972	3,812
3.5% 6/15/25	3,392	3,385
5.9% 2/15/39	9,863	11,182
		24,264
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	4,833	3,788
4.75% 3/15/42	3,972	3,662
Dell International LLC/EMC Corp.:
4% 7/15/24	9,135	9,097
4.9% 10/1/26	7,506	7,535
5.3% 10/1/29	19,994	19,813
6.02% 6/15/26	12,821	13,317
8.1% 7/15/36	8,303	9,642
8.35% 7/15/46	9,542	11,546
Tyco Electronics Group SA:
3.45% 8/1/24	2,899	2,879
3.7% 2/15/26	4,253	4,189
7.125% 10/1/37	1,966	2,412
		87,880
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	11,406	10,264
Fidelity National Information Services, Inc.:
1.15% 3/1/26	16,937	15,023
2.25% 3/1/31	16,065	13,091
Fiserv, Inc.:
3.5% 7/1/29	8,797	8,055
4.4% 7/1/49	14,614	12,685
Global Payments, Inc.:
1.2% 3/1/26	23,465	20,707
2.15% 1/15/27	10,000	8,883
2.9% 5/15/30	2,000	1,683
4.45% 6/1/28	2,000	1,927
IBM Corp.:
1.95% 5/15/30	11,102	9,259
2.95% 5/15/50	11,005	7,769
3% 5/15/24	9,538	9,421
3.3% 5/15/26	9,666	9,373
3.5% 5/15/29	13,474	12,717
3.625% 2/12/24	7,944	7,924
4.25% 5/15/49	8,612	7,651
4.4% 7/27/32	8,100	7,958
4.7% 2/19/46	3,932	3,696
5.6% 11/30/39	1,000	1,048
MasterCard, Inc.:
3.3% 3/26/27	5,744	5,621
3.35% 3/26/30	7,992	7,603
3.8% 11/21/46	3,019	2,729
3.85% 3/26/50	14,152	12,818
PayPal Holdings, Inc.:
1.65% 6/1/25	10,855	10,210
2.3% 6/1/30	12,566	10,795
4.4% 6/1/32	10,000	9,849
The Western Union Co. 2.85% 1/10/25	8,700	8,348
Visa, Inc.:
1.1% 2/15/31	16,240	12,980
1.9% 4/15/27	11,387	10,495
2.05% 4/15/30	16,761	14,688
2.7% 4/15/40	9,473	7,570
2.75% 9/15/27	9,468	9,042
3.15% 12/14/25	7,157	6,996
4.3% 12/14/45	5,275	5,070
		303,948
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.:
2.8% 10/1/41	11,812	9,209
3.5% 12/5/26	1,700	1,671
Applied Materials, Inc. 4.35% 4/1/47	10,263	9,942
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,561	5,162
3.875% 1/15/27	3,043	2,925
Broadcom, Inc.:
2.45% 2/15/31 (b)	28,182	22,471
3.419% 4/15/33 (b)	11,000	9,073
3.459% 9/15/26	10,027	9,617
3.469% 4/15/34 (b)	3,391	2,746
3.75% 2/15/51 (b)	17,216	12,621
4.3% 11/15/32	9,956	8,963
4.75% 4/15/29	13,584	13,346
Intel Corp.:
2% 8/12/31	7,124	5,881
2.45% 11/15/29	8,216	7,211
3.05% 8/12/51	7,124	5,115
3.25% 11/15/49	8,313	6,189
3.734% 12/8/47	2,594	2,113
3.9% 3/25/30	9,048	8,705
4.1% 5/19/46	5,561	4,921
4.1% 5/11/47	1,906	1,669
4.75% 3/25/50	9,512	9,060
Lam Research Corp. 2.875% 6/15/50	11,648	8,605
Marvell Technology, Inc. 2.95% 4/15/31	2,000	1,640
Micron Technology, Inc.:
2.703% 4/15/32	8,400	6,529
4.663% 2/15/30	6,573	6,156
NVIDIA Corp.:
2% 6/15/31	20,182	17,023
2.85% 4/1/30	8,603	7,762
3.5% 4/1/50	4,785	3,962
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	17,641	14,184
5% 1/15/33	8,500	8,177
Qualcomm, Inc.:
1.65% 5/20/32	12,000	9,626
2.6% 1/30/23	5,958	5,941
3.45% 5/20/25	2,000	1,977
4.3% 5/20/47	8,023	7,541
4.8% 5/20/45	2,000	2,005
Texas Instruments, Inc. 4.15% 5/15/48	5,526	5,264
		265,002
Software - 0.6%
Microsoft Corp.:
2.525% 6/1/50	32,153	23,402
2.675% 6/1/60	5,334	3,788
2.7% 2/12/25	13,643	13,416
2.875% 2/6/24	9,260	9,164
2.921% 3/17/52	36,922	29,044
3.041% 3/17/62	3,278	2,500
3.45% 8/8/36	2,307	2,171
3.625% 12/15/23	20,772	20,820
Oracle Corp.:
1.65% 3/25/26	9,109	8,214
2.5% 4/1/25	8,564	8,130
2.625% 2/15/23	7,944	7,907
2.65% 7/15/26	7,149	6,592
2.875% 3/25/31	11,675	9,678
2.95% 5/15/25	3,972	3,807
2.95% 4/1/30	12,477	10,649
3.25% 11/15/27	13,584	12,539
3.4% 7/8/24	3,753	3,698
3.6% 4/1/50	12,383	8,432
3.85% 7/15/36	8,047	6,430
3.85% 4/1/60	14,393	9,543
3.95% 3/25/51	10,575	7,596
4% 7/15/46	7,785	5,699
4% 11/15/47	13,899	10,086
4.125% 5/15/45	2,383	1,780
4.3% 7/8/34	3,078	2,682
5.375% 7/15/40	9,929	8,935
Roper Technologies, Inc.:
1% 9/15/25	7,443	6,750
1.4% 9/15/27	7,250	6,209
1.75% 2/15/31	7,250	5,682
2% 6/30/30	14,306	11,650
3.8% 12/15/26	6,752	6,610
Salesforce.com, Inc.:
1.95% 7/15/31	10,300	8,668
2.7% 7/15/41	12,000	9,151
VMware, Inc.:
1.4% 8/15/26	22,344	19,700
4.65% 5/15/27	2,000	1,981
4.7% 5/15/30	2,000	1,895
		314,998
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	14,113	12,880
0.7% 2/8/26	10,933	9,879
1.25% 8/20/30	13,098	10,682
1.7% 8/5/31	7,886	6,657
2.375% 2/8/41	11,368	8,549
2.4% 1/13/23	23,831	23,769
2.45% 8/4/26	16,363	15,560
2.55% 8/20/60	5,162	3,507
2.65% 5/11/50	4,157	3,043
2.85% 8/5/61	7,887	5,600
2.9% 9/12/27	11,161	10,681
2.95% 9/11/49	21,247	16,567
3% 11/13/27	7,944	7,616
3.2% 5/13/25	8,332	8,222
3.2% 5/11/27	13,008	12,677
3.75% 9/12/47	4,833	4,330
3.75% 11/13/47	5,541	4,995
3.85% 5/4/43	10,327	9,491
4.25% 2/9/47	1,986	1,922
4.375% 5/13/45	3,725	3,649
4.5% 2/23/36	7,355	7,586
4.65% 2/23/46	4,488	4,588
Hewlett Packard Enterprise Co.:
1.45% 4/1/24	2,000	1,920
4.45% 10/2/23	2,000	2,007
4.9% 10/15/25 (c)	7,746	7,869
6.2% 10/15/35 (c)	3,090	3,259
6.35% 10/15/45 (c)	1,493	1,504
HP, Inc.:
2.2% 6/17/25	11,261	10,622
5.5% 1/15/33	2,000	1,924
6% 9/15/41	3,192	3,089
		224,644

TOTAL INFORMATION TECHNOLOGY		1,220,736

MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,785	4,460
2.05% 5/15/30	5,220	4,506
2.7% 5/15/40	4,495	3,523
2.8% 5/15/50	5,346	3,969
Celanese U.S. Holdings LLC:
6.33% 7/15/29	2,000	1,994
6.379% 7/15/32	7,400	7,346
DuPont de Nemours, Inc.:
4.205% 11/15/23	11,280	11,307
4.725% 11/15/28	13,619	13,730
5.319% 11/15/38	8,458	8,433
Eastman Chemical Co. 4.65% 10/15/44	2,383	2,060
Ecolab, Inc.:
1.3% 1/30/31	6,356	5,065
2.7% 11/1/26	5,243	5,052
2.75% 8/18/55	8,768	6,141
Linde, Inc./Connecticut:
3.2% 1/30/26	5,036	4,937
3.55% 11/7/42	1,589	1,364
LYB International Finance BV:
4% 7/15/23	2,533	2,533
4.875% 3/15/44	4,647	4,219
LYB International Finance II BV 3.5% 3/2/27	19,438	18,440
LYB International Finance III LLC:
3.375% 10/1/40	7,366	5,616
3.625% 4/1/51	7,366	5,426
LyondellBasell Industries NV 4.625% 2/26/55	2,970	2,492
Nutrien Ltd.:
4% 12/15/26	9,055	8,908
4.2% 4/1/29	4,109	3,983
5% 4/1/49	7,152	7,076
5.25% 1/15/45	2,780	2,720
5.625% 12/1/40	1,430	1,471
Sherwin-Williams Co.:
2.95% 8/15/29	2,000	1,794
3.45% 6/1/27	17,609	16,845
3.8% 8/15/49	2,919	2,343
4.5% 6/1/47	6,776	6,037
The Dow Chemical Co.:
2.1% 11/15/30	6,863	5,600
3.6% 11/15/50	7,056	5,392
4.375% 11/15/42	3,872	3,357
4.8% 11/30/28	6,792	6,837
4.8% 5/15/49	6,112	5,571
9.4% 5/15/39	2,383	3,300
The Mosaic Co.:
4.05% 11/15/27	4,575	4,438
4.25% 11/15/23	8,649	8,657
5.625% 11/15/43	2,979	2,945
Westlake Corp. 5% 8/15/46	1,589	1,478
		221,365
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	6,908	6,024
5.15% 5/15/46	1,438	1,377
WRKCo, Inc.:
3% 6/15/33	2,000	1,672
4.2% 6/1/32	4,833	4,553
		13,626
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	3,575	3,486
Barrick North America Finance LLC 5.75% 5/1/43	2,000	2,060
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	2,000	2,096
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	2,383	2,413
Freeport-McMoRan, Inc. 4.625% 8/1/30	32,382	30,035
Newmont Corp.:
2.25% 10/1/30	13,340	10,954
2.8% 10/1/29	2,707	2,363
5.45% 6/9/44	5,093	5,031
Nucor Corp.:
2.7% 6/1/30	2,000	1,745
2.979% 12/15/55	3,177	2,123
6.4% 12/1/37	4,833	5,385
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	10,343	10,800
7.125% 7/15/28	1,589	1,792
Southern Copper Corp.:
3.875% 4/23/25	2,915	2,844
5.25% 11/8/42	4,588	4,420
7.5% 7/27/35	4,833	5,671
Vale Overseas Ltd.:
3.75% 7/8/30	19,333	16,854
6.25% 8/10/26	2,417	2,531
Vale SA 5.625% 9/11/42	5,243	4,873
		117,476
Paper & Forest Products - 0.1%
Suzano Austria GmbH:
2.5% 9/15/28	11,930	10,081
6% 1/15/29	9,570	9,589
		19,670

TOTAL MATERIALS		372,137

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,371	5,825
3% 5/18/51	5,582	3,790
4.85% 4/15/49	9,154	8,466
American Homes 4 Rent LP 4.25% 2/15/28	7,636	7,295
American Tower Corp.:
1.3% 9/15/25	7,221	6,550
2.1% 6/15/30	12,189	9,839
3.1% 6/15/50	4,456	3,106
3.55% 7/15/27	6,792	6,409
3.7% 10/15/49	4,833	3,662
AvalonBay Communities, Inc.:
2.05% 1/15/32	2,000	1,638
2.3% 3/1/30	4,833	4,216
Boston Properties, Inc.:
2.55% 4/1/32	1,100	876
2.75% 10/1/26	5,561	5,177
2.9% 3/15/30	1,400	1,195
3.125% 9/1/23	1,509	1,494
3.25% 1/30/31	15,176	13,072
Camden Property Trust 4.1% 10/15/28	2,000	1,949
Corporate Office Properties LP 2.75% 4/15/31	4,000	3,141
Crown Castle International Corp.:
1.35% 7/15/25	21,460	19,665
2.25% 1/15/31	5,771	4,687
3.25% 1/15/51	5,220	3,706
Duke Realty LP 1.75% 2/1/31	23,383	18,919
EPR Properties 4.95% 4/15/28	2,000	1,836
ERP Operating LP:
1.85% 8/1/31	14,500	11,761
3.25% 8/1/27	10,314	9,712
Healthpeak Properties, Inc.:
3% 1/15/30	9,937	8,801
3.4% 2/1/25	387	378
Hudson Pacific Properties LP:
3.25% 1/15/30	2,000	1,686
4.65% 4/1/29	1,700	1,596
Invitation Homes Operating Partnership LP 4.15% 4/15/32	6,186	5,561
Kimco Realty Corp.:
1.9% 3/1/28	8,216	7,037
3.5% 4/15/23	3,019	3,018
3.8% 4/1/27	3,177	3,039
4.125% 12/1/46	7,944	6,539
4.45% 9/1/47	4,114	3,566
Kite Realty Group Trust 4% 3/15/25	1,400	1,364
LXP Industrial Trust (REIT) 2.375% 10/1/31	2,417	1,844
National Retail Properties, Inc. 3% 4/15/52	6,766	4,543
Office Properties Income Trust:
2.65% 6/15/26	1,600	1,288
3.45% 10/15/31	2,000	1,333
4.5% 2/1/25	2,000	1,871
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,093	2,519
4.375% 8/1/23	1,309	1,301
4.5% 1/15/25	6,362	6,305
4.5% 4/1/27	7,547	7,228
Piedmont Operating Partnership LP 4.45% 3/15/24	2,000	1,999
Prologis LP:
1.625% 3/15/31	11,425	9,268
2.125% 4/15/27	9,502	8,762
3.25% 10/1/26	3,701	3,569
Realty Income Corp. 3.95% 8/15/27	6,200	6,059
Simon Property Group LP:
2.2% 2/1/31	21,169	17,352
3.25% 9/13/49	9,260	6,716
3.375% 12/1/27	15,851	14,964
Spirit Realty LP 3.4% 1/15/30	2,000	1,720
UDR, Inc. 2.1% 6/15/33	12,929	9,722
Ventas Realty LP:
3.25% 10/15/26	2,780	2,627
3.5% 2/1/25	3,177	3,101
3.85% 4/1/27	7,547	7,241
4% 3/1/28	17,202	16,374
4.125% 1/15/26	1,152	1,130
4.375% 2/1/45	2,383	2,020
4.875% 4/15/49	2,262	2,088
VICI Properties LP:
4.75% 2/15/28	5,317	5,102
5.125% 5/15/32	5,838	5,563
Vornado Realty LP 3.4% 6/1/31	2,000	1,628
Welltower, Inc. 4.95% 9/1/48	7,944	7,473
Weyerhaeuser Co. 4% 4/15/30	9,183	8,645
WP Carey, Inc. 2.45% 2/1/32	2,000	1,592
		373,518
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,019	3,018
CBRE Group, Inc. 4.875% 3/1/26	4,528	4,558
Digital Realty Trust LP 3.7% 8/15/27	6,356	6,067
Essex Portfolio LP:
1.65% 1/15/31	2,000	1,554
1.7% 3/1/28	2,000	1,701
2.55% 6/15/31	2,000	1,663
3% 1/15/30	1,477	1,293
3.375% 4/15/26	2,000	1,916
4% 3/1/29	4,833	4,582
Mid-America Apartments LP 3.95% 3/15/29	5,510	5,259
Tanger Properties LP 3.875% 7/15/27	4,925	4,600
		36,211

TOTAL REAL ESTATE		409,729

UTILITIES - 2.0%
Electric Utilities - 1.5%
AEP Texas, Inc.:
3.8% 10/1/47	3,383	2,763
4.7% 5/15/32	2,000	1,954
AEP Transmission Co. LLC 2.75% 8/15/51	5,703	3,987
Alabama Power Co.:
1.45% 9/15/30	14,500	11,778
3.7% 12/1/47	4,679	3,887
3.75% 3/1/45	795	661
4.15% 8/15/44	3,694	3,278
4.3% 7/15/48	4,671	4,250
5.2% 6/1/41	3,058	3,069
American Electric Power Co., Inc.:
2.95% 12/15/22	3,177	3,170
3.25% 3/1/50	2,494	1,778
4.3% 12/1/28	13,893	13,492
Appalachian Power Co.:
4.45% 6/1/45	4,766	4,147
4.5% 3/1/49	7,259	6,456
Baltimore Gas & Electric Co.:
2.25% 6/15/31	2,000	1,694
2.9% 6/15/50	6,360	4,661
3.35% 7/1/23	2,264	2,256
3.5% 8/15/46	1,986	1,632
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,077	7,339
3.55% 8/1/42	1,509	1,278
4.25% 2/1/49	2,068	1,933
Cincinnati Gas & Electric Co. 4.3% 2/1/49	21,562	19,460
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,496	4,309
Commonwealth Edison Co.:
3.1% 11/1/24	7,944	7,835
3.2% 11/15/49	13,533	10,568
3.65% 6/15/46	2,272	1,926
3.7% 3/1/45	2,462	2,059
3.75% 8/15/47	4,885	4,195
4% 3/1/48	5,426	4,860
4% 3/1/49	4,762	4,229
Dayton Power & Light Co. 3.95% 6/15/49	1,400	1,202
DTE Electric Co. 3.95% 3/1/49	2,900	2,606
Duke Energy Carolinas LLC:
2.85% 3/15/32	2,417	2,143
2.95% 12/1/26	4,766	4,584
3.2% 8/15/49	6,345	4,944
3.75% 6/1/45	1,589	1,337
3.875% 3/15/46	3,097	2,693
4% 9/30/42	2,979	2,634
6% 1/15/38	1,800	1,990
Duke Energy Corp.:
2.45% 6/1/30	5,220	4,407
2.65% 9/1/26	10,605	9,913
3.75% 4/15/24	4,766	4,743
3.75% 9/1/46	7,253	5,670
3.95% 10/15/23	1,941	1,941
4.2% 6/15/49	7,520	6,345
4.8% 12/15/45	2,216	2,056
Duke Energy Florida LLC 3.4% 10/1/46	1,986	1,579
Duke Energy Progress LLC:
3.4% 4/1/32	9,666	8,963
4.15% 12/1/44	1,430	1,274
4.375% 3/30/44	1,589	1,465
Edison International 2.95% 3/15/23	6,505	6,482
Entergy Corp.:
0.9% 9/15/25	13,436	12,063
2.95% 9/1/26	3,734	3,517
3.75% 6/15/50	3,287	2,582
Entergy Louisiana LLC:
2.35% 6/15/32	18,700	15,467
3.12% 9/1/27	1,600	1,511
4.2% 9/1/48	2,526	2,264
Entergy, Inc.:
3.55% 9/30/49	3,211	2,518
4% 3/30/29	14,040	13,599
Eversource Energy:
2.55% 3/15/31	12,735	10,793
2.9% 10/1/24	6,792	6,615
3.35% 3/15/26	5,251	5,035
3.45% 1/15/50	3,548	2,781
Exelon Corp.:
3.95% 6/15/25	15,612	15,461
5.1% 6/15/45	874	866
FirstEnergy Corp.:
1.6% 1/15/26	9,970	8,972
2.25% 9/1/30	10,730	8,786
3.4% 3/1/50	2,900	2,078
4.4% 7/15/27	6,752	6,398
5.35% 7/15/47	3,732	3,433
Florida Power & Light Co.:
2.45% 2/3/32	2,000	1,736
3.125% 12/1/25	4,051	3,995
3.15% 10/1/49	5,556	4,435
3.25% 6/1/24	3,753	3,724
4.05% 10/1/44	4,304	3,925
4.125% 6/1/48	9,771	9,128
Georgia Power Co.:
3.25% 3/30/27	6,781	6,402
4.7% 5/15/32	2,000	1,990
Indiana Michigan Power Co.:
3.2% 3/15/23	2,204	2,194
3.25% 5/1/51	3,867	2,898
Interstate Power and Light Co.:
2.3% 6/1/30	11,051	9,344
3.25% 12/1/24	2,000	1,963
ITC Holdings Corp. 3.35% 11/15/27	2,000	1,890
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	13,726	12,314
1.9% 6/15/28	9,666	8,363
2.44% 1/15/32	13,630	11,356
2.94% 3/21/24	2,000	1,965
5% 7/15/32	8,800	8,958
Northern States Power Co.:
2.6% 6/1/51	10,440	7,382
2.9% 3/1/50	9,483	7,118
3.4% 8/15/42	1,589	1,327
4.125% 5/15/44	3,575	3,242
NSTAR Electric Co. 3.2% 5/15/27	6,076	5,860
Oglethorpe Power Corp. 5.05% 10/1/48	2,000	1,845
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	25,429	22,854
3.1% 9/15/49	15,204	11,758
3.8% 9/30/47	7,733	6,745
Pacific Gas & Electric Co.:
3.15% 1/1/26	11,600	10,754
3.25% 6/1/31	4,833	3,894
3.45% 7/1/25	4,833	4,607
3.5% 6/15/25	9,666	9,215
4.2% 6/1/41	24,166	17,965
4.55% 7/1/30	30,062	26,735
4.75% 2/15/44	967	746
5.45% 6/15/27	1,100	1,081
PacifiCorp:
3.6% 4/1/24	3,177	3,170
4.125% 1/15/49	10,692	9,481
4.15% 2/15/50	2,900	2,598
6% 1/15/39	4,919	5,330
PG&E Wildfire Recovery:
5.099% 6/1/54	5,100	5,264
5.212% 12/1/49	7,000	7,285
Potomac Electric Power Co. 6.5% 11/15/37	3,024	3,487
PPL Capital Funding, Inc. 3.1% 5/15/26	6,356	6,026
PPL Electric Utilities Corp.:
3% 10/1/49	10,557	7,909
4.15% 10/1/45	2,780	2,458
Progress Energy, Inc. 6% 12/1/39	4,131	4,309
Public Service Co. of Colorado:
2.9% 5/15/25	8,737	8,523
3.8% 6/15/47	3,678	3,178
4.1% 6/1/32	2,000	1,960
4.1% 6/15/48	2,000	1,805
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,071	7,202
3.15% 1/1/50	9,135	6,953
3.65% 9/1/42	2,244	1,907
4% 6/1/44	3,972	3,406
Puget Sound Energy, Inc. 4.3% 5/20/45	5,092	4,514
Southern California Edison Co.:
2.25% 6/1/30	7,198	6,032
2.95% 2/1/51	15,950	10,756
3.7% 8/1/25	2,000	1,969
4% 4/1/47	7,944	6,432
4.125% 3/1/48	5,606	4,662
Southern Co.:
3.25% 7/1/26	10,737	10,256
3.7% 4/30/30	10,000	9,354
4.4% 7/1/46	5,814	5,125
Tampa Electric Co.:
4.45% 6/15/49	9,306	8,569
6.15% 5/15/37	4,972	5,449
Union Electric Co. 3.9% 9/15/42	2,940	2,563
Virginia Electric & Power Co.:
3.1% 5/15/25	3,177	3,103
3.3% 12/1/49	5,800	4,611
3.45% 2/15/24	2,185	2,172
3.8% 4/1/28	11,844	11,575
3.8% 9/15/47	6,522	5,538
4.2% 5/15/45	8,383	7,466
4.45% 2/15/44	2,185	2,022
4.6% 12/1/48	5,624	5,342
6% 5/15/37	1,589	1,742
Wisconsin Electric Power Co. 4.25% 6/1/44	3,734	3,214
Xcel Energy, Inc.:
3.35% 12/1/26	2,383	2,289
4% 6/15/28	1,900	1,860
4.6% 6/1/32	11,300	11,216
		818,404
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	8,816	8,486
Piedmont Natural Gas Co., Inc. 3.5% 6/1/29	10,000	9,308
Southern California Gas Co. 2.6% 6/15/26	10,509	9,919
Southern Co. Gas Capital Corp. 3.95% 10/1/46	10,740	8,566
		36,279
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	4,138	3,603
Exelon Generation Co. LLC 3.25% 6/1/25	9,666	9,381
		12,984
Multi-Utilities - 0.4%
Ameren Corp. 1.95% 3/15/27	8,995	8,045
Ameren Illinois Co.:
3.8% 5/15/28	1,500	1,463
4.5% 3/15/49	5,993	5,747
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	7,944	7,513
3.7% 7/15/30	7,954	7,583
3.8% 7/15/48	7,944	6,706
4.25% 10/15/50	6,859	6,272
4.5% 2/1/45	5,282	4,917
5.15% 11/15/43	6,144	6,227
CenterPoint Energy, Inc. 3.7% 9/1/49	4,833	3,841
CMS Energy Corp. 4.875% 3/1/44	3,972	3,723
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,272	1,911
4.45% 3/15/44	6,356	5,902
4.5% 5/15/58	7,530	6,792
4.65% 12/1/48	8,317	7,851
5.5% 12/1/39	1,986	2,024
Consumers Energy Co.:
2.65% 8/15/52	9,956	6,973
3.5% 8/1/51	2,900	2,395
Delmarva Power & Light Co. 4% 6/1/42	3,177	2,727
Dominion Energy, Inc.:
3.375% 4/1/30	18,308	16,649
3.9% 10/1/25	10,247	10,111
4.9% 8/1/41	1,589	1,518
DTE Energy Co.:
2.85% 10/1/26	4,766	4,476
3.8% 3/15/27	10,732	10,224
NiSource, Inc.:
0.95% 8/15/25	10,826	9,847
1.7% 2/15/31	12,856	10,058
3.49% 5/15/27	6,076	5,813
3.95% 3/30/48	7,944	6,553
4.375% 5/15/47	3,797	3,344
4.8% 2/15/44	4,369	4,023
Public Service Enterprise Group, Inc. 2.45% 11/15/31	5,100	4,258
Puget Energy, Inc.:
3.65% 5/15/25	6,411	6,196
4.1% 6/15/30	11,406	10,507
San Diego Gas & Electric Co. 4.5% 8/15/40	795	743
Sempra Energy:
3.25% 6/15/27	4,846	4,585
3.8% 2/1/38	6,737	5,781
4% 2/1/48	17,508	14,660
6% 10/15/39	795	851
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (c)(d)	3,359	2,789
		231,598
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	4,833	4,546
3.45% 6/1/29	4,833	4,532
6.593% 10/15/37	5,173	5,918
		14,996

TOTAL UTILITIES		1,114,261

TOTAL NONCONVERTIBLE BONDS
(Cost $15,328,814)		13,750,730

U.S. Government and Government Agency Obligations - 43.4%
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	$28,421	$25,924
0.5% 6/17/25	31,957	29,376
0.625% 4/22/25	33,907	31,396
0.75% 10/8/27	16,844	14,801
0.875% 8/5/30	40,385	33,250
1.625% 10/15/24	17,834	17,150
1.75% 7/2/24	22,928	22,245
1.875% 9/24/26	10,605	9,978
2.125% 4/24/26	3,177	3,030
2.625% 9/6/24	3,177	3,123
2.875% 9/12/23	6,116	6,071
6.625% 11/15/30	9,666	11,828
Federal Home Loan Bank:
0.375% 9/4/25	7,170	6,534
0.5% 4/14/25	44,410	41,064
1.5% 8/15/24	3,935	3,794
2.5% 2/13/24	3,955	3,905
3.25% 11/16/28	18,830	18,743
5.5% 7/15/36	1,190	1,420
Freddie Mac:
0.25% 8/24/23	16,723	16,182
0.25% 12/4/23	42,351	40,629
0.375% 7/21/25	20,972	19,184
0.375% 9/23/25	23,695	21,582
2.75% 6/19/23	19,235	19,108
6.25% 7/15/32	6,116	7,512
6.75% 3/15/31	20,653	25,613
Tennessee Valley Authority:
0.75% 5/15/25	27,394	25,376
4.25% 9/15/65	5,896	5,931
5.25% 9/15/39	15,887	17,914
5.375% 4/1/56	4,286	5,190

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		487,853

U.S. Treasury Obligations - 42.5%
U.S. Treasury Bonds:
1.125% 5/15/40	316,612	215,494
1.125% 8/15/40	175,341	118,259
1.25% 5/15/50	46,948	29,029
1.375% 11/15/40	168,518	118,555
1.375% 8/15/50	65,948	42,171
1.625% 11/15/50	165,229	113,046
1.75% 8/15/41	185,755	138,010
1.875% 2/15/41	60,554	46,392
1.875% 2/15/51	176,269	128,615
1.875% 11/15/51	107,574	78,336
2% 11/15/41	67,944	52,779
2% 2/15/50	17,590	13,305
2% 8/15/51	360,300	270,675
2.25% 5/15/41	172,934	141,023
2.25% 8/15/46	50,830	39,791
2.25% 8/15/49	15,290	12,245
2.25% 2/15/52	109,990	87,855
2.375% 2/15/42	48,988	40,515
2.375% 11/15/49	186,821	153,959
2.375% 5/15/51	247,970	204,149
2.5% 2/15/45	80,939	66,907
2.5% 2/15/46	111,548	91,953
2.5% 5/15/46	110,361	90,940
2.75% 11/15/42	1,066	935
2.75% 8/15/47	78,639	68,333
2.75% 11/15/47	27,659	24,076
2.875% 5/15/43	89,344	79,628
2.875% 8/15/45	92,594	81,870
2.875% 11/15/46	97,649	86,549
2.875% 5/15/52	167,800	154,638
3% 11/15/44	77,013	69,642
3% 5/15/45	119,853	108,289
3% 11/15/45	16,313	14,760
3% 2/15/47	104,813	95,069
3% 5/15/47	37,396	33,977
3% 2/15/48	36,450	33,384
3% 8/15/52	115,800	109,775
3.125% 8/15/25	189,100	187,194
3.125% 2/15/43	23,007	21,383
3.125% 8/15/44	72,478	67,023
3.125% 5/15/48	10,277	9,670
3.25% 5/15/42	241,100	230,627
3.375% 8/15/42	32,800	32,006
3.375% 5/15/44	147,527	142,323
3.375% 11/15/48	4,631	4,587
3.625% 8/15/43	65,327	65,644
3.625% 2/15/44	41,523	41,648
3.75% 11/15/43	35,570	36,420
3.875% 8/15/40	53,191	56,301
4.25% 5/15/39	6,384	7,166
4.25% 11/15/40	644	716
4.375% 2/15/38	20,955	23,916
4.375% 11/15/39	80	90
4.375% 5/15/40	6,355	7,202
4.375% 5/15/41	6,610	7,447
4.5% 2/15/36	20,270	23,371
4.5% 5/15/38	28,610	33,066
4.5% 8/15/39	4,450	5,139
4.625% 2/15/40	8,282	9,701
4.75% 2/15/37	64,032	75,800
4.75% 2/15/41	4,765	5,639
5% 5/15/37 (e)	62,525	75,829
5.375% 2/15/31	42,474	49,193
6.25% 5/15/30 (e)	48,578	58,470
U.S. Treasury Notes:
0.125% 9/30/22	80	80
0.125% 10/31/22	79	79
0.125% 11/30/22	1,079	1,072
0.125% 12/31/22	296	293
0.125% 4/30/23	1	1
0.125% 6/30/23	95	92
0.125% 7/31/23	16	15
0.125% 8/31/23	89	86
0.125% 1/15/24	251,840	240,566
0.25% 9/30/23	128,159	123,804
0.25% 11/15/23	50,100	48,225
0.25% 5/31/25	51,361	47,022
0.25% 6/30/25	291,695	266,525
0.25% 7/31/25	236,802	215,675
0.25% 9/30/25	174,616	158,232
0.25% 10/31/25	181,873	164,325
0.375% 10/31/23	364,668	351,933
0.375% 11/30/25	352,530	318,929
0.375% 12/31/25	242,294	218,699
0.375% 1/31/26	13	11
0.375% 7/31/27	251,927	218,438
0.375% 9/30/27	84,174	72,554
0.5% 11/30/23	15	15
0.5% 3/31/25	430,431	398,939
0.5% 2/28/26	136,549	123,204
0.5% 10/31/27	354,566	306,963
0.625% 10/15/24	196,807	185,414
0.625% 7/31/26	184,631	165,663
0.625% 11/30/27	37,166	32,311
0.625% 12/31/27	42,643	36,981
0.625% 5/15/30	387,412	319,342
0.625% 8/15/30	58,989	48,392
0.75% 12/31/23	71	68
0.75% 11/15/24	266,502	251,105
0.75% 5/31/26	102,419	92,709
0.75% 8/31/26	301,288	271,183
0.875% 1/31/24	241,372	232,651
0.875% 6/30/26	74,538	67,679
0.875% 9/30/26	318,314	287,564
1% 12/15/24	410,627	388,364
1.125% 10/31/26	125,566	114,412
1.125% 2/28/27	163,063	147,922
1.125% 2/29/28	262,029	232,827
1.125% 8/31/28	64,238	56,497
1.125% 2/15/31	31,899	27,123
1.25% 7/31/23	20	20
1.25% 8/31/24 (f)	73,115	70,022
1.25% 12/31/26	307,004	280,537
1.25% 5/31/28	78,201	69,635
1.25% 6/30/28	372,283	330,808
1.25% 8/15/31	491,624	418,438
1.375% 10/15/22	43	42
1.375% 9/30/23	34,518	33,750
1.375% 1/31/25	239,575	227,943
1.375% 8/31/26	46,589	43,037
1.375% 10/31/28	90,468	80,538
1.375% 12/31/28	106,427	94,662
1.5% 1/15/23	19	19
1.5% 3/31/23	449	444
1.5% 2/29/24	348,800	338,799
1.5% 9/30/24	66,647	64,038
1.5% 10/31/24	220,791	211,821
1.5% 11/30/24	94,437	90,430
1.5% 2/15/25	226,659	216,079
1.5% 8/15/26	104,698	97,189
1.5% 1/31/27	506,645	467,499
1.5% 11/30/28	41,895	37,537
1.5% 2/15/30	723,990	642,202
1.625% 4/30/23	42	42
1.625% 10/31/23	74,804	73,249
1.625% 2/15/26	0	0
1.625% 5/15/26	4,456	4,174
1.625% 11/30/26	45,785	42,603
1.625% 8/15/29	41,698	37,519
1.75% 9/30/22	57	56
1.75% 1/31/23	164	163
1.75% 6/30/24	53,508	51,882
1.75% 7/31/24	179,586	173,939
1.75% 12/31/24	337,175	324,280
1.75% 3/15/25	8,800	8,429
1.75% 12/31/26	58,287	54,474
1.75% 1/31/29	110,873	100,808
1.875% 9/30/22	405	405
1.875% 10/31/22	16	16
1.875% 6/30/26	21,678	20,478
1.875% 2/28/27	166,929	156,515
2% 11/30/22	37	37
2% 4/30/24	46,461	45,367
2% 5/31/24	78,426	76,487
2% 6/30/24	77,711	75,708
2% 2/15/25	2,888	2,787
2% 8/15/25	28,708	27,507
2% 11/15/26	37,465	35,372
2.125% 12/31/22	0	0
2.125% 11/30/23	92,391	90,900
2.125% 2/29/24	41,799	40,980
2.125% 3/31/24	326,602	319,878
2.125% 7/31/24	9,917	9,673
2.125% 9/30/24	71,372	69,485
2.125% 11/30/24	43,800	42,519
2.125% 5/15/25	46,354	44,715
2.25% 12/31/23	2,328	2,290
2.25% 1/31/24	60,386	59,360
2.25% 3/31/24	583,559	572,366
2.25% 4/30/24	144,770	141,925
2.25% 10/31/24	106,387	103,702
2.25% 11/15/24	68,258	66,507
2.25% 12/31/24	32,384	31,492
2.25% 11/15/25	84,400	81,208
2.25% 2/15/27	182,101	173,401
2.25% 8/15/27	419,764	398,612
2.25% 11/15/27	240,949	228,261
2.375% 1/31/23	84	84
2.375% 2/29/24	96,660	95,105
2.375% 8/15/24	12,786	12,523
2.375% 3/31/29	92,700	87,410
2.375% 5/15/29	20,544	19,373
2.5% 3/31/23	0	0
2.5% 1/31/24	99,273	97,915
2.5% 4/30/24	164,800	162,186
2.5% 5/15/24	7,963	7,835
2.5% 1/31/25	118,780	116,075
2.5% 2/28/26	72,343	70,031
2.5% 3/31/27	5,000	4,814
2.625% 3/31/25	12,741	12,472
2.625% 12/31/25	106,891	104,051
2.625% 5/31/27	39,800	38,547
2.625% 2/15/29	56,726	54,404
2.625% 7/31/29	642,200	615,609
2.75% 4/30/23	96	95
2.75% 5/31/23	14	14
2.75% 8/31/23	17,708	17,577
2.75% 11/15/23	57,051	56,563
2.75% 2/15/24	130,482	129,131
2.75% 2/28/25	16,729	16,432
2.75% 5/15/25	39,400	38,641
2.75% 6/30/25	16,411	16,087
2.75% 4/30/27	243,000	236,517
2.75% 7/31/27	362,200	352,494
2.75% 2/15/28	102,640	99,433
2.75% 5/31/29	32,300	31,167
2.75% 8/15/32	558,786	539,054
2.875% 9/30/23 (f)	156,932	155,963
2.875% 10/31/23	150,853	149,863
2.875% 11/30/23	60,443	60,006
2.875% 4/30/25	53,661	52,799
2.875% 5/31/25	95,918	94,340
2.875% 6/15/25	44,500	43,763
2.875% 5/15/28	139,625	136,025
2.875% 8/15/28	150,635	146,640
2.875% 4/30/29	33,500	32,576
2.875% 5/15/32	294,500	287,045
3% 6/30/24	70,800	70,186
3% 7/31/24 (f)	249,700	247,515
3% 7/15/25	461,100	454,940
3% 10/31/25	22,858	22,525
3.125% 8/31/27	73,200	72,548
3.125% 11/15/28	19,870	19,618
3.125% 8/31/29	21,800	21,585
3.25% 8/31/24	28,700	28,577
3.25% 6/30/27	95,500	95,045
3.25% 6/30/29	36,500	36,352

TOTAL U.S. TREASURY OBLIGATIONS		23,631,093

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $26,097,651)		24,118,946

U.S. Government Agency - Mortgage Securities - 27.8%
Fannie Mae - 12.3%
12 month U.S. LIBOR + 1.510% 2.266% 11/1/34 (c)(d)	1,593	1,620
12 month U.S. LIBOR + 1.640% 2.534% 4/1/41 (c)(d)	365	370
12 month U.S. LIBOR + 1.880% 2.461% 11/1/34 (c)(d)	134	136
1.5% 8/1/31 to 11/1/51	472,012	406,817
2% 5/1/23 to 4/1/52	2,555,549	2,241,021
2.5% 7/1/26 to 6/1/52	1,566,885	1,420,418
3% 3/1/26 to 8/1/52	1,181,898	1,112,117
3.5% 6/1/25 to 7/1/52	732,936	710,071
4% 5/1/24 to 9/1/52	591,195	584,337
4% 11/1/41	7	7
4.5% to 4.5% 11/1/22 to 8/1/52	216,141	217,816
5% 3/1/23 to 1/1/51	89,242	91,655
5.5% 7/1/23 to 6/1/49	38,408	40,442
6% to 6% 2/1/23 to 7/1/41	11,118	11,884
6.5% 7/1/24 to 6/1/40	4,249	4,623

TOTAL FANNIE MAE		6,843,334

Freddie Mac - 8.6%
12 month U.S. LIBOR + 1.940% 3.906% 9/1/37 (c)(d)	171	176
U.S. TREASURY 1 YEAR INDEX + 1.710% 1.949% 3/1/36 (c)(d)	1,474	1,498
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.518% 12/1/35 (c)(d)	655	674
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.463% 3/1/35 (c)(d)	297	303
1.5% 7/1/35 to 12/1/51	497,959	428,080
2% 6/1/23 to 5/1/52	1,810,457	1,574,066
2% 9/1/35	8,099	7,474
2% 10/1/35	53,056	48,961
2.5% 2/1/27 to 6/1/52	1,532,760	1,383,450
3% 10/1/26 to 6/1/52	594,942	559,194
3% 8/1/47	162	153
3.5% 9/1/25 to 8/1/52	408,142	395,093
3.5% 8/1/47	291	281
3.5% 9/1/47	102	98
3.5% 9/1/47	7,666	7,439
3.5% 10/1/48	295	284
4% 9/1/24 to 9/1/52	182,768	180,913
4.5% 5/1/23 to 8/1/52	120,489	121,284
5% 4/1/23 to 6/1/50	24,539	25,204
5.5% 5/1/23 to 6/1/49	14,568	15,255
6% 4/1/32 to 8/1/37	389	412
6.5% 8/1/36 to 12/1/37	81	88

TOTAL FREDDIE MAC		4,750,380

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	47	45
2.5% 12/1/31	3	3
2.5% 1/1/32	30	29
2.5% 2/1/32	60	57

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		134

Ginnie Mae - 5.8%
3.5% 10/15/40 to 8/20/52	488,143	475,250
4% 1/15/25 to 8/20/52	244,110	242,472
5% 1/20/39 to 4/20/49	36,065	37,342
1.5% 10/20/43 to 3/20/52	11,838	10,038
2% 10/20/50 to 6/20/52	834,548	741,524
2% 9/1/52 (g)	39,400	34,811
2.5% 10/20/42 to 6/20/52	878,676	805,814
2.5% 9/1/52 (g)	16,900	15,409
2.5% 9/1/52 (g)	35,700	32,551
3% 4/15/42 to 6/20/52	655,828	622,180
3% 9/1/52 (g)	23,600	22,150
3.5% 9/1/52 (g)	22,500	21,693
4% 9/1/52 (g)	27,900	27,488
4.5% to 4.5% 3/20/33 to 7/20/52	113,636	115,066
4.5% 9/1/52 (g)	30,800	30,801
5.5% 10/20/32 to 6/20/49	8,544	8,981
6% to 6% 5/20/34 to 12/15/40	3,188	3,425
6.5% 8/20/36 to 1/15/39	591	644

TOTAL GINNIE MAE		3,247,639

Uniform Mortgage Backed Securities - 1.1%
1.5% 9/1/52 (g)	11,700	9,586
2% 9/1/37 (g)	21,500	19,811
2% 9/1/52 (g)	86,100	74,093
2% 9/1/52 (g)	59,500	51,203
2.5% 9/1/37 (g)	16,100	15,225
2.5% 9/1/52 (g)	55,700	49,747
2.5% 9/1/52 (g)	53,900	48,139
3% 9/1/52 (g)	29,500	27,299
3% 9/1/52 (g)	33,400	30,908
3.5% 9/1/52 (g)	33,950	32,364
3.5% 9/1/52 (g)	15,500	14,776
3.5% 9/1/52 (g)	38,400	36,606
4% 9/1/52 (g)	13,700	13,369
4% 9/1/52 (g)	59,200	57,771
4.5% 9/1/52 (g)	67,900	67,481
5% 9/1/52 (g)	44,900	45,307

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		593,685

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $17,067,563)		15,435,172

Asset-Backed Securities - 0.4%
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	$8,197	$7,643
1.39% 7/15/30	13,710	11,895
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	26,229	25,537
Series 2022-3 Class A2A, 3.97% 4/15/27	25,810	25,700
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/16/24	7,407	7,406
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,713	3,695
Series 2018-A6 Class A6, 3.21% 12/7/24	7,547	7,544
Series 2018-A7 Class A7, 3.96% 10/13/30	12,808	12,847
Discover Card Execution Note Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,513
Series 2018-A1 Class A1, 3.03% 8/15/25	15,252	15,211
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	19,180	19,071
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,132	15,065
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	18,988	18,500
Hyundai Auto Receivables Trust 3.72% 11/16/26	17,422	17,357
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	21,034	20,791
TOTAL ASSET-BACKED SECURITIES
(Cost $214,800)		209,775

Commercial Mortgage Securities - 1.7%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	17,201	16,819
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,398	11,910
Series 2020-BN28 Class A4, 1.844% 3/15/63	33,272	27,544
Series 2021-BN35 Class A5, 2.285% 6/15/64	16,433	13,896
Series 2022-BNK41 Class A4, 3.7899% 4/15/65 (c)	27,916	26,769
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	20,928	17,661
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	13,581	11,302
Series 2021-B24 Class A5, 2.5843% 3/15/54	20,299	17,647
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,039	19,359
Series 2019-B9 Class A5, 4.0156% 3/15/52	18,628	18,177
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	23,932	23,458
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,038	8,742
Series 2015-P1 Class A5, 3.717% 9/15/48	4,659	4,554
Series 2016-C1 Class A4, 3.209% 5/10/49	14,743	14,073
Series 2016-P4 Class A4, 2.902% 7/10/49	17,079	16,142
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class A4, 3.213% 3/10/46	9,190	9,116
Series 2013-CR6 Class A4, 3.101% 3/10/46	14,907	14,859
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,430	14,976
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	9,981	9,721
Series 2019-C17:
Class A4, 2.7628% 9/15/52	14,978	13,336
Class A5, 3.0161% 9/15/52	14,978	13,542
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	12,674	12,126
Series 2020-K104 Class A2, 2.253% 1/25/30	59,506	53,996
Series 2020-K116 Class A2, 1.378% 7/25/30	50,584	42,550
Series 2020-K117 Class A2, 1.406% 8/25/30	25,809	21,694
Series 2020-K118 Class A2, 1.493% 9/25/30	12,257	10,354
Series 2020-K121 Class A2, 1.547% 10/25/30	17,206	14,532
Series 2021-K125 Class A2, 1.846% 1/25/31	6,670	5,755
Series 2021-K126 Class A2, 2.074% 1/25/31	9,492	8,341
Series 2021-K130 Class A2, 1.723% 6/25/31	8,168	6,928
Series 2021-K136 Class A2, 2.127% 11/25/31	22,339	19,461
Series K034 Class A2, 3.531% 7/25/23	7,149	7,125
Series K080 Class A2, 3.926% 7/25/28	13,178	13,294
Series 2017-K064 Class A2, 3.224% 3/25/27	13,702	13,397
Series 2017-K068 Class A2, 3.244% 8/25/27	18,911	18,471
Series 2017-K727 Class A2, 2.946% 7/25/24	19,723	19,409
Series 2018-K730 Class A2, 3.59% 1/25/25	30,726	30,496
Series 2019-K094 Class A2, 2.903% 6/25/29	40,856	38,858
Series 2019-K1510 Class A2, 3.718% 1/25/31	11,797	11,711
Series 2021-K123 Class A2, 1.621% 12/25/30	22,648	19,220
Series K036 Class A2, 3.527% 10/25/23	7,129	7,093
Series K046 Class A2, 3.205% 3/25/25	26,452	26,026
Series K047 Class A2, 3.329% 5/25/25	3,066	3,024
Series K053 Class A2, 2.995% 12/25/25	5,649	5,514
Series K056 Class A2, 2.525% 5/25/26	16,483	15,759
Series K062 Class A1, 3.032% 9/25/26	9,116	9,033
Series K079 Class A2, 3.926% 6/25/28	6,181	6,237
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	5,025	5,016
Series 2014-GC26 Class A4, 3.364% 11/10/47	13,481	13,073
Series 2020-GC45 Class A5, 2.9106% 2/13/53	36,094	32,502
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	26,809	26,429
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,586	7,491
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,704	20,279
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,149	6,950
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	2,602	2,596
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	11,696	11,352
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,132	12,493
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	25,720	23,188
Series 2019-C54 Class A4, 3.146% 12/15/52	1,837	1,678
Series 2020-C55 Class A5, 2.725% 2/15/53	12,719	11,240
Series 2018-C48 Class A5, 4.302% 1/15/52	15,529	15,321
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	11,478	11,228
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,061,278)		964,843

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,725	10,882
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,750	$4,588
Series 2010 S1, 7.043% 4/1/50	5,635	7,550
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	19,660	26,119
Series 2010, 7.6% 11/1/40	10,305	13,912
Series 2018, 3.5% 4/1/28	10,235	10,040
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	6,750	5,014
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	7,250	8,631
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,095	5,838
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	12,565	9,236
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	1,850	1,484
Series 2021 C, 2.843% 11/1/46	11,600	8,924
Series 2022 A, 4.507% 11/1/51	4,485	4,295
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	5,025	4,292
3.293% 6/1/42	2,435	1,933
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	2,955	2,236
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	21,745	21,641
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,035	6,127
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,505	10,030
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	3,800	4,347
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,750	3,062
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	4,445	3,577
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	6,815	5,200
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	967	1,071
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,734	4,874
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,375	10,079
4.131% 6/15/42	11,375	9,959
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,170	8,458
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,520	9,232
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	4,895	5,618
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	16,190	13,302
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,115	4,280
Series 2010 164, 5.647% 11/1/40	4,135	4,613
Series 225, 3.175% 7/15/60	18,365	13,376
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,495	3,874
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,015	5,659
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	8,986	9,620
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,465	7,740
3.256% 5/15/60	10,635	7,829
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	795	886
Series 2015 AP, 3.931% 5/15/45	2,970	2,755
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,775	3,397
Series 2021 B, 2.584% 11/1/51	1,885	1,338
TOTAL MUNICIPAL SECURITIES
(Cost $347,280)		306,918

Foreign Government and Government Agency Obligations - 1.2%
Alberta Province:
1% 5/20/25	$28,032	$26,069
3.3% 3/15/28	7,930	7,756
British Columbia Province 2.25% 6/2/26	18,944	17,993
Canadian Government 2% 11/15/22	3,755	3,747
Chilean Republic:
2.55% 7/27/33	24,746	19,871
3.125% 1/21/26	1,000	955
3.24% 2/6/28	9,215	8,572
3.625% 10/30/42	10,385	8,018
3.86% 6/21/47	4,931	3,930
Export Development Canada 2.625% 2/21/24	9,260	9,124
Hungarian Republic:
5.75% 11/22/23	15,012	15,212
7.625% 3/29/41	5,792	6,649
Indonesian Republic:
2.85% 2/14/30	27,839	25,452
3.5% 2/14/50	21,266	16,778
Israeli State:
3.25% 1/17/28	11,430	11,300
3.375% 1/15/50	23,561	19,585
Italian Republic:
2.375% 10/17/24	5,000	4,748
2.875% 10/17/29	21,266	18,112
4% 10/17/49	4,800	3,703
6.875% 9/27/23	4,766	4,867
Jordanian Kingdom 3% 6/30/25	2,059	2,019
Manitoba Province:
2.1% 9/6/22	1,509	1,509
3.05% 5/14/24	1,192	1,179
Ontario Province:
0.625% 1/21/26	2,030	1,829
1.125% 10/7/30	19,052	15,609
2.3% 6/15/26	11,337	10,737
2.5% 4/27/26	3,972	3,797
3.05% 1/29/24	9,260	9,176
Panamanian Republic:
3.16% 1/23/30	14,972	13,145
3.75% 3/16/25	3,260	3,222
4% 9/22/24	1,648	1,642
4.3% 4/29/53	4,663	3,558
4.5% 4/16/50	10,235	8,059
4.5% 4/1/56	15,853	12,225
Peruvian Republic:
1.862% 12/1/32	19,951	15,142
2.392% 1/23/26	3,867	3,614
2.78% 12/1/60	3,287	2,042
2.844% 6/20/30	12,979	11,250
3.55% 3/10/51	14,983	11,123
4.125% 8/25/27	11,485	11,247
6.55% 3/14/37	2,443	2,670
7.35% 7/21/25	3,867	4,153
Philippine Republic:
1.648% 6/10/31	14,500	12,000
2.65% 12/10/45	18,269	13,019
3% 2/1/28	15,092	14,509
3.95% 1/20/40	12,692	11,535
4.2% 1/21/24	4,087	4,098
6.375% 10/23/34	8,242	9,438
Polish Government:
3.25% 4/6/26	5,243	5,152
4% 1/22/24	28,744	28,669
Quebec Province:
1.5% 2/11/25	22,909	21,748
2.5% 4/20/26	9,329	8,936
2.75% 4/12/27	10,154	9,775
2.875% 10/16/24	1,648	1,621
United Mexican States:
3.25% 4/16/30	10,605	9,450
3.5% 2/12/34	32,290	26,898
4.28% 8/14/41	34,799	28,020
4.35% 1/15/47	11,447	9,017
4.5% 1/31/50	7,346	5,841
4.6% 1/23/46	4,766	3,897
4.6% 2/10/48	13,941	11,325
4.75% 3/8/44	7,704	6,555
5.55% 1/21/45	3,111	2,919
6.05% 1/11/40	3,812	3,816
Uruguay Republic:
4.125% 11/20/45	3,773	3,568
4.375% 10/27/27	967	990
4.375% 1/23/31	12,587	12,833
4.975% 4/20/55	9,319	9,335
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $768,263)		656,352

Supranational Obligations - 0.9%
African Development Bank 0.875% 7/22/26	12,141	10,954
Asian Development Bank:
0.375% 9/3/25	31,972	29,048
0.5% 2/4/26	17,689	15,924
0.75% 10/8/30	15,466	12,575
1.5% 10/18/24	17,883	17,137
2% 4/24/26	5,004	4,738
2.5% 11/2/27	5,321	5,071
2.625% 1/30/24	11,946	11,794
2.625% 1/12/27	5,164	4,989
2.75% 1/19/28	29,894	28,784
European Investment Bank:
0.75% 9/23/30	22,088	18,045
0.875% 5/17/30	5,299	4,433
1.25% 2/14/31	9,586	8,152
1.375% 5/15/23	19,333	19,044
1.875% 2/10/25	2,383	2,288
2.25% 6/24/24	17,965	17,563
2.375% 5/24/27	3,177	3,028
2.5% 10/15/24	4,548	4,453
2.875% 8/15/23	8,412	8,357
3.125% 12/14/23	10,963	10,905
3.25% 1/29/24	1,589	1,582
Inter-American Development Bank:
0.625% 7/15/25	17,588	16,159
0.875% 4/20/26	40,212	36,540
1.75% 3/14/25	14,635	13,981
2% 6/2/26	3,177	3,003
2.125% 1/15/25	1,454	1,406
2.25% 6/18/29	15,187	14,091
2.375% 7/7/27	5,346	5,081
3% 10/4/23	2,840	2,829
4.375% 1/24/44	6,926	7,426
International Bank for Reconstruction & Development:
0.375% 7/28/25	20,783	18,947
0.5% 10/28/25	26,222	23,810
0.75% 8/26/30	13,146	10,707
0.875% 5/14/30	16,078	13,322
1.25% 2/10/31	14,403	12,178
1.5% 8/28/24	15,743	15,128
1.625% 1/15/25	14,127	13,496
1.875% 6/19/23	10,834	10,693
1.875% 10/27/26	3,781	3,534
2.5% 3/19/24	3,019	2,971
2.5% 11/25/24	4,528	4,427
2.5% 7/29/25	3,010	2,919
2.5% 3/29/32	28,960	26,855
International Finance Corp.:
0.75% 8/27/30	8,767	7,187
2.875% 7/31/23	3,422	3,397
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $554,534)		508,951

Bank Notes - 0.1%
Bank of America NA 6% 10/15/36	4,075	4,409
Citibank NA 3.65% 1/23/24	19,859	19,826
Citizens Bank NA:
2.25% 4/28/25	$10,391	$9,846
3.75% 2/18/26	10,723	10,502
Discover Bank 3.45% 7/27/26	10,127	9,590
Truist Bank:
2.636% 9/17/29 (c)	9,000	8,537
3.3% 5/15/26	6,037	5,796
3.8% 10/30/26	2,573	2,513
U.S. Bank NA, Cincinnati 3.4% 7/24/23	7,944	7,925
TOTAL BANK NOTES
(Cost $80,781)		78,944
	Shares	Value (000s)

Money Market Funds - 1.2%
Fidelity Cash Central Fund 2.33% (h)	292,366,184	$292,425
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	343,215,432	343,250
TOTAL MONEY MARKET FUNDS
(Cost $635,675)		635,675
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $62,156,639)		56,666,306
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(1,089,775)
NET ASSETS - 100%		$55,576,531

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Uniform Mortgage Backed Securities
2% 9/1/52	$(86,100)	$(74,093)
2.5% 9/1/52	(55,700)	(49,747)
TOTAL TBA SALE COMMITMENTS
(Proceeds $127,288)		$(123,840)

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $214,878,000 or 0.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,113,000.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$1,553,450	$10,235,245	$11,496,270	$972	$--	$--	$292,425	0.6%
Fidelity Securities Lending Cash Central Fund 2.34%	180,694	5,564,204	5,401,648	476	--	--	343,250	1.0%
Total	$1,734,144	$15,799,449	$16,897,918	$1,448	$--	$--	$635,675

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$13,750,730	$--	$13,750,730	$--
U.S. Government and Government Agency Obligations	24,118,946	--	24,118,946	--
U.S. Government Agency - Mortgage Securities	15,435,172	--	15,435,172	--
Asset-Backed Securities	209,775	--	209,775	--
Commercial Mortgage Securities	964,843	--	964,843	--
Municipal Securities	306,918	--	306,918	--
Foreign Government and Government Agency Obligations	656,352	--	656,352	--
Supranational Obligations	508,951	--	508,951	--
Bank Notes	78,944	--	78,944	--
Money Market Funds	635,675	635,675	--	--
Total Investments in Securities:	$56,666,306	$635,675	$56,030,631	$--
Other Financial Instruments:
TBA Sale Commitments	$(123,840)	$--	$(123,840)	$--
Total Other Financial Instruments:	$(123,840)	$--	$(123,840)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $334,578) — See accompanying schedule: Unaffiliated issuers (cost $61,520,964)	$56,030,631
Fidelity Central Funds (cost $635,675)	635,675
Total Investment in Securities (cost $62,156,639)		$56,666,306
Receivable for investments sold		52,374
Receivable for TBA sale commitments		127,288
Receivable for fund shares sold		41,721
Interest receivable		274,279
Distributions receivable from Fidelity Central Funds		493
Other receivables		481
Total assets		57,162,942
Liabilities
Payable to custodian bank	$1
Payable for investments purchased
Regular delivery	289,308
Delayed delivery	787,061
TBA sale commitments, at value	123,840
Payable for fund shares redeemed	34,364
Distributions payable	6,943
Accrued management fee	1,161
Other payables and accrued expenses	483
Collateral on securities loaned	343,250
Total liabilities		1,586,411
Net Assets		$55,576,531
Net Assets consist of:
Paid in capital		$61,424,743
Total accumulated earnings (loss)		(5,848,212)
Net Assets		$55,576,531
Net Asset Value, offering price and redemption price per share ($55,576,531 ÷ 5,265,537 shares)		$10.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2022
Investment Income
Interest		$1,198,263
Income from Fidelity Central Funds (including $476 from security lending)		1,448
Total income		1,199,711
Expenses
Management fee	$14,088
Independent trustees' fees and expenses	187
Total expenses before reductions	14,275
Expense reductions	(2)
Total expenses after reductions		14,273
Net investment income (loss)		1,185,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(362,999)
Redemptions in-kind with affiliated entities	(109,302)
Total net realized gain (loss)		(472,301)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7,739,663)
TBA sale commitments	4,647
Total change in net unrealized appreciation (depreciation)		(7,735,016)
Net gain (loss)		(8,207,317)
Net increase (decrease) in net assets resulting from operations		$(7,021,879)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,185,438	$1,034,120
Net realized gain (loss)	(472,301)	223,334
Change in net unrealized appreciation (depreciation)	(7,735,016)	(1,334,599)
Net increase (decrease) in net assets resulting from operations	(7,021,879)	(77,145)
Distributions to shareholders	(1,305,021)	(1,588,638)
Share transactions
Proceeds from sales of shares	25,027,315	22,603,202
Reinvestment of distributions	1,228,470	1,509,067
Cost of shares redeemed	(22,196,653)	(18,128,537)
Net increase (decrease) in net assets resulting from share transactions	4,059,132	5,983,732
Total increase (decrease) in net assets	(4,267,768)	4,317,949
Net Assets
Beginning of period	59,844,299	55,526,350
End of period	$55,576,531	$59,844,299
Other Information
Shares
Sold	2,219,444	1,843,063
Issued in reinvestment of distributions	107,973	122,632
Redeemed	(1,966,022)	(1,479,534)
Net increase (decrease)	361,395	486,161

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Bond Index Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$12.57	$12.08	$11.26	$11.71
Income from Investment Operations
Net investment income (loss)A,B	.236	.222	.291	.328	.302
Net realized and unrealized gain (loss)	(1.626)	(.245)	.481	.813	(.445)
Total from investment operations	(1.390)	(.023)	.772	1.141	(.143)
Distributions from net investment income	(.230)	(.224)	(.282)	(.321)	(.300)
Distributions from net realized gain	(.030)	(.123)	–	–	(.007)
Total distributions	(.260)	(.347)	(.282)	(.321)	(.307)
Net asset value, end of period	$10.55	$12.20	$12.57	$12.08	$11.26
Total ReturnC	(11.52)%	(.17)%	6.48%	10.33%	(1.22)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.02%F	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02%F	.03%	.03%	.03%	.03%
Expenses net of all reductions	.02%F	.02%	.03%	.03%	.03%
Net investment income (loss)	2.08%	1.81%	2.38%	2.87%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$55,577	$59,844	$55,526	$44,339	$20,283
Portfolio turnover rateG	50%H	76%	59%H	35%H	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Bond Index Fund	$481

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,178
Gross unrealized depreciation	(5,534,083)
Net unrealized appreciation (depreciation)	$(5,460,905)
Tax Cost	$62,130,659

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(353,367)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,460,905)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(251,037)
Long-term	(102,330)
Total capital loss carryforward	$(353,367)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$1,157,261	$ 1,223,528
Long-term Capital Gains	147,760	365,110
Total	$1,305,021	$ 1,588,638

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	10,532,332	10,567,627

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of average net assets. This expense contract will remain in place through October 31, 2023.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity U.S. Bond Index Fund	170,078	(109,302)	1,852,154

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Bond Index Fund	$51	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity U.S. Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity U.S. Bond Index Fund	.02%
Actual		$1,000.00	$922.70	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 28.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $934,408,591 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $996,022,739 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

UII-UDV-ANN-1022
1.925929.111

Fidelity® Series Government Money Market Fund

Annual Report

August 31, 2022

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of August 31, 2022

Days	% of fund's investments 8/31/22
1 - 7	81.8
8 - 30	7.4
31 - 60	2.1
61 - 90	3.6
91 - 180	4.3
> 180	0.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2022
U.S. Treasury Debt	32.7%
U.S. Government Agency Debt	17.1%
Repurchase Agreements	51.7%
Net Other Assets (Liabilities)*	(1.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

8/31/22
Fidelity® Series Government Money Market Fund	2.23%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Debt - 32.7%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 32.7%
U.S. Treasury Bills
9/6/22 to 3/2/23	0.09 to 3.29%	$157,600,000	$156,405,001
U.S. Treasury Notes
9/15/22 to 7/31/24	0.09 to 2.96 (b)	620,365,000	620,424,773
TOTAL U.S. TREASURY DEBT
(Cost $776,829,774)			776,829,774

U.S. Government Agency Debt - 17.1%
Federal Agencies - 17.1%
Federal Farm Credit Bank
7/26/23	2.35 (b)(c)	1,000,000	999,964
Federal Home Loan Bank
9/1/22 to 7/12/24	0.10 to 2.97 (b)	378,401,000	377,951,768
Freddie Mac
9/9/22	2.39 (b)(c)	26,000,000	26,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $404,951,732)			404,951,732

U.S. Government Agency Repurchase Agreement - 9.7%
	Maturity Amount	Value
In a joint trading account at 2.3% dated 8/31/22 due 9/1/22 (Collateralized by U.S. Government Obligations) #	$90,984,821	$90,979,000
With:
ABN AMRO Bank NV at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Government Obligations valued at $5,100,326, 2.50% - 4.50%, 9/1/35 - 8/1/52)	5,000,319	5,000,000
BMO Harris Bank NA at:
2.4%, dated 8/29/22 due 9/7/22 (Collateralized by U.S. Government Obligations valued at $1,020,205, 4.00%, 8/20/42)	1,001,867	1,000,000
2.74%, dated 8/10/22 due 9/7/22 (Collateralized by U.S. Government Obligations valued at $1,021,708, 4.00%, 8/20/42)	1,007,002	1,000,000
BNP Paribas, SA at:
1.34%, dated 5/5/22 due 9/6/22 (Collateralized by U.S. Treasury Obligations valued at $9,296,581, 0.00% - 7.50%, 10/13/22 - 6/1/56)	9,041,540	9,000,000
1.45%, dated 5/24/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $1,032,844, 0.00% - 5.63%, 10/13/22 - 7/1/52)	1,005,035	1,000,000
2.31%, dated 8/12/22 due 9/7/22 (Collateralized by U.S. Government Obligations valued at $4,085,362, 0.00% - 4.00%, 10/20/22 - 3/1/52)	4,007,957	4,000,000
CIBC Bank U.S.A. at 2.36%, dated 7/28/22 due 9/22/22 (Collateralized by U.S. Government Obligations valued at $1,038,171, 2.00% - 3.71%, 10/1/27 - 6/1/52)	1,003,671	1,000,000
Citibank NA at 2.31%, dated 8/25/22 due 9/1/22:
(Collateralized by U.S. Treasury Obligations valued at $6,122,777, 0.13% - 4.50%, 12/8/23 - 2/15/51)	6,002,695	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,025,338, 0.00% - 7.13%, 10/31/22 - 9/15/65)	1,000,449	1,000,000
Citigroup Global Capital Markets, Inc. at 2.31%, dated 8/25/22 due 9/1/22 (Collateralized by U.S. Government Obligations valued at $4,081,926, 2.00% - 3.50%, 8/20/51 - 8/15/52)	4,001,797	4,000,000
Deutsche Bank AG, New York at:
2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Government Obligations valued at $1,030,067, 3.75%, 11/15/46)	1,000,064	1,000,000
2.31%, dated 8/25/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $2,060,947, 2.25%, 2/15/52)	2,000,896	2,000,000
Deutsche Bank Securities, Inc. at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Government Obligations valued at $4,080,261, 4.00%, 8/1/33)	4,000,256	4,000,000
Goldman Sachs & Co. at 2.3%, dated 8/25/22 due 9/1/22 (Collateralized by U.S. Government Obligations valued at $16,327,299, 2.50% - 5.50%, 12/15/35 - 1/20/52)	16,007,156	16,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.33%, dated 8/31/22 due 10/31/22 (Collateralized by U.S. Government Obligations valued at $3,060,201, 2.44% - 4.50%, 5/1/26 - 8/1/52)	3,011,844	3,000,000
Morgan Stanley & Co., LLC at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Government Obligations valued at $1,020,065, 2.00% - 8.00%, 9/15/26 - 7/1/52)	1,000,064	1,000,000
MUFG Securities (Canada), Ltd. at 2.32%, dated 8/30/22 due 9/22/22 (Collateralized by U.S. Government Obligations valued at $2,040,304, 1.13% - 4.50%, 11/1/31 - 5/1/51)	2,002,964	2,000,000
RBC Dominion Securities at:
2.3%, dated 8/25/22 due 9/1/22 (Collateralized by U.S. Government Obligations valued at $11,230,494, 0.00% - 5.00%, 9/30/22 - 8/20/52)	11,004,919	11,000,000
2.54%, dated:
8/2/22 due 9/7/22 (Collateralized by U.S. Government Obligations valued at $6,133,166, 0.25% - 5.00%, 6/30/28 - 8/20/52)	6,039,370	6,000,000
8/3/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,177,137, 0.00% - 4.50%, 8/15/24 - 8/20/52)	8,051,929	8,000,000
RBC Financial Group at:
1.28%, dated 5/6/22 due 9/1/22 (Collateralized by U.S. Government Obligations valued at $19,462,520, 0.13% - 6.00%, 12/31/22 - 1/1/58)	19,079,716	19,000,000
2.33%, dated 5/12/22 due 9/7/22 (Collateralized by U.S. Government Obligations valued at $3,075,230, 0.25% - 6.00%, 2/28/27 - 8/1/52)(b)(c)(d)	3,036,231	3,000,000
2.54%, dated 8/1/22 due 9/7/22 (Collateralized by U.S. Government Obligations valued at $20,446,957, 0.25% - 6.00%, 3/31/24 - 8/1/52)	20,132,644	20,000,000
TD Securities (U.S.A.) at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Government Obligations valued at $10,200,652, 3.00%, 8/20/51)	10,000,639	10,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $229,979,000)		229,979,000

U.S. Treasury Repurchase Agreement - 42.0%
With:
ABN AMRO Bank NV at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $3,064,401, 0.38% - 2.88%, 8/15/23 - 11/15/47)	3,000,192	3,000,000
Barclays Bank PLC at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $7,140,527, 0.00%, 2/23/23)	7,000,447	7,000,000
BNP Paribas, SA at:
1.33%, dated 5/5/22 due 9/6/22 (Collateralized by U.S. Treasury Obligations valued at $15,367,687, 0.13% - 4.50%, 4/30/23 - 2/15/50)	15,068,717	15,000,000
1.35%, dated:
5/10/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $14,341,635, 0.13% - 6.25%, 7/15/23 - 2/15/50)	14,065,382	14,000,000
5/11/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $5,121,874, 0.13% - 4.50%, 4/30/23 - 8/15/52)	5,023,250	5,000,000
1.36%, dated 5/13/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $14,339,937, 0.00% - 3.00%, 11/25/22 - 2/15/49)	14,065,053	14,000,000
1.41%, dated 5/17/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $5,121,654, 0.00% - 6.25%, 10/20/22 - 8/15/52)	5,024,392	5,000,000
1.57%, dated 5/25/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $1,024,441, 0.13% - 2.94%, 4/30/23 - 8/15/50)	1,006,651	1,000,000
2.31%, dated:
8/9/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $10,215,118, 0.13% - 6.25%, 4/30/23 - 5/15/41)	10,019,892	10,000,000
8/10/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,062,689, 0.13% - 6.25%, 4/30/23 - 8/15/47)	2,004,235	2,000,000
2.38%, dated 7/29/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $13,289,839, 0.00% - 3.50%, 10/20/22 - 2/15/50)	13,056,723	13,000,000
2.44%, dated 7/18/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $7,161,796, 0.13% - 6.63%, 4/30/23 - 2/15/43)	7,043,649	7,000,000
2.45%, dated 8/5/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $10,219,651, 0.00% - 6.25%, 10/27/22 - 11/15/51)	10,041,514	10,000,000
Citigroup Global Capital Markets, Inc. at 2.31%, dated 8/26/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $6,182,457, 2.88% - 3.00%, 8/15/48 - 8/15/52)	6,010,395	6,000,000
Commerz Markets LLC at 2.3%, dated:
8/25/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $6,122,740, 0.25% - 2.83%, 9/30/23 - 8/31/28)	6,002,683	6,000,000
8/30/22 due 9/6/22 (Collateralized by U.S. Treasury Obligations valued at $5,100,737, 1.13% - 2.83%, 4/30/24 - 5/15/40)	5,002,236	5,000,000
8/31/22 due 9/7/22 (Collateralized by U.S. Treasury Obligations valued at $6,120,463, 0.25% - 3.25%, 9/30/23 - 6/30/29)	6,002,683	6,000,000
Federal Reserve Bank of New York at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $325,020,794, 1.75% - 2.38%, 5/15/29 - 11/15/29)	325,020,764	325,000,000
ING Financial Markets LLC at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $1,020,706, 2.88%, 5/31/25)	1,000,064	1,000,000
Lloyds Bank Corp. Markets PLC at:
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $2,052,106, 3.00% - 4.38%, 7/15/25 - 11/15/39)	2,013,136	2,000,000
2.61%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,043,197, 2.38% - 3.00%, 1/31/23 - 7/15/25)	2,013,630	2,000,000
2.62%, dated 8/8/22 due 11/8/22 (Collateralized by U.S. Treasury Obligations valued at $2,071,367, 2.25% - 3.00%, 7/15/25 - 8/15/49)	2,013,391	2,000,000
Lloyds Bank PLC at:
1.5%, dated 6/8/22 due 9/8/22 (Collateralized by U.S. Treasury Obligations valued at $1,025,391, 0.25% - 3.00%, 11/15/22 - 9/30/25)	1,003,833	1,000,000
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $3,065,376, 0.13% - 2.38%, 10/15/23 - 11/30/28)	3,019,703	3,000,000
2.58%, dated 7/29/22 due 10/31/22 (Collateralized by U.S. Treasury Obligations valued at $2,044,192, 0.25% - 2.88%, 3/15/24 - 11/30/28)	2,013,473	2,000,000
2.63%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $1,021,503, 0.38% - 2.75%, 2/28/25 - 11/30/28)	1,006,867	1,000,000
2.89%, dated 8/26/22 due 11/28/22 (Collateralized by U.S. Treasury Obligations valued at $1,020,041, 0.25% - 1.38%, 9/30/25 - 11/30/28)	1,007,546	1,000,000
Mizuho Bank, Ltd. at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $6,127,037, 0.25%, 3/15/24)	6,000,383	6,000,000
MUFG Securities EMEA PLC at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $15,292,658, 0.38% - 1.13%, 7/31/27 - 9/30/28)	15,000,958	15,000,000
Royal Bank of Canada at 2.31%, dated 8/18/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $6,182,705, 0.25% - 3.38%, 8/15/24 - 2/15/48)	6,005,378	6,000,000
SMBC Nikko Securities America, Inc. at 2.3%, dated 8/31/22 due 9/1/22 (Collateralized by U.S. Treasury Obligations valued at $514,557,095, 1.75% - 2.75%, 2/15/41 - 8/15/47)	500,031,944	500,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $996,000,000)		996,000,000
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,407,760,506)		2,407,760,506
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(34,993,805)
NET ASSETS - 100%		$2,372,766,701

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$90,979,000 due 9/01/22 at 2.30%
BNY Mellon Capital Markets LLC	$5,650,000
Bank Of America, N.A.	12,434,000
BofA Securities, Inc	6,969,000
Citigroup Global Markets, Inc.	5,181,000
HSBC Securities (USA), Inc.	1,554,000
JP Morgan Securities LLC	4,317,000
Mitsubishi UFJ Securities Hldings Ltd	1,727,000
Mizuho Securities USA, Inc.	863,000
Nomura Securities International	17,269,000
RBC Dominion Securities, Inc.	2,295,000
Societe Generale	1,727,000
Sumitomo Mitsui Banking Corp NY	11,997,000
Sumitomo Mitsui Banking Corp	18,305,000
Wells Fargo Securities LLC	691,000
$90,979,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value (including repurchase agreements of $1,225,979,000) — See accompanying schedule: Unaffiliated issuers (cost $2,407,760,506)		$2,407,760,506
Receivable for investments sold		3,962,661
Receivable for fund shares sold		7,899,540
Interest receivable		3,229,470
Total assets		2,422,852,177
Liabilities
Payable to custodian bank	$555,444
Payable for investments purchased	25,629,124
Payable for fund shares redeemed	23,890,307
Other payables and accrued expenses	10,601
Total liabilities		50,085,476
Net Assets		$2,372,766,701
Net Assets consist of:
Paid in capital		$2,372,566,714
Total accumulated earnings (loss)		199,987
Net Assets		$2,372,766,701
Net Asset Value, offering price and redemption price per share ($2,372,766,701 ÷ 2,372,571,558 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$16,414,104
Expenses
Custodian fees and expenses	$72,857
Independent trustees' fees and expenses	21,880
Total expenses before reductions	94,737
Expense reductions	(5,984)
Total expenses after reductions		88,753
Net investment income (loss)		16,325,351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(5,778)
Total net realized gain (loss)		(5,778)
Net increase in net assets resulting from operations		$16,319,573

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,325,351	$11,154,501
Net realized gain (loss)	(5,778)	5,304
Net increase in net assets resulting from operations	16,319,573	11,159,805
Distributions to shareholders	(16,325,108)	(11,154,866)
Share transactions
Proceeds from sales of shares	479,055,294	5,388,509,002
Reinvestment of distributions	16,320,750	11,154,189
Cost of shares redeemed	(7,815,340,786)	(5,207,203,173)
Net increase (decrease) in net assets and shares resulting from share transactions	(7,319,964,742)	192,460,018
Total increase (decrease) in net assets	(7,319,970,277)	192,464,957
Net Assets
Beginning of period	9,692,736,978	9,500,272,021
End of period	$2,372,766,701	$9,692,736,978
Other Information
Shares
Sold	479,055,294	5,388,509,002
Issued in reinvestment of distributions	16,320,750	11,154,189
Redeemed	(7,815,340,786)	(5,207,203,173)
Net increase (decrease)	(7,319,964,742)	192,460,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Money Market Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	.003	.001	.010	.024	.015
Net realized and unrealized gain (loss)	.002	–B	.001	–B	–B
Total from investment operations	.005	.001	.011	.024	.015
Distributions from net investment income	(.005)	(.001)	(.011)	(.024)	(.015)
Total distributions	(.005)	(.001)	(.011)	(.024)	(.015)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.53%	.10%	1.08%	2.38%	1.53%
Ratios to Average Net AssetsA,D,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	.31%	.10%	.98%	2.35%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,372,767	$9,692,737	$9,500,272	$6,572,472	$7,839,750

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$2,407,760,506

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$206,736
Capital loss carryforward	$(3,856)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,856)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$16,325,108	$ 11,154,866

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Government Money Market Fund	27,100,000	–	–

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,984.

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Money Market Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Series Government Money Market Fund	- %
Actual		$1,000.00	$1,004.90	$-
Hypothetical-C		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 53.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,162,471 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

GVM-ANN-1022
1.9878695.106

Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Life of fundA
Fidelity Flex® U.S. Bond Index Fund	(11.49)%	0.49%	1.17%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® U.S. Bond Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

12,500
12,000
11,500
11,000
10,500
$10,000
2017
2018
2019
2020
2021
2022

Period Ending Values
$10,659	Fidelity Flex® U.S. Bond Index Fund
$10,682	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to return -2.83% in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:   For the fiscal year ending August 31, 2022, the fund returned -11.49%, roughly in line with the -11.52% return of the benchmark, the Bloomberg U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 12,600) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. Returns for all major categories of U.S. bonds were solidly negative for the year. Bond yields rose and prices fell as the U.S. Federal Reserve aggressively tightened monetary policy with interest rate hikes. The central bank raised the federal funds rate from zero at the start of the reporting period to a range of 2.25% to 2.50% by period end. Government bonds, including U.S. Treasuries, agency debentures and government agency-backed mortgage securities, outpaced riskier segments, including corporate-backed credit. Longer-term bonds suffered steeper declines than their shorter-term counterparts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	72.5%
AAA	2.5%
AA	2.2%
A	11.7%
BBB	11.3%
BB and Below	0.3%
Short-Term Investments and Net Other Assets *	(0.5)%

* Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	24.6%
U.S. Government and U.S. Government Agency Obligations	72.5%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	0.3%
Municipal Bonds	0.5%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities) **	(0.5)%

* Foreign investments - 6.0%

** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$171,809
2.25% 2/1/32	100,000	80,699
2.75% 6/1/31	401,000	343,565
3.1% 2/1/43	210,000	155,043
3.3% 2/1/52	350,000	251,435
3.5% 6/1/41	320,000	252,233
3.5% 9/15/53	1,009,000	743,850
3.55% 9/15/55	293,000	214,532
3.65% 6/1/51	220,000	168,341
3.65% 9/15/59	419,000	303,721
4.5% 5/15/35	220,000	206,617
4.65% 6/1/44	110,000	98,670
5.15% 3/15/42	236,000	229,373
5.45% 3/1/47	160,000	162,377
Bell Canada:
3.2% 2/15/52	100,000	72,583
4.464% 4/1/48	130,000	119,285
British Telecommunications PLC 9.625% 12/15/30 (a)	154,000	189,788
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	210,000	257,860
Orange SA 5.375% 1/13/42	170,000	175,504
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	291,005
5.213% 3/8/47	160,000	138,412
Telefonica Europe BV 8.25% 9/15/30	508,000	591,630
TELUS Corp. 4.3% 6/15/49	100,000	88,416
Verizon Communications, Inc.:
1.5% 9/18/30	930,000	740,663
2.355% 3/15/32	615,000	504,551
2.987% 10/30/56	492,000	330,721
3.55% 3/22/51	500,000	392,946
4.016% 12/3/29	150,000	143,916
4.125% 3/16/27	60,000	59,601
4.272% 1/15/36	106,000	97,708
4.329% 9/21/28	270,000	266,456
4.4% 11/1/34	100,000	94,587
4.812% 3/15/39	780,000	757,539
5.012% 4/15/49	146,000	144,933
5.012% 8/21/54	214,000	214,608
5.25% 3/16/37	102,000	103,687
		9,158,664
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	100,000	67,649
The Walt Disney Co.:
2% 9/1/29	40,000	34,554
2.65% 1/13/31	200,000	176,306
2.75% 9/1/49	160,000	114,865
3.5% 5/13/40	163,000	138,885
3.6% 1/13/51	60,000	50,246
3.7% 10/15/25	434,000	431,020
3.8% 5/13/60	60,000	50,459
4.75% 9/15/44	151,000	149,178
6.2% 12/15/34	150,000	169,885
		1,383,047
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	100,000	91,379
1.1% 8/15/30	410,000	333,942
2.05% 8/15/50	340,000	224,059
Baidu, Inc.:
3.075% 4/7/25	210,000	201,879
3.5% 11/28/22	470,000	469,502
4.375% 5/14/24	480,000	479,501
Meta Platforms, Inc.:
3.5% 8/15/27 (c)	120,000	116,252
3.85% 8/15/32 (c)	120,000	112,852
4.45% 8/15/52 (c)	300,000	273,068
		2,302,434
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	100,000	81,013
3.5% 6/1/41	280,000	194,025
3.75% 2/15/28	150,000	138,874
3.85% 4/1/61	300,000	191,877
3.95% 6/30/62	100,000	65,942
4.4% 12/1/61	120,000	84,395
5.125% 7/1/49	200,000	162,271
5.375% 4/1/38	110,000	96,457
5.375% 5/1/47	100,000	85,229
5.5% 4/1/63	110,000	92,043
5.75% 4/1/48	250,000	222,449
6.834% 10/23/55	140,000	139,922
Comcast Corp.:
1.5% 2/15/31	295,000	236,921
1.95% 1/15/31	300,000	249,036
2.35% 1/15/27	1,380,000	1,284,928
2.45% 8/15/52	295,000	191,171
2.65% 2/1/30	100,000	88,414
2.8% 1/15/51	120,000	82,988
2.887% 11/1/51	273,000	192,207
2.937% 11/1/56	520,000	352,308
2.987% 11/1/63	160,000	106,984
3.45% 2/1/50	100,000	78,847
3.7% 4/15/24	100,000	99,665
3.999% 11/1/49	100,000	85,424
4.049% 11/1/52	15,000	12,882
4.15% 10/15/28	150,000	148,691
5.65% 6/15/35	476,000	509,434
7.05% 3/15/33	210,000	248,400
Discovery Communications LLC:
3.25% 4/1/23	176,000	174,963
3.625% 5/15/30	200,000	175,222
4% 9/15/55	133,000	88,113
4.65% 5/15/50	200,000	151,939
Fox Corp.:
4.709% 1/25/29	70,000	69,276
5.476% 1/25/39	164,000	161,218
5.576% 1/25/49	56,000	54,144
Grupo Televisa SA de CV:
5% 5/13/45	100,000	92,300
6.625% 1/15/40	110,000	117,961
Magallanes, Inc.:
3.755% 3/15/27 (c)	180,000	168,135
4.279% 3/15/32 (c)	345,000	300,610
5.05% 3/15/42 (c)	190,000	155,327
5.141% 3/15/52 (c)	551,000	441,019
Paramount Global:
4% 1/15/26	176,000	173,165
4.2% 6/1/29	200,000	190,152
4.375% 3/15/43	100,000	75,460
4.6% 1/15/45	110,000	85,362
4.95% 1/15/31	237,000	224,318
5.85% 9/1/43	139,000	126,127
Time Warner Cable LLC:
5.5% 9/1/41	110,000	94,445
5.875% 11/15/40	220,000	197,088
6.55% 5/1/37	100,000	98,225
Time Warner Entertainment Co. LP 8.375% 7/15/33	100,000	115,148
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	433,118
3% 7/30/46	110,000	83,648
3.7% 12/1/42	250,000	213,094
4.125% 6/1/44	192,000	176,132
		9,958,506
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	450,255
3.625% 4/22/29	200,000	187,725
6.125% 3/30/40	100,000	109,750
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	84,782
4.3% 2/15/48	240,000	199,003
4.55% 3/15/52 (c)	200,000	175,556
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	173,576
3.3% 2/15/51	400,000	286,447
3.5% 4/15/25	830,000	810,486
3.6% 11/15/60	330,000	237,506
4.375% 4/15/40	100,000	88,206
Vodafone Group PLC:
4.375% 5/30/28	250,000	247,086
5% 5/30/38	130,000	123,262
5.125% 6/19/59	340,000	314,382
		3,488,022

TOTAL COMMUNICATION SERVICES		26,290,673

CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Lear Corp. 3.8% 9/15/27	140,000	132,236
Automobiles - 0.2%
American Honda Finance Corp.:
1% 9/10/25	240,000	218,698
1.2% 7/8/25	400,000	370,491
2.15% 9/10/24	120,000	116,013
2.9% 2/16/24	100,000	98,630
3.55% 1/12/24	428,000	426,546
General Motors Co.:
4.2% 10/1/27	90,000	86,437
5.15% 4/1/38	120,000	105,484
5.95% 4/1/49	170,000	157,849
6.75% 4/1/46	255,000	255,796
6.8% 10/1/27	330,000	351,666
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	69,896
3.85% 1/5/28	160,000	146,916
4.3% 4/6/29	130,000	119,980
5.25% 3/1/26	170,000	171,128
5.65% 1/17/29	130,000	129,753
Honda Motor Co. Ltd. 2.967% 3/10/32	130,000	116,592
		2,941,875
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	200,000	167,956
Duke University 2.832% 10/1/55	34,000	25,415
George Washington University 4.126% 9/15/48	200,000	182,751
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	230,790
4.3% 2/21/48	30,000	25,395
Massachusetts Institute of Technology 2.989% 7/1/50	400,000	320,918
Northwestern University:
3.662% 12/1/57	100,000	86,065
3.868% 12/1/48	120,000	108,787
University of Chicago 3% 10/1/52	120,000	92,777
University of Southern California 2.945% 10/1/51	350,000	264,912
		1,505,766
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.25% 2/15/30	110,000	95,131
3.8% 2/15/28	100,000	93,012
5% 2/15/26	255,000	255,599
Marriott International, Inc.:
2.75% 10/15/33	100,000	78,342
3.125% 6/15/26	210,000	199,564
4.625% 6/15/30	123,000	117,474
5.75% 5/1/25	110,000	113,112
McDonald's Corp.:
3.3% 7/1/25	280,000	275,238
3.6% 7/1/30	810,000	767,983
3.625% 9/1/49	30,000	24,290
4.45% 3/1/47	153,000	141,972
4.45% 9/1/48	44,000	40,493
4.7% 12/9/35	100,000	99,239
6.3% 3/1/38	100,000	113,481
Starbucks Corp.:
2.55% 11/15/30	400,000	342,336
3.75% 12/1/47	100,000	81,154
4% 11/15/28	350,000	342,042
4.45% 8/15/49	100,000	89,431
		3,269,893
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	340,000	282,917
3.15% 2/9/51	235,000	156,487
4% 12/6/37	140,000	117,201
4.5% 11/28/34	230,000	210,204
Amazon.com, Inc.:
0.8% 6/3/25	130,000	120,117
1% 5/12/26	200,000	181,088
1.5% 6/3/30	160,000	133,123
2.1% 5/12/31	360,000	309,717
2.5% 6/3/50	430,000	299,164
2.8% 8/22/24	117,000	115,546
3.1% 5/12/51	200,000	155,829
3.15% 8/22/27	290,000	280,021
3.875% 8/22/37	280,000	262,740
4.05% 8/22/47	228,000	211,559
4.25% 8/22/57	100,000	93,839
4.8% 12/5/34	230,000	242,586
4.95% 12/5/44	100,000	104,504
eBay, Inc.:
1.4% 5/10/26	410,000	369,672
4% 7/15/42	150,000	124,530
		3,770,844
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	200,000	190,553
3.9% 11/19/29	142,000	130,059
		320,612
Multiline Retail - 0.1%
Dollar General Corp. 3.5% 4/3/30	210,000	193,738
Dollar Tree, Inc. 4% 5/15/25	478,000	473,434
Target Corp.:
2.5% 4/15/26	100,000	95,887
3.375% 4/15/29	310,000	297,322
3.9% 11/15/47	160,000	142,248
		1,202,629
Specialty Retail - 0.3%
AutoZone, Inc. 1.65% 1/15/31	180,000	141,794
Lowe's Companies, Inc.:
3.375% 9/15/25	210,000	205,648
3.65% 4/5/29	210,000	198,356
3.7% 4/15/46	100,000	79,446
4.05% 5/3/47	132,000	110,082
4.45% 4/1/62	270,000	228,017
5% 4/15/40	330,000	319,396
O'Reilly Automotive, Inc. 1.75% 3/15/31	150,000	119,043
The Home Depot, Inc.:
1.375% 3/15/31	240,000	192,557
2.375% 3/15/51	250,000	164,173
2.5% 4/15/27	750,000	708,335
2.95% 6/15/29	330,000	308,083
4.2% 4/1/43	130,000	119,239
4.25% 4/1/46	150,000	139,029
4.4% 3/15/45	156,000	147,389
4.5% 12/6/48	100,000	97,351
5.875% 12/16/36	100,000	112,285
5.95% 4/1/41	120,000	134,457
TJX Companies, Inc. 1.6% 5/15/31	250,000	201,160
		3,725,840
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,064,426
2.75% 3/27/27	230,000	219,811
3.875% 11/1/45	110,000	99,322
		1,383,559

TOTAL CONSUMER DISCRETIONARY		18,253,254

CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	200,000	193,498
4.9% 2/1/46	100,000	94,936
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	100,000	96,749
4.9% 2/1/46	100,000	94,936
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	150,000	133,337
4.6% 4/15/48	377,000	341,917
4.95% 1/15/42	230,000	224,814
5.45% 1/23/39	380,000	391,714
5.55% 1/23/49	180,000	187,148
5.8% 1/23/59 (Reg. S)	260,000	277,304
8.2% 1/15/39	110,000	142,948
Coca-Cola FEMSA S.A.B. de CV 2.75% 1/22/30	150,000	133,676
Constellation Brands, Inc.:
2.875% 5/1/30	210,000	182,956
3.6% 2/15/28	272,000	258,313
4.5% 5/9/47	100,000	88,608
Diageo Capital PLC:
1.375% 9/29/25	200,000	185,226
2% 4/29/30	400,000	341,936
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	160,000	124,414
4.417% 5/25/25	86,000	86,590
Molson Coors Beverage Co.:
3% 7/15/26	254,000	237,959
4.2% 7/15/46	100,000	82,314
PepsiCo, Inc.:
1.4% 2/25/31	680,000	555,149
1.625% 5/1/30	309,000	260,699
2.625% 10/21/41	100,000	78,455
2.85% 2/24/26	250,000	243,784
3% 10/15/27	100,000	96,676
3.6% 3/1/24	190,000	190,174
3.625% 3/19/50	100,000	89,343
4.45% 4/14/46	140,000	139,890
7% 3/1/29	100,000	116,594
The Coca-Cola Co.:
1% 3/15/28	230,000	198,270
1.45% 6/1/27	120,000	108,385
1.65% 6/1/30	240,000	202,583
2.125% 9/6/29	140,000	124,717
2.25% 1/5/32	120,000	104,362
2.5% 6/1/40	120,000	92,584
2.5% 3/15/51	100,000	71,044
2.6% 6/1/50	120,000	87,351
2.75% 6/1/60	120,000	85,499
2.875% 5/5/41	100,000	81,359
3.45% 3/25/30	160,000	154,010
		6,982,221
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	134,534
3% 5/18/27	210,000	204,496
Kroger Co.:
1.7% 1/15/31	240,000	191,202
3.5% 2/1/26	130,000	127,297
3.7% 8/1/27	120,000	116,961
4.45% 2/1/47	130,000	117,987
5.4% 1/15/49	70,000	72,278
Sysco Corp.:
3.3% 2/15/50	150,000	110,460
6.6% 4/1/50	140,000	162,300
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	71,285
3.45% 6/1/26	195,000	189,086
4.8% 11/18/44	100,000	87,545
Walmart, Inc.:
2.65% 9/22/51	100,000	74,981
2.85% 7/8/24	150,000	148,017
3.05% 7/8/26	400,000	395,918
3.25% 7/8/29	220,000	210,939
3.3% 4/22/24	410,000	408,129
3.4% 6/26/23	100,000	100,253
3.7% 6/26/28	140,000	138,424
5.25% 9/1/35	645,000	707,029
5.625% 4/15/41	169,000	191,983
		3,961,104
Food Products - 0.4%
Archer Daniels Midland Co.:
3.25% 3/27/30	330,000	310,503
3.75% 9/15/47	100,000	89,306
Bunge Ltd. Finance Corp. 2.75% 5/14/31	110,000	92,322
Campbell Soup Co. 4.15% 3/15/28	410,000	402,603
Conagra Brands, Inc.:
4.85% 11/1/28	510,000	504,651
5.3% 11/1/38	31,000	29,464
General Mills, Inc.:
3% 2/1/51	110,000	80,276
4% 4/17/25	130,000	129,579
4.2% 4/17/28	200,000	198,909
Hormel Foods Corp. 1.8% 6/11/30	200,000	169,200
Kellogg Co.:
2.1% 6/1/30	160,000	133,169
3.25% 4/1/26	290,000	281,393
Kraft Heinz Foods Co.:
5% 6/4/42	100,000	93,182
5.5% 6/1/50	590,000	585,106
McCormick & Co., Inc. 1.85% 2/15/31	150,000	119,855
Mondelez International, Inc. 1.875% 10/15/32	270,000	211,736
Tyson Foods, Inc.:
4% 3/1/26	160,000	158,185
4.35% 3/1/29	450,000	443,995
5.1% 9/28/48	100,000	98,883
Unilever Capital Corp.:
1.375% 9/14/30	380,000	306,489
2.9% 5/5/27	400,000	383,628
		4,822,434
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	161,067
3.2% 7/30/46	100,000	80,255
6.625% 8/1/37	140,000	169,258
Procter & Gamble Co.:
1.2% 10/29/30	600,000	487,840
1.95% 4/23/31	200,000	172,295
2.85% 8/11/27	140,000	134,425
3% 3/25/30	100,000	94,109
		1,299,249
Personal Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	330,000	277,982
3.15% 3/15/27	260,000	253,190
		531,172
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	290,000	219,184
3.875% 9/16/46	204,000	141,473
4.8% 2/14/29	30,000	29,050
5.8% 2/14/39	330,000	305,209
5.95% 2/14/49	110,000	98,727
BAT Capital Corp.:
3.215% 9/6/26	100,000	93,418
3.222% 8/15/24	200,000	195,359
3.557% 8/15/27	450,000	413,394
4.39% 8/15/37	180,000	142,373
4.54% 8/15/47	128,000	93,433
4.7% 4/2/27	270,000	262,721
4.742% 3/16/32	170,000	152,723
4.758% 9/6/49	260,000	195,277
5.282% 4/2/50	100,000	80,555
Philip Morris International, Inc.:
2.125% 5/10/23	820,000	811,718
4.125% 3/4/43	100,000	78,648
4.25% 11/10/44	110,000	86,976
4.875% 11/15/43	224,000	194,418
Reynolds American, Inc. 4.45% 6/12/25	140,000	138,677
		3,733,333

TOTAL CONSUMER STAPLES		21,329,513

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	290,000	241,123
Halliburton Co.:
5% 11/15/45	100,000	91,093
6.7% 9/15/38	100,000	108,645
7.45% 9/15/39	120,000	138,922
		579,783
Oil, Gas & Consumable Fuels - 1.6%
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	102,579
Burlington Resources LLC 5.95% 10/15/36	110,000	118,479
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	145,098
4.95% 6/1/47	160,000	151,318
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	277,142
Cheniere Corpus Christi Holdings LLC:
2.742% 12/31/39	160,000	124,755
7% 6/30/24	230,000	236,427
Chevron Corp.:
1.141% 5/11/23	70,000	68,815
1.554% 5/11/25	70,000	66,052
1.995% 5/11/27	70,000	64,711
2.236% 5/11/30	70,000	61,333
2.954% 5/16/26	231,000	223,743
2.978% 5/11/40	70,000	55,272
3.078% 5/11/50	70,000	55,710
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	101,140
5.05% 11/15/44	70,000	70,078
ConocoPhillips Co.:
4.025% 3/15/62 (c)	130,000	110,675
6.5% 2/1/39	120,000	140,945
Devon Energy Corp. 5% 6/15/45	315,000	290,132
Diamondback Energy, Inc. 4.4% 3/24/51	100,000	85,024
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	90,000	71,774
Enbridge Energy Partners LP 7.375% 10/15/45	110,000	130,721
Enbridge, Inc.:
3.4% 8/1/51	190,000	141,739
3.5% 6/10/24	164,000	162,093
Energy Transfer LP:
3.75% 5/15/30	180,000	161,767
3.9% 5/15/24 (b)	210,000	207,093
4.4% 3/15/27	170,000	164,713
4.95% 6/15/28	147,000	144,480
5% 5/15/50	330,000	283,203
5.25% 4/15/29	310,000	302,237
5.3% 4/15/47	50,000	43,814
5.4% 10/1/47	80,000	71,271
5.8% 6/15/38	50,000	46,822
6% 6/15/48	330,000	313,637
Enterprise Products Operating LP:
3.2% 2/15/52	100,000	72,197
3.3% 2/15/53	100,000	74,176
3.95% 2/15/27	214,000	211,646
4.2% 1/31/50	370,000	313,752
4.25% 2/15/48	270,000	230,366
4.8% 2/1/49	56,000	51,499
EOG Resources, Inc. 4.95% 4/15/50	100,000	103,682
Equinor ASA:
2.375% 5/22/30	310,000	272,026
2.875% 4/6/25	400,000	389,129
3.625% 9/10/28	130,000	126,836
4.8% 11/8/43	130,000	130,500
5.1% 8/17/40	180,000	187,099
Exxon Mobil Corp.:
2.995% 8/16/39	200,000	163,756
3.452% 4/15/51	450,000	371,348
4.327% 3/19/50	100,000	95,157
Hess Corp.:
5.6% 2/15/41	120,000	115,776
7.125% 3/15/33	170,000	188,370
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	340,000	339,631
6.55% 9/15/40	100,000	103,591
6.95% 1/15/38	100,000	108,313
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	109,771
5.05% 2/15/46	50,000	45,590
5.2% 3/1/48	264,000	245,422
5.55% 6/1/45	190,000	184,807
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	27,500
4.85% 2/1/49	130,000	115,944
5% 3/1/26	147,000	148,953
Marathon Oil Corp. 6.6% 10/1/37	120,000	126,006
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	234,552
4.7% 5/1/25	370,000	372,370
MPLX LP:
4.125% 3/1/27	60,000	58,167
4.5% 4/15/38	250,000	220,985
4.7% 4/15/48	226,000	192,830
ONEOK Partners LP 6.65% 10/1/36	350,000	359,086
ONEOK, Inc.:
4% 7/13/27	80,000	76,433
4.45% 9/1/49	50,000	40,014
5.2% 7/15/48	22,000	19,646
7.5% 9/1/23	200,000	205,063
Ovintiv, Inc.:
6.5% 2/1/38	70,000	71,717
6.625% 8/15/37	100,000	102,665
Phillips 66 Co.:
3.9% 3/15/28	380,000	364,169
4.65% 11/15/34	220,000	212,631
4.68% 2/15/45 (c)	100,000	91,093
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	514,478
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	200,000	191,466
5.75% 5/15/24	410,000	415,865
Shell International Finance BV:
2% 11/7/24	1,770,000	1,711,356
2.375% 11/7/29	100,000	88,175
2.5% 9/12/26	270,000	255,752
2.875% 11/26/41	210,000	162,568
3% 11/26/51	100,000	75,099
3.125% 11/7/49	100,000	77,746
3.75% 9/12/46	106,000	90,846
4.55% 8/12/43	100,000	95,722
5.5% 3/25/40	190,000	204,343
Spectra Energy Partners LP 4.75% 3/15/24	151,000	151,783
Suncor Energy, Inc.:
4% 11/15/47	114,000	95,178
6.8% 5/15/38	130,000	143,287
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	620,000	633,585
The Williams Companies, Inc.:
3.75% 6/15/27	460,000	443,841
4.85% 3/1/48	50,000	45,074
5.1% 9/15/45	100,000	93,089
5.8% 11/15/43	100,000	100,567
Total Capital International SA:
3.386% 6/29/60	100,000	76,972
3.461% 7/12/49	140,000	114,825
3.7% 1/15/24	110,000	110,153
3.75% 4/10/24	465,000	465,484
Total Capital SA 3.883% 10/11/28	470,000	459,068
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	256,628
4.875% 5/15/48	80,000	76,172
5% 10/16/43	250,000	236,672
6.1% 6/1/40	170,000	181,341
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	478,209
3.95% 5/15/50	100,000	82,876
Valero Energy Corp.:
3.4% 9/15/26	110,000	107,278
4.35% 6/1/28	70,000	68,643
6.625% 6/15/37	200,000	217,004
		20,590,201

TOTAL ENERGY		21,169,984

FINANCIALS - 8.2%
Banks - 4.3%
Banco Santander SA:
0.701% 6/30/24 (b)	200,000	193,575
3.306% 6/27/29	200,000	180,123
3.8% 2/23/28	400,000	365,313
5.179% 11/19/25	200,000	198,080
Bank of America Corp.:
0.981% 9/25/25 (b)	800,000	742,814
1.658% 3/11/27 (b)	340,000	304,694
1.734% 7/22/27 (b)	510,000	452,550
2.087% 6/14/29 (b)	1,210,000	1,028,707
2.299% 7/21/32 (b)	110,000	87,808
2.651% 3/11/32 (b)	340,000	281,888
2.676% 6/19/41 (b)	640,000	458,262
2.687% 4/22/32 (b)	410,000	339,889
2.831% 10/24/51 (b)	140,000	95,006
2.972% 7/21/52 (b)	110,000	76,801
3.093% 10/1/25 (b)	400,000	387,324
3.194% 7/23/30 (b)	270,000	240,332
3.419% 12/20/28 (b)	445,000	412,186
3.946% 1/23/49 (b)	110,000	93,363
3.974% 2/7/30 (b)	65,000	60,988
4% 1/22/25	512,000	507,793
4.078% 4/23/40 (b)	100,000	87,243
4.083% 3/20/51 (b)	100,000	85,738
4.244% 4/24/38 (b)	320,000	287,885
4.271% 7/23/29 (b)	360,000	344,319
4.33% 3/15/50 (b)	200,000	178,854
4.376% 4/27/28 (b)	1,000,000	974,707
6.11% 1/29/37	508,000	538,504
Bank of Montreal:
3.088% 1/10/37 (b)	110,000	88,239
3.3% 2/5/24	580,000	574,460
3.803% 12/15/32 (b)	100,000	91,081
Bank of Nova Scotia:
2.45% 2/2/32	110,000	91,201
3.4% 2/11/24	560,000	555,107
Barclays PLC:
2.279% 11/24/27 (b)	300,000	263,474
2.894% 11/24/32 (b)	300,000	235,295
3.564% 9/23/35 (b)	240,000	192,422
3.932% 5/7/25 (b)	200,000	195,508
4.337% 1/10/28	320,000	302,580
4.375% 1/12/26	210,000	205,835
4.95% 1/10/47	200,000	183,871
5.2% 5/12/26	360,000	357,247
BB&T Corp. 3.75% 12/6/23	350,000	350,534
Canadian Imperial Bank of Commerce 3.6% 4/7/32	270,000	246,613
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	770,000	714,611
1.122% 1/28/27 (b)	600,000	529,600
1.462% 6/9/27 (b)	300,000	264,654
1.678% 5/15/24 (b)	250,000	245,509
2.561% 5/1/32 (b)	600,000	490,736
3.2% 10/21/26	80,000	76,416
3.887% 1/10/28 (b)	140,000	134,041
3.98% 3/20/30 (b)	150,000	140,302
4.65% 7/30/45	267,000	244,927
4.65% 7/23/48	195,000	183,818
4.75% 5/18/46	208,000	187,333
5.316% 3/26/41 (b)	230,000	230,254
5.875% 2/22/33	200,000	205,178
6.675% 9/13/43	100,000	113,088
Export-Import Bank of Korea 0.625% 2/9/26	400,000	357,975
Fifth Third Bancorp:
2.55% 5/5/27	100,000	92,123
3.95% 3/14/28	50,000	48,511
HSBC Holdings PLC:
1.589% 5/24/27 (b)	240,000	209,050
2.206% 8/17/29 (b)	550,000	455,179
2.633% 11/7/25 (b)	600,000	568,426
2.804% 5/24/32 (b)	340,000	269,741
3.973% 5/22/30 (b)	214,000	193,207
4.292% 9/12/26 (b)	1,600,000	1,554,235
4.375% 11/23/26	400,000	391,340
4.762% 3/29/33 (b)	210,000	186,745
6.5% 5/2/36	100,000	104,459
6.5% 9/15/37	140,000	145,307
6.8% 6/1/38	100,000	106,527
Huntington Bancshares, Inc. 4.443% 8/4/28 (b)	130,000	127,053
ING Groep NV:
2.727% 4/1/32 (b)	200,000	164,508
4.017% 3/28/28 (b)	200,000	189,610
Japan Bank International Cooperation:
1.25% 1/21/31	682,000	562,138
2.375% 11/16/22	400,000	399,456
2.5% 5/23/24	1,510,000	1,477,636
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	700,000	652,270
0.969% 6/23/25 (b)	720,000	674,638
1.47% 9/22/27 (b)	360,000	315,260
1.578% 4/22/27 (b)	300,000	267,674
1.953% 2/4/32 (b)	300,000	237,826
2.069% 6/1/29 (b)	340,000	290,536
2.525% 11/19/41 (b)	340,000	238,062
2.545% 11/8/32 (b)	350,000	287,780
2.58% 4/22/32 (b)	300,000	247,833
2.7% 5/18/23	470,000	467,331
2.95% 10/1/26	190,000	180,727
2.956% 5/13/31 (b)	360,000	308,555
3.109% 4/22/51 (b)	50,000	36,087
3.22% 3/1/25 (b)	1,640,000	1,608,329
3.328% 4/22/52 (b)	320,000	241,518
3.559% 4/23/24 (b)	670,000	666,562
4.323% 4/26/28 (b)	550,000	537,276
4.452% 12/5/29 (b)	630,000	606,914
4.586% 4/26/33 (b)	550,000	529,595
5.5% 10/15/40	430,000	449,040
5.6% 7/15/41	325,000	345,455
5.625% 8/16/43	247,000	256,022
Korea Development Bank 1.625% 1/19/31	250,000	207,585
Lloyds Banking Group PLC:
3.369% 12/14/46 (b)	200,000	138,308
4.375% 3/22/28	656,000	633,729
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	550,000	484,533
2.309% 7/20/32 (b)	550,000	442,474
2.801% 7/18/24	200,000	194,635
3.195% 7/18/29	400,000	362,495
3.961% 3/2/28	100,000	96,409
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	384,791
1.241% 7/10/24 (b)	250,000	242,820
1.554% 7/9/27 (b)	200,000	175,805
1.979% 9/8/31 (b)	280,000	221,360
2.226% 5/25/26 (b)	200,000	185,583
2.839% 7/16/25 (b)	200,000	192,530
National Australia Bank Ltd. 2.875% 4/12/23	250,000	248,820
NatWest Group PLC:
3.032% 11/28/35 (b)	200,000	156,836
3.754% 11/1/29 (b)	400,000	379,233
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	90,670
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (b)(d)	220,000	208,294
1.15% 8/13/26	400,000	358,777
2.2% 11/1/24	250,000	241,714
3.45% 4/23/29	280,000	265,064
Rabobank Nederland:
3.75% 7/21/26	250,000	238,417
4.375% 8/4/25	290,000	285,149
Rabobank Nederland New York Branch:
0.375% 1/12/24	550,000	523,946
2.75% 1/10/23	250,000	249,357
Royal Bank of Canada:
1.2% 4/27/26	270,000	242,610
2.05% 1/21/27	300,000	272,741
4.65% 1/27/26	210,000	211,585
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	60,000	59,820
4.5% 7/17/25	406,000	404,050
Santander UK Group Holdings PLC:
1.532% 8/21/26 (b)	250,000	223,544
4.796% 11/15/24 (b)	340,000	338,727
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	597,368
2.142% 9/23/30	260,000	206,572
2.174% 1/14/27	530,000	477,622
2.75% 1/15/30	200,000	172,375
3.05% 1/14/42	260,000	195,505
3.102% 1/17/23	288,000	287,588
3.936% 10/16/23	120,000	119,855
SVB Financial Group 2.1% 5/15/28	260,000	220,178
The Toronto-Dominion Bank:
0.55% 3/4/24	1,100,000	1,046,146
3.2% 3/10/32	190,000	168,982
Truist Financial Corp.:
1.267% 3/2/27 (b)	950,000	852,629
4.916% 7/28/33 (b)	150,000	143,565
U.S. Bancorp:
2.491% 11/3/36 (b)	100,000	80,687
2.677% 1/27/33 (b)	190,000	162,961
Wachovia Corp. 5.5% 8/1/35	250,000	252,008
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,910,000	2,729,740
2.406% 10/30/25 (b)	550,000	525,536
3% 10/23/26	100,000	94,483
3.068% 4/30/41 (b)	380,000	290,877
3.75% 1/24/24	40,000	39,880
3.9% 5/1/45	310,000	262,179
3.908% 4/25/26 (b)	630,000	617,283
4.54% 8/15/26 (b)	500,000	496,609
4.75% 12/7/46	508,000	463,845
4.897% 7/25/33 (b)	200,000	196,792
4.9% 11/17/45	97,000	89,616
5.013% 4/4/51 (b)	280,000	273,465
5.375% 11/2/43	100,000	99,715
5.606% 1/15/44	100,000	101,179
Westpac Banking Corp.:
2.75% 1/11/23	306,000	305,210
2.894% 2/4/30 (b)	390,000	366,227
3.02% 11/18/36 (b)	130,000	102,564
3.35% 3/8/27	670,000	646,198
3.65% 5/15/23	160,000	160,151
4.11% 7/24/34 (b)	270,000	242,862
4.322% 11/23/31 (b)	270,000	256,981
		56,055,040
Capital Markets - 1.7%
Ares Capital Corp.:
3.5% 2/10/23	917,000	913,071
3.875% 1/15/26	200,000	188,093
4.2% 6/10/24	180,000	178,387
4.25% 3/1/25	100,000	97,308
Bank of New York Mellon Corp.:
0.35% 12/7/23	830,000	800,136
1.8% 7/28/31	170,000	137,330
2.1% 10/24/24	370,000	358,408
3.5% 4/28/23	230,000	230,115
4.414% 7/24/26 (b)	500,000	502,222
BlackRock, Inc.:
2.4% 4/30/30	200,000	175,677
3.2% 3/15/27	220,000	216,429
3.5% 3/18/24	120,000	119,673
Brookfield Finance, Inc. 2.724% 4/15/31	330,000	278,029
Charles Schwab Corp.:
0.75% 3/18/24	640,000	612,965
0.9% 3/11/26	460,000	413,810
1.65% 3/11/31	197,000	158,444
2% 3/20/28	120,000	107,726
2.9% 3/3/32	160,000	141,042
CI Financial Corp. 3.2% 12/17/30	220,000	167,499
CME Group, Inc. 5.3% 9/15/43	100,000	109,726
Credit Suisse AG:
0.495% 2/2/24	700,000	659,478
1.25% 8/7/26	1,010,000	870,058
Credit Suisse Group AG 3.8% 6/9/23	500,000	497,537
Deutsche Bank AG 4.1% 1/13/26	700,000	683,129
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	250,000	212,382
3.3% 11/16/22	100,000	99,830
3.7% 5/30/24	360,000	353,787
4.1% 1/13/26	154,000	150,296
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	100,135
1.093% 12/9/26(b)	1,000,000	890,284
1.948% 10/21/27 (b)	600,000	532,912
2.383% 7/21/32 (b)	660,000	534,256
2.615% 4/22/32 (b)	460,000	380,090
2.908% 7/21/42 (b)	470,000	342,111
3.102% 2/24/33 (b)	140,000	119,104
3.85% 1/26/27	960,000	930,082
4.017% 10/31/38 (b)	100,000	87,166
4.8% 7/8/44	120,000	114,384
5.15% 5/22/45	330,000	314,152
6.25% 2/1/41	120,000	134,350
6.75% 10/1/37	262,000	290,407
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	126,048
2.65% 9/15/40	160,000	117,915
3% 9/15/60	100,000	67,746
3.1% 9/15/27	150,000	141,561
3.75% 9/21/28	100,000	96,701
4.25% 9/21/48	120,000	107,089
5.2% 6/15/62	210,000	208,193
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	127,000	114,165
Jefferies Group, Inc. 2.75% 10/15/32	110,000	84,499
Moody's Corp.:
2% 8/19/31	140,000	112,982
2.55% 8/18/60	100,000	61,346
4.875% 12/17/48	120,000	115,810
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	250,000	232,566
0.79% 5/30/25 (b)	150,000	140,213
1.164% 10/21/25 (b)	100,000	92,849
1.512% 7/20/27 (b)	470,000	416,186
1.593% 5/4/27 (b)	1,100,000	980,464
1.794% 2/13/32 (b)	260,000	204,051
2.188% 4/28/26 (b)	200,000	187,862
2.239% 7/21/32 (b)	470,000	378,588
2.484% 9/16/36 (b)	290,000	223,238
3.125% 1/23/23	795,000	793,876
3.625% 1/20/27	160,000	155,449
3.772% 1/24/29 (b)	180,000	169,895
4.375% 1/22/47	324,000	296,475
5.297% 4/20/37 (b)	330,000	315,492
5.597% 3/24/51 (b)	40,000	43,366
6.375% 7/24/42	428,000	487,871
NASDAQ, Inc. 1.65% 1/15/31	160,000	127,421
Nomura Holdings, Inc.:
1.851% 7/16/25	666,000	612,712
2.999% 1/22/32	290,000	238,203
Northern Trust Corp. 1.95% 5/1/30	150,000	126,624
S&P Global, Inc.:
1.25% 8/15/30	120,000	95,637
2.45% 3/1/27 (c)	300,000	279,824
2.95% 1/22/27	220,000	211,053
3.9% 3/1/62 (c)	200,000	172,271
State Street Corp.:
1.684% 11/18/27 (b)	335,000	302,402
3.031% 11/1/34 (b)	170,000	148,159
		22,988,822
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	400,000	352,701
2.875% 8/14/24	150,000	143,287
3% 10/29/28	250,000	212,530
3.3% 1/23/23	401,000	399,319
3.4% 10/29/33	250,000	195,790
3.85% 10/29/41	250,000	184,060
4.45% 10/1/25	150,000	145,229
4.5% 9/15/23	164,000	163,147
Ally Financial, Inc.:
2.2% 11/2/28	100,000	82,550
3.05% 6/5/23	340,000	337,429
5.125% 9/30/24	510,000	516,434
5.8% 5/1/25	150,000	153,441
American Express Co.:
2.5% 7/30/24	464,000	451,283
3.3% 5/3/27	510,000	487,977
3.4% 2/27/23	50,000	49,961
3.95% 8/1/25	400,000	396,354
4.989% 5/26/33 (b)	150,000	149,109
Capital One Financial Corp.:
2.359% 7/29/32 (b)	110,000	84,847
3.2% 1/30/23	80,000	79,858
3.3% 10/30/24	230,000	225,541
3.8% 1/31/28	438,000	413,865
5.247% 7/26/30 (b)	470,000	462,360
Discover Financial Services 4.5% 1/30/26	208,000	203,709
GE Capital International Funding Co. 4.418% 11/15/35	400,000	378,214
John Deere Capital Corp.:
1.45% 1/15/31	170,000	138,719
2.35% 3/8/27	200,000	187,360
2.8% 3/6/23	270,000	269,470
2.8% 9/8/27	290,000	275,373
3.45% 1/10/24	1,150,000	1,146,833
Synchrony Financial:
3.95% 12/1/27	380,000	345,462
4.375% 3/19/24	100,000	99,579
5.15% 3/19/29	109,000	103,668
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	368,576
1.15% 8/13/27	470,000	409,394
1.65% 1/10/31	180,000	146,934
1.9% 9/12/31	210,000	173,519
2.15% 9/8/22	800,000	799,893
2.7% 1/11/23	50,000	49,859
2.9% 4/17/24	750,000	740,335
		11,523,969
Diversified Financial Services - 0.5%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	192,741
Aon Corp. / Aon Global Holdings PLC 3.9% 2/28/52	150,000	124,419
Berkshire Hathaway, Inc.:
3.125% 3/15/26	222,000	216,986
4.5% 2/11/43	110,000	106,505
Blackstone Private Credit Fund:
2.7% 1/15/25	280,000	259,777
4.7% 3/24/25	350,000	338,688
BP Capital Markets America, Inc.:
2.939% 6/4/51	220,000	157,661
3% 2/24/50	130,000	94,912
3.06% 6/17/41	400,000	313,934
3.379% 2/8/61	110,000	82,557
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	42,667
4.125% 6/15/26	170,000	164,344
4.125% 5/15/29	44,000	40,501
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	105,807
2.6% 11/15/29	110,000	99,031
3.4% 11/15/49	80,000	64,675
Equitable Holdings, Inc. 3.9% 4/20/23	1,030,000	1,031,240
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	223,264	194,452
Japan International Cooperation Agency 1.75% 4/28/31	200,000	170,833
KfW:
0.25% 10/19/23	600,000	578,075
0.375% 7/18/25	208,000	189,769
0.625% 1/22/26	900,000	816,083
2.5% 11/20/24	280,000	273,708
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	169,008
National Rural Utilities Cooperative Finance Corp. 4.15% 12/15/32	340,000	328,780
Voya Financial, Inc. 3.65% 6/15/26	170,000	165,170
		6,322,323
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	380,000	302,912
2.85% 12/15/51	100,000	73,099
3.15% 3/15/25	310,000	304,911
3.35% 5/15/24	110,000	109,279
4.35% 11/3/45	74,000	69,560
AFLAC, Inc. 3.625% 11/15/24	450,000	448,548
Allstate Corp.:
1.45% 12/15/30	500,000	397,354
5.75% 8/15/53 (b)	160,000	146,800
American International Group, Inc.:
4.375% 6/30/50	170,000	152,668
4.5% 7/16/44	115,000	103,415
4.7% 7/10/35	200,000	196,067
4.75% 4/1/48	40,000	37,868
5.75% 4/1/48 (b)	190,000	180,012
Aon PLC 4.75% 5/15/45	140,000	130,154
Arch Capital Group Ltd. 3.635% 6/30/50	107,000	83,476
Athene Holding Ltd. 3.5% 1/15/31	170,000	145,969
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	179,025
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	900,000	732,843
2.85% 10/15/50	180,000	131,290
3.85% 3/15/52	140,000	120,782
4.2% 8/15/48	130,000	120,899
4.25% 1/15/49	100,000	94,222
Brighthouse Financial, Inc. 5.625% 5/15/30	199,000	196,525
Brown & Brown, Inc. 4.2% 3/17/32	140,000	127,475
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	100,000	94,900
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	490,000	433,843
4.4% 3/15/48	30,000	27,245
Lincoln National Corp. 4.35% 3/1/48	210,000	179,632
Manulife Financial Corp. 4.15% 3/4/26	510,000	505,106
Markel Corp. 5% 5/20/49	120,000	113,137
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	190,000	187,020
3.875% 3/15/24	170,000	169,834
4.2% 3/1/48	40,000	35,481
4.375% 3/15/29	120,000	119,269
4.75% 3/15/39	120,000	116,840
4.9% 3/15/49	120,000	119,519
MetLife, Inc.:
4.125% 8/13/42	180,000	161,672
4.55% 3/23/30	110,000	110,926
4.6% 5/13/46	272,000	261,765
5% 7/15/52	120,000	121,420
6.4% 12/15/66 (b)	100,000	102,476
Pricoa Global Funding I 5.625% 6/15/43 (b)	300,000	298,875
Principal Financial Group, Inc.:
2.125% 6/15/30	160,000	132,436
3.4% 5/15/25	390,000	381,399
Progressive Corp.:
2.5% 3/15/27	270,000	253,874
3% 3/15/32	160,000	144,498
3.2% 3/26/30	200,000	186,007
4.2% 3/15/48	100,000	91,897
Prudential Financial, Inc.:
3% 3/10/40	110,000	87,979
3.878% 3/27/28	45,000	44,138
4.35% 2/25/50	180,000	166,061
4.418% 3/27/48	100,000	92,350
5.125% 3/1/52 (b)	140,000	130,035
5.7% 12/14/36	120,000	129,134
5.7% 9/15/48 (b)	74,000	72,609
SunAmerica, Inc. 4.4% 4/5/52 (c)	190,000	158,498
The Chubb Corp. 6.5% 5/15/38	58,000	67,661
The Travelers Companies, Inc.:
2.55% 4/27/50	100,000	69,485
4.05% 3/7/48	74,000	66,018
6.25% 6/15/37	256,000	299,603
Unum Group 5.75% 8/15/42	110,000	101,777
Willis Group North America, Inc. 4.5% 9/15/28	324,000	315,345
		10,734,917

TOTAL FINANCIALS		107,625,071

HEALTH CARE - 2.1%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	120,000	115,970
2.95% 11/21/26	100,000	94,330
3.2% 11/21/29	200,000	182,673
4.05% 11/21/39	210,000	185,112
4.25% 11/14/28	92,000	90,368
4.25% 11/21/49	350,000	307,781
4.3% 5/14/36	25,000	23,270
4.45% 5/14/46	280,000	251,828
4.55% 3/15/35	50,000	47,981
4.75% 3/15/45	420,000	392,085
Amgen, Inc.:
1.65% 8/15/28	550,000	474,376
1.9% 2/21/25	100,000	95,148
2.8% 8/15/41	200,000	149,903
3.15% 2/21/40	220,000	173,885
3.2% 11/2/27	70,000	66,927
3.375% 2/21/50	210,000	160,392
4.2% 3/1/33	130,000	125,310
4.4% 5/1/45	188,000	169,135
4.563% 6/15/48	120,000	111,077
4.663% 6/15/51	100,000	93,687
4.875% 3/1/53	130,000	126,100
4.95% 10/1/41	100,000	97,223
Biogen, Inc.:
2.25% 5/1/30	100,000	81,688
3.15% 5/1/50	100,000	68,212
3.25% 2/15/51	150,000	104,361
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	479,453
2.8% 10/1/50	180,000	123,302
4.15% 3/1/47	112,000	97,363
4.6% 9/1/35	100,000	97,839
4.75% 3/1/46	240,000	229,674
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	120,000	94,896
		4,911,349
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 5.3% 5/27/40	390,000	418,087
Baxter International, Inc.:
1.915% 2/1/27	330,000	297,015
2.539% 2/1/32	330,000	272,678
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	58,273
4.669% 6/6/47	290,000	276,319
Boston Scientific Corp.:
4% 3/1/29	100,000	96,302
4.7% 3/1/49	230,000	220,179
Medtronic, Inc. 4.375% 3/15/35	280,000	277,901
Stryker Corp.:
1.95% 6/15/30	100,000	83,060
2.9% 6/15/50	200,000	143,209
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	171,119
3.55% 3/20/30	194,000	175,322
		2,489,464
Health Care Providers & Services - 0.9%
Aetna, Inc. 3.875% 8/15/47	180,000	146,762
AHS Hospital Corp. 2.78% 7/1/51	250,000	175,618
Allina Health System, Inc. 3.887% 4/15/49	40,000	34,937
AmerisourceBergen Corp. 2.8% 5/15/30	140,000	121,860
Banner Health:
2.907% 1/1/42	400,000	307,671
2.913% 1/1/51	150,000	108,819
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	98,815
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	72,801
Cardinal Health, Inc.:
3.41% 6/15/27	290,000	279,017
4.368% 6/15/47	30,000	25,531
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	68,469
Cigna Corp.:
3.05% 11/30/22	110,000	109,994
3.75% 7/15/23	37,000	36,994
4.125% 11/15/25	99,000	98,338
4.375% 10/15/28	100,000	98,478
4.8% 8/15/38	80,000	77,110
4.8% 7/15/46	230,000	214,916
4.9% 12/15/48	300,000	284,805
CommonSpirit Health:
3.91% 10/1/50	150,000	118,081
4.35% 11/1/42	160,000	142,645
CVS Health Corp.:
1.75% 8/21/30	735,000	593,977
2.7% 8/21/40	210,000	151,761
2.875% 6/1/26	60,000	57,264
3% 8/15/26	38,000	36,544
3.25% 8/15/29	250,000	228,454
4.78% 3/25/38	512,000	486,685
5.05% 3/25/48	250,000	240,703
5.125% 7/20/45	100,000	95,911
Elevance Health, Inc.:
2.375% 1/15/25	1,100,000	1,055,093
4.101% 3/1/28	130,000	127,385
4.55% 3/1/48	80,000	74,976
4.625% 5/15/42	150,000	142,358
5.1% 1/15/44	132,000	130,627
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	99,639
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	222,770
5.125% 6/15/39	100,000	90,099
5.25% 6/15/49	120,000	107,371
5.5% 6/15/47	330,000	304,607
Humana, Inc.:
1.35% 2/3/27	170,000	148,542
2.15% 2/3/32	170,000	137,633
3.125% 8/15/29	100,000	91,167
3.95% 8/15/49	100,000	84,433
Indiana University Health, Inc. 2.852% 11/1/51	200,000	142,418
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	85,929
Kaiser Foundation Hospitals:
2.81% 6/1/41	290,000	222,171
3.266% 11/1/49	110,000	86,693
4.15% 5/1/47	60,000	55,412
MidMichigan Health 3.409% 6/1/50	42,000	31,506
Novant Health, Inc. 3.168% 11/1/51	110,000	84,243
Orlando Health Obligated Group 3.327% 10/1/50	68,000	52,016
Piedmont Healthcare, Inc. 2.719% 1/1/42	150,000	110,440
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	280,000	185,457
Sutter Health 3.361% 8/15/50	170,000	128,874
Trinity Health Corp. 2.632% 12/1/40	50,000	37,148
UnitedHealth Group, Inc.:
1.25% 1/15/26	223,000	204,347
2% 5/15/30	170,000	144,809
2.3% 5/15/31	270,000	230,597
2.375% 8/15/24	100,000	97,765
2.875% 8/15/29	150,000	137,640
2.9% 5/15/50	307,000	225,170
3.25% 5/15/51	100,000	78,525
3.375% 4/15/27	220,000	215,058
3.45% 1/15/27	370,000	363,378
3.5% 2/15/24	100,000	99,782
3.7% 8/15/49	90,000	76,626
3.85% 6/15/28	240,000	237,051
4.45% 12/15/48	68,000	64,595
4.75% 7/15/45	182,000	179,243
4.95% 5/15/62	160,000	160,167
6.625% 11/15/37	310,000	366,613
6.875% 2/15/38	126,000	153,199
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	50,018
		11,636,550
Life Sciences Tools & Services - 0.0%
Danaher Corp. 2.6% 10/1/50	245,000	169,058
PerkinElmer, Inc.:
0.85% 9/15/24	100,000	93,174
2.25% 9/15/31	100,000	79,503
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	273,642
2.8% 10/15/41	180,000	139,550
		754,927
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	170,000	153,494
2.25% 5/28/31	170,000	147,130
AstraZeneca PLC:
1.375% 8/6/30	240,000	196,761
3.125% 6/12/27	140,000	134,933
4% 9/18/42	100,000	91,577
6.45% 9/15/37	149,000	175,228
Bayer U.S. Finance II LLC 2.85% 4/15/25 (c)	177,000	167,599
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	153,524
2.55% 11/13/50	410,000	282,241
2.9% 7/26/24	160,000	157,939
3.2% 6/15/26	66,000	64,677
3.4% 7/26/29	31,000	29,579
3.9% 3/15/62	120,000	100,705
4.125% 6/15/39	100,000	93,671
4.25% 10/26/49	100,000	92,620
4.35% 11/15/47	100,000	94,343
4.55% 2/20/48	159,000	153,929
Eli Lilly & Co.:
2.25% 5/15/50	200,000	138,301
3.95% 3/15/49	100,000	96,119
GlaxoSmithKline Capital PLC 3% 6/1/24	310,000	306,750
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	151,000	176,902
GSK Consumer Healthcare Capital 3.125% 3/24/25 (c)	340,000	327,655
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27 (c)	250,000	234,672
3.625% 3/24/32 (c)	250,000	222,918
Johnson & Johnson:
0.55% 9/1/25	100,000	91,648
1.3% 9/1/30	100,000	83,795
2.1% 9/1/40	440,000	319,984
2.25% 9/1/50	100,000	69,062
2.45% 9/1/60	100,000	66,607
3.4% 1/15/38	238,000	213,075
Merck & Co., Inc.:
2.45% 6/24/50	200,000	138,193
2.75% 12/10/51	150,000	108,488
3.6% 9/15/42	130,000	112,389
3.7% 2/10/45	322,000	278,756
Mylan NV:
5.2% 4/15/48	74,000	57,211
5.4% 11/29/43	100,000	81,986
Novartis Capital Corp.:
2.75% 8/14/50	150,000	113,978
4.4% 5/6/44	120,000	118,440
Pfizer, Inc.:
2.55% 5/28/40	120,000	92,174
2.7% 5/28/50	100,000	74,552
3.2% 9/15/23	80,000	79,670
3.45% 3/15/29	100,000	96,590
3.9% 3/15/39	70,000	65,075
4% 12/15/36	190,000	181,079
4.3% 6/15/43	106,000	101,663
4.4% 5/15/44	110,000	106,727
7.2% 3/15/39	130,000	166,700
Pharmacia LLC 6.6% 12/1/28 (b)	190,000	210,920
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	424,394
Takeda Pharmaceutical Co. Ltd. 3.025% 7/9/40	330,000	255,675
Viatris, Inc.:
2.7% 6/22/30	428,000	337,117
3.85% 6/22/40	100,000	69,471
4% 6/22/50	70,000	45,229
Wyeth LLC 5.95% 4/1/37	50,000	56,725
Zoetis, Inc.:
3% 9/12/27	50,000	47,378
3.95% 9/12/47	180,000	155,541
		8,213,559

TOTAL HEALTH CARE		28,005,849

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.25% 4/1/25	1,040,000	1,024,333
3.75% 5/15/28	100,000	98,487
4.25% 4/1/40	104,000	100,074
4.25% 4/1/50	30,000	28,663
L3Harris Technologies, Inc. 1.8% 1/15/31	435,000	346,391
Lockheed Martin Corp.:
4.07% 12/15/42	110,000	102,199
4.09% 9/15/52	119,000	110,699
4.7% 5/15/46	136,000	136,180
6.15% 9/1/36	100,000	114,253
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	94,891
4.03% 10/15/47	178,000	156,427
4.75% 6/1/43	110,000	105,815
Raytheon Technologies Corp.:
1.9% 9/1/31	470,000	379,286
3.65% 8/16/23	13,000	12,976
3.75% 11/1/46	100,000	83,185
3.95% 8/16/25	80,000	79,997
4.125% 11/16/28	400,000	391,704
4.35% 4/15/47	100,000	91,101
4.45% 11/16/38	360,000	337,688
4.5% 6/1/42	40,000	37,889
5.7% 4/15/40	160,000	171,176
The Boeing Co.:
2.75% 2/1/26	140,000	130,983
2.8% 3/1/23	270,000	268,191
2.95% 2/1/30	220,000	189,044
3.2% 3/1/29	320,000	282,726
3.75% 2/1/50	70,000	50,236
4.875% 5/1/25	1,090,000	1,093,045
5.705% 5/1/40	700,000	667,660
5.805% 5/1/50	320,000	306,921
6.875% 3/15/39	160,000	170,348
		7,162,568
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	200,000	168,334
4.05% 2/15/48	80,000	67,558
4.1% 2/1/45	130,000	109,695
4.25% 5/15/30	130,000	126,936
4.9% 1/15/34	100,000	99,870
4.95% 10/17/48	80,000	76,188
5.25% 5/15/50	98,000	96,946
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	145,968
3.9% 4/1/25	350,000	350,479
4.45% 4/1/30	150,000	153,795
5.3% 4/1/50	82,000	91,333
6.2% 1/15/38	234,000	275,091
		1,762,193
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	210,000	175,657
Southwest Airlines Co.:
5.125% 6/15/27	251,000	255,986
5.25% 5/4/25	130,000	133,496
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	156,016	148,545
		713,684
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	285,130
2.493% 2/15/27	100,000	92,011
2.722% 2/15/30	100,000	86,380
3.377% 4/5/40	150,000	118,015
3.577% 4/5/50	100,000	76,336
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	300,000	245,264
2% 9/16/31	180,000	145,203
Masco Corp.:
2% 2/15/31	90,000	71,764
3.125% 2/15/51	50,000	33,512
Owens Corning:
3.4% 8/15/26	100,000	95,371
4.3% 7/15/47	110,000	89,441
		1,338,427
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	400,000	315,177
3.95% 5/15/28	200,000	195,522
Waste Management, Inc.:
1.5% 3/15/31	140,000	110,792
2.4% 5/15/23	250,000	247,651
2.5% 11/15/50	150,000	100,907
3.15% 11/15/27	50,000	47,722
		1,017,771
Electrical Equipment - 0.0%
Eaton Corp. 4.15% 11/2/42	100,000	89,699
Industrial Conglomerates - 0.2%
3M Co.:
2.25% 9/19/26	330,000	307,794
2.375% 8/26/29	270,000	232,260
2.875% 10/15/27	210,000	197,935
3.25% 8/26/49	100,000	74,764
3.375% 3/1/29	110,000	101,987
3.7% 4/15/50	96,000	77,950
General Electric Co.:
4.25% 5/1/40	50,000	42,032
4.35% 5/1/50	170,000	148,512
4.5% 3/11/44	200,000	179,102
Honeywell International, Inc.:
1.35% 6/1/25	100,000	93,829
1.95% 6/1/30	100,000	86,091
2.3% 8/15/24	190,000	185,127
2.7% 8/15/29	110,000	100,955
2.8% 6/1/50	200,000	155,786
		1,984,124
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	183,926
0.45% 5/17/24	670,000	633,510
1.1% 9/14/27	540,000	471,957
2.55% 11/29/22	518,000	517,311
Caterpillar, Inc.:
2.6% 4/9/30	210,000	190,140
3.25% 9/19/49	170,000	139,809
3.25% 4/9/50	130,000	108,213
Cummins, Inc. 1.5% 9/1/30	190,000	154,741
Deere & Co. 2.875% 9/7/49	190,000	148,161
Illinois Tool Works, Inc.:
3.5% 3/1/24	450,000	449,167
3.9% 9/1/42	100,000	88,678
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	169,603
Otis Worldwide Corp.:
2.565% 2/15/30	100,000	86,044
3.362% 2/15/50	80,000	59,576
Parker Hannifin Corp.:
2.7% 6/14/24	300,000	293,290
3.25% 6/14/29	210,000	192,034
4% 6/14/49	110,000	93,522
Stanley Black & Decker, Inc.:
2.75% 11/15/50	151,000	102,479
3% 5/15/32	120,000	105,196
		4,187,357
Professional Services - 0.0%
Thomson Reuters Corp. 4.3% 11/23/23	170,000	170,550
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	23,145
3.25% 6/15/27	550,000	536,520
3.3% 9/15/51	140,000	112,460
4.05% 6/15/48	182,000	165,474
4.15% 12/15/48	100,000	92,201
4.45% 3/15/43	151,000	144,214
5.75% 5/1/40	100,000	109,982
Canadian National Railway Co.:
2.45% 5/1/50	150,000	101,751
3.65% 2/3/48	100,000	84,944
Canadian Pacific Railway Co.:
1.75% 12/2/26	200,000	181,398
2.45% 12/2/31	200,000	170,860
3.1% 12/2/51	200,000	147,678
4.8% 8/1/45	230,000	224,330
CSX Corp.:
3.35% 11/1/25	250,000	244,637
3.8% 3/1/28	50,000	48,978
4.25% 3/15/29	150,000	148,319
4.3% 3/1/48	210,000	190,535
4.75% 11/15/48	160,000	155,842
6.15% 5/1/37	100,000	111,770
Kansas City Southern/Old 3.5% 5/1/50	160,000	125,695
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	353,459
3.155% 5/15/55	100,000	72,467
3.8% 8/1/28	72,000	70,141
3.95% 10/1/42	305,000	263,804
4.15% 2/28/48	100,000	89,247
Union Pacific Corp.:
2.15% 2/5/27	120,000	111,410
2.75% 3/1/26	360,000	345,504
2.891% 4/6/36	390,000	324,563
3.25% 2/5/50	270,000	212,542
3.375% 2/14/42	150,000	126,078
3.646% 2/15/24	180,000	179,791
3.799% 4/6/71	170,000	136,521
3.85% 2/14/72	230,000	187,178
4% 4/15/47	90,000	79,898
		5,673,336
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24	680,000	642,021
3.625% 12/1/27	140,000	127,622
4.625% 10/1/28	350,000	329,292
W.W. Grainger, Inc. 3.75% 5/15/46	120,000	102,156
		1,201,091

TOTAL INDUSTRIALS		25,300,800

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	192,000	209,260
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	300,000	296,726
Dell International LLC/EMC Corp.:
4.9% 10/1/26	450,000	451,736
5.3% 10/1/29	90,000	89,184
5.45% 6/15/23	60,000	60,614
8.1% 7/15/36	310,000	360,010
8.35% 7/15/46	92,000	111,319
		1,369,589
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	430,000	386,947
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	218,198
2.25% 3/1/31	200,000	162,981
Fiserv, Inc.:
2.25% 6/1/27	100,000	90,055
2.75% 7/1/24	370,000	360,923
3.5% 7/1/29	520,000	476,155
4.4% 7/1/49	100,000	86,801
Global Payments, Inc.:
1.2% 3/1/26	350,000	308,856
2.9% 5/15/30	310,000	260,873
IBM Corp.:
1.95% 5/15/30	100,000	83,396
2.85% 5/15/40	110,000	83,606
2.95% 5/15/50	100,000	70,591
3% 5/15/24	100,000	98,768
3.5% 5/15/29	170,000	160,446
3.625% 2/12/24	1,460,000	1,456,326
4.15% 5/15/39	100,000	90,324
4.7% 2/19/46	204,000	191,771
5.6% 11/30/39	180,000	188,675
MasterCard, Inc. 3.85% 3/26/50	310,000	280,785
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	75,249
2.3% 6/1/30	130,000	111,676
2.85% 10/1/29	280,000	253,340
5.05% 6/1/52	160,000	155,936
The Western Union Co. 2.85% 1/10/25	100,000	95,950
Visa, Inc.:
2.05% 4/15/30	430,000	376,816
2.15% 9/15/22	480,000	479,935
2.7% 4/15/40	120,000	95,898
3.15% 12/14/25	160,000	156,396
4.3% 12/14/45	402,000	386,378
		7,244,051
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.:
2.1% 10/1/31	140,000	118,552
2.8% 10/1/41	150,000	116,944
2.95% 4/1/25	240,000	234,902
Applied Materials, Inc.:
4.35% 4/1/47	90,000	87,186
5.1% 10/1/35	120,000	126,305
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	100,000	96,121
Broadcom, Inc.:
2.45% 2/15/31 (c)	160,000	127,576
2.6% 2/15/33 (c)	100,000	76,894
3.137% 11/15/35 (c)	100,000	75,769
3.15% 11/15/25	230,000	222,361
3.419% 4/15/33 (c)	190,000	156,716
3.459% 9/15/26	432,000	414,340
3.469% 4/15/34 (c)	230,000	186,241
3.75% 2/15/51 (c)	420,000	307,899
4.3% 11/15/32	300,000	270,088
5% 4/15/30	292,000	284,417
Intel Corp.:
2% 8/12/31	50,000	41,278
2.45% 11/15/29	720,000	631,952
3.05% 8/12/51	50,000	35,898
3.25% 11/15/49	180,000	134,012
3.734% 12/8/47	110,000	89,588
4.6% 3/25/40	110,000	105,221
4.75% 3/25/50	390,000	371,480
Lam Research Corp. 2.875% 6/15/50	150,000	110,818
Micron Technology, Inc.:
4.663% 2/15/30	120,000	112,390
5.327% 2/6/29	310,000	305,589
NVIDIA Corp.:
2% 6/15/31	480,000	404,872
3.5% 4/1/50	167,000	138,293
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	300,000	241,209
3.25% 5/11/41	190,000	138,060
3.875% 6/18/26	140,000	135,413
4.3% 6/18/29	100,000	94,972
Qualcomm, Inc.:
2.6% 1/30/23	430,000	428,793
4.3% 5/20/47	213,000	200,191
4.8% 5/20/45	130,000	130,337
Texas Instruments, Inc. 3.875% 3/15/39	210,000	195,642
		6,948,319
Software - 0.6%
Adobe, Inc. 2.15% 2/1/27	240,000	224,903
Microsoft Corp.:
2.4% 8/8/26	520,000	496,334
2.525% 6/1/50	280,000	203,792
2.675% 6/1/60	200,000	142,030
2.921% 3/17/52	170,000	133,728
3.45% 8/8/36	610,000	574,017
3.75% 2/12/45	100,000	91,112
5.3% 2/8/41	280,000	316,334
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,224,583
2.65% 7/15/26	100,000	92,211
2.875% 3/25/31	690,000	571,989
3.25% 11/15/27	600,000	553,830
3.6% 4/1/40	100,000	72,724
3.6% 4/1/50	210,000	142,995
3.8% 11/15/37	100,000	77,649
3.85% 4/1/60	70,000	46,413
3.9% 5/15/35	100,000	81,784
3.95% 3/25/51	200,000	143,651
4% 11/15/47	388,000	281,558
4.1% 3/25/61	140,000	97,659
4.375% 5/15/55	200,000	150,638
5.375% 7/15/40	120,000	107,987
6.125% 7/8/39	114,000	112,239
Roper Technologies, Inc.:
1% 9/15/25	60,000	54,411
1.4% 9/15/27	60,000	51,384
1.75% 2/15/31	60,000	47,023
2% 6/30/30	400,000	325,729
Salesforce.com, Inc.:
1.95% 7/15/31	100,000	84,157
2.9% 7/15/51	300,000	221,428
3.7% 4/11/28	140,000	138,692
VMware, Inc. 1.4% 8/15/26	690,000	608,347
		7,471,331
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.125% 5/11/25	500,000	467,220
1.7% 8/5/31	280,000	236,375
2.1% 9/12/22	100,000	99,979
2.375% 2/8/41	440,000	330,905
2.4% 1/13/23	1,242,000	1,238,783
2.55% 8/20/60	110,000	74,724
2.85% 8/5/61	490,000	347,910
2.95% 9/11/49	180,000	140,354
3% 2/9/24	650,000	644,558
3% 11/13/27	890,000	853,237
3.35% 2/9/27	240,000	236,000
3.75% 11/13/47	90,000	81,125
4.375% 5/13/45	120,000	117,539
4.5% 2/23/36	110,000	113,448
4.65% 2/23/46	201,000	205,496
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,108,000	1,125,593
HP, Inc.:
2.2% 6/17/25	190,000	179,224
2.65% 6/17/31	100,000	79,560
3.4% 6/17/30	250,000	217,209
4.2% 4/15/32	140,000	123,653
		6,912,892

TOTAL INFORMATION TECHNOLOGY		30,155,442

MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	93,211
2.05% 5/15/30	40,000	34,527
2.7% 5/15/40	40,000	31,350
2.8% 5/15/50	40,000	29,699
Celanese U.S. Holdings LLC 6.165% 7/15/27	520,000	520,540
CF Industries Holdings, Inc. 5.375% 3/15/44	130,000	121,228
DuPont de Nemours, Inc.:
4.205% 11/15/23	100,000	100,243
4.493% 11/15/25	320,000	322,311
4.725% 11/15/28	100,000	100,815
5.319% 11/15/38	310,000	309,085
Eastman Chemical Co. 4.5% 12/1/28	226,000	220,620
Ecolab, Inc.:
1.3% 1/30/31	400,000	318,775
2.125% 8/15/50	150,000	96,420
International Flavors & Fragrances, Inc. 4.45% 9/26/28	130,000	126,381
Linde, Inc./Connecticut 3.2% 1/30/26	230,000	225,486
LYB International Finance BV 4% 7/15/23	87,000	87,011
LYB International Finance II BV 3.5% 3/2/27	680,000	645,072
LYB International Finance III LLC:
3.375% 10/1/40	110,000	83,859
3.625% 4/1/51	110,000	81,027
3.8% 10/1/60	100,000	70,634
Nutrien Ltd.:
3.95% 5/13/50	170,000	144,367
4.2% 4/1/29	32,000	31,016
5% 4/1/49	56,000	55,402
Rohm & Haas Co. 7.85% 7/15/29	120,000	139,676
Sherwin-Williams Co.:
3.125% 6/1/24	160,000	157,765
3.45% 6/1/27	210,000	200,887
4.5% 6/1/47	200,000	178,183
The Dow Chemical Co.:
2.1% 11/15/30	450,000	367,164
3.6% 11/15/50	170,000	129,907
5.55% 11/30/48	80,000	80,693
The Mosaic Co. 4.05% 11/15/27	170,000	164,922
Westlake Corp. 3.6% 8/15/26	858,000	830,603
		6,098,879
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.5% 3/15/30	110,000	92,905
4.25% 12/15/47	120,000	100,553
		193,458
Containers & Packaging - 0.1%
International Paper Co. 5% 9/15/35	328,000	325,886
WRKCo, Inc.:
3.9% 6/1/28	170,000	163,224
4.65% 3/15/26	400,000	401,505
		890,615
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.7% 5/30/41	142,000	145,490
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	100,000	104,791
BHP Billiton Financial (U.S.A.) Ltd.:
4.125% 2/24/42	100,000	92,062
5% 9/30/43	151,000	152,912
Freeport-McMoRan, Inc.:
4.625% 8/1/30	190,000	176,229
5.45% 3/15/43	160,000	144,036
Newmont Corp.:
2.25% 10/1/30	160,000	131,385
4.875% 3/15/42	100,000	94,136
5.45% 6/9/44	100,000	98,774
Nucor Corp.:
2.979% 12/15/55	110,000	73,512
3.125% 4/1/32	100,000	88,035
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	324,000	338,301
Southern Copper Corp.:
3.875% 4/23/25	210,000	204,881
5.875% 4/23/45	178,000	184,820
7.5% 7/27/35	110,000	129,064
Vale Overseas Ltd.:
3.75% 7/8/30	500,000	435,875
6.875% 11/21/36	120,000	123,984
		2,718,287
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	320,000	270,400
6% 1/15/29	230,000	230,460
		500,860

TOTAL MATERIALS		10,402,099

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	197,556
3.375% 8/15/31	340,000	302,955
4.85% 4/15/49	140,000	129,474
American Tower Corp.:
1.3% 9/15/25	120,000	108,841
2.1% 6/15/30	120,000	96,860
3.1% 6/15/50	120,000	83,652
3.6% 1/15/28	70,000	65,009
3.8% 8/15/29	100,000	92,575
AvalonBay Communities, Inc.:
2.3% 3/1/30	408,000	355,900
3.35% 5/15/27	170,000	161,826
Boston Properties, Inc.:
2.75% 10/1/26	100,000	93,102
3.25% 1/30/31	227,000	195,525
4.5% 12/1/28	280,000	272,506
Corporate Office Properties LP 2.75% 4/15/31	110,000	86,386
Crown Castle International Corp.:
1.35% 7/15/25	90,000	82,471
2.25% 1/15/31	100,000	81,213
3.25% 1/15/51	190,000	134,900
3.65% 9/1/27	464,000	441,536
Duke Realty LP 1.75% 2/1/31	340,000	275,085
Equinix, Inc.:
1.45% 5/15/26	200,000	178,895
2.5% 5/15/31	210,000	172,272
ERP Operating LP:
1.85% 8/1/31	240,000	194,668
2.5% 2/15/30	160,000	139,239
3.5% 3/1/28	160,000	151,002
Federal Realty Investment Trust 1.25% 2/15/26	200,000	179,906
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	310,000	306,203
Healthpeak Properties, Inc.:
2.875% 1/15/31	430,000	370,998
3% 1/15/30	320,000	283,403
Kilroy Realty LP 2.65% 11/15/33	100,000	75,957
Kimco Realty Corp.:
1.9% 3/1/28	610,000	522,498
2.8% 10/1/26	216,000	202,419
National Retail Properties, Inc. 3% 4/15/52	200,000	134,304
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	140,000	134,077
4.75% 1/15/28	201,000	192,233
Prologis LP:
1.625% 3/15/31	150,000	121,674
2.125% 4/15/27	170,000	156,763
2.125% 10/15/50	100,000	63,412
Realty Income Corp.:
2.85% 12/15/32	148,000	126,899
3.25% 1/15/31	238,000	213,348
Regency Centers LP 3.7% 6/15/30	150,000	136,245
Simon Property Group LP:
2% 9/13/24	420,000	404,906
2.2% 2/1/31	250,000	204,920
2.65% 7/15/30	138,000	118,592
3.375% 12/1/27	150,000	141,608
3.5% 9/1/25	230,000	226,758
4.25% 11/30/46	116,000	101,521
4.75% 3/15/42	110,000	101,568
UDR, Inc.:
2.1% 6/15/33	100,000	75,192
3% 8/15/31	100,000	85,215
Ventas Realty LP:
4% 3/1/28	184,000	175,145
4.875% 4/15/49	160,000	147,709
VICI Properties LP:
4.75% 2/15/28	330,000	316,671
5.125% 5/15/32	140,000	133,416
Welltower, Inc.:
2.75% 1/15/32	110,000	91,138
4.25% 4/15/28	174,000	169,382
Weyerhaeuser Co. 4% 11/15/29	270,000	254,966
		10,062,494
Real Estate Management & Development - 0.0%
Essex Portfolio LP:
2.65% 3/15/32	210,000	172,183
3.875% 5/1/24	120,000	119,147
Mid-America Apartments LP 4.2% 6/15/28	260,000	251,632
		542,962

TOTAL REAL ESTATE		10,605,456

UTILITIES - 1.9%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.45% 5/15/51	70,000	54,267
AEP Transmission Co. LLC:
2.75% 8/15/51	100,000	69,906
3.65% 4/1/50	139,000	114,414
Alabama Power Co. 1.45% 9/15/30	800,000	649,836
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	124,074
4.3% 12/1/28	194,000	188,405
Appalachian Power Co. 7% 4/1/38	100,000	117,033
Arizona Public Service Co. 3.35% 5/15/50	200,000	143,628
Baltimore Gas & Electric Co. 2.9% 6/15/50	120,000	87,940
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	70,000	56,596
4.25% 2/1/49	185,000	172,879
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	200,091
4.3% 2/1/49	65,000	58,664
Commonwealth Edison Co.:
2.75% 9/1/51	200,000	142,137
4% 3/1/48	208,000	186,292
Dominion Energy South Carolina 2.3% 12/1/31	230,000	195,209
DTE Electric Co.:
3.95% 3/1/49	56,000	50,313
4.05% 5/15/48	100,000	90,682
Duke Energy Carolinas LLC:
4% 9/30/42	179,000	158,243
4.25% 12/15/41	130,000	119,266
Duke Energy Corp.:
2.45% 6/1/30	200,000	168,833
3.15% 8/15/27	352,000	331,739
3.3% 6/15/41	390,000	301,199
3.75% 9/1/46	110,000	85,988
4.2% 6/15/49	310,000	261,544
Duke Energy Florida LLC 4.2% 7/15/48	140,000	128,411
Duke Energy Industries, Inc. 6.35% 8/15/38	170,000	195,637
Duke Energy Progress LLC 2% 8/15/31	270,000	223,784
Edison International 4.125% 3/15/28	100,000	94,388
Entergy Corp.:
0.9% 9/15/25	500,000	448,900
2.4% 6/15/31	120,000	97,303
3.75% 6/15/50	190,000	149,260
Entergy Louisiana LLC 3.12% 9/1/27	310,000	292,819
Entergy, Inc.:
3.35% 6/15/52	100,000	77,753
3.55% 9/30/49	194,000	152,135
Eversource Energy:
2.55% 3/15/31	200,000	169,500
3.45% 1/15/50	120,000	94,053
Exelon Corp.:
3.95% 6/15/25	163,000	161,428
4.05% 4/15/30	370,000	355,832
4.7% 4/15/50	110,000	103,452
5.1% 6/15/45	160,000	158,528
FirstEnergy Corp.:
1.6% 1/15/26	97,000	87,286
2.25% 9/1/30	150,000	122,821
5.35% 7/15/47	150,000	138,000
Florida Power & Light Co.:
3.99% 3/1/49	133,000	121,313
4.05% 6/1/42	210,000	193,139
4.05% 10/1/44	170,000	155,041
4.125% 2/1/42	240,000	222,570
Georgia Power Co. 2.65% 9/15/29	360,000	314,371
Indiana Michigan Power Co. 3.25% 5/1/51	80,000	59,959
Interstate Power and Light Co. 2.3% 6/1/30	104,000	87,940
Kentucky Utilities Co. 5.125% 11/1/40	170,000	169,854
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	235,422
3.95% 8/1/47	100,000	88,116
4.25% 7/15/49	100,000	92,720
Mississippi Power Co. 3.95% 3/30/28	120,000	115,457
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	300,000	269,143
2.44% 1/15/32	400,000	333,259
Northern States Power Co. 2.6% 6/1/51	300,000	212,139
Oglethorpe Power Corp. 5.95% 11/1/39	110,000	112,818
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	77,335
3.8% 6/1/49	280,000	244,704
Pacific Gas & Electric Co.:
2.5% 2/1/31	320,000	244,682
3.15% 1/1/26	110,000	101,984
3.3% 8/1/40	100,000	70,236
3.5% 6/15/25	506,000	482,380
3.75% 2/15/24	320,000	315,684
4.2% 3/1/29	200,000	178,735
4.55% 7/1/30	603,000	536,259
4.75% 2/15/44	100,000	77,119
4.95% 7/1/50	230,000	183,559
5.9% 6/15/32	300,000	289,305
PacifiCorp:
2.9% 6/15/52	100,000	72,137
6% 1/15/39	100,000	108,363
PG&E Wildfire Recovery:
5.099% 6/1/54	150,000	154,834
5.212% 12/1/49	150,000	156,109
PPL Capital Funding, Inc. 4% 9/15/47	90,000	75,009
PPL Electric Utilities Corp. 3% 10/1/49	70,000	52,444
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	86,685
6.25% 9/1/37	130,000	150,404
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	71,390
3% 5/15/25	220,000	213,125
3.15% 1/1/50	80,000	60,892
3.2% 8/1/49	110,000	85,996
Puget Sound Energy, Inc. 4.3% 5/20/45	130,000	115,237
Southern California Edison Co.:
2.95% 2/1/51	100,000	67,439
3.5% 10/1/23	566,000	563,345
3.65% 2/1/50	220,000	168,368
3.9% 3/15/43	230,000	186,626
4.05% 3/15/42	100,000	83,333
4.65% 10/1/43	158,000	142,962
6.05% 3/15/39	100,000	104,636
Southern Co.:
3.25% 7/1/26	765,000	730,727
4.4% 7/1/46	253,000	223,010
Tampa Electric Co. 4.45% 6/15/49	140,000	128,920
Union Electric Co. 3.9% 4/1/52	120,000	105,546
Virginia Electric & Power Co.:
2.45% 12/15/50	100,000	67,219
3.8% 4/1/28	90,000	87,959
3.8% 9/15/47	180,000	152,833
4.6% 12/1/48	208,000	197,576
4.625% 5/15/52	100,000	97,401
6% 5/15/37	120,000	131,537
Wisconsin Electric Power Co. 1.7% 6/15/28	490,000	427,167
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	303,534
3.4% 6/1/30	73,000	66,922
		18,405,396
Gas Utilities - 0.1%
Atmos Energy Corp.:
2.85% 2/15/52	100,000	71,364
4.125% 10/15/44	210,000	184,626
CenterPoint Energy Resources Corp. 1.75% 10/1/30	100,000	81,506
Dominion Gas Holdings LLC 2.5% 11/15/24	80,000	77,005
Piedmont Natural Gas Co., Inc. 3.35% 6/1/50	100,000	74,102
Southern California Gas Co. 4.3% 1/15/49	130,000	116,014
Southern Co. Gas Capital Corp. 3.15% 9/30/51	250,000	174,074
		778,691
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	100,000	87,073
Exelon Generation Co. LLC:
3.25% 6/1/25	100,000	97,047
5.6% 6/15/42	130,000	130,056
		314,176
Multi-Utilities - 0.3%
Ameren Corp. 3.5% 1/15/31	250,000	228,504
Berkshire Hathaway Energy Co.:
1.65% 5/15/31	160,000	128,118
3.25% 4/15/28	250,000	236,436
4.45% 1/15/49	100,000	93,061
4.5% 2/1/45	180,000	167,555
5.95% 5/15/37	120,000	129,180
6.125% 4/1/36	110,000	120,806
Consolidated Edison Co. of New York, Inc.:
3.85% 6/15/46	100,000	83,909
3.95% 4/1/50	245,000	211,901
4.5% 5/15/58	220,000	198,430
4.65% 12/1/48	80,000	75,520
6.75% 4/1/38	110,000	125,746
Consumers Energy Co.:
2.65% 8/15/52	200,000	140,071
3.1% 8/15/50	200,000	154,619
Dominion Energy, Inc. 3.375% 4/1/30	340,000	309,186
DTE Energy Co. 3.8% 3/15/27	90,000	85,741
NiSource, Inc.:
0.95% 8/15/25	530,000	482,092
1.7% 2/15/31	370,000	289,458
3.49% 5/15/27	442,000	422,832
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	79,899
Puget Energy, Inc. 4.1% 6/15/30	253,000	233,059
San Diego Gas & Electric Co. 4.1% 6/15/49	130,000	115,005
Sempra Energy:
3.4% 2/1/28	50,000	47,228
3.8% 2/1/38	270,000	231,689
4% 2/1/48	136,000	113,876
		4,503,921
Water Utilities - 0.1%
American Water Capital Corp.:
2.3% 6/1/31	220,000	186,176
2.95% 9/1/27	180,000	169,293
3.75% 9/1/47	213,000	178,951
4.3% 12/1/42	100,000	91,105
		625,525

TOTAL UTILITIES		24,627,709

TOTAL NONCONVERTIBLE BONDS
(Cost $372,965,658)		323,765,850

U.S. Government and Government Agency Obligations - 44.4%
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.375% 8/25/25	$238,000	$217,091
0.5% 6/17/25	650,000	597,510
0.625% 4/22/25	90,000	83,334
0.75% 10/8/27	250,000	219,681
0.875% 8/5/30	108,000	88,919
1.75% 7/2/24	930,000	902,280
2% 10/5/22	190,000	189,903
2.375% 1/19/23	655,000	652,666
2.875% 9/12/23	150,000	148,894
6.625% 11/15/30	650,000	795,415
Federal Home Loan Bank:
0.375% 9/4/25	175,000	159,469
0.5% 4/14/25	390,000	360,613
1.5% 8/15/24	125,000	120,534
2% 9/9/22	200,000	199,974
2.5% 2/13/24	230,000	227,104
3.25% 6/9/28	210,000	208,540
3.25% 11/16/28	30,000	29,861
Freddie Mac:
0.25% 8/24/23	450,000	435,453
0.25% 12/4/23	958,000	919,045
0.375% 7/21/25	480,000	439,076
0.375% 9/23/25	370,000	337,007
1.5% 2/12/25	630,000	600,952
2.75% 6/19/23	50,000	49,669
6.25% 7/15/32	110,000	135,100
6.75% 3/15/31	390,000	483,657
Tennessee Valley Authority:
0.75% 5/15/25	560,000	518,738
2.875% 2/1/27	145,000	141,454
4.25% 9/15/65	210,000	211,241
5.25% 9/15/39	420,000	473,597

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		9,946,777

U.S. Treasury Obligations - 43.6%
U.S. Treasury Bonds:
1.125% 5/15/40	2,000	1,361
1.125% 8/15/40	76,000	51,258
1.25% 5/15/50	6,768,000	4,184,792
1.375% 11/15/40	4,356,000	3,064,514
1.375% 8/15/50	3,300,000	2,110,195
1.625% 11/15/50	6,241,000	4,269,965
1.75% 8/15/41	9,847,000	7,316,013
1.875% 2/15/41	14,910,000	11,423,040
1.875% 2/15/51	9,063,000	6,612,804
1.875% 11/15/51	5,594,000	4,073,568
2% 11/15/41	5,180,000	4,023,808
2% 2/15/50	683,000	516,625
2% 8/15/51	8,892,000	6,680,115
2.25% 5/15/41	12,975,000	10,580,707
2.25% 8/15/46	148,000	115,856
2.25% 8/15/49	267,000	213,829
2.25% 2/15/52	1,610,000	1,285,988
2.375% 11/15/49	358,000	295,028
2.375% 5/15/51	6,825,000	5,618,895
2.5% 2/15/45	763,000	630,727
2.5% 2/15/46	329,000	271,207
2.5% 5/15/46	122,000	100,531
2.75% 11/15/42	329,000	288,428
2.75% 8/15/47	177,000	153,803
2.75% 11/15/47	157,000	136,664
2.875% 5/15/43	1,420,000	1,265,575
2.875% 8/15/45	268,000	236,960
2.875% 11/15/46	359,000	318,192
2.875% 5/15/49	361,000	328,313
2.875% 5/15/52	2,960,000	2,727,825
3% 5/15/42	238,000	218,709
3% 11/15/44	1,614,000	1,459,535
3% 11/15/45	76,000	68,765
3% 2/15/47	83,000	75,284
3% 5/15/47	197,000	178,993
3% 2/15/48	121,000	110,824
3% 8/15/48	188,000	173,173
3% 2/15/49	264,000	245,438
3% 8/15/52	3,200,000	3,033,500
3.125% 8/15/25	6,350,000	6,286,004
3.125% 11/15/41	229,000	215,591
3.125% 2/15/42	264,000	248,201
3.125% 8/15/44	1,405,000	1,299,241
3.125% 5/15/48	48,000	45,167
3.25% 5/15/42	6,360,000	6,083,738
3.375% 8/15/42	1,370,000	1,336,820
3.375% 5/15/44	856,000	825,806
3.375% 11/15/48	68,000	67,349
3.625% 8/15/43	86,000	86,417
3.625% 2/15/44	1,464,000	1,468,403
3.75% 8/15/41	225,000	232,207
3.75% 11/15/43	4,124,000	4,222,589
3.875% 8/15/40	126,000	133,368
4.375% 2/15/38	81,000	92,448
4.375% 11/15/39	5,000	5,684
4.375% 5/15/41	433,000	487,835
4.5% 2/15/36	223,000	257,112
4.5% 5/15/38	69,000	79,746
5% 5/15/37	391,000	474,194
U.S. Treasury Notes:
0.125% 10/31/22	16,000	15,933
0.125% 2/28/23	10,000	9,846
0.125% 3/31/23	284,000	278,930
0.125% 4/30/23	700,000	685,316
0.125% 5/15/23	17,000	16,617
0.125% 6/30/23	78,000	75,895
0.125% 7/15/23	2,227,000	2,162,887
0.125% 7/31/23	2,049,000	1,987,530
0.125% 9/15/23	3,272,000	3,161,059
0.125% 10/15/23	130,000	125,232
0.125% 12/15/23	684,000	655,518
0.125% 1/15/24	5,985,000	5,717,078
0.125% 2/15/24	8,876,000	8,456,470
0.25% 4/15/23	2,109,000	2,069,456
0.25% 6/15/23	2,007,000	1,957,766
0.25% 9/30/23	1,040,000	1,004,656
0.25% 11/15/23	2,984,000	2,872,333
0.25% 3/15/24	1,012,000	963,218
0.25% 5/15/24	1,778,000	1,683,683
0.25% 5/31/25	3,401,000	3,113,642
0.25% 6/30/25	4,190,000	3,828,449
0.25% 7/31/25	2,494,000	2,271,488
0.25% 8/31/25	7,956,000	7,224,110
0.25% 9/30/25	4,049,000	3,669,090
0.375% 10/31/23	2,070,000	1,997,712
0.375% 4/15/24	7,883,000	7,496,856
0.375% 8/15/24	1,560,000	1,469,386
0.375% 9/15/24	2,850,000	2,677,219
0.375% 4/30/25	8,731,000	8,043,093
0.375% 11/30/25	7,467,000	6,755,302
0.375% 12/31/25	8,153,000	7,359,038
0.375% 1/31/26	9,105,000	8,196,278
0.375% 7/31/27	3,005,000	2,605,546
0.375% 9/30/27	3,744,000	3,227,152
0.5% 3/15/23	15,000	14,784
0.5% 3/31/25	6,279,000	5,819,603
0.5% 2/28/26	5,602,000	5,054,492
0.5% 4/30/27	546,000	478,838
0.5% 5/31/27	4,423,000	3,870,989
0.5% 6/30/27	856,000	747,562
0.5% 8/31/27	2,377,000	2,067,711
0.625% 10/15/24	10,240,000	9,647,200
0.625% 7/31/26	3,960,000	3,553,172
0.625% 3/31/27	884,000	781,753
0.625% 11/30/27	2,407,000	2,092,586
0.625% 12/31/27	1,696,000	1,470,816
0.625% 5/15/30	4,618,000	3,806,603
0.625% 8/15/30	644,000	528,306
0.75% 11/15/24	3,910,000	3,684,106
0.75% 3/31/26	6,314,000	5,737,108
0.75% 4/30/26	3,206,000	2,908,067
0.75% 5/31/26	3,183,000	2,881,237
0.75% 8/31/26	5,654,000	5,089,042
0.75% 1/31/28	4,807,000	4,189,413
0.875% 1/31/24	11,720,000	11,296,523
0.875% 6/30/26	894,000	811,724
0.875% 9/30/26	6,070,000	5,483,629
1% 12/15/24	2,830,000	2,676,561
1% 7/31/28	1,260,000	1,101,466
1.125% 1/15/25	14,200,000	13,440,078
1.125% 2/28/25	748,000	706,130
1.125% 10/31/26	8,680,000	7,908,972
1.125% 2/29/28	8,720,000	7,748,197
1.125% 8/31/28	5,215,000	4,586,552
1.125% 2/15/31	9,966,000	8,473,825
1.25% 8/31/24	3,036,000	2,907,563
1.25% 12/31/26	7,670,000	7,008,762
1.25% 3/31/28	5,759,000	5,140,357
1.25% 4/30/28	3,357,000	2,992,320
1.25% 5/31/28	2,807,000	2,499,546
1.25% 6/30/28	7,024,000	6,241,483
1.25% 9/30/28	2,821,000	2,495,152
1.25% 8/15/31	11,767,000	10,015,280
1.375% 1/31/25	975,000	927,659
1.375% 8/31/26	366,000	338,093
1.375% 10/31/28	12,960,000	11,537,438
1.375% 12/31/28	2,240,000	1,992,375
1.5% 9/30/24	3,446,000	3,311,121
1.5% 10/31/24	3,676,000	3,526,663
1.5% 11/30/24	2,663,000	2,550,031
1.5% 2/15/25	3,310,000	3,155,490
1.5% 8/15/26	283,000	262,704
1.5% 1/31/27	5,829,000	5,378,619
1.5% 11/30/28	3,722,000	3,334,825
1.5% 2/15/30	724,000	642,211
1.625% 2/15/26	702,000	659,359
1.625% 9/30/26	1,345,000	1,254,633
1.625% 11/30/26	454,000	422,451
1.625% 8/15/29	2,954,000	2,657,908
1.75% 6/30/24	1,417,000	1,373,936
1.75% 7/31/24	1,867,000	1,808,292
1.75% 12/31/24	3,742,000	3,598,898
1.75% 3/15/25	3,230,000	3,093,987
1.75% 12/31/26	415,000	387,847
1.75% 1/31/29	4,210,000	3,827,811
1.875% 8/31/24	501,000	485,774
1.875% 7/31/26	800,000	754,719
1.875% 2/28/29	820,000	751,613
2% 5/31/24	5,025,000	4,900,749
2% 6/30/24	210,000	204,586
2% 11/15/26	562,000	530,607
2.125% 12/31/22	92,000	91,716
2.125% 2/29/24	551,000	540,217
2.125% 3/31/24	612,000	599,401
2.125% 7/31/24	150,000	146,320
2.125% 11/30/24	320,000	310,638
2.25% 12/31/23	50,000	49,199
2.25% 3/31/24	13,520,000	13,260,691
2.25% 4/30/24	1,173,000	1,149,952
2.25% 12/31/24	30,000	29,174
2.25% 2/15/27	817,000	777,969
2.25% 8/15/27	1,371,000	1,301,914
2.25% 11/15/27	255,000	241,573
2.375% 1/31/23	86,000	85,721
2.375% 2/29/24	2,090,000	2,056,364
2.375% 5/15/27	1,576,000	1,506,988
2.375% 3/31/29	2,590,000	2,442,188
2.375% 5/15/29	473,000	446,043
2.5% 3/31/23	693,000	690,022
2.5% 1/31/24	2,144,000	2,114,687
2.5% 4/30/24	930,000	915,251
2.5% 5/31/24	6,460,000	6,353,259
2.5% 1/31/25	37,000	36,157
2.5% 2/28/26	273,000	264,277
2.5% 3/31/27	11,290,000	10,871,035
2.625% 12/31/25	118,000	114,866
2.625% 1/31/26	420,000	408,516
2.625% 5/31/27	3,110,000	3,012,084
2.625% 2/15/29	1,038,000	995,507
2.625% 7/31/29	18,080,000	17,331,375
2.75% 4/30/23	21,000	20,916
2.75% 5/31/23	1,025,000	1,020,636
2.75% 7/31/23	1,141,000	1,134,448
2.75% 8/31/23	738,000	732,551
2.75% 2/15/24	70,000	69,275
2.75% 2/28/25	280,000	275,023
2.75% 5/15/25	100,000	98,074
2.75% 6/30/25	237,000	232,325
2.75% 8/31/25	304,000	297,576
2.75% 4/30/27	1,920,000	1,868,775
2.75% 7/31/27	8,840,000	8,603,116
2.75% 2/15/28	629,000	609,344
2.75% 8/15/32	17,215,000	16,607,095
2.875% 10/31/23	698,000	693,419
2.875% 11/30/23	1,156,000	1,147,646
2.875% 4/30/25	81,000	79,700
2.875% 6/15/25	1,170,000	1,150,622
2.875% 7/31/25	258,000	253,636
2.875% 11/30/25	288,000	282,634
2.875% 5/15/28	231,000	225,045
2.875% 8/15/28	1,186,000	1,154,543
2.875% 4/30/29	290,000	282,002
2.875% 5/15/32	3,600,000	3,508,875
3% 6/30/24	510,000	505,577
3% 7/31/24	8,230,000	8,157,988
3% 7/15/25	2,780,000	2,742,861
3% 10/31/25	535,000	527,205
3.125% 8/31/27	1,910,000	1,892,989
3.125% 11/15/28	331,000	326,798
3.125% 8/31/29	890,000	881,239
3.25% 8/31/24	930,000	926,004
3.25% 6/30/27	3,320,000	3,304,178
3.25% 6/30/29	1,750,000	1,742,891

TOTAL U.S. TREASURY OBLIGATIONS		573,368,528

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $636,239,648)		583,315,305

U.S. Government Agency - Mortgage Securities - 27.2%
Fannie Mae - 11.8%
1.5% 10/1/36 to 4/1/52	16,258,783	13,950,719
2% 6/1/27 to 6/1/52	55,634,877	48,602,408
2.5% 4/1/30 to 4/1/52	33,723,096	30,623,048
3% 12/1/26 to 6/1/52	30,704,855	28,818,993
3.5% 5/1/24 to 7/1/52	17,468,136	16,928,116
4% 4/1/26 to 7/1/52	9,898,262	9,760,593
4.5% 10/1/39 to 12/1/50	3,469,363	3,490,874
5% 11/1/44 to 10/1/50	3,291,774	3,379,390
5.5% 9/1/40 to 6/1/49	348,105	361,932

TOTAL FANNIE MAE		155,916,073

Freddie Mac - 8.7%
1.5% 10/1/36 to 11/1/51	6,039,138	5,223,569
2% 3/1/28 to 5/1/52	46,722,006	40,838,823
2% 9/1/35	1,368,850	1,263,217
2% 11/1/35	311,795	287,734
2% 11/1/35	399,541	368,709
2.5% 2/1/30 to 4/1/52	38,645,039	34,793,069
3% 2/1/29 to 7/1/52	10,372,681	9,705,412
3.5% 12/1/25 to 6/1/52	8,500,276	8,183,442
4% 6/1/34 to 5/1/52	8,363,319	8,237,011
4% 4/1/48	897	887
4.5% 7/1/41 to 8/1/52	4,512,075	4,520,414
5% 8/1/48 to 5/1/50	361,841	369,027
5.5% 6/1/49	137,073	140,430

TOTAL FREDDIE MAC		113,931,744

Ginnie Mae - 5.7%
1.5% 4/20/51 to 5/20/51	199,673	169,311
2% 3/20/51 to 4/20/52	19,793,156	17,574,894
2% 9/1/52 (e)	700,000	618,462
2.5% 3/20/47 to 6/20/52	21,065,964	19,316,101
2.5% 9/1/52 (e)	1,000,000	911,796
3% 7/20/42 to 5/20/52	15,016,520	14,209,272
3% 9/1/52 (e)	600,000	563,125
3.5% 5/20/44 to 7/20/52	11,131,417	10,796,980
3.5% 9/1/52 (e)	400,000	385,653
4% 12/20/45 to 8/20/52	5,575,223	5,515,611
4% 9/1/52 (e)	600,000	591,149
4.5% 6/20/45 to 7/20/52	2,758,603	2,775,887
4.5% 9/1/52 (e)	600,000	600,011
5% 11/20/45 to 11/20/50	718,552	738,853
5% 9/1/52 (e)	500,000	506,588
5.5% 12/20/44 to 12/20/48	89,425	93,906

TOTAL GINNIE MAE		75,367,599

Uniform Mortgage Backed Securities - 1.0%
1.5% 9/1/37 (e)	400,000	359,289
1.5% 9/1/52 (e)	300,000	245,790
2% 9/1/52 (e)	1,900,000	1,635,040
2.5% 9/1/52 (e)	1,800,000	1,607,625
3% 9/1/37 (e)	400,000	387,250
3% 9/1/52 (e)	2,300,000	2,128,399
3.5% 9/1/37 (e)	300,000	294,539
3.5% 9/1/52 (e)	1,650,000	1,572,914
3.5% 9/1/52 (e)	1,100,000	1,048,609
4% 9/1/52 (e)	1,400,000	1,366,202
4.5% 9/1/52 (e)	1,400,000	1,391,360
5% 9/1/52 (e)	1,000,000	1,009,063

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		13,046,080

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $396,106,936)		358,261,496

Asset-Backed Securities - 0.2%
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	$111,000	$103,499
1.39% 7/15/30	280,000	242,938
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	337,658	328,744
Series 2022-3 Class A2A, 3.97% 4/15/27	630,000	627,324
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	199,908
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	250,759
Discover Card Execution Note Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	99,732
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	246,904	245,511
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	49,779
Series 2018-4 Class A, 4.06% 11/15/30	60,000	59,240
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	315,868	307,757
Hyundai Auto Receivables Trust 3.72% 11/16/26	425,000	423,415
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	270,782	267,643
TOTAL ASSET-BACKED SECURITIES
(Cost $3,289,777)		3,206,249

Commercial Mortgage Securities - 1.2%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	252,170	246,581
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	213,346
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	314,585
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	591,941
Series 2022-BNK41 Class A4, 3.7899% 4/15/65 (b)	950,000	910,958
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	450,000	387,737
Series 2021-C11 Class A5, 2.322% 9/15/54	450,000	379,759
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	291,249
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	391,193
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	216,238
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	156,123
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	483,635
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	458,183
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	245,194
COMM Mortgage Trust Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	199,358
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	178,079
Class A5, 3.0161% 9/15/52	200,000	180,831
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	330,000	315,726
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	689,623
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	538,354
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	596,780
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	363,248
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	59,123
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	388,309
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	158,173
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	472,030
Series 2021-K129 Class A2, 1.914% 5/25/31	540,000	466,722
Series 2021-K130 Class A2, 1.723% 6/25/31	650,000	551,320
Series 2021-K136 Class A2, 2.127% 11/25/31	1,090,000	949,574
Series 2017-K064 Class A2, 3.224% 3/25/27	250,000	244,425
Series 2017-K068 Class A2, 3.244% 8/25/27	570,000	556,732
Series 2017-K727 Class A2, 2.946% 7/25/24	55,672	54,785
Series 2018-K730 Class A2, 3.59% 1/25/25	50,000	49,627
Series 2019-K094 Class A2, 2.903% 6/25/29	430,000	408,974
Series 2019-K1510 Class A2, 3.718% 1/25/31	165,000	163,793
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	458,262
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	231,727	224,716
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	270,139
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	49,292
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	391,781
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	423,453
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	132,602
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	327,544
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	180,313
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	456,689
Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	119,298
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	236,789
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $18,379,219)		16,143,186

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	221,783
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$55,000	$67,292
Series 2010 S1, 7.043% 4/1/50	55,000	73,695
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	212,563
Series 2010, 7.6% 11/1/40	350,000	472,511
Series 2018, 3.5% 4/1/28	175,000	171,661
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	280,000	208,006
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	114,421
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	300,000	357,165
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	300,000	220,526
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	16,047
Series 2021 C, 2.843% 11/1/46	250,000	192,324
Series 2022 A, 4.507% 11/1/51	100,000	95,755
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	112,000	95,673
3.293% 6/1/42	60,000	47,633
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	75,000	56,755
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	750,000	746,412
Series 2010-3, 7.35% 7/1/35	92,857	101,903
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	142,126
Los Angeles Dept. of Aiports (Consolidated Rental Car Facility Proj.) Series 2022 A, 4.242% 5/15/48 (Assured Guaranty Muni. Corp. Insured)	300,000	272,098
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	159,115
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	250,000	213,008
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	300,000	241,410
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	76,299
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	176,900
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	26,583
4.131% 6/15/42	30,000	26,265
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	150,279
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	300,000	246,483
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	72,798
Series 225, 3.175% 7/15/60	300,000	218,497
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	184,672
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	110,936
3.256% 5/15/60	150,000	110,420
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	210,000	149,056
TOTAL MUNICIPAL SECURITIES
(Cost $7,293,439)		6,049,070

Foreign Government and Government Agency Obligations - 1.2%
Alberta Province:
1% 5/20/25	$260,000	$241,795
2.95% 1/23/24	120,000	118,728
3.3% 3/15/28	225,000	220,050
British Columbia Province 2.25% 6/2/26	350,000	332,423
Canadian Government 2% 11/15/22	155,000	154,683
Chilean Republic:
2.55% 7/27/33	530,000	425,590
3.125% 3/27/25	840,000	814,170
3.24% 2/6/28	200,000	186,038
3.625% 10/30/42	194,000	149,780
Export Development Canada 2.625% 2/21/24	500,000	492,660
Hungarian Republic:
5.375% 3/25/24	140,000	140,376
7.625% 3/29/41	60,000	68,880
Indonesian Republic:
2.85% 2/14/30	200,000	182,850
3.5% 2/14/50	400,000	315,575
4.35% 1/11/48	250,000	224,403
Israeli State:
3.25% 1/17/28	760,000	751,385
3.375% 1/15/50	275,000	228,594
4.5% 1/30/43	200,000	200,916
Italian Republic:
1.25% 2/17/26	1,161,000	1,013,732
2.375% 10/17/24	400,000	379,816
3.875% 5/6/51	200,000	146,526
Korean Republic 2.75% 1/19/27	570,000	544,810
Manitoba Province 2.6% 4/16/24	870,000	854,523
Ontario Province:
1.125% 10/7/30	511,000	418,652
2.3% 6/15/26	70,000	66,295
2.5% 4/27/26	300,000	286,797
3.05% 1/29/24	100,000	99,089
Panamanian Republic:
3.16% 1/23/30	400,000	351,200
4.5% 4/16/50	400,000	314,950
6.7% 1/26/36	240,000	257,895
Peruvian Republic:
1.862% 12/1/32	300,000	227,681
2.78% 12/1/60	70,000	43,479
3.55% 3/10/51	250,000	185,594
4.125% 8/25/27	250,000	244,813
6.55% 3/14/37	275,000	300,575
7.35% 7/21/25	430,000	461,793
Philippine Republic:
2.65% 12/10/45	610,000	434,692
3% 2/1/28	200,000	192,272
6.375% 10/23/34	130,000	148,864
9.5% 2/2/30	70,000	92,058
Quebec Province:
2.5% 4/9/24	130,000	127,577
2.5% 4/20/26	590,000	565,114
2.75% 4/12/27	320,000	308,070
United Mexican States:
3.5% 2/12/34	1,226,000	1,021,258
4.6% 2/10/48	270,000	219,341
4.75% 4/27/32	200,000	193,300
5% 4/27/51	755,000	640,476
5.55% 1/21/45	250,000	234,578
6.05% 1/11/40	120,000	120,135
Uruguay Republic:
4.375% 10/27/27	140,000	143,395
4.975% 4/20/55	242,000	242,424
7.625% 3/21/36	130,000	166,709
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,006,163)		16,297,379

Supranational Obligations - 1.1%
African Development Bank:
0.875% 7/22/26	200,000	180,444
3% 9/20/23	80,000	79,479
Asian Development Bank:
0.375% 9/3/25	700,000	635,983
0.75% 10/8/30	150,000	121,962
1.5% 10/18/24	200,000	191,653
1.75% 9/13/22	83,000	82,970
1.875% 1/24/30	1,139,000	1,021,671
2.5% 11/2/27	20,000	19,059
2.625% 1/30/24	430,000	424,527
Asian Infrastructure Investment Bank 0.25% 9/29/23	600,000	578,440
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,159,375
European Bank for Reconstruction & Development 0.25% 7/10/23	906,000	880,394
European Investment Bank:
0.25% 9/15/23	1,623,000	1,567,866
0.75% 9/23/30	400,000	326,790
0.875% 5/17/30	80,000	66,928
1.25% 2/14/31	630,000	535,748
2% 12/15/22	118,000	117,630
2.25% 6/24/24	210,000	205,303
3.125% 12/14/23	110,000	109,417
Inter-American Development Bank:
0.625% 7/15/25	140,000	128,626
0.875% 4/20/26	400,000	363,470
1.5% 1/13/27	1,000,000	919,548
4.375% 1/24/44	190,000	203,716
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	319,076
0.5% 10/28/25	364,000	330,512
0.75% 8/26/30	1,433,000	1,167,083
0.875% 5/14/30	134,000	111,029
1.5% 8/28/24	90,000	86,483
1.625% 1/15/25	110,000	105,090
1.875% 10/27/26	320,000	299,060
2.5% 3/19/24	300,000	295,218
2.5% 3/29/32	530,000	491,482
International Finance Corp.:
0.375% 7/16/25	160,000	146,186
0.75% 8/27/30	100,000	81,974
2.875% 7/31/23	39,000	38,719
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $15,696,880)		14,392,911

Bank Notes - 0.1%
Bank of Nova Scotia 2.45% 9/19/22	374,000	373,981
Citizens Bank NA:
2.25% 4/28/25	$250,000	$236,877
3.75% 2/18/26	250,000	244,846
Discover Bank:
2.7% 2/6/30	500,000	415,563
3.35% 2/6/23	250,000	249,364
TOTAL BANK NOTES
(Cost $1,630,009)		1,520,631
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund 2.33% (f)
(Cost $7,345,963)	7,344,494	7,345,963
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,477,953,692)		1,330,298,040
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(14,924,214)
NET ASSETS - 100%		$1,315,373,826

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,439,119 or 0.3% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$49,152,407	$338,448,386	$380,254,830	$30,157	$211	$(211)	$7,345,963	0.0%
Total	$49,152,407	$338,448,386	$380,254,830	$30,157	$211	$(211)	$7,345,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$323,765,850	$--	$323,765,850	$--
U.S. Government and Government Agency Obligations	583,315,305	--	583,315,305	--
U.S. Government Agency - Mortgage Securities	358,261,496	--	358,261,496	--
Asset-Backed Securities	3,206,249	--	3,206,249	--
Commercial Mortgage Securities	16,143,186	--	16,143,186	--
Municipal Securities	6,049,070	--	6,049,070	--
Foreign Government and Government Agency Obligations	16,297,379	--	16,297,379	--
Supranational Obligations	14,392,911	--	14,392,911	--
Bank Notes	1,520,631	--	1,520,631	--
Money Market Funds	7,345,963	7,345,963	--	--
Total Investments in Securities:	$1,330,298,040	$7,345,963	$1,322,952,077	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,470,607,729)	$1,322,952,077
Fidelity Central Funds (cost $7,345,963)	7,345,963
Total Investment in Securities (cost $1,477,953,692)		$1,330,298,040
Cash		736,248
Receivable for investments sold		639,919
Receivable for fund shares sold		1,754,221
Interest receivable		6,290,200
Distributions receivable from Fidelity Central Funds		7,976
Total assets		1,339,726,604
Liabilities
Payable for investments purchased
Regular delivery	$6,264,998
Delayed delivery	17,268,191
Payable for fund shares redeemed	817,705
Distributions payable	1,884
Total liabilities		24,352,778
Net Assets		$1,315,373,826
Net Assets consist of:
Paid in capital		$1,471,659,024
Total accumulated earnings (loss)		(156,285,198)
Net Assets		$1,315,373,826
Net Asset Value, offering price and redemption price per share ($1,315,373,826 ÷ 141,602,159 shares)		$9.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$22,545,840
Income from Fidelity Central Funds		30,157
Total income		22,575,997
Expenses
Independent trustees' fees and expenses	$3,931
Total expenses before reductions	3,931
Expense reductions	(465)
Total expenses after reductions		3,466
Net investment income (loss)		22,572,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,627,341)
Fidelity Central Funds	211
Total net realized gain (loss)		(8,627,130)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(169,666,842)
Fidelity Central Funds	(211)
TBA sale commitments	32,435
Total change in net unrealized appreciation (depreciation)		(169,634,618)
Net gain (loss)		(178,261,748)
Net increase (decrease) in net assets resulting from operations		$(155,689,217)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,572,531	$12,537,254
Net realized gain (loss)	(8,627,130)	(1,211,838)
Change in net unrealized appreciation (depreciation)	(169,634,618)	(8,523,130)
Net increase (decrease) in net assets resulting from operations	(155,689,217)	2,802,286
Distributions to shareholders	(21,745,579)	(17,786,390)
Share transactions
Proceeds from sales of shares	695,081,615	745,765,366
Reinvestment of distributions	21,726,836	17,761,481
Cost of shares redeemed	(370,645,357)	(186,862,389)
Net increase (decrease) in net assets resulting from share transactions	346,163,094	576,664,458
Total increase (decrease) in net assets	168,728,298	561,680,354
Net Assets
Beginning of period	1,146,645,528	584,965,174
End of period	$1,315,373,826	$1,146,645,528
Other Information
Shares
Sold	69,448,630	69,856,317
Issued in reinvestment of distributions	2,196,901	1,654,413
Redeemed	(37,388,337)	(17,480,061)
Net increase (decrease)	34,257,194	54,030,669

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex U.S. Bond Index Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$10.97	$10.57	$9.86	$10.29
Income from Investment Operations
Net investment income (loss)A,B	.180	.159	.256	.306	.275
Net realized and unrealized gain (loss)	(1.397)	(.192)	.420	.688	(.390)
Total from investment operations	(1.217)	(.033)	.676	.994	(.115)
Distributions from net investment income	(.173)	(.163)	(.256)	(.284)	(.258)
Distributions from net realized gain	–	(.094)	(.020)	–	(.057)
Total distributions	(.173)	(.257)	(.276)	(.284)	(.315)
Net asset value, end of period	$9.29	$10.68	$10.97	$10.57	$9.86
Total ReturnC,D	(11.49)%	(.29)%	6.50%	10.28%	(1.12)%
Ratios to Average Net AssetsB,E,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	-%	-%	-%	-%	-%
Expenses net of all reductionsG	-%	-%	-%	-%	-%
Net investment income (loss)	1.81%	1.50%	2.40%	3.06%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,315,374	$1,146,646	$584,965	$354,791	$229,769
Portfolio turnover rateH	55%	115%	79%	85%	102%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$584,364
Gross unrealized depreciation	(146,723,628)
Net unrealized appreciation (depreciation)	$(146,139,264)
Tax Cost	$1,476,437,304

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(9,476,099)
Net unrealized appreciation (depreciation) on securities and other investments	$(146,139,264)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,828,138)
Long-term	(2,647,961)
Total capital loss carryforward	$(9,476,099)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$21,745,579	$ 13,974,532
Long-term Capital Gains	–	3,811,858
Total	$21,745,579	$ 17,786,390

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	319,763,613	280,659,491

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $465.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex U.S. Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex U.S. Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel,each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Flex U.S. Bond Index Fund	- %-C
Actual		$1,000.00	$923.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 27.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,032,356 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $14,467,239 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

ZUB-ANN-1022
1.9881611.105

Fidelity® Short-Term Bond Index Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity® Short-Term Bond Index Fund	(5.84)%	0.86%

 A From October 18, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Index Fund on October 18, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

11,500
11,250
11,000
10,750
10,500
10,250
10,000
$9,800
2018
2019
2020
2021
2022

Period Ending Values
$10,427	Fidelity® Short-Term Bond Index Fund
$10,472	Bloomberg U.S. 1-5 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to return -2.83% in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:  For the fiscal year, the fund returned -5.84%, matching the return of the benchmark, the Bloomberg 1-5 Year Government/Credit Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 3,200) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. Returns for all major categories of U.S. bonds were solidly negative for the year. Bond yields rose and prices fell as the U.S. Federal Reserve aggressively tightened monetary policy with interest rate hikes. The central bank raised the federal funds rate from zero at the start of the reporting period to a range of 2.25% to 2.50% by period end. Government bonds, including U.S. Treasuries, agency debentures and government agency-backed mortgage securities, outpaced riskier segments, like corporate-backed credit. Longer-term bonds suffered steeper declines than their shorter-term counterparts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	65.8%
AAA	3.6%
AA	2.4%
A	15.2%
BBB	12.3%
BB and Below	0.2%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*
Corporate Bonds	30.3%
U.S. Government and U.S. Government Agency Obligations	65.8%
Other Investments	3.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 9.5%

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 2.3% 6/1/27	$2,980,000	$2,711,870
Telefonica Emisiones S.A.U. 4.103% 3/8/27	580,000	562,609
Verizon Communications, Inc.:
0.75% 3/22/24	1,600,000	1,526,190
0.85% 11/20/25	1,600,000	1,439,662
1.45% 3/20/26	1,239,000	1,130,278
		7,370,609
Entertainment - 0.1%
Activision Blizzard, Inc. 3.4% 9/15/26	350,000	341,605
The Walt Disney Co.:
1.75% 1/13/26	760,000	707,932
3.35% 3/24/25	900,000	886,954
3.375% 11/15/26	310,000	302,422
		2,238,913
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	850,000	776,719
1.998% 8/15/26	650,000	611,957
Baidu, Inc. 1.72% 4/9/26	1,000,000	907,305
Meta Platforms, Inc. 3.5% 8/15/27 (a)	800,000	775,016
		3,070,997
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.5% 2/1/24	980,000	980,018
4.908% 7/23/25	360,000	358,766
Comcast Corp.:
2.35% 1/15/27	270,000	251,399
3.15% 3/1/26	750,000	729,913
3.375% 2/15/25	920,000	907,800
3.375% 8/15/25	940,000	924,376
3.7% 4/15/24	1,970,000	1,963,391
3.95% 10/15/25	470,000	469,223
Discovery Communications LLC:
3.25% 4/1/23	60,000	59,646
3.9% 11/15/24	100,000	97,827
4.9% 3/11/26	720,000	718,811
Fox Corp. 4.03% 1/25/24	650,000	648,318
Grupo Televisa SA de CV 6.625% 3/18/25	290,000	303,648
Magallanes, Inc.:
3.638% 3/15/25 (a)	700,000	675,861
3.755% 3/15/27 (a)	1,640,000	1,531,893
Paramount Global:
2.9% 1/15/27	190,000	176,553
4.75% 5/15/25	440,000	443,361
TCI Communications, Inc. 7.875% 2/15/26	620,000	692,012
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	110,583
2.95% 6/15/27	820,000	787,419
3% 2/13/26	130,000	126,192
		12,957,010
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. 3.2% 3/15/27 (a)	580,000	551,831
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	261,090
3.5% 4/15/25	1,030,000	1,005,784
5.375% 4/15/27	1,020,000	1,020,428
Vodafone Group PLC:
3.75% 1/16/24	1,170,000	1,168,232
4.125% 5/30/25	190,000	189,317
		4,196,682

TOTAL COMMUNICATION SERVICES		29,834,211

CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Magna International, Inc. 4.15% 10/1/25	360,000	357,559
Automobiles - 0.7%
American Honda Finance Corp.:
0.875% 7/7/23	1,690,000	1,650,714
1% 9/10/25	1,450,000	1,321,303
1.2% 7/8/25	505,000	467,744
1.5% 1/13/25	240,000	227,062
2.05% 1/10/23	160,000	159,294
2.15% 9/10/24	740,000	715,411
3.55% 1/12/24	250,000	249,151
General Motors Co. 4% 4/1/25	390,000	384,143
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,027,000	974,596
1.25% 1/8/26	1,070,000	942,681
3.25% 1/5/23	50,000	49,926
3.5% 11/7/24	370,000	362,487
3.95% 4/13/24	320,000	317,493
4% 1/15/25	530,000	523,355
4% 10/6/26	640,000	614,521
4.15% 6/19/23	250,000	249,880
4.25% 5/15/23	70,000	70,031
4.3% 7/13/25	840,000	829,576
5% 4/9/27	420,000	414,327
5.1% 1/17/24	1,503,000	1,515,833
5.25% 3/1/26	590,000	593,916
Stellantis NV 5.25% 4/15/23	620,000	622,753
Toyota Motor Corp.:
0.681% 3/25/24	1,230,000	1,173,413
1.339% 3/25/26	110,000	100,636
2.358% 7/2/24	720,000	702,737
		15,232,983
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 5% 2/15/26	330,000	330,776
Las Vegas Sands Corp.:
2.9% 6/25/25	250,000	230,436
3.2% 8/8/24	1,160,000	1,097,853
Marriott International, Inc.:
3.125% 6/15/26	190,000	180,558
3.6% 4/15/24	1,430,000	1,415,929
McDonald's Corp.:
1.45% 9/1/25	110,000	102,305
3.3% 7/1/25	1,310,000	1,287,722
3.35% 4/1/23	940,000	937,826
3.7% 1/30/26	110,000	108,928
Starbucks Corp.:
2.45% 6/15/26	350,000	331,737
3.1% 3/1/23	100,000	99,632
3.8% 8/15/25	583,000	580,515
		6,704,217
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	649,207
Lennar Corp.:
4.5% 4/30/24	400,000	400,338
4.75% 5/30/25	400,000	402,873
5.875% 11/15/24	100,000	102,412
		1,554,830
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	1,968,920
Amazon.com, Inc.:
0.4% 6/3/23	210,000	205,139
0.8% 6/3/25	2,158,000	1,993,948
1% 5/12/26	1,168,000	1,057,555
1.2% 6/3/27	1,440,000	1,279,528
eBay, Inc.:
1.4% 5/10/26	666,000	600,491
3.45% 8/1/24	100,000	98,899
		7,204,480
Multiline Retail - 0.1%
Kohl's Corp. 9.5% 5/15/25	290,000	300,955
Target Corp.:
2.25% 4/15/25	313,000	300,710
2.5% 4/15/26	420,000	402,726
3.5% 7/1/24	570,000	568,341
		1,572,732
Specialty Retail - 0.2%
AutoZone, Inc. 3.125% 4/21/26	270,000	259,217
Lowe's Companies, Inc. 4% 4/15/25	2,863,000	2,861,373
Ross Stores, Inc. 4.6% 4/15/25	450,000	453,772
The Home Depot, Inc.:
2.125% 9/15/26	480,000	450,623
2.7% 4/1/23	950,000	945,800
3% 4/1/26	100,000	97,074
3.35% 9/15/25	720,000	713,899
		5,781,758
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	836,000	808,964
2.75% 3/27/27	550,000	525,634
		1,334,598

TOTAL CONSUMER DISCRETIONARY		39,743,157

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	780,000	766,660
Constellation Brands, Inc.:
3.6% 5/9/24	960,000	951,412
3.7% 12/6/26	340,000	329,179
4.75% 11/15/24	710,000	719,038
Diageo Capital PLC 2.625% 4/29/23	1,700,000	1,690,672
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	110,000	102,412
3.4% 11/15/25	150,000	146,810
4.417% 5/25/25	237,000	238,627
Molson Coors Beverage Co. 3% 7/15/26	840,000	786,950
PepsiCo, Inc.:
2.25% 3/19/25	1,870,000	1,802,579
2.375% 10/6/26	500,000	474,163
3.6% 3/1/24	120,000	120,110
The Coca-Cola Co. 1.75% 9/6/24	510,000	494,417
		8,623,029
Food & Staples Retailing - 0.2%
Kroger Co.:
2.65% 10/15/26	120,000	113,286
3.5% 2/1/26	200,000	195,842
Sysco Corp. 3.3% 7/15/26	590,000	570,966
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	360,000	349,081
3.8% 11/18/24	910,000	904,568
Walmart, Inc.:
2.35% 12/15/22	41,000	40,897
2.85% 7/8/24	370,000	365,109
3.05% 7/8/26	1,150,000	1,138,264
3.4% 6/26/23	1,740,000	1,744,400
3.55% 6/26/25	280,000	280,210
		5,702,623
Food Products - 0.3%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	575,145
Conagra Brands, Inc.:
4.3% 5/1/24	700,000	699,692
4.6% 11/1/25	230,000	229,756
General Mills, Inc.:
2.6% 10/12/22	50,000	49,979
4% 4/17/25	490,000	488,415
Kraft Heinz Foods Co. 3% 6/1/26	430,000	407,072
Tyson Foods, Inc.:
3.55% 6/2/27	550,000	527,905
4% 3/1/26	550,000	543,760
Unilever Capital Corp.:
2% 7/28/26	280,000	261,741
2.6% 5/5/24	1,280,000	1,257,787
3.1% 7/30/25	370,000	363,024
3.25% 3/7/24	900,000	894,621
		6,298,897
Household Products - 0.0%
Procter & Gamble Co.:
0.55% 10/29/25	640,000	581,148
1% 4/23/26	550,000	505,350
		1,086,498
Tobacco - 0.3%
Altria Group, Inc.:
2.35% 5/6/25	270,000	256,814
2.625% 9/16/26	390,000	364,496
3.8% 2/14/24	690,000	688,270
4.4% 2/14/26	100,000	99,467
BAT Capital Corp.:
3.215% 9/6/26	200,000	186,836
3.222% 8/15/24	1,700,000	1,660,554
4.7% 4/2/27	250,000	243,260
BAT International Finance PLC 1.668% 3/25/26	680,000	605,467
Philip Morris International, Inc.:
1.5% 5/1/25	760,000	713,651
2.875% 5/1/24	1,810,000	1,784,949
Reynolds American, Inc. 4.45% 6/12/25	650,000	643,856
		7,247,620

TOTAL CONSUMER STAPLES		28,958,667

ENERGY - 2.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	270,000	245,677
Oil, Gas & Consumable Fuels - 2.2%
Boardwalk Pipelines LP 4.45% 7/15/27	420,000	402,883
BP Capital Markets PLC 2.5% 11/6/22	60,000	59,918
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	260,683
2.95% 1/15/23	645,000	641,588
3.85% 6/1/27	590,000	563,208
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	287,304
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	340,000	339,330
5.875% 3/31/25	770,000	785,659
7% 6/30/24	240,000	246,706
Chevron Corp.:
1.141% 5/11/23	700,000	688,149
1.554% 5/11/25	1,000,000	943,601
2.355% 12/5/22	63,000	63,002
2.895% 3/3/24	2,510,000	2,483,491
2.954% 5/16/26	810,000	784,553
3.326% 11/17/25	250,000	246,205
Chevron U.S.A., Inc. 3.9% 11/15/24	110,000	110,940
Columbia Pipeline Group, Inc. 4.5% 6/1/25	400,000	398,375
ConocoPhillips Co. 2.4% 3/7/25	1,200,000	1,160,903
Devon Energy Corp. 5.25% 9/15/24	500,000	507,580
Enbridge, Inc.:
1.6% 10/4/26	300,000	266,739
3.5% 6/10/24	220,000	217,442
Energy Transfer LP:
2.9% 5/15/25	1,010,000	956,751
3.9% 5/15/24 (b)	2,180,000	2,149,824
4.9% 2/1/24	1,140,000	1,144,309
5.5% 6/1/27	100,000	101,008
5.875% 1/15/24	365,000	369,852
5.95% 12/1/25	370,000	379,114
Enterprise Products Operating LP 3.75% 2/15/25	370,000	367,371
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,583,270
Equinor ASA:
2.875% 4/6/25	700,000	680,975
3.7% 3/1/24	1,000,000	999,573
Exxon Mobil Corp.:
1.571% 4/15/23	1,660,000	1,641,408
2.019% 8/16/24	3,230,000	3,132,080
2.275% 8/16/26	650,000	614,083
2.992% 3/19/25	900,000	880,467
Kinder Morgan, Inc. 1.75% 11/15/26	610,000	544,988
Marathon Petroleum Corp. 4.7% 5/1/25	1,675,000	1,685,727
MPLX LP:
1.75% 3/1/26	840,000	760,202
3.375% 3/15/23	200,000	199,846
4.5% 7/15/23	2,580,000	2,589,412
ONEOK, Inc.:
5.85% 1/15/26	520,000	533,201
7.5% 9/1/23	670,000	686,961
Phillips 66 Co.:
3.55% 10/1/26 (a)	390,000	374,680
3.85% 4/9/25	1,000,000	991,670
Pioneer Natural Resources Co.:
0.55% 5/15/23	1,500,000	1,464,292
1.125% 1/15/26	270,000	241,216
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	920,000	898,066
4.5% 12/15/26	230,000	224,457
4.65% 10/15/25	140,000	138,447
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (b)	140,000	140,789
5.625% 3/1/25	1,050,000	1,069,498
5.875% 6/30/26	450,000	462,508
Shell International Finance BV:
2% 11/7/24	700,000	676,808
2.875% 5/10/26	960,000	925,775
3.25% 5/11/25	310,000	304,841
3.5% 11/13/23	2,460,000	2,455,024
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,055,443
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.5% 7/15/27	710,000	730,413
The Williams Companies, Inc.:
3.7% 1/15/23	780,000	780,356
3.75% 6/15/27	980,000	945,574
4% 9/15/25	760,000	751,650
4.5% 11/15/23	810,000	812,202
Total Capital International SA:
3.7% 1/15/24	190,000	190,265
3.75% 4/10/24	1,400,000	1,401,458
TransCanada PipeLines Ltd. 4.875% 1/15/26	340,000	342,910
Valero Energy Corp. 2.85% 4/15/25	1,000,000	968,158
		51,805,181

TOTAL ENERGY		52,050,858

FINANCIALS - 13.8%
Banks - 8.2%
Abbey National PLC 4% 3/13/24	100,000	99,910
Banco Santander SA:
1.722% 9/14/27 (b)	600,000	516,500
1.849% 3/25/26	1,200,000	1,067,647
3.892% 5/24/24	1,200,000	1,187,755
4.175% 3/24/28 (b)	600,000	563,031
5.179% 11/19/25	400,000	396,159
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	1,250,000	1,172,127
0.523% 6/14/24 (b)	1,200,000	1,162,766
0.81% 10/24/24 (b)	1,880,000	1,803,438
0.981% 9/25/25 (b)	2,000,000	1,857,035
1.319% 6/19/26 (b)	1,000,000	909,761
1.658% 3/11/27 (b)	820,000	734,850
1.734% 7/22/27 (b)	3,260,000	2,892,768
2.456% 10/22/25 (b)	1,400,000	1,335,900
3.004% 12/20/23 (b)	250,000	249,076
3.458% 3/15/25 (b)	1,080,000	1,062,264
3.593% 7/21/28 (b)	1,120,000	1,054,299
3.864% 7/23/24 (b)	100,000	99,463
3.875% 8/1/25	2,130,000	2,116,374
3.95% 4/21/25	580,000	574,205
4.2% 8/26/24	320,000	319,480
4.25% 10/22/26	2,030,000	1,999,381
4.376% 4/27/28 (b)	1,900,000	1,851,944
Bank of Montreal:
0.949% 1/22/27 (b)	100,000	88,990
1.25% 9/15/26	750,000	669,020
4.338% 10/5/28 (b)	1,650,000	1,642,729
Bank of Nova Scotia:
0.55% 9/15/23	2,000,000	1,931,080
1.3% 9/15/26	110,000	97,701
2.2% 2/3/25	350,000	333,634
3.4% 2/11/24	1,170,000	1,159,777
4.5% 12/16/25	1,300,000	1,296,560
Barclays PLC:
2.279% 11/24/27 (b)	1,200,000	1,053,894
2.852% 5/7/26 (b)	400,000	374,489
4.338% 5/16/24 (b)	2,400,000	2,387,520
4.375% 9/11/24	1,220,000	1,204,412
4.375% 1/12/26	520,000	509,688
5.2% 5/12/26	200,000	198,471
BB&T Corp. 3.75% 12/6/23	1,190,000	1,191,815
Canadian Imperial Bank of Commerce:
0.5% 12/14/23	100,000	95,816
0.95% 6/23/23	1,500,000	1,464,769
1.25% 6/22/26	490,000	437,803
3.1% 4/2/24	1,200,000	1,182,670
3.945% 8/4/25	530,000	523,271
Capital One Bank NA 3.375% 2/15/23	650,000	648,546
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	210,000	209,625
1.122% 1/28/27 (b)	2,100,000	1,853,602
1.462% 6/9/27 (b)	2,200,000	1,940,795
2.7% 10/27/22	40,000	39,991
3.106% 4/8/26 (b)	2,040,000	1,959,474
3.3% 4/27/25	1,420,000	1,385,063
3.352% 4/24/25 (b)	1,400,000	1,372,063
3.668% 7/24/28 (b)	590,000	555,664
3.887% 1/10/28 (b)	1,130,000	1,081,901
4.4% 6/10/25	140,000	139,389
4.6% 3/9/26	750,000	748,226
5.5% 9/13/25	1,500,000	1,538,837
Comerica, Inc. 3.7% 7/31/23	100,000	99,859
Discover Bank 2.45% 9/12/24	1,150,000	1,104,384
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,073,924
2.375% 6/25/24	710,000	691,404
Fifth Third Bancorp:
2.375% 1/28/25	1,280,000	1,225,242
3.65% 1/25/24	450,000	447,115
HSBC Holdings PLC:
0.732% 8/17/24 (b)	800,000	767,449
0.976% 5/24/25 (b)	2,000,000	1,864,289
2.633% 11/7/25 (b)	1,600,000	1,515,803
2.999% 3/10/26 (b)	5,000,000	4,737,233
3.033% 11/22/23 (b)	7,480,000	7,455,327
4.25% 8/18/25	444,000	437,266
4.292% 9/12/26 (b)	300,000	291,419
Huntington National Bank 4.552% 5/17/28 (b)	590,000	586,015
ING Groep NV:
1.726% 4/1/27 (b)	484,000	428,574
4.017% 3/28/28 (b)	640,000	606,752
Intesa Sanpaolo SpA 5.25% 1/12/24	200,000	200,008
Japan Bank International Cooperation:
0.625% 5/22/23	6,820,000	6,673,041
1.875% 7/21/26	900,000	832,614
2.375% 11/16/22	200,000	199,728
2.5% 5/23/24	200,000	195,713
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	2,660,000	2,558,070
0.768% 8/9/25 (b)	2,100,000	1,956,810
0.824% 6/1/25 (b)	1,000,000	935,536
1.04% 2/4/27 (b)	1,500,000	1,320,758
1.045% 11/19/26 (b)	470,000	417,575
1.47% 9/22/27 (b)	690,000	604,248
1.578% 4/22/27 (b)	3,211,000	2,865,007
2.083% 4/22/26 (b)	1,500,000	1,402,755
2.301% 10/15/25 (b)	1,200,000	1,145,499
3.2% 1/25/23	47,000	46,953
3.2% 6/15/26	150,000	144,421
3.22% 3/1/25 (b)	730,000	715,903
3.559% 4/23/24 (b)	100,000	99,487
3.797% 7/23/24 (b)	860,000	855,150
4.125% 12/15/26	460,000	454,210
4.323% 4/26/28 (b)	3,000,000	2,930,598
4.851% 7/25/28 (b)	1,050,000	1,047,898
KeyBank NA 3.3% 6/1/25	1,200,000	1,169,770
Korea Development Bank 0.4% 6/19/24	2,200,000	2,063,248
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	650,000	631,536
1.627% 5/11/27 (b)	210,000	185,487
2.438% 2/5/26 (b)	200,000	187,931
2.907% 11/7/23 (b)	600,000	598,217
3.75% 3/18/28 (b)	300,000	283,298
3.9% 3/12/24	200,000	199,047
4.05% 8/16/23	1,540,000	1,537,642
4.5% 11/4/24	2,290,000	2,277,630
4.65% 3/24/26	330,000	321,980
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	670,061
1.538% 7/20/27 (b)	900,000	792,872
2.757% 9/13/26	1,110,000	1,034,196
2.801% 7/18/24	3,500,000	3,406,110
3.407% 3/7/24	270,000	267,128
3.455% 3/2/23	900,000	899,550
5.017% 7/20/28 (b)	1,050,000	1,055,310
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	1,708,000	1,643,056
1.234% 5/22/27 (b)	210,000	182,774
1.241% 7/10/24 (b)	880,000	854,727
1.554% 7/9/27 (b)	743,000	653,117
2.226% 5/25/26 (b)	200,000	185,583
2.839% 7/16/25 (b)	200,000	192,530
National Australia Bank Ltd. 3.905% 6/9/27	1,140,000	1,121,832
NatWest Group PLC:
2.359% 5/22/24 (b)	1,186,000	1,165,049
3.073% 5/22/28 (b)	500,000	451,694
3.875% 9/12/23	425,000	422,578
4.269% 3/22/25 (b)	200,000	197,705
4.519% 6/25/24 (b)	400,000	397,770
4.8% 4/5/26	990,000	984,479
5.125% 5/28/24	490,000	490,084
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	528,605
3.125% 11/7/23	230,000	228,761
PNC Bank NA 3.25% 6/1/25	1,040,000	1,020,130
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	807,249
2.2% 11/1/24	560,000	541,439
Rabobank Nederland 4.375% 8/4/25	360,000	353,978
Rabobank Nederland New York Branch 0.375% 1/12/24	1,700,000	1,619,469
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,849,174
1.2% 4/27/26	500,000	449,279
2.05% 1/21/27	600,000	545,482
2.55% 7/16/24	1,190,000	1,158,122
3.625% 5/4/27	520,000	501,759
3.7% 10/5/23	560,000	559,640
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	500,000	434,796
3.4% 1/18/23	420,000	418,742
3.5% 6/7/24	210,000	206,379
4.5% 7/17/25	1,270,000	1,263,899
Santander UK Group Holdings PLC:
1.089% 3/15/25 (b)	400,000	374,223
1.532% 8/21/26 (b)	540,000	482,854
1.673% 6/14/27 (b)	420,000	363,272
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,378,541
2.174% 1/14/27	1,400,000	1,261,644
2.348% 1/15/25	800,000	762,088
2.632% 7/14/26	1,520,000	1,415,971
3.01% 10/19/26	240,000	225,826
3.748% 7/19/23	115,000	114,879
3.936% 10/16/23	1,740,000	1,737,899
SVB Financial Group 1.8% 10/28/26	360,000	319,559
Synchrony Bank 5.625% 8/23/27	500,000	496,003
The Toronto-Dominion Bank:
0.55% 3/4/24	4,440,000	4,222,624
0.75% 1/6/26	520,000	464,460
1.2% 6/3/26	390,000	349,172
2.65% 6/12/24	1,550,000	1,513,808
3.25% 3/11/24	280,000	276,660
3.625% 9/15/31 (b)	630,000	600,065
4.108% 6/8/27	520,000	514,426
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,011,602
1.267% 3/2/27 (b)	937,000	840,962
U.S. Bancorp:
2.375% 7/22/26	380,000	358,401
3.6% 9/11/24	1,360,000	1,356,171
3.7% 1/30/24	610,000	610,783
3.95% 11/17/25	2,530,000	2,530,544
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,500,000	2,345,138
2.188% 4/30/26 (b)	510,000	477,375
2.393% 6/2/28 (b)	2,160,000	1,934,821
2.406% 10/30/25 (b)	1,390,000	1,328,174
3% 2/19/25	600,000	582,922
3% 10/23/26	100,000	94,483
3.196% 6/17/27 (b)	2,580,000	2,430,311
3.55% 9/29/25	1,350,000	1,326,714
3.584% 5/22/28 (b)	600,000	566,147
3.75% 1/24/24	960,000	957,117
3.908% 4/25/26 (b)	1,200,000	1,175,776
4.1% 6/3/26	460,000	451,580
4.54% 8/15/26 (b)	2,000,000	1,986,434
Westpac Banking Corp.:
2.85% 5/13/26	330,000	315,877
2.894% 2/4/30 (b)	630,000	591,597
3.3% 2/26/24	2,690,000	2,678,620
3.35% 3/8/27	360,000	347,211
3.65% 5/15/23	60,000	60,057
4.322% 11/23/31 (b)	720,000	685,283
		190,206,423
Capital Markets - 2.6%
Ameriprise Financial, Inc. 3% 4/2/25	820,000	798,498
Ares Capital Corp.:
2.15% 7/15/26	100,000	86,854
3.25% 7/15/25	150,000	140,644
3.875% 1/15/26	800,000	752,372
4.2% 6/10/24	1,550,000	1,536,108
Bank of New York Mellon Corp.:
0.35% 12/7/23	2,700,000	2,602,853
0.75% 1/28/26	540,000	485,404
3.4% 5/15/24	730,000	726,047
3.65% 2/4/24	2,550,000	2,547,938
4.414% 7/24/26 (b)	2,000,000	2,008,888
BlackRock, Inc. 3.5% 3/18/24	410,000	408,882
Charles Schwab Corp.:
0.75% 3/18/24	686,000	657,022
0.9% 3/11/26	940,000	845,611
2.45% 3/3/27	1,020,000	951,533
3.55% 2/1/24	450,000	449,208
3.85% 5/21/25	1,100,000	1,101,679
CME Group, Inc. 3% 3/15/25	310,000	304,147
Credit Suisse AG:
0.495% 2/2/24	1,200,000	1,130,533
1.25% 8/7/26	430,000	370,421
2.95% 4/9/25	1,500,000	1,422,239
Credit Suisse Group AG:
3.75% 3/26/25	400,000	382,215
4.55% 4/17/26	920,000	881,870
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	919,121
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	359,245
2.129% 11/24/26 (b)	1,400,000	1,234,136
2.311% 11/16/27 (b)	800,000	679,624
2.552% 1/7/28 (b)	390,000	332,475
3.95% 2/27/23	200,000	199,285
Franklin Resources, Inc. 2.85% 3/30/25	160,000	155,027
GE Capital Funding LLC 3.45% 5/15/25	330,000	319,737
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	4,000,000	3,967,428
0.855% 2/12/26 (b)	550,000	500,673
1.093% 12/9/26 (b)	1,400,000	1,246,397
1.431% 3/9/27 (b)	1,660,000	1,476,860
1.948% 10/21/27 (b)	3,320,000	2,948,779
3.2% 2/23/23	200,000	199,638
3.272% 9/29/25 (b)	800,000	779,188
3.615% 3/15/28 (b)	890,000	842,253
3.625% 2/20/24	440,000	436,794
3.691% 6/5/28 (b)	500,000	472,629
3.75% 2/25/26	1,170,000	1,146,961
4.25% 10/21/25	370,000	364,960
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	300,000	297,897
Moody's Corp. 3.75% 3/24/25	450,000	445,667
Morgan Stanley:
0.56% 11/10/23 (b)	500,000	496,294
0.864% 10/21/25 (b)	2,300,000	2,124,297
0.985% 12/10/26 (b)	1,600,000	1,416,849
1.512% 7/20/27 (b)	4,650,000	4,117,583
1.593% 5/4/27 (b)	1,300,000	1,158,731
2.72% 7/22/25 (b)	1,040,000	1,004,704
3.591% 7/22/28 (b)	1,350,000	1,274,421
4.35% 9/8/26	120,000	118,590
5% 11/24/25	1,248,000	1,267,437
6.25% 8/9/26	140,000	148,928
NASDAQ, Inc. 3.85% 6/30/26	270,000	266,094
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,020,722
1.851% 7/16/25	1,000,000	919,987
5.386% 7/6/27	240,000	241,568
S&P Global, Inc. 2.45% 3/1/27 (a)	400,000	373,098
State Street Corp.:
1.684% 11/18/27 (b)	450,000	406,211
3.3% 12/16/24	1,790,000	1,774,774
3.776% 12/3/24 (b)	1,290,000	1,286,896
		59,332,924
Consumer Finance - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	150,000	132,223
2.45% 10/29/26	2,362,000	2,082,701
2.875% 8/14/24	750,000	716,435
3.3% 1/23/23	300,000	298,742
3.65% 7/21/27	150,000	137,494
4.125% 7/3/23	390,000	389,040
4.45% 10/1/25	440,000	426,006
4.5% 9/15/23	288,000	286,502
Ally Financial, Inc.:
1.45% 10/2/23	400,000	387,878
3.05% 6/5/23	1,000,000	992,439
5.125% 9/30/24	330,000	334,163
5.8% 5/1/25	1,900,000	1,943,586
American Express Co.:
2.5% 7/30/24	3,102,000	3,016,985
3.3% 5/3/27	540,000	516,681
3.375% 5/3/24	2,160,000	2,135,355
3.4% 2/22/24	200,000	198,227
3.95% 8/1/25	1,500,000	1,486,329
Capital One Financial Corp.:
3.3% 10/30/24	440,000	431,471
3.75% 7/28/26	340,000	327,536
3.9% 1/29/24	1,270,000	1,265,460
4.2% 10/29/25	640,000	631,965
4.927% 5/10/28 (b)	1,660,000	1,641,522
Discover Financial Services 4.5% 1/30/26	100,000	97,937
Ford Motor Credit Co. LLC 3.81% 1/9/24	200,000	197,924
GE Capital International Funding Co. 3.373% 11/15/25	550,000	536,500
John Deere Capital Corp.:
0.625% 9/10/24	2,000,000	1,884,231
2.35% 3/8/27	1,260,000	1,180,367
3.65% 10/12/23	450,000	450,148
Synchrony Financial:
3.7% 8/4/26	220,000	206,921
4.5% 7/23/25	448,000	438,464
Toyota Motor Credit Corp.:
0.5% 8/14/23	1,730,000	1,677,991
0.8% 10/16/25	560,000	508,400
0.8% 1/9/26	1,120,000	1,011,069
1.8% 2/13/25	100,000	95,025
2.9% 3/30/23	510,000	508,263
3% 4/1/25	860,000	840,286
3.95% 6/30/25	1,500,000	1,498,150
		30,910,416
Diversified Financial Services - 1.1%
AB Svensk Exportkredit 0.25% 9/29/23	2,834,000	2,731,144
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,094,705
Blackstone Private Credit Fund:
2.625% 12/15/26	200,000	168,912
2.7% 1/15/25	960,000	890,664
4.7% 3/24/25	1,000,000	967,681
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,060,000	1,013,902
3.41% 2/11/26	790,000	775,344
Brixmor Operating Partnership LP:
3.9% 3/15/27	170,000	161,120
4.125% 6/15/26	500,000	483,365
DH Europe Finance II SARL 2.2% 11/15/24	700,000	673,315
Jackson Financial, Inc. 5.17% 6/8/27	180,000	177,693
KfW:
0.25% 10/19/23	7,000,000	6,744,207
0.375% 7/18/25	1,650,000	1,505,378
2.5% 11/20/24	1,590,000	1,554,272
2.625% 2/28/24	2,000,000	1,972,902
Landwirtschaftliche Rentenbank 3.125% 11/14/23	3,350,000	3,330,461
Voya Financial, Inc. 5.65% 5/15/53 (b)	310,000	303,369
		24,548,434
Insurance - 0.6%
ACE INA Holdings, Inc.:
2.875% 11/3/22	55,000	54,936
3.35% 5/15/24	880,000	874,229
3.35% 5/3/26	620,000	606,469
AFLAC, Inc. 3.25% 3/17/25	780,000	768,163
Allstate Corp.:
0.75% 12/15/25	590,000	529,280
3.15% 6/15/23	100,000	99,627
5.75% 8/15/53 (b)	320,000	293,600
American International Group, Inc.:
2.5% 6/30/25	2,550,000	2,430,867
4.125% 2/15/24	620,000	621,848
Aon PLC 3.875% 12/15/25	570,000	563,904
Brighthouse Financial, Inc. 3.7% 6/22/27	300,000	284,713
Manulife Financial Corp.:
USD ICE SWAP RATE 11:00am NY 5 + 1.640% 4.061% 2/24/32 (b)(c)	230,000	212,354
2.484% 5/19/27	520,000	477,505
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	1,140,000	1,122,122
3.875% 3/15/24	732,000	731,284
MetLife, Inc.:
3.6% 4/10/24	200,000	200,091
4.368% 9/15/23 (b)	1,260,000	1,266,547
Pricoa Global Funding I 5.625% 6/15/43 (b)	1,030,000	1,026,138
Progressive Corp. 2.5% 3/15/27	350,000	329,096
Prudential Financial, Inc. 1.5% 3/10/26	160,000	146,501
Willis Group North America, Inc. 4.65% 6/15/27	300,000	294,303
		12,933,577
Thrifts & Mortgage Finance - 0.0%
Delta Air Lines Pass Through Trust 3.204% 10/25/25	170,000	164,626

TOTAL FINANCIALS		318,096,400

HEALTH CARE - 2.3%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	300,000	299,395
2.6% 11/21/24	1,010,000	976,083
3.2% 5/14/26	100,000	95,823
3.75% 11/14/23	2,230,000	2,224,832
3.8% 3/15/25	800,000	790,695
3.85% 6/15/24	1,845,000	1,835,836
Amgen, Inc.:
1.9% 2/21/25	600,000	570,888
3.625% 5/22/24	730,000	726,485
Gilead Sciences, Inc.:
0.75% 9/29/23	2,160,000	2,087,422
2.95% 3/1/27	110,000	104,195
3.5% 2/1/25	2,490,000	2,456,310
3.65% 3/1/26	210,000	206,188
		12,374,152
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.95% 3/15/25	850,000	835,942
3.875% 9/15/25	670,000	673,685
Baxter International, Inc. 1.915% 2/1/27	1,200,000	1,080,056
Becton, Dickinson & Co.:
3.363% 6/6/24	993,000	981,170
3.7% 6/6/27	610,000	592,441
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,486,566
Stryker Corp.:
1.15% 6/15/25	1,090,000	1,006,420
3.375% 5/15/24	540,000	535,725
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	239,145
3.55% 4/1/25	870,000	850,705
		8,281,855
Health Care Providers & Services - 0.6%
Aetna, Inc. 3.5% 11/15/24	980,000	967,285
Cardinal Health, Inc. 3.41% 6/15/27	730,000	702,353
Cigna Corp.:
1.25% 3/15/26	1,280,000	1,153,284
3.05% 11/30/22	50,000	49,997
3.25% 4/15/25	800,000	781,680
3.75% 7/15/23	707,000	706,882
4.5% 2/25/26	130,000	130,271
CVS Health Corp.:
2.625% 8/15/24	224,000	218,738
2.875% 6/1/26	530,000	505,833
3% 8/15/26	560,000	538,541
3.375% 8/12/24	1,310,000	1,296,023
Elevance Health, Inc.:
2.375% 1/15/25	1,560,000	1,496,313
2.95% 12/1/22	25,000	24,955
HCA Holdings, Inc.:
4.5% 2/15/27	820,000	800,523
5.25% 4/15/25	700,000	707,880
5.25% 6/15/26	1,730,000	1,738,547
Humana, Inc. 1.35% 2/3/27	1,115,000	974,260
Sabra Health Care LP 5.125% 8/15/26	210,000	202,848
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	807,098
2.375% 10/15/22	21,000	20,989
2.375% 8/15/24	400,000	391,059
3.5% 6/15/23	200,000	199,860
Universal Health Services, Inc. 1.65% 9/1/26 (a)	270,000	233,204
		14,648,423
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 0.85% 9/15/24	200,000	186,348
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 1.2% 5/28/26	2,000,000	1,805,813
AstraZeneca PLC 3.5% 8/17/23	510,000	508,887
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	1,000,806
2.9% 7/26/24	1,700,000	1,678,098
3.2% 6/15/26	296,000	290,067
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	237,484
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	994,600
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27 (a)	1,230,000	1,154,585
Johnson & Johnson:
0.55% 9/1/25	1,000,000	916,483
2.625% 1/15/25	700,000	685,754
Merck & Co., Inc. 1.7% 6/10/27	2,000,000	1,814,587
Novartis Capital Corp.:
1.75% 2/14/25	200,000	191,388
2.4% 9/21/22	33,000	32,997
3% 11/20/25	1,010,000	988,452
3.4% 5/6/24	385,000	382,687
Pfizer, Inc.:
2.75% 6/3/26	620,000	601,555
2.95% 3/15/24	720,000	712,892
3% 12/15/26	110,000	107,019
3.2% 9/15/23	700,000	697,115
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	684,000	674,848
3.2% 9/23/26	480,000	458,805
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,260,000	1,184,077
Viatris, Inc. 1.65% 6/22/25	240,000	218,762
		17,337,761

TOTAL HEALTH CARE		52,828,539

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	180,000	169,555
2.375% 11/15/24	290,000	281,244
3.25% 4/1/25	120,000	118,192
3.5% 5/15/25	820,000	815,515
Huntington Ingalls Industries, Inc. 3.844% 5/1/25	210,000	205,482
Lockheed Martin Corp. 3.55% 1/15/26	376,000	372,825
Northrop Grumman Corp. 2.93% 1/15/25	1,460,000	1,422,514
Raytheon Technologies Corp.:
3.5% 3/15/27	820,000	794,129
3.65% 8/16/23	18,000	17,966
3.95% 8/16/25	1,320,000	1,319,955
The Boeing Co.:
1.95% 2/1/24	1,320,000	1,277,181
2.196% 2/4/26	2,740,000	2,507,312
2.75% 2/1/26	350,000	327,457
2.8% 3/1/23	60,000	59,598
2.85% 10/30/24	950,000	921,860
3.1% 5/1/26	100,000	94,418
4.508% 5/1/23	310,000	310,566
4.875% 5/1/25	1,790,000	1,795,001
		12,810,770
Air Freight & Logistics - 0.1%
FedEx Corp. 3.25% 4/1/26	310,000	302,500
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	199,066
2.5% 4/1/23	800,000	794,859
2.8% 11/15/24	130,000	128,217
3.9% 4/1/25	420,000	420,575
		1,845,217
Airlines - 0.1%
Southwest Airlines Co.:
5.125% 6/15/27	660,000	673,111
5.25% 5/4/25	980,000	1,006,352
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	254,720	242,523
		1,921,986
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	1,362,000	1,294,491
Owens Corning 3.4% 8/15/26	260,000	247,965
		1,542,456
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	197,670
Republic Services, Inc.:
2.5% 8/15/24	100,000	97,079
2.9% 7/1/26	530,000	504,147
3.2% 3/15/25	130,000	126,959
Waste Management, Inc.:
0.75% 11/15/25	290,000	262,925
2.4% 5/15/23	390,000	386,336
		1,575,116
Electrical Equipment - 0.0%
Hubbell, Inc. 3.35% 3/1/26	110,000	106,535
Industrial Conglomerates - 0.1%
3M Co. 2.65% 4/15/25	55,000	53,298
Honeywell International, Inc.:
1.1% 3/1/27	330,000	295,002
1.35% 6/1/25	1,100,000	1,032,116
2.3% 8/15/24	110,000	107,179
2.5% 11/1/26	410,000	388,881
		1,876,476
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	387,213
0.95% 1/10/24	100,000	96,387
1.15% 9/14/26	420,000	376,218
1.45% 5/15/25	1,120,000	1,053,071
1.7% 1/8/27	370,000	338,432
2.85% 5/17/24	1,180,000	1,161,739
3.25% 12/1/24	860,000	848,898
3.45% 5/15/23	130,000	130,072
Caterpillar, Inc. 3.4% 5/15/24	750,000	747,621
Deere & Co. 2.75% 4/15/25	460,000	447,735
Illinois Tool Works, Inc. 3.5% 3/1/24	290,000	289,463
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	310,000	298,281
Otis Worldwide Corp. 2.056% 4/5/25	550,000	519,332
Parker Hannifin Corp. 2.7% 6/14/24	440,000	430,159
Stanley Black & Decker, Inc. 3.4% 3/1/26	610,000	597,633
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	410,000	392,174
3.45% 11/15/26	280,000	260,493
4.4% 3/15/24	100,000	99,660
		8,474,581
Professional Services - 0.0%
Leidos, Inc.:
2.95% 5/15/23	210,000	208,053
3.625% 5/15/25	210,000	205,174
Thomson Reuters Corp. 3.35% 5/15/26	260,000	251,905
		665,132
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3% 3/15/23	890,000	886,830
3.25% 6/15/27	100,000	97,549
3.4% 9/1/24	970,000	966,333
3.85% 9/1/23	730,000	730,778
Canadian National Railway Co. 2.75% 3/1/26	100,000	95,748
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,027,622
CSX Corp. 3.35% 11/1/25	760,000	743,697
Norfolk Southern Corp. 2.9% 6/15/26	490,000	468,094
Union Pacific Corp.:
2.15% 2/5/27	100,000	92,842
2.75% 4/15/23	50,000	49,712
2.75% 3/1/26	740,000	710,203
3.75% 3/15/24	410,000	411,255
3.75% 7/15/25	120,000	119,496
		6,400,159
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	570,000	538,164
2.2% 1/15/27	280,000	245,898
2.75% 1/15/23	100,000	99,450
3.375% 7/1/25	2,230,000	2,117,629
3.625% 4/1/27	180,000	166,511
3.875% 7/3/23	230,000	229,231
4.25% 2/1/24	670,000	668,248
		4,065,131

TOTAL INDUSTRIALS		41,283,559

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	670,000	655,674
3.625% 3/4/24	1,490,000	1,493,405
		2,149,079
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	710,000	707,084
5.45% 6/15/23	169,000	170,730
5.85% 7/15/25	2,110,000	2,184,792
6.02% 6/15/26	630,000	654,350
Flex Ltd.:
3.75% 2/1/26	280,000	266,803
4.75% 6/15/25	100,000	99,525
Teledyne Technologies, Inc. 1.6% 4/1/26	180,000	161,863
Vontier Corp. 1.8% 4/1/26	210,000	183,662
		4,428,809
IT Services - 0.7%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	415,605
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	250,000	224,969
4.125% 5/1/25	250,000	245,628
5.5% 12/1/24	100,000	102,300
Fidelity National Information Services, Inc. 1.15% 3/1/26	609,000	540,174
Fiserv, Inc.:
2.75% 7/1/24	2,250,000	2,194,799
3.2% 7/1/26	280,000	266,428
3.85% 6/1/25	100,000	98,356
Global Payments, Inc.:
1.2% 3/1/26	1,057,000	932,744
2.15% 1/15/27	200,000	177,665
2.65% 2/15/25	290,000	276,104
IBM Corp.:
1.7% 5/15/27	1,110,000	996,836
3% 5/15/24	1,400,000	1,382,759
3.375% 8/1/23	2,170,000	2,162,123
3.45% 2/19/26	1,290,000	1,264,228
4.15% 7/27/27	570,000	566,586
MasterCard, Inc.:
2% 3/3/25	1,100,000	1,054,874
3.3% 3/26/27	340,000	332,705
PayPal Holdings, Inc.:
1.65% 6/1/25	1,300,000	1,222,798
2.4% 10/1/24	320,000	311,478
3.9% 6/1/27	170,000	167,821
The Western Union Co.:
1.35% 3/15/26	330,000	292,090
2.85% 1/10/25	100,000	95,950
Visa, Inc.:
2.15% 9/15/22	43,000	42,994
3.15% 12/14/25	1,550,000	1,515,083
		16,883,097
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.95% 4/1/25	570,000	557,891
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	450,000	432,547
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,784,693
3.459% 9/15/26	691,000	662,753
Intel Corp.:
2.6% 5/19/26	100,000	95,655
3.4% 3/25/25	1,643,000	1,623,033
3.7% 7/29/25	450,000	447,919
3.75% 3/25/27	350,000	345,576
Marvell Technology, Inc. 1.65% 4/15/26	270,000	242,875
Microchip Technology, Inc.:
2.67% 9/1/23	800,000	788,269
4.25% 9/1/25	600,000	593,609
4.333% 6/1/23	390,000	390,552
Micron Technology, Inc.:
4.185% 2/15/27	330,000	321,195
4.975% 2/6/26	210,000	210,720
NVIDIA Corp. 0.584% 6/14/24	1,500,000	1,421,961
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	960,000	909,287
3.875% 6/18/26	170,000	164,430
Qualcomm, Inc. 2.9% 5/20/24	1,020,000	1,005,992
		11,998,957
Software - 0.7%
Fortinet, Inc. 1% 3/15/26	210,000	185,309
Microsoft Corp.:
2.125% 11/15/22	220,000	219,588
2.375% 5/1/23	590,000	586,114
2.7% 2/12/25	2,120,000	2,084,734
2.875% 2/6/24	1,630,000	1,613,119
3.125% 11/3/25	620,000	609,976
3.3% 2/6/27	310,000	304,663
3.625% 12/15/23	2,000,000	2,004,595
Oracle Corp.:
1.65% 3/25/26	1,956,000	1,763,864
2.5% 4/1/25	1,700,000	1,613,791
2.65% 7/15/26	840,000	774,571
2.8% 4/1/27	100,000	91,541
Roper Technologies, Inc.:
1% 9/15/25	518,000	469,750
3.65% 9/15/23	360,000	358,524
3.8% 12/15/26	280,000	274,096
VMware, Inc.:
0.6% 8/15/23	620,000	599,475
1.4% 8/15/26	1,177,000	1,037,716
4.5% 5/15/25	100,000	99,902
		14,691,328
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,003,880
0.7% 2/8/26	1,100,000	993,912
1.125% 5/11/25	1,500,000	1,401,659
1.8% 9/11/24	2,870,000	2,776,094
2.45% 8/4/26	100,000	95,094
2.5% 2/9/25	1,100,000	1,071,088
2.75% 1/13/25	600,000	588,543
3% 6/20/27	640,000	621,170
3.25% 2/23/26	1,530,000	1,503,342
3.45% 5/6/24	100,000	99,834
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,310,000	1,330,801
HP, Inc. 1.45% 6/17/26	1,000,000	893,508
		12,378,925

TOTAL INFORMATION TECHNOLOGY		62,530,195

MATERIALS - 0.5%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 6.165% 7/15/27	1,380,000	1,381,433
DuPont de Nemours, Inc. 4.205% 11/15/23	4,052,000	4,061,849
Eastman Chemical Co. 3.8% 3/15/25	160,000	157,566
LYB International Finance III LLC 1.25% 10/1/25	800,000	721,610
PPG Industries, Inc. 1.2% 3/15/26	330,000	296,603
Sherwin-Williams Co. 3.125% 6/1/24	1,090,000	1,074,774
The Mosaic Co.:
3.25% 11/15/22	200,000	199,935
4.25% 11/15/23	380,000	380,362
		8,274,132
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 0.65% 7/15/23	250,000	242,555
Containers & Packaging - 0.1%
Berry Global, Inc.:
0.95% 2/15/24	800,000	757,484
1.57% 1/15/26	280,000	250,170
1.65% 1/15/27	120,000	103,140
WRKCo, Inc.:
3% 9/15/24	190,000	184,880
4.65% 3/15/26	340,000	341,279
		1,636,953
Metals & Mining - 0.1%
Nucor Corp.:
2% 6/1/25	240,000	226,343
3.95% 5/23/25	440,000	436,815
Southern Copper Corp. 3.875% 4/23/25	240,000	234,150
Vale Overseas Ltd. 6.25% 8/10/26	640,000	670,240
		1,567,548

TOTAL MATERIALS		11,721,188

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	520,000	511,789
American Tower Corp.:
1.3% 9/15/25	677,000	614,046
1.6% 4/15/26	880,000	789,060
3.375% 5/15/24	763,000	753,442
3.65% 3/15/27	690,000	656,434
4.4% 2/15/26	290,000	288,012
AvalonBay Communities, Inc.:
2.95% 5/11/26	430,000	409,495
3.45% 6/1/25	620,000	608,503
Boston Properties, Inc.:
2.75% 10/1/26	640,000	595,853
3.65% 2/1/26	320,000	310,966
3.8% 2/1/24	520,000	516,269
Crown Castle International Corp.:
1.05% 7/15/26	250,000	218,963
1.35% 7/15/25	439,000	402,276
2.9% 3/15/27	560,000	518,816
3.7% 6/15/26	480,000	465,002
4.45% 2/15/26	260,000	258,695
EPR Properties 4.5% 6/1/27	400,000	363,111
Equinix, Inc. 1.45% 5/15/26	491,000	439,187
Federal Realty Investment Trust 1.25% 2/15/26	290,000	260,863
Healthcare Trust of America Holdings LP 3.5% 8/1/26	240,000	228,917
Healthpeak Properties, Inc. 1.35% 2/1/27	540,000	473,511
Kilroy Realty LP 4.375% 10/1/25	300,000	296,025
Kimco Realty Corp. 3.3% 2/1/25	1,630,000	1,592,036
National Retail Properties, Inc. 4% 11/15/25	240,000	235,524
Office Properties Income Trust 4.5% 2/1/25	730,000	682,911
Omega Healthcare Investors, Inc. 5.25% 1/15/26	500,000	495,724
Realty Income Corp.:
4.6% 2/6/24	450,000	453,303
4.625% 11/1/25	1,380,000	1,396,730
Simon Property Group LP:
2% 9/13/24	970,000	935,139
3.25% 11/30/26	380,000	364,643
3.3% 1/15/26	800,000	775,895
3.375% 6/15/27	100,000	95,841
3.5% 9/1/25	360,000	354,925
SITE Centers Corp. 3.625% 2/1/25	320,000	307,975
Ventas Realty LP:
3.5% 4/15/24	100,000	98,656
3.5% 2/1/25	931,000	908,658
4.125% 1/15/26	120,000	117,705
VICI Properties LP 4.75% 2/15/28	550,000	527,784
Vornado Realty LP 2.15% 6/1/26	400,000	352,056
Welltower, Inc.:
3.625% 3/15/24	1,080,000	1,071,134
4% 6/1/25	320,000	315,948
4.25% 4/1/26	140,000	138,902
WP Carey, Inc. 4% 2/1/25	570,000	564,412
		21,765,136
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	250,000	251,656
Essex Portfolio LP 3.5% 4/1/25	630,000	616,946
Mid-America Apartments LP 4% 11/15/25	480,000	470,191
		1,338,793

TOTAL REAL ESTATE		23,103,929

UTILITIES - 1.8%
Electric Utilities - 1.1%
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	172,907
American Electric Power Co., Inc.:
0.75% 11/1/23	880,000	846,478
1% 11/1/25	260,000	232,950
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	210,847
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	89,700
2.5% 1/15/23	100,000	99,663
3.2% 3/15/27	230,000	221,624
DTE Electric Co. 3.65% 3/15/24	360,000	359,064
Duke Energy Carolinas LLC 2.95% 12/1/26	240,000	230,854
Duke Energy Corp.:
0.9% 9/15/25	100,000	90,778
2.65% 9/1/26	340,000	317,811
3.75% 4/15/24	1,100,000	1,094,763
3.95% 10/15/23	1,460,000	1,460,076
Duke Energy Florida LLC 3.2% 1/15/27	260,000	251,856
Edison International 5.75% 6/15/27	280,000	283,707
Entergy Corp. 0.9% 9/15/25	1,100,000	987,579
Entergy Louisiana LLC 2.4% 10/1/26	490,000	453,938
Eversource Energy:
2.9% 10/1/24	780,000	759,644
2.9% 3/1/27	160,000	150,065
3.8% 12/1/23	480,000	477,896
Exelon Corp.:
2.75% 3/15/27 (a)	600,000	560,546
3.4% 4/15/26	100,000	97,017
3.95% 6/15/25	630,000	623,923
FirstEnergy Corp. 2.05% 3/1/25	340,000	316,504
Florida Power & Light Co.:
2.85% 4/1/25	389,000	380,691
3.125% 12/1/25	530,000	522,639
Fortis, Inc. 3.055% 10/4/26	460,000	430,468
Georgia Power Co. 2.1% 7/30/23	910,000	893,836
Interstate Power and Light Co. 3.25% 12/1/24	200,000	196,264
NextEra Energy Capital Holdings, Inc.:
0.65% 3/1/23	770,000	756,253
1.875% 1/15/27	430,000	385,771
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	305,572
2.75% 6/1/24	770,000	755,837
Pacific Gas & Electric Co.:
2.95% 3/1/26	100,000	90,894
3.15% 1/1/26	1,470,000	1,362,882
3.45% 7/1/25	240,000	228,773
3.5% 6/15/25	240,000	228,797
4.25% 8/1/23	930,000	925,677
4.95% 6/8/25	140,000	139,270
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	127,708
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	255,983
Public Service Electric & Gas Co.:
0.95% 3/15/26	180,000	161,919
2.25% 9/15/26	260,000	242,647
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,654,242
Southern Co.:
2.95% 7/1/23	1,620,000	1,608,005
3.25% 7/1/26	1,890,000	1,805,326
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	298,465
Union Electric Co. 2.95% 6/15/27	170,000	161,072
Virginia Electric & Power Co.:
2.95% 11/15/26	420,000	400,894
3.15% 1/15/26	360,000	349,436
Xcel Energy, Inc.:
1.75% 3/15/27	590,000	529,773
3.3% 6/1/25	100,000	97,651
		25,686,935
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	2,927,148
ONE Gas, Inc.:
0.85% 3/11/23	540,000	531,773
1.1% 3/11/24	170,000	163,550
Southern California Gas Co.:
2.6% 6/15/26	510,000	481,361
3.15% 9/15/24	230,000	227,705
		4,331,537
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 3.55% 6/15/26	390,000	373,604
Exelon Generation Co. LLC 3.25% 6/1/25	1,280,000	1,242,201
Southern Power Co. 4.15% 12/1/25	380,000	377,324
The AES Corp. 1.375% 1/15/26	330,000	292,777
		2,285,906
Multi-Utilities - 0.4%
Ameren Corp. 2.5% 9/15/24	400,000	385,654
Berkshire Hathaway Energy Co. 4.05% 4/15/25	1,000,000	1,001,330
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	333,705
Dominion Energy, Inc. 1.45% 4/15/26	1,900,000	1,728,450
DTE Energy Co.:
1.05% 6/1/25	920,000	841,902
2.85% 10/1/26	100,000	93,910
NiSource, Inc. 0.95% 8/15/25	1,343,000	1,221,603
Public Service Enterprise Group, Inc.:
2.65% 11/15/22	96,000	95,878
2.875% 6/15/24	1,300,000	1,267,945
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	263,812
Sempra Energy 3.25% 6/15/27	1,150,000	1,088,136
WEC Energy Group, Inc. 0.8% 3/15/24	710,000	676,063
		8,998,388

TOTAL UTILITIES		41,302,766

TOTAL NONCONVERTIBLE BONDS
(Cost $743,243,208)		701,453,469

U.S. Government and Government Agency Obligations - 65.8%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 8/25/25	$1,805,000	$1,646,423
0.5% 6/17/25	5,180,000	4,761,697
0.625% 4/22/25	534,000	494,448
1.625% 10/15/24	800,000	769,333
1.75% 7/2/24	860,000	834,367
2.375% 1/19/23	380,000	378,646
Federal Home Loan Bank:
0.375% 9/4/25	460,000	419,175
0.5% 4/14/25	695,000	642,631
1.5% 8/15/24	125,000	120,534
Freddie Mac:
0.125% 10/16/23	2,000,000	1,925,780
0.25% 8/24/23	3,000,000	2,903,023
0.25% 12/4/23	4,375,000	4,197,102
0.375% 7/21/25	1,600,000	1,463,588
0.375% 9/23/25	1,156,000	1,052,919
1.5% 2/12/25	1,590,000	1,516,689
2.75% 6/19/23	195,000	193,709
Tennessee Valley Authority 0.75% 5/15/25	240,000	222,316

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		23,542,380

U.S. Treasury Obligations - 64.8%
U.S. Treasury Notes:
0.125% 12/31/22	5,000	4,952
0.125% 6/30/23	6,000	5,838
0.125% 7/31/23	16,000	15,520
0.125% 8/15/23	15,000	14,529
0.125% 2/15/24	13,604,000	12,960,999
0.25% 3/15/24	28,532,000	27,156,669
0.25% 5/15/24	2,574,000	2,437,457
0.25% 6/15/24	13,928,000	13,153,799
0.25% 9/30/25	19,000	17,217
0.375% 10/31/23	100,000	96,508
0.375% 4/15/24	19,856,000	18,883,366
0.375% 7/15/24	45,554,000	43,027,177
0.375% 8/15/24	27,636,000	26,030,737
0.375% 9/15/24	21,390,000	20,093,231
0.375% 11/30/25	120,279,000	108,814,908
0.375% 12/31/25	22,154,000	19,996,581
0.375% 1/31/26	58,387,000	52,559,704
0.5% 11/30/23	16,000	15,424
0.5% 2/28/26	182,381,000	164,556,105
0.5% 5/31/27	13,010,000	11,386,291
0.5% 6/30/27	42,780,000	37,360,643
0.625% 10/15/24	29,400,000	27,698,016
0.75% 12/31/23	66,489,000	64,141,107
0.75% 11/15/24	16,170,000	15,235,803
0.75% 3/31/26	14,241,000	12,939,840
0.75% 4/30/26	91,101,000	82,635,012
0.75% 5/31/26	22,470,000	20,339,739
0.75% 8/31/26	76,902,000	69,217,808
0.875% 1/31/24	83,880,000	80,849,180
0.875% 6/30/26	37,323,000	33,888,118
1% 12/15/24	19,540,000	18,480,566
1.125% 1/15/25	3,465,000	3,279,568
1.125% 2/28/25	9,000	8,496
1.125% 10/31/26	26,274,000	23,940,130
1.25% 8/31/24	12,300,000	11,779,652
1.25% 12/31/26	36,690,000	33,526,921
1.375% 2/15/23	2,000	1,983
1.5% 2/29/24	1,590,000	1,544,412
1.5% 9/30/24	12,190,000	11,712,876
1.5% 10/31/24	3,607,000	3,460,466
1.5% 11/30/24	2,715,000	2,599,825
1.5% 1/31/27	21,024,000	19,399,568
1.75% 6/30/24	63,654,000	61,719,515
1.75% 7/31/24	2,916,000	2,824,305
1.75% 12/31/24	402,000	386,627
1.75% 3/15/25	29,930,000	28,669,666
1.875% 8/31/24	11,760,000	11,402,606
2% 10/31/22	2,000	1,998
2% 11/30/22	2,000	1,996
2% 5/31/24	875,000	853,364
2.125% 2/29/24	2,848,000	2,792,264
2.125% 3/31/24	1,509,000	1,477,936
2.25% 1/31/24	237,000	232,973
2.25% 3/31/24	30,330,000	29,748,280
2.5% 4/30/24	20,240,000	19,919,006
2.5% 5/31/24	79,650,000	78,333,908
2.5% 3/31/27	25,440,000	24,495,937
2.625% 5/31/27	24,980,000	24,193,520
2.75% 2/15/24	1,643,000	1,625,992
2.75% 4/30/27	42,130,000	41,005,985
2.75% 7/31/27	34,600,000	33,672,828
3% 6/30/24	28,260,000	28,014,933
3% 7/31/24 (d)	9,770,000	9,684,513

TOTAL U.S. TREASURY OBLIGATIONS		1,496,324,893

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,591,116,435)		1,519,867,273

Foreign Government and Government Agency Obligations - 1.0%
Alberta Province 2.95% 1/23/24	$2,900,000	$2,869,260
British Columbia Province 2.25% 6/2/26	800,000	759,824
Canadian Government 2% 11/15/22	200,000	199,591
Chilean Republic 3.125% 3/27/25	320,000	310,160
Export Development Canada:
2.625% 2/21/24	200,000	197,064
2.75% 3/15/23	150,000	149,418
Hungarian Republic:
5.375% 2/21/23	2,140,000	2,147,089
5.75% 11/22/23	110,000	111,464
Italian Republic:
1.25% 2/17/26	910,000	794,570
2.375% 10/17/24	860,000	816,604
6.875% 9/27/23	770,000	786,301
Korean Republic:
3.875% 9/11/23	1,000,000	1,002,558
5.625% 11/3/25	120,000	125,592
Manitoba Province 2.6% 4/16/24	720,000	707,191
Ontario Province:
0.625% 1/21/26	900,000	810,834
2.5% 4/27/26	2,690,000	2,571,613
3.05% 1/29/24	910,000	901,710
3.4% 10/17/23	90,000	89,750
Panamanian Republic:
3.75% 3/16/25	200,000	197,663
4% 9/22/24	810,000	807,114
Peruvian Republic:
2.392% 1/23/26	110,000	102,802
7.35% 7/21/25	590,000	633,623
Philippine Republic:
4.2% 1/21/24	1,300,000	1,303,393
10.625% 3/16/25	540,000	627,809
Polish Government 4% 1/22/24	730,000	728,084
Quebec Province:
2.5% 4/9/24	690,000	677,138
2.5% 4/20/26	1,250,000	1,197,275
United Mexican States:
3.6% 1/30/25	1,000,000	995,500
4.125% 1/21/26	750,000	748,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,822,316)		23,369,119

Supranational Obligations - 2.2%
African Development Bank:
0.875% 7/22/26	1,200,000	1,082,666
3% 9/20/23	240,000	238,437
Asian Development Bank:
0.375% 9/3/25	3,275,000	2,975,494
0.5% 2/4/26	1,500,000	1,350,349
1.5% 10/18/24	300,000	287,479
1.75% 9/13/22	57,000	56,979
2.625% 1/30/24	650,000	641,726
Asian Infrastructure Investment Bank:
0.25% 9/29/23	1,000,000	964,067
0.5% 10/30/24	3,000,000	2,799,929
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	926,170
3.75% 11/23/23	190,000	189,048
Council of Europe Development Bank 1.375% 2/27/25	910,000	862,234
European Investment Bank:
1.375% 5/15/23	1,330,000	1,310,143
2.25% 6/24/24	8,478,000	8,288,394
2.5% 10/15/24	2,050,000	2,007,194
2.875% 8/15/23	800,000	794,724
3.125% 12/14/23	530,000	527,191
Inter-American Development Bank:
0.5% 5/24/23	2,000,000	1,955,800
0.625% 7/15/25	750,000	689,070
0.875% 4/20/26	3,000,000	2,726,025
1.5% 1/13/27	3,500,000	3,218,418
2.5% 1/18/23	590,000	588,324
2.625% 1/16/24	400,000	394,881
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,734,935
0.5% 10/28/25	3,881,000	3,523,943
1.5% 8/28/24	850,000	816,785
1.625% 1/15/25	3,187,000	3,044,729
2.25% 3/28/24	1,000,000	979,947
2.5% 3/19/24	250,000	246,015
3% 9/27/23	490,000	486,565
7.625% 1/19/23	830,000	843,247
International Finance Corp.:
0.375% 7/16/25	490,000	447,693
1.375% 10/16/24	1,706,000	1,631,352
2% 10/24/22	90,000	89,878
2.875% 7/31/23	300,000	297,836
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $53,311,711)		50,017,667

Bank Notes - 0.2%
Citizens Bank NA 2.25% 4/28/25	945,000	895,394
Fifth Third Bank, Cincinnati 3.85% 3/15/26	420,000	408,340
PNC Bank NA 4.2% 11/1/25	560,000	556,298
Truist Bank:
2.636% 9/17/29 (b)	$1,270,000	$1,204,660
3% 2/2/23	100,000	99,719
3.689% 8/2/24 (b)	1,510,000	1,503,286
TOTAL BANK NOTES
(Cost $4,903,455)		4,667,697
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.33% (e)	24,532,450	$24,537,356
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	7,931,432	7,932,225
TOTAL MONEY MARKET FUNDS
(Cost $32,469,581)		32,469,581
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,449,866,706)		2,331,844,806
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(20,966,935)
NET ASSETS - 100%		$2,310,877,871

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,230,714 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$34,695,219	$740,251,049	$750,408,912	$65,513	$--	$--	$24,537,356	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	25,994,659	834,027,078	852,089,512	98,170	--	--	7,932,225	0.0%
Total	$60,689,878	$1,574,278,127	$1,602,498,424	$163,683	$--	$--	$32,469,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$701,453,469	$--	$701,453,469	$--
U.S. Government and Government Agency Obligations	1,519,867,273	--	1,519,867,273	--
Foreign Government and Government Agency Obligations	23,369,119	--	23,369,119	--
Supranational Obligations	50,017,667	--	50,017,667	--
Bank Notes	4,667,697	--	4,667,697	--
Money Market Funds	32,469,581	32,469,581	--	--
Total Investments in Securities:	$2,331,844,806	$32,469,581	$2,299,375,225	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $7,749,979) — See accompanying schedule: Unaffiliated issuers (cost $2,417,397,125)	$2,299,375,225
Fidelity Central Funds (cost $32,469,581)	32,469,581
Total Investment in Securities (cost $2,449,866,706)		$2,331,844,806
Receivable for investments sold		95,004,390
Receivable for fund shares sold		1,947,877
Interest receivable		9,684,056
Distributions receivable from Fidelity Central Funds		39,920
Total assets		2,438,521,049
Liabilities
Payable for investments purchased	$117,186,531
Payable for fund shares redeemed	1,928,709
Distributions payable	537,825
Accrued management fee	57,888
Collateral on securities loaned	7,932,225
Total liabilities		127,643,178
Net Assets		$2,310,877,871
Net Assets consist of:
Paid in capital		$2,459,038,635
Total accumulated earnings (loss)		(148,160,764)
Net Assets		$2,310,877,871
Net Asset Value, offering price and redemption price per share ($2,310,877,871 ÷ 241,210,335 shares)		$9.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$25,566,150
Income from Fidelity Central Funds (including $98,170 from security lending)		163,683
Total income		25,729,833
Expenses
Management fee	$683,800
Independent trustees' fees and expenses	7,216
Total expenses before reductions	691,016
Expense reductions	(275)
Total expenses after reductions		690,741
Net investment income (loss)		25,039,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(35,873,613)
Total net realized gain (loss)		(35,873,613)
Change in net unrealized appreciation (depreciation) on investment securities		(128,098,793)
Net gain (loss)		(163,972,406)
Net increase (decrease) in net assets resulting from operations		$(138,933,314)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,039,092	$14,064,119
Net realized gain (loss)	(35,873,613)	5,012,982
Change in net unrealized appreciation (depreciation)	(128,098,793)	(15,132,163)
Net increase (decrease) in net assets resulting from operations	(138,933,314)	3,944,938
Distributions to shareholders	(23,456,255)	(19,629,729)
Share transactions
Proceeds from sales of shares	1,348,248,841	1,404,005,335
Reinvestment of distributions	18,585,265	15,955,998
Cost of shares redeemed	(942,969,160)	(541,637,559)
Net increase (decrease) in net assets resulting from share transactions	423,864,946	878,323,774
Total increase (decrease) in net assets	261,475,377	862,638,983
Net Assets
Beginning of period	2,049,402,494	1,186,763,511
End of period	$2,310,877,871	$2,049,402,494
Other Information
Shares
Sold	135,215,014	136,202,928
Issued in reinvestment of distributions	1,875,139	1,546,558
Redeemed	(95,204,564)	(52,561,145)
Net increase (decrease)	41,885,589	85,188,341

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Index Fund

Years ended August 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.28	$10.40	$10.15	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.109	.090	.184	.261	.201
Net realized and unrealized gain (loss)	(.706)	(.071)	.278	.318	(.233)
Total from investment operations	(.597)	.019	.462	.579	(.032)
Distributions from net investment income	(.085)	(.090)	(.186)	(.239)	(.158)
Distributions from net realized gain	(.018)	(.049)	(.026)	–	–
Total distributions	(.103)	(.139)	(.212)	(.239)	(.158)
Net asset value, end of period	$9.58	$10.28	$10.40	$10.15	$9.81
Total ReturnD,E	(5.84)%	.19%	4.61%	5.98%	(.31)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.03%	.03%	.03%	.03%	.03%H
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%H
Expenses net of all reductions	.03%	.03%	.03%	.03%	.03%H
Net investment income (loss)	1.10%	.87%	1.80%	2.66%	2.36%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,310,878	$2,049,402	$1,186,764	$492,347	$3,751
Portfolio turnover rateI	92%	44%	62%	83%	102%H

 A For the period October 18, 2017 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$291,950
Gross unrealized depreciation	(114,897,689)
Net unrealized appreciation (depreciation)	$(114,605,739)
Tax Cost	$2,446,450,545

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$–
Undistributed ordinary income	$151,575
Net unrealized appreciation (depreciation) on securities and other investments	$(114,605,739)

The Fund intends to elect to defer to its next fiscal year $33,706,600 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$19,658,921	$ 17,291,060
Long-term Capital Gains	3,797,334	2,338,669
Total	$23,456,255	$ 19,629,729

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	323,143,354	164,691,262

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Bond Index Fund	$10,537	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $275.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Short-Term Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from October 18, 2017 (commencement of operations) through August 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from October 18, 2017 (commencement of operations) through August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Short-Term Bond Index Fund	.03%
Actual		$1,000.00	$966.60	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2022, $767,193, or, if subsequently determined to be different, the net capital gain of such year.

A total of 58.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $11,943,791 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $13,300,115 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

SDX-I-ANN-1022
1.9884849.104

Fidelity® Sustainability Bond Index Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity® Sustainability Bond Index Fund	(11.40)%	0.95%

 A From June 19, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainability Bond Index Fund on June 19, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index performed over the same period.

12,000
11,750
11,500
11,250
11,000
10,750
10,500
10,250
10,000
$9,900
2018
2019
2020
2021
2022

Period Ending Values
$10,407	Fidelity® Sustainability Bond Index Fund
$10,466	Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:   For the fiscal year, the fund returned -11.40%, roughly in line with the -11.34% return of the benchmark, the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 10,300) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. Returns for all major categories of U.S. bonds were solidly negative for the year. Bond yields rose and prices fell as the U.S. Federal Reserve aggressively tightened monetary policy with interest rate hikes. The central bank raised the federal funds rate from zero at the start of the reporting period to a range of 2.25% to 2.50% by period end. Government bonds, including U.S. Treasuries, agency debentures and government agency-backed mortgage securities, outpaced riskier segments, like corporate-backed credit. Longer-term bonds suffered steeper declines than their shorter-term counterparts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	71.6%
AAA	2.2%
AA	1.5%
A	11.9%
BBB	12.6%
BB and Below	0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	71.6%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.5%
Other Investments	2.5%

* Foreign investments - 7.0%

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	$100,000	$85,905
2.75% 6/1/31	150,000	128,516
3.5% 9/15/53	321,000	236,646
3.55% 9/15/55	254,000	185,977
3.65% 9/15/59	125,000	90,609
3.85% 6/1/60	115,000	87,232
4.65% 6/1/44	20,000	17,940
5.15% 3/15/42	60,000	58,315
Bell Canada 3.65% 8/15/52	50,000	39,594
British Telecommunications PLC 9.625% 12/15/30 (a)	55,000	67,782
Orange SA 5.5% 2/6/44	60,000	62,836
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	145,502
7.045% 6/20/36	106,000	115,874
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	121,471
1.5% 9/18/30	400,000	318,565
2.355% 3/15/32	201,000	164,902
2.85% 9/3/41	50,000	37,072
2.987% 10/30/56	123,000	82,680
3.55% 3/22/51	140,000	110,025
4% 3/22/50	38,000	32,335
4.016% 12/3/29	200,000	191,888
4.75% 11/1/41	189,000	178,858
		2,560,524
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	43,192
2.65% 1/13/31	50,000	44,076
3.6% 1/13/51	20,000	16,749
3.8% 3/22/30	80,000	77,332
4.7% 3/23/50	20,000	20,001
6.2% 12/15/34	225,000	254,828
		456,178
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	45,689
1.1% 8/15/30	60,000	48,870
2.05% 8/15/50	60,000	39,540
Baidu, Inc. 4.125% 6/30/25	200,000	196,870
		330,969
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.9% 6/1/52	220,000	149,062
4.4% 4/1/33	125,000	110,502
Comcast Corp.:
1.5% 2/15/31	300,000	240,936
1.95% 1/15/31	180,000	149,422
2.45% 8/15/52	100,000	64,804
2.65% 2/1/30	100,000	88,414
2.937% 11/1/56	190,000	128,728
2.987% 11/1/63	95,000	63,522
3.4% 4/1/30	30,000	28,007
3.45% 2/1/50	100,000	78,847
3.75% 4/1/40	10,000	8,679
4.65% 7/15/42	50,000	47,083
4.95% 10/15/58	50,000	48,989
Discovery Communications LLC:
3.625% 5/15/30	69,000	60,452
4% 9/15/55	60,000	39,750
4.65% 5/15/50	70,000	53,179
5.3% 5/15/49	20,000	16,579
Fox Corp. 4.709% 1/25/29	210,000	207,827
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	64,343
Magallanes, Inc.:
3.755% 3/15/27 (b)	50,000	46,704
4.279% 3/15/32 (b)	73,000	63,607
5.141% 3/15/52 (b)	68,000	54,427
5.391% 3/15/62 (b)	125,000	100,338
Paramount Global:
4.2% 5/19/32	60,000	52,794
4.95% 1/15/31	100,000	94,649
4.95% 5/19/50	90,000	73,474
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	49,792
		2,184,910
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
4.3% 2/15/48	100,000	82,918
4.55% 3/15/52 (b)	90,000	79,000
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	530,000	517,540
3.6% 11/15/60	75,000	53,979
3.875% 4/15/30	230,000	212,572
4.5% 4/15/50	62,000	54,102
Vodafone Group PLC:
4.125% 5/30/25	120,000	119,569
4.375% 5/30/28	25,000	24,709
5% 5/30/38	43,000	40,771
5.125% 6/19/59	60,000	55,479
5.25% 5/30/48	20,000	18,461
6.15% 2/27/37	50,000	52,401
		1,311,501

TOTAL COMMUNICATION SERVICES		6,844,082

CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Lear Corp. 3.5% 5/30/30	50,000	43,513
Automobiles - 0.4%
American Honda Finance Corp. 1.2% 7/8/25	360,000	333,441
General Motors Co. 5.2% 4/1/45	120,000	100,953
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	488,961
2.7% 8/20/27	145,000	128,903
5.65% 1/17/29	80,000	79,848
Toyota Motor Corp. 2.358% 7/2/24	60,000	58,561
		1,190,667
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	52,483
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 3.8% 2/15/28	100,000	93,012
Marriott International, Inc. 3.5% 10/15/32	80,000	68,443
McDonald's Corp.:
3.3% 7/1/25	11,000	10,813
3.5% 7/1/27	20,000	19,415
3.6% 7/1/30	165,000	156,441
3.7% 1/30/26	155,000	153,490
4.2% 4/1/50	18,000	15,934
4.45% 9/1/48	64,000	58,898
6.3% 3/1/38	60,000	68,089
Starbucks Corp.:
2% 3/12/27	170,000	154,918
2.55% 11/15/30	100,000	85,584
3.8% 8/15/25	50,000	49,787
4.5% 11/15/48	32,000	29,015
		963,839
Internet & Direct Marketing Retail - 0.6%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	200,000	166,422
3.4% 12/6/27	285,000	269,106
Amazon.com, Inc.:
1% 5/12/26	193,000	174,750
2.1% 5/12/31	193,000	166,043
2.875% 5/12/41	115,000	91,747
3.1% 5/12/51	193,000	150,375
3.15% 8/22/27	240,000	231,741
3.6% 4/13/32	200,000	191,711
4.25% 8/22/57	50,000	46,920
eBay, Inc.:
1.4% 5/10/26	118,000	106,393
2.7% 3/11/30	50,000	43,109
		1,638,317
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	65,000	59,534
Multiline Retail - 0.1%
Dollar Tree, Inc. 4.2% 5/15/28	50,000	48,709
Target Corp.:
3.9% 11/15/47	25,000	22,226
4% 7/1/42	50,000	45,893
		116,828
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	50,000	46,802
AutoZone, Inc. 3.75% 6/1/27	50,000	48,817
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	80,152
3% 10/15/50	60,000	41,131
3.1% 5/3/27	34,000	32,273
4.05% 5/3/47	62,000	51,705
4.45% 4/1/62	50,000	42,225
4.5% 4/15/30	50,000	49,272
5.125% 4/15/50	20,000	19,409
The Home Depot, Inc.:
2.375% 3/15/51	113,000	74,206
2.95% 6/15/29	280,000	261,404
3.3% 4/15/40	150,000	125,522
4.2% 4/1/43	50,000	45,861
4.5% 12/6/48	70,000	68,146
TJX Companies, Inc. 1.6% 5/15/31	125,000	100,580
		1,087,505
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	12,580
2.85% 3/27/30	20,000	18,377
3.25% 3/27/40	55,000	46,624
3.375% 3/27/50	20,000	16,652
		94,233

TOTAL CONSUMER DISCRETIONARY		5,246,919

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	69,983
4.597% 5/25/28	110,000	110,349
PepsiCo, Inc.:
1.4% 2/25/31	200,000	163,279
1.625% 5/1/30	83,000	70,026
2.375% 10/6/26	220,000	208,632
3.6% 8/13/42	105,000	92,918
The Coca-Cola Co.:
1.45% 6/1/27	20,000	18,064
1.65% 6/1/30	10,000	8,441
2.25% 1/5/32	205,000	178,285
2.5% 6/1/40	10,000	7,715
2.6% 6/1/50	10,000	7,279
2.75% 6/1/60	10,000	7,125
3.45% 3/25/30	60,000	57,754
4.2% 3/25/50	50,000	48,258
		1,048,108
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	331,851
Kroger Co.:
1.7% 1/15/31	100,000	79,668
4.65% 1/15/48	30,000	27,864
5% 4/15/42	50,000	47,941
Sysco Corp.:
3.3% 2/15/50	50,000	36,820
4.5% 4/1/46	50,000	44,527
5.95% 4/1/30	53,000	57,008
Walgreens Boots Alliance, Inc. 3.2% 4/15/30	135,000	120,293
Walmart, Inc.:
2.5% 9/22/41	150,000	115,900
3.3% 4/22/24	120,000	119,452
4.05% 6/29/48	130,000	124,667
		1,105,991
Food Products - 0.3%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	67,796
Campbell Soup Co.:
3.65% 3/15/23	8,000	7,992
3.95% 3/15/25	100,000	99,104
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	29,987
4.85% 11/1/28	55,000	54,423
5.4% 11/1/48	22,000	20,989
7% 10/1/28	50,000	54,017
General Mills, Inc.:
2.6% 10/12/22	50,000	49,979
2.875% 4/15/30	13,000	11,614
3% 2/1/51	50,000	36,489
4.2% 4/17/28	60,000	59,673
Kellogg Co. 4.3% 5/15/28	50,000	49,435
Kraft Heinz Foods Co. 5.5% 6/1/50	195,000	193,383
Mondelez International, Inc. 2.625% 9/4/50	50,000	33,576
Tyson Foods, Inc.:
4% 3/1/26	40,000	39,546
4.875% 8/15/34	55,000	54,943
5.1% 9/28/48	40,000	39,553
Unilever Capital Corp. 1.75% 8/12/31	135,000	110,635
		1,013,134
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	46,394
2.875% 2/7/50	55,000	41,120
3.1% 3/26/30	7,000	6,505
Procter & Gamble Co.:
3% 3/25/30	36,000	33,879
3.6% 3/25/50	180,000	165,423
		293,321
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	75,000	63,178

TOTAL CONSUMER STAPLES		3,523,732

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	140,305
Halliburton Co.:
2.92% 3/1/30	80,000	70,700
5% 11/15/45	86,000	78,340
		289,345
Oil, Gas & Consumable Fuels - 0.9%
Enbridge Energy Partners LP 7.5% 4/15/38	50,000	57,707
Enbridge, Inc. 3.4% 8/1/51	80,000	59,679
Energy Transfer LP 4.95% 5/15/28	55,000	53,770
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	185,441
7.55% 4/15/38	55,000	64,732
Magellan Midstream Partners LP 4.85% 2/1/49	50,000	44,594
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	77,412
MPLX LP:
4.5% 4/15/38	48,000	42,429
4.875% 12/1/24	152,000	153,373
4.9% 4/15/58	50,000	41,867
5.5% 2/15/49	50,000	47,604
ONEOK Partners LP 6.65% 10/1/36	50,000	51,298
ONEOK, Inc.:
6.35% 1/15/31	187,000	195,204
7.5% 9/1/23	119,000	122,013
Phillips 66 Co.:
4.65% 11/15/34	65,000	62,823
5.875% 5/1/42	54,000	57,793
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	159,444
Spectra Energy Partners LP 4.75% 3/15/24	215,000	216,114
Targa Resources Corp. 4.95% 4/15/52	60,000	51,736
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	25,087
4.3% 3/4/24	149,000	149,043
TransCanada PipeLines Ltd.:
4.1% 4/15/30	300,000	285,142
4.625% 3/1/34	50,000	47,662
5% 10/16/43	50,000	47,334
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	17,877
3.95% 5/15/50	50,000	41,438
4.45% 8/1/42	105,000	93,760
Valero Energy Corp.:
2.15% 9/15/27	125,000	111,841
3.4% 9/15/26	50,000	48,763
4% 4/1/29	155,000	147,423
		2,760,403

TOTAL ENERGY		3,049,748

FINANCIALS - 10.6%
Banks - 6.4%
Banco Santander SA:
0.701% 6/30/24 (c)	400,000	387,151
1.849% 3/25/26	200,000	177,941
Bank of America Corp.:
0.981% 9/25/25 (c)	600,000	557,111
1.734% 7/22/27 (c)	43,000	38,156
2.087% 6/14/29 (c)	310,000	263,553
2.651% 3/11/32 (c)	80,000	66,327
2.676% 6/19/41 (c)	235,000	168,268
2.687% 4/22/32 (c)	43,000	35,647
2.831% 10/24/51 (c)	50,000	33,931
3.004% 12/20/23 (c)	200,000	199,261
3.458% 3/15/25 (c)	120,000	118,029
3.55% 3/5/24 (c)	250,000	248,989
3.846% 3/8/37 (c)	180,000	154,807
3.974% 2/7/30 (c)	35,000	32,840
4.083% 3/20/51 (c)	130,000	111,459
4.183% 11/25/27	95,000	92,624
4.271% 7/23/29 (c)	60,000	57,386
4.33% 3/15/50 (c)	50,000	44,714
4.376% 4/27/28 (c)	100,000	97,471
4.75% 4/21/45	55,000	49,940
5.875% 2/7/42	135,000	146,488
Bank of Montreal:
3.088% 1/10/37 (c)	50,000	40,109
4.338% 10/5/28 (c)	170,000	169,251
Bank of Nova Scotia:
2.45% 2/2/32	60,000	49,746
4.5% 12/16/25	85,000	84,775
Barclays PLC:
2.852% 5/7/26 (c)	200,000	187,245
3.932% 5/7/25 (c)	200,000	195,508
4.338% 5/16/24 (c)	400,000	397,920
4.836% 5/9/28	215,000	202,813
BB&T Corp. 3.875% 3/19/29	80,000	75,839
Canadian Imperial Bank of Commerce 3.6% 4/7/32	64,000	58,456
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	190,000	176,332
2.976% 11/5/30 (c)	290,000	252,732
3.106% 4/8/26 (c)	110,000	105,658
3.2% 10/21/26	191,000	182,443
3.875% 3/26/25	430,000	425,379
4.125% 7/25/28	154,000	146,830
4.65% 7/30/45	42,000	38,528
4.65% 7/23/48	115,000	108,405
5.875% 1/30/42	65,000	68,893
6.625% 6/15/32	60,000	65,143
8.125% 7/15/39	85,000	110,989
Fifth Third Bancorp 3.95% 3/14/28	100,000	97,022
HSBC Holdings PLC:
2.804% 5/24/32 (c)	40,000	31,734
4.041% 3/13/28 (c)	211,000	198,501
4.292% 9/12/26 (c)	850,000	825,687
6.8% 6/1/38	100,000	106,527
7.625% 5/17/32	110,000	125,215
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	98,988
Huntington Bancshares, Inc. 2.55% 2/4/30	55,000	47,016
ING Groep NV 3.95% 3/29/27	260,000	249,966
Japan Bank International Cooperation 1.25% 1/21/31	262,000	215,953
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	1,200,000	1,154,017
0.969% 6/23/25 (c)	180,000	168,660
1.47% 9/22/27 (c)	170,000	148,873
2.069% 6/1/29 (c)	150,000	128,178
2.083% 4/22/26 (c)	20,000	18,703
2.525% 11/19/41 (c)	110,000	77,020
2.545% 11/8/32 (c)	180,000	148,001
2.956% 5/13/31 (c)	50,000	42,855
3.328% 4/22/52 (c)	80,000	60,379
3.559% 4/23/24 (c)	285,000	283,538
4.203% 7/23/29 (c)	30,000	28,762
4.323% 4/26/28 (c)	170,000	166,067
4.452% 12/5/29 (c)	185,000	178,221
4.493% 3/24/31 (c)	200,000	194,331
4.586% 4/26/33 (c)	170,000	163,693
4.912% 7/25/33 (c)	125,000	123,613
4.95% 6/1/45	92,000	88,149
6.4% 5/15/38	86,000	97,985
KeyCorp 4.1% 4/30/28	55,000	53,355
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	198,055
4.65% 3/24/26	221,000	215,629
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	200,000	176,194
2.048% 7/17/30	210,000	170,536
2.801% 7/18/24	200,000	194,635
3.455% 3/2/23	260,000	259,870
4.286% 7/26/38	73,000	68,180
Mizuho Financial Group, Inc. 2.226% 5/25/26 (c)	400,000	371,166
NatWest Group PLC:
3.875% 9/12/23	200,000	198,860
4.519% 6/25/24 (c)	600,000	596,655
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	38,081
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	85,000	80,477
1.15% 8/13/26	203,000	182,080
2.2% 11/1/24	80,000	77,348
Rabobank Nederland 5.25% 5/24/41	54,000	58,338
Rabobank Nederland New York Branch 0.375% 1/12/24	500,000	476,314
Royal Bank of Canada:
2.3% 11/3/31	55,000	45,684
2.55% 7/16/24	100,000	97,321
Santander Holdings U.S.A., Inc. 4.4% 7/13/27	73,000	70,281
Santander UK Group Holdings PLC 1.089% 3/15/25 (c)	200,000	187,111
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	183,806
2.142% 9/23/30	64,000	50,849
2.174% 1/14/27	270,000	243,317
2.348% 1/15/25	200,000	190,522
3.936% 10/16/23	120,000	119,855
SVB Financial Group 2.1% 5/15/28	67,000	56,738
The Toronto-Dominion Bank:
0.55% 3/4/24	400,000	380,417
3.2% 3/10/32	95,000	84,491
3.625% 9/15/31 (c)	75,000	71,436
Truist Financial Corp.:
1.2% 8/5/25	200,000	183,928
1.267% 3/2/27 (c)	53,000	47,568
U.S. Bancorp:
1.375% 7/22/30	380,000	303,630
3.9% 4/26/28	94,000	92,288
Wells Fargo & Co.:
4.54% 8/15/26 (c)	1,000,000	993,217
4.897% 7/25/33 (c)	425,000	418,184
Westpac Banking Corp.:
1.953% 11/20/28	50,000	43,506
2.894% 2/4/30 (c)	100,000	93,904
3.35% 3/8/27	115,000	110,915
4.11% 7/24/34 (c)	200,000	179,898
		19,157,380
Capital Markets - 2.0%
Bank of New York Mellon Corp.:
0.35% 12/7/23	370,000	356,687
1.8% 7/28/31	47,000	37,968
4.414% 7/24/26 (c)	200,000	200,889
BlackRock, Inc. 3.2% 3/15/27	150,000	147,565
Charles Schwab Corp.:
1.65% 3/11/31	50,000	40,214
2% 3/20/28	115,000	103,237
2.9% 3/3/32	55,000	48,483
CI Financial Corp. 3.2% 12/17/30	55,000	41,875
CME Group, Inc. 2.65% 3/15/32	90,000	79,051
Credit Suisse AG:
0.495% 2/2/24	400,000	376,844
3.625% 9/9/24	285,000	278,145
Deutsche Bank AG 4.1% 1/13/26	85,000	82,951
Deutsche Bank AG London Branch 3.7% 5/30/24	85,000	84,006
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	127,429
3.3% 11/16/22	100,000	99,830
3.7% 5/30/24	100,000	98,274
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	230,000	209,372
1.093% 12/9/26 (c)	100,000	89,028
1.948% 10/21/27 (c)	260,000	230,929
2.383% 7/21/32 (c)	100,000	80,948
2.615% 4/22/32 (c)	65,000	53,708
3.436% 2/24/43 (c)	85,000	66,976
3.691% 6/5/28 (c)	260,000	245,767
4.017% 10/31/38 (c)	75,000	65,375
4.411% 4/23/39 (c)	90,000	81,893
6.25% 2/1/41	75,000	83,969
6.75% 10/1/37	180,000	199,516
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	110,292
2.65% 9/15/40	225,000	165,817
3.75% 9/21/28	20,000	19,340
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.15% 1/23/30	60,000	53,936
4.85% 1/15/27	50,000	49,650
Moody's Corp.:
4.25% 2/1/29	110,000	108,356
4.875% 12/17/48	40,000	38,603
Morgan Stanley:
1.512% 7/20/27 (c)	70,000	61,985
1.593% 5/4/27 (c)	60,000	53,480
1.794% 2/13/32 (c)	195,000	153,038
2.239% 7/21/32 (c)	70,000	56,385
2.484% 9/16/36 (c)	55,000	42,338
2.699% 1/22/31 (c)	360,000	311,475
3.217% 4/22/42 (c)	175,000	136,525
3.625% 1/20/27	268,000	260,377
3.737% 4/24/24 (c)	200,000	199,121
5.297% 4/20/37 (c)	95,000	90,823
5.597% 3/24/51 (c)	50,000	54,207
NASDAQ, Inc. 1.65% 1/15/31	55,000	43,801
Nomura Holdings, Inc. 1.653% 7/14/26	215,000	189,186
Northern Trust Corp. 1.95% 5/1/30	50,000	42,208
S&P Global, Inc.:
2.3% 8/15/60	60,000	36,135
3.25% 12/1/49	50,000	39,325
4.75% 8/1/28 (b)	70,000	71,708
State Street Corp.:
1.684% 11/18/27 (c)	70,000	63,188
2.623% 2/7/33 (c)	60,000	51,128
		6,113,356
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	132,263
3.4% 10/29/33	150,000	117,474
3.5% 1/15/25	150,000	143,436
Ally Financial, Inc.:
3.05% 6/5/23	90,000	89,320
5.125% 9/30/24	250,000	253,154
5.8% 5/1/25	50,000	51,147
American Express Co.:
2.5% 7/30/24	124,000	120,602
3.4% 2/22/24	80,000	79,291
4.05% 12/3/42	70,000	63,724
Capital One Financial Corp.:
2.636% 3/3/26 (c)	80,000	75,817
3.273% 3/1/30 (c)	80,000	70,406
3.75% 7/28/26	85,000	81,884
3.8% 1/31/28	160,000	151,184
Discover Financial Services:
3.85% 11/21/22	141,000	141,140
4.5% 1/30/26	102,000	99,896
GE Capital International Funding Co. 4.418% 11/15/35	325,000	307,299
John Deere Capital Corp.:
3.35% 6/12/24	140,000	139,317
3.45% 3/7/29	60,000	57,812
Synchrony Financial:
4.25% 8/15/24	105,000	103,808
4.5% 7/23/25	68,000	66,553
Toyota Motor Credit Corp.:
2.15% 9/8/22	500,000	499,933
2.4% 1/13/32	70,000	59,859
3% 4/1/25	330,000	322,435
		3,227,754
Diversified Financial Services - 0.3%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	192,741
Brixmor Operating Partnership LP:
2.25% 4/1/28	50,000	42,238
4.05% 7/1/30	12,000	10,667
4.125% 5/15/29	9,000	8,284
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	28,856
2.6% 11/15/29	20,000	18,006
3.4% 11/15/49	20,000	16,169
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	98,352
5% 4/20/48	16,000	14,955
KfW:
0% 4/18/36	125,000	77,927
2.625% 2/28/24	230,000	226,884
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	29,825
National Rural Utilities Cooperative Finance Corp. 4.15% 12/15/32	100,000	96,700
Voya Financial, Inc. 3.65% 6/15/26	60,000	58,295
		919,899
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	39,857
3.05% 12/15/61	50,000	35,454
3.35% 5/3/26	144,000	140,857
Allstate Corp. 1.45% 12/15/30	230,000	182,783
American International Group, Inc.:
4.375% 6/30/50	50,000	44,902
4.5% 7/16/44	127,000	114,206
5.75% 4/1/48 (c)	60,000	56,846
Aon Corp. 4.5% 12/15/28	50,000	49,494
Aon PLC 4.75% 5/15/45	68,000	63,218
Arch Capital Finance LLC 4.011% 12/15/26	170,000	166,233
Athene Holding Ltd. 6.15% 4/3/30	65,000	65,575
Brown & Brown, Inc. 4.5% 3/15/29	65,000	63,370
Hartford Financial Services Group, Inc. 2.8% 8/19/29	135,000	119,528
Lincoln National Corp.:
3.8% 3/1/28	76,000	72,601
4.375% 6/15/50	80,000	67,737
Marsh & McLennan Companies, Inc.:
4.75% 3/15/39	55,000	53,552
4.9% 3/15/49	33,000	32,868
MetLife, Inc.:
4.125% 8/13/42	60,000	53,891
4.55% 3/23/30	200,000	201,684
Progressive Corp.:
3% 3/15/32	65,000	58,702
4.125% 4/15/47	50,000	46,004
4.2% 3/15/48	10,000	9,190
Prudential Financial, Inc.:
3.7% 10/1/50 (c)	55,000	47,713
4.35% 2/25/50	140,000	129,159
5.7% 9/15/48 (c)	50,000	49,060
SunAmerica, Inc. 3.9% 4/5/32 (b)	125,000	112,285
The Travelers Companies, Inc. 5.35% 11/1/40	125,000	132,295
Willis Group North America, Inc. 2.95% 9/15/29	93,000	80,396
		2,289,460

TOTAL FINANCIALS		31,707,849

HEALTH CARE - 2.5%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	10,000	9,664
2.95% 11/21/26	10,000	9,433
3.2% 11/21/29	20,000	18,267
3.6% 5/14/25	180,000	176,700
4.05% 11/21/39	10,000	8,815
4.25% 11/21/49	310,000	272,606
4.7% 5/14/45	50,000	46,568
4.875% 11/14/48	120,000	116,350
Amgen, Inc.:
3.15% 2/21/40	105,000	82,991
3.375% 2/21/50	30,000	22,913
4.2% 3/1/33	100,000	96,393
4.4% 5/1/45	178,000	160,139
4.875% 3/1/53	40,000	38,800
Baxalta, Inc. 5.25% 6/23/45	135,000	133,310
Biogen, Inc. 3.25% 2/15/51	67,000	46,615
Gilead Sciences, Inc.:
2.6% 10/1/40	100,000	72,647
2.8% 10/1/50	110,000	75,351
3.65% 3/1/26	175,000	171,823
4.8% 4/1/44	52,000	49,896
		1,609,281
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 5.3% 5/27/40	140,000	150,082
Baxter International, Inc.:
1.915% 2/1/27	60,000	54,003
2.539% 2/1/32	50,000	41,315
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	123,468
3.363% 6/6/24	25,000	24,702
Boston Scientific Corp. 2.65% 6/1/30	161,000	140,511
Medtronic, Inc. 4.375% 3/15/35	157,000	155,823
Zimmer Biomet Holdings, Inc. 2.6% 11/24/31	60,000	50,072
		739,976
Health Care Providers & Services - 1.0%
Aetna, Inc. 4.75% 3/15/44	40,000	36,519
Cigna Corp.:
1.25% 3/15/26	85,000	76,585
2.375% 3/15/31	100,000	84,023
3.75% 7/15/23	8,000	7,999
4.125% 11/15/25	12,000	11,920
4.375% 10/15/28	20,000	19,696
4.8% 8/15/38	69,000	66,508
4.8% 7/15/46	120,000	112,130
4.9% 12/15/48	19,000	18,038
CVS Health Corp.:
2.7% 8/21/40	310,000	224,028
4.25% 4/1/50	60,000	51,523
4.3% 3/25/28	150,000	148,287
4.78% 3/25/38	42,000	39,923
4.875% 7/20/35	60,000	58,573
5.05% 3/25/48	60,000	57,769
Elevance Health, Inc.:
2.375% 1/15/25	190,000	182,243
3.65% 12/1/27	240,000	232,492
3.7% 9/15/49	10,000	8,214
4.101% 3/1/28	100,000	97,988
4.65% 1/15/43	65,000	61,536
HCA Holdings, Inc.:
3.625% 3/15/32 (b)	100,000	86,399
4.125% 6/15/29	289,000	266,035
4.375% 3/15/42 (b)	50,000	40,832
5.5% 6/15/47	50,000	46,153
Humana, Inc.:
3.125% 8/15/29	50,000	45,584
4.875% 4/1/30	114,000	114,865
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	22,909
2% 5/15/30	80,000	68,145
2.3% 5/15/31	286,000	244,262
2.375% 8/15/24	50,000	48,882
2.9% 5/15/50	36,000	26,404
3.7% 8/15/49	20,000	17,028
4.375% 3/15/42	55,000	51,751
5.8% 3/15/36	50,000	55,174
6.625% 11/15/37	50,000	59,131
6.875% 2/15/38	185,000	224,935
		3,014,483
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	55,203
PerkinElmer, Inc. 2.25% 9/15/31	30,000	23,851
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	136,821
		215,875
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	81,262
2.25% 5/28/31	90,000	77,892
AstraZeneca PLC 4.375% 8/17/48	66,000	63,966
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	116,970
3.25% 2/20/23	124,000	123,868
3.4% 7/26/29	16,000	15,267
3.9% 3/15/62	50,000	41,960
4.125% 6/15/39	50,000	46,835
4.55% 2/20/48	55,000	53,246
Eli Lilly & Co. 2.25% 5/15/50	70,000	48,406
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	62,000	72,635
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27 (b)	250,000	234,672
Johnson & Johnson:
0.55% 9/1/25	60,000	54,989
1.3% 9/1/30	60,000	50,277
2.1% 9/1/40	60,000	43,634
2.45% 9/1/60	60,000	39,964
3.5% 1/15/48	145,000	126,763
Merck & Co., Inc.:
2.45% 6/24/50	180,000	124,374
2.9% 3/7/24	150,000	148,556
2.9% 12/10/61	100,000	69,176
Mylan NV 5.2% 4/15/48	83,000	64,169
Novartis Capital Corp. 3.7% 9/21/42	110,000	98,127
Viatris, Inc. 2.3% 6/22/27	105,000	90,402
		1,887,410

TOTAL HEALTH CARE		7,467,025

INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.25% 4/1/26	152,000	148,322
4.1% 4/15/43	50,000	42,567
4.4% 1/15/47	50,000	44,212
4.95% 10/17/48	78,000	74,284
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	51,498
5.3% 4/1/50	110,000	122,520
		483,403
Airlines - 0.0%
Southwest Airlines Co. 2.625% 2/10/30	60,000	50,433
Building Products - 0.2%
Carrier Global Corp. 2.242% 2/15/25	620,000	589,269
Johnson Controls International PLC 5.125% 9/14/45	50,000	47,884
Masco Corp.:
2% 2/15/31	29,000	23,124
3.125% 2/15/51	14,000	9,383
Owens Corning 3.95% 8/15/29	90,000	84,425
		754,085
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	159,141
Waste Management, Inc.:
2% 6/1/29	55,000	47,436
2.5% 11/15/50	70,000	47,090
		253,667
Electrical Equipment - 0.1%
Eaton Corp.:
2.75% 11/2/22	137,000	136,895
4% 11/2/32	50,000	47,789
Emerson Electric Co. 2.8% 12/21/51	70,000	50,873
		235,557
Industrial Conglomerates - 0.0%
3M Co.:
2.375% 8/26/29	86,000	73,979
2.65% 4/15/25	8,000	7,753
3.05% 4/15/30	7,000	6,228
3.7% 4/15/50	8,000	6,496
4% 9/14/48	50,000	42,159
		136,615
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	38,721
1.1% 9/14/27	40,000	34,960
2.4% 8/9/26	140,000	132,619
Caterpillar, Inc.:
3.25% 9/19/49	50,000	41,120
5.2% 5/27/41	105,000	112,900
Deere & Co. 2.875% 9/7/49	130,000	101,374
Otis Worldwide Corp. 3.112% 2/15/40	50,000	38,230
Parker Hannifin Corp.:
2.7% 6/14/24	60,000	58,658
4.2% 11/21/34	75,000	70,023
Stanley Black & Decker, Inc. 2.75% 11/15/50	60,000	40,720
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	50,000	49,830
		719,155
Road & Rail - 0.4%
Canadian National Railway Co.:
2.45% 5/1/50	40,000	27,134
2.75% 3/1/26	141,000	135,005
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	117,909
2.45% 12/2/31	130,000	111,059
4.8% 8/1/45	60,000	58,521
CSX Corp.:
2.5% 5/15/51	115,000	76,030
4.5% 3/15/49	70,000	65,535
Kansas City Southern/Old 3.5% 5/1/50	50,000	39,280
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	95,529
3.155% 5/15/55	195,000	141,311
Union Pacific Corp.:
3.6% 9/15/37	145,000	129,011
3.839% 3/20/60	132,000	110,790
		1,107,114
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	52,486
2.875% 1/15/26	50,000	46,122
3% 2/1/30	55,000	46,221
4.625% 10/1/28	52,000	48,923
		193,752

TOTAL INDUSTRIALS		3,933,781

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	147,136
Electronic Equipment & Components - 0.2%
Amphenol Corp. 4.35% 6/1/29	50,000	49,582
Corning, Inc. 5.35% 11/15/48	20,000	19,782
Dell International LLC/EMC Corp.:
4% 7/15/24	144,000	143,409
4.9% 10/1/26	30,000	30,116
5.3% 10/1/29	80,000	79,275
8.1% 7/15/36	40,000	46,453
8.35% 7/15/46	134,000	162,138
		530,755
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	60,000	53,993
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	60,315
2.25% 3/1/31	50,000	40,745
Fiserv, Inc.:
3.5% 7/1/29	40,000	36,627
4.4% 7/1/49	120,000	104,161
Global Payments, Inc. 1.2% 3/1/26	122,000	107,658
IBM Corp.:
2.85% 5/15/40	135,000	102,607
2.95% 5/15/50	100,000	70,591
3.45% 2/19/26	166,000	162,684
MasterCard, Inc.:
3.3% 3/26/27	13,000	12,721
3.35% 3/26/30	18,000	17,124
3.85% 3/26/50	65,000	58,874
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	18,812
2.3% 6/1/30	50,000	42,952
5.25% 6/1/62	55,000	54,025
The Western Union Co. 2.85% 1/10/25	20,000	19,190
Visa, Inc.:
1.9% 4/15/27	43,000	39,633
2.05% 4/15/30	70,000	61,342
2.7% 4/15/40	50,000	39,958
2.75% 9/15/27	205,000	195,783
4.3% 12/14/45	65,000	62,474
		1,362,269
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.8% 10/1/41	50,000	38,981
Applied Materials, Inc. 4.35% 4/1/47	76,000	73,624
Broadcom, Inc.:
3.419% 4/15/33 (b)	120,000	98,979
3.469% 4/15/34 (b)	400,000	323,898
4.11% 9/15/28	60,000	57,106
Intel Corp.:
2.45% 11/15/29	50,000	43,886
3.7% 7/29/25	140,000	139,353
4.6% 3/25/40	100,000	95,655
4.75% 3/25/50	150,000	142,877
Lam Research Corp. 2.875% 6/15/50	50,000	36,939
Micron Technology, Inc. 3.366% 11/1/41	55,000	39,017
NVIDIA Corp. 2% 6/15/31	215,000	181,349
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	80,000	64,322
4.3% 6/18/29	125,000	118,715
Qualcomm, Inc.:
4.3% 5/20/47	55,000	51,692
4.65% 5/20/35	145,000	146,423
Teledyne FLIR LLC 2.5% 8/1/30	55,000	45,231
		1,698,047
Software - 0.6%
Microsoft Corp.:
2.525% 6/1/50	180,000	131,009
2.921% 3/17/52	276,000	217,112
3.3% 2/6/27	270,000	265,352
Oracle Corp.:
2.5% 4/1/25	60,000	56,957
2.65% 7/15/26	242,000	223,150
2.95% 4/1/30	80,000	68,278
3.6% 4/1/50	310,000	211,088
3.85% 4/1/60	260,000	172,392
4.125% 5/15/45	50,000	37,349
Roper Technologies, Inc.:
1% 9/15/25	30,000	27,206
1.4% 9/15/27	30,000	25,692
1.75% 2/15/31	30,000	23,511
2% 6/30/30	110,000	89,575
Salesforce.com, Inc.:
1.95% 7/15/31	195,000	164,106
2.7% 7/15/41	50,000	38,130
VMware, Inc.:
1.4% 8/15/26	97,000	85,521
4.7% 5/15/30	70,000	66,324
		1,902,752
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	200,000	182,524
0.7% 2/8/26	160,000	144,569
1.25% 8/20/30	200,000	163,111
1.7% 9/11/22	120,000	119,970
1.7% 8/5/31	52,000	43,898
2.375% 2/8/41	160,000	120,329
2.8% 2/8/61	155,000	109,476
2.85% 5/11/24	50,000	49,391
2.85% 8/5/61	51,000	36,211
2.95% 9/11/49	90,000	70,177
3.85% 5/4/43	177,000	162,676
HP, Inc. 6% 9/15/41	170,000	164,499
		1,366,831

TOTAL INFORMATION TECHNOLOGY		7,007,790

MATERIALS - 0.6%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	46,606
2.05% 5/15/30	20,000	17,263
2.8% 5/15/50	20,000	14,849
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	48,213
DuPont de Nemours, Inc.:
4.205% 11/15/23	20,000	20,049
4.725% 11/15/28	20,000	20,163
5.419% 11/15/48	62,000	60,889
Ecolab, Inc. 1.3% 1/30/31	125,000	99,617
LYB International Finance BV:
4% 7/15/23	77,000	77,010
5.25% 7/15/43	50,000	46,623
LYB International Finance II BV 3.5% 3/2/27	90,000	85,377
LYB International Finance III LLC:
3.375% 10/1/40	50,000	38,118
3.625% 4/1/51	50,000	36,831
Nutrien Ltd.:
3.95% 5/13/50	100,000	84,922
4.2% 4/1/29	6,000	5,816
5% 4/1/49	11,000	10,882
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	286,981
4.5% 6/1/47	54,000	48,110
The Dow Chemical Co.:
2.1% 11/15/30	100,000	81,592
4.25% 10/1/34	55,000	50,839
4.8% 5/15/49	40,000	36,459
5.55% 11/30/48	30,000	30,260
The Mosaic Co. 4.25% 11/15/23	131,000	131,125
		1,378,594
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	55,000	45,301
2.5% 3/15/30	60,000	50,675
		95,976
Containers & Packaging - 0.0%
International Paper Co.:
4.35% 8/15/48	30,000	26,810
7.3% 11/15/39	50,000	58,434
WRKCo, Inc. 4% 3/15/28	100,000	96,254
		181,498
Metals & Mining - 0.1%
Newmont Corp.:
2.8% 10/1/29	70,000	61,111
5.45% 6/9/44	50,000	49,387
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	52,207
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	45,849
		208,554

TOTAL MATERIALS		1,864,622

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2.95% 3/15/34	75,000	63,249
3% 5/18/51	100,000	67,905
American Homes 4 Rent LP 4.9% 2/15/29	75,000	73,427
American Tower Corp.:
1.3% 9/15/25	40,000	36,280
2.1% 6/15/30	60,000	48,430
3.1% 6/15/50	60,000	41,826
3.6% 1/15/28	110,000	102,157
AvalonBay Communities, Inc. 2.05% 1/15/32	105,000	86,011
Boston Properties, Inc. 3.25% 1/30/31	107,000	92,164
Corporate Office Properties LP 2.75% 4/15/31	40,000	31,413
Crown Castle International Corp.:
1.35% 7/15/25	23,000	21,076
2.25% 1/15/31	145,000	117,759
3.15% 7/15/23	100,000	99,299
3.25% 1/15/51	47,000	33,370
Duke Realty LP 1.75% 2/1/31	100,000	80,907
ERP Operating LP 4.5% 7/1/44	50,000	46,711
Federal Realty Investment Trust 3.5% 6/1/30	50,000	44,743
Healthpeak Properties, Inc. 2.875% 1/15/31	210,000	181,185
Kilroy Realty LP 3.05% 2/15/30	50,000	42,299
Kimco Realty Corp.:
1.9% 3/1/28	110,000	94,221
2.8% 10/1/26	150,000	140,569
National Retail Properties, Inc. 3% 4/15/52	50,000	33,576
Prologis LP 1.625% 3/15/31	100,000	81,116
Realty Income Corp. 2.85% 12/15/32	105,000	90,030
Regency Centers LP 3.7% 6/15/30	50,000	45,415
Simon Property Group LP:
2.2% 2/1/31	100,000	81,968
2.65% 7/15/30	50,000	42,968
2.75% 6/1/23	75,000	74,466
3.375% 12/1/27	75,000	70,804
4.75% 3/15/42	55,000	50,784
UDR, Inc. 2.1% 6/15/33	35,000	26,317
Ventas Realty LP 4.875% 4/15/49	80,000	73,854
VICI Properties LP 5.625% 5/15/52	55,000	50,855
Welltower, Inc. 4.95% 9/1/48	36,000	33,866
Weyerhaeuser Co. 4% 11/15/29	75,000	70,824
		2,371,844
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	24,819
Essex Portfolio LP 2.65% 3/15/32	70,000	57,394
Mid-America Apartments LP 4.2% 6/15/28	75,000	72,586
		154,799

TOTAL REAL ESTATE		2,526,643

UTILITIES - 0.6%
Electric Utilities - 0.3%
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	41,079
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	90,000	72,766
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	107,863
4% 3/1/48	86,000	77,025
Eversource Energy:
2.55% 3/15/31	125,000	105,938
2.9% 10/1/24	70,000	68,173
Exelon Corp.:
2.75% 3/15/27 (b)	110,000	102,767
4.1% 3/15/52 (b)	65,000	56,203
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	74,595
4.6% 6/1/52 (b)	50,000	49,130
5.3% 6/1/42	85,000	89,616
PECO Energy Co. 3.9% 3/1/48	50,000	44,452
PPL Electric Utilities Corp. 3% 10/1/49	30,000	22,476
Public Service Electric & Gas Co.:
3.6% 12/1/47	87,000	72,752
3.65% 9/1/42	60,000	50,994
		1,035,829
Gas Utilities - 0.1%
Atmos Energy Corp. 4.125% 10/15/44	75,000	65,938
Piedmont Natural Gas Co., Inc. 2.5% 3/15/31	80,000	67,410
Southern California Gas Co. 2.55% 2/1/30	90,000	80,269
		213,617
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	37,010
3.95% 4/1/50	130,000	112,437
5.3% 3/1/35	50,000	51,338
5.5% 12/1/39	50,000	50,961
San Diego Gas & Electric Co. 3.75% 6/1/47	85,000	71,699
Sempra Energy:
3.4% 2/1/28	26,000	24,559
3.8% 2/1/38	30,000	25,743
4% 2/1/48	86,000	72,010
		445,757
Water Utilities - 0.0%
American Water Capital Corp.:
3.75% 9/1/47	50,000	42,007
6.593% 10/15/37	64,000	73,213
		115,220

TOTAL UTILITIES		1,810,423

TOTAL NONCONVERTIBLE BONDS
(Cost $84,988,886)		74,982,614

U.S. Government and Government Agency Obligations - 43.9%
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	$95,000	$86,654
0.5% 6/17/25	240,000	220,619
0.625% 4/22/25	82,000	75,927
0.75% 10/8/27	125,000	109,841
0.875% 8/5/30	83,000	68,336
1.625% 10/15/24	70,000	67,317
1.75% 7/2/24	220,000	213,443
2.875% 9/12/23	150,000	148,894
6.625% 11/15/30	229,000	280,231
Federal Home Loan Bank:
0.375% 9/4/25	70,000	63,788
0.5% 4/14/25	105,000	97,088
1.5% 8/15/24	50,000	48,213
2.5% 2/13/24	80,000	78,993
3.25% 6/9/28	55,000	54,618
3.25% 11/16/28	10,000	9,954
Freddie Mac:
0.25% 8/24/23	250,000	241,919
0.25% 12/4/23	375,000	359,752
0.375% 7/21/25	160,000	146,359
0.375% 9/23/25	93,000	84,707
1.5% 2/12/25	120,000	114,467

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,571,120

U.S. Treasury Obligations - 43.0%
U.S. Treasury Bonds:
1.125% 5/15/40	558,000	379,789
1.125% 8/15/40	1,715,000	1,156,687
1.25% 5/15/50	1,597,000	987,458
1.375% 11/15/40	1,019,000	716,882
1.375% 8/15/50	1,239,000	792,282
1.625% 11/15/50	1,136,000	777,228
1.75% 8/15/41	2,302,000	1,710,314
1.875% 2/15/41	1,509,000	1,156,094
1.875% 2/15/51	771,000	562,559
1.875% 11/15/51	1,829,000	1,331,884
2% 11/15/41	1,046,000	812,530
2% 2/15/50	45,000	34,038
2% 8/15/51	719,000	540,149
2.25% 5/15/41	2,291,000	1,868,239
2.25% 8/15/46	6,000	4,697
2.25% 8/15/49	34,000	27,229
2.25% 2/15/52	460,000	367,425
2.375% 2/15/42	1,650,000	1,364,602
2.375% 11/15/49	1,000	824
2.375% 5/15/51	1,052,000	866,092
2.5% 2/15/45	410,000	338,923
2.5% 2/15/46	89,000	73,366
2.5% 5/15/46	83,000	68,394
2.75% 8/15/42	41,000	36,019
2.75% 11/15/42	4,000	3,507
2.75% 11/15/47	23,000	20,021
2.875% 5/15/43	177,000	157,751
2.875% 8/15/45	165,000	145,890
2.875% 5/15/49	12,000	10,913
2.875% 5/15/52	2,525,000	2,326,945
3% 5/15/42	13,000	11,946
3% 11/15/44	397,000	359,006
3% 5/15/45	121,000	109,325
3% 11/15/45	188,000	170,103
3% 5/15/47	17,000	15,446
3% 2/15/48	4,000	3,664
3% 8/15/48	28,000	25,792
3% 2/15/49	20,000	18,594
3% 8/15/52	470,000	445,545
3.125% 8/15/25	350,000	346,473
3.125% 11/15/41	75,000	70,608
3.125% 2/15/43	125,000	116,182
3.125% 8/15/44	863,000	798,039
3.125% 5/15/48	57,000	53,636
3.25% 5/15/42	785,000	750,902
3.375% 8/15/42	405,000	395,191
3.375% 5/15/44	198,000	191,016
3.375% 11/15/48	32,000	31,694
3.625% 8/15/43	332,000	333,608
3.75% 8/15/41	48,000	49,538
3.75% 11/15/43	39,000	39,932
3.875% 8/15/40	20,000	21,170
4.375% 11/15/39	24,000	27,285
4.375% 5/15/40	45,000	50,999
4.5% 2/15/36	1,000	1,153
4.5% 5/15/38	45,000	52,008
5% 5/15/37	10,000	12,128
U.S. Treasury Notes:
0.125% 9/30/22	3,000	2,995
0.125% 11/30/22	20,000	19,868
0.125% 1/31/23	11,000	10,862
0.125% 7/15/23	149,000	144,710
0.125% 7/31/23	46,000	44,620
0.125% 8/31/23	389,000	376,084
0.125% 9/15/23	656,000	633,758
0.125% 10/15/23	171,000	164,728
0.125% 2/15/24	65,000	61,928
0.25% 9/30/23	195,000	188,373
0.25% 11/15/23	252,000	242,570
0.25% 3/15/24	108,000	102,794
0.25% 5/15/24	1,055,000	999,036
0.25% 5/31/25	1,383,000	1,266,147
0.25% 6/30/25	277,000	253,098
0.25% 7/31/25	2,639,000	2,403,552
0.25% 8/31/25	753,000	683,730
0.25% 9/30/25	1,104,000	1,000,414
0.25% 10/31/25	1,359,000	1,227,878
0.375% 10/31/23	675,000	651,428
0.375% 4/15/24	301,000	286,256
0.375% 7/15/24	100,000	94,453
0.375% 8/15/24	285,000	268,446
0.375% 9/15/24	185,000	173,784
0.375% 4/30/25	1,070,000	985,696
0.375% 11/30/25	1,261,000	1,140,811
0.375% 12/31/25	497,000	448,601
0.375% 1/31/26	781,000	703,053
0.375% 7/31/27	1,248,000	1,082,104
0.375% 9/30/27	723,000	623,192
0.5% 11/30/23	2,905,000	2,800,375
0.5% 3/31/25	1,512,000	1,401,376
0.5% 5/31/27	1,548,000	1,354,802
0.5% 6/30/27	1,571,000	1,371,986
0.5% 8/31/27	1,129,000	982,098
0.5% 10/31/27	289,000	250,199
0.625% 10/15/24	1,190,000	1,121,110
0.625% 3/31/27	808,000	714,543
0.625% 11/30/27	789,000	685,937
0.625% 12/31/27	338,000	293,123
0.625% 5/15/30	1,415,000	1,166,380
0.625% 8/15/30	204,000	167,352
0.75% 12/31/23	839,000	809,373
0.75% 11/15/24	1,820,000	1,714,852
0.75% 3/31/26	1,215,000	1,103,989
0.75% 4/30/26	1,041,000	944,260
0.75% 8/31/26	1,695,000	1,525,632
0.75% 1/31/28	263,000	229,211
0.875% 1/31/24	1,630,000	1,571,104
0.875% 6/30/26	430,000	390,427
0.875% 9/30/26	1,510,000	1,364,132
1% 12/15/24	4,195,000	3,967,552
1% 7/31/28	852,000	744,801
1.125% 2/28/25	328,000	309,640
1.125% 10/31/26	975,000	888,393
1.125% 2/28/27	231,000	209,551
1.125% 2/29/28	1,011,000	898,329
1.125% 8/31/28	1,175,000	1,033,403
1.125% 2/15/31	1,212,000	1,030,531
1.25% 8/31/24	511,000	489,382
1.25% 12/31/26	225,000	205,603
1.25% 3/31/28	13,000	11,604
1.25% 4/30/28	659,000	587,411
1.25% 6/30/28	1,267,000	1,125,848
1.25% 9/30/28	1,345,000	1,189,642
1.25% 8/15/31	2,319,000	1,973,777
1.375% 2/15/23	29,000	28,756
1.375% 1/31/25	956,000	909,582
1.375% 8/31/26	695,000	642,006
1.375% 10/31/28	1,360,000	1,210,719
1.375% 12/31/28	995,000	885,006
1.5% 2/29/24	3,580,000	3,477,355
1.5% 9/30/24	905,000	869,578
1.5% 10/31/24	556,000	533,413
1.5% 11/30/24	573,000	548,692
1.5% 2/15/25	1,150,000	1,096,318
1.5% 8/15/26	574,000	532,833
1.5% 1/31/27	2,928,000	2,701,766
1.5% 11/30/28	3,179,000	2,848,309
1.625% 9/30/26	93,000	86,752
1.625% 10/31/26	215,000	200,118
1.625% 11/30/26	136,000	126,549
1.625% 8/15/29	176,000	158,359
1.75% 6/30/24	251,000	243,372
1.75% 7/31/24	661,000	640,215
1.75% 12/31/24	707,000	679,963
1.75% 3/15/25	560,000	536,419
1.75% 12/31/26	188,000	175,699
1.75% 1/31/29	465,000	422,787
1.875% 6/30/26	88,000	83,129
1.875% 7/31/26	238,000	224,529
1.875% 2/28/27	160,000	150,019
1.875% 2/28/29	2,365,000	2,167,763
2% 10/31/22	7,000	6,992
2% 5/31/24	108,000	105,330
2% 11/15/26	110,000	103,855
2.125% 3/31/24	269,000	263,462
2.25% 3/31/24	1,035,000	1,015,149
2.25% 4/30/24	309,000	302,929
2.25% 3/31/26	92,000	88,284
2.25% 2/15/27	134,000	127,598
2.25% 8/15/27	535,000	508,041
2.25% 11/15/27	100,000	94,734
2.375% 2/29/24	247,000	243,025
2.375% 5/15/27	22,000	21,037
2.375% 5/15/29	16,000	15,088
2.5% 1/31/24	495,000	488,232
2.5% 4/30/24	1,985,000	1,953,519
2.5% 5/31/24	1,035,000	1,017,898
2.625% 6/30/23	10,000	9,943
2.625% 12/31/25	5,000	4,867
2.625% 5/31/27	670,000	648,905
2.625% 2/15/29	57,000	54,667
2.625% 7/31/29	2,195,000	2,104,113
2.75% 7/31/23	232,000	230,668
2.75% 8/31/23	85,000	84,372
2.75% 2/15/24	742,000	734,319
2.75% 5/15/25	4,440,000	4,354,495
2.75% 6/30/25	82,000	80,382
2.75% 4/30/27	2,610,000	2,540,366
2.75% 7/31/27	1,095,000	1,065,657
2.75% 2/15/28	492,000	476,625
2.75% 8/15/32	3,396,000	3,276,079
2.875% 9/30/23	177,000	175,908
2.875% 10/31/23	712,000	707,328
2.875% 11/30/23	244,000	242,237
2.875% 5/31/25	10,000	9,836
2.875% 6/15/25	620,000	609,731
2.875% 11/30/25	31,000	30,422
2.875% 5/15/28	323,000	314,673
2.875% 8/15/28	61,000	59,382
2.875% 5/15/32	705,000	687,155
3% 6/30/24	1,100,000	1,090,461
3% 7/15/25	1,060,000	1,045,839
3% 10/31/25	74,000	72,922
3.125% 8/31/27	855,000	847,385
3.125% 11/15/28	155,000	153,032
3.125% 8/31/29	590,000	584,192
3.25% 8/31/24	110,000	109,527
3.25% 6/30/27	670,000	666,807
3.25% 6/30/29	640,000	637,400

TOTAL U.S. TREASURY OBLIGATIONS		128,297,285

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $141,846,822)		130,868,405

U.S. Government Agency - Mortgage Securities - 27.1%
Fannie Mae - 12.1%
1.5% 10/1/36 to 3/1/52	2,691,322	2,362,744
2% 7/1/35 to 2/1/52	12,418,750	10,852,595
2.5% 1/1/27 to 5/1/52	9,326,644	8,448,203
3% 8/1/32 to 8/1/52	7,424,109	6,956,896
3.5% 5/1/29 to 7/1/52	4,231,691	4,087,420
4% 6/1/34 to 7/1/52	1,874,770	1,848,957
4.5% 10/1/39 to 11/1/50	721,114	723,816
5% 5/1/29 to 12/1/49	720,295	738,786
5.5% 1/1/49	63,814	65,827

TOTAL FANNIE MAE		36,085,244

Freddie Mac - 8.8%
1.5% 12/1/36 to 3/1/52	2,524,976	2,125,343
2% 2/1/36 to 5/1/52	11,360,330	9,941,678
2.5% 3/1/33 to 3/1/52	7,463,903	6,718,266
3% 11/1/26 to 4/1/52	2,036,472	1,916,402
3.5% 9/1/33 to 8/1/52	1,966,772	1,894,727
4% 2/1/34 to 7/1/52	2,380,075	2,340,377
4.5% 7/1/41 to 8/1/52	1,138,680	1,139,413
5% 12/1/48 to 9/1/52	162,732	164,656
5.5% 6/1/49	57,132	58,531

TOTAL FREDDIE MAC		26,299,393

Ginnie Mae - 5.7%
1.5% 5/20/51	45,280	38,395
2% 3/20/51 to 5/20/52	4,631,536	4,111,963
2.5% 12/20/49 to 8/20/52	4,847,593	4,443,219
2.5% 9/1/52 (e)	100,000	91,180
3% 7/20/42 to 7/20/52	3,427,518	3,242,711
3% 9/1/52 (e)	100,000	93,854
3.5% 2/20/46 to 7/20/52	2,576,936	2,499,132
4% 4/20/47 to 8/20/52	1,312,938	1,298,164
4.5% 8/20/48 to 7/20/52	673,408	676,764
4.5% 9/1/52 (e)	100,000	100,002
5% 12/20/47 to 3/20/50	152,666	156,991
5% 9/1/52 (e)	100,000	101,318
5.5% 12/20/48	13,678	14,299

TOTAL GINNIE MAE		16,867,992

Uniform Mortgage Backed Securities - 0.5%
2% 9/1/52 (e)	300,000	258,164
2.5% 9/1/52 (e)	100,000	89,313
3% 9/1/52 (e)	200,000	185,078
3.5% 9/1/52 (e)	100,000	95,328
3.5% 9/1/52 (e)	150,000	142,992
4% 9/1/52 (e)	200,000	195,172
4.5% 9/1/52 (e)	300,000	298,149
5% 9/1/52 (e)	200,000	201,813

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,466,009

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $88,817,283)		80,718,638

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	$32,000	$29,837
1.39% 7/15/30	60,000	52,058
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	103,173	100,450
Series 2022-3 Class A2A, 3.97% 4/15/27	130,000	129,448
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	100,304
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	75,443	75,017
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	14,810
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	95,205	92,761
Hyundai Auto Receivables Trust 3.72% 11/16/26	88,000	87,672
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	82,739	81,780
TOTAL ASSET-BACKED SECURITIES
(Cost $792,640)		764,137

Commercial Mortgage Securities - 1.1%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	90,061	88,065
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	71,115
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	99,343
Series 2022-BNK41 Class A4, 3.7899% 4/15/65 (c)	270,000	258,904
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	84,391
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	116,500
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	43,466
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	46,008
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	58,546
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	245,194
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	66,780
Class A5, 3.0161% 9/15/52	75,000	67,811
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	80,000	76,540
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	181,480
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	218,706
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	168,107
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	168,953
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	33,784
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	43,145
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	43,706
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	84,819
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	87,117
Series K080 Class A2, 3.926% 7/25/28	60,000	60,529
Series 2017-K068 Class A2, 3.244% 8/25/27	70,000	68,371
Series 2019-K094 Class A2, 2.903% 6/25/29	110,000	104,621
Series 2019-K1510 Class A2, 3.718% 1/25/31	41,000	40,700
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	110,322
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	90,046
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	97,945
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	98,241
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	26,520
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	93,584
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	67,617
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	91,338
Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	23,860
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	64,130
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $3,885,912)		3,390,304

Foreign Government and Government Agency Obligations - 1.7%
Alberta Province:
1.3% 7/22/30	216,000	179,950
2.95% 1/23/24	110,000	108,834
Chilean Republic:
2.55% 7/27/33	200,000	160,600
3.24% 2/6/28	230,000	213,943
Export Development Canada 2.625% 2/21/24	100,000	98,532
Hungarian Republic:
5.375% 2/21/23	134,000	134,444
5.375% 3/25/24	32,000	32,086
Indonesian Republic:
1.85% 3/12/31	200,000	167,272
2.85% 2/14/30	400,000	365,700
Israeli State 3.375% 1/15/50	100,000	83,125
Italian Republic:
1.25% 2/17/26	455,000	397,285
2.375% 10/17/24	200,000	189,908
Korean Republic 2.75% 1/19/27	200,000	191,162
Manitoba Province 2.6% 4/16/24	180,000	176,798
Ontario Province:
1.125% 10/7/30	224,000	183,519
2.3% 6/15/26	107,000	101,336
Panamanian Republic:
2.252% 9/29/32	200,000	154,975
3.16% 1/23/30	400,000	351,200
4% 9/22/24	48,000	47,829
Peruvian Republic:
1.862% 12/1/32	185,000	140,403
2.78% 12/1/60	65,000	40,373
3.3% 3/11/41	70,000	53,060
3.55% 3/10/51	55,000	40,831
7.35% 7/21/25	113,000	121,355
Philippine Republic:
1.648% 6/10/31	205,000	169,660
2.65% 12/10/45	200,000	142,522
Polish Government 3.25% 4/6/26	53,000	52,082
Quebec Province 2.5% 4/20/26	130,000	124,517
United Mexican States:
3.25% 4/16/30	200,000	178,225
3.5% 2/12/34	217,000	180,761
3.771% 5/24/61	250,000	166,922
4.6% 2/10/48	50,000	40,619
5.55% 1/21/45	45,000	42,224
7.5% 4/8/33	55,000	65,271
Uruguay Republic:
4.125% 11/20/45	20,000	18,910
4.375% 10/27/27	15,000	15,364
4.375% 1/23/31	128,116	130,622
4.975% 4/20/55	63,000	63,110
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,021,795)		5,125,329

Supranational Obligations - 0.7%
African Development Bank 0.875% 7/22/26	80,000	72,178
Asian Development Bank:
0.5% 2/4/26	200,000	180,047
2.5% 11/2/27	156,000	148,660
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	178,751
European Investment Bank:
1.25% 2/14/31	83,000	70,583
2.25% 6/24/24	50,000	48,882
2.875% 8/15/23	90,000	89,406
3.125% 12/14/23	90,000	89,523
Inter-American Development Bank:
0.625% 7/15/25	125,000	114,845
1.75% 3/14/25	66,000	63,052
2.25% 6/18/29	30,000	27,835
3.125% 9/18/28	60,000	58,700
3.2% 8/7/42	123,000	111,594
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	118,514
0.5% 10/28/25	145,000	131,660
0.75% 8/26/30	70,000	57,010
0.875% 5/14/30	67,000	55,515
1.25% 2/10/31	100,000	84,552
1.5% 8/28/24	50,000	48,046
1.625% 1/15/25	63,000	60,188
1.875% 6/19/23	20,000	19,739
2.5% 3/19/24	120,000	118,087
2.5% 3/29/32	260,000	241,104
International Finance Corp. 0.75% 8/27/30	40,000	32,790
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,435,810)		2,221,261

Bank Notes - 0.1%
Citizens Bank NA 2.25% 4/28/25
(Cost $279,506)	279,000	264,355
TOTAL BANK NOTES
(Cost $279,506)		264,355
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.33% (f)
(Cost $1,931,055)	1,930,669	1,931,055
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $330,999,709)		300,266,098
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,070,037)
NET ASSETS - 100%		$298,196,061

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,520,949 or 0.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$5,805,017	$86,121,521	$89,995,483	$12,425	$83	$(83)	$1,931,055	0.0%
Total	$5,805,017	$86,121,521	$89,995,483	$12,425	$83	$(83)	$1,931,055

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$74,982,614	$--	$74,982,614	$--
U.S. Government and Government Agency Obligations	130,868,405	--	130,868,405	--
U.S. Government Agency - Mortgage Securities	80,718,638	--	80,718,638	--
Asset-Backed Securities	764,137	--	764,137	--
Commercial Mortgage Securities	3,390,304	--	3,390,304	--
Foreign Government and Government Agency Obligations	5,125,329	--	5,125,329	--
Supranational Obligations	2,221,261	--	2,221,261	--
Bank Notes	264,355	--	264,355	--
Money Market Funds	1,931,055	1,931,055	--	--
Total Investments in Securities:	$300,266,098	$1,931,055	$298,335,043	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $329,068,654)	$298,335,043
Fidelity Central Funds (cost $1,931,055)	1,931,055
Total Investment in Securities (cost $330,999,709)		$300,266,098
Cash		149,666
Receivable for investments sold		1,038,862
Receivable for fund shares sold		76,614
Interest receivable		1,429,834
Distributions receivable from Fidelity Central Funds		3,810
Total assets		302,964,884
Liabilities
Payable for investments purchased
Regular delivery	$2,624,099
Delayed delivery	1,863,430
Payable for fund shares redeemed	205,660
Distributions payable	50,558
Accrued management fee	25,076
Total liabilities		4,768,823
Net Assets		$298,196,061
Net Assets consist of:
Paid in capital		$331,288,735
Total accumulated earnings (loss)		(33,092,674)
Net Assets		$298,196,061
Net Asset Value, offering price and redemption price per share ($298,196,061 ÷ 31,564,244 shares)		$9.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$4,854,596
Income from Fidelity Central Funds		12,425
Total income		4,867,021
Expenses
Management fee	$266,739
Independent trustees' fees and expenses	842
Total expenses before reductions	267,581
Expense reductions	(234)
Total expenses after reductions		267,347
Net investment income (loss)		4,599,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,488,042)
Fidelity Central Funds	83
Total net realized gain (loss)		(2,487,959)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(34,430,739)
Fidelity Central Funds	(83)
TBA sale commitments	5,403
Total change in net unrealized appreciation (depreciation)		(34,425,419)
Net gain (loss)		(36,913,378)
Net increase (decrease) in net assets resulting from operations		$(32,313,704)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,599,674	$2,828,240
Net realized gain (loss)	(2,487,959)	354,770
Change in net unrealized appreciation (depreciation)	(34,425,419)	(4,069,918)
Net increase (decrease) in net assets resulting from operations	(32,313,704)	(886,908)
Distributions to shareholders	(4,578,414)	(3,718,019)
Share transactions
Proceeds from sales of shares	157,127,726	141,403,584
Reinvestment of distributions	4,139,033	3,460,595
Cost of shares redeemed	(66,796,463)	(68,596,747)
Net increase (decrease) in net assets resulting from share transactions	94,470,296	76,267,432
Total increase (decrease) in net assets	57,578,178	71,662,505
Net Assets
Beginning of period	240,617,883	168,955,378
End of period	$298,196,061	$240,617,883
Other Information
Shares
Sold	15,593,174	12,960,639
Issued in reinvestment of distributions	411,340	317,264
Redeemed	(6,609,973)	(6,319,183)
Net increase (decrease)	9,394,541	6,958,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainability Bond Index Fund

Years ended August 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$11.11	$10.71	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.174	.144	.234	.307	.058
Net realized and unrealized gain (loss)	(1.401)	(.207)	.453	.680	.018
Total from investment operations	(1.227)	(.063)	.687	.987	.076
Distributions from net investment income	(.165)	(.148)	(.239)	(.295)	(.056)
Distributions from net realized gain	(.008)	(.049)	(.048)	(.002)	–
Total distributions	(.173)	(.197)	(.287)	(.297)	(.056)
Net asset value, end of period	$9.45	$10.85	$11.11	$10.71	$10.02
Total ReturnD,E	(11.40)%	(.56)%	6.53%	10.04%	.76%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.72%	1.32%	2.17%	3.03%	2.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$298,196	$240,618	$168,955	$76,897	$8,474
Portfolio turnover rateI	65%	97%	92%	89%	36%J

 A For the period June 19, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$140,994
Gross unrealized depreciation	(30,731,926)
Net unrealized appreciation (depreciation)	$(30,590,932)
Tax Cost	$330,857,030

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(2,241,243)
Net unrealized appreciation (depreciation) on securities and other investments	$(30,590,932)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,285,273)
Long-term	(955,970)
Total capital loss carryforward	$(2,241,243)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$4,398,111	$ 3,087,344
Long-term Capital Gains	180,303	630,675
Total	$4,578,414	$ 3,718,019

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	82,626,802	67,936,597

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $234.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Sustainability Bond Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Sustainability Bond Index Fund (the "Fund"), a fund of Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from June 19, 2018 (commencement of operations) through August 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 19, 2018 (commencement of operations) through August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Sustainability Bond Index Fund	.10%
Actual		$1,000.00	$924.00	$.48
Hypothetical-C		$1,000.00	$1,024.70	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 27.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,667,768 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $3,046,641 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

SBI-I-ANN-1022
1.9887301.104

Fidelity® Series Corporate Bond Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity® Series Corporate Bond Fund	(15.16)%	1.68%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Corporate Bond Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Credit Bond Index performed over the same period.

13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,700
2018
2019
2020
2021
2022

Period Ending Values
$10,698	Fidelity® Series Corporate Bond Fund
$10,594	Bloomberg U.S. Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite a second rate hike of 75 basis points in July, the index rose 2.44% for the month, only to return -2.83% in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Matthew Bartlett and Jay Small:  For the fiscal year ending August 31, 2022, the fund returned -15.16%, trailing the -14.43% result of the benchmark, the Bloomberg U.S. Credit Bond Index. Within the context of a challenging period for riskier assets, security selection detracted versus the benchmark the past 12 months, whereas sector positioning had a roughly neutral impact on the fund's relative performance. Picks among investment-grade corporate bonds in the financials and industrials sectors detracted roughly equally. Within financials, choices among banks hurt the most, while selections among insurers and REITs (real estate investment trusts) detracted to a lesser degree. Overweight allocations to banks, REITs and finance companies also dampened relative performance. Within industrials, picks among consumer-related issuers were the biggest negative, while choices among technology companies modestly detracted. On the plus side, positioning among energy issuers slightly aided relative performance. Outside of corporates, an out-of-benchmark stake in U.S. Treasuries, which we held for liquidity and risk-management purposes, was the biggest positive contributor this period. This contribution was partially offset by underweighting other government-related categories, as these bonds outperformed credit in a declining market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  Portfolio Manager David Prothro retired from Fidelity on December 31, 2021. Co-Managers Matthew Bartlett, Jay Small and Ben Tarlow continue to oversee the fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	4.3%
AAA	1.5%
AA	0.1%
A	16.5%
BBB	61.5%
BB and Below	10.4%
Short-Term Investments and Net Other Assets	5.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	89.3%
U.S. Government and U.S. Government Agency Obligations	4.3%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

* Foreign investments - 21.1%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	78.9%
United Kingdom	4.7%
France	2.7%
Canada	2.5%
Switzerland	1.9%
Ireland	1.6%
Multi-National	1.2%
Netherlands	1.1%
Australia	0.8%
Other	4.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
2.25% 2/1/32	$650,000	$524,541
3.65% 9/15/59	223,000	161,646
3.8% 12/1/57	1,354,000	1,024,936
4.35% 3/1/29	900,000	878,010
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	670,000	594,264
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	275,737
2.355% 3/15/32	3,000,000	2,461,222
2.55% 3/21/31	289,000	244,264
3.15% 3/22/30	47,000	42,095
3.7% 3/22/61	1,300,000	1,002,219
4.016% 12/3/29	1,250,000	1,199,297
		8,408,231
Entertainment - 0.7%
The Walt Disney Co.:
3.8% 3/22/30	600,000	579,990
4.7% 3/23/50	700,000	700,039
4.75% 9/15/44	320,000	316,139
6.65% 11/15/37	970,000	1,150,753
		2,746,921
Interactive Media & Services - 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (a)	320,000	273,571
3.575% 4/11/26 (a)	260,000	251,599
		525,170
Media - 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,540,420
5.25% 4/1/53	450,000	376,466
5.5% 4/1/63	450,000	376,539
5.75% 4/1/48	1,950,000	1,735,102
Comcast Corp.:
2.937% 11/1/56	679,000	460,033
2.987% 11/1/63	2,211,000	1,478,381
COX Communications, Inc.:
1.8% 10/1/30 (a)	740,000	587,016
3.15% 8/15/24 (a)	35,000	33,983
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,386,885
3.95% 3/20/28	600,000	551,150
Fox Corp.:
4.709% 1/25/29	4,000	3,959
5.476% 1/25/39	504,000	495,451
Magallanes, Inc.:
3.755% 3/15/27 (a)	250,000	233,520
4.054% 3/15/29 (a)	87,000	79,222
4.279% 3/15/32 (a)	219,000	190,822
5.05% 3/15/42 (a)	348,000	284,494
5.141% 3/15/52 (a)	1,040,000	832,413
5.391% 3/15/62 (a)	650,000	521,757
Time Warner Cable LLC:
5.875% 11/15/40	1,200,000	1,075,027
7.3% 7/1/38	500,000	513,648
		12,756,288
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc.:
3.8% 3/15/32 (a)	238,000	217,224
4.55% 3/15/52 (a)	1,450,000	1,272,780
5% 3/15/44	270,000	246,254
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	381,000	327,616
2.7% 3/15/32	1,382,000	1,151,253
Vodafone Group PLC:
4.375% 5/30/28	700,000	691,841
5.25% 5/30/48	1,500,000	1,384,576
		5,291,544

TOTAL COMMUNICATION SERVICES		29,728,154

CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.9%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,096,088
General Motors Co. 5.95% 4/1/49	1,300,000	1,207,077
General Motors Financial Co., Inc. 3.1% 1/12/32	1,400,000	1,129,851
		3,433,016
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	747,000	619,832
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	166,422
Multiline Retail - 0.3%
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	708,268
4.2% 5/15/28	375,000	365,320
		1,073,588
Specialty Retail - 2.0%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	1,981,454
3.9% 4/15/30	1,000,000	899,130
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,627,984
4.75% 6/1/30	20,000	18,721
Lowe's Companies, Inc. 3.5% 4/1/51	975,000	736,794
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	769,163
4.35% 6/1/28	75,000	74,267
Ross Stores, Inc. 1.875% 4/15/31	600,000	475,953
The Home Depot, Inc. 1.375% 3/15/31	575,000	461,334
Triton Container International Ltd. 1.15% 6/7/24 (a)	1,200,000	1,115,100
		8,159,900
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	1,515,000	1,206,573

TOTAL CONSUMER DISCRETIONARY		14,659,331

CONSUMER STAPLES - 7.0%
Beverages - 1.6%
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	444,457
4.5% 6/1/50	325,000	294,675
4.6% 4/15/48	700,000	634,859
4.9% 1/23/31	525,000	539,360
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,303,034
2.875% 5/1/30	470,000	409,472
PepsiCo, Inc. 3.9% 7/18/32	3,000,000	2,939,836
		6,565,693
Food & Staples Retailing - 0.0%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	138,000	119,416
Food Products - 2.0%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (a)	1,625,000	1,458,291
3% 5/15/32 (a)	1,570,000	1,297,260
4.375% 2/2/52 (a)	680,000	537,390
5.5% 1/15/30 (a)	1,600,000	1,600,000
JDE Peet's BV 2.25% 9/24/31 (a)	545,000	419,079
Smithfield Foods, Inc. 3% 10/15/30 (a)	1,432,000	1,166,931
Viterra Finance BV 4.9% 4/21/27 (a)	1,500,000	1,439,937
		7,918,888
Tobacco - 3.4%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,133,708
3.4% 2/4/41	1,180,000	797,692
4.25% 8/9/42	14,000	10,491
4.8% 2/14/29	612,000	592,627
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,033,829
2.726% 3/25/31	2,800,000	2,240,735
3.557% 8/15/27	2,500,000	2,296,633
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	500,000	462,821
4.25% 7/21/25 (a)	3,200,000	3,131,361
Reynolds American, Inc. 4.45% 6/12/25	1,725,000	1,708,695
		13,408,592

TOTAL CONSUMER STAPLES		28,012,589

ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	1,071,000	932,896
6.25% 3/15/38	1,075,000	1,123,135
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	130,501
3.75% 2/15/52	480,000	370,726
5.4% 6/15/47	64,000	62,018
6.75% 11/15/39	351,000	383,696
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	494,863
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	498,750
5.125% 5/15/29	2,200,000	2,144,340
5.375% 7/15/25	500,000	501,250
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	582,000	531,684
3.9% 11/15/49	1,000,000	797,489
Enbridge, Inc.:
3.4% 8/1/51	900,000	671,394
4.5% 6/10/44	250,000	219,426
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,194,005
4.25% 3/15/23	450,000	450,177
4.25% 4/1/24	525,000	523,927
4.95% 6/15/28	650,000	638,858
Enterprise Products Operating LP 5.1% 2/15/45	375,000	357,761
Equinor ASA:
1.75% 1/22/26	61,000	56,606
2.375% 5/22/30	550,000	482,626
Hess Corp.:
4.3% 4/1/27	2,575,000	2,514,025
5.8% 4/1/47	510,000	506,124
6% 1/15/40	575,000	585,505
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	443,219
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	263,904
MPLX LP:
2.65% 8/15/30	702,000	585,184
4.95% 9/1/32	377,000	365,266
Occidental Petroleum Corp. 2.9% 8/15/24	83,000	80,842
Ovintiv, Inc.:
5.15% 11/15/41	136,000	127,794
8.125% 9/15/30	409,000	454,585
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	896,500
6.49% 1/23/27	75,000	66,450
6.5% 3/13/27	80,000	70,464
Phillips 66 Co. 4.875% 11/15/44	300,000	287,069
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	86,042
4.65% 10/15/25	1,119,000	1,106,586
Suncor Energy, Inc. 6.5% 6/15/38	430,000	468,358
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	821,296
4.65% 8/15/32	394,000	379,835
5.3% 8/15/52	89,000	85,695
Total Capital International SA 3.127% 5/29/50	800,000	616,771
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	22,346
Western Gas Partners LP:
3.35% 2/1/25	1,500,000	1,415,205
4.3% 2/1/30	1,870,000	1,687,675
		28,502,868
FINANCIALS - 31.4%
Banks - 15.5%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	243,444
4.75% 10/12/23 (a)	1,000,000	991,682
Banco Santander SA 2.749% 12/3/30	1,000,000	776,479
Bank of America Corp.:
2.299% 7/21/32 (b)	1,500,000	1,197,377
2.676% 6/19/41 (b)	1,030,000	737,516
2.972% 2/4/33 (b)	2,500,000	2,100,479
3.483% 3/13/52 (b)	950,000	737,690
4.271% 7/23/29 (b)	700,000	669,508
4.571% 4/27/33 (b)	1,600,000	1,527,626
5.015% 7/22/33 (b)	2,000,000	1,981,332
Bank of Ireland Group PLC 4.5% 11/25/23 (a)	200,000	198,460
Barclays PLC:
1.007% 12/10/24 (b)	307,000	290,947
2.645% 6/24/31 (b)	450,000	357,027
2.894% 11/24/32 (b)	2,250,000	1,764,711
5.2% 5/12/26	1,750,000	1,736,619
5.746% 8/9/33 (b)	349,000	341,962
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (a)(b)(c)	1,182,000	1,036,841
3.052% 1/13/31 (a)(b)	875,000	739,087
3.132% 1/20/33 (a)(b)	1,250,000	1,017,783
4.625% 3/13/27 (a)	450,000	438,359
BPCE SA:
2.277% 1/20/32 (a)(b)	600,000	464,658
4.875% 4/1/26 (a)	200,000	194,884
Citigroup, Inc.:
1.462% 6/9/27 (b)	2,000,000	1,764,359
4.075% 4/23/29 (b)	1,600,000	1,521,864
4.45% 9/29/27	1,200,000	1,169,970
4.91% 5/24/33 (b)	599,000	585,955
Citizens Financial Group, Inc. 2.638% 9/30/32	2,015,000	1,602,708
Commonwealth Bank of Australia 3.784% 3/14/32 (a)	1,280,000	1,099,912
Credit Agricole SA 2.811% 1/11/41 (a)	444,000	299,541
Danske Bank A/S 1.171% 12/8/23 (a)(b)	1,050,000	1,038,918
Fifth Third Bancorp 8.25% 3/1/38	300,000	386,730
HSBC Holdings PLC:
2.251% 11/22/27 (b)	1,076,000	948,598
2.357% 8/18/31 (b)	1,002,000	791,723
2.848% 6/4/31 (b)	1,800,000	1,486,502
4.762% 3/29/33 (b)	1,600,000	1,422,821
5.402% 8/11/33 (b)	815,000	775,452
Huntington Bancshares, Inc. 2.487% 8/15/36 (b)	1,287,000	972,335
ING Groep NV 4.017% 3/28/28 (b)	2,000,000	1,896,101
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	1,126,000	1,056,191
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	104,000	89,138
3.882% 7/24/38 (b)	2,725,000	2,394,064
4.203% 7/23/29 (b)	600,000	575,239
4.912% 7/25/33 (b)	3,000,000	2,966,705
Lloyds Banking Group PLC 4.65% 3/24/26	1,000,000	975,697
Mizuho Financial Group, Inc. 1.234% 5/22/27 (b)	1,900,000	1,653,668
National Australia Bank Ltd. 2.99% 5/21/31 (a)	1,200,000	983,101
NatWest Group PLC 2.359% 5/22/24 (b)	228,000	223,972
Rabobank Nederland 3.75% 7/21/26	300,000	286,100
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	335,000	291,313
Societe Generale:
1.488% 12/14/26 (a)(b)	3,300,000	2,875,835
3% 1/22/30 (a)	430,000	360,694
3.625% 3/1/41 (a)	1,300,000	860,050
3.875% 3/28/24 (a)	700,000	689,608
6.221% 6/15/33 (a)(b)	800,000	760,895
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	630,000	614,857
SVB Financial Group:
2.1% 5/15/28	1,050,000	889,180
3.125% 6/5/30	170,000	145,605
Synchrony Bank 5.625% 8/23/27	326,000	323,394
UniCredit SpA 1.982% 6/3/27 (a)(b)	1,200,000	1,015,359
Wells Fargo & Co.:
2.393% 6/2/28 (b)	800,000	716,600
4.478% 4/4/31 (b)	1,000,000	961,710
5.013% 4/4/51 (b)	700,000	683,663
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(c)	1,400,000	1,345,672
Zions Bancorp NA 3.25% 10/29/29	850,000	721,764
		61,768,034
Capital Markets - 5.6%
Ares Capital Corp.:
2.15% 7/15/26	750,000	651,406
2.875% 6/15/27	1,100,000	958,199
3.25% 7/15/25	1,775,000	1,664,291
3.875% 1/15/26	240,000	225,712
4.25% 3/1/25	75,000	72,981
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (a)	523,000	352,197
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	800,000	673,166
3.091% 5/14/32 (a)(b)	1,200,000	906,964
3.75% 3/26/25	1,150,000	1,098,867
4.194% 4/1/31 (a)(b)	800,000	672,178
6.537% 8/12/33 (a)(b)	500,000	477,449
Deutsche Bank AG 4.5% 4/1/25	3,029,000	2,930,828
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (b)	1,650,000	1,454,518
2.222% 9/18/24 (b)	1,000,000	964,435
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (b)	1,850,000	1,645,899
4.223% 5/1/29 (b)	900,000	860,549
Morgan Stanley:
1.794% 2/13/32 (b)	740,000	580,760
2.239% 7/21/32 (b)	1,500,000	1,208,260
4.35% 9/8/26	1,085,000	1,072,249
4.431% 1/23/30 (b)	111,000	108,129
5% 11/24/25	552,000	560,597
UBS Group AG:
2.095% 2/11/32 (a)(b)	1,550,000	1,212,035
3.126% 8/13/30 (a)(b)	613,000	535,611
4.988% 8/5/33 (a)(b)	1,200,000	1,156,574
		22,043,854
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	900,000	832,779
2.45% 10/29/26	227,000	200,158
3% 10/29/28	237,000	201,478
3.3% 1/30/32	254,000	204,986
3.4% 10/29/33	526,000	411,942
3.85% 10/29/41	860,000	633,166
4.125% 7/3/23	850,000	847,908
Ally Financial, Inc.:
2.2% 11/2/28	480,000	396,238
4.75% 6/9/27	2,100,000	2,048,544
5.75% 11/20/25	910,000	919,773
8% 11/1/31	717,000	797,870
Capital One Financial Corp.:
2.359% 7/29/32 (b)	1,785,000	1,376,838
3.8% 1/31/28	11,000	10,394
5.247% 7/26/30 (b)	662,000	651,239
5.268% 5/10/33 (b)	1,300,000	1,275,046
Discover Financial Services 4.1% 2/9/27	39,000	37,440
Ford Motor Credit Co. LLC:
3.625% 6/17/31	200,000	161,946
4.271% 1/9/27	400,000	365,362
4.95% 5/28/27	1,850,000	1,736,826
GE Capital International Funding Co. 4.418% 11/15/35	811,000	766,829
Synchrony Financial:
3.95% 12/1/27	75,000	68,183
4.25% 8/15/24	858,000	848,263
4.375% 3/19/24	407,000	405,288
		15,198,496
Diversified Financial Services - 2.3%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	339,731
Athene Global Funding:
1.45% 1/8/26 (a)	1,150,000	1,020,823
1.985% 8/19/28 (a)	1,355,000	1,123,813
2.5% 3/24/28 (a)	750,000	642,435
Blackstone Private Credit Fund:
2.7% 1/15/25	1,500,000	1,391,662
4.7% 3/24/25	127,000	122,895
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	346,352
4.05% 7/1/30	148,000	131,555
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	688,465
Jackson Financial, Inc.:
3.125% 11/23/31 (a)	2,210,000	1,770,541
4% 11/23/51 (a)	800,000	550,333
5.17% 6/8/27	181,000	178,680
5.67% 6/8/32	228,000	221,333
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	477,787
		9,006,405
Insurance - 4.2%
AIA Group Ltd.:
3.2% 9/16/40 (a)	950,000	754,484
3.6% 4/9/29 (a)	1,515,000	1,443,652
AmFam Holdings, Inc. 2.805% 3/11/31 (a)	950,000	795,318
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,638,675
Athene Holding Ltd.:
3.45% 5/15/52	700,000	476,083
3.95% 5/25/51	316,000	240,260
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	324,000	257,804
3.075% 9/17/51 (a)	540,000	376,746
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	571,000	487,924
5.625% 8/16/32 (a)	2,100,000	2,057,405
Five Corners Funding Trust II 2.85% 5/15/30 (a)	890,000	771,637
Guardian Life Insurance Co. of America 4.85% 1/24/77 (a)	400,000	361,697
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	892,880
Liberty Mutual Group, Inc. 5.5% 6/15/52 (a)	1,050,000	1,024,703
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	10,989
4.375% 3/15/29	10,000	9,939
4.9% 3/15/49	834,000	830,658
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	350,000	261,893
New York Life Insurance Co. 4.45% 5/15/69 (a)	54,000	47,893
Pacific LifeCorp 3.35% 9/15/50 (a)	700,000	528,945
Prudential Financial, Inc. 6% 9/1/52 (b)	672,000	663,425
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	478,000	454,700
SunAmerica, Inc.:
3.65% 4/5/27 (a)	171,000	160,776
3.85% 4/5/29 (a)	168,000	154,627
3.9% 4/5/32 (a)	199,000	178,758
4.35% 4/5/42 (a)	45,000	38,150
4.4% 4/5/52 (a)	134,000	111,783
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	600,000	570,000
Unum Group 4.125% 6/15/51	1,520,000	1,119,420
		16,721,224

TOTAL FINANCIALS		124,738,013

HEALTH CARE - 6.6%
Biotechnology - 0.2%
AbbVie, Inc. 4.55% 3/15/35	75,000	71,971
Amgen, Inc. 3.375% 2/21/50	700,000	534,638
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	316,320
		922,929
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	661,435
Boston Scientific Corp. 2.65% 6/1/30	500,000	436,371
		1,097,806
Health Care Providers & Services - 3.5%
Centene Corp.:
2.625% 8/1/31	2,645,000	2,116,159
3% 10/15/30	1,310,000	1,093,018
4.25% 12/15/27	1,025,000	973,402
4.625% 12/15/29	585,000	551,093
Cigna Corp.:
3.4% 3/15/50	500,000	375,859
4.125% 11/15/25	4,000	3,973
4.375% 10/15/28	561,000	552,464
4.8% 8/15/38	1,907,000	1,838,114
4.9% 12/15/48	7,000	6,645
HCA Holdings, Inc.:
3.375% 3/15/29 (a)	439,000	388,507
3.625% 3/15/32 (a)	440,000	380,155
4.625% 3/15/52 (a)	660,000	546,168
5.125% 6/15/39	1,217,000	1,096,500
5.25% 6/15/49	240,000	214,742
Sabra Health Care LP:
3.2% 12/1/31	588,000	467,547
3.9% 10/15/29	123,000	107,246
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	935,611
Universal Health Services, Inc.:
2.65% 10/15/30 (a)	1,704,000	1,343,318
2.65% 1/15/32 (a)	1,072,000	812,727
		13,803,248
Pharmaceuticals - 2.6%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	1,050,000	1,032,823
4.875% 6/25/48 (a)	1,150,000	1,041,612
Bristol-Myers Squibb Co. 4.125% 6/15/39	138,000	129,265
Elanco Animal Health, Inc.:
5.772% 8/28/23 (b)	700,000	698,810
6.4% 8/28/28 (b)	1,375,000	1,278,750
Mylan NV 4.55% 4/15/28	1,004,000	942,529
Perrigo Finance PLC 4.4% 6/15/30	600,000	519,336
Utah Acquisition Sub, Inc. 5.25% 6/15/46	650,000	516,214
Viatris, Inc.:
1.65% 6/22/25	3,427,000	3,123,738
2.7% 6/22/30	1,328,000	1,046,007
4% 6/22/50	105,000	67,844
		10,396,928

TOTAL HEALTH CARE		26,220,911

INDUSTRIALS - 3.5%
Aerospace & Defense - 1.4%
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,076,536
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,098,093
2.75% 2/1/26	900,000	842,031
3.75% 2/1/50	1,150,000	825,304
5.04% 5/1/27	900,000	897,293
5.15% 5/1/30	885,000	871,026
		5,610,283
Airlines - 0.2%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	167,757	139,271
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (a)	296,171	246,711
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	127,939	109,283
United Airlines, Inc. 4.55% 2/25/33	166,434	138,194
		633,459
Machinery - 0.6%
Daimler Trucks Finance North America LLC 2% 12/14/26 (a)	1,276,000	1,135,457
Ingersoll-Rand Luxembourg Finance SA 4.5% 3/21/49	300,000	259,128
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	1,000,000	996,601
		2,391,186
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	25,000	22,238
Leidos, Inc. 3.625% 5/15/25	70,000	68,391
		90,629
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	488,218
Canadian Pacific Railway Co. 3.1% 12/2/51	458,000	338,182
Union Pacific Corp. 3.25% 2/5/50	800,000	629,753
		1,456,153
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.3% 2/1/25	850,000	796,033
2.875% 1/15/32	1,900,000	1,522,911
		2,318,944
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (a)	1,601,000	1,307,541
4.375% 5/1/26 (a)	110,000	101,686
		1,409,227

TOTAL INDUSTRIALS		13,909,881

INFORMATION TECHNOLOGY - 6.6%
Electronic Equipment & Components - 1.8%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (a)	700,000	457,535
6.02% 6/15/26	2,125,000	2,207,133
6.2% 7/15/30	950,000	987,165
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,623,740
2.95% 4/1/31	1,169,000	899,230
		7,174,803
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	948,469
Fiserv, Inc. 3.5% 7/1/29	271,000	248,150
		1,196,619
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.:
1.95% 2/15/28 (a)	854,000	732,493
2.45% 2/15/31 (a)	460,000	366,782
2.6% 2/15/33 (a)	1,617,000	1,243,380
3.5% 2/15/41 (a)	371,000	278,308
3.75% 2/15/51 (a)	174,000	127,558
Marvell Technology, Inc. 2.45% 4/15/28	1,500,000	1,302,957
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	854,984
4.185% 2/15/27	1,250,000	1,216,649
NVIDIA Corp. 3.7% 4/1/60	1,050,000	855,827
		6,978,938
Software - 2.4%
Microsoft Corp. 3.3% 2/6/27	5,000,000	4,913,920
Oracle Corp.:
2.3% 3/25/28	529,000	459,788
2.875% 3/25/31	1,300,000	1,077,661
3.95% 3/25/51	1,880,000	1,350,321
4% 11/15/47	375,000	272,124
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,657,146
		9,730,960
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.8% 2/8/61	700,000	494,409
3.85% 8/4/46	800,000	727,255
		1,221,664

TOTAL INFORMATION TECHNOLOGY		26,302,984

MATERIALS - 1.5%
Chemicals - 1.5%
Celanese U.S. Holdings LLC 6.165% 7/15/27	2,000,000	2,002,076
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (a)	1,825,000	1,563,521
3.468% 12/1/50 (a)	525,000	385,074
5% 9/26/48	850,000	779,802
Sherwin-Williams Co. 4.5% 6/1/47	375,000	334,094
Westlake Corp. 3.375% 6/15/30	900,000	806,613
		5,871,180
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	50,473

TOTAL MATERIALS		5,921,653

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Agree LP:
2% 6/15/28	2,100,000	1,768,090
4.8% 10/1/32	1,065,000	1,021,961
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	715,009
American Homes 4 Rent LP:
2.375% 7/15/31	44,000	35,311
3.375% 7/15/51	68,000	46,398
3.625% 4/15/32	183,000	159,721
4.3% 4/15/52	127,000	102,363
Camden Property Trust 2.8% 5/15/30	58,000	51,375
Corporate Office Properties LP:
2% 1/15/29	904,000	714,060
2.25% 3/15/26	52,000	46,608
2.75% 4/15/31	414,000	325,127
2.9% 12/1/33	1,600,000	1,203,514
Crown Castle International Corp. 3.25% 1/15/51	450,000	319,500
Hudson Pacific Properties LP 3.95% 11/1/27	3,400,000	3,185,417
Invitation Homes Operating Partnership LP:
2% 8/15/31	600,000	455,662
4.15% 4/15/32	269,000	241,819
Kite Realty Group Trust:
4% 3/15/25	14,000	13,641
4.75% 9/15/30	277,000	251,508
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,725,000	1,293,164
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	211,117
3.375% 2/1/31	1,402,000	1,142,001
4.5% 1/15/25	600,000	594,633
4.5% 4/1/27	1,000,000	957,690
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	65,497
Realty Income Corp.:
2.85% 12/15/32	30,000	25,723
3.25% 1/15/31	30,000	26,893
Spirit Realty LP 2.1% 3/15/28	516,000	430,352
Store Capital Corp. 2.7% 12/1/31	1,675,000	1,330,132
Sun Communities Operating LP:
2.3% 11/1/28	97,000	81,900
2.7% 7/15/31	250,000	201,257
4.2% 4/15/32	1,800,000	1,612,140
UDR, Inc.:
2.1% 8/1/32	939,000	723,468
2.1% 6/15/33	374,000	281,220
Ventas Realty LP 2.5% 9/1/31	729,000	594,842
VICI Properties LP:
4.75% 2/15/28	378,000	362,732
4.95% 2/15/30	1,100,000	1,056,133
5.125% 5/15/32	61,000	58,131
Vornado Realty LP:
2.15% 6/1/26	103,000	90,654
3.4% 6/1/31	372,000	302,824
Welltower, Inc.:
3.625% 3/15/24	10,000	9,918
4.125% 3/15/29	675,000	640,917
WP Carey, Inc.:
2.4% 2/1/31	348,000	282,878
4.25% 10/1/26	450,000	438,012
		23,471,312
Real Estate Management & Development - 0.2%
Tanger Properties LP:
2.75% 9/1/31	596,000	453,257
3.125% 9/1/26	497,000	461,514
		914,771

TOTAL REAL ESTATE		24,386,083

UTILITIES - 8.2%
Electric Utilities - 4.1%
Alabama Power Co. 3.05% 3/15/32	380,000	345,738
American Transmission Systems, Inc. 2.65% 1/15/32 (a)	1,148,000	966,001
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,673,918
4.973% 5/1/46	750,000	689,500
Duke Energy Corp.:
2.45% 6/1/30	70,000	59,092
4.5% 8/15/32	1,240,000	1,195,813
5% 8/15/52	1,250,000	1,186,858
Duquesne Light Holdings, Inc.:
2.775% 1/7/32 (a)	266,000	216,902
3.616% 8/1/27 (a)	1,810,000	1,667,036
Entergy Corp. 2.8% 6/15/30	72,000	61,628
Exelon Corp.:
3.35% 3/15/32 (a)	1,602,000	1,436,859
4.1% 3/15/52 (a)	76,000	65,715
4.7% 4/15/50	800,000	752,380
5.1% 6/15/45	370,000	366,596
FirstEnergy Corp.:
2.25% 9/1/30	534,000	437,243
2.65% 3/1/30	780,000	665,410
4.4% 7/15/27	900,000	852,750
Nevada Power Co. 3.7% 5/1/29	75,000	71,918
Southern Co.:
4.4% 7/1/46	700,000	617,023
5.113% 8/1/27 (b)	2,050,000	2,052,255
		16,380,635
Gas Utilities - 0.2%
ONE Gas, Inc. 2% 5/15/30	278,000	229,342
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	539,962
		769,304
Independent Power and Renewable Electricity Producers - 2.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	1,215,000	1,087,426
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,442,798
4.75% 6/15/46	1,775,000	1,545,537
The AES Corp.:
1.375% 1/15/26	290,000	257,289
2.45% 1/15/31	3,120,000	2,570,828
3.3% 7/15/25 (a)	216,000	204,876
3.95% 7/15/30 (a)	389,000	355,352
		8,464,106
Multi-Utilities - 1.8%
NiSource, Inc.:
2.95% 9/1/29	229,000	203,783
3.6% 5/1/30	671,000	616,241
4.375% 5/15/47	650,000	572,432
4.8% 2/15/44	500,000	460,393
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,740,019
4.1% 6/15/30	1,023,000	942,370
4.224% 3/15/32	1,344,000	1,238,205
Sempra Energy 3.8% 2/1/38	1,500,000	1,287,162
		7,060,605

TOTAL UTILITIES		32,674,650

TOTAL NONCONVERTIBLE BONDS
(Cost $413,634,138)		355,057,117

U.S. Treasury Obligations - 4.3%
U.S. Treasury Bonds:
1.75% 8/15/41	$2,500,000	$1,857,422
1.875% 2/15/41	2,943,000	2,254,729
2% 11/15/41	2,000,000	1,553,594
2% 8/15/51	527,000	395,909
2.25% 2/15/52	250,000	199,688
2.875% 5/15/52	10,200,000	9,399,940
3% 8/15/52	1,600,000	1,516,750
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,230,576)		17,178,032

Foreign Government and Government Agency Obligations - 0.3%
United Mexican States: (Cost $1,320,510)	$	$
3.25% 4/16/30	200,000	178,225
4.5% 4/22/29	1,000,000	977,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,320,510)		1,155,225

Preferred Securities - 0.4%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (b)	753,000	712,843
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (a)(b)(d)	950,000	821,409
TOTAL PREFERRED SECURITIES
(Cost $1,705,128)		1,534,252
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund 2.33% (e)
(Cost $18,373,859)	18,370,194	18,373,868
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $454,264,211)		393,298,494
NET OTHER ASSETS (LIABILITIES) - 1.1%		4,319,195
NET ASSETS - 100%		$397,617,689

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,880,670 or 19.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$18,250,610	$182,445,773	$182,322,515	$161,955	$--	$--	$18,373,868	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	--	8,825,856	8,825,856	699	--	--	--	0.0%
Total	$18,250,610	$191,271,629	$191,148,371	$162,654	$--	$--	$18,373,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$355,057,117	$--	$355,057,117	$--
U.S. Government and Government Agency Obligations	17,178,032	--	17,178,032	--
Foreign Government and Government Agency Obligations	1,155,225	--	1,155,225	--
Preferred Securities	1,534,252	--	1,534,252	--
Money Market Funds	18,373,868	18,373,868	--	--
Total Investments in Securities:	$393,298,494	$18,373,868	$374,924,626	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $435,890,352)	$374,924,626
Fidelity Central Funds (cost $18,373,859)	18,373,868
Total Investment in Securities (cost $454,264,211)		$393,298,494
Receivable for fund shares sold		1,970,718
Interest receivable		3,891,449
Distributions receivable from Fidelity Central Funds		48,316
Total assets		399,208,977
Liabilities
Payable for investments purchased	$1,513,250
Payable for fund shares redeemed	76,706
Other payables and accrued expenses	1,332
Total liabilities		1,591,288
Net Assets		$397,617,689
Net Assets consist of:
Paid in capital		$468,550,724
Total accumulated earnings (loss)		(70,933,035)
Net Assets		$397,617,689
Net Asset Value, offering price and redemption price per share ($397,617,689 ÷ 43,030,752 shares)		$9.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Dividends		$70,313
Interest		12,215,467
Income from Fidelity Central Funds (including $699 from security lending)		162,654
Total income		12,448,434
Expenses
Custodian fees and expenses	$5,418
Independent trustees' fees and expenses	1,411
Total expenses before reductions	6,829
Expense reductions	(117)
Total expenses after reductions		6,712
Net investment income (loss)		12,441,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,664,638)
Total net realized gain (loss)		(8,664,638)
Change in net unrealized appreciation (depreciation) on investment securities		(75,589,918)
Net gain (loss)		(84,254,556)
Net increase (decrease) in net assets resulting from operations		$(71,812,834)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,441,722	$8,733,319
Net realized gain (loss)	(8,664,638)	94,183
Change in net unrealized appreciation (depreciation)	(75,589,918)	1,974,803
Net increase (decrease) in net assets resulting from operations	(71,812,834)	10,802,305
Distributions to shareholders	(13,556,971)	(10,858,407)
Share transactions
Proceeds from sales of shares	159,735,606	302,307,229
Reinvestment of distributions	13,556,971	10,857,338
Cost of shares redeemed	(133,720,473)	(78,111,439)
Net increase (decrease) in net assets resulting from share transactions	39,572,104	235,053,128
Total increase (decrease) in net assets	(45,797,701)	234,997,026
Net Assets
Beginning of period	443,415,390	208,418,364
End of period	$397,617,689	$443,415,390
Other Information
Shares
Sold	15,617,775	27,040,787
Issued in reinvestment of distributions	1,331,839	973,610
Redeemed	(13,369,559)	(6,991,750)
Net increase (decrease)	3,580,055	21,022,647

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Corporate Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.31	$10.84	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.296	.296	.353	.377	.013
Net realized and unrealized gain (loss)	(1.974)	.054	.511	.917	(.050)
Total from investment operations	(1.678)	.350	.864	1.294	(.037)
Distributions from net investment income	(.295)	(.304)	(.356)	(.397)	(.013)
Distributions from net realized gain	(.027)	(.116)	(.038)	(.007)	–
Total distributions	(.322)	(.420)	(.394)	(.404)	(.013)
Net asset value, end of period	$9.24	$11.24	$11.31	$10.84	$9.95
Total ReturnD,E	(15.16)%	3.18%	8.19%	13.38%	(.37)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	- %H	- %H	- %H	.01%	- %H,I
Expenses net of fee waivers, if any	- %H	- %H	- %H	.01%	- %H,I
Expenses net of all reductions	- %H	- %H	- %H	- %H	- %H,I
Net investment income (loss)	2.89%	2.67%	3.26%	3.73%	3.11%I
Supplemental Data
Net assets, end of period (000 omitted)	$397,618	$443,415	$208,418	$110,465	$10,285
Portfolio turnover rateJ	41%	38%	37%	32%	43%K

 A For the period August 17, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 21,151
Gross unrealized depreciation	(61,074,899)
Net unrealized appreciation (depreciation)	$(61,053,748)
Tax Cost	$454,352,242

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$(61,053,748)

The Fund intends to elect to defer to its next fiscal year $9,807,001 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$12,440,415	$ 9,968,891
Long-term Capital Gains	1,116,556	889,516
Total	$13,556,971	$ 10,858,407

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	135,670,993	101,386,217

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Corporate Bond Fund	$75	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $117.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Corporate Bond Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Corporate Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from August 17, 2018, (commencement of operations) through August 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 17, 2018, (commencement of operations) through August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Series Corporate Bond Fund	- %-C
Actual		$1,000.00	$902.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 2022 $1,073,181, or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,931,497 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

XBC-ANN-1022
1.9891231.104

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity Flex® Conservative Income Bond Fund	0.22%	1.46%

 A From May 31, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Conservative Income Bond Fund on May 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 3-6 Month Treasury Bill Index performed over the same period.

10,700
10,600
10,500
10,400
10,300
10,200
10,100
$10,000
2018
2019
2020
2021
2022

Period Ending Values
$10,637	Fidelity Flex® Conservative Income Bond Fund
$10,495	Bloomberg U.S. 3-6 Month Treasury Bill Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course in August (-2.83%), when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Rob Galusza and Julian Potenza:  For the fiscal year ending August 31, 2022, the fund gained 0.20%, net of fees, which was roughly in line with the 0.27% advance of the benchmark Bloomberg U.S. 3-6 Month Treasury Bill Index. Versus the benchmark, which is composed entirely of U.S. Treasuries, the fund’s notably smaller exposure to these securities served as a relative detractor. On the other hand, positioning along the yield curve within Treasuries added value on a relative basis, as did positioning among corporate bonds. Within corporates, the debt of financial institutions, especially banks, helped performance the most. Elsewhere, owning electric utilities also helped versus the benchmark, as did the portfolio’s cash position. At period end, the fund remained heavily positioned in yield-advantaged sectors relative to short-term U.S. government bonds. Corporates made up roughly 82% of assets on August 31 – down from about 85% 12 months ago. At the same time, we increased the portfolio’s exposure to bonds of financials and electric utilities, while reducing our stake in industrials and selling our small position in government-related agency debt. Cash holdings stood at roughly 13% of fund assets at period end, up from about 11% at the start of the fiscal year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA	0.9%
AA	4.8%
A	39.9%
BBB	16.2%
Short-Term Investments and Net Other Assets	33.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Effective Maturity Diversification

Days	% of Fund's investments 08/31/22
0-30	47.0%
31-90	7.6%
91-180	4.3%
181-397	6.1%
> 397	35.0%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	61.8%
U.S. Government and U.S. Government Agency Obligations	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	33.3%

 * Foreign investments - 26.4%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America *	73.6%
Canada	10.7%
United Kingdom	5.6%
Japan	3.2%
France	3.1%
Netherlands	0.8%
Sweden	0.7%
Switzerland	0.6%
Bailiwick of Guernsey	0.5%
Other	1.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp. 0.373% 3/3/23 (a)	$1,000,000	$984,079
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 2.3627% 3/22/24 (b)(c)	902,000	895,205
		1,879,284
Entertainment - 0.4%
The Walt Disney Co. 3% 9/15/22	1,100,000	1,100,165
Media - 0.4%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 3.5938% 3/15/24 (a)(b)(c)	475,000	474,832
TWDC Enterprises 18 Corp. 2.35% 12/1/22	500,000	498,625
		973,457

TOTAL COMMUNICATION SERVICES		3,952,906

CONSUMER DISCRETIONARY - 3.6%
Automobiles - 3.4%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 3.134% 2/22/23 (b)(c)	339,000	338,380
0.4% 10/21/22	231,000	230,229
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 2.4681% 4/1/24 (a)(b)(c)	624,000	622,139
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 2.7781% 4/1/25 (a)(b)(c)	1,000,000	1,000,234
3.8% 4/6/23 (a)	1,000,000	1,001,083
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 3.2821% 4/7/25 (b)(c)	775,000	764,947
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 2.4881% 3/8/24 (b)(c)	432,000	425,677
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.4823% 11/17/23 (b)(c)	400,000	398,546
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 2.6347% 6/7/24 (a)(b)(c)	1,000,000	995,667
0.75% 11/23/22 (a)	1,100,000	1,093,148
0.875% 11/22/23 (a)	700,000	671,956
2.7% 9/26/22 (a)	1,500,000	1,499,626
		9,041,632
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 2.7023% 2/14/24 (b)(c)	621,000	617,621

TOTAL CONSUMER DISCRETIONARY		9,659,253

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
7-Eleven, Inc. 0.625% 2/10/23 (a)	72,000	70,923
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 3.821% 5/11/23 (b)(c)	400,000	401,641
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 2.9123% 2/16/24 (b)(c)	616,000	611,071
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.6823% 2/17/23 (b)(c)	257,000	256,175
4% 10/1/23	600,000	598,259
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 3.5551% 1/13/23 (b)(c)	61,000	60,765
		1,927,911
FINANCIALS - 43.5%
Banks - 25.7%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 2.944% 2/4/25 (b)(c)	1,000,000	988,360
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 2.9564% 10/24/24 (b)(c)	500,000	495,806
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 3.3264% 4/25/25 (b)(c)	1,300,000	1,293,776
0.523% 6/14/24 (b)	600,000	581,383
3.004% 12/20/23 (b)	1,000,000	996,306
3.3% 1/11/23	200,000	199,843
3.458% 3/15/25 (b)	800,000	786,862
3.841% 4/25/25 (b)	800,000	790,453
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 2.0788% 9/15/23 (b)(c)	650,000	646,027
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 2.3142% 4/14/23 (b)(c)	1,100,000	1,097,355
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 2.4994% 4/15/24 (b)(c)	1,300,000	1,285,998
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 2.3638% 9/15/23 (b)(c)	1,000,000	996,809
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 2.0738% 9/15/23 (b)(c)	850,000	845,021
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.6421% 7/31/24 (b)(c)	700,000	689,801
Banque Federative du Credit Mutuel SA 2.125% 11/21/22 (a)	1,500,000	1,496,582
Barclays PLC 4.338% 5/16/24 (b)	800,000	795,840
BNP Paribas SA:
3.5% 3/1/23 (a)	1,400,000	1,396,578
4.705% 1/10/25 (a)(b)	1,100,000	1,097,248
BPCE SA:
3 month U.S. LIBOR + 1.240% 2.9613% 9/12/23 (a)(b)(c)	1,550,000	1,553,635
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 2.6039% 1/14/25 (a)(b)(c)	506,000	499,266
5.15% 7/21/24 (a)	750,000	745,935
5.7% 10/22/23 (a)	800,000	804,814
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 2.2027% 6/22/23 (b)(c)	1,432,000	1,426,890
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 2.674% 3/17/23 (b)(c)	650,000	650,321
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 2.9221% 4/7/25 (b)(c)	1,000,000	988,478
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	900,000	898,395
3 month U.S. LIBOR + 1.430% 3.0104% 9/1/23 (b)(c)	250,000	250,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 3.6514% 5/24/25 (b)(c)	1,000,000	999,285
2.7% 10/27/22	753,000	752,826
Credit Agricole SA 3.75% 4/24/23 (a)	1,000,000	998,201
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	1,350,000	1,350,027
Danske Bank A/S 3.875% 9/12/23 (a)	500,000	495,191
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 2.7348% 3/28/25 (a)(b)(c)	1,000,000	994,041
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 2.7086% 5/21/24 (a)(b)(c)	1,110,000	1,095,609
Fifth Third Bancorp 3.65% 1/25/24	1,350,000	1,341,344
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.86% 11/22/24 (b)(c)	700,000	684,372
3.95% 5/18/24 (b)	900,000	895,032
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 3.4723% 5/16/25 (b)(c)	1,000,000	996,083
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	1,000,000	994,982
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 4.013% 10/24/23 (b)(c)	400,000	400,307
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.4076% 3/16/24 (b)(c)	700,000	695,134
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 2.745% 6/14/25 (b)(c)	1,000,000	992,530
0.697% 3/16/24 (b)	700,000	686,976
3.559% 4/23/24 (b)	700,000	696,408
3.797% 7/23/24 (b)	300,000	298,308
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.61% 6/14/24 (b)(c)	1,330,000	1,315,095
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 2.2695% 1/3/24 (b)(c)	650,000	644,437
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	800,000	777,274
2.907% 11/7/23 (b)	1,200,000	1,196,433
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 3.4463% 7/26/23 (b)(c)	1,590,000	1,591,596
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 2.3507% 3/2/23 (b)(c)	500,000	501,149
3 month U.S. LIBOR + 0.860% 3.6263% 7/26/23 (b)(c)	1,050,000	1,050,007
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 3.7628% 7/18/25 (b)(c)	1,000,000	1,005,463
0.848% 9/15/24 (b)	400,000	385,653
0.953% 7/19/25 (b)	1,200,000	1,120,008
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 2.5713% 9/13/23 (b)(c)	800,000	800,028
3 month U.S. LIBOR + 0.880% 2.6013% 9/11/22 (b)(c)	200,000	199,993
3.549% 3/5/23	500,000	499,818
3.922% 9/11/24 (b)	800,000	794,038
NatWest Group PLC 4.519% 6/25/24 (b)	800,000	795,540
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 2.8123% 8/12/24 (a)(b)(c)	640,000	632,423
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 3.3127% 3/22/25 (a)(b)(c)	656,000	656,800
3.625% 9/29/22 (a)	2,050,000	2,050,760
Rabobank Nederland 3.95% 11/9/22	750,000	750,296
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 2.3221% 10/7/24 (b)(c)	640,000	628,936
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 2.6202% 10/26/23 (b)(c)	1,600,000	1,591,233
Societe Generale 3.875% 3/28/24 (a)	800,000	788,123
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 0.860% 3.5976% 7/19/23 (b)(c)	1,150,000	1,153,134
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 2.8549% 4/4/25 (a)(b)(c)	645,000	640,904
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 2.1104% 12/1/22 (b)(c)	250,000	250,191
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.88% 6/2/23 (b)(c)	750,000	746,970
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.0412% 3/4/24 (b)(c)	1,340,000	1,326,734
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.3548% 9/28/23 (b)(c)	650,000	645,416
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 2.7027% 1/27/23 (b)(c)	1,200,000	1,199,538
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 2.6381% 3/8/24 (b)(c)	906,000	902,693
0.25% 1/6/23	600,000	593,998
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 2.2652% 1/17/24 (b)(c)	850,000	842,466
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 2.4692% 3/9/23 (b)(c)	523,000	522,961
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.1392% 6/9/25 (b)(c)	1,000,000	979,997
		69,244,543
Capital Markets - 7.7%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 2.3574% 3/18/24 (b)(c)	500,000	497,642
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 2.6629% 8/9/23 (b)(c)	600,000	594,869
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 2.6735% 2/2/24 (b)(c)	1,000,000	981,756
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 3.54% 2/21/25 (b)(c)	800,000	787,569
Credit Suisse Group AG 3.8% 6/9/23	500,000	497,537
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 2.7833% 11/8/23 (b)(c)	1,150,000	1,141,651
0.962% 11/8/23	400,000	384,133
3.3% 11/16/22	672,000	670,860
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 3.7077% 2/23/23 (b)(c)	1,297,000	1,296,848
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.3062% 12/6/23 (b)(c)	600,000	596,049
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 2.8547% 1/24/25 (b)(c)	1,000,000	982,642
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 3.2038% 3/15/24 (b)(c)	1,500,000	1,502,348
0.627% 11/17/23 (b)	900,000	892,671
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.8514% 1/24/25 (b)(c)	1,000,000	985,335
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 3.2858% 4/17/25 (b)(c)	1,000,000	995,048
0.529% 1/25/24 (b)	337,000	331,804
0.56% 11/10/23 (b)	410,000	406,961
3.737% 4/24/24 (b)	400,000	398,241
4.875% 11/1/22	500,000	501,276
NASDAQ, Inc. 0.445% 12/21/22	1,000,000	990,116
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.61% 6/1/23 (a)(b)(c)	1,250,000	1,246,644
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 2.6429% 2/9/24 (a)(b)(c)	1,300,000	1,293,357
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.7329% 8/9/24 (a)(b)(c)	1,000,000	993,336
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.5042% 1/13/25 (a)(b)(c)	750,000	742,076
UBS Group AG 1.008% 7/30/24 (a)(b)	1,000,000	969,148
		20,679,917
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.6051% 9/29/23 (b)(c)	651,000	643,297
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 2.5144% 11/3/23 (b)(c)	650,000	646,053
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 3.0044% 5/3/24 (b)(c)	1,367,000	1,362,892
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 2.4311% 12/6/24 (b)(c)	1,000,000	974,305
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 3.6324% 5/9/25 (b)(c)	1,000,000	986,752
1.343% 12/6/24 (b)	600,000	575,432
3.2% 1/30/23	1,500,000	1,497,330
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.5816% 12/29/23 (b)(c)	1,000,000	1,001,430
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.2721% 4/6/23 (b)(c)	900,000	899,557
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.64% 6/13/23 (b)(c)	1,000,000	997,676
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.4827% 3/22/24 (b)(c)	1,000,000	999,528
		10,584,252
Diversified Financial Services - 1.4%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 2.9794% 5/24/24 (a)(b)(c)	1,300,000	1,273,932
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 2.6971% 1/7/25 (a)(b)(c)	1,150,000	1,113,948
0.95% 1/8/24 (a)	800,000	761,206
GA Global Funding Trust 1.25% 12/8/23 (a)	500,000	479,188
		3,628,274
Insurance - 4.8%
ACE INA Holdings, Inc. 2.875% 11/3/22	300,000	299,653
Aon Corp. 2.2% 11/15/22	1,300,000	1,296,584
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 2.3786% 4/6/23 (a)(b)(c)	700,000	698,999
Marsh & McLennan Companies, Inc. 3.3% 3/14/23	122,000	121,612
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 2.6042% 1/13/23 (a)(b)(c)	1,142,000	1,143,008
Metropolitan Tower Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 2.6152% 1/17/23 (a)(b)(c)	2,000,000	1,999,230
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.7076% 1/10/23 (a)(b)(c)	279,000	278,749
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 2.1162% 6/6/24 (a)(b)(c)	1,100,000	1,095,127
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 2.5035% 2/2/23 (a)(b)(c)	650,000	649,238
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 2.4802% 4/26/24 (a)(b)(c)	550,000	545,182
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.42% 4/12/24 (a)(b)(c)	700,000	693,220
Principal Financial Group, Inc. 3.3% 9/15/22	1,000,000	1,000,161
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.4564% 4/12/24 (a)(b)(c)	438,000	433,832
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 2.4816% 3/31/23 (a)(b)(c)	768,000	766,914
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 2.873% 3/28/25 (a)(b)(c)	1,000,000	995,750
0.502% 4/12/23 (a)	1,000,000	978,870
		12,996,129

TOTAL FINANCIALS		117,133,115

HEALTH CARE - 2.9%
Biotechnology - 0.7%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 3.634% 11/21/22 (b)(c)	350,000	350,287
2.3% 11/21/22	400,000	399,193
2.9% 11/6/22	1,250,000	1,249,063
		1,998,543
Health Care Providers & Services - 1.1%
CVS Health Corp. 2.75% 12/1/22	1,000,000	1,000,000
Elevance Health, Inc.:
2.95% 12/1/22	1,000,000	998,215
3.3% 1/15/23	1,000,000	998,607
		2,996,822
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 2.5952% 10/18/24 (b)(c)	1,124,000	1,113,489
Pharmaceuticals - 0.7%
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 2.7818% 3/24/24 (a)(b)(c)	551,000	550,118
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.0861% 9/11/23 (a)(b)(c)	1,300,000	1,299,641
		1,849,759

TOTAL HEALTH CARE		7,958,613

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.1%
The Boeing Co. 1.167% 2/4/23	274,000	271,122
Industrial Conglomerates - 0.5%
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 2.1926% 3/11/24 (a)(b)(c)	500,000	499,831
0.4% 3/11/23 (a)	902,000	888,134
		1,387,965
Machinery - 2.0%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.150% 2.4323% 11/17/22 (b)(c)	740,000	739,697
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.7323% 11/13/23 (b)(c)	1,200,000	1,200,351
0.25% 3/1/23	500,000	492,387
1.9% 9/6/22	200,000	199,974
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 2.2048% 6/14/23 (a)(b)(c)	700,000	697,975
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 2.9449% 4/5/24 (a)(b)(c)	1,440,000	1,434,352
1.125% 12/14/23 (a)	600,000	575,452
		5,340,188
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3 month U.S. LIBOR + 0.350% 2.1789% 12/15/22 (b)(c)	750,000	749,349

TOTAL INDUSTRIALS		7,748,624

INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.1881% 10/1/24 (b)(c)	274,000	270,149
Software - 0.4%
Oracle Corp. 2.5% 10/15/22	1,000,000	998,723

TOTAL INFORMATION TECHNOLOGY		1,268,872

MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	46,000	45,952
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 2.428% 1/11/24 (b)(c)	1,151,000	1,140,390
UTILITIES - 5.8%
Electric Utilities - 4.8%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.0007% 6/10/23 (b)(c)	341,000	339,412
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 2.5328% 5/10/23 (b)(c)	399,000	397,869
ITC Holdings Corp. 2.7% 11/15/22	1,000,000	998,322
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 2.2048% 6/28/24 (b)(c)	650,000	639,615
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 3.254% 2/22/23 (b)(c)	900,000	897,962
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 2.6844% 11/3/23 (b)(c)	900,000	892,287
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 2.8298% 3/1/23 (b)(c)	997,000	995,740
0.65% 3/1/23	800,000	785,717
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 2.4844% 9/28/23 (b)(c)	145,000	144,294
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.2218% 6/24/24 (b)(c)	726,000	717,550
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 2.5781% 4/3/23 (b)(c)	500,000	499,042
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 2.7681% 4/1/24 (b)(c)	1,150,000	1,139,738
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.13% 12/2/22 (b)(c)	1,400,000	1,398,611
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.370% 2.6528% 5/10/23 (b)(c)	444,000	441,802
2.95% 7/1/23	1,000,000	992,596
Virginia Electric & Power Co.:
3.45% 9/1/22	1,000,000	1,000,000
3.45% 2/15/24	600,000	596,435
		12,876,992
Gas Utilities - 0.5%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 2.0704% 3/9/23 (b)(c)	1,000,000	999,619
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 2.3313% 3/11/23 (b)(c)	324,000	324,007
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 2.0947% 9/14/23 (b)(c)	72,000	71,643
		1,395,269
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.9323% 5/13/24 (b)(c)	585,000	578,631
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 2.3589% 9/15/23(b)(c)	186,000	185,324
2.75% 9/15/22	500,000	499,975
		1,263,930

TOTAL UTILITIES		15,536,191

TOTAL NONCONVERTIBLE BONDS
(Cost $167,443,347)		166,442,750

U.S. Treasury Obligations - 4.9%
U.S. Treasury Notes:
0.125% 12/31/22	$4,500,000	$4,456,953
0.25% 6/15/23	4,400,000	4,292,063
1.625% 10/31/23	4,600,000	4,504,405
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,422,499)		13,253,421

Certificates of Deposit - 12.2%
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 3.04% 8/1/23 (b)(c)	1,250,000	1,251,998
Bank of Nova Scotia yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 2.93% 8/23/23 (b)(c)	1,500,000	1,500,461
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 2.59% 2/2/23 (b)(c)	1,250,000	1,249,171
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.91% 9/21/22 (b)(c)	1,200,000	1,200,285
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 2.94% 6/8/23 (b)(c)	1,200,000	1,200,295
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 3.1% 8/11/23 (b)(c)	1,300,000	1,300,007
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 3/3/23 (b)(c)	1,200,000	1,199,385
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 2.88% 2/27/23 (b)(c)	1,250,000	1,251,302
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.05% 8/22/23 (b)(c)	1,250,000	1,252,409
Credit Suisse AG yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 2.6016% 3/20/23 (b)(c)	1,200,000	1,198,816
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 2.5975% 3/23/23 (b)(c)	1,200,000	1,201,333
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 2/13/23 (b)(c)	1,200,000	1,199,086
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.87% 9/22/22 (b)(c)	1,200,000	1,200,315
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 3.01% 8/14/23 (b)(c)	1,300,000	1,301,284
Mitsubishi UFJ Trust & Banking Corp. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 2.77% 1/17/23 (b)(c)	1,200,000	1,200,538
Mizuho Corporate Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 2/10/23 (b)(c)	1,200,000	1,199,303
MUFG Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 2.83% 3/17/23 (b)(c)	1,300,000	1,300,373
Natexis Banques Populaires New York Branch yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 2.98% 8/14/23 (b)(c)	1,300,000	1,301,409
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.87% 8/31/23 (b)(c)	1,400,000	1,399,720
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 2/10/23 (b)(c)	1,200,000	1,199,211
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.89% 5/3/23 (b)(c)	1,400,000	1,400,801
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 2.93% 7/7/23 (b)(c)	1,200,000	1,200,610
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 2.99% 7/11/23 (b)(c)	1,300,000	1,301,184
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 3.09% 8/1/23 (b)(c)	1,250,000	1,252,132
Sumitomo Mitsui Trust Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 2.9% 2/8/23 (b)(c)	1,250,000	1,251,236
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 3.02% 8/3/23 (b)(c)	1,250,000	1,251,590
TOTAL CERTIFICATES OF DEPOSIT
(Cost $32,750,000)		32,764,254

Commercial Paper - 7.9%
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.97% 7/11/23 (b)(c)	1,300,000	1,300,010
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.89% 8/25/23 (b)(c)	1,000,000	999,918
BofA Securities, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 2.83% 9/19/22 (b)(c)	1,200,000	1,200,222
Enel Finance America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 3.09% 10/27/22 (b)(c)	1,300,000	1,300,315
yankee 0.4% 9/22/22	900,000	898,531
3.63% 10/24/22	1,250,000	1,244,323
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.97% 4/28/23 (b)(c)	1,250,000	1,251,891
General Motors Financial Co., Inc. 2.9% 9/6/22	800,000	799,636
HSBC U.S.A., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.64% 2/1/23 (b)(c)	1,250,000	1,248,837
0.33% 9/13/22	800,000	799,313
0.33% 10/4/22	900,000	897,826
National Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 2.85% 1/19/23 (b)(c)	1,250,000	1,250,947
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 2.96% 4/26/23 (b)(c)	1,250,000	1,251,586
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 2.88% 2/23/23 (b)(c)	1,500,000	1,500,003
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 2.95% 7/7/23 (b)(c)	1,200,000	1,200,011
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 3.04% 7/27/23 (b)(c)	1,250,000	1,251,787
Svenska Handelsbanken AB U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 2.87% 3/1/23 (b)(c)	1,300,000	1,301,430
UBS AG London Branch yankee 0.45% 9/7/22	1,500,000	1,499,320
TOTAL COMMERCIAL PAPER
(Cost $21,192,313)		21,195,906
	Shares	Value

Money Market Funds - 12.7%
Fidelity Cash Central Fund 2.33% (d)
(Cost $34,197,255)	34,190,417	34,197,255
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $269,005,414)		267,853,586
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,235,310
NET ASSETS - 100%		$269,088,896

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,497,188 or 18.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$23,844,108	$171,016,623	$160,663,476	$198,852	$--	$--	$34,197,255	0.1%
Total	$23,844,108	$171,016,623	$160,663,476	$198,852	$--	$--	$34,197,255

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$166,442,750	$--	$166,442,750	$--
U.S. Government and Government Agency Obligations	13,253,421	--	13,253,421	--
Certificates of Deposit	32,764,254	--	32,764,254	--
Commercial Paper	21,195,906	--	21,195,906	--
Money Market Funds	34,197,255	34,197,255	--	--
Total Investments in Securities:	$267,853,586	$34,197,255	$233,656,331	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $234,808,159)	$233,656,331
Fidelity Central Funds (cost $34,197,255)	34,197,255
Total Investment in Securities (cost $269,005,414)		$267,853,586
Cash		1,912
Receivable for fund shares sold		380,986
Interest receivable		1,031,495
Distributions receivable from Fidelity Central Funds		74,719
Total assets		269,342,698
Liabilities
Payable for fund shares redeemed	$253,493
Distributions payable	309
Total liabilities		253,802
Net Assets		$269,088,896
Net Assets consist of:
Paid in capital		$270,316,432
Total accumulated earnings (loss)		(1,227,536)
Net Assets		$269,088,896
Net Asset Value, offering price and redemption price per share ($269,088,896 ÷ 26,994,083 shares)		$9.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$1,847,577
Income from Fidelity Central Funds		198,852
Total income		2,046,429
Expenses
Independent trustees' fees and expenses	$767
Total expenses		767
Net investment income (loss)		2,045,662
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(73,772)
Total net realized gain (loss)		(73,772)
Change in net unrealized appreciation (depreciation) on investment securities		(1,369,367)
Net gain (loss)		(1,443,139)
Net increase (decrease) in net assets resulting from operations		$602,523

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,045,662	$868,131
Net realized gain (loss)	(73,772)	18,535
Change in net unrealized appreciation (depreciation)	(1,369,367)	(185,239)
Net increase (decrease) in net assets resulting from operations	602,523	701,427
Distributions to shareholders	(2,060,079)	(894,244)
Share transactions
Proceeds from sales of shares	165,995,696	147,570,342
Reinvestment of distributions	2,058,814	893,334
Cost of shares redeemed	(110,374,386)	(58,711,655)
Net increase (decrease) in net assets resulting from share transactions	57,680,124	89,752,021
Total increase (decrease) in net assets	56,222,568	89,559,204
Net Assets
Beginning of period	212,866,328	123,307,124
End of period	$269,088,896	$212,866,328
Other Information
Shares
Sold	16,617,311	14,711,509
Issued in reinvestment of distributions	206,355	89,120
Redeemed	(11,056,320)	(5,853,071)
Net increase (decrease)	5,767,346	8,947,558

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.04	$10.01	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.083	.053	.169	.275	.059
Net realized and unrealized gain (loss)	(.062)	(.006)	.039	.002	.007
Total from investment operations	.021	.047	.208	.277	.066
Distributions from net investment income	(.080)	(.055)	(.178)	(.287)	(.046)
Distributions from net realized gain	(.001)	(.002)	–	–	–
Total distributions	(.081)	(.057)	(.178)	(.287)	(.046)
Net asset value, end of period	$9.97	$10.03	$10.04	$10.01	$10.02
Total ReturnD	.22%	.47%	2.10%	2.80%	.66%
Ratios to Average Net AssetsC,E,F
Expenses before reductionsG	-%	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	-%	-%	- %H
Net investment income (loss)	.83%	.53%	1.69%	2.76%	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$269,089	$212,866	$123,307	$75,592	$50,887
Portfolio turnover rateI	60%	40%	44%	12%	10%J

 A For the period May 31, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$61,262
Gross unrealized depreciation	(1,213,091)
Net unrealized appreciation (depreciation)	$(1,151,829)
Tax Cost	$269,005,415

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(73,772)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,151,829)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(73,772)
Long-term	-
Total capital loss carryforward	$(73,772)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$2,037,994	$ 894,244
Long-term Capital Gains	22,085	-
Total	$2,060,079	$ 894,244

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Bond Fund	121,396,141	81,508,332

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Conservative Income Bond Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Conservative Income Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from May 31, 2018 (commencement of operations) through August 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from May 31, 2018 (commencement of operations) through August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 13, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Flex Conservative Income Bond Fund	- %-C
Actual		$1,000.00	$1,004.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 2.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $622,956 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $828,428 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

ZCI-ANN-1022
1.9887609.104

Fidelity® Series Bond Index Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity® Series Bond Index	(11.57)%	(0.11)%

 A From April 26, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Bond Index Fund on April 26, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

11,500
11,250
11,000
10,750
10,500
10,250
10,000
$9,900
2019
2020
2021
2022

Period Ending Values
$9,962	Fidelity® Series Bond Index
$9,974	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:   For the fiscal year ending August 31, 2022, the fund returned -11.57%, roughly matching the -11.52% return of the benchmark, the Bloomberg U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 12,600) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. Returns for all major categories of U.S. bonds were solidly negative for the year. Bond yields rose and prices fell as the U.S. Federal Reserve aggressively tightened monetary policy with interest rate hikes. The central bank raised the federal funds rate from zero at the start of the reporting period to a range of 2.25% to 2.50% by period end. Government bonds, including U.S. Treasuries, agency debentures and government agency-backed mortgage securities, outpaced riskier segments, like corporate-backed credit. Longer-term bonds suffered steeper declines than their shorter-term counterparts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	69.7%
AAA	3.9%
AA	2.5%
A	12.0%
BBB	11.6%
BB and Below	0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*
Corporate Bonds	25.2%
U.S. Government and U.S. Government Agency Obligations	69.7%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	0.8%
Municipal Bonds	0.6%
Other Investments	3.3%

 * Foreign investments - 7.5%

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.25% 2/1/32	$3,000,000	$2,420,959
2.55% 12/1/33	5,000,000	3,983,834
2.75% 6/1/31	3,000,000	2,570,312
2.95% 7/15/26	1,425,000	1,356,193
3.5% 6/1/41	1,500,000	1,182,341
3.55% 9/15/55	11,721,000	8,582,016
3.65% 6/1/51	1,950,000	1,492,114
3.65% 9/15/59	8,327,000	6,036,007
3.8% 2/15/27	1,604,000	1,573,392
3.85% 6/1/60	2,670,000	2,025,305
4.3% 2/15/30	18,240,000	17,495,598
4.35% 3/1/29	3,665,000	3,575,452
4.35% 6/15/45	1,141,000	983,802
4.5% 3/9/48	1,460,000	1,280,243
4.65% 6/1/44	1,403,000	1,258,489
5.45% 3/1/47	1,500,000	1,522,286
Bell Canada 4.464% 4/1/48	2,540,000	2,330,643
British Telecommunications PLC 9.625% 12/15/30 (a)	3,618,000	4,458,797
Deutsche Telekom International Financial BV 8.75% 6/15/30 (a)	4,399,000	5,401,549
Orange SA 5.5% 2/6/44	535,000	560,289
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,316,398
4.665% 3/6/38	1,050,000	909,913
5.213% 3/8/47	3,871,000	3,348,712
5.52% 3/1/49	600,000	538,684
7.045% 6/20/36	1,564,000	1,709,691
Telefonica Europe BV 8.25% 9/15/30	1,000,000	1,164,626
TELUS Corp. 3.4% 5/13/32	3,000,000	2,660,293
Verizon Communications, Inc.:
1.5% 9/18/30	3,600,000	2,867,081
1.68% 10/30/30	2,598,000	2,065,677
2.355% 3/15/32	7,035,000	5,771,566
2.55% 3/21/31	4,000,000	3,380,815
2.987% 10/30/56	5,453,000	3,665,491
3.15% 3/22/30	6,172,000	5,527,876
3.55% 3/22/51	11,000,000	8,644,804
3.7% 3/22/61	1,140,000	878,869
4.016% 12/3/29	5,000,000	4,797,189
4.125% 3/16/27	1,247,000	1,238,705
4.272% 1/15/36	4,327,000	3,988,500
4.4% 11/1/34	673,000	636,572
4.75% 11/1/41	178,000	168,449
5.012% 4/15/49	205,000	203,502
5.012% 8/21/54	2,238,000	2,244,358
5.5% 3/16/47	572,000	597,094
		129,414,486
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	1,800,000	1,217,674
The Walt Disney Co.:
2% 9/1/29	77,000	66,515
2.65% 1/13/31	5,000,000	4,407,643
2.75% 9/1/49	4,076,000	2,926,185
3.5% 5/13/40	1,000,000	852,054
3.6% 1/13/51	1,000,000	837,440
3.7% 10/15/25	1,247,000	1,238,437
3.8% 5/13/60	1,000,000	840,989
4.7% 3/23/50	2,257,000	2,257,127
5.4% 10/1/43	691,000	739,440
6.15% 3/1/37	705,000	792,099
6.15% 2/15/41	1,872,000	2,141,528
		18,317,131
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	1,400,000	1,279,303
1.1% 8/15/30	2,700,000	2,199,133
1.9% 8/15/40	1,792,000	1,263,674
1.998% 8/15/26	410,000	386,004
2.05% 8/15/50	2,700,000	1,779,288
Baidu, Inc.:
1.72% 4/9/26	8,500,000	7,712,093
4.375% 5/14/24	1,000,000	998,960
Meta Platforms, Inc.:
3.5% 8/15/27 (b)	1,600,000	1,550,031
3.85% 8/15/32 (b)	1,600,000	1,504,689
4.45% 8/15/52 (b)	4,000,000	3,640,902
		22,314,077
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	5,200,000	3,603,328
3.7% 4/1/51	700,000	467,072
3.75% 2/15/28	3,250,000	3,008,939
3.85% 4/1/61	4,200,000	2,686,272
4.2% 3/15/28	1,961,000	1,848,792
4.4% 4/1/33	1,300,000	1,149,216
4.4% 12/1/61	2,040,000	1,434,718
4.5% 2/1/24	14,500,000	14,500,270
4.908% 7/23/25	4,223,000	4,208,525
5.125% 7/1/49	2,445,000	1,983,762
5.375% 5/1/47	2,900,000	2,471,635
5.75% 4/1/48	933,000	830,179
6.384% 10/23/35	2,397,000	2,372,623
6.484% 10/23/45	836,000	797,992
Comcast Corp.:
1.95% 1/15/31	90,000	74,711
2.35% 1/15/27	4,242,000	3,949,756
2.65% 2/1/30	1,500,000	1,326,210
2.887% 11/1/51	3,321,000	2,338,169
2.937% 11/1/56	11,149,000	7,553,618
2.987% 11/1/63	6,882,000	4,601,638
3.15% 3/1/26	891,000	867,137
3.3% 2/1/27	5,722,000	5,523,388
3.375% 8/15/25	2,442,000	2,401,412
3.45% 2/1/50	2,000,000	1,576,943
3.7% 4/15/24	1,848,000	1,841,800
3.9% 3/1/38	2,000,000	1,797,947
3.969% 11/1/47	926,000	795,304
4% 3/1/48	2,139,000	1,834,522
4.15% 10/15/28	60,000	59,477
4.25% 10/15/30	5,000,000	4,916,212
4.75% 3/1/44	2,100,000	2,015,946
6.45% 3/15/37	1,000,000	1,153,591
Discovery Communications LLC:
3.25% 4/1/23	416,000	413,548
3.625% 5/15/30	3,200,000	2,803,558
4% 9/15/55	1,031,000	683,041
4.65% 5/15/50	2,100,000	1,595,357
5.2% 9/20/47	1,497,000	1,225,902
5.3% 5/15/49	800,000	663,153
Fox Corp.:
4.709% 1/25/29	1,850,000	1,830,854
5.476% 1/25/39	1,478,000	1,452,930
5.576% 1/25/49	1,660,000	1,604,969
Grupo Televisa SA de CV:
5% 5/13/45	1,100,000	1,015,300
5.25% 5/24/49	2,360,000	2,289,643
Magallanes, Inc.:
4.279% 3/15/32 (b)	5,299,000	4,617,198
5.05% 3/15/42 (b)	2,800,000	2,289,032
5.141% 3/15/52 (b)	8,426,000	6,744,143
Paramount Global:
3.375% 2/15/28	1,880,000	1,755,258
4% 1/15/26	1,069,000	1,051,784
4.375% 3/15/43	470,000	354,663
4.6% 1/15/45	1,301,000	1,009,599
4.95% 1/15/31	2,300,000	2,176,922
4.95% 5/19/50	1,440,000	1,175,589
5.85% 9/1/43	2,611,000	2,369,182
Time Warner Cable LLC:
4.5% 9/15/42	1,961,000	1,482,220
5.875% 11/15/40	2,300,000	2,060,469
6.55% 5/1/37	1,040,000	1,021,543
7.3% 7/1/38	713,000	732,462
Time Warner Entertainment Co. LP 8.375% 7/15/33	2,300,000	2,648,414
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	839,512
3% 7/30/46	802,000	609,867
3.15% 9/17/25	1,688,000	1,650,081
4.125% 6/1/44	1,016,000	932,033
		137,089,330
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.625% 4/22/29	1,903,000	1,786,203
4.375% 7/16/42	2,510,000	2,239,861
6.125% 11/15/37	1,491,000	1,599,377
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	419,202
3.625% 12/15/25	356,000	345,712
3.7% 11/15/49	1,300,000	985,001
4.1% 10/1/23	1,860,000	1,860,016
4.3% 2/15/48	1,850,000	1,533,978
5.45% 10/1/43	1,029,000	991,131
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	2,700,000	2,343,271
3.3% 2/15/51	7,500,000	5,370,877
3.5% 4/15/25	4,990,000	4,872,683
3.6% 11/15/60	1,200,000	863,658
3.75% 4/15/27	10,000,000	9,589,007
3.875% 4/15/30	7,550,000	6,977,913
Vodafone Group PLC:
4.375% 5/30/28	6,205,000	6,132,680
5% 5/30/38	701,000	664,665
5.125% 6/19/59	3,600,000	3,328,746
5.25% 5/30/48	2,907,000	2,683,309
		54,587,290

TOTAL COMMUNICATION SERVICES		361,722,314

CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Lear Corp. 5.25% 5/15/49	1,120,000	983,718
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	1,030,000	954,013
1.8% 1/13/31	2,300,000	1,887,915
2.15% 9/10/24	3,830,000	3,702,734
2.3% 9/9/26	891,000	831,107
3.55% 1/12/24	4,350,000	4,335,226
General Motors Co.:
4.2% 10/1/27	1,000,000	960,407
4.875% 10/2/23	4,100,000	4,120,607
5% 10/1/28	248,000	241,061
5.15% 4/1/38	1,500,000	1,318,552
5.2% 4/1/45	761,000	640,211
5.95% 4/1/49	2,178,000	2,022,318
6.6% 4/1/36	2,041,000	2,059,472
6.75% 4/1/46	1,275,000	1,278,978
General Motors Financial Co., Inc.:
2.7% 6/10/31	1,100,000	863,249
2.9% 2/26/25	1,050,000	1,002,122
3.25% 1/5/23	1,284,000	1,282,088
3.5% 11/7/24	1,000,000	979,696
3.85% 1/5/28	1,247,000	1,145,028
4% 1/15/25	2,629,000	2,596,040
4% 10/6/26	656,000	629,884
4.3% 7/13/25	2,210,000	2,182,574
4.35% 1/17/27	1,425,000	1,375,935
5% 4/9/27	3,300,000	3,255,429
5.1% 1/17/24	6,462,000	6,517,174
5.65% 1/17/29	3,507,000	3,500,341
Honda Motor Co. Ltd. 2.534% 3/10/27	5,000,000	4,670,984
Toyota Motor Corp. 1.339% 3/25/26	1,700,000	1,555,285
		55,908,430
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,000,000	839,782
Duke University 2.832% 10/1/55	850,000	635,381
George Washington University:
4.126% 9/15/48	3,000,000	2,741,267
4.3% 9/15/44	356,000	323,153
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	829,000	797,186
4.3% 2/21/48	886,000	750,002
Massachusetts Institute of Technology:
2.989% 7/1/50	3,250,000	2,607,460
3.885% 7/1/2116	504,000	405,611
3.959% 7/1/38	842,000	810,856
Northwestern University:
3.662% 12/1/57	2,000,000	1,721,298
4.643% 12/1/44	597,000	609,487
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	707,782
3.619% 10/1/37	178,000	164,846
Rice University 3.774% 5/15/55	340,000	307,141
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	207,678
University Notre Dame du Lac 3.438% 2/15/45	593,000	521,038
University of Chicago 3% 10/1/52	1,100,000	850,453
University of Southern California:
2.945% 10/1/51	5,000,000	3,784,462
5.25% 10/1/2111	356,000	368,991
		19,153,874
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 2.95% 3/15/31	4,240,000	3,546,913
Marriott International, Inc.:
3.5% 10/15/32	4,080,000	3,490,569
5.75% 5/1/25	2,800,000	2,879,226
McDonald's Corp.:
3.6% 7/1/30	1,350,000	1,279,971
3.625% 9/1/49	6,943,000	5,621,606
3.7% 1/30/26	3,007,000	2,977,698
4.45% 3/1/47	1,013,000	939,986
4.875% 12/9/45	968,000	947,846
6.3% 3/1/38	1,256,000	1,425,322
Metropolitan Museum of Art 3.4% 7/1/45	535,000	458,352
Starbucks Corp.:
2.25% 3/12/30	2,716,000	2,304,116
2.45% 6/15/26	1,782,000	1,689,016
2.55% 11/15/30	1,880,000	1,608,979
3.5% 3/1/28	1,000,000	963,000
3.5% 11/15/50	1,700,000	1,308,327
3.8% 8/15/25	1,239,000	1,233,718
3.85% 10/1/23	335,000	335,365
4% 11/15/28	2,547,000	2,489,089
4.5% 11/15/48	837,000	758,914
		36,258,013
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	4,810,000	4,002,449
3.15% 2/9/51	4,960,000	3,302,864
3.6% 11/28/24	1,000,000	984,460
4% 12/6/37	2,100,000	1,758,015
Amazon.com, Inc.:
0.8% 6/3/25	2,000,000	1,847,960
1% 5/12/26	3,900,000	3,531,218
1.5% 6/3/30	4,000,000	3,328,072
2.1% 5/12/31	3,900,000	3,355,269
2.4% 2/22/23	2,825,000	2,811,708
2.5% 6/3/50	5,197,000	3,615,714
2.8% 8/22/24	1,155,000	1,140,646
3.1% 5/12/51	3,900,000	3,038,667
3.15% 8/22/27	6,864,000	6,627,797
3.875% 8/22/37	4,601,000	4,317,380
4.05% 8/22/47	3,346,000	3,104,726
4.1% 4/13/62	1,000,000	900,022
4.25% 8/22/57	1,183,000	1,110,120
4.8% 12/5/34	1,069,000	1,127,498
eBay, Inc.:
1.4% 5/10/26	2,926,000	2,638,195
1.9% 3/11/25	6,540,000	6,173,655
		58,716,435
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	5,340,000	5,087,754
Multiline Retail - 0.1%
Dollar Tree, Inc. 4% 5/15/25	1,425,000	1,411,389
Kohl's Corp.:
4.25% 7/17/25	2,179,000	2,088,523
9.5% 5/15/25	1,306,000	1,355,334
Target Corp.:
2.25% 4/15/25	15,000,000	14,411,012
3.9% 11/15/47	1,549,000	1,377,142
4% 7/1/42	1,247,000	1,144,560
		21,787,960
Specialty Retail - 0.4%
AutoZone, Inc.:
3.125% 7/15/23	682,000	677,521
3.25% 4/15/25	713,000	692,353
3.75% 6/1/27	1,034,000	1,009,530
Lowe's Companies, Inc.:
1.3% 4/15/28	2,000,000	1,696,880
1.7% 10/15/30	3,300,000	2,645,021
3.65% 4/5/29	1,909,000	1,803,153
3.7% 4/15/46	624,000	495,743
3.75% 4/1/32	1,000,000	920,921
4.05% 5/3/47	2,050,000	1,709,602
4.55% 4/5/49	1,688,000	1,508,668
4.65% 4/15/42	1,158,000	1,076,500
5% 4/15/40	2,280,000	2,206,736
5.125% 4/15/50	1,200,000	1,164,549
O'Reilly Automotive, Inc.:
3.85% 6/15/23	504,000	503,490
4.7% 6/15/32	2,300,000	2,278,118
The Home Depot, Inc.:
1.375% 3/15/31	5,900,000	4,733,685
2.375% 3/15/51	2,500,000	1,641,727
2.5% 4/15/27	3,300,000	3,116,673
2.8% 9/14/27	891,000	846,229
2.875% 4/15/27	5,000,000	4,809,638
2.95% 6/15/29	4,000,000	3,734,340
3% 4/1/26	1,788,000	1,735,682
3.125% 12/15/49	1,483,000	1,137,737
3.75% 2/15/24	1,198,000	1,200,843
3.9% 12/6/28	1,027,000	1,018,039
3.9% 6/15/47	1,529,000	1,344,299
4.2% 4/1/43	281,000	257,740
4.25% 4/1/46	584,000	541,288
4.5% 12/6/48	2,879,000	2,802,738
4.875% 2/15/44	513,000	514,827
5.875% 12/16/36	3,154,000	3,541,483
5.95% 4/1/41	1,300,000	1,456,617
TJX Companies, Inc. 1.6% 5/15/31	5,125,000	4,123,788
		58,946,158
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	10,010,000	9,686,277
2.85% 3/27/30	1,110,000	1,019,908
3.25% 3/27/40	4,500,000	3,814,723
3.375% 11/1/46	802,000	677,193
		15,198,101

TOTAL CONSUMER DISCRETIONARY		272,040,443

CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	5,540,000	5,359,882
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	1,025,000	944,196
4.7% 2/1/36	868,000	839,779
4.9% 2/1/46	3,240,000	3,075,920
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	1,318,000	1,171,588
4.6% 4/15/48	3,342,000	3,031,000
4.6% 6/1/60	1,372,000	1,217,052
4.95% 1/15/42	2,400,000	2,345,886
5.55% 1/23/49	7,412,000	7,706,353
5.8% 1/23/59 (Reg. S)	5,127,000	5,468,228
8.2% 1/15/39	499,000	648,465
Constellation Brands, Inc.:
2.875% 5/1/30	2,300,000	2,003,800
3.15% 8/1/29	366,000	329,047
3.5% 5/9/27	1,782,000	1,702,571
3.7% 12/6/26	1,346,000	1,303,160
4.5% 5/9/47	1,400,000	1,240,515
Diageo Capital PLC:
1.375% 9/29/25	2,400,000	2,222,708
2% 4/29/30	2,600,000	2,222,584
5.875% 9/30/36	1,300,000	1,440,537
Dr. Pepper Snapple Group, Inc. 3.8% 5/1/50	2,400,000	1,866,207
Molson Coors Beverage Co.:
3% 7/15/26	3,101,000	2,905,158
4.2% 7/15/46	2,358,000	1,940,971
PepsiCo, Inc.:
1.625% 5/1/30	3,571,000	3,012,808
2.375% 10/6/26	1,203,000	1,140,835
3% 10/15/27	45,000	43,504
3.6% 3/1/24	7,300,000	7,306,691
3.875% 3/19/60	2,400,000	2,284,113
4% 5/2/47	3,200,000	3,006,149
4.25% 10/22/44	1,069,000	1,017,306
4.45% 4/14/46	1,034,000	1,033,190
The Coca-Cola Co.:
1.65% 6/1/30	1,500,000	1,266,144
2.25% 1/5/32	5,370,000	4,670,194
2.5% 6/1/40	1,500,000	1,157,300
2.5% 3/15/51	1,500,000	1,065,665
2.6% 6/1/50	1,500,000	1,091,889
2.75% 6/1/60	1,500,000	1,068,741
		80,150,136
Food & Staples Retailing - 0.2%
Costco Wholesale Corp. 2.75% 5/18/24	1,069,000	1,059,594
Kroger Co.:
1.7% 1/15/31	4,600,000	3,664,714
2.65% 10/15/26	508,000	479,577
3.5% 2/1/26	713,000	698,177
4.45% 2/1/47	2,100,000	1,905,949
5.15% 8/1/43	485,000	473,667
5.4% 1/15/49	1,161,000	1,198,780
Sysco Corp.:
3.3% 7/15/26	584,000	565,160
3.3% 2/15/50	1,700,000	1,251,881
3.75% 10/1/25	1,016,000	1,004,692
6.6% 4/1/40	2,600,000	2,985,339
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	2,600,000	2,316,747
3.45% 6/1/26	3,591,000	3,482,085
4.65% 6/1/46	980,000	838,803
4.8% 11/18/44	1,607,000	1,406,853
Walmart, Inc.:
2.85% 7/8/24	2,000,000	1,973,562
3.3% 4/22/24	787,000	783,409
3.4% 6/26/23	68,000	68,172
3.625% 12/15/47	2,215,000	1,975,030
3.7% 6/26/28	2,192,000	2,167,321
4.05% 6/29/48	4,969,000	4,765,141
4.3% 4/22/44	1,069,000	1,021,452
5.25% 9/1/35	1,540,000	1,688,101
5.625% 4/1/40	356,000	405,134
5.625% 4/15/41	820,000	931,516
6.5% 8/15/37	1,475,000	1,830,083
		40,940,939
Food Products - 0.4%
Archer Daniels Midland Co.:
3.25% 3/27/30	6,980,000	6,567,611
4.5% 3/15/49	1,300,000	1,310,472
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000,000	1,678,582
Campbell Soup Co. 4.8% 3/15/48	2,496,000	2,322,302
Conagra Brands, Inc.:
3.2% 1/25/23	819,000	816,653
4.85% 11/1/28	2,429,000	2,403,523
5.3% 11/1/38	2,484,000	2,360,896
5.4% 11/1/48	324,000	309,111
General Mills, Inc.:
3% 2/1/51	803,000	586,015
4.2% 4/17/28	3,066,000	3,049,282
Kellogg Co.:
3.25% 4/1/26	663,000	643,323
4.3% 5/15/28	1,069,000	1,056,923
Kraft Heinz Foods Co.:
3.75% 4/1/30	2,900,000	2,687,127
3.875% 5/15/27	18,800,000	18,168,209
6.875% 1/26/39	3,300,000	3,630,372
Mondelez International, Inc. 2.625% 9/4/50	1,900,000	1,275,873
Tyson Foods, Inc.:
4% 3/1/26	1,314,000	1,299,092
4.35% 3/1/29	4,604,000	4,542,558
5.1% 9/28/48	2,436,000	2,408,795
Unilever Capital Corp.:
1.375% 9/14/30	3,597,000	2,901,162
1.75% 8/12/31	4,100,000	3,360,015
2% 7/28/26	284,000	265,480
3.1% 7/30/25	517,000	507,252
		64,150,628
Household Products - 0.2%
Colgate-Palmolive Co.:
3.25% 3/15/24	1,782,000	1,772,754
4% 8/15/45	1,000,000	915,414
Kimberly-Clark Corp.:
1.05% 9/15/27	3,500,000	3,063,766
2.4% 6/1/23	1,425,000	1,413,163
3.05% 8/15/25	4,000,000	3,910,553
3.2% 4/25/29	3,610,000	3,414,281
3.2% 7/30/46	445,000	357,137
Procter & Gamble Co.:
2.45% 11/3/26	3,400,000	3,263,106
2.8% 3/25/27	4,860,000	4,680,175
2.85% 8/11/27	802,000	770,062
3% 3/25/30	8,500,000	7,999,237
3.1% 8/15/23	1,782,000	1,774,283
		33,333,931
Personal Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	4,300,000	3,622,193
4.15% 3/15/47	1,300,000	1,191,791
		4,813,984
Tobacco - 0.2%
Altria Group, Inc.:
2.45% 2/4/32	1,100,000	831,386
3.4% 5/6/30	1,570,000	1,361,312
3.8% 2/14/24	829,000	826,921
4.25% 8/9/42	1,744,000	1,306,858
4.8% 2/14/29	2,465,000	2,386,971
5.375% 1/31/44	1,000,000	882,831
5.8% 2/14/39	4,010,000	3,708,746
5.95% 2/14/49	1,854,000	1,663,992
BAT Capital Corp.:
3.222% 8/15/24	1,836,000	1,793,398
3.462% 9/6/29	3,400,000	2,935,315
3.557% 8/15/27	3,773,000	3,466,079
4.54% 8/15/47	2,983,000	2,177,426
4.7% 4/2/27	2,000,000	1,946,080
4.758% 9/6/49	2,900,000	2,178,084
4.906% 4/2/30	2,700,000	2,542,737
BAT International Finance PLC 1.668% 3/25/26	1,000,000	890,392
Philip Morris International, Inc.:
2.125% 5/10/23	553,000	547,415
2.75% 2/25/26	668,000	633,807
3.375% 8/15/29	2,800,000	2,517,384
3.6% 11/15/23	654,000	652,470
3.875% 8/21/42	860,000	646,754
4.125% 3/4/43	2,532,000	1,991,372
4.875% 11/15/43	1,069,000	927,825
6.375% 5/16/38	258,000	266,927
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,247,100
4.85% 9/15/23	321,000	322,815
5.7% 8/15/35	1,000,000	922,047
5.85% 8/15/45	756,000	638,750
7.25% 6/15/37	1,287,000	1,322,626
		43,535,820

TOTAL CONSUMER STAPLES		266,925,438

ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	4,181,000	3,476,328
5.125% 9/15/40	356,000	344,139
Halliburton Co.:
3.8% 11/15/25	46,000	45,511
5% 11/15/45	1,344,000	1,224,289
6.7% 9/15/38	2,780,000	3,020,338
7.45% 9/15/39	267,000	309,101
		8,419,706
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp. 5.1% 9/1/40	535,000	454,750
Boardwalk Pipelines LP 4.95% 12/15/24	846,000	850,799
BP Capital Markets PLC:
2.5% 11/6/22	535,000	534,267
3.279% 9/19/27	670,000	641,558
Canadian Natural Resources Ltd.:
2.95% 1/15/23	420,000	417,779
2.95% 7/15/30	4,300,000	3,745,522
3.9% 2/1/25	335,000	329,551
4.95% 6/1/47	1,141,000	1,079,087
6.25% 3/15/38	1,221,000	1,275,673
Cenovus Energy, Inc.:
2.65% 1/15/32	3,000,000	2,462,279
4.25% 4/15/27	1,693,000	1,667,631
5.4% 6/15/47	1,676,000	1,624,092
6.75% 11/15/39	1,556,000	1,700,943
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/29	3,730,000	3,427,802
Chevron Corp.:
1.554% 5/11/25	1,300,000	1,226,681
2.236% 5/11/30	100,000	87,618
2.895% 3/3/24	4,194,000	4,149,705
2.954% 5/16/26	1,961,000	1,899,394
2.978% 5/11/40	1,300,000	1,026,482
3.078% 5/11/50	1,300,000	1,034,610
Chevron U.S.A., Inc.:
4.2% 10/15/49	1,100,000	997,419
4.95% 8/15/47	2,459,000	2,487,031
Columbia Pipeline Group, Inc. 4.5% 6/1/25	593,000	590,590
ConocoPhillips Co.:
4.875% 10/1/47	1,400,000	1,382,037
5.95% 3/15/46	1,069,000	1,216,108
6.5% 2/1/39	3,342,000	3,925,322
DCP Midstream Operating LP 3.875% 3/15/23	673,000	671,318
Devon Energy Corp.:
5% 6/15/45	4,024,000	3,706,315
5.6% 7/15/41	513,000	506,988
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	2,300,000	1,834,224
Enbridge, Inc.:
3.4% 8/1/51	2,030,000	1,514,367
3.5% 6/10/24	504,000	498,140
5.5% 12/1/46	2,582,000	2,645,149
Energy Transfer LP:
3.9% 5/15/24 (a)	1,000,000	986,158
3.9% 7/15/26	1,340,000	1,281,658
4.95% 6/15/28	1,681,000	1,652,186
5% 5/15/44 (a)	1,200,000	1,022,127
5% 5/15/50	900,000	772,372
5.15% 3/15/45	1,425,000	1,228,698
5.25% 4/15/29	3,400,000	3,314,857
5.3% 4/1/44	1,034,000	906,667
5.4% 10/1/47	980,000	873,073
5.5% 6/1/27	300,000	303,023
5.8% 6/15/38	5,730,000	5,365,756
6% 6/15/48	3,656,000	3,474,722
6.25% 4/15/49	105,000	102,886
Enterprise Products Operating LP:
3.3% 2/15/53	500,000	370,881
3.7% 2/15/26	316,000	312,053
3.95% 2/15/27	4,613,000	4,562,248
3.95% 1/31/60	2,310,000	1,800,261
4.2% 1/31/50	2,500,000	2,119,946
4.25% 2/15/48	5,064,000	4,320,636
4.8% 2/1/49	265,000	243,700
4.85% 8/15/42	445,000	418,319
4.85% 3/15/44	891,000	822,521
4.9% 5/15/46	763,000	711,486
5.7% 2/15/42	356,000	362,219
7.55% 4/15/38	356,000	418,993
EOG Resources, Inc. 4.15% 1/15/26	998,000	998,901
Equinor ASA:
2.375% 5/22/30	2,880,000	2,527,205
3.125% 4/6/30	3,353,000	3,101,572
3.25% 11/18/49	1,250,000	998,635
3.625% 9/10/28	2,153,000	2,100,598
3.7% 3/1/24	651,000	650,722
3.7% 4/6/50	3,000,000	2,604,249
3.95% 5/15/43	1,000,000	902,948
5.1% 8/17/40	356,000	370,041
Exxon Mobil Corp.:
1.571% 4/15/23	19,700,000	19,479,364
2.726% 3/1/23	1,782,000	1,777,328
3.043% 3/1/26	1,484,000	1,445,168
3.452% 4/15/51	3,000,000	2,475,653
3.482% 3/19/30	10,000,000	9,570,455
3.567% 3/6/45	1,186,000	1,003,722
4.227% 3/19/40	2,310,000	2,195,243
Hess Corp.:
3.5% 7/15/24	677,000	666,827
4.3% 4/1/27	2,800,000	2,733,697
5.6% 2/15/41	606,000	584,668
6% 1/15/40	1,000,000	1,018,270
7.125% 3/15/33	2,500,000	2,770,152
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	2,175,000	2,170,105
3.5% 9/1/23	356,000	354,259
4.7% 11/1/42	677,000	581,807
5% 3/1/43	178,000	161,127
5.4% 9/1/44	2,700,000	2,498,500
5.5% 3/1/44	1,247,000	1,164,214
5.625% 9/1/41	178,000	167,975
6.55% 9/15/40	535,000	554,214
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	1,734,892
5.2% 3/1/48	885,000	822,720
5.3% 12/1/34	1,524,000	1,491,532
5.55% 6/1/45	3,400,000	3,307,064
7.8% 8/1/31	1,200,000	1,385,539
Magellan Midstream Partners LP:
3.95% 3/1/50	1,590,000	1,249,293
4.25% 9/15/46	980,000	807,706
5% 3/1/26	535,000	542,109
Marathon Oil Corp.:
4.4% 7/15/27	3,070,000	2,981,026
5.2% 6/1/45	891,000	809,963
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	2,688,977
6.5% 3/1/41	178,000	191,997
MPLX LP:
4.125% 3/1/27	1,685,000	1,633,528
4.7% 4/15/48	3,476,000	2,965,835
4.8% 2/15/29	2,638,000	2,575,187
5.2% 3/1/47	1,091,000	993,967
5.5% 2/15/49	1,800,000	1,713,760
ONEOK, Inc.:
4.45% 9/1/49	1,110,000	888,317
4.95% 7/13/47	1,043,000	897,854
5.2% 7/15/48	538,000	480,434
6.35% 1/15/31	5,000,000	5,219,365
Ovintiv, Inc. 6.5% 2/1/38	2,591,000	2,654,547
Phillips 66 Co.:
3.15% 12/15/29 (b)	4,300,000	3,815,260
3.9% 3/15/28	4,400,000	4,216,689
4.65% 11/15/34	1,000,000	966,504
4.875% 11/15/44	178,000	170,328
5.875% 5/1/42	1,693,000	1,811,929
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	4,890,000	4,337,580
4.9% 2/15/45	339,000	274,249
6.65% 1/15/37	1,498,000	1,501,804
Sabine Pass Liquefaction LLC 5.875% 6/30/26	8,200,000	8,427,918
Shell International Finance BV:
2.375% 11/7/29	7,700,000	6,789,475
3.125% 11/7/49	3,000,000	2,332,379
3.25% 5/11/25	2,523,000	2,481,015
3.5% 11/13/23	9,747,000	9,727,284
4% 5/10/46	713,000	635,144
4.375% 5/11/45	3,970,000	3,708,034
4.55% 8/12/43	2,800,000	2,680,214
6.375% 12/15/38	748,000	870,003
Spectra Energy Partners LP 3.375% 10/15/26	2,907,000	2,769,519
Suncor Energy, Inc.:
4% 11/15/47	3,021,000	2,522,211
6.8% 5/15/38	1,505,000	1,658,822
6.85% 6/1/39	356,000	396,073
The Williams Companies, Inc.:
3.75% 6/15/27	4,163,000	4,016,762
4.85% 3/1/48	1,722,000	1,552,335
5.75% 6/24/44	339,000	342,207
Total Capital International SA:
2.7% 1/25/23	339,000	337,298
3.127% 5/29/50	600,000	462,578
3.455% 2/19/29	3,803,000	3,637,673
3.461% 7/12/49	1,500,000	1,230,271
3.75% 4/10/24	356,000	356,371
Total Capital SA 3.883% 10/11/28	7,780,000	7,599,042
TransCanada PipeLines Ltd.:
2.5% 10/12/31	4,700,000	3,856,060
4.75% 5/15/38	378,000	357,574
4.875% 1/15/26	891,000	898,626
4.875% 5/15/48	877,000	835,038
5.1% 3/15/49	1,836,000	1,818,505
6.1% 6/1/40	1,195,000	1,274,721
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	3,970,000	3,548,580
3.95% 5/15/50	970,000	803,893
4.45% 8/1/42	1,381,000	1,233,173
4.6% 3/15/48	713,000	646,456
Valero Energy Corp.:
2.8% 12/1/31	2,100,000	1,764,270
3.4% 9/15/26	2,720,000	2,652,680
4% 4/1/29	1,836,000	1,746,253
6.625% 6/15/37	966,000	1,048,130
		299,132,838

TOTAL ENERGY		307,552,544

FINANCIALS - 8.6%
Banks - 4.7%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	944,000	935,827
Banco Santander SA:
1.849% 3/25/26	4,400,000	3,914,706
2.749% 12/3/30	1,400,000	1,087,070
2.958% 3/25/31	4,400,000	3,593,503
3.225% 11/22/32 (a)	1,000,000	764,426
4.175% 3/24/28 (a)	1,000,000	938,386
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (a)(c)	15,400,000	14,440,604
1.658% 3/11/27 (a)	9,900,000	8,871,967
1.734% 7/22/27 (a)	7,800,000	6,921,346
2.087% 6/14/29 (a)	8,400,000	7,141,438
2.299% 7/21/32 (a)	3,700,000	2,953,529
2.456% 10/22/25 (a)	2,600,000	2,480,957
2.651% 3/11/32 (a)	9,900,000	8,207,915
2.676% 6/19/41 (a)	3,200,000	2,291,311
2.687% 4/22/32 (a)	5,100,000	4,227,884
2.831% 10/24/51 (a)	3,893,000	2,641,852
2.972% 7/21/52 (a)	2,700,000	1,885,116
3.004% 12/20/23 (a)	1,888,000	1,881,025
3.194% 7/23/30 (a)	2,934,000	2,611,607
3.248% 10/21/27	3,268,000	3,083,514
3.366% 1/23/26 (a)	8,569,000	8,285,255
3.419% 12/20/28 (a)	12,830,000	11,883,927
3.593% 7/21/28 (a)	1,978,000	1,861,967
3.705% 4/24/28 (a)	1,568,000	1,489,458
3.864% 7/23/24 (a)	4,331,000	4,307,744
3.974% 2/7/30 (a)	2,521,000	2,365,404
4% 4/1/24	867,000	868,193
4% 1/22/25	1,069,000	1,060,217
4.083% 3/20/51 (a)	3,250,000	2,786,476
4.1% 7/24/23	1,247,000	1,249,111
4.183% 11/25/27	918,000	895,036
4.2% 8/26/24	1,515,000	1,512,539
4.25% 10/22/26	713,000	702,246
4.271% 7/23/29 (a)	7,550,000	7,221,126
4.33% 3/15/50 (a)	2,333,000	2,086,335
4.443% 1/20/48 (a)	2,718,000	2,482,494
4.45% 3/3/26	2,317,000	2,307,578
4.948% 7/22/28 (a)	2,800,000	2,797,441
5% 1/21/44	958,000	930,357
5.875% 2/7/42	409,000	443,804
6.11% 1/29/37	1,224,000	1,297,499
7.75% 5/14/38	2,324,000	2,870,765
Bank of Montreal:
3.3% 2/5/24	11,100,000	10,993,968
3.803% 12/15/32 (a)	1,720,000	1,566,592
Bank of Nova Scotia:
3.4% 2/11/24	9,151,000	9,071,042
4.5% 12/16/25	2,830,000	2,822,512
Barclays PLC:
2.279% 11/24/27 (a)	4,700,000	4,127,753
2.852% 5/7/26 (a)	300,000	280,867
2.894% 11/24/32 (a)	4,700,000	3,686,284
3.564% 9/23/35 (a)	2,000,000	1,603,520
3.932% 5/7/25 (a)	572,000	559,153
4.337% 1/10/28	998,000	943,671
4.375% 1/12/26	711,000	696,900
4.836% 5/9/28	1,711,000	1,614,015
4.95% 1/10/47	3,320,000	3,052,266
4.972% 5/16/29 (a)	759,000	724,236
5.2% 5/12/26	2,580,000	2,560,272
5.25% 8/17/45	998,000	927,503
BB&T Corp. 3.875% 3/19/29	5,000,000	4,739,935
BPCE SA 4% 4/15/24	284,000	282,602
Canadian Imperial Bank of Commerce 3.6% 4/7/32	4,100,000	3,744,858
Capital One Bank NA 3.375% 2/15/23	345,000	344,228
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (a)(c)	3,565,000	3,558,642
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (a)(c)	10,206,000	9,471,838
1.122% 1/28/27 (a)	9,700,000	8,561,874
1.462% 6/9/27 (a)	9,250,000	8,160,160
2.561% 5/1/32 (a)	3,000,000	2,453,679
2.7% 10/27/22	17,500,000	17,495,966
3.668% 7/24/28 (a)	1,351,000	1,272,377
3.7% 1/12/26	1,984,000	1,935,625
3.75% 6/16/24	2,000,000	1,998,153
3.887% 1/10/28 (a)	802,000	767,862
3.98% 3/20/30 (a)	5,278,000	4,936,761
4.125% 7/25/28	2,752,000	2,623,865
4.3% 11/20/26	2,984,000	2,941,965
4.4% 6/10/25	713,000	709,886
4.6% 3/9/26	1,069,000	1,066,472
4.65% 7/30/45	2,930,000	2,687,777
4.75% 5/18/46	1,403,000	1,263,600
5.3% 5/6/44	356,000	346,451
5.316% 3/26/41 (a)	3,530,000	3,533,901
5.5% 9/13/25	891,000	914,069
5.875% 1/30/42	1,298,000	1,375,730
8.125% 7/15/39	3,263,000	4,260,663
Citizens Financial Group, Inc. 2.638% 9/30/32	337,000	268,046
Comerica, Inc. 3.8% 7/22/26	651,000	634,249
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	2,234,000	2,234,045
Export-Import Bank of Korea:
0.625% 2/9/26	5,100,000	4,564,176
1.125% 12/29/26	2,000,000	1,777,954
2.375% 6/25/24	2,000,000	1,947,617
2.875% 1/21/25	4,215,000	4,100,866
Fifth Third Bancorp:
2.55% 5/5/27	2,600,000	2,395,190
8.25% 3/1/38	371,000	478,256
HSBC Holdings PLC:
2.206% 8/17/29 (a)	5,590,000	4,626,270
2.633% 11/7/25 (a)	9,800,000	9,284,294
2.804% 5/24/32 (a)	5,730,000	4,545,925
2.848% 6/4/31 (a)	1,800,000	1,486,502
3.803% 3/11/25 (a)	9,504,000	9,322,280
3.9% 5/25/26	1,961,000	1,908,387
4.25% 8/18/25	998,000	982,864
4.292% 9/12/26 (a)	13,003,000	12,631,070
4.375% 11/23/26	3,716,000	3,635,548
4.762% 3/29/33 (a)	1,000,000	889,263
5.25% 3/14/44	654,000	596,187
6.1% 1/14/42	1,400,000	1,515,306
6.5% 5/2/36	807,000	842,985
6.5% 9/15/37	2,564,000	2,661,186
6.8% 6/1/38	2,600,000	2,769,700
HSBC U.S.A., Inc. 3.5% 6/23/24	1,247,000	1,234,376
Huntington Bancshares, Inc. 4.443% 8/4/28 (a)	2,000,000	1,954,658
ING Groep NV:
1.726% 4/1/27 (a)	2,300,000	2,036,611
2.727% 4/1/32 (a)	2,300,000	1,891,841
Japan Bank International Cooperation:
1.25% 1/21/31	8,076,000	6,656,637
1.875% 7/21/26	4,640,000	4,292,587
2.125% 2/10/25	284,000	273,452
2.25% 11/4/26	744,000	694,875
2.375% 11/16/22	2,048,000	2,045,217
2.375% 4/20/26	470,000	444,626
2.5% 5/23/24	25,000,000	24,464,165
2.75% 1/21/26	450,000	432,850
2.875% 6/1/27	1,354,000	1,299,079
3.25% 7/20/28	1,604,000	1,552,159
3.5% 10/31/28	1,000,000	979,321
JPMorgan Chase & Co.:
0.768% 8/9/25 (a)	11,000,000	10,249,959
0.969% 6/23/25 (a)	11,100,000	10,400,672
1.47% 9/22/27 (a)	3,400,000	2,977,456
1.578% 4/22/27 (a)	7,261,000	6,478,610
1.953% 2/4/32 (a)	10,000,000	7,927,519
2.545% 11/8/32 (a)	4,100,000	3,371,138
2.58% 4/22/32 (a)	7,281,000	6,014,911
2.739% 10/15/30 (a)	2,600,000	2,251,631
2.95% 10/1/26	4,497,000	4,277,533
2.956% 5/13/31 (a)	5,000,000	4,285,488
3.109% 4/22/51 (a)	300,000	216,524
3.22% 3/1/25 (a)	8,329,000	8,168,154
3.25% 9/23/22	713,000	713,079
3.3% 4/1/26	1,604,000	1,553,899
3.328% 4/22/52 (a)	1,500,000	1,132,114
3.375% 5/1/23	339,000	338,317
3.509% 1/23/29 (a)	11,000,000	10,178,577
3.54% 5/1/28 (a)	3,030,000	2,854,136
3.559% 4/23/24 (a)	1,782,000	1,772,856
3.797% 7/23/24 (a)	2,468,000	2,454,082
3.875% 9/10/24	5,833,000	5,807,524
3.882% 7/24/38 (a)	2,572,000	2,259,645
3.9% 7/15/25	3,850,000	3,820,688
3.964% 11/15/48 (a)	1,676,000	1,413,430
4.005% 4/23/29 (a)	1,686,000	1,595,056
4.125% 12/15/26	1,047,000	1,033,821
4.203% 7/23/29 (a)	14,141,000	13,557,431
4.323% 4/26/28 (a)	1,500,000	1,465,299
4.586% 4/26/33 (a)	1,500,000	1,444,350
4.85% 2/1/44	2,000,000	1,974,923
4.95% 6/1/45	707,000	677,409
5.5% 10/15/40	1,016,000	1,060,987
5.6% 7/15/41	267,000	283,805
5.625% 8/16/43	891,000	923,546
6.4% 5/15/38	4,660,000	5,309,420
KeyBank NA 3.4% 5/20/26	711,000	679,348
Korea Development Bank:
0.4% 6/19/24	2,500,000	2,344,600
1.625% 1/19/31	2,750,000	2,283,435
Lloyds Banking Group PLC:
4.344% 1/9/48	2,674,000	2,183,924
4.375% 3/22/28	4,000,000	3,864,204
4.582% 12/10/25	420,000	409,401
4.65% 3/24/26	1,533,000	1,495,744
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (a)	8,000,000	7,047,750
2.309% 7/20/32 (a)	7,850,000	6,315,312
2.801% 7/18/24	1,294,000	1,259,287
3.195% 7/18/29	3,113,000	2,821,117
3.455% 3/2/23	1,000,000	999,500
3.751% 7/18/39	3,286,000	2,828,212
3.85% 3/1/26	1,173,000	1,146,920
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (a)	6,800,000	6,541,439
1.554% 7/9/27 (a)	3,712,000	3,262,946
2.226% 5/25/26 (a)	1,600,000	1,484,663
2.26% 7/9/32 (a)	3,800,000	3,000,271
2.591% 5/25/31 (a)	1,400,000	1,160,788
2.839% 7/16/25 (a)	4,600,000	4,428,195
3.549% 3/5/23	2,139,000	2,138,222
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (a)(c)	2,600,000	2,501,517
3.754% 11/1/29 (a)	7,840,000	7,432,973
3.875% 9/12/23	540,000	536,922
4.445% 5/8/30 (a)	252,000	234,243
4.519% 6/25/24 (a)	5,000,000	4,972,126
4.8% 4/5/26	1,176,000	1,169,442
Oesterreichische Kontrollbank AG 0.375% 9/17/25	2,083,000	1,888,653
PNC Financial Services Group, Inc.:
1.15% 8/13/26	15,000,000	13,454,152
2.2% 11/1/24	3,500,000	3,383,993
3.5% 1/23/24	630,000	628,025
3.9% 4/29/24	1,007,000	1,006,070
Rabobank Nederland:
3.75% 7/21/26	3,431,000	3,272,030
4.375% 8/4/25	853,000	838,731
5.25% 5/24/41	535,000	577,979
5.75% 12/1/43	1,590,000	1,640,068
Rabobank Nederland New York Branch:
0.375% 1/12/24	4,650,000	4,429,724
2.75% 1/10/23	3,030,000	3,022,203
3.375% 5/21/25	533,000	521,525
Royal Bank of Canada:
2.05% 1/21/27	5,000,000	4,545,685
2.55% 7/16/24	9,480,000	9,226,046
4.24% 8/3/27	2,800,000	2,763,240
4.65% 1/27/26	2,315,000	2,332,475
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (a)	3,800,000	3,304,449
3.4% 1/18/23	1,947,000	1,941,168
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	814,000	800,368
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	2,000,000	1,838,055
2.142% 9/23/30	5,967,000	4,740,836
2.174% 1/14/27	8,300,000	7,479,744
2.348% 1/15/25	2,000,000	1,905,219
2.696% 7/16/24	3,600,000	3,491,067
2.75% 1/15/30	2,000,000	1,723,754
2.778% 10/18/22	1,346,000	1,345,449
3.05% 1/14/42	4,100,000	3,082,959
3.102% 1/17/23	2,655,000	2,651,203
3.936% 10/16/23	2,794,000	2,790,627
SVB Financial Group 2.1% 5/15/28	5,143,000	4,355,290
The Toronto-Dominion Bank:
2.65% 6/12/24	9,030,000	8,819,152
3.2% 3/10/32	3,700,000	3,290,696
3.25% 3/11/24	6,720,000	6,639,833
3.5% 7/19/23	1,782,000	1,778,889
4.108% 6/8/27	5,000,000	4,946,407
Truist Financial Corp. 4.26% 7/28/26 (a)	5,000,000	4,988,731
U.S. Bancorp:
1.375% 7/22/30	6,900,000	5,513,288
3.1% 4/27/26	1,604,000	1,543,841
Wells Fargo & Co.:
0.805% 5/19/25 (a)	8,900,000	8,348,691
2.406% 10/30/25 (a)	11,000,000	10,510,730
3% 10/23/26	3,624,000	3,424,070
3.068% 4/30/41 (a)	7,000,000	5,358,266
3.3% 9/9/24	4,985,000	4,923,285
3.35% 3/2/33 (a)	6,500,000	5,674,138
3.55% 9/29/25	756,000	742,960
3.75% 1/24/24	5,040,000	5,024,864
3.9% 5/1/45	849,000	718,033
4.1% 6/3/26	575,000	564,475
4.15% 1/24/29	665,000	644,734
4.4% 6/14/46	1,272,000	1,114,145
4.48% 1/16/24	681,000	685,412
4.54% 8/15/26 (a)	10,000,000	9,932,171
4.75% 12/7/46	3,496,000	3,192,130
4.808% 7/25/28 (a)	4,800,000	4,764,764
4.897% 7/25/33 (a)	1,100,000	1,082,358
4.9% 11/17/45	742,000	685,519
5.013% 4/4/51 (a)	3,840,000	3,750,379
5.375% 11/2/43	5,130,000	5,115,367
5.606% 1/15/44	3,536,000	3,577,682
Westpac Banking Corp.:
2.85% 5/13/26	846,000	809,793
2.894% 2/4/30 (a)	6,140,000	5,765,721
3.3% 2/26/24	74,000	73,687
4.043% 8/26/27	4,800,000	4,757,252
4.11% 7/24/34 (a)	1,590,000	1,430,188
4.421% 7/24/39	1,910,000	1,681,174
Zions Bancorp NA 4.5% 6/13/23	36,000	36,163
		837,285,333
Capital Markets - 1.8%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	830,682
Ares Capital Corp.:
2.15% 7/15/26	4,800,000	4,168,997
3.25% 7/15/25	1,000,000	937,629
3.875% 1/15/26	1,500,000	1,410,697
4.2% 6/10/24	2,600,000	2,576,697
Bank of New York Mellon Corp.:
1.8% 7/28/31	6,500,000	5,250,853
2.8% 5/4/26	1,004,000	970,373
2.95% 1/29/23	2,674,000	2,665,998
4.414% 7/24/26 (a)	5,000,000	5,022,219
BlackRock, Inc. 3.5% 3/18/24	517,000	515,590
Brookfield Finance, Inc. 2.724% 4/15/31	6,700,000	5,644,834
Charles Schwab Corp.:
0.9% 3/11/26	3,900,000	3,508,388
1.65% 3/11/31	4,520,000	3,635,375
2% 3/20/28	1,600,000	1,436,347
2.45% 3/3/27	4,600,000	4,291,229
3.85% 5/21/25	1,950,000	1,952,977
CI Financial Corp. 3.2% 12/17/30	3,700,000	2,817,037
CME Group, Inc. 5.3% 9/15/43	1,840,000	2,018,958
Credit Suisse AG 3.625% 9/9/24	7,519,000	7,338,144
Credit Suisse Group AG:
3.8% 6/9/23	3,565,000	3,547,441
4.55% 4/17/26	1,515,000	1,452,210
4.875% 5/15/45	3,199,000	2,576,985
Deutsche Bank AG:
4.1% 1/13/26	4,800,000	4,684,310
4.5% 4/1/25	427,000	413,161
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (a)	3,500,000	2,973,354
3.3% 11/16/22	1,640,000	1,637,217
3.7% 5/30/24	1,746,000	1,715,867
3.95% 2/27/23	5,622,000	5,601,911
4.1% 1/13/26	3,886,000	3,792,535
6.119% 7/14/26 (a)	3,000,000	2,999,168
Eaton Vance Corp. 3.625% 6/15/23	504,000	502,198
Franklin Resources, Inc. 2.85% 3/30/25	677,000	655,957
Goldman Sachs Group, Inc.:
0.673% 3/8/24 (a)	16,400,000	16,077,607
0.855% 2/12/26 (a)	9,000,000	8,192,831
2.383% 7/21/32 (a)	12,700,000	10,280,388
2.615% 4/22/32 (a)	12,200,000	10,080,636
3.2% 2/23/23	4,129,000	4,121,536
3.5% 1/23/25	891,000	873,377
3.625% 1/22/23	1,604,000	1,603,652
3.625% 2/20/24	1,872,000	1,858,359
3.691% 6/5/28 (a)	7,900,000	7,467,532
3.75% 2/25/26	1,038,000	1,017,560
3.8% 3/15/30	1,644,000	1,515,961
3.85% 7/8/24	677,000	673,950
3.85% 1/26/27	5,390,000	5,222,022
4.25% 10/21/25	391,000	385,674
4.411% 4/23/39 (a)	3,500,000	3,184,733
4.75% 10/21/45	2,813,000	2,651,335
5.15% 5/22/45	4,190,000	3,988,776
5.95% 1/15/27	2,674,000	2,800,452
6.75% 10/1/37	5,170,000	5,730,547
Intercontinental Exchange, Inc.:
1.85% 9/15/32	4,020,000	3,166,948
2.65% 9/15/40	4,020,000	2,962,605
3% 6/15/50	2,892,000	2,114,304
3.75% 12/1/25	1,025,000	1,014,116
4.6% 3/15/33	2,000,000	1,980,086
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
2.625% 10/15/31	1,000,000	776,848
4.15% 1/23/30	3,100,000	2,786,695
4.85% 1/15/27	1,100,000	1,092,289
Moody's Corp.:
2% 8/19/31	1,100,000	887,712
4.875% 2/15/24	4,671,000	4,723,684
4.875% 12/17/48	2,500,000	2,412,717
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (a)(c)	5,218,000	4,854,110
1.164% 10/21/25 (a)	6,200,000	5,756,612
1.512% 7/20/27 (a)	6,100,000	5,401,560
1.593% 5/4/27 (a)	17,500,000	15,598,297
1.794% 2/13/32 (a)	5,470,000	4,292,916
2.188% 4/28/26 (a)	2,320,000	2,179,196
2.239% 7/21/32 (a)	6,100,000	4,913,591
3.125% 1/23/23	10,908,000	10,892,581
3.125% 7/27/26	998,000	950,811
3.591% 7/22/28 (a)	1,515,000	1,430,184
3.7% 10/23/24	1,069,000	1,061,404
3.75% 2/25/23	1,207,000	1,208,155
3.772% 1/24/29 (a)	4,500,000	4,247,376
3.875% 4/29/24	2,616,000	2,609,329
3.875% 1/27/26	935,000	924,475
3.95% 4/23/27	8,938,000	8,661,899
3.971% 7/22/38 (a)	1,114,000	992,391
4.3% 1/27/45	356,000	318,114
4.375% 1/22/47	1,978,000	1,809,963
5.597% 3/24/51 (a)	1,100,000	1,192,553
6.375% 7/24/42	4,162,000	4,744,200
7.25% 4/1/32	178,000	209,242
NASDAQ, Inc.:
1.65% 1/15/31	3,450,000	2,747,508
3.85% 6/30/26	1,000,000	985,532
Nomura Holdings, Inc.:
1.653% 7/14/26	1,000,000	879,933
3.103% 1/16/30	6,459,000	5,497,593
5.386% 7/6/27	2,600,000	2,616,991
Northern Trust Corp. 1.95% 5/1/30	50,000	42,208
S&P Global, Inc.:
2.45% 3/1/27 (b)	3,500,000	3,264,609
2.9% 3/1/32 (b)	6,200,000	5,498,808
3.25% 12/1/49	2,000,000	1,572,984
State Street Corp.:
1.684% 11/18/27 (a)	5,652,000	5,102,010
2.65% 5/19/26	1,346,000	1,295,613
		314,943,018
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	4,000,000	3,527,013
2.875% 8/14/24	1,567,000	1,496,871
3% 10/29/28	3,750,000	3,187,945
3.4% 10/29/33	2,500,000	1,957,901
3.65% 7/21/27	802,000	735,133
3.85% 10/29/41	2,500,000	1,840,598
3.875% 1/23/28	2,798,000	2,542,929
4.45% 10/1/25	1,756,000	1,700,151
4.5% 9/15/23	3,634,000	3,615,103
4.875% 1/16/24	3,624,000	3,606,603
Ally Financial, Inc.:
3.05% 6/5/23	7,050,000	6,996,694
4.75% 6/9/27	1,100,000	1,073,047
5.125% 9/30/24	5,600,000	5,670,650
8% 11/1/31	1,762,000	1,940,943
American Express Co.:
2.5% 7/30/24	11,755,000	11,432,837
4.05% 12/3/42	1,243,000	1,131,557
4.42% 8/3/33 (a)	1,000,000	964,472
Capital One Financial Corp.:
3.2% 1/30/23	2,481,000	2,476,584
3.3% 10/30/24	3,800,000	3,726,336
3.75% 7/28/26	1,737,000	1,673,323
3.75% 3/9/27	4,135,000	3,974,232
3.8% 1/31/28	2,317,000	2,189,327
4.25% 4/30/25	5,000,000	4,988,386
Discover Financial Services 4.5% 1/30/26	3,354,000	3,284,814
Ford Motor Credit Co. LLC 4.25% 9/20/22	256,000	255,808
GE Capital International Funding Co. 4.418% 11/15/35	6,615,000	6,254,713
John Deere Capital Corp.:
2.65% 6/24/24	1,864,000	1,834,016
2.65% 6/10/26	891,000	854,887
2.7% 1/6/23	1,782,000	1,779,826
2.8% 1/27/23	891,000	888,184
2.8% 3/6/23	579,000	577,862
2.8% 9/8/27	47,000	44,629
3.45% 3/13/25	1,850,000	1,837,733
3.45% 3/7/29	2,779,000	2,677,677
Synchrony Financial:
3.7% 8/4/26	842,000	791,941
4.375% 3/19/24	106,000	105,554
5.15% 3/19/29	5,225,000	4,969,389
Toyota Motor Credit Corp.:
0.5% 8/14/23	4,350,000	4,219,227
1.15% 8/13/27	7,300,000	6,358,667
1.65% 1/10/31	2,100,000	1,714,230
1.9% 4/6/28	1,250,000	1,112,514
2.15% 2/13/30	2,000,000	1,731,383
2.7% 1/11/23	1,782,000	1,776,971
3% 4/1/25	5,350,000	5,227,357
3.05% 3/22/27	2,500,000	2,400,388
3.35% 1/8/24	3,504,000	3,488,588
		126,634,993
Diversified Financial Services - 0.6%
AB Svensk Exportkredit:
0.25% 9/29/23	3,316,000	3,195,650
0.75% 4/6/23	4,000,000	3,935,827
1.75% 12/12/23	10,000,000	9,762,795
Aon Corp. / Aon Global Holdings PLC:
2.6% 12/2/31	4,000,000	3,363,677
2.85% 5/28/27	4,500,000	4,201,027
Berkshire Hathaway, Inc.:
2.75% 3/15/23	2,000,000	1,996,479
3.125% 3/15/26	2,050,000	2,003,701
4.5% 2/11/43	356,000	344,689
Blackstone Private Credit Fund:
2.7% 1/15/25	4,700,000	4,360,542
4.7% 3/24/25	5,000,000	4,838,403
BP Capital Markets America, Inc.:
3% 2/24/50	5,290,000	3,862,202
3.017% 1/16/27	1,693,000	1,619,374
3.06% 6/17/41	3,600,000	2,825,402
3.633% 4/6/30	5,000,000	4,733,136
Brixmor Operating Partnership LP:
3.9% 3/15/27	1,005,000	952,503
4.05% 7/1/30	1,138,000	1,011,553
4.125% 6/15/26	1,346,000	1,301,219
4.125% 5/15/29	1,216,000	1,119,292
DH Europe Finance II SARL:
2.6% 11/15/29	1,500,000	1,350,424
3.4% 11/15/49	1,000,000	808,441
Equitable Holdings, Inc. 5% 4/20/48	2,150,000	2,009,615
Japan International Cooperation Agency 1.75% 4/28/31	2,622,000	2,239,620
KfW:
0% 4/18/36	13,551,000	8,447,946
0.25% 10/19/23	7,000,000	6,744,207
0.375% 7/18/25	3,680,000	3,357,448
2% 10/4/22	908,000	907,492
2% 5/2/25	682,000	654,158
2.125% 1/17/23	2,139,000	2,128,754
2.375% 12/29/22	3,716,000	3,705,698
2.5% 11/20/24	5,558,000	5,433,110
2.625% 2/28/24	6,735,000	6,643,746
2.875% 4/3/28	2,738,000	2,652,287
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,411,367
2.5% 11/15/27	1,576,000	1,499,422
3.125% 11/14/23	5,000,000	4,970,838
National Rural Utilities Cooperative Finance Corp. 4.15% 12/15/32	4,800,000	4,641,598
Voya Financial, Inc.:
3.65% 6/15/26	2,814,000	2,734,042
5.7% 7/15/43	668,000	666,508
		118,434,192
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	6,000,000	4,782,827
3.35% 5/3/26	4,752,000	4,648,294
4.35% 11/3/45	713,000	670,225
AFLAC, Inc.:
3.6% 4/1/30	4,959,000	4,717,140
4% 10/15/46	673,000	572,759
Allstate Corp.:
1.45% 12/15/30	7,877,000	6,259,911
3.28% 12/15/26	841,000	819,045
4.2% 12/15/46	1,348,000	1,226,525
American International Group, Inc.:
3.875% 1/15/35	481,000	436,466
3.9% 4/1/26	672,000	660,958
4.2% 4/1/28	3,307,000	3,239,826
4.375% 6/30/50	2,390,000	2,146,336
4.5% 7/16/44	1,582,000	1,422,624
4.7% 7/10/35	1,034,000	1,013,667
4.75% 4/1/48	923,000	873,805
5.75% 4/1/48 (a)	2,050,000	1,942,237
Aon PLC:
3.5% 6/14/24	1,456,000	1,441,533
4% 11/27/23	535,000	535,953
4.6% 6/14/44	285,000	262,485
4.75% 5/15/45	1,048,000	974,296
Arch Capital Group Ltd. 3.635% 6/30/50	2,400,000	1,872,357
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	4,000,000	2,864,396
3.967% 11/15/46	445,000	398,459
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,300,000	5,944,174
2.85% 10/15/50	3,200,000	2,334,051
4.2% 8/15/48	2,116,000	1,967,858
4.25% 1/15/49	1,528,000	1,439,713
4.4% 5/15/42	2,500,000	2,410,776
5.75% 1/15/40	891,000	995,547
Brighthouse Financial, Inc.:
3.7% 6/22/27	1,090,000	1,034,456
4.7% 6/22/47	1,693,000	1,337,345
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	1,800,000	1,708,196
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,112,056
3.6% 8/19/49	1,107,000	878,966
4.4% 3/15/48	1,731,000	1,572,022
Lincoln National Corp.:
3.625% 12/12/26	1,069,000	1,036,584
4.35% 3/1/48	2,260,000	1,933,188
Manulife Financial Corp. 4.15% 3/4/26	6,250,000	6,190,029
Markel Corp. 5% 5/20/49	1,700,000	1,602,776
Marsh & McLennan Companies, Inc.:
2.375% 12/15/31	2,200,000	1,859,469
3.5% 6/3/24	339,000	336,908
3.875% 3/15/24	1,693,000	1,691,343
4.05% 10/15/23	1,207,000	1,203,901
4.2% 3/1/48	868,000	769,928
4.35% 1/30/47	499,000	455,158
4.9% 3/15/49	1,657,000	1,650,360
MetLife, Inc.:
4.05% 3/1/45	690,000	608,413
4.125% 8/13/42	2,600,000	2,335,259
4.368% 9/15/23 (a)	5,600,000	5,629,098
4.6% 5/13/46	4,308,000	4,145,902
4.721% 12/15/44 (a)	891,000	849,644
5.875% 2/6/41	341,000	371,725
Pricoa Global Funding I 5.625% 6/15/43 (a)	1,000,000	996,250
Principal Financial Group, Inc.:
2.125% 6/15/30	1,760,000	1,456,798
4.3% 11/15/46	1,425,000	1,262,870
Progressive Corp.:
2.45% 1/15/27	2,145,000	2,025,923
4.125% 4/15/47	2,390,000	2,198,995
4.2% 3/15/48	1,100,000	1,010,872
Prudential Financial, Inc.:
3.878% 3/27/28	740,000	725,825
3.905% 12/7/47	2,119,000	1,850,509
3.935% 12/7/49	1,910,000	1,641,304
4.35% 2/25/50	2,633,000	2,429,106
4.418% 3/27/48	1,132,000	1,045,402
4.6% 5/15/44	1,400,000	1,337,741
5.125% 3/1/52 (a)	1,000,000	928,821
5.7% 12/14/36	68,000	73,176
6% 9/1/52 (a)	1,100,000	1,085,964
SunAmerica, Inc. 6.875% 12/15/52 (a)(b)	1,800,000	1,738,390
The Chubb Corp.:
6% 5/11/37	983,000	1,113,663
6.5% 5/15/38	626,000	730,277
The Travelers Companies, Inc.:
4.1% 3/4/49	200,000	179,525
4.3% 8/25/45	261,000	236,578
6.25% 6/15/37	5,488,000	6,422,747
Unum Group 4.5% 12/15/49	1,000,000	775,594
Willis Group North America, Inc.:
2.95% 9/15/29	3,000,000	2,593,435
4.5% 9/15/28	3,479,000	3,386,063
		136,432,797

TOTAL FINANCIALS		1,533,730,333

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.9% 11/6/22	1,016,000	1,015,238
2.95% 11/21/26	2,100,000	1,980,936
3.2% 11/21/29	4,000,000	3,653,462
4.05% 11/21/39	7,870,000	6,937,288
4.25% 11/14/28	1,478,000	1,451,774
4.25% 11/21/49	4,700,000	4,133,065
4.3% 5/14/36	1,116,000	1,038,794
4.4% 11/6/42	851,000	769,869
4.45% 5/14/46	1,247,000	1,121,536
4.55% 3/15/35	1,186,000	1,138,102
4.7% 5/14/45	1,752,000	1,631,743
4.75% 3/15/45	1,128,000	1,053,027
4.875% 11/14/48	1,710,000	1,657,993
Amgen, Inc.:
1.65% 8/15/28	1,200,000	1,035,003
1.9% 2/21/25	2,000,000	1,902,960
2.6% 8/19/26	1,872,000	1,771,440
2.77% 9/1/53	1,460,000	969,246
2.8% 8/15/41	5,000,000	3,747,567
3.125% 5/1/25	356,000	348,887
3.15% 2/21/40	3,890,000	3,074,602
3.375% 2/21/50	2,500,000	1,909,423
4.2% 3/1/33	4,330,000	4,173,796
4.4% 5/1/45	1,770,000	1,592,392
4.663% 6/15/51	2,224,000	2,083,588
4.95% 10/1/41	1,200,000	1,166,681
Biogen, Inc. 3.15% 5/1/50	3,250,000	2,216,898
Gilead Sciences, Inc.:
1.65% 10/1/30	3,200,000	2,600,424
2.8% 10/1/50	1,600,000	1,096,014
3.65% 3/1/26	1,102,000	1,081,994
4.15% 3/1/47	2,217,000	1,927,257
4.75% 3/1/46	4,393,000	4,203,996
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,100,000	1,660,680
		66,145,675
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
1.15% 1/30/28	5,000,000	4,359,456
3.75% 11/30/26	7,242,000	7,264,317
4.75% 11/30/36	802,000	844,694
4.9% 11/30/46	2,854,000	2,996,875
Baxter International, Inc.:
1.915% 2/1/27	4,700,000	4,230,220
2.539% 2/1/32	4,700,000	3,883,590
Becton, Dickinson & Co.:
2.823% 5/20/30	1,900,000	1,675,636
3.7% 6/6/27	5,003,000	4,858,987
4.669% 6/6/47	256,000	243,923
4.685% 12/15/44	1,937,000	1,836,116
Boston Scientific Corp.:
3.45% 3/1/24	829,000	822,672
4% 3/1/29	1,925,000	1,853,821
4.7% 3/1/49	1,257,000	1,203,324
Medtronic, Inc. 4.625% 3/15/45	3,404,000	3,418,727
Stryker Corp.:
1.95% 6/15/30	1,650,000	1,370,496
2.9% 6/15/50	1,150,000	823,453
3.5% 3/15/26	3,600,000	3,536,161
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	7,228,000	7,067,692
		52,290,160
Health Care Providers & Services - 1.0%
Aetna, Inc.:
4.125% 11/15/42	2,022,000	1,706,983
6.625% 6/15/36	1,160,000	1,281,193
AHS Hospital Corp. 2.78% 7/1/51	3,500,000	2,458,655
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,082,184
AmerisourceBergen Corp. 2.7% 3/15/31	4,100,000	3,490,359
Banner Health:
2.907% 1/1/42	1,500,000	1,153,768
2.913% 1/1/51	2,700,000	1,958,740
Baptist Healthcare System Obli 3.54% 8/15/50	3,000,000	2,371,553
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	1,786,000	1,460,929
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	2,107,122
Children's Hospital Medical Center 4.268% 5/15/44	592,000	564,144
Children's Hospital of Philadelphia 2.704% 7/1/50	1,964,000	1,372,173
Cigna Corp.:
1.25% 3/15/26	3,645,000	3,284,157
2.375% 3/15/31	1,500,000	1,260,348
3% 7/15/23	82,000	81,445
3.75% 7/15/23	99,000	98,983
4.375% 10/15/28	8,532,000	8,402,174
4.8% 8/15/38	4,201,000	4,049,247
4.8% 7/15/46	2,355,000	2,200,553
4.9% 12/15/48	2,618,000	2,485,394
6.125% 11/15/41	535,000	576,162
CommonSpirit Health:
3.91% 10/1/50	3,000,000	2,361,615
4.35% 11/1/42	356,000	317,386
CVS Health Corp.:
2.7% 8/21/40	3,100,000	2,240,276
3% 8/15/26	1,016,000	977,067
3.75% 4/1/30	3,030,000	2,845,566
4.1% 3/25/25	735,000	736,516
4.3% 3/25/28	4,260,000	4,211,356
4.875% 7/20/35	553,000	539,850
5.05% 3/25/48	4,884,000	4,702,377
5.125% 7/20/45	4,500,000	4,315,985
5.3% 12/5/43	4,832,000	4,796,558
Elevance Health, Inc.:
3.3% 1/15/23	356,000	355,504
3.65% 12/1/27	4,099,000	3,970,770
3.7% 9/15/49	1,140,000	936,436
4.375% 12/1/47	6,457,000	5,934,547
4.625% 5/15/42	464,000	440,361
4.65% 1/15/43	356,000	337,028
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	2,400,000	1,992,784
HCA Holdings, Inc.:
3.625% 3/15/32 (b)	5,700,000	4,924,735
4.125% 6/15/29	1,540,000	1,417,626
4.5% 2/15/27	5,500,000	5,369,365
5.25% 6/15/26	1,499,000	1,506,406
5.25% 6/15/49	3,120,000	2,791,649
Humana, Inc.:
1.35% 2/3/27	1,800,000	1,572,796
2.15% 2/3/32	1,900,000	1,538,250
3.85% 10/1/24	5,351,000	5,322,866
3.95% 3/15/27	5,493,000	5,345,292
4.95% 10/1/44	445,000	426,948
Indiana University Health, Inc. 2.852% 11/1/51	3,600,000	2,563,525
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	2,292,000	1,893,735
Kaiser Foundation Hospitals:
2.81% 6/1/41	1,107,000	848,081
3.266% 11/1/49	1,900,000	1,497,419
4.15% 5/1/47	1,136,000	1,049,138
4.875% 4/1/42	321,000	323,844
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	535,000	491,220
MidMichigan Health 3.409% 6/1/50	833,000	624,860
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	567,374
4.063% 8/1/56	469,000	416,330
Novant Health, Inc. 3.168% 11/1/51	2,300,000	1,761,446
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,307,000
Orlando Health Obligated Group 3.327% 10/1/50	1,481,000	1,132,870
Partners Healthcare System, Inc. 4.117% 7/1/55	624,000	551,840
Piedmont Healthcare, Inc. 2.719% 1/1/42	2,688,000	1,979,093
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	3,600,000	2,384,441
Quest Diagnostics, Inc. 2.95% 6/30/30	2,850,000	2,517,804
Sutter Health 3.361% 8/15/50	3,600,000	2,729,095
Trinity Health Corp. 2.632% 12/1/40	1,000,000	742,967
UnitedHealth Group, Inc.:
1.15% 5/15/26	1,800,000	1,639,702
1.25% 1/15/26	1,100,000	1,007,988
2% 5/15/30	1,500,000	1,277,726
2.375% 10/15/22	2,000,000	1,998,986
2.375% 8/15/24	956,000	934,632
2.75% 5/15/40	5,332,000	4,118,023
2.9% 5/15/50	100,000	73,345
3.25% 5/15/51	1,800,000	1,413,452
3.375% 4/15/27	963,000	941,366
3.5% 6/15/23	1,586,000	1,584,889
3.7% 8/15/49	1,728,000	1,471,210
3.75% 7/15/25	5,080,000	5,064,422
3.75% 10/15/47	1,704,000	1,457,521
3.875% 12/15/28	371,000	364,890
3.875% 8/15/59	1,798,000	1,532,336
4.2% 1/15/47	642,000	591,035
4.25% 6/15/48	370,000	340,872
4.375% 3/15/42	2,103,000	1,978,770
4.625% 7/15/35	1,100,000	1,096,078
4.625% 11/15/41	1,000,000	976,267
4.75% 7/15/45	297,000	292,502
5.8% 3/15/36	1,100,000	1,213,819
6.625% 11/15/37	1,100,000	1,300,884
West Virginia University Health System Obligated Group 3.129% 6/1/50	1,400,000	1,000,354
		174,727,332
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	422,000	388,034
PerkinElmer, Inc. 2.25% 9/15/31	1,900,000	1,510,565
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	788,000	718,766
5.3% 2/1/44	1,038,000	1,108,417
		3,725,782
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	5,100,000	4,604,824
2.25% 5/28/31	2,100,000	1,817,491
AstraZeneca PLC:
4.375% 11/16/45	1,344,000	1,290,918
4.375% 8/17/48	2,246,000	2,176,771
6.45% 9/15/37	579,000	680,921
Bayer U.S. Finance II LLC 3.95% 4/15/45 (b)	248,000	188,745
Bristol-Myers Squibb Co.:
2.35% 11/13/40	1,356,000	991,323
2.9% 7/26/24	5,410,000	5,340,300
3.2% 6/15/26	1,409,000	1,380,758
3.25% 8/1/42	499,000	406,328
3.4% 7/26/29	669,000	638,341
3.9% 2/20/28	5,000,000	4,961,554
4.125% 6/15/39	3,103,000	2,906,600
4.25% 10/26/49	3,437,000	3,183,333
4.35% 11/15/47	3,400,000	3,207,677
4.55% 2/20/48	269,000	260,422
Eli Lilly & Co.:
2.25% 5/15/50	800,000	553,206
3.95% 3/15/49	2,610,000	2,508,716
GlaxoSmithKline Capital PLC 3% 6/1/24	4,550,000	4,502,302
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	3,752,000	4,395,598
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27 (b)	2,700,000	2,534,456
3.625% 3/24/32 (b)	6,000,000	5,350,039
Johnson & Johnson:
0.55% 9/1/25	100,000	91,648
1.3% 9/1/30	400,000	335,180
2.1% 9/1/40	5,228,000	3,801,992
2.45% 3/1/26	997,000	957,857
2.45% 9/1/60	1,600,000	1,065,718
3.4% 1/15/38	1,663,000	1,488,839
3.5% 1/15/48	1,069,000	934,550
3.625% 3/3/37	713,000	661,620
4.5% 12/5/43	1,181,000	1,169,006
4.85% 5/15/41	760,000	787,452
Merck & Co., Inc.:
2.4% 9/15/22	356,000	355,957
2.9% 3/7/24	414,000	410,015
3.6% 9/15/42	1,356,000	1,172,306
3.7% 2/10/45	1,141,000	987,766
3.9% 3/7/39	4,800,000	4,427,579
4% 3/7/49	2,900,000	2,631,995
Mylan NV 5.2% 4/15/48	2,735,000	2,114,479
Novartis Capital Corp.:
1.75% 2/14/25	1,000,000	956,938
2.4% 9/21/22	668,000	667,947
2.75% 8/14/50	2,900,000	2,203,573
3% 11/20/25	1,866,000	1,826,190
3.1% 5/17/27	49,000	47,537
3.7% 9/21/42	504,000	449,601
4% 11/20/45	934,000	861,530
Pfizer, Inc.:
2.55% 5/28/40	1,837,000	1,411,026
2.7% 5/28/50	800,000	596,416
2.95% 3/15/24	14,417,000	14,274,676
3% 12/15/26	1,195,000	1,162,621
3.2% 9/15/23	2,268,000	2,258,653
3.45% 3/15/29	1,484,000	1,433,388
3.9% 3/15/39	1,123,000	1,043,991
4% 12/15/36	1,693,000	1,613,506
4.125% 12/15/46	2,472,000	2,350,436
4.2% 9/15/48	1,390,000	1,342,794
4.3% 6/15/43	442,000	423,917
4.4% 5/15/44	747,000	724,776
7.2% 3/15/39	963,000	1,234,859
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	35,000	34,532
3.2% 9/23/26	6,983,000	6,674,653
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	3,710,000	3,101,645
3.025% 7/9/40	3,356,000	2,600,138
3.175% 7/9/50	300,000	220,145
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	504,000	473,631
5.25% 6/15/46	588,000	466,976
Viatris, Inc.:
2.7% 6/22/30	1,780,000	1,402,028
4% 6/22/50	980,000	633,213
Wyeth LLC 5.95% 4/1/37	1,000,000	1,134,498
Zoetis, Inc.:
3.95% 9/12/47	356,000	307,626
4.7% 2/1/43	3,132,000	2,997,025
		134,205,067

TOTAL HEALTH CARE		431,094,016

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.375% 5/15/23	1,693,000	1,689,130
3.75% 5/15/28	1,676,000	1,650,643
4.25% 4/1/40	2,170,000	2,088,092
4.25% 4/1/50	900,000	859,897
L3Harris Technologies, Inc.:
3.85% 12/15/26	1,330,000	1,294,570
4.4% 6/15/28	5,400,000	5,308,088
Lockheed Martin Corp.:
3.55% 1/15/26	7,985,000	7,917,565
4.09% 9/15/52	2,704,000	2,515,384
4.7% 5/15/46	2,189,000	2,191,904
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,420,523
3.85% 4/15/45	335,000	286,133
4.03% 10/15/47	1,456,000	1,279,540
4.4% 5/1/30	2,958,000	2,948,310
4.75% 6/1/43	1,713,000	1,647,828
Raytheon Technologies Corp.:
1.9% 9/1/31	6,600,000	5,326,148
3.15% 12/15/24	1,586,000	1,547,037
3.65% 8/16/23	480,000	479,105
3.75% 11/1/46	186,000	154,724
4.05% 5/4/47	1,448,000	1,266,822
4.35% 4/15/47	1,176,000	1,071,345
4.45% 11/16/38	3,300,000	3,095,473
4.5% 6/1/42	1,315,000	1,245,594
4.625% 11/16/48	1,247,000	1,182,620
4.875% 10/15/40	178,000	171,781
5.4% 5/1/35	1,060,000	1,107,590
5.7% 4/15/40	1,356,000	1,450,715
The Boeing Co.:
2.7% 2/1/27	7,286,000	6,602,740
2.95% 2/1/30	1,666,000	1,431,579
3.65% 3/1/47	492,000	347,601
5.15% 5/1/30	8,470,000	8,336,262
5.705% 5/1/40	10,164,000	9,694,417
5.805% 5/1/50	4,000,000	3,836,514
6.875% 3/15/39	588,000	626,029
		82,071,703
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.9% 2/1/35	1,052,000	945,189
4.25% 5/15/30	1,866,000	1,822,024
4.4% 1/15/47	1,425,000	1,260,046
4.55% 4/1/46	267,000	239,201
4.95% 10/17/48	2,731,000	2,600,878
5.25% 5/15/50	2,143,000	2,119,959
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,266,441
3.4% 11/15/46	473,000	396,147
3.75% 11/15/47	1,102,000	978,459
4.45% 4/1/30	1,840,000	1,886,551
5.3% 4/1/50	2,145,000	2,389,135
6.2% 1/15/38	1,645,000	1,933,867
		17,837,897
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	2,800,000	2,342,090
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	85,870	84,418
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	1,031,380	892,492
Southwest Airlines Co. 5.25% 5/4/25	7,660,000	7,865,973
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	88,735	80,431
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	2,865,600	2,728,386
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	1,240,446	1,118,515
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	482,342	458,937
		15,571,242
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	2,700,000	2,566,171
2.493% 2/15/27	2,000,000	1,840,220
2.722% 2/15/30	3,000,000	2,591,389
3.377% 4/5/40	2,702,000	2,125,844
3.577% 4/5/50	2,550,000	1,946,575
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30	6,320,000	5,166,896
Masco Corp.:
2% 2/15/31	2,500,000	1,993,458
3.125% 2/15/51	1,200,000	804,286
Owens Corning 4.3% 7/15/47	1,600,000	1,300,964
		20,335,803
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.75% 2/15/32	2,300,000	1,830,120
2.9% 7/1/26	7,752,000	7,373,868
3.2% 3/15/25	1,509,000	1,473,704
3.95% 5/15/28	1,872,000	1,830,083
Waste Management, Inc.:
2.4% 5/15/23	945,000	936,122
2.5% 11/15/50	3,280,000	2,206,509
4.15% 7/15/49	462,000	422,036
		16,072,442
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	1,020,000	1,019,215
4% 11/2/32	2,939,000	2,809,034
4.15% 11/2/42	339,000	304,079
		4,132,328
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	4,092,000	3,899,922
2.875% 10/15/27	12,000	11,311
3.05% 4/15/30	8,000,000	7,118,000
3.125% 9/19/46	492,000	361,287
3.25% 8/26/49	108,000	80,745
General Electric Co.:
4.35% 5/1/50	2,400,000	2,096,645
4.5% 3/11/44	5,413,000	4,847,403
6.75% 3/15/32	863,000	976,822
Honeywell International, Inc.:
1.35% 6/1/25	1,800,000	1,688,918
1.95% 6/1/30	100,000	86,091
2.5% 11/1/26	1,276,000	1,210,274
2.8% 6/1/50	2,800,000	2,181,000
3.812% 11/21/47	249,000	228,796
		24,787,214
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	3,800,000	3,678,521
1.7% 1/8/27	5,500,000	5,030,739
2.4% 8/9/26	508,000	481,219
3.45% 5/15/23	2,496,000	2,497,373
Caterpillar, Inc.:
2.6% 4/9/30	4,000,000	3,621,717
3.25% 9/19/49	1,973,000	1,622,605
3.803% 8/15/42	445,000	405,589
5.3% 9/15/35	1,247,000	1,345,033
Cummins, Inc. 1.5% 9/1/30	3,890,000	3,168,124
Deere & Co.:
2.875% 9/7/49	2,470,000	1,926,098
5.375% 10/16/29	1,278,000	1,365,450
Illinois Tool Works, Inc. 3.9% 9/1/42	2,300,000	2,039,587
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	2,557,000	2,409,299
4.65% 11/1/44	1,069,000	935,791
Otis Worldwide Corp.:
2.293% 4/5/27	1,400,000	1,276,823
2.565% 2/15/30	3,000,000	2,581,318
3.362% 2/15/50	400,000	297,879
Parker Hannifin Corp.:
2.7% 6/14/24	12,440,000	12,161,764
3.25% 3/1/27	1,007,000	965,684
4.1% 3/1/47	1,009,000	882,954
Stanley Black & Decker, Inc. 2.3% 3/15/30	6,550,000	5,582,173
		54,275,740
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	1,247,000	1,208,177
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC:
3% 3/15/23	499,000	497,223
3.25% 6/15/27	36,000	35,118
3.85% 9/1/23	80,000	80,085
3.9% 8/1/46	827,000	729,796
4.05% 6/15/48	3,755,000	3,414,039
4.125% 6/15/47	508,000	467,364
4.15% 4/1/45	303,000	276,866
4.375% 9/1/42	802,000	757,122
4.55% 9/1/44	535,000	516,440
4.7% 9/1/45	418,000	408,150
4.9% 4/1/44	713,000	713,151
5.15% 9/1/43	2,203,000	2,284,815
5.75% 5/1/40	1,100,000	1,209,805
Canadian National Railway Co.:
2.45% 5/1/50	1,500,000	1,017,510
3.2% 8/2/46	588,000	465,663
3.65% 2/3/48	1,127,000	957,322
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,000,000	7,255,936
2.45% 12/2/31	3,800,000	3,246,340
3.1% 12/2/51	1,800,000	1,329,101
4.8% 8/1/45	1,500,000	1,463,019
CSX Corp.:
2.5% 5/15/51	85,000	56,196
3.25% 6/1/27	91,000	87,653
3.35% 11/1/25	4,900,000	4,794,887
3.4% 8/1/24	225,000	223,109
3.8% 11/1/46	1,019,000	868,206
3.95% 5/1/50	637,000	550,272
4.1% 11/15/32	5,000,000	4,830,325
4.1% 3/15/44	1,207,000	1,065,164
4.25% 3/15/29	3,300,000	3,263,029
4.3% 3/1/48	1,600,000	1,451,699
4.5% 3/15/49	1,729,000	1,618,711
4.75% 11/15/48	1,032,000	1,005,179
Kansas City Southern/Old 3.5% 5/1/50	2,100,000	1,649,745
Norfolk Southern Corp.:
2.3% 5/15/31	1,000,000	857,008
3.65% 8/1/25	2,139,000	2,107,524
3.8% 8/1/28	1,740,000	1,695,081
3.95% 10/1/42	339,000	293,211
4.05% 8/15/52	1,234,000	1,073,103
4.15% 2/28/48	4,436,000	3,959,011
4.65% 1/15/46	582,000	556,124
Union Pacific Corp.:
2.15% 2/5/27	1,800,000	1,671,149
2.75% 3/1/26	1,187,000	1,139,203
2.891% 4/6/36	7,001,000	5,826,315
3% 4/15/27	891,000	855,293
3.25% 2/5/50	2,100,000	1,653,102
3.5% 6/8/23	2,000,000	1,995,557
3.6% 9/15/37	588,000	523,160
3.646% 2/15/24	2,975,000	2,971,552
3.799% 10/1/51	499,000	430,646
3.799% 4/6/71	2,083,000	1,672,786
3.839% 3/20/60	2,844,000	2,387,017
		80,255,882
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
3.125% 12/1/30	1,120,000	941,835
3.625% 12/1/27	4,145,000	3,778,511
3.75% 6/1/26	3,707,000	3,508,028
		8,228,374

TOTAL INDUSTRIALS		324,776,802

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 9/20/23	39,000	38,476
2.5% 9/20/26	91,000	87,342
3.5% 6/15/25	761,000	759,373
5.9% 2/15/39	4,673,000	5,297,697
Motorola Solutions, Inc. 5.5% 9/1/44	1,400,000	1,313,188
		7,496,076
Electronic Equipment & Components - 0.1%
Corning, Inc.:
3.9% 11/15/49	3,700,000	2,900,354
4.75% 3/15/42	891,000	821,495
5.35% 11/15/48	1,000,000	989,088
Dell International LLC/EMC Corp.:
5.3% 10/1/29	6,046,000	5,991,177
8.1% 7/15/36	3,200,000	3,716,237
8.35% 7/15/46	1,049,000	1,269,277
Tyco Electronics Group SA:
3.45% 8/1/24	651,000	646,533
7.125% 10/1/37	441,000	541,099
		16,875,260
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	5,500,000	4,949,317
Fidelity National Information Services, Inc.:
1.15% 3/1/26	5,023,000	4,455,329
2.25% 3/1/31	4,000,000	3,259,616
Fiserv, Inc.:
2.75% 7/1/24	10,000	9,755
3.5% 7/1/29	2,799,000	2,562,997
4.4% 7/1/49	2,682,000	2,328,009
Global Payments, Inc.:
1.2% 3/1/26	7,100,000	6,265,358
2.9% 5/15/30	4,600,000	3,871,012
4.8% 4/1/26	1,000,000	991,998
IBM Corp.:
1.95% 5/15/30	2,400,000	2,001,508
2.95% 5/15/50	1,500,000	1,058,860
3% 5/15/24	2,333,000	2,304,269
3.5% 5/15/29	111,000	104,762
3.625% 2/12/24	11,102,000	11,074,065
4% 6/20/42	1,000,000	861,857
4.15% 7/27/27	5,000,000	4,970,049
4.15% 5/15/39	353,000	318,844
4.25% 5/15/49	4,581,000	4,069,907
4.7% 2/19/46	882,000	829,127
4.9% 7/27/52	1,000,000	967,224
MasterCard, Inc.:
3.3% 3/26/27	1,600,000	1,565,671
3.8% 11/21/46	677,000	611,996
3.85% 3/26/50	4,600,000	4,166,488
PayPal Holdings, Inc.:
1.65% 6/1/25	4,300,000	4,044,638
2.3% 6/1/30	2,800,000	2,405,328
2.4% 10/1/24	1,000,000	973,370
2.85% 10/1/29	3,160,000	2,859,127
The Western Union Co. 2.85% 1/10/25	2,130,000	2,043,731
Visa, Inc.:
1.9% 4/15/27	5,100,000	4,700,688
2.05% 4/15/30	13,400,000	11,742,633
2.7% 4/15/40	1,000,000	799,153
2.75% 9/15/27	2,125,000	2,029,456
3.15% 12/14/25	1,606,000	1,569,821
4.3% 12/14/45	2,719,000	2,613,335
		99,379,298
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.:
2.8% 10/1/41	3,500,000	2,728,691
3.5% 12/5/26	1,500,000	1,474,500
Applied Materials, Inc.:
2.75% 6/1/50	1,200,000	893,219
4.35% 4/1/47	2,303,000	2,231,005
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	2,347,000	2,178,654
3.875% 1/15/27	3,047,000	2,928,821
Broadcom, Inc.:
2.45% 2/15/31 (b)	3,200,000	2,551,530
2.6% 2/15/33 (b)	3,600,000	2,768,194
3.15% 11/15/25	4,600,000	4,447,229
3.419% 4/15/33 (b)	2,500,000	2,062,056
3.459% 9/15/26	3,250,000	3,117,143
3.469% 4/15/34 (b)	3,397,000	2,750,700
3.75% 2/15/51 (b)	3,200,000	2,345,896
4.3% 11/15/32	1,700,000	1,530,501
4.75% 4/15/29	3,167,000	3,111,595
5% 4/15/30	4,750,000	4,626,652
Intel Corp.:
3.05% 8/12/51	1,100,000	789,760
3.25% 11/15/49	2,050,000	1,526,243
3.734% 12/8/47	583,000	474,818
3.9% 3/25/30	4,700,000	4,521,827
4.1% 5/19/46	1,247,000	1,103,382
4.1% 5/11/47	428,000	374,890
4.6% 3/25/40	1,869,000	1,787,798
4.75% 3/25/50	4,291,000	4,087,232
4.95% 3/25/60	1,000,000	961,524
Lam Research Corp. 2.875% 6/15/50	2,800,000	2,068,593
Micron Technology, Inc. 5.327% 2/6/29	2,750,000	2,710,869
NVIDIA Corp.:
2% 6/15/31	1,200,000	1,012,179
2.85% 4/1/30	88,000	79,397
3.5% 4/1/50	2,300,000	1,904,635
NXP BV/NXP Funding LLC 5.55% 12/1/28	1,300,000	1,322,388
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	2,200,000	1,768,867
3.25% 5/11/41	1,700,000	1,235,271
4.3% 6/18/29	4,080,000	3,874,869
Qualcomm, Inc.:
1.65% 5/20/32	4,500,000	3,609,625
2.6% 1/30/23	1,336,000	1,332,251
3.25% 5/20/27	20,000	19,516
4.3% 5/20/47	1,800,000	1,691,752
4.65% 5/20/35	1,200,000	1,211,780
4.8% 5/20/45	2,790,000	2,797,229
Texas Instruments, Inc. 4.15% 5/15/48	1,613,000	1,536,604
		85,549,685
Software - 0.4%
Microsoft Corp.:
2.525% 6/1/50	4,290,000	3,122,391
2.675% 6/1/60	1,815,000	1,288,919
2.7% 2/12/25	61,000	59,985
2.875% 2/6/24	80,000	79,171
2.921% 3/17/52	15,678,000	12,332,895
3.041% 3/17/62	736,000	561,419
3.45% 8/8/36	518,000	487,444
3.625% 12/15/23	3,761,000	3,769,640
Oracle Corp.:
2.5% 4/1/25	3,370,000	3,199,104
2.65% 7/15/26	1,604,000	1,479,063
2.875% 3/25/31	5,200,000	4,310,643
3.4% 7/8/24	842,000	829,753
3.6% 4/1/50	500,000	340,464
3.85% 7/15/36	1,805,000	1,442,325
3.85% 4/1/60	3,600,000	2,386,972
3.9% 5/15/35	3,200,000	2,617,091
3.95% 3/25/51	5,200,000	3,734,929
4% 7/15/46	1,746,000	1,278,139
4% 11/15/47	4,491,000	3,258,958
4.1% 3/25/61	1,520,000	1,060,302
4.125% 5/15/45	535,000	399,629
4.3% 7/8/34	1,691,000	1,473,351
4.375% 5/15/55	2,781,000	2,094,617
5.375% 7/15/40	2,898,000	2,607,875
Roper Technologies, Inc.:
1% 9/15/25	1,810,000	1,641,405
1.4% 9/15/27	144,000	123,321
1.75% 2/15/31	1,860,000	1,457,707
2% 6/30/30	3,360,000	2,736,122
3.8% 12/15/26	1,515,000	1,483,056
Salesforce.com, Inc. 2.9% 7/15/51	4,300,000	3,173,798
VMware, Inc.:
1% 8/15/24	7,800,000	7,308,812
1.4% 8/15/26	8,200,000	7,229,628
		79,368,928
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.7% 2/8/26	700,000	632,489
1.7% 8/5/31	2,700,000	2,279,327
2.1% 9/12/22	1,515,000	1,514,684
2.2% 9/11/29	6,000,000	5,354,288
2.375% 2/8/41	5,500,000	4,136,317
2.4% 1/13/23	5,347,000	5,333,149
2.45% 8/4/26	3,672,000	3,491,841
2.55% 8/20/60	3,400,000	2,309,652
2.85% 8/5/61	2,700,000	1,917,055
2.9% 9/12/27	4,000	3,828
2.95% 9/11/49	2,630,000	2,050,722
3% 11/13/27	1,782,000	1,708,392
3.2% 5/13/25	1,870,000	1,845,267
3.2% 5/11/27	8,593,000	8,374,087
3.75% 11/13/47	1,243,000	1,120,432
3.85% 5/4/43	4,217,000	3,875,733
4.25% 2/9/47	445,000	430,612
4.375% 5/13/45	836,000	818,857
4.5% 2/23/36	1,651,000	1,702,751
4.65% 2/23/46	4,507,000	4,607,808
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (a)	1,737,000	1,764,581
6.2% 10/15/35 (a)	776,000	818,422
6.35% 10/15/45 (a)	1,669,000	1,681,787
HP, Inc.:
2.2% 6/17/25	2,800,000	2,641,192
3.4% 6/17/30	2,820,000	2,450,112
6% 9/15/41	1,367,000	1,322,764
		64,186,149

TOTAL INFORMATION TECHNOLOGY		352,855,396

MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	1,500,000	1,398,168
2.7% 5/15/40	1,561,000	1,223,446
Celanese U.S. Holdings LLC:
6.165% 7/15/27	2,200,000	2,202,284
6.379% 7/15/32	2,600,000	2,581,042
CF Industries Holdings, Inc. 5.375% 3/15/44	2,000,000	1,865,040
DuPont de Nemours, Inc.:
4.205% 11/15/23	31,000	31,075
4.725% 11/15/28	1,056,000	1,064,608
5.319% 11/15/38	3,700,000	3,689,077
5.419% 11/15/48	1,000,000	982,086
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	2,635,726
4.65% 10/15/44	535,000	462,391
Ecolab, Inc.:
2.7% 11/1/26	1,176,000	1,133,191
2.75% 8/18/55	73,000	51,126
3.95% 12/1/47	593,000	536,930
4.8% 3/24/30	1,745,000	1,793,923
International Flavors & Fragrances, Inc. 5% 9/26/48	1,500,000	1,376,121
Linde, Inc./Connecticut:
3.2% 1/30/26	1,130,000	1,107,822
3.55% 11/7/42	856,000	734,660
LYB International Finance BV 4.875% 3/15/44	1,043,000	946,993
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,137,000
LYB International Finance III LLC:
3.375% 10/1/40	2,000,000	1,524,717
4.2% 10/15/49	1,500,000	1,204,815
LyondellBasell Industries NV 4.625% 2/26/55	667,000	559,543
Nutrien Ltd.:
2.95% 5/13/30	2,600,000	2,303,392
4% 12/15/26	2,032,000	1,999,018
5% 4/1/49	1,605,000	1,587,847
5.25% 1/15/45	624,000	610,601
5.625% 12/1/40	321,000	330,206
Sherwin-Williams Co.:
3.45% 6/1/27	6,613,000	6,326,023
4.5% 6/1/47	1,520,000	1,354,194
The Dow Chemical Co.:
2.1% 11/15/30	4,695,000	3,830,749
3.6% 11/15/50	283,000	216,257
4.375% 11/15/42	869,000	753,394
4.8% 11/30/28	1,524,000	1,534,132
4.8% 5/15/49	1,277,000	1,163,966
9.4% 5/15/39	535,000	740,802
The Mosaic Co.:
4.05% 11/15/27	2,727,000	2,645,548
4.25% 11/15/23	1,941,000	1,942,851
5.625% 11/15/43	668,000	660,365
Westlake Corp.:
3.6% 8/15/26	10,080,000	9,758,135
5% 8/15/46	356,000	331,070
		71,330,334
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
3.2% 7/15/51	1,000,000	700,656
4.25% 12/15/47	1,400,000	1,173,117
		1,873,773
Containers & Packaging - 0.1%
International Paper Co.:
4.4% 8/15/47	854,000	744,759
5% 9/15/35	2,600,000	2,583,240
5.15% 5/15/46	2,281,000	2,184,608
WRKCo, Inc. 3% 6/15/33	2,820,000	2,357,272
		7,869,879
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	802,000	781,999
Barrick North America Finance LLC 5.7% 5/30/41	2,354,000	2,411,858
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	1,000,000	1,047,906
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	3,615,000	3,660,768
Freeport-McMoRan, Inc. 4.625% 8/1/30	2,300,000	2,133,293
Newmont Corp.:
2.25% 10/1/30	1,100,000	903,274
5.45% 6/9/44	1,141,000	1,127,013
6.25% 10/1/39	2,100,000	2,257,522
Nucor Corp. 2.979% 12/15/55	2,013,000	1,345,272
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	3,917,000	4,089,895
7.125% 7/15/28	2,166,000	2,442,790
Southern Copper Corp.:
3.875% 4/23/25	2,654,000	2,589,309
5.25% 11/8/42	1,029,000	991,249
5.875% 4/23/45	3,010,000	3,125,321
Vale Overseas Ltd.:
3.75% 7/8/30	4,600,000	4,010,050
6.875% 11/21/36	1,700,000	1,756,440
Vale SA 5.625% 9/11/42	1,176,000	1,092,916
		35,766,875
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	3,800,000	3,211,000
6% 1/15/29	1,400,000	1,402,800
		4,613,800

TOTAL MATERIALS		121,454,661

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	2,000,000	1,580,446
3% 5/18/51	2,250,000	1,527,858
4.85% 4/15/49	2,300,000	2,127,081
American Tower Corp.:
1.3% 9/15/25	900,000	816,309
2.1% 6/15/30	1,500,000	1,210,756
3.1% 6/15/50	1,500,000	1,045,652
3.55% 7/15/27	3,124,000	2,948,059
3.6% 1/15/28	511,000	474,565
3.8% 8/15/29	5,241,000	4,851,847
AvalonBay Communities, Inc.:
2.45% 1/15/31	2,000,000	1,732,242
2.95% 5/11/26	4,800,000	4,571,103
3.45% 6/1/25	8,100,000	7,949,803
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,160,983
2.9% 3/15/30	396,000	337,926
3.125% 9/1/23	339,000	335,635
3.4% 6/21/29	3,600,000	3,224,501
3.8% 2/1/24	1,628,000	1,616,320
4.5% 12/1/28	2,800,000	2,725,058
Corporate Office Properties LP 2.75% 4/15/31	1,100,000	863,864
Crown Castle International Corp.:
2.25% 1/15/31	3,900,000	3,167,306
3.65% 9/1/27	3,123,000	2,971,802
3.8% 2/15/28	3,000,000	2,828,556
4.3% 2/15/29	2,100,000	2,017,066
4.45% 2/15/26	2,000,000	1,989,958
Duke Realty LP 1.75% 2/1/31	4,700,000	3,802,646
Equinix, Inc.:
1.45% 5/15/26	4,119,000	3,684,341
2.5% 5/15/31	3,600,000	2,953,235
ERP Operating LP:
1.85% 8/1/31	3,100,000	2,514,466
3.25% 8/1/27	2,314,000	2,178,984
Healthpeak Properties, Inc.:
2.875% 1/15/31	3,150,000	2,717,776
3% 1/15/30	3,700,000	3,276,845
3.4% 2/1/25	87,000	84,977
Kilroy Realty LP 3.05% 2/15/30	3,200,000	2,707,129
Kimco Realty Corp.:
1.9% 3/1/28	3,000,000	2,569,663
3.5% 4/15/23	677,000	676,847
3.8% 4/1/27	713,000	681,917
4.125% 12/1/46	1,782,000	1,466,897
4.45% 9/1/47	924,000	800,869
National Retail Properties, Inc. 3% 4/15/52	2,400,000	1,611,645
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	1,000,000	814,551
4.375% 8/1/23	294,000	292,093
4.5% 1/15/25	1,428,000	1,415,226
4.5% 4/1/27	3,693,000	3,536,750
Prologis LP:
1.25% 10/15/30	6,800,000	5,431,929
2.25% 4/15/30	2,159,000	1,876,789
3.25% 10/1/26	831,000	801,371
Realty Income Corp.:
2.85% 12/15/32	2,610,000	2,237,881
3.25% 1/15/31	5,250,000	4,706,195
Regency Centers LP 3.7% 6/15/30	2,020,000	1,834,768
Simon Property Group LP:
2.2% 2/1/31	1,700,000	1,393,457
2.45% 9/13/29	2,340,000	2,019,704
3.25% 9/13/49	420,000	304,609
3.3% 1/15/26	5,700,000	5,528,253
3.375% 10/1/24	1,600,000	1,581,837
3.375% 12/1/27	4,210,000	3,974,475
3.8% 7/15/50	2,369,000	1,923,605
UDR, Inc. 2.1% 6/15/33	3,800,000	2,857,311
Ventas Realty LP:
3.25% 10/15/26	624,000	589,717
3.85% 4/1/27	1,693,000	1,624,397
4% 3/1/28	3,744,000	3,563,822
4.125% 1/15/26	258,000	253,066
4.375% 2/1/45	535,000	453,582
4.875% 4/15/49	1,000,000	923,180
VICI Properties LP:
4.75% 2/15/28	2,000,000	1,919,215
5.125% 5/15/32	2,000,000	1,905,940
Welltower, Inc.:
4% 6/1/25	2,257,000	2,228,423
4.95% 9/1/48	1,782,000	1,676,367
Weyerhaeuser Co. 4% 4/15/30	2,460,000	2,315,934
		145,787,380
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	677,000	676,717
CBRE Group, Inc. 4.875% 3/1/26	1,016,000	1,022,729
Digital Realty Trust LP 3.7% 8/15/27	1,425,000	1,360,261
Essex Portfolio LP 2.65% 3/15/32	4,300,000	3,525,650
Mid-America Apartments LP:
1.7% 2/15/31	2,100,000	1,668,234
3.95% 3/15/29	1,700,000	1,622,411
Tanger Properties LP 3.875% 7/15/27	1,105,000	1,032,146
		10,908,148

TOTAL REAL ESTATE		156,695,528

UTILITIES - 2.0%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.45% 5/15/51	1,500,000	1,162,870
AEP Transmission Co. LLC 2.75% 8/15/51	3,000,000	2,097,171
Alabama Power Co.:
3.7% 12/1/47	1,049,000	871,477
3.75% 3/1/45	178,000	147,921
4.15% 8/15/44	829,000	735,595
4.3% 7/15/48	1,048,000	953,615
5.2% 6/1/41	686,000	688,451
6% 3/1/39	1,800,000	1,970,532
American Electric Power Co., Inc.:
2.95% 12/15/22	713,000	711,534
3.25% 3/1/50	2,003,000	1,428,272
4.3% 12/1/28	3,117,000	3,027,105
Appalachian Power Co. 4.45% 6/1/45	1,069,000	930,126
Arizona Public Service Co. 3.35% 5/15/50	2,900,000	2,082,608
Baltimore Gas & Electric Co.:
2.9% 6/15/50	2,000,000	1,465,665
3.35% 7/1/23	508,000	506,123
3.5% 8/15/46	445,000	365,601
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	3,700,000	2,991,505
3.55% 8/1/42	339,000	287,004
Cincinnati Gas & Electric Co. 4.3% 2/1/49	2,109,000	1,903,427
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	967,019
Commonwealth Edison Co.:
2.75% 9/1/51	3,000,000	2,132,060
3.1% 11/1/24	1,782,000	1,757,536
3.2% 11/15/49	1,000,000	780,932
3.65% 6/15/46	510,000	432,278
3.7% 3/1/45	553,000	462,529
3.75% 8/15/47	1,096,000	941,124
4% 3/1/48	1,217,000	1,089,987
4% 3/1/49	84,000	74,597
Dominion Energy South Carolina 6.05% 1/15/38	2,800,000	3,095,693
DTE Electric Co. 4.05% 5/15/48	1,570,000	1,423,712
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,069,000	1,028,262
3.75% 6/1/45	356,000	299,561
3.875% 3/15/46	696,000	605,099
3.95% 3/15/48	1,100,000	961,430
4% 9/30/42	668,000	590,537
6.05% 4/15/38	111,000	123,180
Duke Energy Corp.:
2.45% 6/1/30	1,300,000	1,097,415
2.65% 9/1/26	2,379,000	2,223,743
3.3% 6/15/41	4,630,000	3,575,777
3.75% 4/15/24	9,869,000	9,822,013
3.75% 9/1/46	1,627,000	1,271,845
3.95% 10/15/23	435,000	435,023
3.95% 8/15/47	1,420,000	1,167,084
4.8% 12/15/45	2,998,000	2,782,175
Duke Energy Florida LLC 3.4% 10/1/46	445,000	353,895
Duke Energy Industries, Inc. 3.25% 10/1/49	3,100,000	2,378,528
Duke Energy Progress LLC:
4.1% 3/15/43	1,300,000	1,159,433
4.15% 12/1/44	321,000	285,961
4.375% 3/30/44	356,000	328,258
Edison International:
2.95% 3/15/23	260,000	259,097
5.75% 6/15/27	7,890,000	7,994,448
Entergy Corp.:
0.9% 9/15/25	3,200,000	2,872,958
2.8% 6/15/30	1,211,000	1,036,547
2.95% 9/1/26	837,000	788,401
3.75% 6/15/50	3,400,000	2,670,975
Entergy Louisiana LLC:
2.35% 6/15/32	1,000,000	827,093
4% 3/15/33	677,000	642,219
Entergy Mississippi LLC 3.85% 6/1/49	1,000,000	837,162
Entergy, Inc. 3.55% 9/30/49	1,300,000	1,019,459
Eversource Energy:
2.55% 3/15/31	5,000,000	4,237,505
2.9% 10/1/24	1,524,000	1,484,228
3.35% 3/15/26	1,178,000	1,129,633
3.45% 1/15/50	1,000,000	783,776
Exelon Corp.:
3.4% 4/15/26	2,000,000	1,940,331
3.95% 6/15/25	3,502,000	3,468,217
4.45% 4/15/46	1,100,000	985,906
5.1% 6/15/45	196,000	194,197
FirstEnergy Corp.:
2.25% 9/1/30	1,950,000	1,596,675
5.35% 7/15/47	1,969,000	1,811,480
Florida Power & Light Co.:
2.85% 4/1/25	3,700,000	3,620,969
2.875% 12/4/51	1,500,000	1,117,819
3.125% 12/1/25	909,000	896,375
3.15% 10/1/49	252,000	201,173
3.25% 6/1/24	842,000	835,586
3.7% 12/1/47	1,100,000	961,014
4.05% 10/1/44	3,466,000	3,161,017
4.125% 6/1/48	2,192,000	2,047,658
Georgia Power Co.:
3.25% 3/30/27	2,245,000	2,119,396
4.3% 3/15/42	2,000,000	1,777,469
Indiana Michigan Power Co.:
3.2% 3/15/23	495,000	492,835
3.25% 5/1/51	1,500,000	1,124,240
Interstate Power and Light Co. 2.3% 6/1/30	2,510,000	2,122,399
Kentucky Utilities Co. 5.125% 11/1/40	1,730,000	1,728,515
MidAmerican Energy Co. 3.65% 8/1/48	4,102,000	3,448,936
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30	1,301,000	1,096,614
2.75% 11/1/29	8,382,000	7,465,802
3.5% 4/1/29	3,900,000	3,647,486
4.625% 7/15/27	2,000,000	2,008,201
Northern States Power Co.:
2.6% 6/1/51	1,000,000	707,130
3.4% 8/15/42	356,000	297,404
4.125% 5/15/44	802,000	727,323
NSTAR Electric Co. 3.2% 5/15/27	1,364,000	1,315,426
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	6,243,000	5,610,838
3.1% 9/15/49	971,000	750,921
3.8% 9/30/47	2,700,000	2,354,946
4.1% 11/15/48	1,000,000	910,839
Pacific Gas & Electric Co.:
2.5% 2/1/31	4,200,000	3,211,446
3.25% 6/1/31	1,000,000	805,780
3.3% 8/1/40	2,850,000	2,001,724
3.45% 7/1/25	1,000,000	953,222
4% 12/1/46	2,822,000	1,946,839
4.3% 3/15/45	5,099,000	3,695,531
4.55% 7/1/30	4,496,000	3,998,377
PacifiCorp:
3.6% 4/1/24	713,000	711,413
4.125% 1/15/49	2,399,000	2,127,265
6% 1/15/39	1,104,000	1,196,328
6.25% 10/15/37	1,100,000	1,206,240
PECO Energy Co. 3.9% 3/1/48	2,900,000	2,578,238
PG&E Wildfire Recovery:
5.099% 6/1/54	1,900,000	1,961,233
5.212% 12/1/49	2,000,000	2,081,458
Potomac Electric Power Co. 6.5% 11/15/37	678,000	781,702
PPL Capital Funding, Inc. 3.1% 5/15/26	1,425,000	1,351,020
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	1,857,273
4.15% 10/1/45	624,000	551,631
Progress Energy, Inc. 6% 12/1/39	926,000	965,982
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	1,913,053
3.8% 6/15/47	825,000	712,786
4.5% 6/1/52	2,300,000	2,232,919
6.25% 9/1/37	1,000,000	1,156,953
Public Service Co. of Oklahoma 2.2% 8/15/31	1,500,000	1,239,336
Public Service Electric & Gas Co.:
2.45% 1/15/30	1,700,000	1,517,046
3.1% 3/15/32	2,200,000	2,013,461
3.15% 1/1/50	2,300,000	1,750,631
3.65% 9/1/42	504,000	428,346
4% 6/1/44	891,000	763,971
Puget Sound Energy, Inc. 4.3% 5/20/45	2,142,000	1,898,743
Southern California Edison Co.:
2.25% 6/1/30	2,054,000	1,721,389
2.95% 2/1/51	4,900,000	3,304,491
4% 4/1/47	1,782,000	1,442,934
4.65% 10/1/43	1,805,000	1,633,206
Southern Co.:
3.7% 4/30/30	5,713,000	5,344,195
4.4% 7/1/46	1,305,000	1,150,307
Southwestern Electric Power Co. 3.85% 2/1/48	1,600,000	1,274,016
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	1,922,745
6.15% 5/15/37	1,116,000	1,223,172
Union Electric Co. 3.9% 9/15/42	659,000	574,531
Virginia Electric & Power Co.:
3.1% 5/15/25	713,000	696,416
3.45% 2/15/24	490,000	487,088
3.8% 4/1/28	2,657,000	2,596,732
3.8% 9/15/47	2,543,000	2,159,197
4.2% 5/15/45	2,128,000	1,895,333
4.45% 2/15/44	490,000	453,407
4.6% 12/1/48	3,452,000	3,279,007
6% 5/15/37	356,000	390,227
Wisconsin Electric Power Co.:
1.7% 6/15/28	80,000	69,742
4.25% 6/1/44	837,000	720,474
Xcel Energy, Inc.:
3.35% 12/1/26	535,000	513,895
3.4% 6/1/30	1,740,000	1,595,131
4% 6/15/28	13,000,000	12,725,829
		253,885,337
Gas Utilities - 0.1%
Atmos Energy Corp. 4.125% 3/15/49	2,900,000	2,604,856
Dominion Gas Holdings LLC 2.5% 11/15/24	2,000,000	1,925,122
ONE Gas, Inc. 4.658% 2/1/44	1,380,000	1,270,101
Piedmont Natural Gas Co., Inc. 3.5% 6/1/29	3,157,000	2,938,688
Southern California Gas Co. 2.6% 6/15/26	2,358,000	2,225,585
Southern Co. Gas Capital Corp.:
3.95% 10/1/46	1,409,000	1,123,754
5.875% 3/15/41	2,600,000	2,707,056
		14,795,162
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.639% 6/15/31	1,000,000	825,637
3.55% 6/15/26	1,000,000	957,960
4.75% 6/15/46	929,000	808,904
Exelon Generation Co. LLC:
3.25% 6/1/25	1,400,000	1,358,658
6.25% 10/1/39	1,242,000	1,308,680
The AES Corp. 1.375% 1/15/26	5,890,000	5,225,633
		10,485,472
Multi-Utilities - 0.3%
Ameren Corp. 3.5% 1/15/31	8,850,000	8,089,050
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	82,000	77,551
3.7% 7/15/30	788,000	751,237
3.8% 7/15/48	4,048,000	3,417,084
4.05% 4/15/25	1,958,000	1,960,604
4.5% 2/1/45	1,186,000	1,104,004
5.15% 11/15/43	1,679,000	1,701,726
CenterPoint Energy, Inc. 3.7% 9/1/49	1,420,000	1,128,654
CMS Energy Corp. 4.875% 3/1/44	891,000	835,255
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	510,000	428,985
3.95% 4/1/50	2,695,000	2,330,908
4.45% 3/15/44	1,425,000	1,323,265
4.5% 5/15/58	2,690,000	2,426,253
4.65% 12/1/48	1,866,000	1,761,515
5.5% 12/1/39	1,445,000	1,472,783
Consumers Energy Co.:
2.5% 5/1/60	1,100,000	698,190
2.65% 8/15/52	1,000,000	700,355
4.35% 4/15/49	2,410,000	2,275,576
Delmarva Power & Light Co. 4% 6/1/42	713,000	611,899
Dominion Energy, Inc.:
3.9% 10/1/25	2,299,000	2,268,424
4.9% 8/1/41	356,000	340,178
DTE Energy Co.:
2.85% 10/1/26	1,069,000	1,003,893
3.8% 3/15/27	2,408,000	2,294,043
NiSource, Inc.:
0.95% 8/15/25	4,288,000	3,900,396
1.7% 2/15/31	3,300,000	2,581,655
2.95% 9/1/29	1,420,000	1,263,631
3.49% 5/15/27	1,364,000	1,304,848
3.95% 3/30/48	1,782,000	1,469,967
4.375% 5/15/47	852,000	750,326
4.8% 2/15/44	980,000	902,371
Puget Energy, Inc.:
3.65% 5/15/25	1,438,000	1,389,760
4.1% 6/15/30	2,600,000	2,395,076
San Diego Gas & Electric Co. 4.5% 8/15/40	1,378,000	1,288,666
Sempra Energy:
3.25% 6/15/27	1,087,000	1,028,525
4% 2/1/48	5,578,000	4,670,596
6% 10/15/39	178,000	190,459
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (a)(c)	753,000	625,216
		62,762,924
Water Utilities - 0.1%
American Water Capital Corp.:
2.95% 9/1/27	1,600,000	1,504,828
3.45% 5/1/50	1,200,000	939,005
3.75% 9/1/28	5,687,000	5,500,052
3.75% 9/1/47	3,254,000	2,733,833
		10,677,718

TOTAL UTILITIES		352,606,613

TOTAL NONCONVERTIBLE BONDS
(Cost $5,166,909,105)		4,481,454,088

U.S. Government and Government Agency Obligations - 41.1%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 8/25/25	$8,339,000	$7,606,382
0.5% 6/17/25	10,000,000	9,192,466
0.625% 4/22/25	6,300,000	5,833,380
0.75% 10/8/27	11,000,000	9,665,965
0.875% 8/5/30	9,584,000	7,890,725
1.625% 10/15/24	4,500,000	4,327,497
1.75% 7/2/24	5,641,000	5,472,863
1.875% 9/24/26	2,379,000	2,238,398
2% 10/5/22	6,571,000	6,567,635
2.125% 4/24/26	713,000	680,112
2.375% 1/19/23	5,335,000	5,315,993
2.625% 9/6/24	713,000	700,948
2.875% 9/12/23	1,373,000	1,362,878
6.25% 5/15/29	2,000,000	2,340,884
7.25% 5/15/30	5,220,000	6,563,457
Federal Home Loan Bank:
0.375% 9/4/25	2,300,000	2,095,876
0.5% 4/14/25	9,755,000	9,019,947
1.5% 8/15/24	1,280,000	1,234,265
2% 9/9/22	6,775,000	6,774,120
2.5% 2/13/24	890,000	878,794
3.25% 6/9/28	1,700,000	1,688,178
3.25% 11/16/28	4,230,000	4,210,447
5.5% 7/15/36	270,000	322,168
Freddie Mac:
0.25% 8/24/23	18,087,000	17,502,327
0.375% 7/21/25	5,568,000	5,093,286
0.375% 9/23/25	10,325,000	9,404,320
2.75% 6/19/23	4,316,000	4,287,426
6.25% 7/15/32	9,453,000	11,610,010
6.75% 3/15/31	5,634,000	6,986,987
Tennessee Valley Authority:
0.75% 5/15/25	6,800,000	6,298,965
5.25% 9/15/39	3,565,000	4,019,938
5.375% 4/1/56	961,000	1,163,657
5.88% 4/1/36	7,540,000	8,985,025

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		177,335,319

U.S. Treasury Obligations - 40.1%
U.S. Treasury Bonds:
1.125% 5/15/40	15,433,000	10,504,086
1.125% 8/15/40	104,511,000	70,487,770
1.25% 5/15/50	78,395,000	48,473,221
1.375% 11/15/40	177,971,000	125,205,378
1.375% 8/15/50	19,324,000	12,356,792
1.625% 11/15/50	143,869,000	98,432,248
1.75% 8/15/41	37,702,000	28,011,408
1.875% 2/15/41	218,999,000	167,782,319
1.875% 2/15/51	157,669,000	115,042,940
1.875% 11/15/51	89,202,000	64,957,175
2% 11/15/41	101,033,000	78,482,119
2% 2/15/50	130,000	98,333
2% 8/15/51	33,187,000	24,931,734
2.25% 5/15/41	31,812,000	25,941,692
2.25% 8/15/46	8,327,300	6,518,715
2.25% 8/15/49	936,600	750,085
2.25% 2/15/52	54,100,000	43,212,375
2.375% 11/15/49	7,928,000	6,533,477
2.375% 5/15/51	31,494,000	25,928,420
2.5% 2/15/45	22,226,600	18,373,410
2.5% 2/15/46	12,667,600	10,442,358
2.5% 5/15/46	4,826,500	3,977,149
2.75% 8/15/47	3,057,800	2,657,061
2.75% 11/15/47	3,369,900	2,933,393
2.875% 5/15/43	1,252,400	1,116,202
2.875% 8/15/45	91,000	80,460
2.875% 11/15/46	2,461,500	2,181,697
2.875% 5/15/49	400	364
2.875% 5/15/52	74,800,000	68,932,875
3% 11/15/44	41,796,400	37,796,354
3% 5/15/45	16,727,200	15,113,286
3% 11/15/45	8,342,000	7,547,881
3% 2/15/47	23,518,100	21,331,652
3% 5/15/47	519,600	472,105
3% 2/15/48	4,353,000	3,986,906
3% 8/15/52	23,900,000	22,656,453
3.125% 11/15/41	1,577,000	1,484,659
3.125% 8/15/44	76,300	70,557
3.125% 5/15/48	466,400	438,871
3.25% 5/15/42	70,600,000	67,533,313
3.375% 8/15/42	17,100,000	16,685,859
3.375% 5/15/44	2,243,400	2,164,268
3.375% 11/15/48	4,431,700	4,389,287
3.625% 8/15/43	320,900	322,454
3.625% 2/15/44	1,062,700	1,065,896
3.75% 11/15/43	11,612,800	11,890,419
3.875% 8/15/40	1,400	1,482
4.25% 5/15/39	1,432,500	1,607,925
4.25% 11/15/40	144,500	160,536
4.375% 2/15/38	4,701,900	5,366,411
4.375% 11/15/39	17,800	20,236
4.375% 5/15/40	1,900	2,153
4.5% 2/15/36	5,419,200	6,248,168
4.5% 5/15/38	4,680,500	5,409,451
4.5% 8/15/39	73,900	85,349
4.75% 2/15/37	8,026,400	9,501,565
4.75% 2/15/41	489,700	579,548
5% 5/15/37 (d)	8,448,700	10,246,359
5.375% 2/15/31	9,530,300	11,038,023
U.S. Treasury Notes:
0.125% 9/30/22	2,000	1,997
0.125% 11/30/22	918,000	911,938
0.125% 5/31/23	1,000	976
0.125% 12/15/23	5,282,000	5,062,054
0.125% 1/15/24	142,502,000	136,122,810
0.125% 2/15/24	31,088,000	29,618,606
0.25% 11/15/23	33,961,000	32,690,116
0.25% 6/15/24	12,074,000	11,402,855
0.25% 5/31/25	34,270,000	31,374,453
0.25% 6/30/25	2,937,000	2,683,569
0.25% 8/31/25	770,000	699,166
0.25% 9/30/25	23,754,000	21,525,207
0.25% 10/31/25	25,756,000	23,270,948
0.375% 4/15/24	46,275,000	44,008,248
0.375% 8/15/24	15,500,000	14,599,668
0.375% 9/15/24	150,900,000	141,751,688
0.375% 11/30/25	145,570,000	131,695,359
0.375% 12/31/25	186,712,000	168,529,461
0.375% 1/31/26	124,970,000	112,497,408
0.375% 7/31/27	41,405,000	35,901,046
0.375% 9/30/27	4,380,000	3,775,355
0.5% 11/30/23	97,002,000	93,508,413
0.5% 2/28/26	62,514,000	56,404,233
0.5% 4/30/27	76,857,000	67,402,989
0.5% 5/31/27	35,607,000	31,163,079
0.5% 6/30/27	6,547,000	5,717,628
0.5% 10/31/27	85,135,000	73,704,961
0.625% 10/15/24	9,400,000	8,855,828
0.625% 7/31/26	47,986,000	43,056,188
0.625% 3/31/27	798,000	705,700
0.625% 11/30/27	1,471,000	1,278,851
0.625% 12/31/27	11,851,000	10,277,502
0.625% 5/15/30	23,469,000	19,345,423
0.625% 8/15/30	30,836,000	25,296,361
0.75% 12/31/23	86,700,000	83,638,406
0.75% 11/15/24	146,270,000	137,819,479
0.75% 3/31/26	42,400,000	38,526,031
0.75% 4/30/26	228,803,000	207,540,408
0.75% 5/31/26	85,730,000	77,602,394
0.75% 8/31/26	52,800,000	47,524,125
0.75% 1/31/28	54,976,000	47,912,873
0.875% 6/30/26	46,368,000	42,100,695
0.875% 9/30/26	57,100,000	51,584,051
1% 12/15/24	15,700,000	14,848,766
1% 7/31/28	3,300,000	2,884,793
1.125% 10/31/26	167,200,000	152,347,938
1.125% 2/29/28	119,508,000	106,189,394
1.125% 2/15/31	39,652,000	33,715,042
1.25% 8/31/24 (e)	46,487,300	44,520,669
1.25% 11/30/26	106,012,000	97,000,980
1.25% 12/31/26	14,400,000	13,158,562
1.25% 3/31/28	15,582,000	13,908,152
1.25% 4/30/28	53,309,000	47,517,894
1.25% 5/31/28	39,296,000	34,991,860
1.25% 6/30/28	77,172,000	68,574,557
1.25% 9/30/28	114,316,000	101,111,609
1.25% 8/15/31	154,327,000	131,352,773
1.375% 8/31/23	14,100	13,808
1.375% 1/31/25	9,913,000	9,431,677
1.375% 8/31/26	2,670,800	2,467,152
1.375% 10/31/28	60,500,000	53,859,180
1.375% 12/31/28	22,700,000	20,190,586
1.5% 9/15/22	4,000	3,999
1.5% 9/30/24	20,957,000	20,136,730
1.5% 10/31/24	41,850,000	40,149,844
1.5% 11/30/24	37,250,000	35,669,785
1.5% 8/15/26	11,644,100	10,809,000
1.5% 1/31/27	50,200,000	46,321,266
1.5% 11/30/28	113,349,000	101,558,047
1.5% 2/15/30	87,477,000	77,594,833
1.625% 12/15/22	71,000	70,758
1.625% 2/15/26	1,812,700	1,702,593
1.625% 5/15/26	999,900	936,586
1.625% 9/30/26	1,274,000	1,188,403
1.625% 10/31/26	22,470,000	20,914,655
1.625% 11/30/26	2,021,000	1,880,556
1.625% 8/15/29	29,838,600	26,847,746
1.75% 6/30/24	7,244,300	7,024,141
1.75% 7/31/24	31,872,800	30,870,550
1.75% 12/31/24	45,915,000	44,159,110
1.875% 6/30/26	15,666,100	14,798,957
1.875% 7/31/26	33,197,000	31,317,998
2% 4/30/24	10,425,000	10,179,442
2% 5/31/24	35,935,300	35,046,744
2% 6/30/24	4,459,800	4,344,821
2% 2/15/25	647,800	625,329
2% 8/15/25	6,441,400	6,171,918
2% 11/15/26	11,997,900	11,327,705
2.125% 11/30/23	20,730,600	20,396,157
2.125% 2/29/24	9,378,800	9,195,254
2.125% 3/31/24	53,728,900	52,622,840
2.125% 7/31/24	2,225,100	2,170,516
2.125% 9/30/24	16,014,500	15,590,992
2.125% 11/30/24	2,535,000	2,460,831
2.125% 5/15/25	1,939,000	1,870,453
2.25% 12/31/23	522,200	513,837
2.25% 1/31/24	6,447,500	6,337,943
2.25% 3/31/24	11,300,000	11,083,270
2.25% 4/30/24	73,068,600	71,632,916
2.25% 10/31/24	23,871,200	23,268,825
2.25% 11/15/24	15,315,800	14,922,734
2.25% 12/31/24	13,968,400	13,583,723
2.25% 11/15/25	18,937,500	18,221,426
2.25% 2/15/27	944,000	898,902
2.25% 8/15/27	5,291,000	5,024,383
2.25% 11/15/27	43,039,100	40,772,822
2.375% 2/29/24	50,172,600	49,365,135
2.375% 8/15/24	5,198,200	5,091,393
2.375% 5/15/27	68,262,000	65,272,871
2.5% 1/31/24	45,416,000	44,795,078
2.5% 4/30/24	86,500,000	85,128,164
2.5% 5/15/24	17,021,500	16,749,555
2.5% 5/31/24	88,400,000	86,939,328
2.5% 1/31/25	20,661,800	20,191,260
2.5% 2/28/26	9,949,100	9,631,195
2.5% 3/31/27	39,000,000	37,552,734
2.625% 3/31/25	2,858,900	2,798,483
2.625% 4/15/25	49,100,000	48,033,609
2.625% 12/31/25	10,880,100	10,591,097
2.625% 1/31/26	9,021,000	8,774,332
2.625% 5/31/27	7,200,000	6,973,312
2.625% 2/15/29	20,536,100	19,695,403
2.625% 7/31/29	155,300,000	148,869,609
2.75% 5/31/23	800	797
2.75% 7/31/23	10,000	9,943
2.75% 11/15/23	12,801,100	12,691,591
2.75% 2/15/24	60,391,300	59,766,156
2.75% 2/28/25	3,753,700	3,686,984
2.75% 6/30/25	3,682,400	3,609,759
2.75% 4/30/27	35,700,000	34,747,535
2.75% 7/31/27	85,000,000	82,722,265
2.75% 2/15/28	24,880,400	24,102,888
2.75% 8/15/32 (e)	192,919,800	186,107,320
2.875% 9/30/23	500	497
2.875% 11/30/23	22,756,900	22,592,446
2.875% 4/30/25	12,040,300	11,846,997
2.875% 6/15/25	53,000,000	52,122,188
2.875% 5/15/28	46,361,100	45,165,853
2.875% 8/15/28	38,531,600	37,509,609
2.875% 4/30/29	11,600,000	11,280,094
2.875% 5/15/32	55,800,000	54,387,563
3% 6/30/24	85,000,000	84,262,890
3% 7/31/24 (e)	99,600,000	98,728,500
3% 7/15/25	66,700,000	65,808,929
3% 10/31/25	7,767,100	7,653,931
3.125% 8/31/27	41,900,000	41,526,828
3.125% 11/15/28	3,802,200	3,753,930
3.125% 8/31/29	43,000,000	42,576,719
3.25% 8/31/24	55,600,000	55,361,093
3.25% 6/30/27	37,300,000	37,122,242
3.25% 6/30/29	84,000,000	83,658,750

TOTAL U.S. TREASURY OBLIGATIONS		7,118,212,815

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,047,224,860)		7,295,548,134

U.S. Government Agency - Mortgage Securities - 27.7%
Fannie Mae - 12.8%
12 month U.S. LIBOR + 1.510% 2.266% 11/1/34 (a)(c)	357,333	363,571
12 month U.S. LIBOR + 1.640% 2.534% 4/1/41 (a)(c)	81,931	82,938
12 month U.S. LIBOR + 1.880% 2.461% 11/1/34 (a)(c)	30,071	30,571
1.5% 10/1/35 to 4/1/52	235,468,154	203,159,362
2% 8/1/23 to 6/1/52	707,756,980	620,341,222
2.5% 4/1/23 to 4/1/52	540,261,472	489,704,218
3% 5/1/26 to 8/1/52	446,015,103	418,727,211
3.5% 11/1/23 to 6/1/52	257,021,839	249,326,456
4% 4/1/24 to 9/1/52	181,568,822	179,360,135
4.5% to 4.5% 11/1/22 to 12/1/50	69,064,322	69,602,783
5% 3/1/23 to 10/1/50	29,090,347	30,046,363
5.5% 12/1/22 to 6/1/49	8,804,181	9,268,272
6% to 6% 2/1/23 to 7/1/41	2,488,775	2,660,102
6.5% 5/1/31 to 6/1/40	943,293	1,026,269

TOTAL FANNIE MAE		2,273,699,473

Freddie Mac - 8.6%
12 month U.S. LIBOR + 1.940% 3.906% 9/1/37 (a)(c)	38,440	39,438
U.S. TREASURY 1 YEAR INDEX + 1.710% 1.949% 3/1/36 (a)(c)	330,829	336,116
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.518% 12/1/35 (a)(c)	147,010	151,150
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.463% 3/1/35 (a)(c)	66,759	67,998
1.5% 5/1/36 to 12/1/51	80,065,169	68,206,429
2% 4/1/23 to 4/1/52	688,967,692	599,932,342
2% 9/1/35	34,170,539	31,533,636
2% 11/1/35	14,216,861	13,119,761
2.5% 8/1/25 to 4/1/52	483,039,563	436,065,432
3% 10/1/26 to 8/1/52	137,076,092	129,117,986
3% 8/1/47	36,395	34,190
3% 5/1/49	27,716	25,851
3.5% 5/1/23 to 4/1/51	114,465,027	110,863,524
3.5% 8/1/47	65,290	63,091
3.5% 9/1/47	16,841	16,274
3.5% 9/1/47	1,719,998	1,669,068
4% 2/1/25 to 9/1/52	73,517,176	72,646,422
4.5% 8/1/23 to 8/1/52	43,474,296	43,570,557
5% 4/1/23 to 6/1/50	16,809,134	17,198,386
5.5% 5/1/23 to 6/1/49	3,684,319	3,848,387
6% 4/1/32 to 8/1/37	87,373	92,438
6.5% 8/1/36 to 12/1/37	18,083	19,742

TOTAL FREDDIE MAC		1,528,618,218

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	9,844	9,414
Ginnie Mae - 5.9%
3.5% 11/15/40 to 8/20/52	163,907,800	159,403,870
4% 1/15/25 to 8/20/52	80,938,644	80,264,244
5% 1/20/39 to 8/20/50	11,062,440	11,420,608
1.5% 6/20/45 to 12/20/51	4,250,110	3,603,845
2% 3/20/51 to 3/20/52	292,187,748	259,647,456
2.5% 10/20/42 to 8/20/52	283,768,475	260,321,534
2.5% 9/1/52 (f)	9,500,000	8,662,064
3% 4/15/42 to 5/20/52	219,808,658	208,423,039
4% 9/1/52 (f)	6,400,000	6,305,594
4.5% to 4.5% 3/20/33 to 5/20/51	33,992,195	34,374,645
4.5% 9/1/52 (f)	13,100,000	13,100,241
5.5% 12/20/32 to 6/20/49	2,016,128	2,118,498
6% to 6% 5/20/34 to 12/15/40	711,354	764,146
6.5% 8/20/36 to 1/15/39	131,337	143,198

TOTAL GINNIE MAE		1,048,552,982

Uniform Mortgage Backed Securities - 0.4%
2% 9/1/52 (f)	7,350,000	6,325,023
3% 9/1/52 (f)	5,600,000	5,182,189
3.5% 9/1/52 (f)	16,850,000	16,062,788
3.5% 9/1/52 (f)	5,700,000	5,433,703
4% 9/1/52 (f)	14,300,000	13,954,782
4.5% 9/1/52 (f)	16,400,000	16,298,786
5% 9/1/52 (f)	9,300,000	9,384,286

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		72,641,557

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,496,822,031)		4,923,521,644

Asset-Backed Securities - 0.4%
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	$2,360,000	$2,200,510
1.39% 7/15/30	4,200,000	3,644,064
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	7,503,512	7,305,423
Series 2022-3 Class A2A, 3.97% 4/15/27	9,500,000	9,459,654
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/16/24	1,662,000	1,661,709
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	834,000	829,856
Series 2018-A6 Class A6, 3.21% 12/7/24	1,693,000	1,692,220
Series 2018-A7 Class A7, 3.96% 10/13/30	2,750,000	2,758,351
Discover Card Execution Note Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	250,834
Series 2018-A1 Class A1, 3.03% 8/15/25	3,422,000	3,412,818
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	5,486,747	5,455,793
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	3,396,000	3,380,981
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	7,046,978	6,866,012
Hyundai Auto Receivables Trust 3.72% 11/16/26	6,412,000	6,388,085
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	6,017,372	5,947,624
TOTAL ASSET-BACKED SECURITIES
(Cost $62,689,442)		61,253,934

Commercial Mortgage Securities - 1.7%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	3,860,005	3,774,457
Series 2020-BN25 Class A5, 2.649% 1/15/63	4,650,000	4,133,583
Series 2020-BN28 Class A4, 1.844% 3/15/63	6,780,000	5,612,864
Series 2021-BN35 Class A5, 2.285% 6/15/64	12,700,000	10,739,497
Series 2022-BNK41 Class A4, 3.7899% 4/15/65 (a)	9,500,000	9,109,579
BBCMS Mortgage Trust sequential payer Series 2021-C10 Class A5, 2.492% 7/15/54	11,850,000	10,210,401
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	3,100,000	2,579,635
Series 2021-B24 Class A5, 2.5843% 3/15/54	10,300,000	8,953,969
Series 2019-B12 Class A5, 3.1156% 8/15/52	4,705,000	4,329,358
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	4,077,739
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	5,370,000	5,263,576
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	1,961,625
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	1,021,376
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,157,641
Series 2016-P4 Class A4, 2.902% 7/10/49	3,832,000	3,621,949
Series 2018-B2 Class A4, 4.009% 3/10/51	2,641,000	2,590,227
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class A4, 3.213% 3/10/46	2,062,124	2,045,709
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,344,000	3,333,263
Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,360,098
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,181,862
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	3,098,578
Class A5, 3.0161% 9/15/52	3,480,000	3,146,453
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	2,844,000	2,720,984
Series 2020-K104 Class A2, 2.253% 1/25/30	16,200,000	14,699,859
Series 2020-K116 Class A2, 1.378% 7/25/30	12,400,000	10,430,612
Series 2020-K117 Class A2, 1.406% 8/25/30	12,400,000	10,422,641
Series 2020-K118 Class A2, 1.493% 9/25/30	6,200,000	5,237,536
Series 2020-K121 Class A2, 1.547% 10/25/30	8,900,000	7,517,005
Series 2021-K125 Class A2, 1.846% 1/25/31	2,000,000	1,725,817
Series 2021-K126 Class A2, 2.074% 1/25/31	8,200,000	7,205,639
Series 2021-K128 Class A2, 2.02% 3/25/31	6,410,000	5,603,171
Series 2021-K129 Class A2, 1.914% 5/25/31	6,160,000	5,324,088
Series 2021-K130 Class A2, 1.723% 6/25/31	7,200,000	6,106,933
Series 2021-K136 Class A2, 2.127% 11/25/31	7,800,000	6,795,117
Series K034 Class A2, 3.531% 7/25/23	1,604,000	1,598,525
Series K080 Class A2, 3.926% 7/25/28	2,957,000	2,983,079
Series 2017-K064 Class A2, 3.224% 3/25/27	3,075,000	3,006,423
Series 2017-K068 Class A2, 3.244% 8/25/27	4,243,000	4,144,232
Series 2017-K727 Class A2, 2.946% 7/25/24	4,425,887	4,355,371
Series 2018-K730 Class A2, 3.59% 1/25/25	6,894,000	6,842,538
Series 2019-K094 Class A2, 2.903% 6/25/29	9,484,000	9,020,244
Series 2019-K1510 Class A2, 3.718% 1/25/31	2,646,000	2,626,648
Series 2021-K123 Class A2, 1.621% 12/25/30	8,000,000	6,789,065
Series K036 Class A2, 3.527% 10/25/23	1,600,000	1,591,958
Series K046 Class A2, 3.205% 3/25/25	5,935,000	5,839,408
Series K047 Class A2, 3.329% 5/25/25	688,000	678,524
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,236,614
Series K056 Class A2, 2.525% 5/25/26	3,698,000	3,535,614
Series K062 Class A1, 3.032% 9/25/26	2,045,347	2,026,776
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,398,606
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	1,127,606	1,125,691
Series 2014-GC26 Class A4, 3.364% 11/10/47	3,024,725	2,933,204
Series 2020-GC45 Class A5, 2.9106% 2/13/53	9,700,000	8,734,489
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	6,016,000	5,930,765
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,702,000	1,680,597
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	4,550,538
Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,559,247
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	8,000,000	6,775,241
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	583,737	582,376
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,547,756
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	4,000,000	3,536,056
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	7,470,000	6,990,720
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	5,109,158
Series 2019-C54 Class A4, 3.146% 12/15/52	8,500,000	7,763,710
Series 2020-C55 Class A5, 2.725% 2/15/53	3,600,000	3,181,292
Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	3,438,370
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	2,576,000	2,520,027
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $349,058,032)		308,725,703

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	2,436,932
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$900,000	$1,101,136
Series 2010 S1, 7.043% 4/1/50	1,325,000	1,775,373
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	4,410,000	5,858,779
Series 2010, 7.6% 11/1/40	6,390,000	8,626,706
Series 2018, 3.5% 4/1/28	2,300,000	2,256,117
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	3,540,000	2,629,790
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	2,200,000	1,678,176
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	5,350,000	6,369,441
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,307,335
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	4,750,000	3,491,654
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	435,000	349,013
Series 2021 C, 2.843% 11/1/46	4,000,000	3,077,186
Series 2022 A, 4.507% 11/1/51	1,580,000	1,512,929
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	1,920,000	1,640,100
3.293% 6/1/42	1,000,000	793,888
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	1,175,000	889,157
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	12,925,000	12,863,175
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,375,581
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	2,251,953
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	855,000	978,135
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	685,889
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	2,650,000	2,257,888
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	3,000,000	2,414,101
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	2,000,000	1,525,979
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	837,000	1,092,496
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	2,700,000	2,392,481
4.131% 6/15/42	2,700,000	2,363,818
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	1,899,230
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	2,069,521
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,256,632
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	6,000,000	4,929,652
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	956,779
Series 2010 164, 5.647% 11/1/40	930,000	1,037,397
Series 225, 3.175% 7/15/60	6,000,000	4,369,932
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	870,469
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,275,017
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,158,343
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	3,000,000	2,218,710
3.256% 5/15/60	3,000,000	2,208,390
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	175,000	195,029
Series 2015 AP, 3.931% 5/15/45	665,000	616,960
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	760,386
Series 2021 B, 2.584% 11/1/51	2,400,000	1,703,496
TOTAL MUNICIPAL SECURITIES
(Cost $126,813,608)		104,521,151

Foreign Government and Government Agency Obligations - 1.7%
Alberta Province:
1% 5/20/25	$35,763,000	$33,258,875
2.95% 1/23/24	5,000,000	4,947,000
3.3% 3/15/28	696,000	680,688
British Columbia Province 2.25% 6/2/26	6,672,000	6,336,932
Canadian Government 2% 11/15/22	845,000	843,272
Chilean Republic:
2.45% 1/31/31	6,000,000	5,056,125
2.55% 7/27/33	2,900,000	2,328,700
3.24% 2/6/28	2,067,000	1,922,698
3.625% 10/30/42	3,150,000	2,431,997
3.86% 6/21/47	3,039,000	2,422,273
Export Development Canada:
2.625% 2/21/24	5,020,000	4,946,306
2.75% 3/15/23	3,680,000	3,665,722
Hungarian Republic:
5.375% 3/25/24	5,000,000	5,013,438
5.75% 11/22/23	9,270,000	9,393,407
Indonesian Republic:
2.85% 2/14/30	5,800,000	5,302,650
3.4% 9/18/29	1,000,000	950,500
3.5% 2/14/50	4,200,000	3,313,538
4.35% 1/11/48	901,000	808,747
4.45% 4/15/70	1,300,000	1,134,393
5.35% 2/11/49	2,000,000	1,995,220
Israeli State:
2.75% 7/3/30	1,310,000	1,241,225
3.25% 1/17/28	2,565,000	2,535,923
3.375% 1/15/50	4,900,000	4,073,125
3.875% 7/3/50	4,660,000	4,211,475
Italian Republic:
1.25% 2/17/26	4,100,000	3,579,932
2.375% 10/17/24	1,400,000	1,329,356
2.875% 10/17/29	4,060,000	3,457,796
4% 10/17/49	2,982,000	2,300,635
6.875% 9/27/23	1,069,000	1,091,631
Jordanian Kingdom 3% 6/30/25	341,000	334,304
Korean Republic:
2% 6/19/24	2,400,000	2,326,309
2.5% 6/19/29	4,000,000	3,739,580
2.75% 1/19/27	4,000,000	3,823,230
Manitoba Province:
2.1% 9/6/22	339,000	338,983
3.05% 5/14/24	267,000	263,999
Ontario Province:
1.125% 10/7/30	3,750,000	3,072,300
2.3% 6/15/26	22,624,000	21,426,512
2.5% 4/27/26	891,000	851,787
3.05% 1/29/24	2,120,000	2,100,687
Panamanian Republic:
2.252% 9/29/32	2,180,000	1,689,228
3.16% 1/23/30	3,711,000	3,258,258
3.75% 3/16/25	11,010,000	10,881,321
4% 9/22/24	272,000	271,031
4.3% 4/29/53	1,012,000	772,156
4.5% 4/16/50	3,012,000	2,371,574
4.5% 4/1/56	4,200,000	3,238,725
6.7% 1/26/36	1,760,000	1,891,230
Peruvian Republic:
1.862% 12/1/32	6,740,000	5,115,239
2.392% 1/23/26	7,870,000	7,355,007
2.78% 12/1/60	1,000,000	621,125
2.844% 6/20/30	3,820,000	3,310,985
3.55% 3/10/51	4,400,000	3,266,450
4.125% 8/25/27	919,000	899,931
6.55% 3/14/37	2,718,000	2,970,774
Philippine Republic:
1.648% 6/10/31	1,850,000	1,531,079
3% 2/1/28	3,387,000	3,256,126
3.7% 3/1/41	3,000,000	2,591,580
3.75% 1/14/29	1,000,000	987,610
3.95% 1/20/40	3,734,000	3,393,683
4.2% 1/21/24	678,000	679,770
6.375% 10/23/34	1,849,000	2,117,308
7.75% 1/14/31	3,000,000	3,675,330
9.5% 2/2/30	2,500,000	3,287,775
Polish Government:
3.25% 4/6/26	1,176,000	1,155,641
4% 1/22/24	4,321,000	4,309,657
Quebec Province:
1.5% 2/11/25	6,000,000	5,696,040
2.5% 4/20/26	1,009,000	966,440
2.75% 4/12/27	8,846,000	8,516,221
2.875% 10/16/24	370,000	363,984
United Mexican States:
3.5% 2/12/34	16,778,000	13,976,074
3.75% 4/19/71	7,000,000	4,586,313
4.28% 8/14/41	3,000,000	2,415,563
4.35% 1/15/47	2,568,000	2,022,782
4.5% 1/31/50	2,200,000	1,749,413
4.6% 1/23/46	1,034,000	845,489
4.6% 2/10/48	3,128,000	2,541,109
4.75% 4/27/32	5,000,000	4,832,500
4.75% 3/8/44	1,730,000	1,471,906
5.55% 1/21/45	2,198,000	2,062,411
6.05% 1/11/40	3,556,000	3,560,001
Uruguay Republic:
4.125% 11/20/45	846,621	800,480
4.375% 1/23/31	2,824,181	2,879,429
4.975% 4/20/55	5,249,811	5,258,998
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $345,081,240)		298,295,016

Supranational Obligations - 1.5%
African Development Bank 0.875% 7/22/26	4,400,000	3,969,777
Asian Development Bank:
0.375% 9/3/25	13,000,000	11,811,121
0.75% 10/8/30	3,000,000	2,439,246
1.5% 10/18/24	4,500,000	4,312,187
1.75% 9/13/22	2,544,000	2,543,085
1.875% 1/24/30	8,574,000	7,690,785
2% 4/24/26	1,123,000	1,063,204
2.5% 11/2/27	1,195,000	1,138,777
2.625% 1/30/24	2,742,000	2,707,098
2.625% 1/12/27	1,158,000	1,118,692
2.75% 3/17/23	1,707,000	1,700,768
2.75% 1/19/28	11,074,000	10,662,692
Asian Infrastructure Investment Bank 0.25% 9/29/23	12,250,000	11,809,818
European Bank for Reconstruction & Development 0.25% 7/10/23	13,180,000	12,807,492
European Investment Bank:
0.75% 9/23/30	7,250,000	5,923,077
0.875% 5/17/30	1,760,000	1,472,420
1.25% 2/14/31	6,300,000	5,357,483
1.625% 3/14/25	21,997,000	20,960,942
1.875% 2/10/25	535,000	513,715
2% 12/15/22	2,525,000	2,517,084
2.25% 6/24/24	4,115,000	4,022,970
2.375% 5/24/27	713,000	679,616
2.5% 3/15/23	3,743,000	3,725,558
2.5% 10/15/24	1,020,000	998,701
2.875% 8/15/23	1,888,000	1,875,548
3.125% 12/14/23	2,459,000	2,445,965
3.25% 1/29/24	356,000	354,353
Inter-American Development Bank:
0.625% 7/15/25	4,000,000	3,675,039
1.75% 9/14/22	1,096,000	1,095,569
1.75% 3/14/25	16,400,000	15,667,412
2% 6/2/26	713,000	673,958
2% 7/23/26	6,000,000	5,667,240
2.125% 1/15/25	326,000	315,138
2.25% 6/18/29	3,189,000	2,958,823
2.375% 7/7/27	1,200,000	1,140,626
2.5% 1/18/23	1,241,000	1,237,476
3% 10/4/23	637,000	634,438
3% 2/21/24	14,887,000	14,766,684
4.375% 1/24/44	2,313,000	2,479,972
International Bank for Reconstruction & Development:
0.375% 7/28/25	5,350,000	4,877,301
0.5% 10/28/25	8,582,000	7,792,445
0.75% 3/11/25	64,000	59,643
0.75% 8/26/30	8,100,000	6,596,912
0.875% 5/14/30	3,108,000	2,575,215
1.5% 8/28/24	7,014,000	6,739,920
1.625% 1/15/25	21,300,000	20,349,149
1.75% 4/19/23	1,195,000	1,182,186
1.875% 10/7/22	3,030,000	3,027,519
1.875% 6/19/23	2,992,000	2,952,992
1.875% 10/27/26	849,000	793,443
2.5% 3/19/24	677,000	666,208
2.5% 11/25/24	1,016,000	993,277
2.5% 7/29/25	676,000	655,600
2.5% 3/29/32	11,300,000	10,478,762
7.625% 1/19/23	988,000	1,003,768
International Finance Corp.:
0.375% 7/16/25	19,670,000	17,971,692
0.75% 8/27/30	2,100,000	1,721,454
2.875% 7/31/23	767,000	761,467
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $290,129,394)		268,133,502

Bank Notes - 0.1%
Bank of America NA 6% 10/15/36	2,144,000	2,319,860
Citibank NA 3.65% 1/23/24	4,456,000	4,448,646
Citizens Bank NA 2.25% 4/28/25	3,750,000	3,553,152
Discover Bank:
2.7% 2/6/30	$5,000,000	$4,155,631
3.45% 7/27/26	2,273,000	2,152,479
Truist Bank:
2.636% 9/17/29 (a)	5,000,000	4,742,756
3.3% 5/15/26	1,355,000	1,300,837
3.8% 10/30/26	427,000	416,988
TOTAL BANK NOTES
(Cost $25,245,309)		23,090,349
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 2.33% (g)	117,259,158	$117,282,610
Fidelity Securities Lending Cash Central Fund 2.34% (g)(h)	199,730,027	199,750,000
TOTAL MONEY MARKET FUNDS
(Cost $317,032,610)		317,032,610
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $20,227,005,631)		18,081,576,131
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(318,376,650)
NET ASSETS - 100%		$17,763,199,481

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,139,413 or 0.3% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $463,332.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$801,300,338	$4,193,454,331	$4,877,472,059	$460,841	$--	$--	$117,282,610	0.2%
Fidelity Securities Lending Cash Central Fund 2.34%	--	1,224,862,013	1,025,112,013	125,777	--	--	199,750,000	0.6%
Total	$801,300,338	$5,418,316,344	$5,902,584,072	$586,618	$--	$--	$317,032,610

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,481,454,088	$--	$4,481,454,088	$--
U.S. Government and Government Agency Obligations	7,295,548,134	--	7,295,548,134	--
U.S. Government Agency - Mortgage Securities	4,923,521,644	--	4,923,521,644	--
Asset-Backed Securities	61,253,934	--	61,253,934	--
Commercial Mortgage Securities	308,725,703	--	308,725,703	--
Municipal Securities	104,521,151	--	104,521,151	--
Foreign Government and Government Agency Obligations	298,295,016	--	298,295,016	--
Supranational Obligations	268,133,502	--	268,133,502	--
Bank Notes	23,090,349	--	23,090,349	--
Money Market Funds	317,032,610	317,032,610	--	--
Total Investments in Securities:	$18,081,576,131	$317,032,610	$17,764,543,521	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $195,078,250) — See accompanying schedule: Unaffiliated issuers (cost $19,909,973,021)	$17,764,543,521
Fidelity Central Funds (cost $317,032,610)	317,032,610
Total Investment in Securities (cost $20,227,005,631)		$18,081,576,131
Receivable for investments sold		69,080,864
Receivable for fund shares sold		46,231,345
Interest receivable		89,017,955
Distributions receivable from Fidelity Central Funds		168,384
Total assets		18,286,074,679
Liabilities
Payable to custodian bank	$156,573
Payable for investments purchased
Regular delivery	218,814,952
Delayed delivery	101,340,020
Payable for fund shares redeemed	2,764,918
Other payables and accrued expenses	48,735
Collateral on securities loaned	199,750,000
Total liabilities		522,875,198
Net Assets		$17,763,199,481
Net Assets consist of:
Paid in capital		$20,159,640,454
Total accumulated earnings (loss)		(2,396,440,973)
Net Assets		$17,763,199,481
Net Asset Value, offering price and redemption price per share ($17,763,199,481 ÷ 1,931,985,900 shares)		$9.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$353,032,548
Income from Fidelity Central Funds (including $125,777 from security lending)		586,618
Total income		353,619,166
Expenses
Custodian fees and expenses	$204,232
Independent trustees' fees and expenses	63,960
Total expenses before reductions	268,192
Expense reductions	(816)
Total expenses after reductions		267,376
Net investment income (loss)		353,351,790
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(207,970,092)
Total net realized gain (loss)		(207,970,092)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,571,852,062)
TBA sale commitments	533,286
Total change in net unrealized appreciation (depreciation)		(2,571,318,776)
Net gain (loss)		(2,779,288,868)
Net increase (decrease) in net assets resulting from operations		$(2,425,937,078)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$353,351,790	$262,274,617
Net realized gain (loss)	(207,970,092)	11,898,785
Change in net unrealized appreciation (depreciation)	(2,571,318,776)	(255,976,713)
Net increase (decrease) in net assets resulting from operations	(2,425,937,078)	18,196,689
Distributions to shareholders	(361,419,121)	(423,322,340)
Share transactions
Proceeds from sales of shares	4,789,853,135	9,942,585,788
Reinvestment of distributions	361,418,481	423,322,340
Cost of shares redeemed	(5,409,612,572)	(2,312,782,358)
Net increase (decrease) in net assets resulting from share transactions	(258,340,956)	8,053,125,770
Total increase (decrease) in net assets	(3,045,697,155)	7,648,000,119
Net Assets
Beginning of period	20,808,896,636	13,160,896,517
End of period	$17,763,199,481	$20,808,896,636
Other Information
Shares
Sold	476,122,481	935,225,091
Issued in reinvestment of distributions	36,737,708	39,713,469
Redeemed	(546,521,163)	(216,271,966)
Net increase (decrease)	(33,660,974)	758,666,594

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Bond Index Fund

Years ended August 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$10.90	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.181	.165	.242	.098
Net realized and unrealized gain (loss)	(1.396)	(.182)	.422	.501
Total from investment operations	(1.215)	(.017)	.664	.599
Distributions from net investment income	(.185)	(.174)	(.250)	(.099)
Distributions from net realized gain	–	(.119)	(.014)	–
Total distributions	(.185)	(.293)	(.264)	(.099)
Net asset value, end of period	$9.19	$10.59	$10.90	$10.50
Total ReturnD,E	(11.57)%	(.14)%	6.42%	6.01%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	-%	- %I
Net investment income (loss)	1.82%	1.56%	2.29%	2.77%I
Supplemental Data
Net assets, end of period (000 omitted)	$17,763,199	$20,808,897	$13,160,897	$7,446,093
Portfolio turnover rateJ	61%	108%	71%K	20%K,L

 A For the period April 26, 2019 (commencement of operations) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$295,917
Gross unrealized depreciation	(2,149,078,729)
Net unrealized appreciation (depreciation)	$(2,148,782,812)
Tax Cost	$20,230,358,943

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(222,280,893)
Net unrealized appreciation (depreciation) on securities and other investments	$(2,148,782,812)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(143,188,019)
Long-term	(79,092,874)
Total capital loss carryforward	$(222,280,893)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$361,419,121	$ 370,434,061
Long-term Capital Gains	–	52,888,279
Total	$361,419,121	$ 423,322,340

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Bond Index Fund	3,900,035,661	4,754,459,923

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Bond Index Fund	$13,439	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $816.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2022 and for the period April 26, 2019 (commencement of operations) through August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the three years in the period ended August 31, 2022 and for the period April 26, 2019 (commencement of operations) through August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Series Bond Index Fund	- %-C
Actual		$1,000.00	$923.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 26.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $293,248,742 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

SBX-ANN-1022
1.9892975.103

Fidelity® SAI Total Bond Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity® SAI Total Bond Fund	(11.04)%	2.13%

 A From October 25, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Total Bond Fund on October 25, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

12,500
12,000
11,500
11,000
10,500
$10,000
2019
2020
2021
2022

Period Ending Values
$10,847	Fidelity® SAI Total Bond Fund
$10,499	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite a second rate hike of 75 basis points in July, the index rose 2.44% for the month, only to return -2.83% in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Lead Portfolio Manager Ford O’Neil and Co-Manager Celso Munoz:   For the fiscal year ending August 31, 2022, the fund returned -11.04%, outpacing, net of fees, the -11.52% result of the benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund had a shorter duration (less interest-rate sensitivity), which boosted relative performance as interest rates rose. Underweighting mortgage-backed securities also aided the fund’s relative return, as did non-index exposure to Treasury Inflation-Protected Securities (TIPS), which we owned early in the period. In contrast, allocations to “plus” sectors – including high-yield bonds, leveraged loans and emerging markets debt – detracted, given that these segments underperformed the benchmark in an environment that favored higher-quality sectors. Likewise, among investment-grade holdings, overweighting BBB-rated corporate bonds detracted, as these lower-quality securities lagged high-quality corporate bonds. Overweighting asset-backed securities, including collateralized loan obligations (CLOs), and commercial mortgage-backed securities also hindered the relative result. A stake in international credit was another performance headwind.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	44.5%
AAA	6.9%
AA	1.8%
A	9.1%
BBB	21.1%
BB and Below	14.4%
Not Rated	2.1%
Equities	0.3%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*,**
Corporate Bonds	36.0%
U.S. Government and U.S. Government Agency Obligations	44.5%
Asset-Backed Securities	5.7%
CMOs and Other Mortgage Related Securities	5.0%
Municipal Bonds	0.5%
Stocks	0.4%
Other Investments	8.1%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.2)%

 * Foreign investments - 14.1%

 ** Futures and Swaps - 0.5%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	85.9%
Cayman Islands	4.9%
United Kingdom	1.5%
Mexico	1.3%
Switzerland	0.8%
Ireland	0.7%
Canada	0.6%
France	0.6%
Luxembourg	0.5%
Other	3.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Corporate Bonds - 36.0%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		$5,716,000	$5,158,690
3.375% 8/15/26		9,252,000	6,657,381
			11,816,071
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		521,057	3,536,049
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		899,094	6,101,522
			9,637,571

TOTAL CONVERTIBLE BONDS			21,453,642

Nonconvertible Bonds - 35.9%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.2%
Altice France SA:
5.125% 1/15/29 (d)		6,850,000	5,319,559
5.125% 7/15/29 (d)		4,460,000	3,388,084
5.5% 1/15/28 (d)		2,440,000	1,985,757
5.5% 10/15/29 (d)		2,360,000	1,863,692
AT&T, Inc.:
2.55% 12/1/33		3,443,000	2,743,268
3.8% 12/1/57		8,798,000	6,659,815
3.85% 6/1/60		20,000,000	15,170,823
4.3% 2/15/30		5,781,000	5,545,069
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		149,000	113,035
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		17,524,000	15,464,930
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		565,000	493,092
5.625% 9/15/28 (d)		445,000	362,593
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	248,588
Consolidated Communications, Inc. 5% 10/1/28 (d)		690,000	531,516
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		4,540,000	3,979,128
5.875% 10/15/27 (d)		1,449,000	1,351,555
5.875% 11/1/29		1,740,000	1,420,275
6% 1/15/30 (d)		1,500,000	1,236,030
8.75% 5/15/30 (d)		1,485,000	1,528,629
IHS Holding Ltd. 5.625% 11/29/26 (d)		1,030,000	886,959
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	7,000,000	6,709,297
1.5% 10/14/24 (Reg. S)	EUR	900,000	861,768
1.875% 2/11/28 (Reg. S)	EUR	900,000	754,135
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		420,000	337,096
4.25% 7/1/28 (d)		6,430,000	5,344,938
4.625% 9/15/27 (d)		2,000,000	1,766,840
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		880,000	712,800
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		7,015,000	5,233,120
5.125% 12/15/26 (d)		4,580,000	3,957,509
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		670,000	597,138
3.25% 2/21/23 (d)		645,000	642,743
5% 10/19/25 (d)		360,000	368,843
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,890,000	1,724,625
Sprint Capital Corp.:
6.875% 11/15/28		2,499,000	2,638,807
8.75% 3/15/32		2,134,000	2,576,207
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	940,738
7.2% 7/18/36		1,334,000	1,138,369
7.721% 6/4/38		300,000	256,530
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		909,000	862,187
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		4,000,000	3,640,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		1,286,000	1,145,183
Verizon Communications, Inc.:
2.1% 3/22/28		11,222,000	9,917,676
2.355% 3/15/32		51,205,000	42,008,964
2.55% 3/21/31		30,387,000	25,683,205
2.987% 10/30/56		12,327,000	8,286,174
3% 3/22/27		2,669,000	2,524,614
4.862% 8/21/46		14,509,000	14,107,525
5.012% 4/15/49		324,000	321,632
Windstream Escrow LLC 7.75% 8/15/28 (d)		6,435,000	5,531,403
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		1,370,000	1,167,925
6.125% 3/1/28 (d)		4,239,000	3,246,141
			225,296,529
Entertainment - 0.2%
Roblox Corp. 3.875% 5/1/30 (d)		4,985,000	4,158,340
The Walt Disney Co.:
3.6% 1/13/51		20,000,000	16,748,796
3.8% 3/22/30		20,840,000	20,144,968
Universal Music Group NV 3.75% 6/30/32 (Reg. S)	EUR	975,000	976,273
			42,028,377
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		815,000	739,454
2.375% 10/9/30		345,000	284,763
Tencent Holdings Ltd.:
1.81% 1/26/26 (d)		350,000	320,929
2.39% 6/3/30 (d)		435,000	362,364
2.88% 4/22/31 (d)		285,000	243,649
3.975% 4/11/29 (d)		260,000	244,660
			2,195,819
Media - 2.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		7,015,000	6,032,900
Altice Financing SA:
5% 1/15/28 (d)		3,039,000	2,452,139
5.75% 8/15/29 (d)		11,765,000	9,489,766
Altice France Holding SA 6% 2/15/28 (d)		6,284,000	4,273,120
Cable Onda SA 4.5% 1/30/30 (d)		1,270,000	1,113,631
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		4,019,000	3,279,283
4.25% 1/15/34 (d)		1,665,000	1,267,664
4.5% 8/15/30 (d)		6,520,000	5,483,157
4.5% 5/1/32		3,429,000	2,782,565
4.5% 6/1/33 (d)		2,355,000	1,848,675
4.75% 3/1/30 (d)		2,400,000	2,062,884
5% 2/1/28 (d)		12,475,000	11,399,905
5.375% 6/1/29 (d)		5,000,000	4,568,025
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		2,000,000	1,279,177
3.9% 6/1/52		22,000,000	14,906,150
4.4% 4/1/33		14,572,000	12,881,832
4.8% 3/1/50		5,000,000	3,924,605
4.908% 7/23/25		7,411,000	7,385,597
5.25% 4/1/53		30,184,000	25,251,661
5.375% 5/1/47		18,624,000	15,873,009
5.5% 4/1/63		20,184,000	16,889,023
6.484% 10/23/45		5,093,000	4,861,453
6.834% 10/23/55		2,000,000	1,998,889
Comcast Corp. 6.45% 3/15/37		797,000	919,412
CSC Holdings LLC:
4.125% 12/1/30 (d)		1,490,000	1,206,900
4.5% 11/15/31 (d)		590,000	473,317
4.625% 12/1/30 (d)		5,107,000	3,651,505
5.375% 2/1/28 (d)		4,285,000	3,892,323
5.75% 1/15/30 (d)		2,455,000	1,901,250
7.5% 4/1/28 (d)		4,239,000	3,768,005
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		8,145,000	1,547,550
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	6,679,478
4.65% 5/15/50		20,572,000	15,628,423
Dolya Holdco 18 DAC 5% 7/15/28 (d)		1,200,000	1,024,854
Fox Corp.:
4.03% 1/25/24		2,489,000	2,482,560
4.709% 1/25/29		3,602,000	3,564,722
5.476% 1/25/39		3,552,000	3,491,750
Lagardere S.C.A.:
1.75% 10/7/27 (Reg. S)	EUR	1,100,000	1,017,508
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,049,600
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,375,000	1,182,500
Magallanes, Inc.:
3.428% 3/15/24 (d)		8,648,000	8,453,848
3.638% 3/15/25 (d)		4,736,000	4,572,684
3.755% 3/15/27 (d)		9,262,000	8,651,460
4.054% 3/15/29 (d)		3,210,000	2,923,005
4.279% 3/15/32 (d)		46,121,000	40,186,789
5.05% 3/15/42 (d)		7,082,000	5,789,617
5.141% 3/15/52 (d)		41,680,000	33,360,537
News Corp. 5.125% 2/15/32 (d)		1,225,000	1,127,000
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		3,895,000	3,357,490
6.5% 9/15/28 (d)		5,929,000	4,415,563
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)		1,260,000	987,659
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		6,905,000	6,016,154
5% 8/1/27 (d)		1,000,000	941,380
5.5% 7/1/29 (d)		695,000	649,881
TEGNA, Inc.:
4.625% 3/15/28		1,410,000	1,350,949
5% 9/15/29		545,000	521,679
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	7,911,474
5.5% 9/1/41		4,708,000	4,042,267
5.875% 11/15/40		6,004,000	5,378,720
6.55% 5/1/37		17,014,000	16,712,042
7.3% 7/1/38		14,056,000	14,439,676
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		2,133,000	1,082,231
Univision Communications, Inc.:
4.5% 5/1/29 (d)		1,600,000	1,399,600
6.625% 6/1/27 (d)		5,690,000	5,490,966
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,900,000	4,080,230
VTR Finance BV 6.375% 7/15/28 (d)		450,000	197,803
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		2,330,000	1,865,165
Ziggo BV 4.875% 1/15/30 (d)		1,265,000	1,067,911
			401,760,547
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (d)		930,000	850,950
Bharti Airtel International BV 5.35% 5/20/24 (d)		845,000	853,080
CT Trust 5.125% 2/3/32 (d)		1,265,000	1,089,323
Digicel Group Ltd. 6.75% 3/1/23 (d)		404,000	254,985
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		4,428,000	4,013,893
Millicom International Cellular SA:
4.5% 4/27/31 (d)		4,425,000	3,632,095
5.125% 1/15/28 (d)		441,000	404,509
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (d)		405,000	404,190
6.5% 10/13/26 (d)		456,000	463,496
Rogers Communications, Inc.:
3.2% 3/15/27 (d)		9,947,000	9,463,907
3.8% 3/15/32 (d)		8,681,000	7,923,201
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		10,000,000	8,022,491
3.75% 4/15/27		12,950,000	12,417,764
3.875% 4/15/30		23,000,000	21,257,218
4.375% 4/15/40		2,795,000	2,465,353
4.5% 4/15/50		5,491,000	4,791,501
VimpelCom Holdings BV 7.25% 4/26/23 (d)		625,000	494,141
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (f)	GBP	2,300,000	2,478,197
6.25% 10/3/78 (Reg. S) (f)		2,515,000	2,432,508
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		310,000	187,938
5.125% 1/15/28 (d)		1,108,000	740,144
			84,640,884
TOTAL COMMUNICATION SERVICES			755,922,156
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		660,000	494,505
Tupy Overseas SA 4.5% 2/16/31 (d)		660,000	540,086
Valeo SA 1% 8/3/28 (Reg. S)	EUR	2,100,000	1,657,441
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	679,346
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,800,000	1,439,628
			4,811,006
Automobiles - 0.1%
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	6,481,706
4.25% 5/15/23		1,967,000	1,967,859
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(f)(g)		6,555,000	6,079,763
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		10,902,000	10,844,416
			25,373,744
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		3,507,000	3,331,650
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		9,030,000	8,540,687
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,081,364
Service Corp. International:
4% 5/15/31		1,850,000	1,581,316
5.125% 6/1/29		2,440,000	2,311,680
Sotheby's 7.375% 10/15/27 (d)		6,195,000	5,840,150
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		5,690,000	5,484,989
			30,171,836
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		2,089,000	1,695,359
5.75% 4/15/25 (d)		60,000	60,300
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	1,300,000	1,087,607
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,755,000	3,260,785
Aramark Services, Inc.:
5% 2/1/28 (d)		1,338,000	1,231,388
6.375% 5/1/25 (d)		275,000	272,594
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		2,405,000	2,348,266
8.125% 7/1/27 (d)		16,067,000	15,785,345
Carnival Corp.:
5.75% 3/1/27 (d)		5,150,000	4,013,859
6% 5/1/29 (d)		3,870,000	2,923,208
6.65% 1/15/28		225,000	161,348
7.625% 3/1/26 (d)		6,645,000	5,648,250
10.5% 6/1/30 (d)		3,170,000	2,900,550
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		4,230,000	3,449,311
Garden SpinCo Corp. 8.625% 7/20/30 (d)		580,000	617,700
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		860,000	666,124
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		6,550,000	6,697,375
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		2,775,000	2,240,299
3.75% 5/1/29 (d)		370,000	319,225
4% 5/1/31 (d)		1,345,000	1,136,725
5.75% 5/1/28 (d)		230,000	224,869
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		795,000	656,273
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	4,260,000	4,366,264
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		700,000	621,250
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		1,080,000	829,742
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (d)		225,000	189,696
4.75% 1/15/28		775,000	677,584
6.125% 9/15/25 (d)		396,000	394,684
McDonald's Corp.:
3.5% 7/1/27		3,551,000	3,447,151
3.6% 7/1/30		4,224,000	4,004,887
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,450,000	1,309,350
NCL Corp. Ltd.:
3.625% 12/15/24 (d)		2,730,000	2,365,738
5.875% 3/15/26 (d)		670,000	541,792
7.75% 2/15/29 (d)		1,460,000	1,186,358
NCL Finance Ltd. 6.125% 3/15/28 (d)		475,000	368,833
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)		4,350,000	3,212,997
5.875% 9/1/31 (d)		916,000	640,128
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		2,850,000	2,189,567
5.375% 7/15/27 (d)		1,095,000	847,130
5.5% 8/31/26 (d)		3,920,000	3,133,413
5.5% 4/1/28 (d)		3,635,000	2,795,606
9.125% 6/15/23 (d)		130,000	131,296
10.875% 6/1/23 (d)		615,000	626,150
11.625% 8/15/27 (d)		520,000	510,983
Station Casinos LLC 4.5% 2/15/28 (d)		1,190,000	1,025,099
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	326,095
Times Square Hotel Trust 8.528% 8/1/26 (d)		420,227	427,502
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		475,000	388,199
Voc Escrow Ltd. 5% 2/15/28 (d)		1,115,000	942,175
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,210,000	2,224,646
3.375% 10/16/25 (Reg. S)	GBP	3,300,000	3,597,207
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,345,000	1,202,919
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		2,407,000	2,170,946
Yum! Brands, Inc. 4.625% 1/31/32		2,570,000	2,270,518
			106,362,665
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	242,750
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		690,000	541,528
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,950,000	1,584,986
TopBuild Corp. 4.125% 2/15/32 (d)		2,570,000	2,116,649
			4,485,913
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		635,000	528,390
B2W Digital Lux SARL 4.375% 12/20/30 (d)		1,260,000	966,499
JD.com, Inc. 3.375% 1/14/30		1,420,000	1,290,397
Match Group Holdings II LLC:
4.125% 8/1/30 (d)		1,575,000	1,303,223
5% 12/15/27 (d)		1,575,000	1,452,938
Meituan:
2.125% 10/28/25 (d)		995,000	880,575
3.05% 10/28/30 (d)		665,000	479,756
Prosus NV:
3.257% 1/19/27 (d)		500,000	432,500
3.68% 1/21/30 (d)		615,000	495,647
4.027% 8/3/50 (d)		1,110,000	702,283
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		1,139,000	979,569
Uber Technologies, Inc. 8% 11/1/26 (d)		4,885,000	4,935,182
			14,446,959
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		8,864,000	8,641,408
Mattel, Inc.:
3.375% 4/1/26 (d)		1,935,000	1,758,093
3.75% 4/1/29 (d)		4,355,000	3,880,305
5.875% 12/15/27 (d)		1,575,000	1,568,291
			15,848,097
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	4,391,000	5,122,857
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	2,645,000	2,684,799
4.5% 7/10/27 (Reg. S)	GBP	1,600,000	1,600,823
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	849,700
4.375% 4/1/30		775,000	590,403
			10,848,582
Specialty Retail - 0.6%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,564,133
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,361,140
4% 4/15/30		11,145,000	10,579,341
4.75% 8/1/32		15,000,000	14,861,295
Bath & Body Works, Inc. 6.694% 1/15/27		480,000	466,992
Carvana Co.:
4.875% 9/1/29 (d)		950,000	540,085
5.5% 4/15/27 (d)		1,550,000	1,004,633
5.875% 10/1/28 (d)		390,000	234,000
10.25% 5/1/30 (d)		240,000	191,105
Foot Locker, Inc. 4% 10/1/29 (d)		2,490,000	2,029,350
LBM Acquisition LLC 6.25% 1/15/29 (d)		2,695,000	2,013,868
Lowe's Companies, Inc.:
3.35% 4/1/27		1,437,000	1,385,133
3.75% 4/1/32		27,423,000	25,254,429
4.25% 4/1/52		18,092,000	15,408,732
4.45% 4/1/62		20,496,000	17,309,029
4.5% 4/15/30		8,031,000	7,914,094
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		1,020,000	782,034
7.875% 5/1/29 (d)		785,000	522,025
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,385,368
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,900,000	1,544,552
			108,351,338
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		410,000	349,668
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,670,000	1,402,683
Wolverine World Wide, Inc. 4% 8/15/29 (d)		2,280,000	1,855,919
			3,608,270
TOTAL CONSUMER DISCRETIONARY			324,308,410
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		30,000,000	28,480,742
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	12,683,765
4.9% 2/1/46		16,343,000	15,515,359
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	17,014,106
4.35% 6/1/40		7,470,000	6,794,874
4.5% 6/1/50		20,000,000	18,133,835
4.75% 4/15/58		10,214,000	9,320,284
5.45% 1/23/39		9,200,000	9,483,605
5.55% 1/23/49		21,036,000	21,871,402
5.8% 1/23/59 (Reg. S)		22,287,000	23,770,313
Central American Bottling Corp. 5.25% 4/27/29 (d)		845,000	778,456
Constellation Brands, Inc. 4.75% 5/9/32		20,000,000	19,713,184
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,720,000	3,179,841
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	12,939,627
3.45% 3/25/30		7,303,000	7,029,590
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		7,670,000	6,290,934
			212,999,917
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		7,345,000	6,036,121
4.875% 2/15/30 (d)		1,820,000	1,593,865
C&S Group Enterprises LLC 5% 12/15/28 (d)		4,885,000	3,611,435
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,665,000	1,617,443
Performance Food Group, Inc. 5.5% 10/15/27 (d)		1,294,000	1,219,763
Sysco Corp.:
5.95% 4/1/30		4,765,000	5,125,326
6.6% 4/1/50		7,190,000	8,335,265
U.S. Foods, Inc.:
4.625% 6/1/30 (d)		580,000	500,250
4.75% 2/15/29 (d)		1,635,000	1,457,137
			29,496,605
Food Products - 0.6%
Adecoagro SA 6% 9/21/27 (d)		1,325,000	1,239,273
Camposol SA 6% 2/3/27 (d)		325,000	278,850
Darling Ingredients, Inc. 6% 6/15/30 (d)		810,000	811,021
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (d)		18,135,000	16,274,530
3% 5/15/32 (d)		18,025,000	14,893,697
3.625% 1/15/32 (d)		27,395,000	23,680,786
5.125% 2/1/28 (d)		7,390,000	7,380,762
5.5% 1/15/30 (d)		5,555,000	5,555,000
5.75% 4/1/33 (d)		15,215,000	15,156,727
6.5% 4/15/29 (d)		383,000	397,328
JDE Peet's BV 2.25% 9/24/31 (d)		3,800,000	2,922,018
Kraft Heinz Foods Co. 4.875% 10/1/49		20,000,000	18,203,676
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		3,310,000	2,983,138
Post Holdings, Inc.:
4.625% 4/15/30 (d)		1,255,000	1,089,924
5.5% 12/15/29 (d)		1,969,000	1,804,401
TreeHouse Foods, Inc. 4% 9/1/28		735,000	616,224
			113,287,355
Personal Products - 0.0%
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	1,800,000	1,536,995
Natura Cosmeticos SA 4.125% 5/3/28 (d)		970,000	798,007
			2,335,002
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	8,185,850
4.5% 5/2/43		7,299,000	5,551,941
4.8% 2/14/29		1,994,000	1,930,881
5.375% 1/31/44		13,161,000	11,618,938
5.95% 2/14/49		2,582,000	2,317,382
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	4,845,000	4,546,651
Imperial Tobacco Finance PLC:
3.5% 2/11/23 (d)		850,000	849,237
3.5% 7/26/26 (d)		8,401,000	7,776,322
4.25% 7/21/25 (d)		6,702,000	6,558,243
6.125% 7/27/27 (d)		7,555,000	7,669,142
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	5,303,394
5.7% 8/15/35		1,538,000	1,418,108
5.85% 8/15/45		12,953,000	10,944,089
6.15% 9/15/43		1,637,000	1,512,560
7.25% 6/15/37		1,835,000	1,885,795
			78,068,533
TOTAL CONSUMER STAPLES			436,187,412
ENERGY - 4.5%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (d)		1,750,000	1,549,123
Guara Norte SARL 5.198% 6/15/34 (d)		884,662	737,476
Halliburton Co.:
3.8% 11/15/25		86,000	85,085
4.85% 11/15/35		3,103,000	2,948,532
Oleoducto Central SA 4% 7/14/27 (d)		1,590,000	1,359,450
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,814,000	1,904,473
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		235,000	233,943
6.95% 3/18/30 (Reg. S)		400,000	411,950
Technip Energies NV 1.125% 5/28/28	EUR	2,805,000	2,265,350
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		903,000	918,803
7.625% 11/7/24 (d)		1,750,000	1,774,391
8.375% 11/7/28 (d)		260,000	272,886
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		2,030,051	1,923,473
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		171,000	167,580
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		425,600	407,512
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		997,500	937,650
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		189,000	183,330
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		1,928,151	1,856,679
			19,937,686
Oil, Gas & Consumable Fuels - 4.4%
Apache Corp. 4.25% 1/15/30		555,000	501,232
Canacol Energy Ltd. 5.75% 11/24/28 (d)		530,000	456,396
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	8,924,426
5.85% 2/1/35		3,955,000	3,938,785
Cenovus Energy, Inc.:
3.75% 2/15/52		12,540,000	9,685,220
4.25% 4/15/27		20,003,000	19,703,260
5.4% 6/15/47		2,296,000	2,224,890
6.75% 11/15/39		4,278,000	4,676,499
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	672,705
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		5,030,000	4,787,037
7% 6/15/25 (d)		3,645,000	3,544,653
CNX Resources Corp. 7.25% 3/14/27 (d)		1,515,000	1,504,016
Colgate Energy Partners III LLC:
5.875% 7/1/29 (d)		2,965,000	2,764,863
7.75% 2/15/26 (d)		910,000	909,208
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,701,060
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		2,405,000	2,200,368
6.75% 3/1/29 (d)		4,025,000	3,841,762
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		8,202,000	7,648,365
5.75% 4/1/25		3,991,000	3,846,426
6% 2/1/29 (d)		4,880,000	4,507,900
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)		940,000	863,340
5.625% 10/15/25 (d)		180,000	177,246
CVR Energy, Inc.:
5.25% 2/15/25 (d)		3,900,000	3,679,109
5.75% 2/15/28 (d)		4,983,000	4,534,530
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	2,002,980
5.85% 5/21/43 (d)(f)		9,176,000	8,941,094
6.45% 11/3/36 (d)		4,987,000	5,027,794
Delek Logistics Partners LP 7.125% 6/1/28 (d)		3,517,000	3,285,933
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,270,000	1,273,175
DT Midstream, Inc. 4.125% 6/15/29 (d)		1,165,000	1,022,847
EG Global Finance PLC:
6.75% 2/7/25 (d)		2,905,000	2,744,672
8.5% 10/30/25 (d)		4,855,000	4,533,599
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		1,505,000	1,310,855
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		3,283,000	3,255,915
Enbridge, Inc.:
4% 10/1/23		5,655,000	5,638,591
4.25% 12/1/26		2,805,000	2,761,026
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		2,199,000	2,169,094
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		845,000	777,400
Energean PLC 6.5% 4/30/27 (d)		770,000	694,925
Energy Transfer LP:
3.75% 5/15/30		24,728,000	22,223,226
3.9% 5/15/24 (f)		1,542,000	1,520,655
4.2% 9/15/23		2,098,000	2,093,604
4.25% 3/15/23		2,044,000	2,044,804
4.5% 4/15/24		2,483,000	2,474,048
4.95% 6/15/28		7,159,000	7,036,288
5% 5/15/50		17,756,000	15,238,032
5.25% 4/15/29		4,040,000	3,938,830
5.4% 10/1/47		19,219,000	17,122,040
5.8% 6/15/38		3,992,000	3,738,237
6% 6/15/48		3,699,000	3,515,590
6.25% 4/15/49		2,774,000	2,718,148
EnLink Midstream LLC 5.625% 1/15/28 (d)		4,500,000	4,322,925
EQM Midstream Partners LP:
6% 7/1/25 (d)		145,000	139,841
6.5% 7/1/27 (d)		2,790,000	2,693,044
7.5% 6/1/27 (d)		650,000	642,746
7.5% 6/1/30 (d)		2,650,000	2,630,947
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	30,587,175
FEL Energy VI SARL 5.75% 12/1/40 (d)		390,884	295,801
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (d)		518,864	451,412
2.625% 3/31/36 (d)		1,890,000	1,578,150
GeoPark Ltd. 6.5% 9/21/24 (d)		504,000	510,237
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,595,000	1,459,776
7% 8/1/27		3,737,000	3,530,727
Golar LNG Ltd. 7% 10/20/25 (d)		1,365,000	1,337,700
Harvest Midstream I LP 7.5% 9/1/28 (d)		765,000	723,796
Hess Corp.:
4.3% 4/1/27		11,010,000	10,749,286
5.6% 2/15/41		10,536,000	10,165,114
5.8% 4/1/47		13,479,000	13,376,549
7.125% 3/15/33		2,041,000	2,261,552
7.3% 8/15/31		4,951,000	5,531,459
7.875% 10/1/29		8,500,000	9,696,761
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		780,000	669,624
5.125% 6/15/28 (d)		2,915,000	2,707,306
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		555,000	505,207
6.25% 11/1/28 (d)		555,000	524,442
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		4,150,000	3,864,356
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	489,345
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		495,000	387,833
4.75% 4/24/25 (d)		152,000	147,706
5.75% 4/19/47 (d)		250,000	204,875
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,795,440
5.5% 3/1/44		15,589,000	14,554,071
6.55% 9/15/40		686,000	710,637
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	1,606,605
5.55% 6/1/45		4,783,000	4,652,261
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		2,305,000	2,034,163
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		535,000	533,228
6.125% 6/30/25 (Reg. S) (d)		885,000	867,300
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		895,000	748,444
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		890,000	749,825
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		155,000	145,747
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		700,000	667,100
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		4,592,000	0
MPLX LP:
4.5% 7/15/23		3,588,000	3,601,090
4.8% 2/15/29		2,198,000	2,145,664
4.875% 12/1/24		4,860,000	4,903,902
4.95% 9/1/32		14,675,000	14,218,261
5.5% 2/15/49		6,593,000	6,277,120
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		505,000	426,584
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (e)		955,000	238,750
7.625% 11/8/26 (d)		305,000	60,199
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		16,065,000	15,219,178
6.75% 9/15/25 (d)		13,499,000	13,058,258
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		4,145,000	3,792,675
Nostrum Oil & Gas Finance BV 8% 12/31/49 (d)(e)		4,009,000	1,036,076
Occidental Petroleum Corp.:
5.55% 3/15/26		9,211,000	9,434,229
6.45% 9/15/36		8,786,000	9,389,510
6.6% 3/15/46		10,444,000	11,495,659
7.5% 5/1/31		14,524,000	16,359,761
7.875% 9/15/31		465,000	535,936
8.875% 7/15/30		1,595,000	1,863,279
Petrobras Global Finance BV:
6.75% 6/3/50		860,000	786,524
6.875% 1/20/40		485,000	476,452
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		353,900	11,856
6% 5/16/24 (d)(e)		1,847,331	55,420
6% 11/15/26 (d)(e)		1,619,833	48,595
12.75% 12/31/49 (d)(e)		98,000	3,283
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	1,702,000	1,705,294
3.5% 1/30/23		890,000	877,985
4.5% 1/23/26		13,054,000	11,702,911
4.875% 1/18/24		3,674,000	3,618,890
5.95% 1/28/31		36,690,000	27,453,293
6.35% 2/12/48		31,726,000	19,133,951
6.49% 1/23/27		14,935,000	13,232,410
6.5% 3/13/27		43,009,000	37,882,327
6.5% 6/2/41		255,000	162,244
6.625% 6/15/35		3,392,000	2,425,450
6.7% 2/16/32		11,667,000	9,039,008
6.75% 9/21/47		18,053,000	11,335,479
6.84% 1/23/30		33,047,000	26,768,070
6.875% 10/16/25		575,000	556,902
6.95% 1/28/60		16,303,000	10,148,618
7.69% 1/23/50		31,233,000	21,316,523
Petronas Capital Ltd.:
3.404% 4/28/61 (d)		415,000	318,380
3.5% 4/21/30 (d)		335,000	321,620
Phillips 66 Co.:
3.7% 4/6/23		1,014,000	1,013,843
3.85% 4/9/25		1,307,000	1,296,113
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,353,521
3.6% 11/1/24		2,794,000	2,727,388
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,330,000	1,288,687
Qatar Petroleum:
1.375% 9/12/26 (d)		2,205,000	1,994,423
2.25% 7/12/31 (d)		1,865,000	1,622,550
3.125% 7/12/41 (d)		1,380,000	1,116,334
3.3% 7/12/51 (d)		900,000	713,981
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)		110,000	92,263
4.95% 7/15/29 (d)		1,290,000	1,163,541
6.875% 4/15/40 (d)		490,000	407,832
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		2,215,000	2,033,149
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	16,684,374
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		1,350,000	1,248,750
3.5% 4/16/29 (d)		2,980,000	2,864,525
3.5% 11/24/70 (d)		645,000	463,594
4.25% 4/16/39 (d)		2,165,000	2,018,863
4.375% 4/16/49 (d)		555,000	511,155
Sibur Securities DAC 2.95% 7/8/25 (d)		330,000	173,250
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		530,000	486,911
2.7% 5/13/30 (d)		325,000	293,618
SM Energy Co. 5.625% 6/1/25		1,430,000	1,390,675
Southwestern Energy Co. 4.75% 2/1/32		1,170,000	1,042,894
SUEK Securities DAC 3.375% 9/15/26 (c)(d)(e)		1,250,000	187,500
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,440,000	1,223,408
5.875% 3/15/28		1,270,000	1,180,880
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		2,843,000	2,458,190
6% 3/1/27 (d)		11,535,000	10,525,688
6% 12/31/30 (d)		4,330,000	3,789,893
6% 9/1/31 (d)		2,615,000	2,288,125
7.5% 10/1/25 (d)		1,170,000	1,171,463
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		955,000	719,115
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	16,590,535
3.9% 1/15/25		9,678,000	9,557,034
4% 9/15/25		1,089,000	1,077,035
4.3% 3/4/24		14,855,000	14,859,272
4.5% 11/15/23		2,658,000	2,665,227
4.55% 6/24/24		12,340,000	12,366,898
4.65% 8/15/32		14,934,000	14,397,086
5.3% 8/15/52		3,368,000	3,242,912
5.75% 6/24/44		6,964,000	7,029,888
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	1,985,238
Tullow Oil PLC:
7% 3/1/25 (d)		455,000	361,725
10.25% 5/15/26 (d)		1,300,000	1,198,730
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	147,100
Valero Energy Corp. 2.85% 4/15/25		506,000	489,888
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		1,500,000	1,308,750
4.125% 8/15/31 (d)		1,485,000	1,288,878
Western Gas Partners LP:
3.95% 6/1/25		1,764,000	1,685,291
4.65% 7/1/26		2,834,000	2,697,033
4.75% 8/15/28		2,108,000	1,984,408
YPF SA:
8.5% 3/23/25 (d)		639,000	519,307
8.75% 4/4/24 (d)		1,999,200	1,664,084
			848,747,642
TOTAL ENERGY			868,685,328
FINANCIALS - 14.4%
Banks - 6.0%
Access Bank PLC 6.125% 9/21/26 (d)		1,070,000	876,932
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (f)	EUR	4,000,000	3,707,864
2.25% 4/4/28 (Reg. S) (f)	EUR	5,000,000	4,590,757
2.875% 5/30/31 (Reg. S) (f)	EUR	3,285,000	3,018,937
3.625% 7/4/26 (Reg. S) (f)	EUR	1,800,000	1,795,633
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	1,750,000	1,462,712
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		143,000	142,911
Bank of America Corp.:
2.299% 7/21/32 (f)		18,130,000	14,472,294
3.3% 1/11/23		327,000	326,743
3.419% 12/20/28 (f)		8,456,000	7,832,462
3.5% 4/19/26		7,461,000	7,260,221
3.705% 4/24/28 (f)		11,813,000	11,221,277
3.864% 7/23/24 (f)		24,740,000	24,607,154
3.95% 4/21/25		6,226,000	6,163,790
4.1% 7/24/23		4,167,000	4,174,055
4.2% 8/26/24		14,710,000	14,686,106
4.25% 10/22/26		5,344,000	5,263,396
4.376% 4/27/28 (f)		20,000,000	19,494,144
4.45% 3/3/26		3,050,000	3,037,597
4.571% 4/27/33 (f)		10,000,000	9,547,665
5.015% 7/22/33 (f)		121,493,000	120,359,009
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (f)	EUR	5,545,000	4,752,050
2.029% 9/30/27 (d)(f)		4,565,000	3,925,419
2.375% 10/14/29 (Reg. S) (f)	EUR	2,960,000	2,780,425
3.125% 9/19/27 (Reg. S) (f)	GBP	4,405,000	5,112,683
Barclays PLC:
2% 2/7/28 (Reg. S) (f)	EUR	1,865,000	1,849,574
2.852% 5/7/26 (f)		17,739,000	16,607,654
4.375% 1/12/26		9,104,000	8,923,456
5.088% 6/20/30 (f)		14,797,000	13,813,319
5.2% 5/12/26		6,970,000	6,916,704
5.746% 8/9/33 (f)		1,073,000	1,051,361
BNP Paribas SA:
2.159% 9/15/29 (d)(f)		5,025,000	4,135,298
2.219% 6/9/26 (d)(f)		15,515,000	14,301,432
2.5% 3/31/32 (Reg. S) (f)	EUR	3,800,000	3,446,873
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	3,400,000	2,956,686
Citigroup, Inc.:
3.352% 4/24/25 (f)		9,970,000	9,771,051
4.3% 11/20/26		3,067,000	3,023,796
4.4% 6/10/25		18,137,000	18,057,797
4.412% 3/31/31 (f)		22,342,000	21,319,868
4.45% 9/29/27		10,486,000	10,223,589
4.6% 3/9/26		4,812,000	4,800,620
4.91% 5/24/33 (f)		54,777,000	53,584,084
5.5% 9/13/25		8,473,000	8,692,378
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	4,614,845
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		5,339,000	4,659,960
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		11,142,000	11,142,226
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (f)	GBP	2,290,000	2,316,706
5.375% 1/12/24 (Reg. S)		5,350,000	5,389,714
Development Bank of Mongolia 7.25% 10/23/23 (d)		159,000	154,508
Discover Bank 4.2% 8/8/23		6,479,000	6,483,530
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		2,695,000	2,668,829
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		1,289,000	1,298,668
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,240,296
4.95% 3/31/30		3,002,000	2,912,507
5.402% 8/11/33 (f)		540,000	513,796
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		3,181,000	2,903,885
4.198% 6/1/32 (d)(f)		2,306,000	1,677,901
5.017% 6/26/24 (d)		9,000,000	8,609,880
5.71% 1/15/26 (d)		32,489,000	30,474,761
JPMorgan Chase & Co.:
2.956% 5/13/31 (f)		9,435,000	8,086,715
3.25% 9/23/22		6,686,000	6,686,740
3.797% 7/23/24 (f)		25,215,000	25,072,805
3.875% 9/10/24		12,990,000	12,933,266
4.125% 12/15/26		11,765,000	11,616,912
4.323% 4/26/28 (f)		25,000,000	24,421,648
4.452% 12/5/29 (f)		20,700,000	19,941,446
4.493% 3/24/31 (f)		30,800,000	29,927,010
4.586% 4/26/33 (f)		73,217,000	70,500,643
4.912% 7/25/33 (f)		53,314,000	52,722,312
Lloyds Banking Group PLC:
1.985% 12/15/31 (f)	GBP	1,840,000	1,801,102
4.976% 8/11/33 (f)		540,000	512,945
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		325,000	286,264
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (f)	GBP	3,085,000	3,023,754
3.073% 5/22/28 (f)		9,805,000	8,857,724
3.619% 3/29/29 (Reg. S) (f)	GBP	2,830,000	2,963,176
3.622% 8/14/30 (Reg. S) (f)	GBP	1,055,000	1,135,265
4.8% 4/5/26		9,111,000	9,060,191
5.125% 5/28/24		25,230,000	25,234,322
NatWest Markets PLC 2.375% 5/21/23 (d)		18,955,000	18,702,630
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		122,000	67,100
Rabobank Nederland 4.375% 8/4/25		9,413,000	9,255,534
Societe Generale:
1.038% 6/18/25 (d)(f)		36,500,000	34,043,154
1.488% 12/14/26 (d)(f)		18,670,000	16,270,255
4.25% 4/14/25 (d)		1,800,000	1,762,497
4.75% 11/24/25 (d)		400,000	390,793
Synchrony Bank:
5.4% 8/22/25		14,157,000	14,135,460
5.625% 8/23/27		12,818,000	12,715,527
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (f)	EUR	3,350,000	2,826,852
5.861% 6/19/32 (d)(f)		1,500,000	1,293,542
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	1,840,000	2,022,251
Wells Fargo & Co.:
2.406% 10/30/25 (f)		9,442,000	9,022,028
3.526% 3/24/28 (f)		19,749,000	18,656,394
4.478% 4/4/31 (f)		30,867,000	29,685,094
4.897% 7/25/33 (f)		70,571,000	69,439,199
5.013% 4/4/51 (f)		34,319,000	33,518,033
Westpac Banking Corp. 4.11% 7/24/34 (f)		7,550,000	6,791,146
			1,167,531,517
Capital Markets - 3.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,485,960
4.25% 2/15/24		5,321,000	5,325,435
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	24,229,190
4.2% 6/10/24		17,909,000	17,748,490
AssuredPartners, Inc. 5.625% 1/15/29 (d)		1,015,000	843,678
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		3,175,000	2,051,862
3.625% 10/1/31 (d)		4,355,000	2,651,476
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (f)	GBP	2,000,000	1,760,756
2.593% 9/11/25 (d)(f)		21,556,000	19,944,213
3.75% 3/26/25		7,059,000	6,745,132
3.8% 6/9/23		13,301,000	13,235,486
3.869% 1/12/29 (d)(f)		6,719,000	5,820,330
4.194% 4/1/31 (d)(f)		21,526,000	18,086,632
4.207% 6/12/24 (d)(f)		10,289,000	10,127,594
4.282% 1/9/28 (d)		3,350,000	3,007,315
6.5% 8/8/23 (Reg. S)		9,135,000	9,158,989
6.537% 8/12/33 (d)(f)		30,530,000	29,153,017
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (f)	EUR	1,900,000	1,779,546
4% 6/24/32 (Reg. S) (f)	EUR	4,200,000	3,811,711
4.1% 1/13/26		3,085,000	3,010,645
4.5% 4/1/25		43,904,000	42,481,046
Deutsche Bank AG New York Branch:
3.3% 11/16/22		17,274,000	17,244,684
3.729% 1/14/32 (f)		29,675,000	21,829,175
5.882% 7/8/31 (f)		4,150,000	3,613,065
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (f)		18,352,000	14,855,566
3.102% 2/24/33 (f)		39,245,000	33,387,291
3.2% 2/23/23		6,170,000	6,158,847
3.691% 6/5/28 (f)		72,922,000	68,930,046
3.75% 5/22/25		7,259,000	7,130,304
3.8% 3/15/30		36,810,000	33,943,135
6.75% 10/1/37		3,974,000	4,404,873
Hightower Holding LLC 6.75% 4/15/29 (d)		2,885,000	2,424,719
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		680,000	616,141
Moody's Corp.:
3.25% 1/15/28		4,181,000	3,938,204
3.75% 3/24/25		10,682,000	10,579,147
4.875% 2/15/24		3,926,000	3,970,281
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,711,331
3.125% 7/27/26		39,505,000	37,637,070
3.622% 4/1/31 (f)		21,065,000	19,301,729
3.737% 4/24/24 (f)		45,366,000	45,166,534
4.21% 4/20/28 (f)		20,000,000	19,488,305
4.431% 1/23/30 (f)		8,668,000	8,443,839
4.875% 11/1/22		9,523,000	9,547,295
4.889% 7/20/33 (f)		44,206,000	44,005,273
5% 11/24/25		15,462,000	15,702,815
MSCI, Inc. 4% 11/15/29 (d)		3,000,000	2,670,330
UBS Group AG:
1.494% 8/10/27 (d)(f)		11,454,000	9,947,983
4.125% 9/24/25 (d)		6,852,000	6,777,305
4.988% 8/5/33 (Reg. S) (f)		500,000	481,906
			685,365,696
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		21,930,000	20,292,048
2.45% 10/29/26		8,002,000	7,055,790
2.875% 8/14/24		12,392,000	11,837,415
3% 10/29/28		8,382,000	7,125,695
3.3% 1/30/32		18,966,000	15,306,159
4.125% 7/3/23		7,415,000	7,396,750
4.45% 4/3/26		6,213,000	5,970,085
4.875% 1/16/24		9,923,000	9,875,364
6.5% 7/15/25		7,728,000	7,913,270
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,347,145
3.05% 6/5/23		20,571,000	20,415,461
4.75% 6/9/27		25,000,000	24,387,434
5.125% 9/30/24		4,357,000	4,411,968
5.75% 11/20/25		10,400,000	10,511,691
5.8% 5/1/25		11,179,000	11,435,449
8% 11/1/31		5,892,000	6,556,555
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	16,206,199
2.636% 3/3/26 (f)		10,020,000	9,496,054
3.273% 3/1/30 (f)		12,815,000	11,278,144
3.65% 5/11/27		29,451,000	28,152,427
3.8% 1/31/28		13,624,000	12,873,283
4.927% 5/10/28 (f)		27,617,000	27,309,581
4.985% 7/24/26 (f)		14,379,000	14,358,848
5.247% 7/26/30 (f)		22,350,000	21,986,706
5.268% 5/10/33 (f)		10,000,000	9,808,045
Discover Financial Services:
3.85% 11/21/22		12,648,000	12,660,567
3.95% 11/6/24		5,349,000	5,294,994
4.1% 2/9/27		6,829,000	6,555,772
4.5% 1/30/26		9,265,000	9,073,882
Ford Motor Credit Co. LLC:
2.9% 2/10/29		2,940,000	2,379,195
3.815% 11/2/27		1,170,000	1,029,834
4.063% 11/1/24		42,632,000	41,384,161
4.95% 5/28/27		10,000,000	9,388,250
5.584% 3/18/24		12,456,000	12,396,227
OneMain Finance Corp.:
3.5% 1/15/27		2,320,000	1,914,906
3.875% 9/15/28		5,190,000	4,048,200
5.375% 11/15/29		2,000,000	1,656,420
6.875% 3/15/25		2,805,000	2,726,530
7.125% 3/15/26		3,560,000	3,348,946
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25 (d)		695,000	634,318
5.1% 7/16/23 (d)		390,000	381,225
Synchrony Financial:
3.95% 12/1/27		14,204,000	12,913,013
4.25% 8/15/24		11,783,000	11,649,280
4.375% 3/19/24		11,497,000	11,448,641
5.15% 3/19/29		21,450,000	20,400,651
Toyota Motor Credit Corp. 2.9% 3/30/23		16,253,000	16,197,646
			513,790,224
Diversified Financial Services - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		6,200,000	5,925,092
Altus Midstream LP 5.875% 6/15/30 (d)		3,365,000	3,201,158
Blackstone Private Credit Fund:
4.7% 3/24/25		38,436,000	37,193,768
4.875% 4/14/26	GBP	3,960,000	4,137,106
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	5,069,548
4.05% 7/1/30		10,439,000	9,279,089
4.125% 6/15/26		8,538,000	8,253,946
4.125% 5/15/29		10,374,000	9,548,958
Equitable Holdings, Inc. 3.9% 4/20/23		1,202,000	1,203,447
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		3,375,000	2,870,539
5.25% 5/15/27		10,219,000	9,286,516
6.25% 5/15/26		8,660,000	8,301,779
Intercement Financial Operatio 5.75% 7/17/24 (d)		533,000	395,753
Jackson Financial, Inc.:
5.17% 6/8/27		6,781,000	6,694,079
5.67% 6/8/32		46,562,000	45,200,432
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	3,255,000	2,402,697
M&G PLC:
5.625% 10/20/51 (Reg. S) (f)	GBP	2,650,000	2,859,636
6.5% 10/20/48 (Reg. S) (f)		2,405,000	2,452,504
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		740,000	695,739
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (d)		16,553	439
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	12,687,883
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	10,826,548
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	10,933,318
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	229,538
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		2,770,000	2,233,839
			201,883,351
Insurance - 1.1%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (f)	EUR	1,160,000	945,589
3.375% 4/7/30 (d)		15,590,000	14,459,651
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)		3,470,000	3,125,671
American International Group, Inc. 2.5% 6/30/25		30,600,000	29,170,404
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,995,000	4,345,783
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		13,795,000	13,384,185
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	1,700,000	1,704,228
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (f)		2,769,000	2,637,473
5.75% 8/15/50 (Reg. S) (f)		7,415,000	7,226,214
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	1,500,000	1,361,175
Five Corners Funding Trust II 2.85% 5/15/30 (d)		24,197,000	20,978,987
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	4,464,222
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	7,783,312
Metropolitan Life Global Funding I 3% 1/10/23 (d)		2,866,000	2,862,631
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	11,777,608
Pricoa Global Funding I 5.375% 5/15/45 (f)		6,348,000	6,238,320
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		6,730,000	5,728,065
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (f)	GBP	2,970,000	2,717,071
6.75% 12/2/44 (Reg. S) (f)		3,395,000	3,407,731
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		485,000	456,385
SunAmerica, Inc.:
3.5% 4/4/25 (d)		4,316,000	4,156,659
3.65% 4/5/27 (d)		15,270,000	14,356,989
3.85% 4/5/29 (d)		6,037,000	5,556,460
3.9% 4/5/32 (d)		7,187,000	6,455,952
4.35% 4/5/42 (d)		1,635,000	1,386,134
4.4% 4/5/52 (d)		4,834,000	4,032,530
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		4,600,000	4,370,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,169,387
Unum Group:
3.875% 11/5/25		7,835,000	7,651,425
4% 3/15/24		7,259,000	7,292,182
4% 6/15/29		8,872,000	8,235,012
5.75% 8/15/42		9,271,000	8,577,969
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		2,500,000	2,037,700
			221,053,104
TOTAL FINANCIALS			2,789,623,892
HEALTH CARE - 1.8%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		6,310,000	4,417,000
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,130,000	1,775,675
			6,192,675
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc.:
3.875% 11/1/29 (d)		2,915,000	2,522,003
4.625% 7/15/28 (d)		1,280,000	1,164,646
Embecta Corp. 5% 2/15/30 (d)		800,000	701,408
Hologic, Inc.:
3.25% 2/15/29 (d)		2,520,000	2,148,187
4.625% 2/1/28 (d)		252,000	234,675
Teleflex, Inc. 4.25% 6/1/28 (d)		680,000	617,808
			7,388,727
Health Care Providers & Services - 1.3%
180 Medical, Inc. 3.875% 10/15/29 (d)		1,805,000	1,571,422
AMN Healthcare 4% 4/15/29 (d)		2,270,000	1,952,200
Cano Health, Inc. 6.25% 10/1/28 (d)		2,365,000	2,124,010
Centene Corp.:
2.45% 7/15/28		25,480,000	21,489,577
2.5% 3/1/31		2,000,000	1,595,840
2.625% 8/1/31		7,320,000	5,856,439
3% 10/15/30		1,575,000	1,314,125
3.375% 2/15/30		7,780,000	6,671,350
4.25% 12/15/27		10,435,000	9,909,702
4.625% 12/15/29		16,005,000	15,077,350
Cigna Corp.:
2.375% 3/15/31		20,000,000	16,804,640
3.05% 10/15/27		5,900,000	5,504,842
4.375% 10/15/28		11,163,000	10,993,140
4.8% 8/15/38		6,950,000	6,698,945
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		2,630,000	1,941,992
5.25% 5/15/30 (d)		2,765,000	2,094,570
5.625% 3/15/27 (d)		4,150,000	3,519,179
6% 1/15/29 (d)		1,790,000	1,469,160
6.125% 4/1/30 (d)		2,120,000	1,313,764
6.875% 4/15/29 (d)		2,610,000	1,631,250
8% 3/15/26 (d)		3,000,000	2,805,000
8% 12/15/27 (d)		2,000,000	1,736,360
CVS Health Corp.:
3% 8/15/26		1,290,000	1,240,567
3.625% 4/1/27		3,769,000	3,665,510
4.78% 3/25/38		10,528,000	10,007,461
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		845,000	621,730
4.625% 6/1/30 (d)		7,540,000	6,070,002
Elevance Health, Inc. 3.3% 1/15/23		2,338,000	2,334,743
HCA Holdings, Inc.:
3.5% 9/1/30		17,000,000	14,834,926
3.625% 3/15/32 (d)		1,921,000	1,659,722
5.625% 9/1/28		10,497,000	10,550,377
5.875% 2/1/29		9,711,000	9,898,617
HealthEquity, Inc. 4.5% 10/1/29 (d)		3,725,000	3,276,287
Humana, Inc. 3.7% 3/23/29		5,638,000	5,323,772
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		550,000	485,011
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		1,095,000	947,777
Option Care Health, Inc. 4.375% 10/31/29 (d)		2,320,000	2,040,370
Owens & Minor, Inc. 4.5% 3/31/29 (d)		750,000	639,210
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		3,525,000	3,004,957
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,795,000	2,082,810
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		3,985,000	3,557,248
Sabra Health Care LP:
3.2% 12/1/31		19,037,000	15,137,243
3.9% 10/15/29		4,785,000	4,172,132
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		2,965,000	2,556,853
4.375% 1/15/30 (d)		3,880,000	3,395,000
4.625% 7/15/24		449,000	439,665
4.625% 6/15/28 (d)		2,985,000	2,713,350
4.875% 1/1/26 (d)		1,500,000	1,425,000
6.125% 10/1/28 (d)		12,455,000	11,427,463
6.125% 6/15/30 (d)		3,505,000	3,365,151
6.25% 2/1/27 (d)		1,129,000	1,088,689
Toledo Hospital 5.325% 11/15/28		3,971,000	2,596,156
			254,632,656
Health Care Technology - 0.0%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		695,000	590,079
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		850,000	732,590
4.25% 5/1/28 (d)		280,000	256,612
			989,202
Pharmaceuticals - 0.5%
Bausch Health Companies, Inc.:
5% 1/30/28 (d)		1,835,000	688,125
7% 1/15/28 (d)		2,960,000	1,139,600
Bayer AG:
3.75% 7/1/74 (Reg. S) (f)	EUR	2,200,000	2,127,982
4.5% 3/25/82 (Reg. S) (f)	EUR	2,600,000	2,365,797
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		8,579,000	8,438,654
Catalent Pharma Solutions 3.5% 4/1/30 (d)		2,980,000	2,454,343
Elanco Animal Health, Inc.:
5.772% 8/28/23 (h)		5,786,000	5,776,164
6.4% 8/28/28 (f)		2,437,000	2,266,410
Jazz Securities DAC 4.375% 1/15/29 (d)		3,880,000	3,498,751
Mylan NV 4.55% 4/15/28		7,694,000	7,222,924
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		6,710,000	6,020,011
5.125% 4/30/31 (d)		1,595,000	1,395,625
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		381,000	378,367
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		385,000	336,771
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	3,794,684
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)		795,000	381,600
Viatris, Inc.:
1.65% 6/22/25		2,070,000	1,886,822
2.7% 6/22/30		40,521,000	31,916,617
3.85% 6/22/40		4,583,000	3,183,872
Zoetis, Inc. 3.25% 2/1/23		1,775,000	1,773,160
			87,046,279
TOTAL HEALTH CARE			356,839,618
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,267,032
Bombardier, Inc. 7.875% 4/15/27 (d)		5,630,000	5,391,007
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		4,355,000	4,006,600
4.125% 4/15/29 (d)		1,935,000	1,726,988
DAE Funding LLC:
1.55% 8/1/24 (d)		905,000	844,365
1.625% 2/15/24 (d)		440,000	417,450
Embraer Netherlands Finance BV 5.05% 6/15/25		1,285,000	1,264,761
Moog, Inc. 4.25% 12/15/27 (d)		2,545,000	2,329,566
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,505,000	3,531,233
The Boeing Co.:
5.04% 5/1/27		7,640,000	7,617,021
5.15% 5/1/30		7,640,000	7,519,368
5.705% 5/1/40		7,640,000	7,287,027
5.805% 5/1/50		23,600,000	22,635,432
5.93% 5/1/60		7,640,000	7,296,042
TransDigm, Inc.:
4.625% 1/15/29		5,080,000	4,295,750
5.5% 11/15/27		8,759,000	7,883,100
6.25% 3/15/26 (d)		6,360,000	6,248,700
7.5% 3/15/27		959,000	935,025
8% 12/15/25 (d)		2,515,000	2,575,863
			97,072,330
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (d)		400,000	325,200
5.125% 8/11/61 (d)		295,000	236,701
			561,901
Airlines - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		2,550,000	2,425,764
Azul Investments LLP:
5.875% 10/26/24 (d)		1,107,000	849,623
7.25% 6/15/26 (d)		375,000	263,672
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		380,000	372,209
			3,911,268
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		6,100,000	5,795,000
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		1,585,000	1,265,202
			7,060,202
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (d)		1,310,000	1,124,936
APX Group, Inc. 6.75% 2/15/27 (d)		1,165,000	1,131,502
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		6,554,000	5,308,740
CoreCivic, Inc.:
4.75% 10/15/27		3,333,000	2,803,302
8.25% 4/15/26		6,570,000	6,495,042
Covanta Holding Corp. 4.875% 12/1/29 (d)		3,410,000	2,877,188
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		3,875,000	3,535,938
Madison IAQ LLC:
4.125% 6/30/28 (d)		2,825,000	2,422,438
5.875% 6/30/29 (d)		10,350,000	8,514,324
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		1,410,000	1,415,330
5.625% 10/1/28 (d)		2,634,000	2,640,006
5.875% 10/1/30 (d)		1,149,000	1,149,870
PowerTeam Services LLC 9.033% 12/4/25 (d)		630,000	517,684
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	1,400,000	1,605,412
Stericycle, Inc.:
3.875% 1/15/29 (d)		2,080,000	1,801,800
5.375% 7/15/24 (d)		2,455,000	2,402,353
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		475,000	433,913
The GEO Group, Inc. 9.5% 12/31/28 (d)		1,220,000	1,091,900
			47,271,678
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		750,000	639,698
Pike Corp. 5.5% 9/1/28 (d)		10,745,000	8,883,019
Railworks Holdings LP 8.25% 11/15/28 (d)		2,020,000	1,863,450
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		985,000	871,879
6% 12/1/29 (d)		870,000	708,334
			12,966,380
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		1,290,000	1,115,128
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		975,000	826,165
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		645,000	595,537
			1,421,702
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,405,000	1,264,079
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,910,000	2,604,450
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		7,310,000	6,652,100
			10,520,629
Marine - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (d)		495,000	480,769
3.75% 4/6/27 (d)		1,040,000	972,582
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		310,000	293,919
Seaspan Corp. 5.5% 8/1/29 (d)		3,930,000	3,236,493
			4,983,763
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		3,290,000	2,907,624
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		7,030,000	6,253,185
Science Applications International Corp. 4.875% 4/1/28 (d)		385,000	356,120
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,251,556
TriNet Group, Inc. 3.5% 3/1/29 (d)		2,865,000	2,456,924
			13,225,409
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	2,695,204
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		175,000	161,798
			2,857,002
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,649,314
3% 9/15/23		1,163,000	1,146,707
3.375% 7/1/25		13,572,000	12,888,099
4.25% 2/1/24		11,266,000	11,236,540
4.25% 9/15/24		4,366,000	4,315,645
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	860,000	893,711
4.5% 9/7/23 (Reg. S)	GBP	1,329,000	1,498,817
			34,628,833
Transportation Infrastructure - 0.3%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	1,015,000	842,115
1.75% 7/30/31 (Reg. S)	EUR	750,000	565,838
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	2,750,000	2,142,468
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		12,030,000	11,031,088
3.95% 7/1/24 (d)		4,160,000	3,972,158
4.25% 4/15/26 (d)		3,220,000	2,967,722
4.375% 5/1/26 (d)		11,312,000	10,457,047
5.25% 5/15/24 (d)		7,670,000	7,519,789
5.5% 1/15/26 (d)		7,243,000	6,983,947
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		1,415,000	1,352,033
3.875% 7/18/29 (Reg. S)		800,000	768,000
DP World Ltd. 5.625% 9/25/48 (d)		785,000	767,730
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		3,645,000	3,146,218
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	2,800,000	2,757,039
7.125% 2/14/24	GBP	3,465,000	4,086,228
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	809,186
			60,168,606
TOTAL INDUSTRIALS			297,764,831
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	4,000,000	3,336,112
CommScope, Inc.:
4.75% 9/1/29 (d)		1,006,000	856,056
6% 3/1/26 (d)		2,125,000	2,008,338
7.125% 7/1/28 (d)		1,780,000	1,464,050
8.25% 3/1/27 (d)		545,000	467,073
HTA Group Ltd. 7% 12/18/25 (d)		1,085,000	1,016,035
			9,147,664
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		2,400,000	2,424,562
5.85% 7/15/25		2,748,000	2,845,406
6.02% 6/15/26		3,119,000	3,239,552
6.1% 7/15/27		5,045,000	5,304,872
6.2% 7/15/30		4,367,000	4,537,842
II-VI, Inc. 5% 12/15/29 (d)		4,115,000	3,663,873
TTM Technologies, Inc. 4% 3/1/29 (d)		5,530,000	4,783,463
			26,799,570
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (d)		4,475,000	3,747,813
Arches Buyer, Inc. 4.25% 6/1/28 (d)		1,530,000	1,231,650
CA Magnum Holdings 5.375% (d)(i)		945,000	845,775
Gartner, Inc.:
3.625% 6/15/29 (d)		685,000	589,100
3.75% 10/1/30 (d)		1,185,000	1,016,138
4.5% 7/1/28 (d)		1,835,000	1,693,613
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		1,395,000	1,180,428
5.25% 12/1/27 (d)		1,695,000	1,593,300
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		2,245,000	1,621,384
5.375% 12/1/28 (d)		15,649,000	8,630,411
Twilio, Inc. 3.875% 3/15/31		940,000	758,514
			22,908,126
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (d)		3,204,000	2,748,136
2.45% 2/15/31 (d)		43,857,000	34,969,511
2.6% 2/15/33 (d)		27,706,000	21,304,328
3.5% 2/15/41 (d)		22,019,000	16,517,691
3.75% 2/15/51 (d)		10,333,000	7,575,044
Entegris Escrow Corp.:
4.75% 4/15/29 (d)		1,830,000	1,682,941
5.95% 6/15/30 (d)		4,030,000	3,823,785
onsemi 3.875% 9/1/28 (d)		1,385,000	1,235,143
			89,856,579
Software - 0.4%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,125,000	2,734,375
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)		695,000	594,923
4.875% 7/1/29 (d)		705,000	582,753
Elastic NV 4.125% 7/15/29 (d)		2,820,000	2,386,369
Fair Isaac Corp. 4% 6/15/28 (d)		1,455,000	1,285,308
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		4,195,000	3,581,083
MicroStrategy, Inc. 6.125% 6/15/28 (d)		3,910,000	3,262,811
Open Text Corp. 3.875% 12/1/29 (d)		3,095,000	2,495,907
Oracle Corp.:
1.65% 3/25/26		12,241,000	11,038,576
2.3% 3/25/28		19,340,000	16,809,628
2.8% 4/1/27		14,371,000	13,155,332
2.875% 3/25/31		24,420,000	20,243,444
			78,170,509
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30 (d)		930,000	753,474
5.875% 4/24/25 (Reg. S)		200,000	200,446
			953,920
TOTAL INFORMATION TECHNOLOGY			227,836,368
MATERIALS - 0.7%
Chemicals - 0.4%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		180,000	155,138
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	12,408,564
CVR Partners LP 6.125% 6/15/28 (d)		1,470,000	1,342,146
Element Solutions, Inc. 3.875% 9/1/28 (d)		1,770,000	1,537,688
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,290,000	1,139,070
Equate Petrochemical BV:
2.625% 4/28/28 (d)		395,000	352,439
4.25% 11/3/26 (d)		325,000	318,500
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		3,255,000	2,948,542
7% 12/31/27 (d)		330,000	272,250
LSB Industries, Inc. 6.25% 10/15/28 (d)		2,910,000	2,693,351
MEGlobal Canada, Inc. 5% 5/18/25 (d)		625,000	628,125
Methanex Corp.:
5.125% 10/15/27		4,719,000	4,296,650
5.65% 12/1/44		1,614,000	1,178,179
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)		1,435,000	1,180,288
4.875% 6/1/24 (d)		3,625,000	3,463,954
5% 5/1/25 (d)		3,382,000	3,180,755
5.25% 6/1/27 (d)		3,959,000	3,495,381
Nufarm Australia Ltd. 5% 1/27/30 (d)		1,850,000	1,535,500
OCP SA:
3.75% 6/23/31 (d)		745,000	607,082
4.5% 10/22/25 (d)		165,000	160,545
5.625% 4/25/24 (d)		925,000	928,053
6.875% 4/25/44 (d)		150,000	131,559
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)		3,410,000	2,772,330
6.25% 10/1/29 (d)		1,635,000	1,234,425
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (d)		890,000	793,724
2.875% 5/11/31 (d)		725,000	595,769
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		490,000	422,625
SABIC Capital II BV 4% 10/10/23 (d)		902,000	899,489
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		915,000	849,978
5.875% 3/27/24		970,000	966,605
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		1,100,000	913,000
The Chemours Co. LLC:
4.625% 11/15/29 (d)		2,555,000	2,107,875
5.375% 5/15/27		4,251,000	3,920,952
5.75% 11/15/28 (d)		7,240,000	6,479,800
Valvoline, Inc. 4.25% 2/15/30 (d)		1,255,000	1,223,500
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		2,205,000	1,741,950
			68,875,781
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		540,000	452,183
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		445,000	383,813
4% 9/1/29 (d)		865,000	700,650
6% 6/15/27 (d)		1,760,000	1,725,033
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (d)		1,370,000	1,181,858
Berry Global, Inc.:
4.875% 7/15/26 (d)		1,615,000	1,572,253
5.625% 7/15/27 (d)		1,000,000	976,500
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		640,000	614,346
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		610,000	524,283
Sealed Air Corp. 5% 4/15/29 (d)		1,790,000	1,700,500
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		4,023,000	3,862,080
8.5% 8/15/27 (d)		4,905,000	4,660,093
			17,901,409
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30 (d)		1,255,000	991,450
5.625% 5/13/32 (d)		360,000	356,400
ATI, Inc.:
4.875% 10/1/29		1,030,000	921,444
5.875% 12/1/27		8,755,000	8,320,296
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)(e)		650,000	76,294
Commercial Metals Co. 4.125% 1/15/30		1,175,000	1,027,649
Compania de Minas Buenaventura SA 5.5% 7/23/26 (d)		425,000	372,619
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		155,000	136,623
3.15% 1/14/30 (d)		405,000	357,235
3.7% 1/30/50 (d)		1,195,000	867,346
Eldorado Gold Corp. 6.25% 9/1/29 (d)		2,805,000	2,243,123
Endeavour Mining PLC 5% 10/14/26 (d)		485,000	414,463
ERO Copper Corp. 6.5% 2/15/30 (d)		4,530,000	3,355,031
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)		900,000	863,888
6.875% 10/15/27 (d)		2,855,000	2,732,578
7.5% 4/1/25 (d)		1,280,000	1,263,200
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	390,049
Gcm Mining Corp. 6.875% 8/9/26 (d)		930,000	734,700
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		225,000	226,167
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		640,000	580,800
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		500,000	471,600
JSW Steel Ltd. 3.95% 4/5/27 (d)		645,000	538,575
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)		615,000	484,208
4.625% 3/1/28 (d)		3,124,000	2,690,812
Metinvest BV:
7.75% 4/23/23 (d)		927,000	486,675
8.5% 4/23/26 (Reg. S)		235,000	104,399
Mineral Resources Ltd. 8.5% 5/1/30 (d)		3,790,000	3,817,742
PMHC II, Inc. 9% 2/15/30 (d)		1,545,000	1,125,519
PT Freeport Indonesia:
4.763% 4/14/27 (d)		315,000	305,944
5.315% 4/14/32 (d)		530,000	490,250
6.2% 4/14/52 (d)		365,000	321,200
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (d)		170,000	170,621
5.45% 5/15/30 (d)		910,000	889,161
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,085,000	1,871,288
Stillwater Mining Co. 4% 11/16/26 (d)		1,140,000	1,004,483
TMK Capital SA 4.3% 2/12/27 (Reg. S) (c)		600,000	120,000
Usiminas International SARL 5.875% 7/18/26 (d)		1,025,000	1,000,848
VM Holding SA 6.5% 1/18/28 (d)		965,000	956,918
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		275,000	238,184
			43,319,782
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		980,000	607,600
SPA Holdings 3 OY 4.875% 2/4/28 (d)		3,275,000	2,660,581
			3,268,181
TOTAL MATERIALS			133,817,336
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	8,716,571
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		795,000	637,868
American Homes 4 Rent LP:
2.375% 7/15/31		1,451,000	1,164,449
3.625% 4/15/32		6,608,000	5,767,402
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	7,340,380
4.5% 12/1/28		7,625,000	7,420,916
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,028,633
2.75% 4/15/31		6,606,000	5,187,895
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,950,000	3,346,584
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		625,000	537,886
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,307,657
3.5% 8/1/26		2,790,000	2,661,165
Healthpeak Properties, Inc.:
3.25% 7/15/26		1,156,000	1,110,479
3.5% 7/15/29		1,322,000	1,216,062
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	14,583,225
Invitation Homes Operating Partnership LP 4.15% 4/15/32		9,940,000	8,935,633
iStar Financial, Inc.:
4.25% 8/1/25		560,000	558,897
4.75% 10/1/24		680,000	680,265
Kimco Realty Corp. 3.375% 10/15/22		990,000	990,005
Kite Realty Group Trust 4.75% 9/15/30		764,000	693,689
LXP Industrial Trust (REIT):
2.7% 9/15/30		3,649,000	2,943,942
4.4% 6/15/24		1,672,000	1,649,577
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	1,665,000	1,656,425
4.625% 8/1/29		2,295,000	1,955,218
5% 10/15/27		16,030,000	14,400,333
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		19,138,000	14,533,626
3.375% 2/1/31		6,759,000	5,505,551
3.625% 10/1/29		11,904,000	10,175,069
4.375% 8/1/23		3,145,000	3,124,600
4.5% 1/15/25		3,878,000	3,843,311
4.5% 4/1/27		18,502,000	17,719,184
4.75% 1/15/28		10,700,000	10,233,285
4.95% 4/1/24		9,727,000	9,752,282
5.25% 1/15/26		10,610,000	10,519,260
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		560,000	564,984
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	2,213,199
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,372,659
2.85% 12/15/32		1,925,000	1,650,545
3.25% 1/15/31		2,129,000	1,908,474
3.4% 1/15/28		3,355,000	3,147,333
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,192,296
5% 12/15/23		737,000	738,346
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		370,000	331,942
SBA Communications Corp. 3.125% 2/1/29		2,785,000	2,294,631
Senior Housing Properties Trust 9.75% 6/15/25		193,000	189,729
Service Properties Trust 7.5% 9/15/25		285,000	273,503
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,086,523
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	2,989,281
4.25% 2/1/26		10,537,000	10,260,782
Store Capital Corp.:
2.75% 11/18/30		3,880,000	3,149,384
4.625% 3/15/29		3,549,000	3,430,468
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	2,781,216
2.7% 7/15/31		8,306,000	6,686,548
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		6,225,000	5,201,510
6.5% 2/15/29 (d)		18,695,000	14,243,347
Uniti Group, Inc.:
6% 1/15/30 (d)		5,485,000	3,867,500
7.875% 2/15/25 (d)		4,129,000	4,079,018
Ventas Realty LP:
3% 1/15/30		15,631,000	13,605,141
3.5% 2/1/25		2,163,000	2,111,093
3.75% 5/1/24		9,073,000	8,972,991
4% 3/1/28		3,986,000	3,794,176
4.125% 1/15/26		2,017,000	1,978,423
4.75% 11/15/30		21,238,000	20,592,928
VICI Properties LP:
4.375% 5/15/25		1,727,000	1,686,364
4.75% 2/15/28		13,710,000	13,156,221
4.95% 2/15/30		20,675,000	19,850,500
5.125% 5/15/32		4,305,000	4,102,536
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (d)		90,000	84,768
4.25% 12/1/26 (d)		130,000	121,767
4.625% 12/1/29 (d)		270,000	249,413
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,125,375
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,379,644
4% 2/1/25		12,346,000	12,224,961
			368,586,843
Real Estate Management & Development - 0.5%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,635,000	1,371,686
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	10,200,000	5,509,638
2.25% 4/27/27 (Reg. S)	EUR	900,000	479,452
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,238,000	1,206,804
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,365,000	4,270,986
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	2,005,260
2.625% 10/20/28 (Reg. S)	GBP	950,000	901,117
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,557,585
3.95% 11/15/27		8,220,000	7,576,598
4.1% 10/1/24		7,423,000	7,282,660
4.55% 10/1/29		8,895,000	8,371,994
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	8,379,502
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,108,459
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	173,469
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,172,297
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	257,302
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,405,000	1,850,503
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,400,000	1,879,578
Howard Hughes Corp.:
4.125% 2/1/29 (d)		2,990,000	2,467,919
4.375% 2/1/31 (d)		990,000	791,673
Kennedy-Wilson, Inc. 4.75% 2/1/30		4,175,000	3,433,938
Post Apartment Homes LP 3.375% 12/1/22		467,000	467,000
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		105,000	82,031
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	950,000	649,198
1.75% 1/14/25 (Reg. S)	EUR	1,271,000	1,062,395
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,300,000	1,115,638
Tanger Properties LP:
2.75% 9/1/31		8,621,000	6,556,260
3.125% 9/1/26		4,970,000	4,615,138
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	738,764
			89,334,844
TOTAL REAL ESTATE			457,921,687
UTILITIES - 1.5%
Electric Utilities - 0.7%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		470,000	372,978
Alabama Power Co. 3.05% 3/15/32		13,712,000	12,475,690
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,787,318
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	650,000	505,839
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	750,000	695,601
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		1,290,000	1,077,180
4.75% 3/15/28 (d)		560,000	524,300
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	6,142,662
Comision Federal de Electricid:
3.348% 2/9/31 (d)		175,000	136,861
4.688% 5/15/29 (d)		785,000	704,930
Duke Energy Corp.:
2.45% 6/1/30		6,067,000	5,121,551
3.85% 6/15/34	EUR	2,650,000	2,529,216
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		2,680,000	2,186,632
2.775% 1/7/32 (d)		8,750,000	7,134,929
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	1,900,000	1,425,997
Enel SpA 3.375% (Reg. S) (f)(i)	EUR	2,010,000	1,800,280
Entergy Corp. 2.8% 6/15/30		6,226,000	5,329,103
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (d)		700,000	663,031
6.75% 8/6/23 (d)		3,180,000	3,083,209
7.125% 2/11/25 (d)		135,000	126,630
Eversource Energy 2.8% 5/1/23		5,482,000	5,439,734
Exelon Corp.:
2.75% 3/15/27 (d)		3,035,000	2,835,427
3.35% 3/15/32 (d)		3,685,000	3,305,135
4.05% 4/15/30		3,689,000	3,547,740
4.1% 3/15/52 (d)		2,730,000	2,360,542
FirstEnergy Corp. 7.375% 11/15/31		21,162,000	24,835,406
InterGen NV 7% 6/30/23 (d)		4,030,000	3,828,500
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	3,745,396
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,085,000	1,003,703
Lamar Funding Ltd. 3.958% 5/7/25 (d)		1,085,000	1,037,057
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		915,000	754,761
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,432,444
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	4,745,000	3,886,050
NRG Energy, Inc.:
3.375% 2/15/29 (d)		1,830,000	1,503,313
5.25% 6/15/29 (d)		1,975,000	1,765,255
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		1,376,698	1,331,956
PG&E Corp.:
5% 7/1/28		4,340,000	3,853,768
5.25% 7/1/30		5,870,000	5,074,615
Southern Co. 1.875% 9/15/81 (f)	EUR	5,105,000	3,729,706
Vistra Operations Co. LLC:
5% 7/31/27 (d)		1,875,000	1,745,025
5.625% 2/15/27 (d)		2,730,000	2,627,625
			133,467,095
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		890,000	885,968
Nakilat, Inc. 6.067% 12/31/33 (d)		659,697	698,784
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		485,000	413,463
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		860,000	758,357
			2,756,572
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		1,828,000	1,636,062
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		345,000	255,041
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	2,811,612
Energo-Pro A/S 8.5% 2/4/27 (d)		340,000	317,326
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,715,000	1,197,902
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		705,000	631,856
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	6,100,000	5,800,820
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		888,250	826,794
The AES Corp.:
3.3% 7/15/25 (d)		36,313,000	34,442,881
3.95% 7/15/30 (d)		16,328,000	14,915,628
			62,835,922
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		830,000	773,975
4.875% 4/23/30 (d)		135,000	142,155
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	26,198,794
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,556,593
NiSource, Inc.:
2.95% 9/1/29		17,668,000	15,722,412
5.25% 2/15/43		4,623,000	4,510,911
5.8% 2/1/42		2,300,000	2,294,438
5.95% 6/15/41		3,281,000	3,384,601
Puget Energy, Inc.:
4.1% 6/15/30		12,516,000	11,529,527
4.224% 3/15/32		12,786,000	11,779,528
Sempra Energy 6% 10/15/39		5,447,000	5,828,270
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (f)(g)		1,401,000	1,163,250
			84,884,454
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	830,000	798,297
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,013,000	1,039,458
			1,837,755
TOTAL UTILITIES			285,781,798

TOTAL NONCONVERTIBLE BONDS			6,934,688,836

TOTAL CORPORATE BONDS
(Cost $7,545,723,730)			6,956,142,478

U.S. Treasury Obligations - 29.8%
U.S. Treasury Bonds:
1.125% 5/15/40		$86,364,000	$58,781,498
1.75% 8/15/41		111,477,000	82,823,927
1.875% 11/15/51		339,566,000	247,273,021
2% 11/15/41 (j)(k)(l)		219,450,000	170,468,075
2% 8/15/51		710,798,000	533,986,998
2.25% 2/15/52		329,570,000	263,244,038
2.875% 5/15/52		112,621,000	103,787,290
3% 2/15/47		245,214,000	222,416,761
3.25% 5/15/42 (j)(k)(l)		112,951,000	108,044,691
3.375% 8/15/42		300,000	292,734
U.S. Treasury Notes:
0.75% 3/31/26 (j)		81,831,000	74,354,331
0.75% 4/30/26		180,000,000	163,272,656
1.125% 8/31/28		395,338,000	347,696,683
1.25% 5/31/28		531,141,000	472,964,462
1.25% 9/30/28		158,340,000	140,050,493
1.5% 11/30/28		75,000,000	67,198,242
1.625% 9/30/26		455,668,000	425,052,806
1.75% 1/31/29		146,464,000	133,167,815
1.875% 2/28/27		175,000,000	164,083,008
2.25% 3/31/24 (j)		5,100,000	5,002,184
2.375% 4/30/26		84,892,000	81,827,929
2.5% 3/31/27		80,000,000	77,031,250
2.625% 7/31/29		200,000,000	191,718,750
2.75% 7/31/27		450,000,000	437,941,404
2.75% 2/15/28		54,737,100	53,026,566
2.75% 8/15/32 (j)(l)(m)		685,155,000	660,960,381
2.875% 8/15/28		78,639,600	76,553,807
2.875% 5/15/32		197,316,000	192,321,439
3% 7/15/25		100,000,000	98,664,062
3.125% 8/31/29		100,000,000	99,015,625
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,537,930,749)			5,753,022,926

U.S. Government Agency - Mortgage Securities - 14.3%
Fannie Mae - 3.6%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (f)(g)		6,730	6,775
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (f)(g)		7,184	7,262
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (f)(g)		2,307	2,348
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (f)(g)		5,336	5,469
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (f)(g)		7,427	7,507
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (f)(g)		9,904	10,013
12 month U.S. LIBOR + 1.620% 2.553% 5/1/35 (f)(g)		13,843	14,124
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (f)(g)		6,555	6,702
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (f)(g)		4,081	4,150
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (f)(g)		10,110	10,359
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (f)(g)		11,835	12,071
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (f)(g)		13,717	14,009
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (f)(g)		14,404	14,652
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (f)(g)		11,341	11,615
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (f)(g)		4,980	5,049
12 month U.S. LIBOR + 1.750% 2.579% 8/1/41 (f)(g)		20,335	20,863
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)		10,286	10,432
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (f)(g)		49,962	50,812
12 month U.S. LIBOR + 1.800% 2.498% 12/1/40 (f)(g)		495,162	506,866
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (f)(g)		8,502	8,703
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (f)(g)		11,466	11,652
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)		4,633	4,759
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (f)(g)		22,243	22,608
12 month U.S. LIBOR + 1.810% 4.008% 7/1/41 (f)(g)		10,035	10,306
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)		8,892	9,062
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)		4,374	4,404
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (f)(g)		10,056	10,343
6 month U.S. LIBOR + 1.500% 2.736% 1/1/35 (f)(g)		22,294	22,668
6 month U.S. LIBOR + 1.530% 2.258% 12/1/34 (f)(g)		2,860	2,903
6 month U.S. LIBOR + 1.530% 2.44% 3/1/35 (f)(g)		4,157	4,224
6 month U.S. LIBOR + 1.550% 2.387% 10/1/33 (f)(g)		1,437	1,473
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (f)(g)		2,223	2,287
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (f)(g)		408	418
6 month U.S. LIBOR + 1.960% 2.434% 9/1/35 (f)(g)		2,999	3,082
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.643% 10/1/33 (f)(g)		20,570	21,193
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (f)(g)		4,184	4,281
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(g)		16,505	17,017
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (f)(g)		8,681	8,954
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.147% 7/1/34 (f)(g)		18,789	19,354
1.5% 11/1/40 to 11/1/51 (l)		19,281,442	16,299,793
2% 10/1/35 to 3/1/52		167,227,991	145,402,208
2.5% 5/1/31 to 3/1/52		221,381,897	200,463,220
3% 1/1/32 to 5/1/52		133,725,977	125,893,599
3.5% 9/1/37 to 3/1/52		69,091,904	66,663,699
4% 3/1/36 to 6/1/52		53,935,100	53,628,565
4.5% to 4.5% 6/1/33 to 7/1/52		50,893,597	51,695,454
5% 11/1/22 to 2/1/49		20,103,076	20,768,034
5.258% 8/1/41 (f)		368,214	379,109
5.5% 12/1/23		278	279
6% to 6% 9/1/29 to 1/1/42		1,533,821	1,640,728
6.5% 7/1/23 to 4/1/37		630,370	674,866
6.645% 2/1/39 (f)		211,983	220,981
7% to 7% 4/1/23 to 7/1/37		128,884	137,963
7.5% to 7.5% 6/1/25 to 11/1/31		61,249	65,052
8% 3/1/37		3,692	4,168

TOTAL FANNIE MAE			684,848,487

Freddie Mac - 2.5%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (f)(g)		6,155	6,147
12 month U.S. LIBOR + 1.370% 1.634% 3/1/36 (f)(g)		26,792	26,918
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (f)(g)		15,578	15,671
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (f)(g)		221,547	224,249
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)		70,771	72,176
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (f)(g)		49,212	50,367
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (f)(g)		10,460	10,666
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)		6,871	7,014
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (f)(g)		1,723	1,755
12 month U.S. LIBOR + 1.900% 3.058% 10/1/42 (f)(g)		53,629	54,878
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (f)(g)		13,652	13,909
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (f)(g)		14,161	14,477
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (f)(g)		17,862	18,284
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (f)(g)		4,549	4,668
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (f)(g)		9,016	9,120
12 month U.S. LIBOR + 2.030% 2.158% 3/1/33 (f)(g)		201	204
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (f)(g)		13,760	14,121
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (f)(g)		20,588	20,957
6 month U.S. LIBOR + 1.120% 2.029% 8/1/37 (f)(g)		10,006	10,008
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (f)(g)		473	486
6 month U.S. LIBOR + 1.880% 2.534% 10/1/36 (f)(g)		29,250	29,828
6 month U.S. LIBOR + 1.990% 3% 10/1/35 (f)(g)		12,688	12,962
6 month U.S. LIBOR + 2.020% 3.414% 6/1/37 (f)(g)		6,656	6,872
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (f)(g)		4,945	5,136
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.86% 6/1/33 (f)(g)		19,421	19,787
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.227% 6/1/33 (f)(g)		39,046	39,819
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.981% 3/1/35 (f)(g)		77,535	79,776
1.5% 12/1/40 to 10/1/51		17,552,498	14,549,948
2% 8/1/35 to 2/1/52 (k)(l)		144,957,648	125,652,855
2.5% 2/1/30 to 2/1/52		115,950,470	104,767,727
3% 4/1/32 to 4/1/52 (n)		74,782,067	70,001,404
3.5% 1/1/32 to 3/1/52 (j)(k)(l)		96,568,553	93,851,742
3.5% 8/1/47		25,809	24,956
4% 5/1/37 to 5/1/48		58,187,818	58,006,946
4% 4/1/48		22,006	21,761
4.5% 6/1/25 to 12/1/48		12,247,938	12,448,718
5% 8/1/33 to 7/1/41		2,715,192	2,815,886
6% 1/1/23 to 12/1/37		282,031	300,315
6.5% 5/1/26 to 9/1/39		324,747	352,543
7% 3/1/26 to 9/1/36		138,573	149,641
7.5% 1/1/27 to 11/1/31		989	1,066
8% 7/1/24 to 4/1/32		2,972	3,218
8.5% 12/1/22 to 1/1/28		2,166	2,299

TOTAL FREDDIE MAC			483,721,280

Ginnie Mae - 3.1%
3.5% 9/20/40 to 5/20/50 (j)		33,411,780	32,666,115
4% 5/20/33 to 5/20/49		32,842,122	32,745,372
4.5% 6/20/33 to 8/15/41		6,052,005	6,173,175
5% 12/15/32 to 4/20/48		6,555,615	6,809,910
5.5% 7/15/33 to 9/15/39		193,016	203,312
6% to 6% 10/15/30 to 11/15/39		76,665	81,581
7% to 7% 11/15/22 to 3/15/33		145,006	154,295
7.5% to 7.5% 11/15/22 to 9/15/31		31,975	33,514
8% 12/15/23 to 11/15/29		6,449	6,740
8.5% 11/15/27 to 1/15/31		2,419	2,633
2% 9/1/52 (n)		59,000,000	52,127,491
2% 9/1/52 (n)		11,900,000	10,513,850
2% 9/1/52 (n)		11,900,000	10,513,850
2% 9/1/52 (n)		12,750,000	11,264,839
2% 9/1/52 (n)		12,750,000	11,264,839
2% 9/1/52 (n)		22,200,000	19,614,073
2% 9/1/52 (n)		12,300,000	10,867,257
2% 9/1/52 (n)		9,750,000	8,614,289
2% 9/1/52 (n)		7,850,000	6,935,607
2% 9/1/52 (n)		2,300,000	2,032,089
2% 10/1/52 (n)		53,100,000	46,904,372
2% 10/1/52 (n)		26,550,000	23,452,186
2% 10/1/52 (n)		18,600,000	16,429,780
2.5% 7/20/51 to 12/20/51		20,917,141	19,165,217
2.5% 9/1/52 (n)		26,750,000	24,390,548
2.5% 9/1/52 (n)		2,450,000	2,233,901
2.5% 9/1/52 (n)		24,750,000	22,566,956
2.5% 9/1/52 (n)		12,350,000	11,260,683
2.5% 9/1/52 (n)		12,450,000	11,351,863
2.5% 9/1/52 (n)		11,750,000	10,713,605
2.5% 9/1/52 (n)		13,275,000	12,104,095
2.5% 10/1/52 (n)		50,000,000	45,576,135
3% 5/20/42 to 10/20/51		40,374,580	38,168,936
3% 9/1/52 (n)		7,300,000	6,851,354
3% 9/1/52 (n)		9,900,000	9,291,563
3% 9/1/52 (n)		4,950,000	4,645,781
3% 9/1/52 (n)		7,425,000	6,968,672
3% 9/1/52 (n)		7,425,000	6,968,672
3% 9/1/52 (n)		8,525,000	8,001,068
3% 10/1/52 (n)		12,100,000	11,348,320
3% 10/1/52 (n)		7,250,000	6,799,613
3.5% 9/1/52 (n)		38,100,000	36,733,494
6.5% 3/20/31 to 6/15/37		56,303	60,650

TOTAL GINNIE MAE			604,612,295

Uniform Mortgage Backed Securities - 5.1%
1.5% 9/1/37 (n)		9,900,000	8,892,415
1.5% 9/1/37 (n)		20,200,000	18,144,119
1.5% 10/1/37 (n)		9,750,000	8,758,823
1.5% 10/1/37 (n)		7,300,000	6,557,888
1.5% 9/1/52 (n)		44,000,000	36,049,253
1.5% 9/1/52 (n)		10,400,000	8,520,732
1.5% 9/1/52 (n)		3,800,000	3,113,345
1.5% 9/1/52 (n)		8,900,000	7,291,781
2% 9/1/37 (n)		42,800,000	39,438,197
2% 9/1/37 (n)		15,050,000	13,867,871
2% 9/1/37 (n)		17,750,000	16,355,794
2% 9/1/37 (n)		7,525,000	6,933,935
2% 9/1/37 (n)		4,900,000	4,515,121
2% 9/1/37 (n)		4,900,000	4,515,121
2% 9/1/37 (n)		5,300,000	4,883,702
2% 10/1/37 (n)		17,550,000	16,168,761
2% 10/1/37 (n)		8,800,000	8,107,413
2% 10/1/37 (n)		8,800,000	8,107,413
2% 9/1/52 (n)		7,200,000	6,195,941
2% 9/1/52 (n)		3,600,000	3,097,970
2% 9/1/52 (n)		41,800,000	35,970,877
2% 9/1/52 (n)		42,450,000	36,530,233
2% 9/1/52 (n)		54,050,000	46,512,582
2% 9/1/52 (n)		35,900,000	30,893,648
2% 9/1/52 (n)		37,050,000	31,883,277
2% 9/1/52 (n)		25,350,000	21,814,874
2% 9/1/52 (n)		15,000,000	12,908,210
2% 9/1/52 (n)		8,100,000	6,970,433
2% 9/1/52 (n)		5,700,000	4,905,120
2% 9/1/52 (n)		9,500,000	8,175,199
2% 10/1/52 (n)		63,150,000	54,328,760
2% 10/1/52 (n)		37,850,000	32,562,843
2% 10/1/52 (n)		56,800,000	48,865,773
2.5% 9/1/37 (n)		12,750,000	12,056,712
2.5% 9/1/37 (n)		8,450,000	7,990,527
2.5% 9/1/37 (n)		8,500,000	8,037,808
2.5% 9/1/52 (n)		3,600,000	3,215,251
2.5% 9/1/52 (n)		15,400,000	13,754,128
2.5% 9/1/52 (n)		39,000,000	34,831,883
2.5% 9/1/52 (n)		40,450,000	36,126,914
2.5% 9/1/52 (n)		16,900,000	15,093,816
2.5% 9/1/52 (n)		17,750,000	15,852,972
3% 9/1/52 (n)		35,550,000	32,897,647
3% 9/1/52 (n)		25,550,000	23,643,738
3% 9/1/52 (n)		20,350,000	18,831,705
3.5% 9/1/52 (n)		11,400,000	10,867,406
3.5% 9/1/52 (n)		11,350,000	10,819,742
3.5% 9/1/52 (n)		11,225,000	10,700,581
4% 9/1/52 (n)		5,200,000	5,074,466
4% 9/1/52 (n)		23,200,000	22,639,926
4% 9/1/52 (n)		18,150,000	17,711,839
4.5% 9/1/52 (n)		9,500,000	9,441,370
4.5% 9/1/52 (n)		1,500,000	1,490,743
4.5% 9/1/52 (n)		1,550,000	1,540,434
4.5% 9/1/52 (n)		1,550,000	1,540,434
4.5% 9/1/52 (n)		16,600,000	16,497,551
5% 9/1/52 (n)		5,400,000	5,448,940
5% 9/1/52 (n)		5,200,000	5,247,128
5% 9/1/52 (n)		14,500,000	14,631,414
5.5% 9/1/52 (n)		5,500,000	5,624,303
5.5% 9/1/52 (n)		3,750,000	3,834,752
5.5% 9/1/52 (n)		3,750,000	3,834,752
5.5% 9/1/52 (n)		7,450,000	7,618,374
5.5% 9/1/52 (n)		5,150,000	5,266,393

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			984,001,073

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,899,017,661)			2,757,183,135

Asset-Backed Securities - 5.7%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$4,954,412	$3,336,432
Series 2019-1 Class A, 3.844% 5/15/39 (d)		5,052,804	3,499,067
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		10,679,728	7,812,712
Class B, 4.458% 10/16/39 (c)(d)		2,087,167	1,001,882
Series 2021-1A Class A, 2.95% 11/16/41 (d)		11,613,513	9,687,792
Series 2021-2A Class A, 2.798% 1/15/47 (d)		22,464,862	18,739,062
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (d)		40,812,192	39,535,465
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)		4,265,241	4,235,147
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (d)(f)(g)		7,740,000	7,603,675
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (d)(f)(g)		8,253,000	8,053,071
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/34 (d)(f)(g)		19,226,000	18,665,677
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (d)(f)(g)		11,745,000	11,515,174
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (d)(f)(g)		9,447,000	9,165,243
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/16/27		8,400,000	8,368,101
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		261,000	265,086
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		595,000	597,927
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		611,000	620,127
Class XS, 0% 10/17/52 (c)(d)(f)(o)		410,363	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		3,362,140	2,777,330
Class B, 4.335% 1/16/40 (d)		635,959	278,214
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (d)(f)(g)		11,120,000	10,934,318
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (d)(f)(g)		15,787,000	15,350,600
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (d)(f)(g)		12,053,000	11,784,399
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (d)(f)(g)		16,982,000	16,392,011
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (d)(f)(g)		27,261,000	26,547,716
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (d)(f)(g)		8,452,000	8,275,463
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (d)(f)(g)		8,291,000	8,098,218
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 3.803% 4/25/34 (d)(f)(g)		14,004,000	13,640,764
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (d)(f)(g)		15,650,000	15,404,013
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 3.7808% 1/17/35 (d)(f)(g)		17,449,000	16,918,498
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (d)(f)(g)		12,522,000	12,209,889
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		11,259,375	9,950,631
Class AA, 2.487% 12/16/41 (d)(f)		1,156,716	1,080,170
Series 2021-1A Class A, 2.443% 7/15/46 (d)		15,626,313	13,233,426
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (d)(f)(g)		12,924,532	12,786,330
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		8,154,761	7,280,326
Class B, 5.095% 4/15/39 (d)		4,356,038	3,450,938
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)		5,149,794	4,628,936
Series 2021-1A Class A, 3.474% 1/15/46 (d)		3,223,227	2,863,934
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (d)(f)(g)		10,997,000	10,799,879
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (d)(f)(g)		16,187,000	15,755,131
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (d)(f)(g)		7,745,000	7,519,690
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (d)(f)(g)		11,637,000	11,241,400
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (d)(f)(g)		12,599,000	12,225,188
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.7937% 10/25/37 (d)(f)(g)		1,142,174	1,138,448
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (d)(f)(g)		24,335,000	23,589,449
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (d)(f)(g)		17,433,000	17,109,287
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (d)(f)(g)		20,650,000	20,048,920
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.8138% 1/28/40 (c)(d)(f)(g)		211,708	21
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)		10,198,445	9,574,382
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)		214,000	176,139
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)		557,000	498,006
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (d)(f)(g)		9,084,000	8,778,051
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (d)(f)(g)		15,808,000	15,436,939
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (d)(f)(g)		11,752,000	11,569,703
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (d)(f)(g)		8,700,000	8,521,920
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (d)(f)(g)		11,160,000	10,891,836
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (d)(f)(g)		6,539,000	6,361,460
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (d)(f)(g)		6,808,000	6,678,580
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (d)(f)(g)		15,072,000	14,739,557
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (d)(f)(g)		3,200,000	3,133,699
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)		4,236,041	4,100,081
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)		420,000	391,082
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)		265,000	226,705
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (d)(f)(g)		8,589,000	8,342,358
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (d)(f)(g)		12,500,000	12,207,413
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (d)(f)(g)		19,341,000	18,942,885
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)		493,542	426,544
Series 2021-2 Class G, 4.505% 12/17/26 (d)		2,275,694	1,966,136
Series 2021-3 Class F, 4.242% 1/17/41 (d)		336,487	291,413
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		4,783,348	4,162,261
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		4,877,609	4,248,378
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (d)(f)(g)		8,865,000	8,597,295
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (d)(f)(g)		21,121,000	20,406,878
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (d)(f)(g)		7,620,000	7,480,531
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (d)(f)(g)		9,093,855	8,982,310
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (d)(f)(g)		16,420,000	16,068,119
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (d)(f)(g)		17,793,000	17,298,337
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (d)(f)(g)		8,675,000	8,444,037
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 3.959% 1/22/31 (d)(f)(g)		3,536,000	3,428,269
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (d)(f)(g)		2,957,000	2,889,273
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (d)(f)(g)		15,155,000	14,806,329
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 3.7299% 4/20/34 (d)(f)(g)		11,245,000	10,994,563
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (d)(f)(g)		10,754,000	10,491,430
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (d)(f)(g)		14,050,000	13,793,686
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (d)(f)(g)		18,774,000	18,476,789
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.6887% 1/25/36 (f)(g)		185,705	184,441
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (d)(f)(g)		12,426,000	12,156,791
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		20,380,938	19,668,033
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		9,538,425	8,135,027
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)		10,527,615	9,473,432
Class A2II, 4.008% 12/5/51 (d)		9,407,423	7,807,991
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)		800,000	753,050
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)		797,000	761,447
Series 2022-SFR5 Class E2, 6.863% 6/17/39 (d)		870,000	860,649
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)		315,000	305,147
Class G, 4.116% 9/17/36 (d)		263,000	255,372
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,082,000	1,045,110
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		378,000	354,140
Class H, 5.268% 4/17/37 (d)		105,000	99,726
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		273,000	264,726
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)		401,000	350,654
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)		315,000	278,408
Class G, 4.003% 7/17/38 (d)		168,000	149,360
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)		203,000	175,483
Class G, 4.005% 10/17/38 (d)		1,347,000	1,162,977
Series 2022-SFR2 Class E2, 4.8% 4/17/27		688,000	624,365
Series 2022-SFR5 Class E1, 6.618% 6/17/39 (d)		519,000	513,416
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		9,222,230	7,874,944
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (d)(f)(g)		15,987,000	15,639,810
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (d)(f)(g)		17,526,000	16,972,792
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		9,671,711	8,385,365
Class B, 4.335% 3/15/40 (d)		1,071,663	695,674
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		12,474,000	11,924,933
1.884% 7/15/50 (d)		4,985,000	4,492,099
2.328% 7/15/52 (d)		3,812,000	3,324,751
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 6.797% 5/17/24 (d)(f)(g)		1,616,000	1,593,263
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 4.032% 7/20/30 (d)(f)(g)		2,788,000	2,762,741
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (d)(f)(g)		18,277,000	17,576,826
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 3.7003% 4/16/31 (d)(f)(g)		7,718,000	7,597,823
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (d)(f)(g)		1,661,000	1,626,763
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 3.7176% 4/19/34 (d)(f)(g)		14,155,000	13,755,744
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (d)(f)(g)		26,688,000	25,977,912
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.3323% 12/5/36 (c)(d)(f)(g)		393,854	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (f)(g)		7,722	7,744
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		5,677,761	4,931,192
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)		9,614,406	8,440,925
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		14,342,099	12,301,018
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6794% 3/25/58 (d)(f)		2,353,967	2,269,148
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8817% 4/6/42 (d)(f)(g)		934,000	696,348
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		525,000	491,397
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		151,000	143,537
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)		1,081,000	1,027,253
Class E2, 5.739% 4/17/39 (d)		1,344,000	1,277,792
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)		168,000	146,814
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)		288,372	285,963
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (d)(f)(g)		13,214,000	12,981,024
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (d)(f)(g)		8,182,000	7,970,438
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (d)(f)(g)		16,805,000	16,340,896
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (d)(f)(g)		17,432,000	16,948,332
TOTAL ASSET-BACKED SECURITIES
(Cost $1,145,173,917)			1,091,679,591

Collateralized Mortgage Obligations - 0.7%
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)		4,712,229	4,156,219
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)		5,514,542	5,289,450
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)		5,646,369	5,523,556
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)		7,302,756	6,971,230
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)		3,890,144	3,833,189
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)		166,085	163,125
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (d)(f)		1,749	263
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.819% 5/27/37 (d)(f)(g)		578,397	566,983
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)		87,210	9
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)		17,828,288	16,599,259
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (d)		2,708,929	2,525,370
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (d)		2,594,659	2,407,672
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		3,399,225	3,236,331
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (f)(g)		1,788	1,640
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0837% 9/25/43 (f)(g)		868,710	829,252
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)		15,887,682	15,017,221

TOTAL PRIVATE SPONSOR			67,120,769

U.S. Government Agency - 0.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2437% 2/25/32 (f)(g)		2,828	2,868
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.377% 3/18/32 (f)(g)		5,328	5,428
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4437% 4/25/32 (f)(g)		6,195	6,322
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4437% 10/25/32 (f)(g)		7,651	7,800
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1937% 1/25/32 (f)(g)		2,794	2,828
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6563% 12/25/33 (f)(o)(p)		103,810	17,845
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2363% 11/25/36 (f)(o)(p)		74,338	8,499
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		34	34
Series 1993-207 Class H, 6.5% 11/25/23		8,480	8,521
Series 1996-28 Class PK, 6.5% 7/25/25		3,492	3,514
Series 1999-17 Class PG, 6% 4/25/29		31,162	32,105
Series 1999-32 Class PL, 6% 7/25/29		36,051	37,223
Series 1999-33 Class PK, 6% 7/25/29		26,719	27,575
Series 2001-52 Class YZ, 6.5% 10/25/31		4,067	4,172
Series 2003-28 Class KG, 5.5% 4/25/23		2,054	2,058
Series 2005-102 Class CO 11/25/35 (q)		18,828	16,230
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.1964% 8/25/35 (f)(p)		4,440	4,796
Series 2005-81 Class PC, 5.5% 9/25/35		53,114	55,377
Series 2006-12 Class BO 10/25/35 (q)		85,975	74,685
Series 2006-15 Class OP 3/25/36 (q)		99,860	85,938
Series 2006-37 Class OW 5/25/36 (q)		10,014	8,064
Series 2006-45 Class OP 6/25/36 (q)		31,566	25,539
Series 2006-62 Class KP 4/25/36 (q)		51,436	42,892
Series 2012-149:
Class DA, 1.75% 1/25/43		966,528	897,777
Class GA, 1.75% 6/25/42		1,040,243	964,247
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		6,787	7,064
Series 1999-25 Class Z, 6% 6/25/29		29,931	30,639
Series 2001-20 Class Z, 6% 5/25/31		36,034	37,295
Series 2001-31 Class ZC, 6.5% 7/25/31		18,880	19,529
Series 2002-16 Class ZD, 6.5% 4/25/32		12,951	13,275
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1063% 11/25/32 (f)(o)(p)		37,510	2,102
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		95,918	3,775
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1963% 12/25/36 (f)(o)(p)		49,225	7,618
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9963% 5/25/37 (f)(o)(p)		25,583	3,692
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.8877% 9/25/23 (f)(p)		381	387
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6563% 3/25/33 (f)(o)(p)		6,454	933
Series 2005-72 Class ZC, 5.5% 8/25/35		406,435	422,359
Series 2005-79 Class ZC, 5.9% 9/25/35		309,528	322,887
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.9577% 6/25/37 (f)(p)		23,276	33,454
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (f)(p)		34,638	51,533
Class SB, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (f)(p)		10,960	14,038
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 4.1013% 8/25/37 (f)(o)(p)		1,028,595	132,654
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9063% 3/25/38 (f)(o)(p)		171,893	20,943
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6063% 12/25/40 (f)(o)(p)		176,782	17,615
Class ZA, 4.5% 12/25/40		497,818	523,717
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		57,127	1,836
Series 2010-150 Class ZC, 4.75% 1/25/41		923,395	954,682
Series 2010-95 Class ZC, 5% 9/25/40		2,137,369	2,231,077
Series 2011-39 Class ZA, 6% 11/25/32		122,547	128,131
Series 2011-4 Class PZ, 5% 2/25/41		300,441	303,544
Series 2011-67 Class AI, 4% 7/25/26 (o)		17,328	551
Series 2011-83 Class DI, 6% 9/25/26 (o)		445	4
Series 2012-100 Class WI, 3% 9/25/27 (o)		496,923	27,077
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2063% 12/25/30 (f)(o)(p)		69,717	1,074
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1063% 6/25/41 (f)(o)(p)		50,417	945
Series 2013-133 Class IB, 3% 4/25/32 (o)		172,187	6,113
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6063% 1/25/44 (f)(o)(p)		150,633	18,039
Series 2013-51 Class GI, 3% 10/25/32 (o)		647,598	42,810
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2763% 6/25/35 (f)(o)(p)		145,253	14,762
Series 2015-42 Class IL, 6% 6/25/45 (o)		988,990	180,792
Series 2015-70 Class JC, 3% 10/25/45		861,025	832,516
Series 2017-30 Class AI, 5.5% 5/25/47(o)		578,706	108,424
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)		26,264	4,500
Series 343 Class 16, 5.5% 5/25/34 (o)		24,029	4,116
Series 348 Class 14, 6.5% 8/25/34 (f)(o)		16,710	3,441
Series 351:
Class 12, 5.5% 4/25/34 (f)(o)		10,376	1,837
Class 13, 6% 3/25/34 (o)		15,484	2,967
Series 359 Class 19, 6% 7/25/35 (f)(o)		8,920	1,742
Series 384 Class 6, 5% 7/25/37 (o)		102,563	18,053
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.191% 1/15/32 (f)(g)		2,107	2,138
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (f)(g)		3,266	3,323
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.391% 3/15/32 (f)(g)		3,052	3,111
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.291% 6/15/31 (f)(g)		5,664	5,752
Class FG, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (f)(g)		1,827	1,858
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.641% 5/15/37 (f)(g)		127,744	127,006
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		39,418	40,750
Series 2101 Class PD, 6% 11/15/28		3,276	3,387
Series 2121 Class MG, 6% 2/15/29		16,025	16,564
Series 2131 Class BG, 6% 3/15/29		116,079	120,108
Series 2137 Class PG, 6% 3/15/29		17,828	18,440
Series 2154 Class PT, 6% 5/15/29		30,993	32,065
Series 2162 Class PH, 6% 6/15/29		6,392	6,595
Series 2520 Class BE, 6% 11/15/32		52,197	54,782
Series 2693 Class MD, 5.5% 10/15/33		480,937	482,911
Series 2802 Class OB, 6% 5/15/34		44,480	46,099
Series 3002 Class NE, 5% 7/15/35		119,094	121,632
Series 3110 Class OP 9/15/35 (q)		37,925	34,782
Series 3119 Class PO 2/15/36 (q)		122,301	100,281
Series 3121 Class KO 3/15/36 (q)		18,674	15,578
Series 3123 Class LO 3/15/36 (q)		68,764	56,827
Series 3145 Class GO 4/15/36 (q)		73,450	61,035
Series 3189 Class PD, 6% 7/15/36		102,031	107,902
Series 3225 Class EO 10/15/36 (q)		36,861	29,884
Series 3258 Class PM, 5.5% 12/15/36		46,015	48,025
Series 3415 Class PC, 5% 12/15/37		48,338	49,070
Series 3806 Class UP, 4.5% 2/15/41		221,196	220,109
Series 3832 Class PE, 5% 3/15/41		470,560	480,920
Series 4135 Class AB, 1.75% 6/15/42		781,098	728,625
sequential payer:
Series 2135 Class JE, 6% 3/15/29		7,773	8,041
Series 2274 Class ZM, 6.5% 1/15/31		11,293	11,675
Series 2281 Class ZB, 6% 3/15/30		22,118	22,838
Series 2303 Class ZV, 6% 4/15/31		11,619	12,039
Series 2357 Class ZB, 6.5% 9/15/31		89,013	93,307
Series 2502 Class ZC, 6% 9/15/32		21,500	22,552
Series 2519 Class ZD, 5.5% 11/15/32		31,558	32,819
Series 2546 Class MJ, 5.5% 3/15/23		1,467	1,472
Series 2601 Class TB, 5.5% 4/15/23		667	669
Series 2998 Class LY, 5.5% 7/15/25		12,368	12,647
Series 3871 Class KB, 5.5% 6/15/41		757,177	800,057
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.209% 2/15/36 (f)(o)(p)		34,197	3,773
Series 2013-4281 Class AI, 4% 12/15/28 (o)		133,372	3,409
Series 2017-4683 Class LM, 3% 5/15/47		1,366,398	1,319,203
Series 2933 Class ZM, 5.75% 2/15/35		639,810	678,635
Series 2935 Class ZK, 5.5% 2/15/35		507,710	532,006
Series 2947 Class XZ, 6% 3/15/35		207,743	218,931
Series 2996 Class ZD, 5.5% 6/15/35		444,772	465,008
Series 3237 Class C, 5.5% 11/15/36		574,062	591,040
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.269% 11/15/36 (f)(o)(p)		155,467	20,956
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.359% 3/15/37 (f)(o)(p)		234,022	36,306
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.369% 4/15/37 (f)(o)(p)		334,305	46,116
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.189% 6/15/37 (f)(o)(p)		108,084	13,326
Series 3949 Class MK, 4.5% 10/15/34		84,840	85,656
Series 4055 Class BI, 3.5% 5/15/31 (o)		182,587	6,392
Series 4149 Class IO, 3% 1/15/33 (o)		344,844	29,763
Series 4314 Class AI, 5% 3/15/34 (o)		57,666	2,278
Series 4427 Class LI, 3.5% 2/15/34 (o)		526,738	39,978
Series 4471 Class PA 4% 12/15/40		440,830	437,460
target amortization class Series 2156 Class TC, 6.25% 5/15/29		16,126	16,601
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8991% 2/15/24 (f)(g)		2,280	2,285
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		12,816	13,214
Series 2056 Class Z, 6% 5/15/28		31,519	32,557
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		1,069,921	1,073,956
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		2,814,399	2,765,806
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3031% 6/16/37 (f)(o)(p)		64,265	8,235
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8497% 3/20/60 (f)(g)(r)		800,997	797,352
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 7/20/60 (f)(g)(r)		122,051	120,851
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0976% 9/20/60 (f)(g)(r)		150,974	149,496
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0976% 8/20/60 (f)(g)(r)		125,813	124,617
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.1776% 12/20/60 (f)(g)(r)		320,669	317,957
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 12/20/60 (f)(g)(r)		312,350	310,558
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 2/20/61 (f)(g)(r)		306,366	304,583
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2876% 2/20/61 (f)(g)(r)		476,332	473,625
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 4/20/61 (f)(g)(r)		288,001	286,251
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (f)(g)(r)		451,110	448,509
Class FC, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (f)(g)(r)		336,036	334,000
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3276% 6/20/61 (f)(g)(r)		395,492	393,411
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 10/20/61 (f)(g)(r)		793,813	790,450
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 11/20/61 (f)(g)(r)		432,979	431,755
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 1/20/62 (f)(g)(r)		263,790	263,074
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 1/20/62 (f)(g)(r)		387,995	386,450
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 3/20/62 (f)(g)(r)		229,486	228,621
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (f)(g)(r)		8,407	8,375
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.3176% 10/20/62 (f)(g)(r)		190,088	189,035
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.1576% 3/20/63 (f)(g)(r)		338,912	335,964
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 1/20/64 (f)(g)(r)		282,974	281,849
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3976% 12/20/63 (f)(g)(r)		1,251,426	1,247,052
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2976% 6/20/64 (f)(g)(r)		1,532,178	1,523,287
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.2976% 9/20/64 (f)(g)(r)		5,170,685	5,140,245
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1976% 12/20/62 (f)(g)(r)		18,010	17,788
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 2.7681% 1/20/49 (f)(g)		2,434,579	2,441,152
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 2.8681% 10/20/49 (f)(g)		749,098	749,346
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.8181% 2/20/49 (f)(g)		1,521,719	1,531,688
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2637% 12/20/40 (f)(p)		892,592	812,876
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		24,838	1,704
Series 2016-69 Class WA, 3% 2/20/46		786,658	752,901
Series 2017-134 Class BA, 2.5% 11/20/46		1,108,322	1,055,009
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		181,230	182,560
Series 2010-160 Class DY, 4% 12/20/40		1,745,683	1,705,505
Series 2010-170 Class B, 4% 12/20/40		389,834	381,029
Series 2017-139 Class BA, 3% 9/20/47		3,619,707	3,461,564
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1131% 5/16/34 (f)(o)(p)		37,845	3,687
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8131% 8/17/34 (f)(o)(p)		36,388	5,045
Series 2010-116 Class QB, 4% 9/16/40		3,961,562	3,934,029
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 5/20/60 (f)(g)(r)		381,914	378,457
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7319% 7/20/41 (f)(o)(p)		150,340	16,107
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3131% 6/16/42 (f)(o)(p)		140,372	16,656
Series 2013-149 Class MA, 2.5% 5/20/40		1,485,804	1,440,446
Series 2014-2 Class BA, 3% 1/20/44		2,208,658	2,090,278
Series 2014-21 Class HA, 3% 2/20/44		803,513	762,834
Series 2014-25 Class HC, 3% 2/20/44		1,402,183	1,325,137
Series 2014-5 Class A, 3% 1/20/44		1,199,524	1,135,651
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		12,032	11,501
Series 2017-186 Class HK, 3% 11/16/45		1,970,559	1,873,934
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (f)(g)(r)		3,337,139	3,315,684

TOTAL U.S. GOVERNMENT AGENCY			65,667,379

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $137,650,336)			132,788,148

Commercial Mortgage Securities - 4.7%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 7.391% 4/15/34 (d)(f)(g)		578,000	487,161
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 5.491% 4/15/35 (d)(f)(g)		397,000	367,157
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 4.691% 6/15/35 (d)(f)(g)		172,000	164,750
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 5.591% 3/15/34 (d)(f)(g)		567,000	538,354
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 4.341% 4/15/36 (d)(f)(g)		1,045,000	1,005,310
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 6.141% 9/15/38 (d)(f)(g)		627,000	584,573
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (d)(f)(g)		9,488,000	9,258,123
Class B, CME Term SOFR 1 Month Index + 1.550% 3.858% 1/15/39 (d)(f)(g)		1,792,000	1,739,079
Class C, CME Term SOFR 1 Month Index + 2.150% 4.458% 1/15/39 (d)(f)(g)		1,279,000	1,233,319
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		6,400,000	5,972,284
Class ANM, 3.112% 11/5/32 (d)		7,809,000	7,274,449
Series 2015-200P Class F, 3.7157% 4/14/33 (d)(f)		455,000	407,303
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		1,753,000	1,572,270
Class CNM, 3.8425% 11/5/32 (d)(f)		725,000	617,985
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52		1,355,000	1,226,055
Series 2021-BN35 Class A5, 2.285% 6/15/64		1,500,000	1,268,445
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)		531,000	352,658
Class E, 2.5% 6/15/55 (d)		416,000	253,431
Series 2022-BNK43 Class A5, 4.399% 8/15/55		8,000,000	8,017,641
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		782,000	640,335
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		455,000	354,444
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		960,000	712,092
Class E, 2.8% 11/15/50 (d)		609,000	369,642
Series 2018-BN12 Class D, 3% 5/15/61 (d)		487,000	350,770
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		430,000	313,878
Class E, 3% 11/15/61 (d)		430,000	292,220
Series 2019-BN18 Class D, 3% 5/15/62 (d)		648,000	489,291
Series 2019-BN19 Class D, 3% 8/15/61 (d)		946,000	679,213
Series 2020-BN25 Class C, 3.4675% 1/15/63 (f)		775,000	637,442
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		243,000	171,208
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		252,000	162,685
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		294,000	188,412
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)		189,000	121,122
Class MCDG, 3.0155% 12/15/53 (f)		2,104,000	1,433,955
Series 2021-BN38 Class C, 3.3242% 12/15/64 (f)		146,000	116,078
Series 2022-BNK43 Class D, 3% 8/15/55 (d)		994,000	677,137
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)		347,000	311,383
Class D, 3.25% 2/15/50 (d)		675,000	541,023
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (d)		903,000	740,687
Class XA, 1.9141% 7/15/49 (f)(o)		9,191,667	443,847
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)		188,000	133,514
BBCMS Series 2022-C15 Class C, 3.959% 4/15/55 (f)		129,000	106,953
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)		830,000	523,428
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (d)(f)		483,000	403,136
Class E, 3.7292% 8/14/36 (d)(f)		363,000	285,438
Series 2019-C3 Class C, 4.178% 5/15/52		273,000	242,177
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		348,000	229,601
Series 2020-C7 Class D, 3.7171% 4/15/53 (d)(f)		210,000	152,843
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 7.025% 6/15/38 (d)(f)(g)		597,000	534,141
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		1,536,000	1,510,354
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)		399,000	339,493
Class 225E, 3.4041% 12/15/62 (d)(f)		269,000	226,393
Series 2020-B20 Class E, 2% 10/15/53 (d)		588,000	357,520
Series 2018-B6 Class D, 3.2592% 10/10/51 (d)(f)		613,000	471,205
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)		351,000	268,704
Class E, 3% 5/15/53 (d)(f)		351,000	250,952
Series 2019-B13 Class D, 2.5% 8/15/57 (d)		672,000	479,719
Series 2019-B14 Class XA, 0.9053% 12/15/62 (f)(o)		16,812,600	582,893
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (d)(f)		1,113,000	904,984
Class D, 2.25% 7/15/53 (d)		777,000	526,930
Series 2020-B21:
Class D, 2% 12/17/53 (d)		446,000	297,124
Class E, 2% 12/17/53 (d)		420,000	253,182
Series 2020-B22 Class E, 2% 1/15/54 (d)		502,000	305,664
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (d)(f)		315,000	250,829
Class D, 3.4028% 9/15/48 (d)(f)		1,503,000	863,754
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)		789,000	573,714
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (d)(f)		850,000	625,646
Class 300E, 2.9942% 4/15/54 (d)(f)		282,000	201,804
Series 2022-B35:
Class C, 4.4457% 5/15/55 (f)		719,000	624,973
Class D, 2.5% 5/15/55 (d)		949,000	605,573
Series 2022-B36 Class D, 2.5% 7/15/55 (d)		712,000	461,812
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 7.241% 10/15/35 (d)(f)(g)		558,000	510,763
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (d)(f)(g)		6,971,000	6,896,510
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 5.329% 8/15/36 (d)(f)(g)		319,900	297,908
BMO Mortgage Trust Series 2022-C1:
Class 360D, 4.0699% 2/15/42 (d)(f)		441,000	323,659
Class 360E, 4.0699% 2/15/42 (d)(f)		546,000	412,122
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (d)(f)(g)		32,831,000	32,338,479
Class B, CME Term SOFR 1 Month Index + 2.440% 4.7544% 4/15/37 (d)(f)(g)		10,615,000	10,415,785
Class D, CME Term SOFR 1 Month Index + 3.690% 6.0024% 4/15/37 (d)(f)(g)		1,327,000	1,289,511
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.791% 6/15/35 (d)(f)(g)		168,000	157,135
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 6.281% 10/15/38 (d)(f)(g)		3,906,539	3,700,638
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 6.36% 12/15/38 (d)(f)(g)		4,562,000	4,232,318
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 5.4778% 4/15/34 (d)(f)(g)		397,500	368,120
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (d)(f)(g)		18,877,000	18,187,333
Class B, 1 month U.S. LIBOR + 0.890% 3.2908% 10/15/36 (d)(f)(g)		2,565,000	2,424,694
Class C, 1 month U.S. LIBOR + 1.090% 3.4906% 10/15/36 (d)(f)(g)		3,433,000	3,230,478
Class D, 1 month U.S. LIBOR + 1.290% 3.6903% 10/15/36 (d)(f)(g)		3,333,000	3,103,692
Class E, 1 month U.S. LIBOR + 1.940% 4.3395% 10/15/36 (d)(f)(g)		11,589,000	10,897,221
Class G, 1 month U.S. LIBOR + 2.940% 5.3381% 10/15/36 (d)(f)(g)		798,000	744,470
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 6.3433% 5/15/38 (d)(f)(g)		1,980,000	1,852,263
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (d)(f)(g)		22,388,455	21,644,160
Class B, CME Term SOFR 1 Month Index + 1.310% 3.6093% 2/15/39 (d)(f)(g)		6,745,952	6,425,515
Class C, CME Term SOFR 1 Month Index + 1.560% 3.8587% 2/15/39 (d)(f)(g)		6,745,952	6,366,826
Class D, CME Term SOFR 1 Month Index + 1.960% 4.2578% 2/15/39 (d)(f)(g)		6,745,952	6,349,277
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 3.267% 11/15/32 (d)(f)(g)		582,243	572,054
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (d)(f)		2,936,000	2,332,812
Class E, 3.667% 3/11/44 (d)(f)		2,839,000	2,186,634
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 6.4028% 2/15/39 (d)(f)(g)		1,804,150	1,669,704
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 6.766% 7/15/34 (d)(f)(g)		646,000	629,104
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 5.017% 9/15/37 (d)(f)(g)		2,781,800	2,436,378
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 4.6276% 10/15/36 (d)(f)(g)		546,000	507,780
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.691% 4/15/34 (d)(f)(g)		6,526,000	6,264,963
Class C, 1 month U.S. LIBOR + 1.600% 3.991% 4/15/34 (d)(f)(g)		4,315,000	4,142,400
Class D, 1 month U.S. LIBOR + 1.900% 4.291% 4/15/34 (d)(f)(g)		4,529,000	4,313,875
Class G, 1 month U.S. LIBOR + 3.600% 5.991% 4/15/34 (d)(f)(g)		861,000	800,050
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.471% 10/15/36 (d)(f)(g)		5,334,600	5,241,249
Class C, 1 month U.S. LIBOR + 1.250% 3.641% 10/15/36 (d)(f)(g)		6,706,500	6,572,371
Class D, 1 month U.S. LIBOR + 1.450% 3.841% 10/15/36 (d)(f)(g)		9,499,600	9,285,850
Class E, 1 month U.S. LIBOR + 1.800% 4.191% 10/15/36 (d)(f)(g)		13,346,700	12,979,674
Class J, 1 month U.S. LIBOR + 2.650% 5.041% 10/15/36 (d)(f)(g)		4,038,350	3,862,351
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 6.401% 10/15/36 (d)(f)(g)		567,000	519,025
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 5.687% 11/15/38 (d)(f)(g)		672,000	620,994
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 4.9845% 10/15/36 (d)(f)(g)		1,385,000	1,270,793
Class G, 1 month U.S. LIBOR + 3.140% 5.5331% 10/15/36 (d)(f)(g)		2,109,000	1,946,544
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 5.7405% 10/15/26 (d)(f)(g)		1,869,000	1,689,273
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 4.792% 2/15/36 (d)(f)(g)		331,000	300,383
Class FV, 1 month U.S. LIBOR + 2.400% 4.792% 2/15/36 (d)(f)(g)		1,094,000	992,807
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 5.391% 1/15/34 (d)(f)(g)		2,119,000	1,999,243
Class G, 1 month U.S. LIBOR + 3.900% 6.291% 1/15/34 (d)(f)(g)		114,000	107,144
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 4.328% 9/15/34 (d)(f)(g)		441,000	412,335
Series 2021-SOAR:
Class F, 4.742% 6/15/38 (d)(f)		1,316,031	1,217,329
Class G, 5.192% 6/15/38 (d)(f)		312,632	288,671
Class J, 6.142% 6/15/38 (d)(f)		625,264	584,925
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 4.791% 9/15/36 (d)(f)(g)		230,000	217,808
Class G, 1 month U.S. LIBOR + 2.850% 5.241% 9/15/36 (d)(f)(g)		1,440,000	1,355,141
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 3.7877% 4/15/37 (d)(f)(g)		20,026,000	19,680,189
Class B, CME Term SOFR 1 Month Index + 1.940% 4.2367% 4/15/37 (d)(f)(g)		9,015,000	8,737,835
Class C, CME Term SOFR 1 Month Index + 2.290% 4.5867% 4/15/37 (d)(f)(g)		2,034,000	1,972,685
Class D, CME Term SOFR 1 Month Index + 2.830% 5.1357% 4/15/37 (d)(f)(g)		1,703,000	1,640,096
Class F, CME Term SOFR 1 Month Index + 4.780% 7.0827% 4/15/37 (d)(f)(g)		2,334,000	2,260,834
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 5.6574% 1/15/39 (d)(f)(g)		1,160,000	1,097,678
Class G, CME Term SOFR 1 Month Index + 4.200% 6.5074% 1/15/39 (d)(f)(g)		378,000	357,645
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 5.6064% 1/15/39 (d)(f)(g)		91,000	85,172
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 5.584% 10/15/23 (d)(f)(g)		345,000	310,709
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (d)(f)(g)		8,333,000	8,134,679
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (d)(f)(g)		9,630,926	9,516,311
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)		84,000	73,112
Class E, 4.0755% 12/9/41 (d)(f)		3,079,000	2,543,843
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (d)(f)		189,000	123,252
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 7.637% 3/15/35 (d)(f)		1,534,000	1,449,626
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)		976,000	765,907
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 4.941% 12/15/37 (d)(f)(g)		100,000	96,446
Class G, 1 month U.S. LIBOR + 3.250% 5.641% 12/15/37 (d)(f)(g)		2,992,000	2,883,689
CD Mortgage Trust Series 2017-CD3:
Class C, 4.6989% 2/10/50 (f)		813,000	738,031
Class D, 3.25% 2/10/50 (d)		735,000	517,230
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 5.9209% 2/15/39 (d)(f)(g)		2,211,000	2,001,662
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)		18,269,660	16,143,918
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (d)(f)(g)		5,780,000	5,664,404
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 11/15/36 (d)(f)(g)		1,600,000	1,564,000
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (d)(f)(g)		15,924,750	15,648,644
Class B, 1 month U.S. LIBOR + 1.500% 3.891% 6/15/34 (d)(f)(g)		3,135,325	3,041,892
Class C, 1 month U.S. LIBOR + 1.750% 4.141% 6/15/34 (d)(f)(g)		3,541,260	3,402,415
Class E, 1 month U.S. LIBOR + 2.350% 4.741% 6/15/34 (d)(f)(g)		1,646,567	1,551,915
Class F, 1 month U.S. LIBOR + 2.600% 4.9992% 6/15/34 (d)(f)(g)		2,125,947	1,946,815
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 4.692% 8/15/36 (d)(f)(g)		673,798	640,064
Class D, 1 month U.S. LIBOR + 3.050% 5.442% 8/15/36 (d)(f)(g)		2,245,500	2,114,198
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (d)(f)		715,000	656,580
Series 2013-GC15 Class D, 5.3353% 9/10/46 (d)(f)		1,200,000	1,147,376
Series 2015-GC29 Class XA, 1.157% 4/10/48 (f)(o)		18,509,934	392,185
Series 2015-GC33 Class XA, 1.0285% 9/10/58 (f)(o)		29,943,345	642,785
Series 2016-C3 Class D, 3% 11/15/49 (d)		829,000	593,177
Series 2016-P6 Class XA, 0.703% 12/10/49 (f)(o)		21,496,944	416,787
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		546,000	402,587
Class E, 3% 8/10/56 (d)		462,000	315,643
Series 2019-GC43 Class E, 3% 11/10/52 (d)		651,000	455,923
Series 2020-420K Class E, 3.4222% 11/10/42 (d)(f)		567,000	432,273
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		673,000	480,994
Class E, 2.6% 2/15/53 (d)		76,000	50,332
Series 2022-GC48:
Class D, 2.5% 6/15/55 (d)		1,029,000	663,124
Class E, 2.5% 6/15/55 (d)		840,000	493,888
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.441% 9/15/33 (d)(f)(g)		267,000	237,946
Class G, 1 month U.S. LIBOR + 5.050% 7.4473% 9/15/33 (d)(f)(g)		300,000	256,240
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		3,375,249	3,334,367
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		527,000	453,220
Series 2014-CR18 Class A5, 3.828% 7/15/47		2,605,000	2,565,919
Series 2012-CR1:
Class C, 5.4575% 5/15/45 (f)		426,000	392,346
Class D, 5.4575% 5/15/45 (d)(f)		1,160,000	1,015,000
Class G, 2.462% 5/15/45 (d)		425,000	109,424
Series 2012-LC4 Class C, 5.4554% 12/10/44 (f)		94,000	84,890
Series 2013-CR10 Class D, 5.0315% 8/10/46 (d)(f)		825,000	794,529
Series 2013-CR9 Class C, 4.4347% 7/10/45 (d)(f)		190,538	182,374
Series 2013-LC6 Class D, 4.4323% 1/10/46 (d)(f)		909,000	883,987
Series 2014-CR15 Class D, 4.8203% 2/10/47 (d)(f)		173,000	166,765
Series 2014-CR20 Class XA, 1.1301% 11/10/47 (f)(o)		34,098,142	523,829
Series 2014-LC17 Class XA, 0.8174% 10/10/47 (f)(o)		21,341,819	234,333
Series 2014-UBS2 Class D, 5.1458% 3/10/47 (d)(f)		542,000	507,996
Series 2014-UBS6 Class XA, 0.9997% 12/10/47 (f)(o)		42,706,812	637,006
Series 2015-3BP Class F, 3.3463% 2/10/35 (d)(f)		845,000	760,887
Series 2015-LC19 Class D, 2.867% 2/10/48 (d)		1,230,000	1,072,726
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		971,000	772,477
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)		739,000	651,451
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		202,000	156,379
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1139% 11/10/49 (f)		352,000	301,613
Class D, 2.8639% 11/10/49 (f)		299,000	173,958
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 5.0672% 8/15/45 (d)(f)		210,000	206,511
Class E, 5.0672% 8/15/45 (d)(f)		1,009,000	901,037
Class F, 4.25% 8/15/45 (d)		1,110,000	885,447
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)		286,000	158,044
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 4.291% 12/15/31 (d)(f)(g)		655,200	614,166
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (d)(f)		651,000	482,656
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 6.6079% 6/15/34 (d)(g)		636,000	594,461
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)		5,159	5,161
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 3.621% 5/15/36 (d)(f)(g)		9,047,000	8,891,397
Class C, 1 month U.S. LIBOR + 1.430% 3.821% 5/15/36 (d)(f)(g)		1,734,000	1,701,400
Class F, 1 month U.S. LIBOR + 2.650% 5.041% 5/15/36 (d)(f)(g)		378,000	364,770
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 8.548% 10/15/37 (d)(f)(g)		588,000	554,085
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 6.2745% 11/15/23 (d)(f)(g)		2,667,000	2,584,829
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		4,005,388	3,724,840
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		7,384,000	7,125,123
Class B, 4.5349% 4/15/36 (d)		2,263,000	2,165,030
Class C, 4.9414% 4/15/36 (d)(f)		1,523,000	1,449,873
Class D, 4.9414% 4/15/36 (d)(f)		3,047,000	2,842,896
Series 2019-UVIL Class E, 3.3928% 12/15/41 (d)(f)		525,000	382,667
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 5.8807% 5/15/23 (d)(f)(g)		929,160	884,695
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 5.9% 4/15/36 (d)(f)(g)		231,000	218,410
Class G, 1 month U.S. LIBOR + 4.500% 6.9% 4/15/36 (d)(f)(g)		126,000	119,253
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5882% 6/15/50 (d)(f)		701,000	539,767
Series 2017-CX9 Class D, 4.1476% 9/15/50 (d)(f)		284,000	218,467
Series 2018-CX11 Class C, 5.0053% 4/15/51 (f)		282,000	258,516
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)		630,000	552,378
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 6.741% 7/15/32 (d)(f)(g)		732,000	687,668
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(f)		255,000	241,483
Class E, 5.099% 1/10/34 (d)(f)		818,000	756,101
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 4.869% 5/15/35 (d)(f)(g)		652,427	627,202
Series 2018-C1:
Class C, 4.7812% 10/15/51 (f)		189,000	171,922
Class D, 3.0312% 10/15/51 (d)(f)		840,000	639,336
Series 2019-1735 Class F, 4.3344% 4/10/37 (d)(f)		665,000	486,615
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		212,000	144,362
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5389% 8/10/44 (d)(f)		397,494	373,168
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (d)(f)		250,000	188,184
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6239% 8/10/49 (f)		218,000	192,783
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (d)(f)(g)		23,453,000	22,619,602
Class F, 1 month U.S. LIBOR + 2.660% 5.059% 11/15/38 (d)(f)(g)		1,326,000	1,252,142
Class G, 1 month U.S. LIBOR + 3.110% 5.508% 11/15/38 (d)(f)(g)		100,000	93,951
Class J, 1 month U.S. LIBOR + 3.610% 6.0069% 11/15/38 (d)(f)(g)		1,201,000	1,126,330
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (d)(f)(g)		7,521,708	7,369,463
Class B, 1 month U.S. LIBOR + 1.380% 3.772% 7/15/38 (d)(f)(g)		4,283,636	4,165,841
Class C, 1 month U.S. LIBOR + 1.700% 4.092% 7/15/38 (d)(f)(g)		3,157,567	3,062,838
Class D, 1 month U.S. LIBOR + 2.250% 4.642% 7/15/38 (d)(f)(g)		13,769,257	13,329,998
Class F, 1 month U.S. LIBOR + 3.700% 6.092% 7/15/38 (d)(f)(g)		1,902,292	1,835,446
Freddie Mac:
sequential payer:
Series 2022-K144 Class A2, 2.45% 4/25/32		6,300,000	5,627,246
Series 2022-K145 Class A2, 2.58% 6/25/55		3,000,000	2,709,254
Series 2022-K146 Class A2, 2.92% 6/25/32		5,300,000	4,930,059
Series 2022-K147 Class A2, 3% 6/25/32		1,170,000	1,095,776
Series 2022-K150 Class A2, 3.71% 11/25/32		4,500,000	4,453,577
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		57,487	56,877
Class X, 0.5804% 8/10/43 (d)(f)(o)		228,492	813
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 5.041% 10/15/36 (d)(f)(g)		1,717,000	1,564,266
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 3.9143% 8/15/24 (d)(f)(g)		963,000	932,741
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.091% 9/15/31 (d)(f)(g)		12,565,367	12,619,430
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.49% 10/15/31 (d)(f)(g)		10,353,000	10,253,802
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (d)(f)(g)		10,027,000	9,542,875
Class B, 1 month U.S. LIBOR + 1.150% 3.541% 10/15/36 (d)(f)(g)		1,550,000	1,460,344
Class C, 1 month U.S. LIBOR + 1.550% 3.941% 10/15/36 (d)(f)(g)		1,277,000	1,201,372
Series 2011-GC5:
Class C, 5.3022% 8/10/44 (d)(f)		505,077	419,214
Class D, 5.3022% 8/10/44 (d)(f)		342,592	145,944
Class E, 5.3022% 8/10/44 (c)(d)(f)		424,043	37,316
Class F, 4.5% 8/10/44 (c)(d)		733,782	2,574
Series 2012-GC6I Class F, 5% 1/10/45 (f)		196,299	163,506
Series 2012-GCJ7 Class F, 5% 5/10/45 (d)		205,868	38,217
Series 2012-GCJ9:
Class D, 4.7797% 11/10/45 (d)(f)		1,059,000	1,033,928
Class E, 4.7797% 11/10/45 (d)(f)		510,000	423,823
Series 2013-GC10 Class D, 4.5431% 2/10/46 (d)(f)		334,000	300,009
Series 2013-GC12 Class D, 4.5895% 6/10/46 (d)(f)		138,482	133,069
Series 2013-GC16:
Class C, 5.4881% 11/10/46 (f)		241,000	236,655
Class D, 5.4881% 11/10/46 (d)(f)		634,000	612,488
Class F, 3.5% 11/10/46 (c)(d)		536,000	415,295
Series 2014-GC20 Class XA, 1.1797% 4/10/47 (f)(o)		35,835,799	417,329
Series 2015-GC34 Class XA, 1.3729% 10/10/48 (f)(o)		9,355,642	278,386
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)		386,000	310,766
Series 2016-GS4 Class C, 4.0796% 11/10/49 (f)		264,000	233,874
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		950,000	731,859
Series 2018-GS9 Class D, 3% 3/10/51 (d)		476,000	358,354
Series 2019-GC38 Class D, 3% 2/10/52 (d)		543,000	414,827
Series 2019-GC39 Class D, 3% 5/10/52 (d)		672,000	500,150
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		525,000	396,345
Class DBF, 3.668% 7/10/52 (d)(f)		619,000	608,540
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		727,000	531,393
Class E, 2.8% 9/1/52 (d)		609,000	423,049
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)		651,000	591,445
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		395,000	273,405
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		525,000	377,925
Class SWD, 3.3258% 12/13/39 (d)(f)		399,000	283,975
Series 2020-GC47 Class D, 3.5698% 5/12/53 (d)(f)		189,000	144,070
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 8.0681% 11/21/35 (d)(f)(g)		1,725,126	1,592,564
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.3333% 11/5/38 (d)(f)		1,881,000	1,646,855
Class F, 4.3333% 11/5/38 (d)(f)		1,113,000	942,931
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		399,000	384,980
Class F, 6.1552% 11/5/35 (d)		846,000	809,298
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		324,345	288,912
Class F, 4.101% 9/17/39 (d)		81,290	72,613
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (d)(f)		483,000	398,147
Series 2019-55HY Class F, 3.0409% 12/10/41 (d)(f)		378,000	285,447
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		592,000	537,144
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 7.2814% 8/15/37 (d)(f)(g)		614,000	609,025
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 4.7386% 8/15/37 (d)(f)(g)		15,559,000	15,471,868
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7866% 4/15/47 (f)(o)		3,453,844	29,510
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		106,000	80,156
Series 2014-C26 Class D, 4.0201% 1/15/48 (d)(f)		2,126,000	1,884,251
Series 2015-C30 Class XA, 0.5787% 7/15/48 (f)(o)		22,334,424	237,699
Series 2015-C32 Class C, 4.8055% 11/15/48 (f)		1,368,000	1,060,477
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5212% 12/15/49 (d)(f)		696,000	543,561
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.1963% 12/15/49 (f)		343,000	298,120
Class D, 3.1963% 12/15/49 (d)(f)		681,000	517,001
Series 2017-C7 Class D, 3% 10/15/50 (d)		1,388,000	1,061,872
Series 2018-C8 Class D, 3.3742% 6/15/51 (d)(f)		223,000	160,904
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		315,000	225,617
Class E, 2.5% 11/13/52 (d)		609,000	406,485
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		399,000	262,998
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 4.551% 7/15/36 (d)(f)(g)		567,000	535,149
Class F, 1 month U.S. LIBOR + 3.000% 5.391% 7/15/36 (d)(f)(g)		189,000	174,730
Series 2011-C3:
Class E, 5.7086% 2/15/46 (d)(f)		637,000	225,757
Class G, 4.409% 2/15/46 (d)(f)		202,000	15,598
Class H, 4.409% 2/15/46 (c)(d)(f)		453,000	19,508
Series 2011-C4:
Class D, 5.7417% 7/15/46 (d)(f)		1,134,000	1,105,185
Class E, 5.7417% 7/15/46 (d)(f)		798,000	769,221
Class H, 3.873% 7/15/46 (d)		428,000	401,480
Class NR, 3.873% 7/15/46 (d)		231,000	215,364
Series 2012-CBX:
Class E, 4.8545% 6/15/45 (d)(f)		551,629	509,649
Class F, 4% 6/15/45 (c)(d)		615,000	122,977
Class G 4% 6/15/45 (c)(d)		674,000	50,597
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)		584,000	547,758
Class D, 4.3028% 4/15/46 (f)		907,000	711,711
Class F, 3.25% 4/15/46 (d)(f)		1,014,000	322,858
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (d)(f)		516,000	1,290
Class E, 3.9314% 6/10/27 (c)(d)(f)		830,000	2,075
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)		409,000	331,333
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		4,763,000	4,702,606
Class CFX, 4.9498% 7/5/33 (d)		1,323,000	1,299,650
Class DFX, 5.3503% 7/5/33 (d)		2,354,000	2,309,486
Class EFX, 5.5422% 7/5/33 (d)		2,783,000	2,696,198
Class XAFX, 1.2948% 7/5/33 (d)(f)(o)		19,961,000	132,669
Series 2019-OSB Class E, 3.9089% 6/5/39 (d)(f)		588,000	497,639
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		401,000	365,655
Class FFX, 4.6254% 1/16/37 (d)		642,000	576,590
Class GFX, 4.8445% 1/16/37 (d)(f)		252,000	224,271
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 4.391% 5/15/36 (d)(f)(g)		924,000	890,208
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 6.341% 8/15/38 (d)(f)(g)		1,110,796	1,042,702
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME Term SOFR 1 Month Index + 5.970% 8.2676% 3/15/39 (d)(f)(g)		607,513	593,866
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (d)(f)		213,000	194,458
Class E, 4.8035% 2/10/36 (d)(f)		523,000	463,842
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (d)(f)(g)		26,961,000	26,454,098
Class B, CME Term SOFR 1 Month Index + 1.790% 4.1013% 5/15/39 (d)(f)(g)		16,119,000	15,771,473
Class C, CME Term SOFR 1 Month Index + 2.090% 4.4005% 5/15/39 (d)(f)(g)		9,032,000	8,761,011
Class D, CME Term SOFR 1 Month Index + 2.540% 4.8493% 5/15/39 (d)(f)(g)		8,027,000	7,725,980
Class E, CME Term SOFR 1 Month Index + 3.240% 5.5474% 5/15/39 (d)(f)(g)		1,302,000	1,253,673
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (d)(f)(g)		13,521,737	13,089,726
Class B, 1 month U.S. LIBOR + 0.880% 3.271% 3/15/38 (d)(f)(g)		3,263,461	3,143,036
Class C, 1 month U.S. LIBOR + 1.100% 3.491% 3/15/38 (d)(f)(g)		2,053,425	1,976,422
Class D, 1 month U.S. LIBOR + 1.400% 3.791% 3/15/38 (d)(f)(g)		2,855,528	2,734,358
Class E, 1 month U.S. LIBOR + 1.750% 4.141% 3/15/38 (d)(f)(g)		2,494,778	2,364,005
Class F, 1 month U.S. LIBOR + 2.350% 4.741% 3/15/38 (d)(f)(g)		1,421,375	1,347,718
Class G, 1 month U.S. LIBOR + 2.950% 5.341% 3/15/38 (d)(f)(g)		3,679,257	3,398,900
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (d)(f)		455,000	305,284
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 6.392% 11/15/38 (d)(f)(g)		1,079,000	1,008,864
Class G, 1 month U.S. LIBOR + 5.250% 7.642% 11/15/38 (d)(f)(g)		3,268,000	3,108,018
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 5.141% 7/15/38 (d)(f)(g)		189,000	174,825
Class J, 1 month U.S. LIBOR + 3.950% 6.341% 7/15/38 (d)(f)(g)		173,000	163,029
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (d)(f)		399,000	307,298
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 4.992% 4/15/38 (d)(f)(g)		105,000	99,792
Class G, 1 month U.S. LIBOR + 3.200% 5.592% 4/15/38 (d)(f)(g)		2,520,000	2,394,481
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 4.791% 5/15/38 (d)(f)(g)		1,028,000	956,039
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 5.5666% 1/15/27 (d)(f)(g)		215,000	200,487
Class G, CME Term SOFR 1 Month Index + 3.950% 6.2649% 1/15/27 (d)(f)(g)		630,000	587,030
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (d)(f)		263,000	204,441
Class E, 3.5926% 2/10/42 (d)(f)		194,000	139,668
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	334,762
Series 2012-C5 Class E, 4.807% 8/15/45 (d)(f)		159,000	157,830
Series 2012-C6 Class D, 4.7609% 11/15/45 (d)(f)		811,000	803,368
Series 2012-C6, Class F, 4.7609% 11/15/45 (c)(d)(f)		378,000	352,870
Series 2013-C12 Class D, 4.9208% 10/15/46 (d)(f)		713,000	652,022
Series 2013-C13:
Class D, 5.0591% 11/15/46 (d)(f)		970,000	890,937
Class E, 5.0591% 11/15/46 (d)(f)		435,919	371,488
Series 2013-C7 Class C, 4.2266% 2/15/46 (f)		175,000	167,608
Series 2013-C8 Class D, 4.2868% 12/15/48 (d)(f)		273,000	267,085
Series 2013-C9:
Class C, 4.1536% 5/15/46 (f)		502,000	487,067
Class D, 4.2416% 5/15/46 (d)(f)		938,000	874,021
Class E, 4.2416% 5/15/46 (d)(f)		402,000	358,878
Series 2014-C17 Class XA, 1.1856% 8/15/47 (f)(o)		33,078,522	418,602
Series 2015-C25 Class XA, 1.1955% 10/15/48 (f)(o)		14,749,964	336,349
Series 2016-C30:
Class C, 4.2336% 9/15/49 (f)		151,000	132,758
Class D, 3% 9/15/49 (d)		138,000	93,323
Series 2016-C31 Class C, 4.4088% 11/15/49 (f)		343,000	296,956
Series 2016-C32 Class C, 4.4179% 12/15/49 (f)		236,000	207,994
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		520,000	413,068
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 3.341% 12/15/36 (d)(f)(g)		5,100,000	4,956,957
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		16,898,000	15,827,943
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)		2,139	2,119
Series 2011-C2:
Class D, 5.385% 6/15/44 (d)(f)		660,195	626,310
Class F, 5.385% 6/15/44 (c)(d)(f)		407,000	264,550
Class XB, 0.4843% 6/15/44 (d)(f)(o)		1,497,871	5,875
Series 2011-C3:
Class C, 5.2534% 7/15/49 (d)(f)		88,316	87,472
Class D, 5.2534% 7/15/49 (d)(f)		1,176,000	1,132,533
Class E, 5.2534% 7/15/49 (c)(d)(f)		666,000	597,119
Class F, 5.2534% 7/15/49 (c)(d)(f)		182,000	126,945
Class G, 5.2534% 7/15/49 (c)(d)(f)		616,400	325,534
Series 2012-C4 Class D, 5.3359% 3/15/45 (d)(f)		133,230	127,402
Series 2014-150E:
Class C, 4.4382% 9/9/32 (d)(f)		238,000	223,438
Class F, 4.4382% 9/9/32 (d)(f)		401,000	356,161
Series 2015-MS1:
Class C, 4.1581% 5/15/48 (f)		266,000	244,155
Class D, 4.1581% 5/15/48 (d)(f)		751,000	634,754
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		298,000	217,605
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		798,000	620,772
Class D, 4.0193% 11/15/49 (f)		343,000	302,106
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.991% 11/15/34 (d)(f)(g)		462,000	453,123
Series 2017-H1:
Class C, 4.281% 6/15/50		640,000	588,831
Class D, 2.546% 6/15/50 (d)		904,000	688,312
Series 2018-H4 Class A4, 4.31% 12/15/51		4,779,000	4,689,100
Series 2018-MP Class E, 4.4185% 7/11/40 (d)(f)		730,000	565,625
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(f)		2,441,000	2,249,132
Class C, 3.283% 11/10/36 (d)(f)		2,343,000	2,114,355
Series 2020-CNP Class D, 2.5085% 4/5/42 (d)(f)		252,000	180,048
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		420,000	292,215
Series 2020-L4, Class C, 3.536% 2/15/53		115,000	96,297
Motel 6 Trust floater Series 2021-MTL6 Class H, 1 month U.S. LIBOR + 6.000% 8.391% 9/15/38 (d)(f)(g)		292,203	288,427
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		2,730,000	2,348,719
Class J, 4.25% 12/15/36 (d)		1,443,000	1,258,451
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 5.441% 10/15/37 (d)(f)(g)		485,000	456,822
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)		170,000	124,443
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 5.280% 7.5926% 3/15/39 (d)(f)(g)		1,995,000	1,903,947
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9167% 11/15/32 (d)(f)		170,000	158,096
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.392% 11/15/34 (d)(f)(g)		138,000	131,271
Series 2019-10K:
Class E, 4.2724% 5/15/39 (d)(f)		231,000	177,441
Class F, 4.2724% 5/15/39 (d)(f)		768,000	555,652
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (d)(f)		399,000	362,757
Class AMZ3, 3.6167% 1/15/37 (d)(f)		189,000	170,519
Class MSK3, 3.3583% 12/15/36 (d)(f)		903,000	794,264
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 5.391% 12/15/35 (d)(f)(g)		775,000	700,415
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 5.737% 10/15/36 (d)(f)(g)		409,927	382,633
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 5.742% 7/15/38 (d)(f)(g)		553,000	521,406
Class NR, 1 month U.S. LIBOR + 6.000% 8.392% 7/15/38 (d)(f)(g)		157,000	149,568
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)		1,705,000	1,292,975
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, 1 month U.S. LIBOR + 1.800% 4.1681% 12/15/37 (d)(f)(g)		4,268,000	4,198,518
Class C, 1 month U.S. LIBOR + 2.350% 4.7181% 12/15/37 (d)(f)(g)		1,785,000	1,683,638
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 3.5764% 12/15/37 (d)(f)(g)		853,710	853,710
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		105,911	113,157
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 6.041% 5/15/38 (d)(f)(g)		539,000	496,899
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (d)(f)		747,000	565,585
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (d)(f)		1,326,000	1,161,243
Class G, 3.8518% 3/15/37 (d)(f)		483,000	403,966
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)		2,113,000	1,453,179
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 5.008% 1/15/39 (d)(f)(g)		1,154,000	1,070,333
Class F, CME Term SOFR 1 Month Index + 3.350% 5.658% 1/15/39 (d)(f)(g)		903,000	832,284
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(f)		618,000	453,780
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.3074% 2/15/39 (d)(f)(g)		4,281,000	4,098,194
Class C, CME Term SOFR 1 Month Index + 2.650% 4.9574% 2/15/39 (d)(f)(g)		2,226,000	2,128,871
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 5.6568% 10/15/38 (d)(f)(g)		840,000	764,428
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (d)(f)(g)		15,989,000	15,408,046
Class B, 1 month U.S. LIBOR + 1.070% 3.4708% 11/15/38 (d)(f)(g)		9,157,000	8,744,925
Class C, 1 month U.S. LIBOR + 1.320% 3.72% 11/15/38 (d)(f)(g)		5,687,000	5,416,864
Class D, 1 month U.S. LIBOR + 1.570% 3.9692% 11/15/38 (d)(f)(g)		3,737,000	3,540,807
Class G, 1 month U.S. LIBOR + 2.970% 5.3648% 11/15/38 (d)(f)(g)		2,415,000	2,261,602
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 6.3065% 11/15/36 (d)(f)(g)		1,795,000	1,673,015
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 6.0071% 10/15/34 (d)(f)(g)		441,000	397,782
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 5.294% 11/15/36 (d)(f)(g)		1,281,000	1,186,718
Class F, 1 month U.S. LIBOR + 3.550% 5.942% 11/15/36 (d)(f)(g)		550,000	509,079
Class G, 1 month U.S. LIBOR + 4.200% 6.591% 11/15/36 (d)(f)(g)		294,000	272,895
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/41 (d)(f)		104,000	75,857
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 4.74% 6/15/26 (d)(f)(g)		1,391,000	1,293,628
Class G, 1 month U.S. LIBOR + 3.850% 6.24% 6/15/26 (d)(f)(g)		252,000	231,518
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (d)		1,407,000	1,406,127
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 6.6596% 5/10/45 (d)(f)		75,137	68,375
Class E, 5% 5/10/45 (c)(d)(f)		325,000	126,750
Class F, 5% 5/10/45 (d)(f)		418,000	21,740
Series 2017-C7 Class XA, 1.1575% 12/15/50 (f)(o)		29,272,888	1,088,908
Series 2018-C8 Class C, 4.8657% 2/15/51 (f)		189,000	174,018
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (d)(f)		201,000	180,901
Series 2012-WRM Class E, 4.3793% 6/10/30 (c)(d)(f)		478,000	372,875
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.6633% 1/10/45 (d)(f)		114,556	106,537
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 7.391% 7/15/39 (d)(f)(g)		168,000	160,085
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 6.291% 7/15/39 (d)(f)(g)		767,000	729,924
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		12,891,000	10,533,738
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		800,000	645,291
Class X, 0.5162% 10/10/42 (d)(f)(o)		19,300,000	549,828
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 6.877% 1/18/37 (d)(f)(g)		2,478,000	2,370,237
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (d)(f)(g)		8,949,000	8,529,524
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 4.891% 2/15/40 (d)(f)(g)		197,258	183,529
Class E, 1 month U.S. LIBOR + 3.650% 6.041% 2/15/40 (d)(f)(g)		140,898	130,712
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		581,000	405,328
Series 2012-LC5 Class F, 4.9565% 10/15/45 (d)(f)		63,235	58,492
Series 2015-C31 Class XA, 1.1096% 11/15/48 (f)(o)		11,696,932	282,776
Series 2015-NXS4 Class D, 3.8416% 12/15/48 (f)		483,000	425,516
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	210,992
Class D, 3% 8/15/49 (d)		266,000	165,670
Series 2016-C34 Class XA, 2.256% 6/15/49 (f)(o)		10,069,158	499,242
Series 2016-LC25 Class C, 4.4836% 12/15/59 (f)		328,000	297,415
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		733,000	579,584
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		326,000	257,136
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	202,549
Series 2018-C46 Class XA, 1.1007% 8/15/51 (f)(o)		30,549,254	972,413
Series 2018-C48 Class A5, 4.302% 1/15/52		4,229,000	4,172,415
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)		203,000	6,999
Series 2011-C3:
Class D, 5.4196% 3/15/44 (d)(f)		736,257	298,920
Class E, 5% 3/15/44 (c)(d)		409,000	2,045
Class F, 5% 3/15/44 (c)(d)		239,015	22
Series 2011-C4:
Class D, 4.9868% 6/15/44 (d)(f)		258,000	228,289
Class E, 4.9868% 6/15/44 (d)(f)		183,000	143,104
Series 2011-C5:
Class E, 5.7035% 11/15/44 (d)(f)		443,116	441,856
Class F, 5.25% 11/15/44 (d)(f)		733,000	672,334
Class G, 5.25% 11/15/44 (d)(f)		205,000	181,830
Series 2012-C7:
Class C, 4.8144% 6/15/45 (f)		677,000	480,670
Class E, 4.8144% 6/15/45 (c)(d)(f)		481,000	43,290
Class F, 4.5% 6/15/45 (c)(d)		229,273	1,146
Series 2013-C11:
Class D, 4.3655% 3/15/45 (d)(f)		443,749	431,252
Class E, 4.3655% 3/15/45 (c)(d)(f)		976,128	927,718
Series 2013-C13 Class D, 4.2834% 5/15/45 (d)(f)		321,000	307,324
Series 2013-C16 Class D, 5.1481% 9/15/46 (d)(f)		115,000	107,176
Series 2013-UBS1 Class D, 5.1917% 3/15/46 (d)(f)		455,375	440,001
Series 2014-C21 Class XA, 1.1659% 8/15/47 (f)(o)		26,720,138	390,133
Series 2014-C24 Class XA, 0.9882% 11/15/47 (f)(o)		10,184,602	145,014
Series 2014-LC14 Class XA, 1.4192% 3/15/47 (f)(o)		14,725,319	182,410
WFCM Series 2022-C62:
Class C, 4.3504% 4/15/55 (f)		1,077,000	926,755
Class D, 2.5% 4/15/55 (d)		756,000	489,653
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (d)(f)		198,000	157,719
Class F, 3.7154% 11/10/36 (d)(f)		1,082,000	816,965
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)		289,000	235,645
Class PR2, 3.6332% 6/5/35 (d)(f)		755,000	573,574
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $960,161,609)			903,717,636

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009:		$	$
7.3% 10/1/39		10,015,000	12,729,010
7.35% 11/1/39		960,000	1,226,283
7.55% 4/1/39		6,805,000	9,040,587
Series 2010, 7.625% 3/1/40		3,670,000	4,858,661
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		5,065,000	5,606,738
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		2,398,636	2,409,928
5.1% 6/1/33		22,880,000	22,770,556
Series 2010-1, 6.63% 2/1/35		4,335,000	4,591,979
Series 2010-3:
6.725% 4/1/35		6,465,000	6,881,036
7.35% 7/1/35		2,753,214	3,021,416
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		14,838,000	16,440,955
TOTAL MUNICIPAL SECURITIES
(Cost $91,205,637)			89,577,149

Foreign Government and Government Agency Obligations - 1.0%
Angola Republic:
8.25% 5/9/28 (d)		$945,000	$819,788
8.75% 4/14/32 (d)		430,000	350,450
9.375% 5/8/48 (d)		125,000	95,000
9.5% 11/12/25 (d)		2,040,000	1,943,100
Arab Republic of Egypt:
5.8% 9/30/27 (d)		540,000	417,150
7.0529% 1/15/32 (d)		210,000	146,738
7.5% 1/31/27 (d)		3,663,000	3,076,920
7.5% 2/16/61 (d)		300,000	174,000
7.6003% 3/1/29 (d)		780,000	612,300
7.903% 2/21/48 (d)		534,000	319,065
8.5% 1/31/47 (d)		904,000	574,040
8.7002% 3/1/49 (d)		770,000	487,025
Argentine Republic:
0.5% 7/9/30 (h)		11,215,675	2,658,115
1% 7/9/29		1,021,922	237,597
1.5% 7/9/35 (h)		3,358,814	754,054
3.875% 1/9/38 (h)		1,219,773	341,003
Barbados Government 6.5% 10/1/29 (d)		965,000	888,947
Bermuda Government:
2.375% 8/20/30 (d)		280,000	235,603
3.375% 8/20/50 (d)		230,000	167,799
3.717% 1/25/27 (d)		1,185,000	1,153,375
4.75% 2/15/29 (d)		520,000	520,748
5% 7/15/32 (d)		390,000	389,464
Brazilian Federative Republic:
2.875% 6/6/25		2,200,000	2,103,200
3.875% 6/12/30		1,535,000	1,336,697
7.125% 1/20/37		840,000	875,595
8.25% 1/20/34		1,976,000	2,237,573
Buenos Aires Province 3.9% 9/1/37 (d)(h)		775,000	268,731
Cameroon Republic 9.5% 11/19/25 (d)		740,000	717,014
Chilean Republic:
2.45% 1/31/31		1,895,000	1,596,893
2.75% 1/31/27		425,000	393,338
3.25% 9/21/71		250,000	158,000
3.5% 1/31/34		280,000	243,460
4% 1/31/52		245,000	193,550
4.34% 3/7/42		360,000	308,700
Colombian Republic:
3% 1/30/30		1,800,000	1,394,213
3.125% 4/15/31		785,000	591,841
3.25% 4/22/32		400,000	294,600
4.125% 5/15/51		325,000	192,420
5% 6/15/45		1,760,000	1,178,980
5.2% 5/15/49		900,000	611,606
6.125% 1/18/41		60,000	47,843
7.375% 9/18/37		205,000	194,148
Costa Rican Republic:
5.625% 4/30/43 (d)		680,000	509,915
6.125% 2/19/31 (d)		300,000	279,713
7% 4/4/44 (d)		75,000	65,030
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		345,000	110,788
6.825% 7/18/26 (d)(e)		125,000	41,703
7.55% 3/28/30 (d)(e)		335,000	106,949
7.85% 3/14/29 (d)(e)		865,000	277,233
Dominican Republic:
4.5% 1/30/30 (d)		420,000	351,960
4.875% 9/23/32 (d)		1,460,000	1,176,030
5.875% 1/30/60 (d)		570,000	402,669
5.95% 1/25/27 (d)		1,164,000	1,135,846
6% 7/19/28 (d)		549,000	523,883
6.4% 6/5/49 (d)		230,000	180,449
6.5% 2/15/48 (d)		300,000	240,338
6.85% 1/27/45 (d)		592,000	500,906
6.875% 1/29/26 (d)		633,000	647,163
7.45% 4/30/44 (d)		401,000	365,236
Ecuador Republic:
2.5% 7/31/35 (d)(h)		1,350,000	517,050
5.5% 7/31/30 (d)(h)		2,115,000	1,108,789
El Salvador Republic:
6.375% 1/18/27 (d)		105,000	39,493
7.1246% 1/20/50 (d)		405,000	134,738
7.625% 2/1/41 (d)		120,000	40,110
7.75% 1/24/23 (d)		840,000	750,908
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		825,000	704,241
3% 9/15/51 (d)		650,000	500,825
3.125% 4/16/30 (d)		1,085,000	1,046,889
3.125% 9/30/49 (d)		1,335,000	1,049,477
3.875% 4/16/50 (d)		9,890,000	8,915,217
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		1,350,000	989,550
Gabonese Republic 7% 11/24/31 (d)		880,000	662,200
Georgia Republic 2.75% 4/22/26 (d)		890,000	769,850
German Federal Republic:
0% 2/15/32 (Reg. S)	EUR	3,370,000	2,947,415
0% 5/15/35 (Reg. S) (j)	EUR	7,075,000	5,781,260
Ghana Republic:
7.75% 4/7/29 (d)		810,000	306,433
8.627% 6/16/49 (d)		605,000	210,918
10.75% 10/14/30 (d)		525,000	376,688
Guatemalan Republic:
4.9% 6/1/30 (d)		325,000	308,303
5.375% 4/24/32 (d)		490,000	469,573
6.125% 6/1/50 (d)		335,000	304,808
Hungarian Republic:
2.125% 9/22/31 (d)		285,000	207,569
5.25% 6/16/29 (d)		610,000	586,313
5.5% 6/16/34 (d)		425,000	395,562
Indonesian Republic:
3.85% 10/15/30		460,000	448,011
4.1% 4/24/28		960,000	959,880
4.2% 10/15/50		24,000,000	20,822,640
4.35% 1/11/48		655,000	587,935
4.4% 6/6/27 (d)		480,000	483,600
5.125% 1/15/45 (d)		1,460,000	1,427,311
5.25% 1/17/42 (d)		485,000	482,818
5.95% 1/8/46 (d)		560,000	598,080
6.75% 1/15/44 (d)		380,000	437,992
7.75% 1/17/38 (d)		1,317,000	1,611,103
8.5% 10/12/35 (d)		1,910,000	2,454,708
Islamic Republic of Pakistan:
6% 4/8/26 (d)		955,000	592,205
6.875% 12/5/27 (d)		180,000	110,720
8.25% 4/15/24 (d)		339,000	240,727
Israeli State:
3.375% 1/15/50		1,090,000	906,063
3.8% 5/13/60 (Reg. S)		515,000	438,564
Ivory Coast:
6.125% 6/15/33 (d)		1,680,000	1,412,565
6.375% 3/3/28 (d)		2,030,000	1,884,474
Jamaican Government:
6.75% 4/28/28		275,000	297,223
7.875% 7/28/45		250,000	288,016
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,230,000	1,161,428
7.375% 10/10/47 (d)		155,000	125,550
7.75% 1/15/28 (d)		445,000	439,938
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,240,000	1,060,200
3.25% 10/22/30 (d)		5,890,000	5,669,125
3.625% 3/4/28 (d)		425,000	421,813
3.75% 1/21/55 (d)		975,000	804,375
4.5% 10/26/46 (d)		1,150,000	1,070,938
4.5% 4/22/60 (d)		4,190,000	3,896,700
4.625% 10/4/47 (d)		425,000	397,906
Korean Republic 1% 9/16/30		855,000	704,905
Lebanese Republic:
5.8% 12/31/49 (e)		1,113,000	76,727
6.375% 12/31/49 (e)		977,000	67,352
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (e)		400,000	188,000
5.1% 3/28/35(Reg. S) (e)		600,000	282,000
Mongolia Government 5.125% 4/7/26 (d)		600,000	550,566
Moroccan Kingdom:
2.375% 12/15/27 (d)		1,630,000	1,399,559
4% 12/15/50 (d)		200,000	128,850
5.5% 12/11/42 (d)		100,000	81,394
Panamanian Republic:
2.252% 9/29/32		580,000	449,428
3.16% 1/23/30		610,000	535,580
3.298% 1/19/33		615,000	521,213
3.87% 7/23/60		1,055,000	724,192
3.875% 3/17/28		975,000	935,878
4.5% 5/15/47		350,000	280,175
4.5% 4/16/50		1,090,000	858,239
Peoples Republic of China 1.2% 10/21/30 (d)		620,000	528,606
Peruvian Republic:
2.783% 1/23/31		3,110,000	2,656,718
3% 1/15/34		610,000	497,455
3.3% 3/11/41		700,000	530,600
Province of Santa Fe 7% 3/23/23 (d)		570,500	531,635
Provincia de Cordoba:
6.875% 12/10/25 (d)		1,645,009	1,253,291
6.99% 6/1/27 (d)		640,167	402,025
Republic of Armenia 7.15% 3/26/25 (d)		350,000	349,191
Republic of Iraq 5.8% 1/15/28 (Reg. S)		374,000	310,958
Republic of Kenya:
6.875% 6/24/24 (d)		980,000	857,500
7% 5/22/27 (d)		685,000	544,575
Republic of Nigeria:
6.125% 9/28/28 (d)		1,095,000	787,237
6.375% 7/12/23 (d)		235,000	226,775
7.143% 2/23/30 (d)		670,000	492,450
7.625% 11/21/25 (d)		3,045,000	2,687,213
Republic of Paraguay:
2.739% 1/29/33 (d)		320,000	251,860
4.95% 4/28/31 (d)		1,050,000	1,009,509
5.4% 3/30/50 (d)		560,000	467,530
Republic of Serbia 2.125% 12/1/30 (d)		1,200,000	860,850
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	303,854
3.9% 10/19/31 (d)		565,000	430,212
4.75% 2/20/24 (d)		315,000	307,873
Romanian Republic:
3% 2/27/27 (d)		652,000	587,126
3% 2/14/31 (d)		1,222,000	967,519
3.625% 3/27/32 (d)		652,000	524,575
4% 2/14/51 (d)		335,000	229,852
4.375% 8/22/23 (d)		300,000	299,494
Rwanda Republic 5.5% 8/9/31 (d)		1,085,000	822,091
South African Republic 4.85% 9/30/29		335,000	296,119
State of Qatar:
3.75% 4/16/30 (d)		3,631,000	3,631,000
4% 3/14/29 (d)		775,000	787,594
4.4% 4/16/50 (d)		16,990,000	16,501,538
4.817% 3/14/49 (d)		975,000	1,000,594
5.103% 4/23/48 (d)		1,090,000	1,164,938
9.75% 6/15/30 (d)		413,000	576,651
Sultanate of Oman:
5.375% 3/8/27 (d)		170,000	167,450
5.625% 1/17/28 (d)		2,470,000	2,423,688
6% 8/1/29 (d)		720,000	717,300
6.25% 1/25/31 (d)		520,000	523,900
6.5% 3/8/47 (d)		300,000	261,750
6.75% 1/17/48 (d)		1,661,000	1,476,214
Turkish Republic:
4.25% 3/13/25		1,510,000	1,317,475
4.25% 4/14/26		655,000	543,650
4.75% 1/26/26		1,500,000	1,282,500
4.875% 10/9/26		1,395,000	1,157,850
4.875% 4/16/43		1,500,000	847,500
5.125% 2/17/28		755,000	588,900
5.75% 3/22/24		380,000	361,000
5.75% 5/11/47		542,000	325,200
6% 1/14/41		240,000	154,200
6.125% 10/24/28		510,000	413,100
6.35% 8/10/24		435,000	411,075
7.25% 12/23/23		870,000	871,088
Ukraine Government:
0% 5/31/41 (d)(f)		530,000	159,000
6.876% 5/21/31 (d)		245,000	46,550
7.253% 3/15/35 (d)		1,495,000	261,625
7.375% 9/25/34 (d)		420,000	74,550
7.75% 9/1/24 (d)		955,000	272,951
7.75% 9/1/25 (d)		1,640,000	393,600
7.75% 9/1/26 (d)		2,420,000	490,050
7.75% 9/1/28 (d)		820,000	166,050
7.75% 9/1/29 (d)		170,000	34,425
United Arab Emirates 4.05% 7/7/32 (d)		615,000	622,995
United Mexican States:
2.659% 5/24/31		665,000	550,288
3.25% 4/16/30		1,145,000	1,020,338
3.5% 2/12/34		1,095,000	912,135
3.75% 1/11/28		820,000	788,430
3.75% 4/19/71		1,230,000	805,881
4.5% 4/22/29		485,000	473,845
4.875% 5/19/33		560,000	536,200
5.75% 10/12/2110		1,520,000	1,302,260
6.05% 1/11/40		980,000	981,103
Uruguay Republic 5.1% 6/18/50		1,230,000	1,248,681
Venezuelan Republic:
9.25% 9/15/27 (e)		4,549,000	386,665
11.95% 8/5/31 (Reg. S) (e)		938,300	79,756
12.75% 12/31/49 (e)		199,600	17,216
Vietnamese Socialist Republic 5.5% 3/12/28		2,038,383	2,012,649
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $241,105,596)			197,815,430

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,291,938)		15,300,000	15,136,443
		Shares	Value

Common Stocks - 0.2%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (s)		149,986	2
Media - 0.0%
Altice U.S.A., Inc. Class A (s)		75,200	752,000

TOTAL COMMUNICATION SERVICES			752,002

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment, Inc. (s)		49,200	2,121,504
CEC Entertainment, Inc. (c)(s)		40,185	803,700
			2,925,204
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(s)		295	0

TOTAL CONSUMER DISCRETIONARY			2,925,204

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (c)(s)		55,600	6
Jonah Energy Parent LLC (c)(s)		36,493	2,566,188
			2,566,194
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp.		81,331	4,063,297
California Resources Corp. warrants 10/27/24 (s)		3,601	66,078
Chesapeake Energy Corp.		60,952	6,125,066
Chesapeake Energy Corp. (b)(s)		351	35,272
Denbury, Inc. (s)		15,462	1,375,036
EP Energy Corp. (c)(s)		3,729	34,866
EQT Corp.		62,000	2,963,600
Mesquite Energy, Inc. (c)(s)		66,231	4,202,381
New Fortress Energy, Inc.		42,300	2,425,905
Pioneer Natural Resources Co.		9,500	2,405,590
			23,697,091

TOTAL ENERGY			26,263,285

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)		5,205	510,090
Lime Tree Bay Ltd. (c)		464	15,651
			525,741
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(s)		47,366	370,876
TNT Crane & Rigging LLC warrants 10/31/25 (c)(s)		2,081	1,020
			371,896
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(s)		163,660	163,660
TOTAL COMMON STOCKS
(Cost $16,719,807)			31,001,788

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		11,325	291,619
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)		2,980	1,758,200
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)		37,320	827,384
Arbor Realty Trust, Inc. Series F, 6.25% (f)		22,800	484,728
Dynex Capital, Inc. Series C 6.90% (f)		11,400	259,464
Franklin BSP Realty Trust, Inc. 7.50%		18,900	386,883
MFA Financial, Inc. Series B, 7.50%		13,700	296,742
			2,255,201
TOTAL FINANCIALS			4,013,401
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%		550	5,973
Series C, 6.50%		14,300	154,154
DiamondRock Hospitality Co. 8.25%		7,100	186,659
iStar Financial, Inc. Series G, 7.65%		19,500	489,645
National Storage Affiliates Trust Series A, 6.00%		6,925	171,602
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	417,339
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	252,552
			1,677,924
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%		12,825	304,979
Series I, 7.15%		17,100	403,902
			708,881
TOTAL REAL ESTATE			2,386,805

TOTAL NONCONVERTIBLE PREFERRED STOCKS			6,400,206

TOTAL PREFERRED STOCKS
(Cost $5,566,378)			6,691,825
		Principal Amount(a)	Value

Bank Loan Obligations - 6.3%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.641% 11/30/27 (f)(g)(t)		699,212	686,682
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.03% 12/12/26 (f)(g)(t)		1,034,041	1,001,727
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0625% 10/2/27 (f)(g)(t)		888,936	791,713
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (f)(g)(t)		7,532,965	7,282,494
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 3/1/27 (f)(g)(t)		1,530,621	1,459,279
Lumen Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 3/15/27 (f)(g)(t)		679,323	638,564
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.127% 4/30/27 (f)(g)(t)		2,460,174	2,314,606
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.386% 8/1/29 (f)(g)(t)		2,210,000	1,869,284
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (f)(g)(t)		3,714,844	3,328,055
3 month U.S. LIBOR + 8.250% 11.0559% 11/1/25 (f)(g)(t)		2,059,000	1,817,500
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.7739% 9/21/27 (f)(g)(t)		2,472,529	2,377,757
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 3/9/27 (f)(g)(t)		7,691,809	6,994,777
			30,562,438
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.7044% 2/10/27 (f)(g)(t)		4,984,574	4,350,287
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.0239% 9/1/27 (f)(g)(t)		707,438	667,821
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.0239% 9/1/27 (f)(g)(t)		2,850,000	2,695,616
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (f)(g)(t)		2,860,397	1,831,141
1 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (f)(g)(t)		487,491	306,676
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (f)(g)(t)		321,507	340,396
15.25% 5/23/24 (t)		533,986	613,833
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 3/11/28 (f)(g)(t)		1,546,455	1,510,701
SMG U.S. Midco 2, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 1/23/25 (f)(g)(t)		850,852	819,651
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.8125% 8/5/28 (c)(f)(g)(t)		1,978,973	1,850,340
			14,986,462
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.8763% 10/28/27 (f)(g)(t)		5,013,106	4,695,626
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.262% 1/31/26 (f)(g)(t)		1,413,356	1,358,588
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.8144% 7/14/26 (f)(g)(t)		947,626	893,810
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.28% 2/1/27 (f)(g)(t)		8,592,762	8,318,138
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 4.641% 1/31/28(f)(g)(t)		4,180,000	4,015,935
CSC Holdings LLC:
Tranche B 5LN, term loan 1 month U.S. LIBOR + 2.500% 4.891% 4/15/27 (f)(g)(t)		2,559,375	2,463,936
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.641% 1/15/26 (f)(g)(t)		1,412,156	1,365,089
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 10.3874% 5/25/26 (f)(g)(t)		2,435,180	2,288,314
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.6374% 8/24/26 (f)(g)(t)		8,498,884	1,541,953
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.5239% 8/2/27 (f)(g)(t)		3,586,048	3,423,780
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.4074% 12/1/28 (c)(f)(g)(t)		4,060,500	3,766,114
Entercom Media Corp. Tranche B 2LN, term loan 1 month U.S. LIBOR + 2.500% 4.9934% 11/17/24 (f)(g)(t)		855,669	744,697
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3731% 12/1/28 (f)(g)(t)		1,039,775	1,022,692
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.141% 9/25/28 (f)(g)(t)		950,000	926,250
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.0553% 1/28/29 (f)(g)(t)		1,266,825	1,203,484
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.641% 7/17/25 (f)(g)(t)		2,330,190	2,253,014
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 9/19/26 (f)(g)(t)		2,489,159	2,465,835
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.5559% 7/31/25 (f)(g)(t)		4,379,228	4,227,312
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 6.1995% 1/31/26 (f)(g)(t)		3,743,054	3,613,208
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.9051% 8/14/26 (f)(g)(t)		1,881,218	1,819,138
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3134% 8/29/25 (f)(g)(t)		235,231	231,310
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 1/7/28 (f)(g)(t)		1,209,975	1,191,172
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.03% 9/30/26 (f)(g)(t)		1,288,563	1,235,950
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.5239% 8/14/26 (f)(g)(t)		1,636,183	1,610,822
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.2543% 6/10/29 (f)(g)(t)		675,000	661,500
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.6223% 1/31/29 (f)(g)(t)		3,800,475	3,679,810
1 month U.S. LIBOR + 3.250% 5.7739% 3/24/26 (f)(g)(t)		1,333,984	1,301,115
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 4.891% 1/31/28 (f)(g)(t)		2,000,000	1,952,500
			64,271,092
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.1231% 4/27/27 (f)(g)(t)		1,552,226	1,510,828
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (f)(g)(t)		11,739,353	11,103,432
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 4.28% 4/11/25 (f)(g)(t)		1,088,481	1,062,020
			13,676,280

TOTAL COMMUNICATION SERVICES			123,496,272

CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.3053% 3/5/28 (f)(g)(t)		2,313,937	2,154,276
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.0553% 3/16/29 (f)(g)(t)		812,963	795,183
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 4/30/26 (f)(g)(t)		1,868,801	1,816,475
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (f)(g)(t)		1,905,975	1,852,760
Novae LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.7267% 12/22/28 (f)(g)(t)		779,713	725,133
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.7267% 12/22/28 (f)(g)(t)		222,775	207,181
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.7739% 12/17/28 (f)(g)(t)		1,537,275	1,428,513
Power Stop LLC 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.8196% 1/26/29 (f)(g)(t)		1,012,463	759,347
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 7/28/28 (f)(g)(t)		730,750	693,847
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 1/29/28 (f)(g)(t)		1,550,375	1,407,492
			11,840,207
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5739% 5/23/27 (f)(g)(t)		684,470	659,315
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.9% 6/3/28 (f)(g)(t)		3,983,264	3,716,903
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.762% 3/1/25 (f)(g)(t)		1,857,952	1,821,573
Thor Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5% 2/1/26 (f)(g)(t)		310,613	307,507
			6,505,298
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 6.3723% 6/11/26 (f)(g)(t)		1,497,226	1,440,152
CME Term SOFR 1 Month Index + 4.620% 7.1803% 6/11/26 (f)(g)(t)		1,266,825	1,225,653
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.3723% 6/11/26 (f)(g)(t)		203,975	195,816
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 1/6/28 (f)(g)(t)		656,687	618,106
			3,479,727
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3681% 8/12/28 (f)(g)(t)		2,209,876	2,185,015
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (f)(g)(t)		3,783,976	3,687,484
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5004% 8/22/25 (f)(g)(t)		363,000	353,319
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 2/21/25 (f)(g)(t)		2,607,929	2,545,183
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8763% 10/1/28 (f)(g)(t)		681,575	656,868
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 11.3899% 3/13/25 (c)(f)(g)(t)		1,107,400	1,090,789
3 month U.S. LIBOR + 3.250% 6.0193% 3/13/25 (f)(g)(t)		1,017,066	982,740
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 6% 3/10/29 (f)(g)(t)		1,157,100	1,124,562
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 8/12/28 (f)(g)(t)		1,104,450	1,081,897
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 4/3/28 (f)(g)(t)		2,029,500	1,522,125
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.012% 1/15/27 (f)(g)(t)		710,074	702,974
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (f)(g)(t)		11,162,427	10,464,775
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 7/30/25 (f)(g)(t)		599,650	573,793
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (f)(g)(t)		1,159,210	1,029,888
			28,001,412
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.3874% 2/7/29 (c)(f)(g)(t)		2,655,000	2,469,150
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.127% 2/1/26 (f)(g)(t)		435,285	404,815
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1223% 2/1/26 (f)(g)(t)		970,738	893,079
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 8/17/28 (f)(g)(t)		2,383,335	2,314,814
Aramark Services, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 3/11/25 (f)(g)(t)		1,446,000	1,424,310
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 1/15/27 (f)(g)(t)		1,314,825	1,279,982
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.7739% 11/24/28 (c)(f)(g)(t)		977,550	962,887
Aristocrat Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 4.4044% 5/24/29 (f)(g)(t)		725,000	715,785
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6227% 10/1/28 (f)(g)(t)		3,293,450	3,133,718
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.4437% 9/9/26 (f)(g)(t)		1,766,157	1,722,003
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 11/19/26 (f)(g)(t)		1,706,250	1,654,704
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 7/20/25 (f)(g)(t)		5,613,357	5,560,031
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2739% 12/22/24 (f)(g)(t)		9,715,246	9,578,358
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.8769% 6/30/25 (f)(g)(t)		1,868,451	1,776,205
1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (f)(g)(t)		3,146,694	2,926,425
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.53% 3/17/28 (f)(g)(t)		987,500	967,750
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (f)(g)(t)		10,580,366	10,139,482
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.5625% 6/29/29 (f)(g)(t)		1,065,000	1,039,259
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0239% 2/1/24 (f)(g)(t)		7,380,000	7,309,300
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2504% 9/8/24 (f)(g)(t)		455,000	300,814
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 3/8/24 (f)(g)(t)		1,967,794	1,502,902
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.4553% 1/27/29 (f)(g)(t)		19,948,266	19,140,361
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.7739% 11/22/28 (f)(g)(t)		567,150	535,010
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5239% 11/30/23 (f)(g)(t)		2,735,248	2,723,842
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.46% 10/20/24 (f)(g)(t)		3,665,371	3,620,690
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (f)(g)(t)		1,089,000	1,066,087
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.31% 8/27/28 (f)(g)(t)		699,713	683,388
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 8/2/28 (f)(g)(t)		7,601,553	7,424,208
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1937% 6/21/26 (f)(g)(t)		1,646,634	1,608,761
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 4/26/28 (f)(g)(t)		1,047,336	997,588
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.625% 5/12/28 (f)(g)(t)		1,881,000	1,795,415
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 8/31/25 (f)(g)(t)		1,050,985	1,022,609
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 10.44% 6/23/26 (f)(g)(t)		920,700	816,357
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.8161% 10/20/28 (f)(g)(t)		1,162,110	1,109,815
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 5/29/26 (f)(g)(t)		1,484,314	1,450,085
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.57% 3/1/26 (f)(g)(t)		1,833,608	1,634,661
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.27% 4/27/24 (f)(g)(t)		154,263	150,876
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7504% 5/10/26 (f)(g)(t)		449,279	400,981
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.3044% 4/1/29 (f)(g)(t)		862,838	842,129
Ryman Hospitality Properties, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.000% 4.53% 5/11/24 (f)(g)(t)		307,348	303,761
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.4074% 4/7/29 (f)(g)(t)		3,180,000	3,124,350
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 5.6165% 4/4/29 (f)(g)(t)		3,585,000	3,448,089
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5625% 8/25/28 (f)(g)(t)		1,091,750	1,072,099
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5004% 7/16/26 (f)(g)(t)		2,849,200	2,779,166
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.78% 2/7/27 (f)(g)(t)		4,220,119	4,115,502
Travelport Finance Luxembourg SARL 1LN, term loan:
1 month U.S. LIBOR + 3.750% 11.0004% 2/28/25 (f)(g)(t)		1,993,425	1,947,955
3 month U.S. LIBOR + 6.750% 9.0004% 5/30/26 (f)(g)(t)		2,170,016	1,604,010
United PF Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 12/30/26 (f)(g)(t)		4,276,171	3,752,340
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.7504% 12/30/27 (f)(g)(t)		300,000	286,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 10.7504% 12/30/26 (c)(f)(g)(t)		437,213	422,457
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 7/21/28 (f)(g)(t)		4,798,656	4,542,215
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2739% 5/30/25 (f)(g)(t)		753,977	742,667
			133,239,747
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (f)(g)(t)		1,320,025	1,130,601
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.0374% 7/30/28 (f)(g)(t)		1,095,000	1,050,171
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.5696% 10/20/28 (f)(g)(t)		927,675	666,377
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 6/29/28 (f)(g)(t)		687,300	546,795
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.881% 6/29/28 (f)(g)(t)(u)		90,625	72,099
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 10/30/27 (f)(g)(t)		1,148,666	972,679
			4,438,722
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 3/5/28 (f)(g)(t)		40,061,767	38,699,667
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.812% 11/8/27 (f)(g)(t)		1,728,125	1,686,460
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 10/19/27 (f)(g)(t)		5,426,193	5,172,410
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 11/8/24 (f)(g)(t)		1,886,930	1,848,022
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 12/17/26 (f)(g)(t)		8,205,566	7,949,142
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.5696% 4/4/25 (f)(g)(t)		3,938,462	3,906,127
1 month U.S. LIBOR + 3.500% 6.5696% 2/25/27 (f)(g)(t)		1,906,113	1,877,522
			61,139,350
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0239% 1/4/26 (f)(g)(t)		1,825,495	1,819,416
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 5/28/28 (f)(g)(t)		1,346,400	1,299,949
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7.326% 12/14/26 (c)(f)(g)(t)		1,500,000	1,470,000
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0239% 12/21/25 (f)(g)(t)		967,500	811,220
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.37% 5/12/28 (f)(g)(t)		1,584,955	1,545,331
			6,945,916
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5% 3/10/26 (f)(g)(t)		1,722,069	1,668,977
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1231% 11/6/27 (f)(g)(t)		2,571,303	2,517,743
Adient U.S. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 4/8/28 (f)(g)(t)		702,900	687,528
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2771% 7/24/28 (f)(g)(t)		913,100	725,056
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (c)(f)(g)(t)		458,850	445,085
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.3727% 4/1/28 (f)(g)(t)		1,992,406	1,603,887
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.5163% 7/7/28 (f)(g)(t)		876,150	566,580
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (f)(g)(t)		4,906,742	4,466,362
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (f)(g)(t)		2,837,486	2,343,594
New Sk Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1574% 6/30/27 (f)(g)(t)		1,201,427	1,102,310
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 3/4/28 (f)(g)(t)		1,110,938	1,075,532
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 10/20/28 (f)(g)(t)		1,692,213	1,555,143
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.8053% 10/20/28 (f)(g)(t)		4,125,000	3,813,893
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.147% 2/8/28 (f)(g)(t)		760,000	704,900
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 4/14/28 (f)(g)(t)		3,574,985	3,354,515
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6169% 8/2/28 (f)(g)(t)		2,510,502	2,422,634
Woof Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.8134% 12/21/27 (f)(g)(t)		1,469,929	1,425,831
			28,810,593
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.0981% 4/28/28 (f)(g)(t)		810,957	781,560
Canada Goose, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 10/7/27 (f)(g)(t)		817,576	799,949
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.4495% 2/17/29 (f)(g)(t)		7,405,200	7,118,249
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 4/25/25 (f)(g)(t)		1,263,537	1,235,562
			9,935,320

TOTAL CONSUMER DISCRETIONARY			296,005,269

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 5.4051% 1/24/29 (f)(g)(t)		3,610,000	3,455,275
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.1544% 1/24/30 (f)(g)(t)		700,000	639,331
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/31/28 (f)(g)(t)		5,214,196	4,866,149
			8,960,755
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2739% 10/1/26 (f)(g)(t)		98,000	81,144
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2739% 10/1/25 (f)(g)(t)		278,885	244,722
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.391% 2/3/24 (f)(g)(t)		1,033,692	1,032,017
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 9.7949% 7/20/29 (f)(g)(t)		990,000	955,974
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 1/29/27 (f)(g)(t)		1,675,800	1,612,254
GOBP Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 10/22/25 (f)(g)(t)		319,343	315,651
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.3059% 11/20/25 (f)(g)(t)		2,455,836	1,969,924
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 9/23/27 (f)(g)(t)		2,199,432	2,123,486
United Natural Foods, Inc. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.6914% 10/22/25 (f)(g)(t)		500,000	494,635
			8,829,807
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 10/23/27 (f)(g)(t)		1,727,210	1,654,892
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.647% 5/16/29 (f)(g)(t)		3,115,000	2,996,256
JBS U.S.A. Lux SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.0696% 5/1/26 (f)(g)(t)		3,068,203	3,054,243
			7,705,391
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.56% 9/29/28 (f)(g)(t)		1,537,275	1,478,982
Energizer Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.625% 12/16/27 (f)(g)(t)		1,226,325	1,198,733
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8196% 12/22/26 (f)(g)(t)		3,544,663	3,410,852
Resideo Funding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.0678% 2/12/28 (f)(g)(t)		933,188	920,944
			7,009,511
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 5/17/28 (f)(g)(t)		1,975,075	1,698,565
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 12/21/25 (f)(g)(t)		2,453,873	2,331,179
			4,029,744

TOTAL CONSUMER STAPLES			36,535,208

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3681% 5/21/25 (f)(g)(t)		1,086,732	1,075,050
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.376% 11/14/26 (f)(g)(t)		1,587,949	1,540,311
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.500% 5.57% 10/31/26 (f)(g)(t)		1,293,558	1,270,921
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 3/17/28 (c)(f)(g)(t)		940,500	902,880
Citgo Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 7.000% 9.5239% 8/1/23 (f)(g)(t)		825,351	823,544
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.7739% 3/28/24 (f)(g)(t)		3,634,947	3,628,150
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 6/4/28 (f)(g)(t)		8,553,600	8,376,113
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7739% 3/30/25 (f)(g)(t)		1,334,244	1,299,940
EG America LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 6.5004% 3/10/26 (f)(g)(t)		1,135,527	1,108,910
3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (f)(g)(t)		6,535,097	6,371,720
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (f)(g)(t)		2,140,552	2,087,038
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (f)(g)(t)		937,887	794,625
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 9/29/28 (f)(g)(t)		4,556,393	4,505,134
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7739% 7/18/25 (f)(g)(t)		2,837,793	2,711,285
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 7/30/28 (f)(g)(t)		794,000	766,210
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.0544% 2/15/24 (f)(g)(t)		2,667,428	1,786,056
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(t)		1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(t)		528,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 9.1274% 6/21/26 (f)(g)(t)		1,094,063	1,071,787
			39,044,624

TOTAL ENERGY			40,119,674

FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.0239% 2/13/27 (f)(g)(t)		1,131,000	1,098,767
1 month U.S. LIBOR + 3.500% 6.0239% 2/13/27 (f)(g)(t)		1,075,387	1,043,459
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 1/27/27 (f)(g)(t)		664,975	644,195
Citadel Securities LP Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 5.0698% 2/27/28 (f)(g)(t)		2,863,750	2,797,540
CME Term SOFR 1 Month Index + 3.000% 2/2/28 (g)(t)(v)		1,070,000	1,049,488
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5004% 9/21/28 (f)(g)(t)		861,670	842,998
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.2053% 4/9/27 (f)(g)(t)		1,035,344	1,007,524
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8125% 8/3/25 (c)(f)(g)(t)		1,074,870	1,056,059
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.7317% 4/21/28 (f)(g)(t)		2,209,160	2,140,124
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 12/1/28 (f)(g)(t)		1,669,119	1,635,736
			13,315,890
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 18.4437% 9/16/25 (c)(f)(t)		236,397	236,988
Agellan Portfolio 9% 8/7/25 (c)(f)(t)		239,000	239,000
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 6/27/25 (f)(g)(t)		594,253	587,383
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 6/24/28 (f)(g)(t)		742,849	728,571
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5239% 7/3/24 (f)(g)(t)		1,126,977	1,109,599
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 9/24/27 (f)(g)(t)		1,053,983	1,014,459
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.9375% 9/1/27 (c)(f)(g)(t)		1,219,609	1,189,119
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.3053% 2/18/29 (f)(g)(t)		2,743,125	2,465,384
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 7.3074% 1/9/24 (c)(f)(g)(t)		3,692,270	3,581,502
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 8.6301% 11/5/29 (f)(g)(t)		795,000	750,615
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 11/8/26 (f)(g)(t)		1,567,092	1,519,421
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5511% 9/29/24 (f)(g)(t)		256,886	250,035
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 6.8719% 1/21/27 (c)(f)(g)(t)		2,258,104	2,258,104
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 11/16/26 (f)(g)(t)		1,550,266	1,515,385
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 12/1/28 (f)(g)(t)		1,670,178	1,637,075
UFC Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.52% 4/29/26 (f)(g)(t)		1,242,907	1,205,620
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 10.891% 11/15/22 (c)(f)(g)(t)		3,069,200	3,029,300
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7.7967% 2/9/27 (f)(g)(t)		1,885,000	1,804,888
			25,122,448
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.0239% 2/13/27 (f)(g)(t)		5,432,363	5,193,556
1 month U.S. LIBOR + 4.250% 6.6223% 2/15/27 (f)(g)(t)		2,621,015	2,540,209
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 5/10/25 (f)(g)(t)		1,882,466	1,843,047
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 5/9/25 (f)(g)(t)		727,500	711,437
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.877% 11/12/27 (f)(g)(t)		1,860,938	1,808,831
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 2/19/28 (f)(g)(t)		2,897,154	2,825,392
Asurion LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.4011% 8/16/28 (f)(g)(t)		2,783,329	2,593,144
Tranche B 7LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 11/3/24 (f)(g)(t)		5,444,294	5,227,502
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 7.7739% 1/31/28 (f)(g)(t)		8,625,000	7,374,375
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 7.7739% 1/20/29 (f)(g)(t)		1,925,000	1,633,844
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 12/23/26 (f)(g)(t)		7,658,176	7,001,794
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 7/31/27 (f)(g)(t)		2,044,125	1,866,961
HUB International Ltd.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.98% 4/25/25 (f)(g)(t)		4,046,971	3,980,803
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.77% 4/25/25 (f)(g)(t)		13,380,971	13,085,519
Ryan Specialty Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5553% 9/1/27 (f)(g)(t)		1,902,833	1,874,291
USI, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 12/2/26 (f)(g)(t)		731,268	719,846
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 5/16/24 (f)(g)(t)		3,788,956	3,740,798
			64,021,349
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 4.8053% 12/16/28 (c)(f)(g)(t)		1,300,046	1,280,545

TOTAL FINANCIALS			103,740,232

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 11/6/27 (f)(g)(t)		3,453,583	3,392,075
Embecta Corp. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 5.0544% 3/31/29 (f)(g)(t)		997,500	973,390
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 4.4544% 1/6/29 (f)(g)(t)		1,211,963	1,182,875
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 5/4/28 (f)(g)(t)		3,922,491	3,824,429
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.5532% 10/19/27 (f)(g)(t)		2,755,367	2,712,328
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 10/23/28 (f)(g)(t)		2,683,275	2,555,336
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 11/30/27 (f)(g)(t)		1,254,125	1,219,248
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 3/31/27 (f)(g)(t)		1,564,771	1,473,232
			17,332,913
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.1117% 2/2/29 (f)(g)(t)		1,665,000	1,567,881
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 8/23/28 (f)(g)(t)		1,254,225	1,204,445
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 7.9803% 2/12/28 (f)(g)(t)		890,000	852,175
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.35% 12/13/26 (f)(g)(t)		3,697,007	3,604,581
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 11/1/28 (f)(g)(t)		1,226,925	1,194,338
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (f)(g)(t)		15,369,476	14,994,922
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.3125% 3/15/28 (f)(g)(t)		1,412,125	1,374,294
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (f)(g)(t)		4,818,904	4,738,188
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8681% 10/14/28 (f)(g)(t)		748,125	729,422
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 8/31/26 (f)(g)(t)		1,300,534	1,150,167
2LN, term loan 1 month U.S. LIBOR + 8.250% 10.7739% 8/30/27 (f)(g)(t)		485,000	429,225
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.13% 3/2/28 (f)(g)(t)		585,628	494,856
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 11/15/28 (f)(g)(t)		5,940,113	5,776,759
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 6.0757% 6/20/26 (f)(g)(t)		1,336,500	1,146,049
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.14% 8/31/26 (f)(g)(t)		1,792,030	1,736,351
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 9.8731% 10/1/29 (f)(g)(t)		285,000	269,325
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6231% 10/1/28 (f)(g)(t)		3,290,162	3,150,660
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.8198% 11/20/26 (f)(g)(t)		3,134,505	2,975,178
			47,388,816
Health Care Technology - 0.2%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.7998% 2/15/29 (f)(g)(t)		18,803,043	17,956,907
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(t)(u)		3,186,957	3,043,543
Emerald TopCo, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 7/25/26 (f)(g)(t)		811,826	776,512
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 12/1/27 (f)(g)(t)		1,580,000	1,536,803
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.9375% 12/29/27 (f)(g)(t)		790,000	770,250
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 4/6/28 (f)(g)(t)		2,651,468	2,329,977
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8731% 9/30/26 (f)(g)(t)		2,775,888	2,707,351
			29,121,343
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (f)(g)(t)		1,200,633	1,180,522
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1231% 8/1/27 (f)(g)(t)		5,049,253	4,868,591
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 5/5/28 (f)(g)(t)		6,199,806	6,073,578
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (f)(g)(t)		4,432,605	4,377,197
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 4.9074% 4/20/29 (c)(f)(g)(t)		885,000	876,150
			16,195,516

TOTAL HEALTH CARE			111,219,110

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.81% 12/31/27 (f)(g)(t)		938,123	919,829
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.8053% 6/9/29 (f)(g)(t)		1,275,000	1,222,088
TransDigm, Inc.:
Tranche E 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 5/30/25 (f)(g)(t)		727,165	709,059
Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 12/9/25 (f)(g)(t)		9,670,538	9,405,855
Tranche G 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 8/22/24 (f)(g)(t)		1,380,541	1,353,400
WP CPP Holdings LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.56% 4/30/26 (f)(g)(t)		181,000	148,722
			13,758,953
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 4/8/26 (f)(g)(t)		1,025,691	986,971
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 4/4/26 (f)(g)(t)		551,446	530,629
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 11/23/28 (f)(g)(t)		1,920,188	1,805,936
Hanjin International Corp. 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.16% 12/23/22 (c)(f)(g)(t)		2,105,000	2,041,850
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.23% 3/24/28 (f)(g)(t)		952,613	916,890
			6,282,276
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.4599% 4/20/28 (f)(g)(t)		4,600,000	4,521,432
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.421% 8/11/28 (f)(g)(t)		1,405,000	1,356,078
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 7.3134% 7/2/27 (f)(g)(t)		3,065,000	3,108,584
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.4599% 10/20/27 (f)(g)(t)		3,020,000	3,056,119
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.533% 4/21/28 (f)(g)(t)		4,922,688	4,777,764
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0296% 12/11/26 (f)(g)(t)		651,892	594,734
			17,414,711
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.97% 5/17/28 (f)(g)(t)		3,424,259	2,795,907
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 5.0239% 10/1/26 (f)(g)(t)		1,240,993	1,220,442
1 month U.S. LIBOR + 2.750% 5.2739% 1/3/29 (f)(g)(t)		2,564,482	2,522,168
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 12/22/28 (f)(g)(t)		727,320	695,500
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.75% 12/22/28 (f)(g)(t)(u)		150,857	144,257
Foley Products Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 6.9544% 12/29/28 (f)(g)(t)		1,391,513	1,349,767
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.49% 1/24/29 (f)(g)(t)		1,926,638	1,870,437
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.3399% 2/25/29 (f)(g)(t)		9,240,000	8,052,660
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.3053% 2/28/27 (f)(g)(t)		1,651,975	1,622,768
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.1085% 4/29/29 (f)(g)(t)		3,505,000	3,267,992
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1181% 10/15/28 (f)(g)(t)		723,188	686,826
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (f)(g)(t)		990,990	980,020
			25,208,744
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 9/27/24 (f)(g)(t)		1,865,000	1,840,289
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.5553% 12/20/29 (f)(g)(t)		880,000	818,400
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.0553% 12/21/28 (f)(g)(t)		5,875,000	5,728,125
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 8.1181% 3/19/26 (f)(g)(t)		1,771,875	1,603,547
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.0696% 11/16/28 (f)(g)(t)		597,000	580,087
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.5696% 11/16/28 (f)(g)(t)		1,149,225	1,110,921
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 5/14/28 (f)(g)(t)		3,940,766	3,754,092
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.63% 7/9/28 (f)(g)(t)		1,523,488	1,481,348
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1107% 10/15/26 (f)(g)(t)		1,536,239	1,428,978
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9444% 6/21/24 (f)(g)(t)		11,294,284	10,290,787
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 5/17/28 (f)(g)(t)		498,170	474,507
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5239% 10/8/28 (f)(g)(t)		512,425	508,905
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.4751% 5/3/29 (f)(g)(t)		1,405,000	1,338,263
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 11/30/28 (f)(g)(t)		1,466,221	1,433,847
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 11/30/28 (f)(g)(t)		110,105	107,673
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 7/12/28 (f)(g)(t)		678,033	663,835
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5559% 8/1/26 (f)(g)(t)		1,675,416	1,633,883
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 10/21/28 (f)(g)(t)		997,487	969,558
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5239% 3/29/25 (f)(g)(t)		2,046,817	2,009,401
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 7.95% 6/30/28 (f)(g)(t)		643,379	604,777
Harland Clarke Holdings Corp. 1LN, term loan 1 month U.S. LIBOR + 7.750% 10.0004% 6/16/26 (f)(g)(t)		1,107,438	832,118
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2183% 3/5/28 (f)(g)(t)		1,135,668	1,083,620
KNS Acquisitions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.5004% 4/21/27 (f)(g)(t)		1,612,844	1,521,121
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (f)(g)(t)		2,623,500	2,527,296
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 6.3723% 1/23/27 (f)(g)(t)		2,156,000	2,091,320
CME Term SOFR 1 Month Index + 4.000% 5.16% 2/16/29 (f)(g)(t)		2,835,000	2,755,280
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 11.0004% 1/31/28 (c)(f)(g)(t)		1,180,000	1,115,100
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5239% 9/20/26 (f)(g)(t)		1,398,232	1,387,745
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5553% 8/4/28 (f)(g)(t)		3,046,975	2,983,324
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/6/25 (f)(g)(t)		1,750,111	1,415,087
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.2739% 7/8/28 (f)(g)(t)		1,019,875	982,905
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.875% 12/10/26 (c)(f)(g)(t)		3,054,006	3,008,196
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/29/25 (f)(g)(t)		840,515	741,183
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.7053% 4/14/29 (f)(g)(t)		1,424,099	1,383,156
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 4.38% 3/23/27 (f)(g)(t)		644,339	620,981
Wmb Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8/9/29 (g)(t)(v)		1,135,000	1,115,138
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0625% 4/1/28 (f)(g)(t)		598,950	590,714
			64,535,507
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.1846% 1/24/27 (f)(g)(t)		1,085,842	1,052,724
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.53% 1/21/28 (f)(g)(t)		1,198,630	1,170,354
CME Term SOFR 1 Month Index + 3.500% 5.8074% 1/21/28 (f)(g)(t)		1,050,000	1,031,625
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.7434% 1/23/27 (f)(g)(t)		1,940,996	1,897,323
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.3059% 6/4/28 (f)(g)(t)		3,838,787	3,704,430
CME Term SOFR 1 Month Index + 3.500% 6.1767% 6/2/28 (f)(g)(t)		997,494	957,594
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 5.9499% 9/27/24 (f)(g)(t)		837,176	829,850
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 5/7/28 (f)(g)(t)		1,334,913	1,289,525
			11,933,425
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.9551% 10/8/27 (f)(g)(t)		530,986	519,304
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.2077% 10/14/27 (f)(g)(t)		4,311,315	4,149,641
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.91% 5/13/29 (f)(g)(t)		1,748,317	1,727,914
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1123% 3/2/27 (f)(g)(t)		3,580,048	3,444,292
			9,841,151
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5698% 7/23/29 (f)(g)(t)		1,493,422	1,450,486
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6231% 11/15/26 (f)(g)(t)		127,677	124,485
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8731% 11/15/25 (f)(g)(t)		874,228	858,107
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 11.0271% 4/16/25 (c)(f)(g)(t)		407,263	387,918
			2,820,996
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.7739% 2/4/28 (f)(g)(t)		1,553,129	1,515,404
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.0239% 2/7/26 (f)(g)(t)		2,355,301	2,305,628
CME Term SOFR 1 Month Index + 3.750% 6.2053% 12/30/28 (f)(g)(t)		1,561,078	1,527,249
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.7497% 9/30/28 (f)(g)(t)		738,091	718,487
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0625% 6/2/28 (f)(g)(t)		5,699,688	4,880,357
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.31% 8/16/28 (f)(g)(t)		631,825	606,710
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 7/19/28 (f)(g)(t)		2,698,852	2,433,015
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.2053% 4/29/29 (f)(g)(t)		1,120,000	1,075,200
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.01% 8/27/28 (f)(g)(t)		1,500,000	1,467,000
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.2044% 1/21/29 (f)(g)(t)		771,125	752,811
			17,281,861
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2504% 12/30/26 (f)(g)(t)		1,955,000	1,910,563
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 5/19/28 (f)(g)(t)		994,950	970,852
Fly Funding II SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.62% 8/9/25 (f)(g)(t)		667,395	606,776
			1,577,628
Transportation Infrastructure - 0.1%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0429% 4/6/28 (f)(g)(t)		2,184,050	2,058,467
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 10.3769% 5/7/29 (c)(f)(g)(t)		295,000	236,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (f)(g)(t)		1,265,438	1,119,912
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.2053% 6/9/29 (f)(g)(t)		1,130,000	1,112,847
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.8059% 11/23/29 (c)(f)(g)(t)		780,000	776,100
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (f)(g)(t)		1,558,858	1,496,503
CME Term SOFR 1 Month Index + 4.000% 6.1544% 7/21/28 (f)(g)(t)		1,168,831	1,126,099
Tranche C 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (f)(g)(t)		578,309	555,176
CME Term SOFR 1 Month Index + 4.000% 6.1544% 7/21/28 (f)(g)(t)		81,169	78,201
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 7/22/28 (f)(g)(t)		1,582,050	1,506,412
			10,065,717

TOTAL INDUSTRIALS			182,631,532

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/10/25 (f)(g)(t)		2,906,030	2,353,884
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7739% 4/4/26 (f)(g)(t)		6,029,332	5,771,216
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 8/3/29 (c)(g)(t)(v)		1,205,000	1,144,750
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 9/25/26 (f)(g)(t)		3,574,332	3,404,122
			12,673,972
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 9.2739% 3/31/29 (f)(g)(t)		315,000	291,114
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 3/31/28 (f)(g)(t)		1,371,196	1,339,850
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3723% 8/10/27 (f)(g)(t)		1,837,500	1,802,661
Tranche B, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 2/15/24 (f)(g)(t)		1,884,852	1,864,666
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1231% 7/1/29 (f)(g)(t)		4,420,000	4,318,694
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8731% 9/28/24 (f)(g)(t)		2,347,994	2,333,319
			11,950,304
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.2044% 2/16/28 (f)(g)(t)		2,057,292	2,014,438
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 9/7/28 (c)(f)(g)(t)		776,100	756,698
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 12/4/27 (f)(g)(t)		1,270,056	1,197,295
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 10/31/26 (f)(g)(t)		3,693,750	3,592,172
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 10/31/26 (f)(g)(t)		2,190,522	2,134,401
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 9.25% 5/31/25 (f)(g)(t)		6,139,144	4,744,208
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (c)(f)(g)(t)		1,990,506	1,945,720
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 3/26/28 (f)(g)(t)		5,240,454	5,087,590
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.5553% 11/10/27 (f)(g)(t)		2,282,079	2,190,795
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 2/1/28 (f)(g)(t)		9,173,891	8,898,674
Sabre GLBL, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.5553% 6/30/28 (f)(g)(t)		1,110,000	1,068,375
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 12/17/27 (f)(g)(t)		242,342	226,590
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 12/17/27 (f)(g)(t)		386,308	361,198
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 5.4553% 8/31/28 (f)(g)(t)		2,969,294	2,918,816
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 5/1/24 (f)(g)(t)		229,723	226,852
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3723% 8/27/25 (f)(g)(t)		4,473,341	4,435,139
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.397% 1/13/29 (f)(g)(t)		3,895,000	3,786,252
WEX, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 4/1/28 (f)(g)(t)		298,750	292,028
			45,877,241
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.57% 7/6/29 (f)(g)(t)		3,925,000	3,912,401
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.1463% 8/17/29 (f)(g)(t)		3,795,000	3,747,563
			7,659,964
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 6.8747% 3/10/27 (c)(f)(g)(t)		1,672,213	1,634,588
Applied Systems, Inc. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 9/19/24 (f)(g)(t)		500,000	495,250
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 10/25/28 (f)(g)(t)		940,000	912,392
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 8/15/25 (f)(g)(t)		3,919,610	3,839,807
Aptean, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3196% 4/23/26 (f)(g)(t)		1,134,288	1,081,589
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 8.2739% 12/10/29 (f)(g)(t)		440,380	394,581
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 12/10/28 (f)(g)(t)		6,916,537	6,583,091
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.9797% 11/24/26 (f)(g)(t)		2,084,525	1,514,762
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (f)(g)(t)		5,235,000	5,096,115
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 4/30/25 (f)(g)(t)		2,287,950	2,227,319
ConnectWise LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 9/30/28 (f)(g)(t)		2,373,075	2,302,618
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.9027% 10/16/26 (f)(g)(t)		5,354,120	5,200,939
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.9027% 2/19/29 (f)(g)(t)		1,330,000	1,260,840
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 7/31/27 (f)(g)(t)		2,837,256	2,749,187
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (f)(g)(t)		697,000	620,135
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8707% 6/13/24 (f)(g)(t)		2,155,417	2,012,362
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.37% 3/3/28 (f)(g)(t)		1,351,136	1,304,576
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 12/1/27 (f)(g)(t)		1,640,025	1,609,570
Hyland Software, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.250% 8.7739% 7/10/25 (f)(g)(t)		126,720	124,502
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 7/1/24 (f)(g)(t)		3,160,831	3,116,801
MA FinanceCo. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.915% 6/5/25 (f)(g)(t)		597,508	588,922
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.1574% 3/1/29 (f)(g)(t)		860,000	813,775
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 9/15/24 (f)(g)(t)		3,550,949	3,459,228
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 8.7053% 2/23/29 (f)(g)(t)		1,660,000	1,588,620
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2739% 9/15/24 (f)(g)(t)		3,542,380	3,449,782
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 12/10/28 (f)(g)(t)		608,475	570,445
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.38% 9/4/26 (f)(g)(t)		100,000	96,667
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.63% 9/5/25 (f)(g)(t)		721,424	704,290
NortonLifeLock, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 1/28/29 (g)(t)(v)		4,600,000	4,456,250
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 6/2/28 (f)(g)(t)		9,506,080	9,110,437
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0239% 5/30/26 (f)(g)(t)		1,721,819	1,667,289
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (f)(g)(t)		4,482,475	4,306,538
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.6167% 2/15/28 (f)(g)(t)		3,995,774	3,216,039
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 4/22/28 (f)(g)(t)		4,032,069	3,873,568
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 9/30/28 (f)(g)(t)		1,348,503	1,106,622
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.7874% 3/17/29 (f)(g)(t)		925,000	901,413
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7739% 5/31/25 (f)(g)(t)		1,619,710	1,573,402
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.1934% 10/7/27 (f)(g)(t)		6,977,606	6,729,064
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 4/16/25 (f)(g)(t)		1,277,569	1,247,828
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 4/16/25 (f)(g)(t)		1,037,043	1,012,901
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 4/16/25 (f)(g)(t)		3,820,995	3,727,610
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 1/31/27 (f)(g)(t)		665,216	652,191
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1223% 5/4/26 (f)(g)(t)		5,885,073	5,723,999
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (f)(g)(t)		7,504,833	7,259,575
2LN, term loan 1 month U.S. LIBOR + 5.250% 7.5351% 5/3/27 (f)(g)(t)		2,665,000	2,589,634
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 2/28/27 (f)(g)(t)		3,220,464	3,152,029
			117,659,142
Technology Hardware, Storage & Peripherals - 0.1%
Seattle Spinco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.3998% 3/1/27 (c)(f)(g)(t)		5,177,292	5,099,632
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2739% 6/21/24 (f)(g)(t)		4,695,868	4,625,430
			9,725,062

TOTAL INFORMATION TECHNOLOGY			205,545,685

MATERIALS - 0.4%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 9/30/28 (f)(g)(t)		2,047,003	1,932,719
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.5239% 9/22/29 (c)(f)(g)(t)		345,000	329,475
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 1% 9/30/28 (f)(g)(t)(u)		300,334	283,567
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 10.1937% 11/24/28 (f)(g)(t)		485,000	454,081
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.4437% 11/24/27 (f)(g)(t)		2,559,455	2,457,077
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/27/29 (g)(t)(v)		815,000	810,925
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.1632% 5/27/29 (c)(f)(g)(t)		890,000	849,950
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (c)(f)(g)(t)		3,122,648	3,013,356
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2929% 5/7/25 (f)(g)(t)		1,741,955	1,689,696
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8/3/29 (g)(t)(v)		4,475,000	4,189,719
Element Solutions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5239% 1/31/26 (f)(g)(t)		723,905	717,752
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 5/27/28 (f)(g)(t)		1,426,398	1,263,546
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 7/3/28 (f)(g)(t)		1,657,423	1,523,453
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 7.4125% 3/15/29 (f)(g)(t)		3,970,000	3,642,475
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 9.8345% 2/9/30 (c)(f)(g)(t)		675,000	580,500
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 1/20/26 (f)(g)(t)		3,309,306	3,223,826
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.0544% 1/3/29 (f)(g)(t)		770,000	660,275
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 7.2995% 12/1/26 (c)(f)(g)(t)		1,599,469	1,455,517
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7504% 3/1/26 (f)(g)(t)		2,072,798	2,030,824
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (f)(g)(t)		4,648,125	4,464,385
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 5.6875% 10/11/24 (f)(g)(t)		895,406	858,470
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 10/1/25 (f)(g)(t)		2,924,825	2,846,586
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.13% 4/3/25 (f)(g)(t)		1,893,625	1,843,917
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 9/22/28 (f)(g)(t)		1,561,078	1,528,560
			42,650,651
Construction Materials - 0.0%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 6.8053% 4/1/29 (c)(f)(g)(t)		575,000	559,188
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1253% 3/27/28 (f)(g)(t)		2,126,408	2,094,512
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2053% 10/19/27 (f)(g)(t)		2,623,635	2,530,023
			5,183,723
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 3/3/28 (f)(g)(t)		2,742,869	2,653,396
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.12% 3/11/28 (f)(g)(t)		3,059,419	2,949,616
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1776% 7/1/26 (f)(g)(t)		2,530,575	2,470,878
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6231% 4/3/24 (f)(g)(t)		344,405	336,594
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.2739% 12/21/26 (f)(g)(t)		2,028,313	1,982,675
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 12/1/27 (f)(g)(t)		2,070,975	2,008,100
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.7303% 4/13/29 (f)(g)(t)		10,760,000	10,368,121
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 8/4/27 (f)(g)(t)		2,544,302	2,480,695
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.3164% 2/9/26 (f)(g)(t)		1,071,438	981,255
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 6.8% 7/31/26 (f)(g)(t)		731,250	709,861
1 month U.S. LIBOR + 4.000% 6.8% 8/1/26 (f)(g)(t)		744,375	720,183
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 1/30/27 (f)(g)(t)		2,247,756	2,198,934
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.6223% 2/5/26 (f)(g)(t)		997,468	971,704
1 month U.S. LIBOR + 3.500% 6.0239% 9/24/28 (f)(g)(t)		1,538,375	1,494,424
			32,326,436
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3125% 5/26/28 (f)(g)(t)		1,016,425	1,008,487
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 6/1/28 (f)(g)(t)		990,000	943,282
			1,951,769
Paper & Forest Products - 0.0%
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 3/1/28 (f)(g)(t)		620,301	423,355

TOTAL MATERIALS			82,535,934

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 8/21/25 (f)(g)(t)		4,390,768	4,270,022
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.0511% 1/30/27 (f)(g)(t)		1,780,594	1,596,178
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.0511% 1/30/27 (f)(g)(t)		100,709	90,279
			5,956,479
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.1905% 8/1/25 (f)(g)(t)		2,145,000	2,108,535
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 8/1/25 (f)(g)(t)		5,777,769	5,632,632
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.57% 12/15/27 (f)(g)(t)		936,311	922,604
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1% 11/1/26 (f)(g)(t)		674,571	644,047
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5625% 6/23/25 (f)(g)(t)		14,351,660	14,055,729
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.12% 12/31/25 (f)(g)(t)		4,005,695	3,921,215
			27,284,762
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6.4434% 8/27/28 (c)(f)(g)(t)		1,872,679	1,779,046
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.0004% 3/25/28 (f)(g)(t)		742,500	726,024
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.875% 11/14/25 (c)(f)(g)(t)		965,000	936,050
TerraForm Power Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.2154% 5/20/29 (f)(g)(t)		1,030,000	1,019,700
			4,460,820
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 6/17/28 (f)(g)(t)		110,000	104,578

TOTAL UTILITIES			31,850,160

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,260,734,985)			1,219,635,555

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (f)		5,039,000	4,875,073
KeyBank NA 6.95% 2/1/28		718,000	771,292
Regions Bank 6.45% 6/26/37		8,935,000	9,942,578
TOTAL BANK NOTES
(Cost $15,969,540)			15,588,943
		Shares	Value

Fixed-Income Funds - 0.1%
iShares Broad USD High Yield Corporate Bond ETF (m)
(Cost $19,150,735)		508,800	17,889,408
		Principal Amount(a)	Value

Preferred Securities - 0.7%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		1,000,000	831,043
Telefonica Europe BV:
2.625% (Reg. S) (f)(i)	EUR	2,400,000	2,372,723
3.875% (Reg. S) (f)(i)	EUR	2,100,000	1,977,061
			5,180,827
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.375% (Reg. S) (f)(i)	EUR	2,500,000	2,417,057
3.748% (Reg. S) (f)(i)	EUR	800,000	710,396
3.875% (Reg. S) (f)(i)	EUR	9,400,000	8,130,361
4.625% (Reg. S) (f)(i)	EUR	5,150,000	5,162,826
			16,420,640
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		1,971,000	1,977,757
Danone SA 1.75% (Reg. S) (f)(i)	EUR	2,600,000	2,550,512
			4,528,269
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(i)	EUR	9,510,000	7,553,755

TOTAL CONSUMER STAPLES			12,082,024

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (f)(i)		910,000	345,742
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(i)	EUR	1,780,000	1,725,284
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(i)	EUR	1,800,000	1,762,432
Banco Do Brasil SA 6.25% (d)(f)(i)		805,000	724,071
Banco Mercantil del Norte SA:
6.75% (d)(f)(i)		830,000	808,238
7.625% (d)(f)(i)		352,000	334,223
Bank of America Corp. 5.125% (f)(i)		530,000	512,832
Bank of Nova Scotia:
4.65% (f)(i)		2,677,000	2,407,402
4.9% (f)(i)		1,100,000	1,055,080
Barclays Bank PLC 7.625% 11/21/22		3,345,000	3,433,405
Barclays PLC:
5.875% (Reg. S) (f)(i)	GBP	1,000,000	1,072,266
7.125% (f)(i)	GBP	250,000	281,415
8.875% (f)(i)	GBP	1,000,000	1,189,761
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		485,000	435,417
5.35% 11/12/29 (d)(f)		265,000	257,771
BNP Paribas SA 6.625% (Reg. S) (f)(i)		2,230,000	2,221,759
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		980,000	998,968
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		200,000	199,952
HSBC Holdings PLC 6.375% (f)(i)		2,550,000	2,528,923
Itau Unibanco Holding SA 6.125% (d)(f)(i)		1,140,000	1,055,425
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.5971% (f)(g)(i)		620,000	618,227
3 month U.S. LIBOR + 3.470% 6.2759% (f)(g)(i)		615,000	614,801
Lloyds Banking Group PLC 5.125% (f)(i)	GBP	220,000	236,219
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(i)		850,000	794,898
NBK Tier 1 Ltd. 3.625% (d)(f)(i)		340,000	298,788
Societe Generale 7.875% (Reg. S) (f)(i)		900,000	905,311
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(i)	EUR	1,545,650	1,572,802
Tinkoff Credit Systems 6% (d)(f)(i)		390,000	126,395
			28,172,065
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(i)		7,755,000	7,478,580
UBS Group AG 7% (Reg. S) (f)(i)		644,000	671,179
			8,149,759
Insurance - 0.1%
Aviva PLC 6.125% (f)(i)	GBP	3,470,000	4,265,658
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(i)		4,059,000	3,839,552
5.875% (d)(f)(i)		2,110,000	2,086,865
			10,192,075

TOTAL FINANCIALS			46,513,899

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	8,200,000	7,461,588
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		1,015,000	1,017,965
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(i)	GBP	900,000	957,051
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		3,500,000	3,250,497

TOTAL INDUSTRIALS			5,225,513

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(i)		350,000	304,377
5.65% (d)(f)(i)		1,015,000	995,259
			1,299,636
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(i)		1,380,000	1,177,692
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (f)(i)	EUR	6,000,000	4,869,293
AT Securities BV 5.25% (Reg. S) (f)(i)		5,250,000	4,704,216
Citycon Oyj 4.496% (Reg. S) (f)(i)	EUR	1,555,000	1,194,606
CPI Property Group SA 3.75% (Reg. S) (f)(i)	EUR	3,955,000	2,454,097
Grand City Properties SA 1.5% (Reg. S) (f)(i)	EUR	6,000,000	4,637,997
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(i)	EUR	5,790,000	4,631,565
3.625% (Reg. S) (f)(i)	EUR	1,410,000	1,073,700
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(i)	EUR	2,605,000	1,184,530
			24,750,004
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA:
5.25% (Reg. S) (f)(i)		9,240,000	8,949,869
5.625% (Reg. S) (f)(i)		2,370,000	2,230,803
Enel SpA 2.5% (Reg. S) (f)(i)	EUR	3,760,000	3,709,639
SSE PLC:
3.74% (Reg. S) (f)(i)	GBP	1,920,000	2,092,700
4% (Reg. S) (f)(i)	EUR	2,760,000	2,585,484
			19,568,495
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (f)(i)	EUR	705,000	694,825
Veolia Environnement SA 2% (Reg. S) (f)(i)	EUR	3,500,000	2,947,668
			3,642,493

TOTAL UTILITIES			23,210,988

TOTAL PREFERRED SECURITIES
(Cost $179,153,976)			143,668,553
		Shares	Value

Money Market Funds - 9.8%
Fidelity Cash Central Fund 2.33% (w)		1,357,097,558	1,357,368,977
Fidelity Securities Lending Cash Central Fund 2.34% (w)(x)		534,685,426	534,738,895
TOTAL MONEY MARKET FUNDS
(Cost $1,892,105,675)			1,892,107,872
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 5.75% on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	9/21/22	EUR 29,700,000	$536,360
Option with an exercise rate of 6.00% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	10/19/22	EUR 25,400,000	571,600

TOTAL PUT OPTIONS			1,107,960

TOTAL PURCHASED SWAPTIONS
(Cost $1,464,979)			1,107,960
TOTAL INVESTMENT IN SECURITIES - 110.0%
(Cost $22,964,127,248)			21,224,754,840
NET OTHER ASSETS (LIABILITIES) - (10.0)%			(1,920,903,816)
NET ASSETS - 100%			$19,303,851,024

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/52	$(9,400,000)	$(8,305,058)
2% 9/1/52	(53,100,000)	(46,914,742)
2% 9/1/52	(26,550,000)	(23,457,371)
2% 9/1/52	(18,600,000)	(16,433,412)
2% 9/1/52	(9,500,000)	(8,393,410)
2.5% 9/1/52	(50,000,000)	(45,589,810)
3% 9/1/52	(12,100,000)	(11,356,355)
3% 9/1/52	(7,250,000)	(6,804,427)
4% 9/1/52	(5,200,000)	(5,123,295)

TOTAL GINNIE MAE		(172,377,880)

Uniform Mortgage Backed Securities
1.5% 9/1/37	(9,750,000)	(8,757,681)
1.5% 9/1/37	(7,300,000)	(6,557,033)
2% 9/1/37	(17,550,000)	(16,171,504)
2% 9/1/37	(8,800,000)	(8,108,788)
2% 9/1/37	(8,800,000)	(8,108,788)
2% 9/1/52	(3,600,000)	(3,097,970)
2% 9/1/52	(1,800,000)	(1,548,985)
2% 9/1/52	(10,800,000)	(9,293,911)
2% 9/1/52	(63,150,000)	(54,343,565)
2% 9/1/52	(37,850,000)	(32,571,715)
2% 9/1/52	(56,800,000)	(48,879,087)
2% 9/1/52	(7,300,000)	(6,281,995)
2% 9/1/52	(3,350,000)	(2,882,833)
2% 9/1/52	(3,250,000)	(2,796,779)
2% 9/1/52	(3,700,000)	(3,184,025)
2% 9/1/52	(9,500,000)	(8,175,199)
2% 9/1/52	(3,500,000)	(3,011,916)
2.5% 9/1/37	(6,800,000)	(6,430,247)
2.5% 9/1/37	(3,600,000)	(3,404,248)
2.5% 9/1/37	(15,400,000)	(14,562,617)
2.5% 9/1/52	(10,200,000)	(9,109,877)
3% 9/1/52	(6,900,000)	(6,385,197)
3% 9/1/52	(5,700,000)	(5,274,728)
3% 9/1/52	(4,900,000)	(4,534,415)
3% 9/1/52	(6,700,000)	(6,200,119)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(279,673,222)

TOTAL TBA SALE COMMITMENTS
(Proceeds $458,895,924)		$(452,051,102)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	38	Sept. 2022	$3,119,120	$(7,355)	$(7,355)
Eurex Euro-Bund Contracts (Germany)	108	Sept. 2022	16,059,865	(483,374)	(483,374)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	53	Sept. 2022	8,766,983	(549,263)	(549,263)
TME 10 Year Canadian Note Contracts (Canada)	181	Dec. 2022	17,170,434	(20,129)	(20,129)
TOTAL BOND INDEX CONTRACTS					(1,060,121)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	574	Dec. 2022	119,580,344	(406,507)	(406,507)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	484	Dec. 2022	53,637,031	(594,844)	(594,844)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	337	Dec. 2022	45,779,344	(1,331,024)	(1,331,024)
TOTAL TREASURY CONTRACTS					(2,332,375)

TOTAL PURCHASED					(3,392,496)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	135	Sept. 2022	16,698,048	277,335	277,335
ICE Long Gilt Contracts (United Kingdom)	69	Dec. 2022	8,651,377	220,633	220,633
TOTAL BOND INDEX CONTRACTS					497,968
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	305	Dec. 2022	35,656,406	554,260	554,260
CBOT 5-Year U.S. Treasury Note Contracts (United States)	369	Dec. 2022	40,892,695	364,878	364,878
CBOT Long Term U.S. Treasury Bond Contracts (United States)	440	Dec. 2022	59,771,250	1,701,127	1,701,127
TOTAL TREASURY CONTRACTS					2,620,265

TOTAL SOLD					3,118,233

TOTAL FUTURES CONTRACTS					$(274,263)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
CAD	65,000	USD	49,630	Brown Brothers Harriman & Co	9/1/22	$(139)
EUR	210,000	USD	210,996	BNP Paribas S.A.	9/1/22	43
USD	58,317	GBP	50,000	JPMorgan Chase Bank, N.A.	9/1/22	232
CAD	574,000	USD	438,211	Brown Brothers Harriman & Co	9/15/22	(1,208)
EUR	6,774,000	USD	6,812,334	BNP Paribas S.A.	9/15/22	1,200
EUR	188,000	USD	191,446	BNP Paribas S.A.	9/15/22	(2,349)
EUR	584,000	USD	585,034	BNP Paribas S.A.	9/15/22	2,375
EUR	270,000	USD	269,511	JPMorgan Chase Bank, N.A.	9/15/22	2,065
EUR	729,000	USD	726,190	JPMorgan Chase Bank, N.A.	9/15/22	7,065
EUR	311,000	USD	322,653	State Street Bank and Trust Co	9/15/22	(9,838)
EUR	322,000	USD	328,656	State Street Bank and Trust Co	9/15/22	(4,776)
GBP	266,000	USD	314,044	Brown Brothers Harriman & Co	9/15/22	(4,953)
GBP	1,830,000	USD	2,129,673	Goldman Sachs Bank USA	9/15/22	(3,222)
GBP	362,000	USD	427,503	Royal Bank of Canada	9/15/22	(6,861)
GBP	156,000	USD	188,683	State Street Bank and Trust Co	9/15/22	(7,412)
USD	36,061	AUD	52,000	BNP Paribas S.A.	9/15/22	472
USD	133,728	AUD	190,000	BNP Paribas S.A.	9/15/22	3,692
USD	64,004	AUD	92,000	HSBC Bank	9/15/22	1,039
USD	315,001	CAD	405,000	BNP Paribas S.A.	9/15/22	6,663
USD	169,594	CAD	219,000	Bank of America, N.A.	9/15/22	2,862
USD	233,451	CAD	303,000	State Street Bank and Trust Co	9/15/22	2,768
USD	221,595,350	EUR	216,569,000	BNP Paribas S.A.	9/15/22	3,762,417
USD	486,262	EUR	475,000	BNP Paribas S.A.	9/15/22	8,490
USD	706,995	EUR	690,000	Citibank, N. A.	9/15/22	12,968
USD	686,792	EUR	671,000	JPMorgan Chase Bank, N.A.	9/15/22	11,876
USD	770,088	EUR	772,000	JPMorgan Chase Bank, N.A.	9/15/22	(6,417)
USD	522,008	EUR	511,000	State Street Bank and Trust Co	9/15/22	8,026
USD	678,707	EUR	669,000	State Street Bank and Trust Co	9/15/22	5,803
USD	306,848	GBP	250,000	Citibank, N. A.	9/15/22	16,349
USD	96,752,693	GBP	79,105,000	Goldman Sachs Bank USA	9/15/22	4,833,105
USD	278,757	GBP	230,000	State Street Bank and Trust Co	9/15/22	11,498
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$8,653,833
					Unrealized Appreciation	8,701,008
					Unrealized Depreciation	(47,175)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$24,350,000	$153,963	$(319)	$153,644
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,000,000	107,531	(123,633)	(16,102)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,900,000	22,701	(16,567)	6,134
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,770,000	45,044	(41,944)	3,100
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,070,000	36,680	13,758	50,438
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,060,000	108,248	(27,875)	80,373
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	3,760,000	44,924	(45,040)	(116)
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	580,000	6,930	(870)	6,060
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,950,000	35,246	(11,851)	23,395
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,840,000	21,984	(31,479)	(9,495)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,740,000	44,685	(52,429)	(7,744)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,000,000	47,792	(27,629)	20,163
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,500,000	29,870	(13,547)	16,323
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,390,000	28,555	(17,182)	11,373
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,890,000	22,582	(18,016)	4,566
Intesa Sanpaolo SpA	Dec. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 4,100,000	30,779	91,900	122,679

TOTAL CREDIT DEFAULT SWAPS						$787,514	$(322,723)	$464,791

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2024	$27,092,000	$(188,579)	$0	$(188,579)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2027	14,115,000	(147,010)	0	(147,010)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2032	209,000	(1,493)	0	(1,493)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2052	777,000	(5,317)	0	(5,317)

TOTAL INTEREST RATE SWAPS							$(342,399)	$0	$(342,399)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound sterling

USD – U.S. dollar

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,672,843 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,012,299,731 or 20.8% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,052,111.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $891,020.

 (l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $18,592,454.

 (m) Security or a portion of the security is on loan at period end.

 (n) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (o) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (q) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (s) Non-income producing

 (t) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (u) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,706,117 and $3,525,441, respectively.

 (v) The coupon rate will be determined upon settlement of the loan after period end.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (x) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$3,324
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	$521,057
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/18/22	$899,094

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$1,204,129,367	$9,599,185,033	$9,445,945,423	$7,085,005	$--	$--	$1,357,368,977	2.7%
Fidelity Securities Lending Cash Central Fund 2.34%	--	6,216,557,613	5,681,818,718	457,782	--	--	534,738,895	1.5%
Total	$1,204,129,367	$15,815,742,646	$15,127,764,141	$7,542,787	$--	$--	$1,892,107,872

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$752,002	$752,000	$2	$--
Consumer Discretionary	2,925,204	2,121,504	--	803,700
Energy	26,263,285	19,459,844	--	6,803,441
Financials	4,539,142	2,255,201	--	2,283,941
Industrials	371,896	--	--	371,896
Information Technology	163,660	--	--	163,660
Real Estate	2,678,424	2,386,805	291,619	--
Corporate Bonds	6,956,142,478	--	6,946,197,407	9,945,071
U.S. Government and Government Agency Obligations	5,753,022,926	--	5,753,022,926	--
U.S. Government Agency - Mortgage Securities	2,757,183,135	--	2,757,183,135	--
Asset-Backed Securities	1,091,679,591	--	1,090,677,654	1,001,937
Collateralized Mortgage Obligations	132,788,148	--	132,788,139	9
Commercial Mortgage Securities	903,717,636	--	899,761,387	3,956,249
Municipal Securities	89,577,149	--	89,577,149	--
Foreign Government and Government Agency Obligations	197,815,430	--	197,815,430	--
Supranational Obligations	15,136,443	--	15,136,443	--
Bank Loan Obligations	1,219,635,555	--	1,164,859,452	54,776,103
Bank Notes	15,588,943	--	15,588,943	--
Fixed-Income Funds	17,889,408	17,889,408	--	--
Preferred Securities	143,668,553	--	143,668,553	--
Money Market Funds	1,892,107,872	1,892,107,872	--	--
Purchased Swaptions	1,107,960	--	1,107,960	--
Total Investments in Securities:	$21,224,754,840	$1,936,972,634	$19,207,676,199	$80,106,007
Derivative Instruments:
Assets
Futures Contracts	$3,118,233	$3,118,233	$--	$--
Forward Foreign Currency Contracts	8,701,008	--	8,701,008	--
Swaps	787,514	--	787,514	--
Total Assets	$12,606,755	$3,118,233	$9,488,522	$--
Liabilities
Futures Contracts	$(3,392,496)	$(3,392,496)	$--	$--
Forward Foreign Currency Contracts	(47,175)	--	(47,175)	--
Swaps	(342,399)	--	(342,399)	--
Total Liabilities	$(3,782,070)	$(3,392,496)	$(389,574)	$--
Total Derivative Instruments:	$8,824,685	$(274,263)	$9,098,948	$--
Other Financial Instruments:
TBA Sale Commitments	$(452,051,102)	$--	$(452,051,102)	$--
Total Other Financial Instruments:	$(452,051,102)	$--	$(452,051,102)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$1,107,960	$0
Swaps(b)	787,514	0
Total Credit Risk	1,895,474	0
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	8,701,008	(47,175)
Total Foreign Exchange Risk	8,701,008	(47,175)
Interest Rate Risk
Futures Contracts(d)	3,118,233	(3,392,496)
Swaps(b)	0	(342,399)
Total Interest Rate Risk	3,118,233	(3,734,895)
Total Value of Derivatives	$13,714,715	$(3,782,070)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $522,478,406) — See accompanying schedule: Unaffiliated issuers (cost $21,072,021,573)	$19,332,646,968
Fidelity Central Funds (cost $1,892,105,675)	1,892,107,872
Total Investment in Securities (cost $22,964,127,248)		$21,224,754,840
Cash		1,939,126
Foreign currency held at value (cost $1,005,004)		993,144
Receivable for investments sold		6,563,747
Receivable for TBA sale commitments		458,895,924
Unrealized appreciation on forward foreign currency contracts		8,701,008
Receivable for fund shares sold		100,000,000
Dividends receivable		176,955
Interest receivable		135,449,003
Distributions receivable from Fidelity Central Funds		2,750,207
Receivable for daily variation margin on futures contracts		299,150
Bi-lateral OTC swaps, at value		787,514
Prepaid expenses		31,193
Other receivables		83
Total assets		21,941,341,894
Liabilities
Payable for investments purchased
Regular delivery	$156,558,524
Delayed delivery	1,488,963,877
TBA sale commitments, at value	452,051,102
Unrealized depreciation on forward foreign currency contracts	47,175
Accrued management fee	4,788,140
Payable for daily variation margin on centrally cleared OTC swaps	36,729
Other payables and accrued expenses	306,428
Collateral on securities loaned	534,738,895
Total liabilities		2,637,490,870
Net Assets		$19,303,851,024
Net Assets consist of:
Paid in capital		$21,226,293,705
Total accumulated earnings (loss)		(1,922,442,681)
Net Assets		$19,303,851,024
Net Asset Value, offering price and redemption price per share ($19,303,851,024 ÷ 2,102,320,460 shares)		$9.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Dividends		$8,099,787
Interest		533,382,864
Income from Fidelity Central Funds (including $457,782 from security lending)		7,542,787
Total income		549,025,438
Expenses
Management fee	$54,747,769
Custodian fees and expenses	29,888
Independent trustees' fees and expenses	59,443
Registration fees	(27,353)
Audit	139,802
Legal	233,604
Miscellaneous	83,158
Total expenses before reductions	55,266,311
Expense reductions	(315,196)
Total expenses after reductions		54,951,115
Net investment income (loss)		494,074,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(205,182,557)
Forward foreign currency contracts	48,644,529
Foreign currency transactions	(600,712)
Futures contracts	(8,527,783)
Swaps	(2,025,192)
Written options	(31,000)
Total net realized gain (loss)		(167,722,715)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,517,887,452)
Forward foreign currency contracts	6,445,046
Assets and liabilities in foreign currencies	(315,747)
Futures contracts	(105,197)
Swaps	522,246
Written options	42,604
TBA sale commitments	7,376,109
Total change in net unrealized appreciation (depreciation)		(2,503,922,391)
Net gain (loss)		(2,671,645,106)
Net increase (decrease) in net assets resulting from operations		$(2,177,570,783)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$494,074,323	$443,627,448
Net realized gain (loss)	(167,722,715)	70,075,449
Change in net unrealized appreciation (depreciation)	(2,503,922,391)	(33,346,388)
Net increase (decrease) in net assets resulting from operations	(2,177,570,783)	480,356,509
Distributions to shareholders	(614,265,594)	(960,206,237)
Share transactions
Proceeds from sales of shares	3,850,235,343	1,625,034,189
Reinvestment of distributions	614,265,593	960,203,260
Cost of shares redeemed	(275,024,770)	(410,911,619)
Net increase (decrease) in net assets resulting from share transactions	4,189,476,166	2,174,325,830
Total increase (decrease) in net assets	1,397,639,789	1,694,476,102
Net Assets
Beginning of period	17,906,211,235	16,211,735,133
End of period	$19,303,851,024	$17,906,211,235
Other Information
Shares
Sold	391,533,748	153,061,180
Issued in reinvestment of distributions	61,667,263	90,392,609
Redeemed	(28,747,194)	(38,499,819)
Net increase (decrease)	424,453,817	204,953,970

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Total Bond Fund

Years ended August 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$11.01	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.265	.283	.328	.317
Net realized and unrealized gain (loss)	(1.421)	.011	.414	.734
Total from investment operations	(1.156)	.294	.742	1.051
Distributions from net investment income	(.264)	(.263)	(.317)	(.289)
Distributions from net realized gain	(.070)	(.371)	(.175)	(.002)
Total distributions	(.334)	(.634)	(.492)	(.291)
Net asset value, end of period	$9.18	$10.67	$11.01	$10.76
Total ReturnD,E	(11.04)%	2.81%	7.16%	10.67%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.30%	.30%	.31%	.42%H
Expenses net of fee waivers, if any	.30%	.30%	.31%	.36%H
Expenses net of all reductions	.30%	.30%	.31%	.36%H
Net investment income (loss)	2.68%	2.66%	3.08%	3.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$19,303,851	$17,906,211	$16,211,735	$14,123,236
Portfolio turnover rateI	132%	180%	214%	209%H,J

 A For the period October 25, 2018 (commencement of operations) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, defaulted bonds, market discount and losses deferred due to wash sales and futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$82,962,345
Gross unrealized depreciation	(1,746,782,414)
Net unrealized appreciation (depreciation)	$(1,663,820,069)
Tax Cost	$22,932,969,394

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,924,747
Net unrealized appreciation (depreciation) on securities and other investments	$(1,664,164,228)

The Fund intends to elect to defer to its next fiscal year $283,203,199 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$523,053,242	$ 655,632,615
Long-term Capital Gains	91,212,352	304,573,622
Total	$614,265,594	$ 960,206,237

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI Total Bond Fund
Credit Risk
Purchased Options	$(207,963)	$394,108
Swaps	(169,514)	1,163,804
Total Credit Risk	(377,477)	1,557,912
Foreign Exchange Risk
Forward Foreign Currency Contracts	48,644,529	6,445,046
Total Foreign Exchange Risk	48,644,529	6,445,046
Interest Rate Risk
Futures Contracts	(8,527,783)	(105,197)
Written Options	(31,000)	42,604
Swaps	(1,855,678)	(641,558)
Total Interest Rate Risk	(10,414,461)	(704,151)
Totals	$37,852,591	$7,298,807

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Total Bond Fund	15,570,030,650	12,765,517,367

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Total Bond Fund	$123

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Total Bond Fund	7,495	–	–

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Total Bond Fund	$30,310

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Total Bond Fund	$48,536	$7,583	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,713.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $307,483.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Total Bond Fund	28%	72%

11. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Total Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Total Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2022 and for the period October 25, 2018 (commencement of operations) through August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the three years in the period ended August 31, 2022 and for the period October 25, 2018 (commencement of operations) through August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity SAI Total Bond Fund	.30%
Actual		$1,000.00	$921.90	$1.45
Hypothetical-C		$1,000.00	$1,023.69	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2022, $24,895,791, or, if subsequently determined to be different, the net capital gain of such year.

A total of 19.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $448,733,993 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

STB-ANN-1022
1.9887627.103

Fidelity® SAI Low Duration Income Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity® SAI Low Duration Income Fund	(0.38)%	(0.08)%

 A From September 15, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Low Duration Income Fund on September 15, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg US Treasury Bill: 6-9 Months Index performed over the same period.

10,100
10,075
10,050
10,025
10,000
9,975
9,950
9,925
$9,900
2020
2021
2022

Period Ending Values
$9,985	Fidelity® SAI Low Duration Income Fund
$9,972	Bloomberg US Treasury Bill: 6-9 Months Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course in August (-2.83%), when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Rob Galusza and Julian Potenza:  For the fiscal year ending August 31, 2022, the fund returned -0.38%, net of fees, virtually matching the -0.39% result of the benchmark Bloomberg U.S. 6-9 Month Treasury Bill Index. Versus the benchmark, which is composed entirely of U.S. Treasuries, the fund’s notably smaller exposure to these securities served as a relative detractor. On the other hand, positioning among certain corporate bonds added value on a relative basis. Within corporates, the debt of electric and natural gas utilities helped performance the most. The portfolio’s cash holdings also contributed. At period end, the fund remains biased toward yield-advantaged sectors relative to short-term U.S. government bonds. Corporates made up roughly 68% of assets, up from about 67% 12 months ago. By the end of the fiscal year, we had also increased the fund’s exposure to asset-backed securities, while reducing our position in cash – which stood at 6% of fund assets at period end, versus roughly 9% at the start of the reporting period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	8.3%
AAA	17.5%
AA	3.8%
A	37.3%
BBB	13.5%
BB and Below	0.1%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	17.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	54.7%
U.S. Government and U.S. Government Agency Obligations	8.3%
Asset-Backed Securities	16.4%
CMOs and Other Mortgage Related Securities	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	17.8%

* Foreign investments - 21.2%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	78.8%
Canada	7.8%
Cayman Islands	4.0%
United Kingdom	3.9%
Japan	2.2%
France	0.9%
Bailiwick of Guernsey	0.6%
Netherlands	0.6%
Ireland	0.3%
Other	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 54.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp.:
0.373% 3/3/23 (a)	$15,000,000	$14,761,188
0.583% 3/1/24 (a)	3,719,000	3,532,699
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 2.3627% 3/22/24 (b)(c)	6,019,000	5,973,659
		24,267,546
Entertainment - 0.3%
The Walt Disney Co. 3% 9/15/22	14,035,000	14,037,102
Media - 0.2%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 3.5938% 3/15/24 (a)(b)(c)	8,341,000	8,338,048

TOTAL COMMUNICATION SERVICES		46,642,696

CONSUMER DISCRETIONARY - 3.6%
Automobiles - 3.3%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.150% 3.134% 2/22/23 (b)(c)	6,998,000	6,985,202
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 2.4681% 4/1/24 (a)(b)(c)	13,993,000	13,951,264
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 2.7781% 4/1/25 (a)(b)(c)	13,000,000	13,003,048
3.8% 4/6/23 (a)	4,500,000	4,504,874
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.840% 3.647% 5/4/23 (a)(b)(c)	11,390,000	11,416,383
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 3.2821% 4/7/25 (b)(c)	13,000,000	12,831,368
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 2.6744% 10/15/24 (b)(c)	11,310,000	11,035,508
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 2.4881% 3/8/24 (b)(c)	9,606,000	9,465,394
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.4823% 11/17/23 (b)(c)	8,000,000	7,970,921
3.25% 1/5/23	3,000,000	2,995,532
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 2.6347% 6/7/24 (a)(b)(c)	13,000,000	12,943,669
0.75% 11/23/22 (a)	15,450,000	15,353,764
2.7% 9/26/22 (a)	2,582,000	2,581,355
3.125% 5/12/23 (a)	15,000,000	14,920,771
		139,959,053
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 2.7023% 2/14/24 (b)(c)	11,071,000	11,010,761

TOTAL CONSUMER DISCRETIONARY		150,969,814

CONSUMER STAPLES - 0.4%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	11,500,000	10,929,264
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,550,000	1,526,805
0.8% 2/10/24 (a)	4,898,000	4,658,151
		6,184,956

TOTAL CONSUMER STAPLES		17,114,220

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	2,196,000	2,127,522
Oil, Gas & Consumable Fuels - 0.9%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 3.821% 5/11/23 (b)(c)	15,141,000	15,203,106
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 2.9123% 2/16/24 (b)(c)	10,987,000	10,899,077
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.6823% 2/17/23 (b)(c)	9,767,000	9,735,638
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 3.5551% 1/13/23 (b)(c)	2,872,000	2,860,914
		38,698,735

TOTAL ENERGY		40,826,257

FINANCIALS - 37.2%
Banks - 22.4%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 2.944% 2/4/25 (b)(c)	18,000,000	17,790,480
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 2.8662% 4/22/25 (b)(c)	15,950,000	15,676,386
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 3.3264% 4/25/25 (b)(c)	18,000,000	17,913,817
0.523% 6/14/24 (b)	12,000,000	11,627,658
0.81% 10/24/24 (b)	10,000,000	9,592,758
3.004% 12/20/23 (b)	25,300,000	25,206,535
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 2.0788% 9/15/23 (b)(c)	13,800,000	13,715,641
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 2.3142% 4/14/23 (b)(c)	12,000,000	11,971,150
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 2.4994% 4/15/24 (b)(c)	15,000,000	14,838,444
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 2.3638% 9/15/23 (b)(c)	10,963,000	10,928,021
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 2.0738% 9/15/23 (b)(c)	17,000,000	16,900,413
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.6421% 7/31/24 (b)(c)	14,300,000	14,091,649
BNP Paribas SA 3.5% 3/1/23 (a)	10,500,000	10,474,334
BPCE SA:
3 month U.S. LIBOR + 1.240% 2.9613% 9/12/23 (a)(b)(c)	4,800,000	4,811,257
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 2.6039% 1/14/25 (a)(b)(c)	9,396,000	9,270,952
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 2.2027% 6/22/23 (b)(c)	14,351,000	14,299,793
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 2.9221% 4/7/25 (b)(c)	13,000,000	12,850,208
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	15,000,000	14,973,248
3 month U.S. LIBOR + 1.430% 3.0104% 9/1/23 (b)(c)	4,750,000	4,750,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 2.8487% 1/25/26 (b)(c)	17,500,000	17,069,039
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 3.6514% 5/24/25 (b)(c)	15,000,000	14,989,269
2.7% 10/27/22	13,500,000	13,496,888
Citizens Bank NA 3 month U.S. LIBOR + 0.950% 3.1816% 3/29/23 (b)(c)	5,000,000	4,997,216
Credit Agricole SA 3.75% 4/24/23 (a)	9,600,000	9,582,726
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	26,000,000	26,000,526
Discover Bank 4.2% 8/8/23	10,000,000	10,006,992
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 2.7348% 3/28/25 (a)(b)(c)	13,000,000	12,922,538
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 2.7086% 5/21/24 (a)(b)(c)	12,811,000	12,644,907
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.86% 11/22/24 (b)(c)	13,000,000	12,709,774
3.95% 5/18/24 (b)	8,000,000	7,955,838
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 3.4723% 5/16/25 (b)(c)	18,000,000	17,929,501
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	13,000,000	12,934,768
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 4.013% 10/24/23 (b)(c)	7,000,000	7,005,381
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 2.825% 6/1/25 (b)(c)	15,475,000	15,184,797
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.4076% 3/16/24 (b)(c)	16,000,000	15,888,784
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 3.1994% 2/24/26 (b)(c)	15,958,000	15,724,628
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 2.745% 6/14/25 (b)(c)	17,000,000	16,873,010
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 3.4902% 4/26/26 (b)(c)	14,956,000	14,945,060
0.697% 3/16/24 (b)	12,000,000	11,776,734
3.559% 4/23/24 (b)	10,000,000	9,948,684
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.61% 6/14/24 (b)(c)	21,050,000	20,814,097
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 2.2695% 1/3/24 (b)(c)	15,000,000	14,871,615
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	6,318,000	6,138,525
2.907% 11/7/23 (b)	9,000,000	8,973,250
4.05% 8/16/23	15,000,000	14,977,036
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 3.4463% 7/26/23 (b)(c)	4,700,000	4,704,717
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 3.6263% 7/26/23 (b)(c)	15,300,000	15,300,095
3.455% 3/2/23	5,000,000	4,997,498
4.788% 7/18/25 (b)	10,000,000	10,032,942
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 2.5713% 9/13/23 (b)(c)	2,945,000	2,945,102
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 3.2416% 5/22/26 (b)(c)	16,000,000	15,609,052
3.549% 3/5/23	5,000,000	4,998,182
3.922% 9/11/24 (b)	16,400,000	16,277,782
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 2.8123% 8/12/24 (a)(b)(c)	14,209,000	14,040,783
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 3.3127% 3/22/25 (a)(b)(c)	11,324,000	11,337,815
2.375% 5/21/23 (a)	5,000,000	4,933,429
3.625% 9/29/22 (a)	9,000,000	9,003,335
Rabobank Nederland 3.95% 11/9/22	10,000,000	10,003,941
Rabobank Nederland New York Branch 3.875% 8/22/24	13,000,000	12,951,900
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 2.6202% 10/26/23 (b)(c)	15,700,000	15,613,971
3.97% 7/26/24	10,733,000	10,699,922
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 3.1761% 1/21/26 (a)(b)(c)	18,000,000	17,467,881
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	852,000	811,949
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 2.8549% 4/4/25 (a)(b)(c)	11,081,000	11,010,636
Synovus Financial Corp. 3.125% 11/1/22	12,029,000	12,014,753
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.88% 6/2/23 (b)(c)	16,000,000	15,935,355
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.0412% 3/4/24 (b)(c)	16,000,000	15,841,600
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.3548% 9/28/23 (b)(c)	7,342,000	7,290,219
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 2.7027% 1/27/23 (b)(c)	15,810,000	15,803,919
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 2.6381% 3/8/24 (b)(c)	15,914,000	15,855,919
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 2.2652% 1/17/24 (b)(c)	16,000,000	15,858,176
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 2.4692% 3/9/23 (b)(c)	14,724,000	14,722,907
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.1392% 6/9/25 (b)(c)	16,000,000	15,679,948
Wells Fargo & Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 3.4747% 4/25/26 (b)(c)	13,951,000	13,929,972
		933,718,027
Capital Markets - 6.7%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 2.6629% 8/9/23 (b)(c)	17,000,000	16,854,635
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 2.6735% 2/2/24 (b)(c)	16,147,000	15,852,416
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 3.54% 2/21/25 (b)(c)	14,000,000	13,782,464
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 2.7833% 11/8/23 (b)(c)	17,390,000	17,263,749
3.3% 11/16/22	10,000,000	9,983,029
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 3.7077% 2/23/23 (b)(c)	16,400,000	16,398,079
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 2.8223% 11/17/23 (b)(c)	16,800,000	16,740,024
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.3062% 12/6/23 (b)(c)	9,860,000	9,795,072
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 2.8547% 1/24/25 (b)(c)	17,500,000	17,196,236
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 3.2038% 3/15/24 (b)(c)	14,000,000	14,021,919
0.523% 3/8/23	15,600,000	15,348,599
0.627% 11/17/23 (b)	12,500,000	12,398,212
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.8514% 1/24/25 (b)(c)	17,500,000	17,243,363
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 3.2858% 4/17/25 (b)(c)	18,000,000	17,910,863
0.56% 11/10/23 (b)	11,540,000	11,454,466
3.737% 4/24/24 (b)	5,035,000	5,012,862
4.875% 11/1/22	15,000,000	15,038,268
NASDAQ, Inc. 0.445% 12/21/22	6,732,000	6,665,461
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.61% 6/1/23 (a)(b)(c)	16,000,000	15,957,038
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.5042% 1/13/25 (a)(b)(c)	15,000,000	14,841,520
		279,758,275
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.6051% 9/29/23 (b)(c)	15,093,000	14,914,402
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 3.0044% 5/3/24 (b)(c)	15,230,000	15,184,229
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 2.6162% 3/4/25 (b)(c)	20,000,000	19,991,224
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 2.4311% 12/6/24 (b)(c)	17,000,000	16,563,181
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 3.6324% 5/9/25 (b)(c)	18,000,000	17,761,545
1.343% 12/6/24 (b)	12,000,000	11,508,650
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.5816% 12/29/23 (b)(c)	17,000,000	17,024,310
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.2721% 4/6/23 (b)(c)	12,000,000	11,994,098
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.4827% 3/22/24 (b)(c)	14,000,000	13,993,390
		138,935,029
Diversified Financial Services - 1.5%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 2.9794% 5/24/24 (a)(b)(c)	16,500,000	16,169,138
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 2.6971% 1/7/25 (a)(b)(c)	20,600,000	19,954,190
0.95% 1/8/24 (a)	7,649,000	7,278,082
GA Global Funding Trust 1.25% 12/8/23 (a)	9,000,000	8,625,389
Jackson Financial, Inc. 1.125% 11/22/23 (a)	11,755,000	11,302,822
		63,329,621
Insurance - 3.3%
ACE INA Holdings, Inc. 2.875% 11/3/22	6,465,000	6,457,525
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 2.3786% 4/6/23 (a)(b)(c)	12,000,000	11,982,842
0.5% 11/17/23 (a)	15,000,000	14,357,685
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 2.6042% 1/13/23 (a)(b)(c)	15,072,000	15,085,301
Metropolitan Tower Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 2.6152% 1/17/23 (a)(b)(c)	21,099,000	21,090,873
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.7076% 1/10/23 (a)(b)(c)	12,954,000	12,942,364
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 2.5035% 2/2/23 (a)(b)(c)	6,000,000	5,992,967
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 2.4802% 4/26/24 (a)(b)(c)	8,000,000	7,929,919
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.2222% 3/25/24 (a)(b)(c)	9,564,000	9,479,644
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.42% 4/12/24 (a)(b)(c)	7,300,000	7,229,296
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 2.4816% 3/31/23 (a)(b)(c)	13,232,000	13,213,283
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 2.873% 3/28/25 (a)(b)(c)	13,000,000	12,944,750
		138,706,449

TOTAL FINANCIALS		1,554,447,401

HEALTH CARE - 3.0%
Biotechnology - 0.6%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 3.634% 11/21/22 (b)(c)	6,384,000	6,389,236
2.9% 11/6/22	20,000,000	19,985,007
		26,374,243
Health Care Providers & Services - 1.0%
Cigna Corp. 0.613% 3/15/24	10,258,000	9,776,729
Elevance Health, Inc. 2.95% 12/1/22	10,000,000	9,982,148
Humana, Inc. 0.65% 8/3/23	20,523,000	19,919,995
		39,678,872
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc. 0.55% 9/15/23	12,400,000	11,894,609
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 2.5952% 10/18/24 (b)(c)	8,554,000	8,474,009
		20,368,618
Pharmaceuticals - 0.9%
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 2.7818% 3/24/24 (a)(b)(c)	9,497,000	9,481,805
Mylan NV 3.125% 1/15/23 (a)	5,500,000	5,480,732
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.0861% 9/11/23 (a)(b)(c)	22,250,000	22,243,857
		37,206,394

TOTAL HEALTH CARE		123,628,127

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.2%
The Boeing Co. 4.508% 5/1/23	7,000,000	7,012,788
Industrial Conglomerates - 0.4%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 2.1926% 3/11/24 (a)(b)(c)	15,000,000	14,994,926
Machinery - 1.3%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.150% 2.4323% 11/17/22 (b)(c)	16,000,000	15,993,446
1.9% 9/6/22	5,300,000	5,299,310
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 2.2048% 6/14/23 (a)(b)(c)	15,000,000	14,956,598
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 2.9449% 4/5/24 (a)(b)(c)	9,000,000	8,964,701
1.125% 12/14/23 (a)	12,000,000	11,509,031
		56,723,086
Road & Rail - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	13,000,000	12,210,169
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3 month U.S. LIBOR + 0.350% 2.1789% 12/15/22 (b)(c)	15,000,000	14,986,975

TOTAL INDUSTRIALS		105,927,944

INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.1881% 10/1/24 (b)(c)	5,416,000	5,339,877
Software - 0.3%
VMware, Inc. 0.6% 8/15/23	10,018,000	9,686,350

TOTAL INFORMATION TECHNOLOGY		15,026,227

MATERIALS - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	1,563,000	1,561,379
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 2.428% 1/11/24 (b)(c)	9,519,000	9,431,255
UTILITIES - 5.2%
Electric Utilities - 3.7%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.0007% 6/10/23 (b)(c)	7,302,000	7,267,988
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 2.5323% 8/15/23 (b)(c)	10,000,000	9,935,136
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 2.5328% 5/10/23 (b)(c)	8,596,000	8,571,637
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 2.2048% 6/28/24 (b)(c)	13,012,000	12,804,115
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 3.254% 2/22/23 (b)(c)	18,000,000	17,959,248
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 2.6844% 11/3/23 (b)(c)	17,000,000	16,854,311
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 2.8298% 3/1/23 (b)(c)	8,165,000	8,154,682
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 2.4844% 9/28/23 (b)(c)	4,027,000	4,007,390
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.2218% 6/24/24 (b)(c)	11,827,000	11,689,341
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 2.5781% 4/3/23 (b)(c)	12,000,000	11,977,005
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 2.7681% 4/1/24 (b)(c)	12,000,000	11,892,916
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.13% 12/2/22 (b)(c)	17,800,000	17,782,339
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.370% 2.6528% 5/10/23 (b)(c)	8,433,000	8,391,255
Tampa Electric Co. 3.875% 7/12/24	6,110,000	6,082,930
		153,370,293
Gas Utilities - 0.6%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 2.0704% 3/9/23 (b)(c)	11,128,000	11,123,759
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 2.1107% 3/2/23 (b)(c)	4,681,000	4,673,401
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 2.3313% 3/11/23 (b)(c)	7,650,000	7,650,171
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 2.0947% 9/14/23 (b)(c)	2,073,000	2,062,731
		25,510,062
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.9323% 5/13/24 (b)(c)	14,429,000	14,271,914
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 2.3589% 9/15/23 (b)(c)	5,803,000	5,781,902
DTE Energy Co. 0.55% 11/1/22	17,140,000	17,061,282
Public Service Enterprise Group, Inc. 2.65% 11/15/22	2,000,000	1,997,463
		39,112,561

TOTAL UTILITIES		217,992,916

TOTAL NONCONVERTIBLE BONDS
(Cost $2,307,876,030)		2,283,568,236

U.S. Treasury Obligations - 8.3%
U.S. Treasury Notes:
0.125% 12/31/22	$106,000,000	$104,985,996
1.625% 10/31/23	133,799,000	131,018,474
3% 6/30/24	112,874,000	111,895,170
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $349,647,476)		347,899,640

Asset-Backed Securities - 16.4%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$1,025,308	$1,018,074
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 3.819% 7/22/32 (a)(b)(c)	10,424,000	10,189,804
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(b)(c)	10,292,000	10,110,727
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 3.6508% 1/17/32 (a)(b)(c)	12,657,000	12,410,480
American Express Credit Account Master Trust:
Series 2018-9 Class A, 1 month U.S. LIBOR + 0.380% 2.771% 4/15/26 (b)(c)	2,500,000	2,500,020
Series 2019-3 Class A, 2% 4/15/25	5,000,000	4,997,744
AmeriCredit Automobile Receivables Trust:
Series 2021-2 Class A2, 0.26% 11/18/24	2,460,589	2,449,056
Series 2021-3 Class A2, 0.41% 2/18/25	8,356,886	8,275,444
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 3.809% 4/22/31 (a)(b)(c)	8,970,000	8,808,890
BMW Vehicle Lease Trust:
Series 2021-1 Class A3, 0.29% 1/25/24	11,727,173	11,597,550
Series 2022-1 Class A2, 0.67% 5/28/24	9,096,137	9,003,640
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	2,620,000	2,547,895
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	7,039,726	6,882,617
Series 2021-3 Class A2A, 0.29% 9/16/24	5,356,205	5,319,765
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.4831% 5/15/25 (b)(c)	7,601,000	7,600,490
Series 2022-3 Class A2A, 3.81% 9/15/25	10,752,000	10,733,066
Carvana Auto Receivables Trust:
Series 2021-P2 Class A2, 0.3% 7/10/24	2,201,910	2,197,143
Series 2021-P3 Class A2, 0.38% 1/10/25	4,169,553	4,120,570
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (a)(b)(c)	2,864,000	2,812,663
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 3.612% 7/15/33 (a)(b)(c)	10,797,000	10,549,641
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 3.7393% 7/27/30 (a)(b)(c)	10,852,000	10,673,658
Chesapeake Funding II LLC Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 2.621% 4/15/33 (a)(b)(c)	5,383,932	5,350,615
Citibank Credit Card Issuance Trust Series 2018-A2 Class A2, 1 month U.S. LIBOR + 0.330% 2.6981% 1/20/25 (b)(c)	20,000,000	20,000,020
CNH Equipment Trust Series 2021-C Class A2, 0.33% 1/15/25	7,486,170	7,389,660
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (a)	3,757,000	3,655,246
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (a)	16,759,000	16,690,296
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (a)	4,370,597	4,292,345
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (a)	13,853,835	13,651,092
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 1.5297% 12/11/34 (a)(b)(c)	6,558,872	6,524,197
Drive Auto Receivables Trust Series 2021-3 Class A2, 0.52% 1/15/25	4,834,312	4,815,375
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(c)	9,297,000	9,120,264
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	8,588,727	8,370,084
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	1,923,814	1,862,068
Series 2021-2 Class A2, 0.48% 5/20/27 (a)	7,272,987	6,957,464
Series 2022-3 Class A2, 4.38% 7/20/29 (a)	1,749,000	1,748,423
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.4831% 10/15/24 (b)(c)	7,443,000	7,446,011
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A2, 1 month U.S. LIBOR + 0.600% 2.991% 9/15/24 (b)(c)	5,195,000	5,194,997
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 2.4831% 2/15/25 (b)(c)	9,851,000	9,856,785
GM Financial Automobile Leasing Trust:
Series 2021-2 Class A2, 0.22% 7/20/23	1,053,040	1,051,526
Series 2021-3 Class A2, 0.24% 12/20/23	7,642,164	7,584,148
Series 2022-2 Class A2, 2.93% 10/21/24	9,367,000	9,290,605
Series 2022-3 Class A2A, 4.01% 10/21/24	12,010,000	11,997,071
GM Financial Consumer Automobile Receivables Series 2022-2 Class A2, 2.52% 5/16/25	9,434,000	9,357,197
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class A3, 0.38% 8/18/25	5,418,667	5,297,489
Series 2022-3 Class A2A, 3.5% 9/16/25	17,000,000	16,903,790
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (a)	7,895,000	7,596,695
HPEFS Equipment Trust:
Series 2021-2A Class A2, 0.3% 9/20/28 (a)	3,278,580	3,249,398
Series 2022-1A Class A2, 1.02% 5/21/29 (a)	13,153,000	12,911,022
Hyundai Auto Lease Securitization Trust:
Series 2021-A Class A3, 0.33% 1/16/24 (a)	4,561,119	4,523,213
Series 2021-B Class A2, 0.19% 10/16/23 (a)	4,942,730	4,917,588
Series 2022-A Class A2, 0.81% 4/15/24 (a)	11,524,727	11,336,201
Hyundai Auto Receivables Trust:
Series 2020-C Class A3, 0.38% 5/15/25	6,396,776	6,257,184
Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 2.5131% 2/18/25 (b)(c)	1,400,000	1,400,987
Series 2022-B Class A2A, 3.64% 5/15/25	11,981,000	11,934,006
John Deere Owner Trust:
Series 2021-A Class A3, 0.36% 9/15/25	15,000,000	14,472,449
3.73% 6/16/25	15,958,000	15,891,915
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 3.759% 1/22/31 (a)(b)(c)	7,538,000	7,406,432
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (a)	1,272,247	1,261,393
Series 2021-3A Class A, 0.65% 12/15/31 (a)	2,132,687	2,101,470
Series 2022-1A Class A, 1.36% 4/15/32 (a)	5,275,123	5,168,143
Series 2022-2A Class A, 4.25% 8/15/32 (a)	9,771,158	9,709,034
Mercedes-Benz Auto Lease Trust Series 2021-B Class A2, 0.22% 1/16/24	6,471,573	6,435,197
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.7403% 7/17/32 (a)(b)(c)	11,000,000	10,748,419
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 3.784% 5/20/29 (a)(b)(c)	7,262,523	7,172,112
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 3.3779% 4/15/30 (a)(b)(c)	10,673,157	10,503,849
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	4,796,098	4,704,452
Santander Drive Auto Receivables Trust:
Series 2021-4 Class A2, 0.37% 8/15/24	956,781	955,505
Series 2022-5 Class A2, 3.98% 1/15/25	6,804,000	6,793,965
Santander Retail Auto Lease Trust:
Series 2020-B:
Class A2, 0.42% 11/20/23 (a)	870,915	868,970
Class A3, 0.57% 4/22/24 (a)	8,994,000	8,806,541
Series 2021-A Class A2, 0.32% 2/20/24 (a)	3,755,462	3,728,784
Series 2021-B Class A2, 0.31% 1/22/24 (a)	3,201,241	3,177,488
Series 2021-C Class A2, 0.29% 4/22/24 (a)	4,301,408	4,272,100
Series 2022-A Class A2, 0.97% 3/20/25 (a)	11,598,878	11,329,380
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (a)(b)(c)	7,764,000	7,603,968
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 3.532% 1/15/34 (a)(b)(c)	10,983,000	10,794,971
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 3.9019% 11/18/30 (a)(b)(c)	10,114,000	9,948,879
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 3.442% 7/15/30 (a)(b)(c)	12,036,000	11,877,053
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (a)	5,916,193	5,831,424
Series 2021-B Class A2, 0.36% 9/22/25 (a)	9,872,917	9,628,511
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 2.3731% 1/15/25 (b)(c)	5,034,000	5,032,330
Toyota Auto Receivables Owner Trust Series 2022-C Class A2A, 3.83% 8/15/25	4,002,000	3,992,096
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	69,830	69,247
Series 2021-2 Class A, 0.91% 6/20/31 (a)	1,869,922	1,828,479
Series 2021-3 Class A, 0.83% 7/20/31 (a)	3,395,923	3,294,847
Series 2021-4 Class A, 0.84% 9/20/31 (a)	5,431,096	5,222,357
Series 2021-5 Class A, 1.31% 11/20/31 (a)	7,524,226	7,219,314
Verizon Master Trust Series 2022-1 Class A, 1.04% 1/20/27	17,500,000	17,051,671
Volkswagen Auto Lease Trust Series 2020-A Class A3, 0.39% 1/22/24	8,026,036	7,961,326
Volkswagen Auto Loan Enhanced Trust Series 2021-1 Class A2, 0.49% 10/21/24	11,259,265	11,127,385
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 3.6903% 4/17/30 (a)(b)(c)	10,642,382	10,472,094
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 2.6481% 8/20/29 (a)(b)(c)	5,289,139	5,245,567
World Omni Auto Receivables Trust Series 2021-C Class A2, 0.22% 9/16/24	7,470,128	7,415,120
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	4,200,841	4,144,715
TOTAL ASSET-BACKED SECURITIES
(Cost $694,142,974)		684,600,951

Collateralized Mortgage Obligations - 1.7%
Private Sponsor - 1.7%
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (a)	3,089,882	3,024,721
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	2,348,101	2,250,099
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,427,187	1,396,145
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	2,038,823	1,946,266
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	2,744,179	2,677,713
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (a)	9,338,396	9,077,117
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (a)(b)	9,765,056	9,543,834
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 2.8886% 9/10/22 (a)(b)(c)	15,000,000	14,999,981
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	4,422,483	4,374,036
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	4,124,950	3,941,418
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.4194% 1/21/70 (a)(b)(c)	18,000,000	17,925,408
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $72,126,869)		71,156,738

Commercial Mortgage Securities - 1.1%
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (a)(b)(c)	2,702,000	2,636,535
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (a)(b)(c)	6,409,775	6,196,685
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (a)(b)(c)	4,756,000	4,601,421
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (a)(b)(c)	4,422,000	4,234,071
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(b)(c)	4,474,388	4,421,140
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (a)(b)(c)	6,595,000	6,360,648
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (a)(b)(c)	7,914,000	7,765,207
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(b)(c)	3,836,532	3,713,958
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 7/15/38 (a)(b)(c)	2,275,000	2,198,108
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (a)(b)(c)	4,580,000	4,413,588
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $47,752,364)		46,541,361

Certificates of Deposit - 6.8%
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 3.04% 8/1/23 (b)(c)	15,000,000	15,023,975
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 2.59% 2/2/23 (b)(c)	$14,750,000	$14,740,221
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.91% 9/21/22 (b)(c)	13,800,000	13,803,280
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 2.94% 6/8/23 (b)(c)	18,800,000	18,804,615
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 3.1% 8/11/23 (b)(c)	15,000,000	15,000,075
Canadian Imperial Bank of Commerce yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.05% 8/22/23 (b)(c)	15,000,000	15,028,907
Credit Suisse AG yankee U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 2.6016% 3/20/23 (b)(c)	13,800,000	13,786,389
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 2/13/23 (b)(c)	13,800,000	13,789,489
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.87% 9/22/22 (b)(c)	13,800,000	13,803,624
Mitsubishi UFJ Trust & Banking Corp. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 2.77% 1/17/23 (b)(c)	18,800,000	18,808,436
Mizuho Corporate Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 2/10/23 (b)(c)	13,800,000	13,791,982
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.87% 8/31/23 (b)(c)	15,000,000	14,997,005
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 2.57% 2/10/23 (b)(c)	13,800,000	13,790,928
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.89% 5/3/23 (b)(c)	15,000,000	15,008,577
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 2.93% 7/7/23 (b)(c)	18,800,000	18,809,562
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 2.99% 7/11/23 (b)(c)	17,700,000	17,716,116
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 3.09% 8/1/23 (b)(c)	15,000,000	15,025,580
Sumitomo Mitsui Trust Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 2.9% 2/8/23 (b)(c)	15,000,000	15,014,829
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 3.02% 8/3/23 (b)(c)	8,750,000	8,761,132
TOTAL CERTIFICATES OF DEPOSIT
(Cost $285,400,000)		285,504,722

Commercial Paper - 4.8%
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.97% 7/11/23 (b)(c)	17,700,000	17,700,133
BofA Securities, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 2.83% 9/19/22 (b)(c)	14,800,000	14,802,735
Enel Finance America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 3.09% 10/27/22 (b)(c)	20,000,000	20,004,844
yankee 0.4% 9/22/22	18,100,000	18,070,466
3.63% 10/24/22	15,000,000	14,931,870
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.97% 4/28/23 (b)(c)	15,000,000	15,022,691
HSBC U.S.A., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.64% 2/1/23 (b)(c)	14,750,000	14,736,275
0.33% 9/13/22	15,000,000	14,987,124
0.33% 10/4/22	18,200,000	18,156,031
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 2.95% 7/7/23 (b)(c)	19,800,000	19,800,176
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 3.04% 7/27/23 (b)(c)	15,000,000	15,021,443
UBS AG London Branch yankee 0.45% 9/7/22	15,000,000	14,993,204
TOTAL COMMERCIAL PAPER
(Cost $198,257,334)		198,226,992
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund 2.33% (d)
(Cost $242,746,450)	242,697,910	242,746,450
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $4,197,949,497)		4,160,245,090
NET OTHER ASSETS (LIABILITIES) - 0.4%		16,600,553
NET ASSETS - 100%		$4,176,845,643

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,064,521,037 or 25.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$400,290,556	$2,555,003,702	$2,712,547,808	$1,325,590	$--	$--	$242,746,450	0.5%
Fidelity Securities Lending Cash Central Fund 2.34%	--	113,257,762	113,257,762	10,020	--	--	--	0.0%
Total	$400,290,556	$2,668,261,464	$2,825,805,570	$1,335,610	$--	$--	$242,746,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,283,568,236	$--	$2,283,568,236	$--
U.S. Government and Government Agency Obligations	347,899,640	--	347,899,640	--
Asset-Backed Securities	684,600,951	--	684,600,951	--
Collateralized Mortgage Obligations	71,156,738	--	71,156,738	--
Commercial Mortgage Securities	46,541,361	--	46,541,361	--
Certificates of Deposit	285,504,722	--	285,504,722	--
Commercial Paper	198,226,992	--	198,226,992	--
Money Market Funds	242,746,450	242,746,450	--	--
Total Investments in Securities:	$4,160,245,090	$242,746,450	$3,917,498,640	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,955,203,047)	$3,917,498,640
Fidelity Central Funds (cost $242,746,450)	242,746,450
Total Investment in Securities (cost $4,197,949,497)		$4,160,245,090
Receivable for fund shares sold		8,433,411
Interest receivable		13,993,458
Distributions receivable from Fidelity Central Funds		430,605
Prepaid expenses		7,316
Receivable from investment adviser for expense reductions		306,446
Total assets		4,183,416,326
Liabilities
Payable to custodian bank	$4
Payable for fund shares redeemed	4,601,424
Distributions payable	910,462
Accrued management fee	1,043,849
Other payables and accrued expenses	14,944
Total liabilities		6,570,683
Net Assets		$4,176,845,643
Net Assets consist of:
Paid in capital		$4,216,626,604
Total accumulated earnings (loss)		(39,780,961)
Net Assets		$4,176,845,643
Net Asset Value, offering price and redemption price per share ($4,176,845,643 ÷ 421,384,510 shares)		$9.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$35,915,879
Income from Fidelity Central Funds (including $10,020 from security lending)		1,335,610
Total income		37,251,489
Expenses
Management fee	$13,085,325
Custodian fees and expenses	43,674
Independent trustees' fees and expenses	14,162
Registration fees	21,435
Audit	57,567
Legal	3,610
Miscellaneous	18,832
Total expenses before reductions	13,244,605
Expense reductions	(3,639,724)
Total expenses after reductions		9,604,881
Net investment income (loss)		27,646,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,311,715)
Total net realized gain (loss)		(4,311,715)
Change in net unrealized appreciation (depreciation) on investment securities		(42,180,493)
Net gain (loss)		(46,492,208)
Net increase (decrease) in net assets resulting from operations		$(18,845,600)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	For the period September 15, 2020 (commencement of operations) through August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,646,608	$5,877,832
Net realized gain (loss)	(4,311,715)	352,129
Change in net unrealized appreciation (depreciation)	(42,180,493)	4,476,086
Net increase (decrease) in net assets resulting from operations	(18,845,600)	10,706,047
Distributions to shareholders	(26,559,969)	(5,062,422)
Share transactions
Proceeds from sales of shares	2,620,928,236	5,972,784,806
Reinvestment of distributions	23,210,193	4,678,859
Cost of shares redeemed	(2,649,571,958)	(1,755,422,549)
Net increase (decrease) in net assets resulting from share transactions	(5,433,529)	4,222,041,116
Total increase (decrease) in net assets	(50,839,098)	4,227,684,741
Net Assets
Beginning of period	4,227,684,741	–
End of period	$4,176,845,643	$4,227,684,741
Other Information
Shares
Sold	263,437,656	597,093,559
Issued in reinvestment of distributions	2,338,485	467,674
Redeemed	(266,565,367)	(175,387,497)
Net increase (decrease)	(789,226)	422,173,736

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Low Duration Income Fund

Years ended August 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.063	.016
Net realized and unrealized gain (loss)	(.102)	.007
Total from investment operations	(.039)	.023
Distributions from net investment income	(.059)	(.013)
Distributions from net realized gain	(.002)	–
Total distributions	(.061)	(.013)
Net asset value, end of period	$9.91	$10.01
Total ReturnD,E	(.38)%	.23%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.30%	.34%H
Expenses net of fee waivers, if any	.22%	.22%H
Expenses net of all reductions	.22%	.22%H
Net investment income (loss)	.63%	.17%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,176,846	$4,227,685
Portfolio turnover rateI	59%	15%H,J

 A For the period September 15, 2020 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity SAI Low Duration Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,043,161
Gross unrealized depreciation	(37,584,432)
Net unrealized appreciation (depreciation)	$(36,541,271)
Tax Cost	$4,196,786,361

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$945,239
Capital loss carryforward	$(4,184,930)
Net unrealized appreciation (depreciation) on securities and other investments	$(36,541,271)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,471,401)
Long-term	(1,713,529)
Total capital loss carryforward	$(4,184,930)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021(a)
Ordinary Income	$26,559,969	$ 5,062,422

 (a) For the period September 15, 2020 (commencement of operations) through August 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Low Duration Income Fund	1,901,905,846	1,794,109,655

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Low Duration Income Fund	357,344,436	3,573,444,362

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Low Duration Income Fund	$7,225

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Low Duration Income Fund	$1,088	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .22% of average net assets. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,638,987.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $737.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Low Duration Income Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity SAI Low Duration Income Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from September 15, 2020, (commencement of operations) through August 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from September 15, 2020, (commencement of operations) through August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity SAI Low Duration Income Fund	.22%
Actual		$1,000.00	$999.90	$1.11
Hypothetical-C		$1,000.00	$1,024.10	$1.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 4.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,466,995 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

LDI-ANN-1022
1.9900847.101

Fidelity® SAI Short-Term Bond Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity® SAI Short-Term Bond Fund	(4.01)%	(1.79)%

 A From September 15, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Short-Term Bond Fund on September 15, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

10,250
10,200
10,100
10,000
9,900
9,800
9,700
$9,600
2020
2021
2022

Period Ending Values
$9,651	Fidelity® SAI Short-Term Bond Fund
$9,639	Bloomberg U.S. 1-3 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course in August (-2.83%), when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Rob Galusza and Julian Potenza:  For the fiscal year ending August 31, 2022, the fund returned -4.01%, net of fees, which was roughly in line with the -3.98% result of the benchmark Bloomberg U.S. 1-3 Year Government Credit Bond Index. Overall, both sector allocation and security selection detracted from performance, relative to the benchmark. Specifically, the fund’s corporate holdings, particularly among financial institutions, hampered our relative result. The fund’s non-benchmark holdings in asset-backed securities also detracted from relative performance. Conversely, the portfolio’s smaller-than-index stake in U.S. Treasuries added value versus the benchmark. Our positioning along the yield curve also helped. At period end, corporates made up 46% of assets, up from 44% 12 months ago, which is a significant overweight compared with the roughly 22% average within the index. By the end of the fiscal year, we had also increased the fund’s exposure to U.S. Treasuries to roughly 33% of assets, versus about 30% at the start of the period, still a notable underweight compared with the 68% index average.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	32.8%
AAA	17.6%
AA	2.0%
A	21.1%
BBB	21.0%
BB and Below	0.3%
Not Rated	3.8%
Short-Term Investments and Net Other Assets	1.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	43.2%
U.S. Government and U.S. Government Agency Obligations	32.8%
Asset-Backed Securities	14.6%
CMOs and Other Mortgage Related Securities	8.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 17.8%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America *	82.2%
United Kingdom	3.9%
Cayman Islands	3.7%
Canada	3.1%
France	2.0%
Japan	1.9%
Ireland	1.0%
Italy	0.6%
Netherlands	0.5%
Other	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 0.9% 3/25/24	$5,000,000	$4,774,412
NTT Finance Corp.:
0.373% 3/3/23 (a)	3,840,000	3,778,864
0.583% 3/1/24 (a)	1,597,000	1,516,999
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 2.3627% 3/22/24 (b)(c)	2,637,000	2,617,136
0.75% 3/22/24	1,969,000	1,878,167
		14,565,578
Media - 0.3%
Discovery Communications LLC 2.95% 3/20/23	3,000,000	2,985,676
Magallanes, Inc.:
3.428% 3/15/24 (a)	1,045,000	1,021,539
3.638% 3/15/25 (a)	572,000	552,275
		4,559,490
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 2.95% 3/15/25 (a)	3,029,000	2,928,648
T-Mobile U.S.A., Inc. 3.5% 4/15/25	3,440,000	3,359,124
		6,287,772

TOTAL COMMUNICATION SERVICES		25,412,840

CONSUMER DISCRETIONARY - 2.4%
Automobiles - 2.3%
BMW U.S. Capital LLC:
3.25% 4/1/25 (a)	5,600,000	5,474,756
3.45% 4/12/23 (a)	5,956,000	5,949,514
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 3.647% 5/4/23 (a)(b)(c)	2,870,000	2,876,648
0.75% 3/1/24 (a)	3,927,000	3,733,186
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.4823% 11/17/23 (b)(c)	2,500,000	2,490,913
1.05% 3/8/24	984,000	933,790
1.2% 10/15/24	8,300,000	7,759,937
1.25% 1/8/26	3,096,000	2,727,608
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	4,500,000	4,319,715
3.95% 6/6/25 (a)	5,735,000	5,643,414
		41,909,481
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	3,041,000	2,858,518

TOTAL CONSUMER DISCRETIONARY		44,767,999

CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Constellation Brands, Inc. 3.6% 5/9/24	4,900,000	4,856,163
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000,000	4,751,854
		9,608,017
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	667,000	657,019
0.8% 2/10/24 (a)	2,817,000	2,679,055
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (a)	4,326,000	4,030,627
		7,366,701
Food Products - 0.6%
Conagra Brands, Inc. 0.5% 8/11/23	3,008,000	2,910,089
JDE Peet's BV 0.8% 9/24/24 (a)	3,828,000	3,530,451
Mondelez International, Inc. 2.125% 3/17/24	5,000,000	4,865,074
		11,305,614
Tobacco - 0.9%
Altria Group, Inc. 2.35% 5/6/25	621,000	590,673
BAT Capital Corp. 3.222% 8/15/24	5,286,000	5,163,346
BAT International Finance PLC 1.668% 3/25/26	3,286,000	2,925,828
Imperial Tobacco Finance PLC 3.125% 7/26/24 (a)	3,612,000	3,475,428
Philip Morris International, Inc. 2.875% 5/1/24	3,258,000	3,212,908
		15,368,183

TOTAL CONSUMER STAPLES		43,648,515

ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	959,000	929,095
Oil, Gas & Consumable Fuels - 2.3%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,055,671
ConocoPhillips Co. 2.4% 3/7/25	1,906,000	1,843,901
Enbridge, Inc.:
0.55% 10/4/23	5,000,000	4,813,173
2.15% 2/16/24	737,000	714,522
2.5% 2/14/25	769,000	737,616
Energy Transfer LP:
3.6% 2/1/23	1,867,000	1,864,595
4.2% 9/15/23	952,000	950,005
4.25% 3/15/23	2,222,000	2,222,874
Enterprise Products Operating LP 3.35% 3/15/23	3,500,000	3,493,666
Equinor ASA 1.75% 1/22/26	690,000	640,300
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,817,071
MPLX LP:
1.75% 3/1/26	4,929,000	4,460,757
4.5% 7/15/23	2,562,000	2,571,347
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,312,952
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,301,051
3.85% 4/9/25	3,943,000	3,910,156
Pioneer Natural Resources Co. 0.55% 5/15/23	3,370,000	3,289,776
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 3.5551% 1/13/23 (b)(c)	1,253,000	1,248,164
		42,247,597

TOTAL ENERGY		43,176,692

FINANCIALS - 26.6%
Banks - 15.6%
Bank of America Corp.:
0.81% 10/24/24 (b)	3,000,000	2,877,827
0.976% 4/22/25 (b)	4,000,000	3,771,395
1.197% 10/24/26 (b)	3,800,000	3,397,444
1.843% 2/4/25 (b)	5,000,000	4,805,905
3.384% 4/2/26 (b)	3,800,000	3,666,881
3.841% 4/25/25 (b)	5,250,000	5,187,350
4.827% 7/22/26 (b)	4,000,000	4,007,097
Bank of Nova Scotia 0.8% 6/15/23	5,422,000	5,297,846
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (a)	3,802,000	3,783,774
Barclays PLC:
1.007% 12/10/24 (b)	2,279,000	2,159,831
2.852% 5/7/26 (b)	6,187,000	5,792,410
4.338% 5/16/24 (b)	3,000,000	2,984,400
BNP Paribas SA:
2.219% 6/9/26 (a)(b)	3,800,000	3,502,768
3.5% 3/1/23 (a)	10,101,000	10,076,310
BPCE SA 1.625% 1/14/25 (a)	6,000,000	5,599,689
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	2,000,000	1,947,925
0.95% 6/23/23	8,205,000	8,012,286
3.945% 8/4/25	4,246,000	4,192,094
Citigroup, Inc.:
0.981% 5/1/25 (b)	2,294,000	2,159,128
2.014% 1/25/26 (b)	5,000,000	4,698,059
3.106% 4/8/26 (b)	3,286,000	3,156,291
4.14% 5/24/25 (b)	5,000,000	4,966,157
Danske Bank A/S 3.875% 9/12/23 (a)	3,715,000	3,679,268
DNB Bank ASA 0.856% 9/30/25 (a)(b)	5,000,000	4,625,508
HSBC Holdings PLC:
0.976% 5/24/25 (b)	4,500,000	4,194,650
1.162% 11/22/24 (b)	5,000,000	4,773,042
1.645% 4/18/26 (b)	3,331,000	3,033,148
4.292% 9/12/26 (b)	4,800,000	4,662,704
Intesa Sanpaolo SpA:
3.25% 9/23/24 (a)	8,770,000	8,414,383
3.375% 1/12/23 (a)	2,000,000	1,989,964
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	3,418,000	3,197,662
1.514% 6/1/24 (b)	6,888,000	6,739,409
3.845% 6/14/25 (b)	5,000,000	4,946,886
KeyBank NA 4.15% 8/8/25	1,413,000	1,401,989
KeyCorp 3.878% 5/23/25 (b)	1,528,000	1,514,713
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	2,769,000	2,690,341
4.716% 8/11/26 (b)	5,000,000	4,932,937
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	3,944,000	3,802,536
0.953% 7/19/25 (b)	3,500,000	3,266,691
0.962% 10/11/25 (b)	5,000,000	4,624,421
2.193% 2/25/25	4,466,000	4,232,606
4.788% 7/18/25 (b)	4,000,000	4,013,177
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	2,087,000	2,007,645
2.651% 5/22/26 (b)	3,989,000	3,743,520
3.922% 9/11/24 (b)	5,000,000	4,962,738
NatWest Group PLC:
2.359% 5/22/24 (b)	2,599,000	2,553,088
3.875% 9/12/23	6,951,000	6,911,381
NatWest Markets PLC:
0.8% 8/12/24 (a)	2,224,000	2,069,622
3.625% 9/29/22 (a)	5,000,000	5,001,853
PNC Bank NA 2.5% 8/27/24	5,418,000	5,274,232
Rabobank Nederland New York Branch 3.875% 8/22/24	4,000,000	3,985,200
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,843,626
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 2.6202% 10/26/23 (b)(c)	5,000,000	4,972,602
2.55% 7/16/24	4,245,000	4,131,283
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	2,000,000	1,994,009
3.5% 6/7/24	3,539,000	3,477,982
Societe Generale:
2.226% 1/21/26 (a)(b)	12,300,000	11,376,496
4.351% 6/13/25 (a)	4,200,000	4,164,421
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	5,060,000	4,929,187
Synovus Financial Corp. 3.125% 11/1/22	7,000,000	6,991,709
The Toronto-Dominion Bank:
0.75% 6/12/23	8,265,000	8,075,463
2.35% 3/8/24	5,000,000	4,882,352
Truist Financial Corp. 4.26% 7/28/26 (b)	4,000,000	3,990,985
Wells Fargo & Co.:
1.654% 6/2/24 (b)	4,022,000	3,940,567
2.164% 2/11/26 (b)	9,858,000	9,275,184
		287,334,047
Capital Markets - 4.7%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 3.54% 2/21/25 (b)(c)	5,000,000	4,922,309
0.52% 8/9/23	3,750,000	3,613,883
1% 5/5/23	3,943,000	3,858,489
Credit Suisse Group AG 6.373% 7/15/26 (a)(b)	3,000,000	2,985,924
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,188,165
0.962% 11/8/23	3,081,000	2,958,788
1.447% 4/1/25 (b)	2,890,000	2,697,097
2.222% 9/18/24 (b)	12,004,000	11,577,083
Goldman Sachs Group, Inc.:
0.523% 3/8/23	3,350,000	3,296,013
1.757% 1/24/25 (b)	10,000,000	9,609,620
Intercontinental Exchange, Inc. 3.65% 5/23/25	2,741,000	2,712,786
Moody's Corp. 4.875% 2/15/24	2,500,000	2,528,197
Morgan Stanley:
0.731% 4/5/24 (b)	4,000,000	3,912,737
0.79% 5/30/25 (b)	4,350,000	4,066,181
3.62% 4/17/25 (b)	4,000,000	3,941,114
4% 7/23/25	3,286,000	3,265,678
4.679% 7/17/26 (b)	2,933,000	2,936,159
4.875% 11/1/22	5,000,000	5,012,756
UBS AG London Branch:
0.375% 6/1/23 (a)	4,081,000	3,979,305
1.375% 1/13/25 (a)	3,559,000	3,329,300
UBS Group AG 1.008% 7/30/24 (a)(b)	4,110,000	3,983,197
		86,374,781
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.6051% 9/29/23 (b)(c)	5,000,000	4,940,834
1.15% 10/29/23	4,000,000	3,826,140
1.65% 10/29/24	4,707,000	4,355,434
1.75% 1/30/26	2,616,000	2,305,974
4.125% 7/3/23	1,217,000	1,214,005
4.875% 1/16/24	986,000	981,267
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,783,791
5.125% 9/30/24	3,126,000	3,165,438
American Express Co.:
2.25% 3/4/25	2,216,000	2,115,301
3.375% 5/3/24	5,000,000	4,942,951
Capital One Financial Corp.:
1.343% 12/6/24 (b)	4,000,000	3,836,217
2.6% 5/11/23	2,196,000	2,179,886
4.166% 5/9/25 (b)	6,000,000	5,945,242
4.985% 7/24/26 (b)	1,713,000	1,710,599
Hyundai Capital America 1% 9/17/24 (a)	4,487,000	4,157,114
John Deere Capital Corp. 3.4% 6/6/25	3,014,000	2,984,107
Synchrony Financial:
4.25% 8/15/24	4,618,000	4,565,592
4.375% 3/19/24	3,952,000	3,935,377
		59,945,269
Diversified Financial Services - 1.3%
Athene Global Funding:
0.95% 1/8/24 (a)	3,290,000	3,130,460
1% 4/16/24 (a)	4,000,000	3,762,439
1.716% 1/7/25 (a)	3,920,000	3,628,458
Blackstone Private Credit Fund 4.7% 3/24/25	4,526,000	4,379,722
GA Global Funding Trust 1.25% 12/8/23 (a)	5,000,000	4,791,883
Jackson Financial, Inc. 1.125% 11/22/23 (a)	5,000,000	4,807,666
		24,500,628
Insurance - 1.7%
American International Group, Inc. 2.5% 6/30/25	3,286,000	3,132,482
Equitable Financial Life Global Funding:
0.5% 11/17/23 (a)	5,000,000	4,785,895
1.1% 11/12/24 (a)	5,000,000	4,661,297
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	1,726,000	1,552,044
MassMutual Global Funding II 4.15% 8/26/25 (a)	3,715,000	3,705,086
Metropolitan Life Global Funding I 0.9% 6/8/23 (a)	2,778,000	2,712,034
Pacific Life Global Funding II 1.2% 6/24/25 (a)	2,709,000	2,485,012
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.4564% 4/12/24 (a)(b)(c)	1,828,000	1,810,604
Protective Life Global Funding:
0.502% 4/12/23 (a)	5,000,000	4,894,349
3.218% 3/28/25 (a)	1,098,000	1,060,769
SunAmerica, Inc. 3.5% 4/4/25 (a)	528,000	508,507
		31,308,079

TOTAL FINANCIALS		489,462,804

HEALTH CARE - 1.8%
Health Care Providers & Services - 0.5%
Cigna Corp. 0.613% 3/15/24	990,000	943,553
Elevance Health, Inc. 0.45% 3/15/23	4,206,000	4,129,615
Humana, Inc. 0.65% 8/3/23	4,595,000	4,459,990
		9,533,158
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc. 0.85% 9/15/24	4,620,000	4,304,642
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	4,729,903
		9,034,545
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 0.7% 5/28/24	3,267,000	3,092,608
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,302,000	3,247,982
GSK Consumer Healthcare Capital 3.125% 3/24/25 (a)	4,740,000	4,567,901
Mylan NV 3.125% 1/15/23 (a)	3,221,000	3,209,716
		14,118,207

TOTAL HEALTH CARE		32,685,910

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.6%
The Boeing Co.:
1.167% 2/4/23	4,227,000	4,182,604
1.95% 2/1/24	1,500,000	1,451,341
4.875% 5/1/25	6,107,000	6,124,062
		11,758,007
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,484,379
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,063,054
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (a)	2,595,000	2,479,056
Machinery - 0.3%
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (a)	1,613,000	1,510,592
Parker Hannifin Corp. 3.65% 6/15/24	4,730,000	4,687,113
		6,197,705
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	7,345,000	6,898,745
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,248,164
0.8% 8/18/24	1,945,000	1,794,702
3.25% 3/1/25	1,900,000	1,813,607
		4,856,473

TOTAL INDUSTRIALS		39,737,419

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,371,000	1,385,031
IT Services - 0.2%
The Western Union Co.:
2.85% 1/10/25	775,000	743,611
4.25% 6/9/23	2,949,000	2,944,853
		3,688,464
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.1881% 10/1/24 (b)(c)	2,353,000	2,319,928
Microchip Technology, Inc. 0.983% 9/1/24	2,203,000	2,057,944
		4,377,872
Software - 0.5%
Roper Technologies, Inc. 3.65% 9/15/23	2,500,000	2,489,749
VMware, Inc.:
0.6% 8/15/23	4,384,000	4,238,866
1% 8/15/24	2,883,000	2,701,449
		9,430,064

TOTAL INFORMATION TECHNOLOGY		18,881,431

MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 5.9% 7/5/24	5,000,000	5,037,880
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,323,328
Crown Castle International Corp. 1.35% 7/15/25	342,000	313,391
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,800,000	3,766,009
Welltower, Inc. 3.625% 3/15/24	1,604,000	1,590,832
		6,993,560
UTILITIES - 2.5%
Electric Utilities - 1.4%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.0007% 6/10/23 (b)(c)	3,198,000	3,183,104
Edison International 2.95% 3/15/23	5,000,000	4,982,642
FirstEnergy Corp.:
1.6% 1/15/26	365,000	328,449
2.05% 3/1/25	2,028,000	1,887,855
Florida Power & Light Co. 2.85% 4/1/25	926,000	906,221
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.270% 3.254% 2/22/23 (b)(c)	5,000,000	4,988,680
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 2.4844% 9/28/23 (b)(c)	1,790,000	1,781,284
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.370% 2.6528% 5/10/23 (b)(c)	3,695,000	3,676,709
0.6% 2/26/24	1,338,000	1,269,503
Tampa Electric Co. 3.875% 7/12/24	2,786,000	2,773,657
		25,778,104
Gas Utilities - 0.4%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 2.1107% 3/2/23 (b)(c)	2,052,000	2,048,669
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	694,969
ONE Gas, Inc. 0.85% 3/11/23	5,000,000	4,923,826
		7,667,464
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	2,029,000	1,900,403
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.9323% 5/13/24 (b)(c)	3,063,000	3,029,654
DTE Energy Co. 4.22% 11/1/24	5,000,000	4,975,500
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,370,778
Sempra Energy 3.3% 4/1/25	1,816,000	1,767,495
		11,143,427

TOTAL UTILITIES		46,489,398

TOTAL NONCONVERTIBLE BONDS
(Cost $825,771,434)		796,294,448

U.S. Treasury Obligations - 32.3%
U.S. Treasury Notes:
0.25% 7/31/25 (d)	$391,359,800	$356,443,152
0.375% 8/15/24	155,067,400	146,060,164
0.375% 4/30/25	100,643,900	92,714,262
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $614,724,789)		595,217,578

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.2%
4.5% 3/1/39 to 9/1/49	3,184,008	3,233,515
5.5% 11/1/34	628,730	657,994
7.5% 11/1/31	129	140

TOTAL FANNIE MAE		3,891,649

Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	6,381	6,766
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	74,948	79,366
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,304,134)		3,977,781

Asset-Backed Securities - 14.6%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$446,854	$443,701
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 3.819% 7/22/32 (a)(b)(c)	4,510,000	4,408,674
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(b)(c)	4,518,000	4,438,424
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 3.6508% 1/17/32 (a)(b)(c)	5,435,000	5,329,143
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	5,630,000	5,289,895
Series 2022-2 Class A, 3.39% 5/17/27	6,000,000	5,931,660
Series 2022-3 Class A, 3.75% 8/16/27	5,000,000	4,981,013
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	4,632,000	4,453,915
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 3.809% 4/22/31 (a)(b)(c)	3,925,000	3,854,503
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	5,085,000	4,867,058
Series 2021-A1 Class A1, 0.44% 9/15/26	4,673,000	4,428,541
Series 2022-A1 Class A1, 3.53% 11/15/27	5,363,000	5,321,196
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	5,927,000	5,576,923
Series 2022-A1 Class A1, 2.8% 3/15/27	9,460,000	9,213,143
Series 2022-A2 Class A, 3.49% 5/15/27	4,725,000	4,683,136
CarMax Auto Owner Trust Series 2020-4 Class A3, 0.5% 8/15/25	2,296,178	2,244,933
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	3,701,000	3,574,910
Series 2021-P3 Class A3, 0.7% 11/10/26	3,730,000	3,521,105
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (a)(b)(c)	1,244,000	1,221,701
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 3.612% 7/15/33 (a)(b)(c)	4,739,000	4,630,430
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 3.7393% 7/27/30 (a)(b)(c)	4,220,000	4,150,649
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (a)	143,023	142,985
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.9437% 7/25/34 (b)(c)	64,242	60,465
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (a)	1,337,088	1,319,989
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	1,645,000	1,600,447
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	5,550,000	5,204,516
Series 2022-A1 Class A1, 1.96% 2/15/27	3,099,000	2,966,145
Series 2022-A2 Class A, 3.32% 5/15/27	4,680,000	4,615,940
Series 2022-A3 Class A3, 3.56% 7/15/27	4,691,000	4,653,329
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (a)	1,912,363	1,878,123
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (a)	4,074,657	4,015,027
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	1,776,721	1,720,593
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(c)	4,077,000	3,999,496
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	1,304,347	1,294,334
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	2,053,668	2,001,388
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	835,478	808,662
Series 2021-2 Class A2, 0.48% 5/20/27 (a)	3,182,972	3,044,886
Series 2022-3 Class A2, 4.38% 7/20/29 (a)	781,000	780,743
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	7,267,000	7,021,964
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	3,575,000	3,461,951
Series 2022-2 Class A2, 2.93% 10/21/24	4,040,000	4,007,051
GM Financial Consumer Automobile Receivables Series 2022-2 Class A3, 3.1% 2/16/27	4,307,000	4,243,057
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	2,423,424	2,369,229
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	1,575,000	1,524,586
Series 2020-2 Class A, 0.69% 10/15/25 (a)	3,406,000	3,277,307
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	2,850,168	2,787,971
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,416,000	1,410,543
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 3.759% 1/22/31 (a)(b)(c)	3,305,000	3,247,315
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (a)	557,420	552,664
Series 2021-3A Class A, 0.65% 12/15/31 (a)	933,853	920,184
Series 2022-1A Class A, 1.36% 4/15/32 (a)	2,253,371	2,207,672
Series 2022-2A Class A, 4.25% 8/15/32 (a)	4,429,702	4,401,539
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	1,602,824	1,580,206
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.7403% 7/17/32 (a)(b)(c)	4,380,000	4,279,825
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (a)	4,502,000	4,207,798
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 3.784% 5/20/29 (a)(b)(c)	3,179,641	3,140,057
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 3.3779% 4/15/30 (a)(b)(c)	4,660,767	4,586,833
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.6887% 1/25/36 (b)(c)	86,253	85,666
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	2,496,864	2,308,696
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	2,053,499	2,014,260
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	2,994,000	2,984,966
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (a)	3,766,000	3,687,506
Series 2021-A Class A3, 0.51% 7/22/24 (a)	2,246,000	2,178,494
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (a)(b)(c)	3,398,000	3,327,960
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 3.532% 1/15/34 (a)(b)(c)	4,807,000	4,724,704
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 3.9019% 11/18/30 (a)(b)(c)	4,433,000	4,360,627
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 3.442% 7/15/30 (a)(b)(c)	5,233,000	5,163,893
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (b)(c)	73,927	74,143
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (a)	1,172,691	1,160,351
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (a)	3,226,000	3,114,310
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	2,401,000	2,231,135
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	30,066	29,815
Series 2021-2 Class A, 0.91% 6/20/31 (a)	821,005	802,809
Series 2021-3 Class A, 0.83% 7/20/31 (a)	1,485,878	1,441,652
Series 2021-4 Class A, 0.84% 9/20/31 (a)	2,360,854	2,270,117
Series 2021-5 Class A, 1.31% 11/20/31 (a)	2,982,765	2,861,892
3.12% 3/20/32 (a)	4,270,782	4,140,451
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	588,631	565,818
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	2,562,622	2,435,221
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	3,295,970	3,064,809
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	3,250,000	3,066,317
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,426,051
Series 2022-5 Class A1A, 3.72% 7/20/27	2,405,000	2,405,801
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 3.6903% 4/17/30 (a)(b)(c)	4,243,925	4,176,018
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 2.6481% 8/20/29 (a)(b)(c)	2,320,609	2,301,491
World Omni Auto Receivables Trust Series 2021-D Class A2, 0.35% 12/16/24	3,103,537	3,068,645
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	1,878,864	1,853,762
TOTAL ASSET-BACKED SECURITIES
(Cost $275,766,667)		268,226,853

Collateralized Mortgage Obligations - 3.0%
Private Sponsor - 2.7%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	1,196,560	1,111,272
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (a)	3,239,650	2,916,167
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	689,069	660,943
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (a)	1,326,267	1,298,298
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	1,028,316	985,397
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	621,638	608,117
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	891,636	851,158
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	1,200,943	1,171,855
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (a)	4,669,198	4,538,559
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (a)	4,579,569	4,266,216
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (a)(b)	4,146,168	4,052,239
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (a)	1,784,785	1,627,606
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (a)(b)	3,690,840	3,374,713
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 2.8886% 9/10/22 (a)(b)(c)	6,000,000	5,999,992
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	1,196,162	1,115,109
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	1,287,746	1,216,382
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	1,930,760	1,909,609
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (a)(b)	3,190,266	2,940,251
Series 2021-2 Class A1, 2.115% 3/25/26 (a)	2,506,293	2,362,856
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	511,636	470,915
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	687,669	620,272
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (a)	2,425,478	2,320,165
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	1,805,343	1,725,018
Series 2022-HB1 Class A, 4.272% 4/25/32 (a)	913,955	898,195
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (b)(c)	863	792

TOTAL PRIVATE SPONSOR		49,042,096

U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 2.7437% 5/25/45 (b)(c)	1,507,729	1,507,298
sequential payer Series 2001-40 Class Z, 6% 8/25/31	26,574	27,319
Series 2016-27:
Class HK, 3% 1/25/41	1,556,446	1,502,802
Class KG, 3% 1/25/40	713,315	688,790
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 2.7937% 7/25/46 (b)(c)	1,699,047	1,704,299
Freddie Mac:
sequential payer Series 2015-4437 Class DE, 2% 10/15/32	8,253	8,242
Series 3949 Class MK, 4.5% 10/15/34	164,329	165,910

TOTAL U.S. GOVERNMENT AGENCY		5,604,660

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $57,285,751)		54,646,756

Commercial Mortgage Securities - 5.3%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (a)(b)(c)	1,181,000	1,152,387
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,099,000	1,023,770
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	3,662,449	3,425,009
Series 2018-B7 Class A1, 3.436% 5/15/53	464,545	461,265
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (a)(b)(c)	2,278,000	2,165,659
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (a)(b)(c)	4,067,000	4,005,988
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (a)(b)(c)	2,101,000	2,024,240
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.0433% 5/15/38 (a)(b)(c)	1,700,000	1,641,520
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (a)(b)(c)	2,737,975	2,646,952
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (a)(b)(c)	2,082,000	2,014,331
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (a)(b)(c)	1,935,000	1,852,765
floater sequential payer Series 2021-SOAR Class A, 3.062% 6/15/38 (a)(b)	1,883,730	1,819,450
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (a)(b)(c)	2,104,341	2,054,259
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(b)(c)	3,038,105	3,001,949
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	3,729,222	3,388,894
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	2,268,517	2,004,566
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (a)(b)(c)	821,166	804,743
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (a)(b)(c)	3,038,602	2,985,918
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	360,212	356,722
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,154,633	1,130,570
Series 2015-GC33 Class AAB, 3.522% 9/10/58	1,737,225	1,712,673
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	1,237,438	1,231,513
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	4,412,000	3,971,536
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.371% 5/15/36 (a)(b)(c)	3,927,000	3,882,292
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	525,886	489,052
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.141% 7/15/32 (a)(b)(c)	3,675,000	3,498,528
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (a)(b)(c)	2,887,000	2,784,411
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (a)(b)(c)	919,342	900,734
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (a)(b)(c)	1,243,000	1,182,985
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)(b)	2,980,795	2,970,175
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	2,716,191	2,709,849
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	3,919,276	3,847,848
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	4,059,499	4,041,666
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 3.391% 9/15/29 (a)(b)(c)	1,364,955	1,345,888
Series 2013-LC11 Class A/S, 3.216% 4/15/46	2,432,813	2,395,157
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (a)(b)(c)	3,413,000	3,348,831
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(b)(c)	1,683,828	1,630,031
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 7/15/38 (a)(b)(c)	995,000	961,370
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	802,735	766,000
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	2,396,136	2,244,402
Series 2019-H7 Class A1, 2.327% 7/15/52	994,890	972,820
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 2.875% 10/15/36 (a)(b)(c)	3,489,212	3,326,617
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (a)(b)(c)	2,005,000	1,932,149
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (a)(b)(c)	1,913,265	1,909,616
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	104,597	104,450
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,403,297	1,384,128
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,846,629	1,811,235
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	43,516	43,412
Series 2013-C14 Class ASB, 2.977% 6/15/46	378,818	377,353
Series 2014-C20 Class ASB, 3.638% 5/15/47	314,013	311,439
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $101,897,942)		98,049,117

Commercial Paper - 0.5%
Enel Finance America LLC yankee 0.4% 9/27/22	5,000,000	4,989,845
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000,000	4,987,921
TOTAL COMMERCIAL PAPER
(Cost $9,997,044)		9,977,766
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 2.33% (e)
(Cost $7,113,819)	7,112,396	7,113,819
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,896,861,580)		1,833,504,118
NET OTHER ASSETS (LIABILITIES) - 0.5%		9,581,392
NET ASSETS - 100%		$1,843,085,510

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	140	Dec. 2022	$29,165,938	$(98,404)	$(98,404)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $471,959,405 or 25.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $166,675.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$35,820,642	$749,230,966	$777,937,789	$122,528	$--	$--	$7,113,819	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	--	198,439,331	198,439,331	32,223	--	--	--	0.0%
Total	$35,820,642	$947,670,297	$976,377,120	$154,751	$--	$--	$7,113,819

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$796,294,448	$--	$796,294,448	$--
U.S. Government and Government Agency Obligations	595,217,578	--	595,217,578	--
U.S. Government Agency - Mortgage Securities	3,977,781	--	3,977,781	--
Asset-Backed Securities	268,226,853	--	268,226,853	--
Collateralized Mortgage Obligations	54,646,756	--	54,646,756	--
Commercial Mortgage Securities	98,049,117	--	98,049,117	--
Commercial Paper	9,977,766	--	9,977,766	--
Money Market Funds	7,113,819	7,113,819	--	--
Total Investments in Securities:	$1,833,504,118	$7,113,819	$1,826,390,299	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(98,404)	$(98,404)	$--	$--
Total Liabilities	$(98,404)	$(98,404)	$--	$--
Total Derivative Instruments:	$(98,404)	$(98,404)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$0	$(98,404)
Total Interest Rate Risk	0	(98,404)
Total Value of Derivatives	$0	$(98,404)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,889,747,761)	$1,826,390,299
Fidelity Central Funds (cost $7,113,819)	7,113,819
Total Investment in Securities (cost $1,896,861,580)		$1,833,504,118
Receivable for investments sold		65,016,826
Receivable for fund shares sold		3,592,067
Interest receivable		6,029,077
Distributions receivable from Fidelity Central Funds		20,881
Receivable for daily variation margin on futures contracts		5,469
Prepaid expenses		3,368
Total assets		1,908,171,806
Liabilities
Payable for investments purchased	$61,988,906
Payable for fund shares redeemed	2,498,353
Distributions payable	53,323
Accrued management fee	463,857
Other payables and accrued expenses	81,857
Total liabilities		65,086,296
Net Assets		$1,843,085,510
Net Assets consist of:
Paid in capital		$1,929,738,850
Total accumulated earnings (loss)		(86,653,340)
Net Assets		$1,843,085,510
Net Asset Value, offering price and redemption price per share ($1,843,085,510 ÷ 193,069,368 shares)		$9.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$20,332,673
Income from Fidelity Central Funds (including $32,223 from security lending)		154,751
Total income		20,487,424
Expenses
Management fee	$5,691,732
Custodian fees and expenses	29,830
Independent trustees' fees and expenses	6,197
Registration fees	32,624
Audit	96,244
Legal	1,576
Miscellaneous	8,215
Total expenses before reductions	5,866,418
Expense reductions	(32,525)
Total expenses after reductions		5,833,893
Net investment income (loss)		14,653,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,812,160)
Futures contracts	(11,127)
Total net realized gain (loss)		(26,823,287)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(66,130,766)
Futures contracts	(98,404)
Total change in net unrealized appreciation (depreciation)		(66,229,170)
Net gain (loss)		(93,052,457)
Net increase (decrease) in net assets resulting from operations		$(78,398,926)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	For the period September 15, 2020 (commencement of operations) through August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,653,531	$7,562,396
Net realized gain (loss)	(26,823,287)	471,454
Change in net unrealized appreciation (depreciation)	(66,229,170)	2,773,304
Net increase (decrease) in net assets resulting from operations	(78,398,926)	10,807,154
Distributions to shareholders	(11,782,706)	(7,278,749)
Share transactions
Proceeds from sales of shares	1,096,941,723	2,493,989,974
Reinvestment of distributions	11,575,013	7,261,129
Cost of shares redeemed	(1,020,474,991)	(659,554,111)
Net increase (decrease) in net assets resulting from share transactions	88,041,745	1,841,696,992
Total increase (decrease) in net assets	(2,139,887)	1,845,225,397
Net Assets
Beginning of period	1,845,225,397	–
End of period	$1,843,085,510	$1,845,225,397
Other Information
Shares
Sold	112,706,091	249,481,130
Issued in reinvestment of distributions	1,190,192	725,612
Redeemed	(105,165,453)	(65,868,204)
Net increase (decrease)	8,730,830	184,338,538

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Short-Term Bond Fund

Years ended August 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.075	.047
Net realized and unrealized gain (loss)	(.475)	.007
Total from investment operations	(.400)	.054
Distributions from net investment income	(.056)	(.044)
Distributions from net realized gain	(.004)	–
Total distributions	(.060)	(.044)
Net asset value, end of period	$9.55	$10.01
Total ReturnD,E	(4.01)%	.54%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.31%	.34%H
Expenses net of fee waivers, if any	.30%	.34%H
Expenses net of all reductions	.30%	.34%H
Net investment income (loss)	.77%	.49%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,843,086	$1,845,225
Portfolio turnover rateI	74%	70%J,K

 A For the period September 15, 2020 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity SAI Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$844,978
Gross unrealized depreciation	(63,532,158)
Net unrealized appreciation (depreciation)	$(62,687,180)
Tax Cost	$1,896,191,298

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(23,612,615)
Net unrealized appreciation (depreciation) on securities and other investments	$(62,687,180)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,983,330)
Long-term	(17,629,285)
Total capital loss carryforward	$(23,612,615)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021(a)
Ordinary Income	$11,782,706	$ 7,278,749

 (a) For the period September 15, 2020 (commencement of operations) through August 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Short-Term Bond Fund	659,677,472	591,725,316

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Short-Term Bond Fund	158,747,412	1,585,886,645

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Short-Term Bond Fund	$3,152

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Short-Term Bond Fund	$3,496	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $438.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $32,087.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Short Duration Fund
Fidelity SAI Short-Term Bond Fund	10%

11. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Short-Term Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Short-Term Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022 and the statement of changes in net assets and the financial highlights for the year ended August 31, 2022 and for the period September 15, 2020 (commencement of operations) through August 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended August 31, 2022 and for the period September 15, 2020 (commencement of operations) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity SAI Short-Term Bond Fund	.30%
Actual		$1,000.00	$978.10	$1.50
Hypothetical-C		$1,000.00	$1,023.69	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 23.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,924,859 of the distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

SST-ANN-1022
1.9900845.101

Fidelity® Sustainable Core Plus Bond Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Sustainable Core Plus Bond Fund will be reported once the fund is a year old.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	33.1%
AAA	7.0%
AA	1.5%
A	12.0%
BBB	23.5%
BB and Below	7.9%
Not Rated	1.8%
Short-Term Investments and Net Other Assets	13.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	43.3%
U.S. Government and U.S. Government Agency Obligations	33.1%
Asset-Backed Securities	7.3%
CMOs and Other Mortgage Related Securities	1.4%
Other Investments	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	13.2%

 * Foreign investments - 15.8%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	84.2%
Cayman Islands	5.7%
Canada	1.7%
Netherlands	1.6%
United Kingdom	1.3%
Multi-National	1.4%
Hong Kong	0.7%
Italy	0.7%
Luxembourg	0.8%
Other	1.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Corporate Bonds - 43.3%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		$32,000	$23,026
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		15,000	7,545

TOTAL CONVERTIBLE BONDS			30,571

Nonconvertible Bonds - 43.2%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.7%
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,294
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		46,000	36,932
Lumen Technologies, Inc. 5.375% 6/15/29 (b)		16,000	12,494
TELUS Corp. 3.4% 5/13/32		130,000	115,279
Verizon Communications, Inc.:
2.355% 3/15/32		70,000	57,429
3.875% 3/1/52		270,000	224,136
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	6,320
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		18,000	13,784
			476,668
Entertainment - 0.5%
Cinemark U.S.A., Inc. 5.25% 7/15/28 (b)		10,000	8,101
The Walt Disney Co. 2.65% 1/13/31		140,000	123,414
			131,515
Interactive Media & Services - 0.0%
Twitter, Inc. 3.875% 12/15/27 (b)		10,000	9,303
Media - 1.3%
Altice Financing SA 5.75% 8/15/29 (b)		29,000	23,392
Altice France Holding SA 6% 2/15/28 (b)		32,000	21,760
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% 2/1/32 (b)		23,000	19,026
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		10,000	9,150
Magallanes, Inc.:
4.279% 3/15/32 (b)		135,000	117,630
5.141% 3/15/52 (b)		141,000	112,856
News Corp. 3.875% 5/15/29 (b)		18,000	15,660
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (b)		8,000	7,240
TEGNA, Inc. 4.75% 3/15/26 (b)		8,000	7,856
UPC Broadband Finco BV 4.875% 7/15/31 (b)		8,000	6,920
			341,490
Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA 4.5% 4/27/31 (b)		13,000	10,671
Rogers Communications, Inc.:
3.2% 3/15/27 (b)		60,000	57,086
4.55% 3/15/52 (b)		70,000	61,445
			129,202
TOTAL COMMUNICATION SERVICES			1,088,178
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.0%
Patrick Industries, Inc. 4.75% 5/1/29 (b)		12,000	9,825
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	39,026
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,349
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(d)		18,000	16,695
			59,070
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		10,000	9,500
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		11,000	10,404
Sotheby's 7.375% 10/15/27 (b)		10,000	9,427
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	5,220
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		36,000	34,703
			69,254
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29 (b)		13,000	11,163
4% 10/15/30 (b)		5,000	4,058
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		8,000	7,200
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		26,000	20,990
Life Time, Inc. 8% 4/15/26 (b)		10,000	8,827
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		12,000	9,219
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		30,000	27,058
Yum! Brands, Inc. 4.625% 1/31/32		34,000	30,038
			118,553
Household Durables - 0.3%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	81,281
Internet & Direct Marketing Retail - 0.2%
Match Group Holdings II LLC 4.625% 6/1/28 (b)		10,000	8,900
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		16,000	13,760
Uber Technologies, Inc. 4.5% 8/15/29 (b)		44,000	38,198
			60,858
Multiline Retail - 0.1%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		8,000	6,924
Nordstrom, Inc. 4.375% 4/1/30		12,000	9,142
			16,066
Specialty Retail - 2.0%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	5,859
Bath & Body Works, Inc. 6.95% 3/1/33		8,000	6,572
Carvana Co. 4.875% 9/1/29 (b)		30,000	17,055
Gap, Inc. 3.625% 10/1/29 (b)		12,000	8,358
LBM Acquisition LLC 6.25% 1/15/29 (b)		10,000	7,473
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	119,720
4.25% 4/1/52		130,000	110,719
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	18,401
Rent-A-Center, Inc. 6.375% 2/15/29 (b)		8,000	6,757
The Home Depot, Inc. 3.25% 4/15/32		130,000	119,938
TJX Companies, Inc. 3.875% 4/15/30		120,000	116,467
Victoria's Secret & Co. 4.625% 7/15/29 (b)		8,000	6,340
			543,659
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.125% 8/15/31 (b)		18,000	14,167
Hanesbrands, Inc. 4.625% 5/15/24 (b)		10,000	9,632
Tapestry, Inc. 3.05% 3/15/32		140,000	111,499
			135,298
TOTAL CONSUMER DISCRETIONARY			1,093,864
CONSUMER STAPLES - 1.6%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		12,000	9,842
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.25% 3/15/26 (b)		12,000	10,816
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	107,525
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	6,900
			125,241
Food Products - 1.1%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		43,000	42,175
6% 6/15/30 (b)		5,000	5,006
General Mills, Inc. 2.25% 10/14/31		290,000	240,018
TreeHouse Foods, Inc. 4% 9/1/28		8,000	6,707
			293,906
TOTAL CONSUMER STAPLES			428,989
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	10,920
CGG SA 8.75% 4/1/27 (b)		18,000	15,934
Oceaneering International, Inc. 6% 2/1/28		12,000	10,245
Transocean Guardian Ltd. 5.875% 1/15/24 (b)		9,228	8,743
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		7,473	7,196
Weatherford International Ltd. 8.625% 4/30/30 (b)		8,000	7,230
			60,268
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp. 7.125% 2/1/26 (b)		26,000	25,559
CNX Resources Corp. 6% 1/15/29 (b)		4,000	3,761
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		10,000	9,238
CVR Energy, Inc. 5.25% 2/15/25 (b)		34,000	32,074
Energean PLC 6.5% 4/30/27 (b)		10,000	9,025
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		10,000	9,312
MEG Energy Corp. 5.875% 2/1/29 (b)		30,000	27,900
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		52,000	49,262
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		8,000	7,680
Occidental Petroleum Corp. 5.5% 12/1/25		36,000	36,968
SM Energy Co. 6.5% 7/15/28		8,000	7,704
Teine Energy Ltd. 6.875% 4/15/29 (b)		18,000	16,434
Western Gas Partners LP 3.35% 2/1/25		38,000	35,852
			270,769
TOTAL ENERGY			331,037
FINANCIALS - 12.7%
Banks - 7.4%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	91,901
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (c)	EUR	100,000	90,881
Bank of America Corp.:
2.456% 10/22/25 (c)		260,000	248,096
2.687% 4/22/32 (c)		70,000	58,030
5.015% 7/22/33 (c)		168,000	166,432
Citigroup, Inc.:
2.014% 1/25/26 (c)		260,000	244,299
4.91% 5/24/33 (c)		90,000	88,040
ING Groep NV 1.4% 7/1/26 (b)(c)		200,000	180,795
Intesa Sanpaolo SpA 4% 9/23/29 (b)		210,000	182,275
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)		260,000	242,272
2.963% 1/25/33 (c)		70,000	59,449
4.586% 4/26/33 (c)		142,000	136,732
4.912% 7/25/33 (c)		28,000	27,689
KBC Group NV 0.5% 12/3/29 (c)	EUR	100,000	91,218
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	98,278
			2,006,387
Capital Markets - 2.7%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		8,000	5,170
3.625% 10/1/31 (b)		5,000	3,044
Goldman Sachs Group, Inc.:
3.102% 2/24/33 (c)		109,000	92,731
3.615% 3/15/28 (c)		130,000	123,026
Hightower Holding LLC 6.75% 4/15/29 (b)		10,000	8,405
Morgan Stanley:
0.864% 10/21/25 (c)		270,000	249,374
2.943% 1/21/33 (c)		70,000	59,558
4.889% 7/20/33 (c)		68,000	67,691
State Street Corp. 3.031% 11/1/34 (c)		130,000	113,298
StoneX Group, Inc. 8.625% 6/15/25 (b)		6,000	6,105
			728,402
Consumer Finance - 0.6%
Ally Financial, Inc. 2.2% 11/2/28		140,000	115,569
OneMain Finance Corp. 3.875% 9/15/28		46,000	35,880
			151,449
Diversified Financial Services - 0.0%
Altus Midstream LP 5.875% 6/15/30 (b)		10,000	9,513
Insurance - 2.0%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	185,499
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	177,446
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	177,495
			540,440
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		8,000	7,096
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc. 6.625% 3/15/25		8,000	8,012
TOTAL FINANCIALS			3,451,299
HEALTH CARE - 3.6%
Biotechnology - 0.9%
Amgen, Inc. 3% 2/22/29		260,000	238,836
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	7,000
			245,836
Health Care Providers & Services - 1.2%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		8,000	6,339
Cano Health, Inc. 6.25% 10/1/28 (b)		22,000	19,758
Cigna Corp. 3.4% 3/15/51		150,000	114,172
Community Health Systems, Inc.:
5.25% 5/15/30 (b)		15,000	11,363
6.875% 4/15/29 (b)		10,000	6,250
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		10,000	7,358
HealthEquity, Inc. 4.5% 10/1/29(b)		18,000	15,832
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		8,000	7,664
Humana, Inc. 3.7% 3/23/29		130,000	122,755
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		12,000	9,096
Tenet Healthcare Corp.:
4.375% 1/15/30 (b)		8,000	7,000
6.125% 10/1/28 (b)		5,000	4,588
6.125% 6/15/30 (b)		5,000	4,801
			336,976
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (b)		12,000	11,597
Minerva Merger Sub, Inc. 6.5% 2/15/30 (b)		10,000	8,490
			20,087
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		18,000	15,514
Syneos Health, Inc. 3.625% 1/15/29 (b)		12,000	10,143
			25,657
Pharmaceuticals - 1.3%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	123,593
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	63,429
Catalent Pharma Solutions 3.5% 4/1/30 (b)		18,000	14,825
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		2,000	1,578
Jazz Securities DAC 4.375% 1/15/29 (b)		18,000	16,231
Zoetis, Inc. 2% 5/15/30		140,000	117,619
			337,275
TOTAL HEALTH CARE			965,831
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6% 2/15/28 (b)		27,000	23,869
Howmet Aerospace, Inc. 3% 1/15/29		8,000	6,752
Triumph Group, Inc. 8.875% 6/1/24 (b)		10,000	10,125
			40,746
Building Products - 0.5%
Carrier Global Corp. 2.493% 2/15/27		130,000	119,614
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	5,453
			125,067
Commercial Services & Supplies - 0.3%
APX Group, Inc. 5.75% 7/15/29 (b)		12,000	9,788
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		14,000	11,340
Covanta Holding Corp. 4.875% 12/1/29 (b)		15,000	12,656
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		2,000	1,964
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 7/15/29 (b)		14,000	14,053
Stericycle, Inc.:
3.875% 1/15/29 (b)		24,000	20,790
5.375% 7/15/24 (b)		1,000	979
			71,570
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		12,000	11,640
Pike Corp. 5.5% 9/1/28 (b)		4,000	3,307
			14,947
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	6,718
Sensata Technologies BV 4% 4/15/29 (b)		8,000	6,916
			13,634
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.75% 9/1/31		140,000	115,858
Machinery - 0.9%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		130,000	122,491
Otis Worldwide Corp. 2.565% 2/15/30		140,000	120,462
			242,953
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		10,000	8,235
Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		8,000	7,100
Road & Rail - 0.0%
Hertz Corp. 4.625% 12/1/26 (b)		12,000	10,278
Trading Companies & Distributors - 0.0%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		12,000	10,210
TOTAL INDUSTRIALS			660,598
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		16,000	13,615
HTA Group Ltd. 7% 12/18/25 (b)		8,000	7,492
			21,107
Electronic Equipment & Components - 0.4%
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	114,303
IT Services - 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		28,000	23,693
Tempo Acquisition LLC 5.75% 6/1/25 (b)		6,000	5,948
Twilio, Inc. 3.625% 3/15/29		18,000	15,030
Virtusa Corp. 7.125% 12/15/28 (b)		8,000	6,320
			50,991
Semiconductors & Semiconductor Equipment - 1.0%
Entegris Escrow Corp. 5.95% 6/15/30 (b)		10,000	9,488
Entegris, Inc. 3.625% 5/1/29 (b)		28,000	23,582
Micron Technology, Inc. 2.703% 4/15/32		140,000	108,816
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	112,455
onsemi 3.875% 9/1/28 (b)		12,000	10,702
			265,043
Software - 0.3%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		8,000	7,000
Clarivate Science Holdings Corp. 3.875% 7/1/28 (b)		42,000	35,952
Elastic NV 4.125% 7/15/29 (b)		28,000	23,694
NCR Corp. 5.125% 4/15/29 (b)		16,000	14,940
NortonLifeLock, Inc. 5% 4/15/25 (b)		10,000	9,870
Open Text Corp. 3.875% 12/1/29 (b)		4,000	3,226
			94,682
TOTAL INFORMATION TECHNOLOGY			546,126
MATERIALS - 1.3%
Chemicals - 0.7%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	122,891
Methanex Corp. 5.125% 10/15/27		10,000	9,105
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		10,000	9,556
5.25% 6/1/27 (b)		10,000	8,829
Nufarm Australia Ltd. 5% 1/27/30 (b)		10,000	8,300
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)		14,000	10,570
The Chemours Co. LLC 4.625% 11/15/29 (b)		23,000	18,975
			188,226
Construction Materials - 0.1%
VM Consolidated, Inc. 5.5% 4/15/29 (b)		28,000	24,571
Containers & Packaging - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	29,295
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,599
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,644
			48,538
Metals & Mining - 0.2%
ATI, Inc. 4.875% 10/1/29		12,000	10,735
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		6,000	4,369
Eldorado Gold Corp. 6.25% 9/1/29 (b)		10,000	7,997
ERO Copper Corp. 6.5% 2/15/30 (b)		20,000	14,813
IAMGOLD Corp. 5.75% 10/15/28 (b)		6,000	2,996
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		8,000	7,546
Mineral Resources Ltd. 8.5% 5/1/30 (b)		15,000	15,110
			63,566
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	7,187
Mercer International, Inc. 5.125% 2/1/29		10,000	8,731
			15,918
TOTAL MATERIALS			340,819
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	173,849
Boston Properties, Inc. 2.45% 10/1/33		220,000	166,558
Corporate Office Properties LP 2% 1/15/29		150,000	118,483
Duke Realty LP 2.875% 11/15/29		200,000	179,140
iStar Financial, Inc. 5.5% 2/15/26		8,000	8,160
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	4,260
5% 10/15/27		30,000	26,950
SBA Communications Corp. 3.125% 2/1/29		12,000	9,887
Uniti Group, Inc. 6% 1/15/30 (b)		34,000	23,974
WP Carey, Inc. 2.45% 2/1/32		220,000	175,169
			886,430
Real Estate Management & Development - 0.8%
CBRE Group, Inc. 2.5% 4/1/31		140,000	112,380
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		12,000	9,024
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		42,000	36,040
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	75,767
			233,211
TOTAL REAL ESTATE			1,119,641
UTILITIES - 6.3%
Electric Utilities - 2.3%
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	167,009
NextEra Energy Capital Holdings, Inc. 1.9% 6/15/28		130,000	112,471
NextEra Energy Partners LP 3.875% 10/15/26 (b)		10,000	9,320
Northern States Power Co. 2.25% 4/1/31		210,000	181,906
Oncor Electric Delivery Co. LLC 4.15% 6/1/32 (b)		130,000	129,597
PG&E Corp. 5% 7/1/28		10,000	8,880
			609,183
Independent Power and Renewable Electricity Producers - 1.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		10,000	8,950
Sunnova Energy Corp. 5.875% 9/1/26 (b)		20,000	18,450
TerraForm Global, Inc. 6.125% 3/1/26 (b)		36,000	33,912
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,083
The AES Corp.:
1.375% 1/15/26		140,000	124,209
2.45% 1/15/31		220,000	181,276
			373,880
Multi-Utilities - 2.6%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	178,379
Dominion Energy, Inc. 2.25% 8/15/31		220,000	182,283
NiSource, Inc. 1.7% 2/15/31		230,000	179,934
Puget Energy, Inc. 4.224% 3/15/32		190,000	175,044
			715,640
TOTAL UTILITIES			1,698,703

TOTAL NONCONVERTIBLE BONDS			11,725,085

TOTAL CORPORATE BONDS
(Cost $12,588,758)			11,755,656

U.S. Treasury Obligations - 30.4%
U.S. Treasury Bills, yield at date of purchase 1.91% 4/20/23		2,650,000	2,598,168
U.S. Treasury Bonds:
2.25% 2/15/52		$2,600,000	$2,076,750
2.875% 5/15/52		250,000	230,391
3.25% 5/15/42		200,000	191,313
3.375% 8/15/42		400,000	390,313
U.S. Treasury Notes:
2.375% 3/31/29		300,000	282,879
2.5% 4/30/24		700,000	688,898
2.5% 5/31/24		500,000	491,738
2.5% 3/31/27		450,000	433,301
2.625% 7/31/29		900,000	862,734
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,577,401)			8,246,485

U.S. Government Agency - Mortgage Securities - 16.1%
Fannie Mae - 0.5%
2% 10/1/35		49,673	45,839
3% 5/1/52		49,362	45,716
4.5% 7/1/52		49,681	50,146

TOTAL FANNIE MAE			141,701

Freddie Mac - 0.7%
2.5% 12/1/51 to 8/1/52		199,480	178,522
Ginnie Mae - 4.4%
2% 9/1/52 (e)		100,000	88,352
2% 9/1/52 (e)		100,000	88,352
2% 9/1/52 (e)		100,000	88,352
2% 10/1/52 (e)		100,000	88,332
2% 10/1/52 (e)		50,000	44,166
2.5% 9/1/52 (e)		50,000	45,590
2.5% 9/1/52 (e)		25,000	22,795
2.5% 9/1/52 (e)		50,000	45,590
2.5% 9/1/52 (e)		50,000	45,590
2.5% 10/1/52 (e)		100,000	91,152
3% 9/1/52 (e)		25,000	23,464
3% 9/1/52 (e)		25,000	23,464
3% 9/1/52 (e)		50,000	46,927
3% 9/1/52 (e)		25,000	23,464
3% 9/1/52 (e)		25,000	23,464
3% 10/1/52 (e)		50,000	46,894
3.5% 9/1/52 (e)		100,000	96,413
4% 9/1/52 (e)		250,000	246,312

TOTAL GINNIE MAE			1,178,673

Uniform Mortgage Backed Securities - 10.5%
1.5% 9/1/52 (e)		25,000	20,483
1.5% 9/1/52 (e)		50,000	40,965
1.5% 9/1/52 (e)		50,000	40,965
2% 9/1/37 (e)		200,000	184,291
2% 9/1/37 (e)		150,000	138,218
2% 10/1/37 (e)		50,000	46,065
2% 10/1/37 (e)		50,000	46,065
2% 10/1/37 (e)		50,000	46,065
2% 9/1/52 (e)		250,000	215,137
2% 9/1/52 (e)		150,000	129,082
2% 9/1/52 (e)		150,000	129,082
2% 9/1/52 (e)		150,000	129,082
2% 9/1/52 (e)		50,000	43,027
2% 9/1/52 (e)		50,000	43,027
2% 10/1/52 (e)		150,000	129,047
2% 10/1/52 (e)		250,000	215,078
2.5% 9/1/52 (e)		200,000	178,625
2.5% 9/1/52 (e)		200,000	178,625
2.5% 9/1/52 (e)		100,000	89,313
3% 9/1/52 (e)		100,000	92,539
3% 9/1/52 (e)		150,000	138,809
3.5% 9/1/52 (e)		100,000	95,328
3.5% 9/1/52 (e)		100,000	95,328
4% 9/1/52 (e)		50,000	48,793
4% 9/1/52 (e)		50,000	48,793
4% 9/1/52 (e)		100,000	97,586
4.5% 9/1/52 (e)		150,000	149,074
5% 9/1/52 (e)		50,000	50,453

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			2,858,945

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,454,738)			4,357,841

Asset-Backed Securities - 7.3%
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)		$250,000	$245,108
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (b)(c)(d)		250,000	243,089
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (b)(c)(d)		200,000	193,201
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)		320,000	312,489
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (b)(c)(d)		250,000	245,248
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)		99,750	89,762
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (b)(c)(d)		570,000	554,834
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28		109,000	102,647
TOTAL ASSET-BACKED SECURITIES
(Cost $2,020,124)			1,986,378

Commercial Mortgage Securities - 1.4%
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 3.041% 8/15/36 (b)(c)(d)		250,000	236,712
SLG Office Trust sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)		150,000	127,464
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $380,717)			364,176

Foreign Government and Government Agency Obligations - 0.2%
United Kingdom, Great Britain and Northern Ireland 4.25% 6/7/32 (f) (Cost $62,585)		GBP 42,000	54,747
		Shares	Value

Common Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Denbury, Inc. (g)		38	3,379
EQT Corp.		61	2,916
New Fortress Energy, Inc.		84	4,817
TOTAL COMMON STOCKS
(Cost $9,072)			11,112
		Principal Amount	Value

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9444% 6/21/24 (c)(d)(h)
(Cost $5,760)		5,984	5,453

Preferred Securities - 1.5%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (Reg. S) (c)(i)	EUR	100,000	84,555
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Danone SA 1% (Reg. S) (c)(i)	EUR	100,000	85,676
FINANCIALS - 0.5%
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (c)(i)		20,000	16,543
Insurance - 0.4%
Aviva PLC 6.125% (c)(i)	GBP	100,000	122,930

TOTAL FINANCIALS			139,473

UTILITIES - 0.4%
Electric Utilities - 0.4%
TenneT Holding BV 2.995% (Reg. S) (c)(i)	EUR	100,000	98,733
TOTAL PREFERRED SECURITIES
(Cost $472,344)			408,437
		Shares	Value

Money Market Funds - 13.8%
Fidelity Cash Central Fund 2.33% (j)
(Cost $3,745,873)		3,745,124	3,745,873
TOTAL INVESTMENT IN SECURITIES - 114.0%
(Cost $32,317,372)			30,936,158
NET OTHER ASSETS (LIABILITIES) - (14.0)%			(3,790,995)
NET ASSETS - 100%			$27,145,163

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/52	$(100,000)	$(88,349)
2% 9/1/52	(50,000)	(44,176)
2.5% 9/1/52	(100,000)	(91,180)
3% 9/1/52	(50,000)	(46,927)
4% 9/1/52	(75,000)	(73,894)
4% 9/1/52	(175,000)	(172,419)

TOTAL GINNIE MAE		(516,945)

Uniform Mortgage Backed Securities
2% 9/1/37	(50,000)	(46,073)
2% 9/1/37	(50,000)	(46,073)
2% 9/1/37	(50,000)	(46,073)
2% 9/1/52	(150,000)	(129,082)
2% 9/1/52	(250,000)	(215,137)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(482,438)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,007,343)		$(999,383)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Dec. 2022	$208,328	$(729)	$(729)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Dec. 2022	110,820	(1,268)	(1,268)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Dec. 2022	250,375	(5,358)	(5,358)

TOTAL PURCHASED					(7,355)

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Dec. 2022	125,382	3,190	3,190
TOTAL FUTURES CONTRACTS					$(4,165)

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	18,000	USD	18,102	BNP Paribas S.A.	9/15/22	$3
EUR	3,000	USD	2,995	JPMorgan Chase Bank, N.A.	9/15/22	23
GBP	6,000	USD	7,109	BNP Paribas S.A.	9/15/22	(137)
GBP	2,000	USD	2,401	Citibank, N. A.	9/15/22	(77)
GBP	3,500	USD	4,073	Goldman Sachs Bank USA	9/15/22	(6)
GBP	2,500	USD	3,030	JPMorgan Chase Bank, N.A.	9/15/22	(125)
GBP	26,000	USD	31,492	State Street Bank and Trust Co	9/15/22	(1,280)
USD	650,761	EUR	636,000	BNP Paribas S.A.	9/15/22	11,049
USD	2,057	EUR	2,000	BNP Paribas S.A.	9/15/22	45
USD	3,071	EUR	3,000	JPMorgan Chase Bank, N.A.	9/15/22	53
USD	3,681	GBP	3,000	BNP Paribas S.A.	9/15/22	195
USD	447,652	GBP	366,000	Goldman Sachs Bank USA	9/15/22	22,362
USD	603	GBP	500	Goldman Sachs Bank USA	9/15/22	22
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$32,127
					Unrealized Appreciation	33,752
					Unrealized Depreciation	(1,625)

For the period, the average contract value for forward foreign currency contracts was $1,162,085. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound sterling

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,476,853 or 20.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,072.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$--	$38,449,191	$34,703,318	$20,723	$--	$--	$3,745,873	0.0%
Total	$--	$38,449,191	$34,703,318	$20,723	$--	$--	$3,745,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$11,112	$11,112	$--	$--
Corporate Bonds	11,755,656	--	11,755,656	--
U.S. Government and Government Agency Obligations	8,246,485	--	8,246,485	--
U.S. Government Agency - Mortgage Securities	4,357,841	--	4,357,841	--
Asset-Backed Securities	1,986,378	--	1,986,378	--
Commercial Mortgage Securities	364,176	--	364,176	--
Foreign Government and Government Agency Obligations	54,747	--	54,747	--
Bank Loan Obligations	5,453	--	5,453	--
Preferred Securities	408,437	--	408,437	--
Money Market Funds	3,745,873	3,745,873	--	--
Total Investments in Securities:	$30,936,158	$3,756,985	$27,179,173	$--
Derivative Instruments:
Assets
Futures Contracts	$3,190	$3,190	$--	$--
Forward Foreign Currency Contracts	33,752	33,752	--	--
Total Assets	$36,942	$36,942	$--	$--
Liabilities
Futures Contracts	$(7,355)	$(7,355)	$--	$--
Forward Foreign Currency Contracts	(1,625)	(1,625)	--	--
Total Liabilities	$(8,980)	$(8,980)	$--	$--
Total Derivative Instruments:	$27,962	$27,962	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(999,383)	$--	$(999,383)	$--
Total Other Financial Instruments:	$(999,383)	$--	$(999,383)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$33,752	$(1,625)
Total Foreign Exchange Risk	33,752	(1,625)
Interest Rate Risk
Futures Contracts(b)	0	(7,355)
Futures Contracts(b)	3,190	0
Total Interest Rate Risk	3,190	(7,355)
Total Value of Derivatives	$36,942	$(8,980)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,571,499)	$27,190,285
Fidelity Central Funds (cost $3,745,873)	3,745,873
Total Investment in Securities (cost $32,317,372)		$30,936,158
Cash		107,220
Foreign currency held at value (cost $20,021)		19,381
Receivable for investments sold		343,060
Receivable for TBA sale commitments		1,007,343
Unrealized appreciation on forward foreign currency contracts		33,752
Receivable for fund shares sold		155,863
Dividends receivable		15
Interest receivable		166,077
Distributions receivable from Fidelity Central Funds		7,581
Receivable for daily variation margin on futures contracts		2,242
Receivable from investment adviser for expense reductions		39
Other receivables		59
Total assets		32,778,790
Liabilities
Payable for investments purchased
Regular delivery	$302,495
Delayed delivery	4,130,590
TBA sale commitments, at value	999,383
Unrealized depreciation on forward foreign currency contracts	1,625
Payable for fund shares redeemed	186,914
Distributions payable	1,490
Accrued management fee	7,911
Distribution and service plan fees payable	1,273
Other affiliated payables	1,946
Total liabilities		5,633,627
Net Assets		$27,145,163
Net Assets consist of:
Paid in capital		$28,448,000
Total accumulated earnings (loss)		(1,302,837)
Net Assets		$27,145,163
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,226,218 ÷ 128,989 shares)(a)		$9.51
Maximum offering price per share (100/96.00 of $9.51)		$9.91
Class M:
Net Asset Value and redemption price per share ($1,020,439 ÷ 107,343 shares)(a)		$9.51
Maximum offering price per share (100/96.00 of $9.51)		$9.91
Class C:
Net Asset Value and offering price per share ($955,391 ÷ 100,511 shares)(a)		$9.51
Fidelity Sustainable Core Plus Bond Fund:
Net Asset Value, offering price and redemption price per share ($21,579,668 ÷ 2,269,984 shares)		$9.51
Class I:
Net Asset Value, offering price and redemption price per share ($959,058 ÷ 100,884 shares)		$9.51
Class Z:
Net Asset Value, offering price and redemption price per share ($1,404,389 ÷ 147,728 shares)		$9.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 13, 2022 (commencement of operations) through August 31, 2022
Investment Income
Dividends		$6,325
Interest		287,480
Income from Fidelity Central Funds		20,723
Total income		314,528
Expenses
Management fee	$34,289
Transfer agent fees	8,772
Distribution and service plan fees	5,729
Independent trustees' fees and expenses	21
Total expenses before reductions	48,811
Expense reductions	(321)
Total expenses after reductions		48,490
Net investment income (loss)		266,038
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(78,441)
Forward foreign currency contracts	63,212
Foreign currency transactions	8,453
Futures contracts	1,925
Total net realized gain (loss)		(4,851)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,381,214)
Forward foreign currency contracts	32,127
Assets and liabilities in foreign currencies	(1,719)
Futures contracts	(4,165)
TBA sale commitments	7,960
Total change in net unrealized appreciation (depreciation)		(1,347,011)
Net gain (loss)		(1,351,862)
Net increase (decrease) in net assets resulting from operations		$(1,085,824)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 13, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$266,038
Net realized gain (loss)	(4,851)
Change in net unrealized appreciation (depreciation)	(1,347,011)
Net increase (decrease) in net assets resulting from operations	(1,085,824)
Distributions to shareholders	(216,947)
Share transactions - net increase (decrease)	28,447,934
Total increase (decrease) in net assets	27,145,163
Net Assets
Beginning of period	–
End of period	$27,145,163

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainable Core Plus Bond Fund Class A

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.094
Net realized and unrealized gain (loss)	(.508)
Total from investment operations	(.414)
Distributions from net investment income	(.076)
Total distributions	(.076)
Net asset value, end of period	$9.51
Total ReturnD,E,F	(4.15)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.65%I
Expenses net of fee waivers, if any	.65%I
Expenses net of all reductions	.65%I
Net investment income (loss)	2.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,226
Portfolio turnover rateJ	118%K

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Core Plus Bond Fund Class M

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.095
Net realized and unrealized gain (loss)	(.509)
Total from investment operations	(.414)
Distributions from net investment income	(.076)
Total distributions	(.076)
Net asset value, end of period	$9.51
Total ReturnD,E,F	(4.15)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.65%I
Expenses net of fee waivers, if any	.65%I
Expenses net of all reductions	.65%I
Net investment income (loss)	2.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,020
Portfolio turnover rateJ	118%K

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Core Plus Bond Fund Class C

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.067
Net realized and unrealized gain (loss)	(.508)
Total from investment operations	(.441)
Distributions from net investment income	(.049)
Total distributions	(.049)
Net asset value, end of period	$9.51
Total ReturnD,E,F	(4.41)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.39%I
Expenses net of fee waivers, if any	1.39%I
Expenses net of all reductions	1.39%I
Net investment income (loss)	1.79%I
Supplemental Data
Net assets, end of period (000 omitted)	$955
Portfolio turnover rateJ	118%K

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Core Plus Bond Fund

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.102
Net realized and unrealized gain (loss)	(.509)
Total from investment operations	(.407)
Distributions from net investment income	(.083)
Total distributions	(.083)
Net asset value, end of period	$9.51
Total ReturnD,E	(4.08)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.45%H
Expenses net of fee waivers, if any	.45%H
Expenses net of all reductions	.44%H
Net investment income (loss)	2.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,580
Portfolio turnover rateI	118%J

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Core Plus Bond Fund Class I

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.104
Net realized and unrealized gain (loss)	(.509)
Total from investment operations	(.405)
Distributions from net investment income	(.085)
Total distributions	(.085)
Net asset value, end of period	$9.51
Total ReturnD,E	(4.06)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%H
Expenses net of fee waivers, if any	.40%H
Expenses net of all reductions	.40%H
Net investment income (loss)	2.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$959
Portfolio turnover rateI	118%J

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Core Plus Bond Fund Class Z

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.105
Net realized and unrealized gain (loss)	(.509)
Total from investment operations	(.404)
Distributions from net investment income	(.086)
Total distributions	(.086)
Net asset value, end of period	$9.51
Total ReturnD,E	(4.05)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%H
Expenses net of fee waivers, if any	.36%H
Expenses net of all reductions	.36%H
Net investment income (loss)	2.82%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,404
Portfolio turnover rateI	118%J

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I and Class Z shares on April 13, 2022. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,633
Gross unrealized depreciation	(1,342,589)
Net unrealized appreciation (depreciation)	$(1,329,956)
Tax Cost	$32,274,073

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$105,728
Capital loss carryforward	$(76,891)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,331,675)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(75,548)
Long-term	(1,343)
Total capital loss carryforward	$(76,891)

The tax character of distributions paid was as follows:

August 31, 2022(a)
Ordinary Income	$216,947

 (a) For the period April 13, 2022 (commencement of operations) through August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$63,212	$32,127
Total Foreign Exchange Risk	63,212	32,127
Interest Rate Risk
Futures Contracts	$1,925	$(4,165)
Total Interest Rate Risk	1,925	(4,165)
Totals	$65,137	$27,962

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond Fund	34,222,854	16,432,199

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,042	$927
Class M	-%	.25%	971	929
Class C	.75%	.25%	3,716	3,716
			$5,729	$5,572

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$230.05
Class M	208.05
Class C	194.05
Fidelity Sustainable Core Plus Bond Fund	7,733.10
Class I	194.05
Class Z	213.05
	$8,772

 (a) Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$156

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $84. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$4
Class M	3
Fidelity Sustainable Core Plus Bond Fund	74
$81

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended August 31, 2022(a)
Fidelity Sustainable Core Plus Bond Fund
Distributions to shareholders
Class A	$8,626
Class M	7,990
Class C	4,929
Fidelity Sustainable Core Plus Bond Fund	176,769
Class I	8,539
Class Z	10,094
Total	$216,947

 (a) Distributions for Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I, Class Z are for the period April 13, 2022 (commencement of sale of shares) through August 31, 2022.

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended August 31, 2022(a)	Year ended August 31, 2022(a)
Fidelity Sustainable Core Plus Bond Fund
Class A
Shares sold	128,095	$1,274,103
Reinvestment of distributions	894	8,626
Net increase (decrease)	128,989	$1,282,729
Class M
Shares sold	106,515	$1,063,912
Reinvestment of distributions	828	7,990
Net increase (decrease)	107,343	$1,071,902
Class C
Shares sold	100,000	$1,000,000
Reinvestment of distributions	511	4,929
Net increase (decrease)	100,511	$1,004,929
Fidelity Sustainable Core Plus Bond Fund
Shares sold	2,282,092	$22,734,686
Reinvestment of distributions	18,248	176,180
Shares redeemed	(30,356)	(289,711)
Net increase (decrease)	2,269,984	$22,621,155
Class I
Shares sold	100,000	$1,000,000
Reinvestment of distributions	884	8,539
Net increase (decrease)	100,884	$1,008,539
Class Z
Shares sold	146,829	$1,450,000
Reinvestment of distributions	899	8,680
Net increase (decrease)	147,728	$1,458,680

 (a) For the period for the period April 13, 2022 (commencement of operations) through August 31, 2022.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Core Plus Bond Fund	88%

11. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Sustainable Core Plus Bond Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Core Plus Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations, the changes in its net assets and the financial highlights for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 13, 2022 to August 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2022	Expenses Paid During Period
Fidelity Sustainable Core Plus Bond Fund
Class A	.65%
Actual		$1,000.00	$958.50	$2.46-B
Hypothetical-C		$1,000.00	$1,021.93	$3.31-D
Class M	.65%
Actual		$1,000.00	$958.50	$2.46-B
Hypothetical-C		$1,000.00	$1,021.93	$3.31-D
Class C	1.39%
Actual		$1,000.00	$955.90	$5.25-B
Hypothetical-C		$1,000.00	$1,018.20	$7.07-D
Fidelity Sustainable Core Plus Bond Fund	.45%
Actual		$1,000.00	$959.20	$1.70-B
Hypothetical-C		$1,000.00	$1,022.94	$2.29-D
Class I	.40%
Actual		$1,000.00	$959.40	$1.51-B
Hypothetical-C		$1,000.00	$1,023.19	$2.04-D
Class Z	.36%
Actual		$1,000.00	$959.50	$1.36-B
Hypothetical-C		$1,000.00	$1,023.39	$1.84-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 141/365 (to reflect the period April 13, 2022 to August 31, 2022).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 21.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainable Core Plus Bond Fund

At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total net expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse each of Class I and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets exceed a certain limit through December 31, 2023.

Based on its review, the Board concluded that the management fee and the projected total net expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SCB-ANN-1022
1.9904879.100

Fidelity® SAI Sustainable Core Plus Bond Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Annual Report

August 31, 2022

Contents

Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® SAI Sustainable Core Plus Bond Fund will be reported once the fund is a year old.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	27.6%
AAA	7.7%
AA	1.7%
A	13.1%
BBB	26.4%
BB and Below	8.8%
Not Rated	1.9%
Equities	0.1%
Short-Term Investments and Net Other Assets	12.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022 *
Corporate Bonds	48.1%
U.S. Government and U.S. Government Agency Obligations	27.6%
Asset-Backed Securities	8.1%
CMOs and Other Mortgage Related Securities	1.5%
Stocks	0.1%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	12.7%

 * Foreign investments - 17.4%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America *	82.6%
Cayman Islands	6.3%
Canada	2.0%
Netherlands	1.6%
United Kingdom	1.4%
Multi-National	1.6%
Hong Kong	0.8%
Italy	0.8%
Luxembourg	0.7%
Other	2.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Corporate Bonds - 48.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		$32,000	$23,026
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		15,000	7,545

TOTAL CONVERTIBLE BONDS			30,571

Nonconvertible Bonds - 48.0%
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 2.0%
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,294
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		46,000	36,932
Lumen Technologies, Inc. 5.375% 6/15/29 (b)		16,000	12,494
TELUS Corp. 3.4% 5/13/32		130,000	115,279
Verizon Communications, Inc.:
2.355% 3/15/32		70,000	57,429
3.875% 3/1/52		270,000	224,136
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	6,320
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		18,000	13,784
			476,668
Entertainment - 0.6%
Cinemark U.S.A., Inc. 5.25% 7/15/28 (b)		10,000	8,101
The Walt Disney Co. 2.65% 1/13/31		140,000	123,414
			131,515
Interactive Media & Services - 0.0%
Twitter, Inc. 3.875% 12/15/27 (b)		10,000	9,303
Media - 1.4%
Altice Financing SA 5.75% 8/15/29 (b)		29,000	23,392
Altice France Holding SA 6% 2/15/28 (b)		32,000	21,760
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% 2/1/32 (b)		23,000	19,026
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		10,000	9,150
Magallanes, Inc.:
4.279% 3/15/32 (b)		135,000	117,630
5.141% 3/15/52 (b)		141,000	112,856
News Corp. 3.875% 5/15/29 (b)		18,000	15,660
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (b)		8,000	7,240
TEGNA, Inc. 4.75% 3/15/26 (b)		8,000	7,856
UPC Broadband Finco BV 4.875% 7/15/31 (b)		8,000	6,920
			341,490
Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA 4.5% 4/27/31 (b)		13,000	10,671
Rogers Communications, Inc.:
3.2% 3/15/27 (b)		60,000	57,086
4.55% 3/15/52 (b)		70,000	61,445
			129,202
TOTAL COMMUNICATION SERVICES			1,088,178
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.0%
Patrick Industries, Inc. 4.75% 5/1/29 (b)		12,000	9,825
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	39,026
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,349
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(d)		18,000	16,695
			59,070
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		10,000	9,500
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		11,000	10,404
Sotheby's 7.375% 10/15/27 (b)		10,000	9,427
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	5,220
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		36,000	34,703
			69,254
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29 (b)		13,000	11,163
4% 10/15/30 (b)		5,000	4,058
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		8,000	7,200
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		26,000	20,990
Life Time, Inc. 8% 4/15/26 (b)		10,000	8,827
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		12,000	9,219
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		30,000	27,058
Yum! Brands, Inc. 4.625% 1/31/32		34,000	30,038
			118,553
Household Durables - 0.3%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	81,281
Internet & Direct Marketing Retail - 0.3%
Match Group Holdings II LLC 4.625% 6/1/28 (b)		10,000	8,900
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		16,000	13,760
Uber Technologies, Inc. 4.5% 8/15/29 (b)		44,000	38,198
			60,858
Multiline Retail - 0.1%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		8,000	6,924
Nordstrom, Inc. 4.375% 4/1/30		12,000	9,142
			16,066
Specialty Retail - 2.2%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	5,859
Bath & Body Works, Inc. 6.95% 3/1/33		8,000	6,572
Carvana Co. 4.875% 9/1/29 (b)		30,000	17,055
Gap, Inc. 3.625% 10/1/29 (b)		12,000	8,358
LBM Acquisition LLC 6.25% 1/15/29 (b)		10,000	7,473
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	119,720
4.25% 4/1/52		130,000	110,719
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	18,401
Rent-A-Center, Inc. 6.375% 2/15/29 (b)		8,000	6,757
The Home Depot, Inc. 3.25% 4/15/32		130,000	119,938
TJX Companies, Inc. 3.875% 4/15/30		120,000	116,467
Victoria's Secret & Co. 4.625% 7/15/29 (b)		8,000	6,340
			543,659
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. 4.125% 8/15/31 (b)		18,000	14,167
Hanesbrands, Inc. 4.625% 5/15/24 (b)		10,000	9,632
Tapestry, Inc. 3.05% 3/15/32		140,000	111,499
			135,298
TOTAL CONSUMER DISCRETIONARY			1,093,864
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		12,000	9,842
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.25% 3/15/26 (b)		12,000	10,816
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	107,525
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	6,900
			125,241
Food Products - 1.2%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		43,000	42,175
6% 6/15/30 (b)		5,000	5,006
General Mills, Inc. 2.25% 10/14/31		290,000	240,018
TreeHouse Foods, Inc. 4% 9/1/28		8,000	6,707
			293,906
TOTAL CONSUMER STAPLES			428,989
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	10,920
CGG SA 8.75% 4/1/27 (b)		18,000	15,934
Oceaneering International, Inc. 6% 2/1/28		12,000	10,245
Transocean Guardian Ltd. 5.875% 1/15/24 (b)		9,228	8,743
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		7,473	7,196
Weatherford International Ltd. 8.625% 4/30/30 (b)		8,000	7,230
			60,268
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp. 7.125% 2/1/26 (b)		26,000	25,559
CNX Resources Corp. 6% 1/15/29 (b)		4,000	3,761
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		10,000	9,238
CVR Energy, Inc. 5.25% 2/15/25 (b)		34,000	32,074
Energean PLC 6.5% 4/30/27 (b)		10,000	9,025
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		10,000	9,312
MEG Energy Corp. 5.875% 2/1/29 (b)		30,000	27,900
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		52,000	49,262
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		8,000	7,680
Occidental Petroleum Corp. 5.5% 12/1/25		36,000	36,968
SM Energy Co. 6.5% 7/15/28		8,000	7,704
Teine Energy Ltd. 6.875% 4/15/29 (b)		18,000	16,434
Western Gas Partners LP 3.35% 2/1/25		38,000	35,852
			270,769
TOTAL ENERGY			331,037
FINANCIALS - 13.9%
Banks - 8.1%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	91,901
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (c)	EUR	100,000	90,881
Bank of America Corp.:
2.456% 10/22/25 (c)		260,000	248,096
2.687% 4/22/32 (c)		70,000	58,030
5.015% 7/22/33 (c)		148,000	146,619
Citigroup, Inc.:
2.014% 1/25/26 (c)		260,000	244,299
4.91% 5/24/33 (c)		79,000	77,280
ING Groep NV 1.4% 7/1/26 (b)(c)		200,000	180,795
Intesa Sanpaolo SpA 4% 9/23/29 (b)		210,000	182,275
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)		260,000	242,272
2.963% 1/25/33 (c)		70,000	59,449
4.586% 4/26/33 (c)		124,000	119,400
4.912% 7/25/33 (c)		26,000	25,711
KBC Group NV 0.5% 12/3/29 (c)	EUR	100,000	91,218
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	98,278
			1,956,504
Capital Markets - 2.9%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		8,000	5,170
3.625% 10/1/31 (b)		5,000	3,044
Goldman Sachs Group, Inc.:
3.102% 2/24/33 (c)		97,000	82,522
3.615% 3/15/28 (c)		130,000	123,026
Hightower Holding LLC 6.75% 4/15/29 (b)		10,000	8,405
Morgan Stanley:
0.864% 10/21/25 (c)		270,000	249,374
2.943% 1/21/33 (c)		70,000	59,558
4.889% 7/20/33 (c)		63,000	62,714
State Street Corp. 3.031% 11/1/34 (c)		130,000	113,298
StoneX Group, Inc. 8.625% 6/15/25 (b)		6,000	6,105
			713,216
Consumer Finance - 0.6%
Ally Financial, Inc. 2.2% 11/2/28		140,000	115,569
OneMain Finance Corp. 3.875% 9/15/28		46,000	35,880
			151,449
Diversified Financial Services - 0.1%
Altus Midstream LP 5.875% 6/15/30 (b)		10,000	9,513
Insurance - 2.2%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	185,499
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	177,446
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	177,495
			540,440
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		8,000	7,096
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc. 6.625% 3/15/25		8,000	8,012
TOTAL FINANCIALS			3,386,230
HEALTH CARE - 4.0%
Biotechnology - 1.0%
Amgen, Inc. 3% 2/22/29		260,000	238,836
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	7,000
			245,836
Health Care Providers & Services - 1.4%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		8,000	6,339
Cano Health, Inc. 6.25% 10/1/28 (b)		22,000	19,758
Cigna Corp. 3.4% 3/15/51		150,000	114,172
Community Health Systems, Inc.:
5.25% 5/15/30 (b)		15,000	11,363
6.875% 4/15/29 (b)		10,000	6,250
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		10,000	7,358
HealthEquity, Inc. 4.5% 10/1/29(b)		18,000	15,832
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		8,000	7,664
Humana, Inc. 3.7% 3/23/29		130,000	122,755
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		12,000	9,096
Tenet Healthcare Corp.:
4.375% 1/15/30 (b)		8,000	7,000
6.125% 10/1/28 (b)		5,000	4,588
6.125% 6/15/30 (b)		5,000	4,801
			336,976
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (b)		12,000	11,597
Minerva Merger Sub, Inc. 6.5% 2/15/30 (b)		10,000	8,490
			20,087
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		18,000	15,514
Syneos Health, Inc. 3.625% 1/15/29 (b)		12,000	10,143
			25,657
Pharmaceuticals - 1.4%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	123,593
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	63,429
Catalent Pharma Solutions 3.5% 4/1/30 (b)		18,000	14,825
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		2,000	1,578
Jazz Securities DAC 4.375% 1/15/29 (b)		18,000	16,231
Zoetis, Inc. 2% 5/15/30		140,000	117,619
			337,275
TOTAL HEALTH CARE			965,831
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6% 2/15/28 (b)		27,000	23,869
Howmet Aerospace, Inc. 3% 1/15/29		8,000	6,752
Triumph Group, Inc. 8.875% 6/1/24 (b)		10,000	10,125
			40,746
Building Products - 0.5%
Carrier Global Corp. 2.493% 2/15/27		130,000	119,614
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	5,453
			125,067
Commercial Services & Supplies - 0.3%
APX Group, Inc. 5.75% 7/15/29 (b)		12,000	9,788
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		14,000	11,340
Covanta Holding Corp. 4.875% 12/1/29 (b)		15,000	12,656
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		2,000	1,964
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 7/15/29 (b)		14,000	14,053
Stericycle, Inc.:
3.875% 1/15/29 (b)		24,000	20,790
5.375% 7/15/24 (b)		1,000	979
			71,570
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		12,000	11,640
Pike Corp. 5.5% 9/1/28 (b)		4,000	3,307
			14,947
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	6,718
Sensata Technologies BV 4% 4/15/29 (b)		8,000	6,916
			13,634
Industrial Conglomerates - 0.5%
Honeywell International, Inc. 1.75% 9/1/31		140,000	115,858
Machinery - 1.0%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		130,000	122,491
Otis Worldwide Corp. 2.565% 2/15/30		140,000	120,462
			242,953
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		10,000	8,235
Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		8,000	7,100
Road & Rail - 0.0%
Hertz Corp. 4.625% 12/1/26 (b)		12,000	10,278
Trading Companies & Distributors - 0.0%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		12,000	10,210
TOTAL INDUSTRIALS			660,598
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		16,000	13,615
HTA Group Ltd. 7% 12/18/25 (b)		8,000	7,492
			21,107
Electronic Equipment & Components - 0.4%
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	114,303
IT Services - 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		28,000	23,693
Tempo Acquisition LLC 5.75% 6/1/25 (b)		6,000	5,948
Twilio, Inc. 3.625% 3/15/29		18,000	15,030
Virtusa Corp. 7.125% 12/15/28 (b)		8,000	6,320
			50,991
Semiconductors & Semiconductor Equipment - 1.1%
Entegris Escrow Corp. 5.95% 6/15/30 (b)		10,000	9,488
Entegris, Inc. 3.625% 5/1/29 (b)		28,000	23,582
Micron Technology, Inc. 2.703% 4/15/32		140,000	108,816
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	112,455
onsemi 3.875% 9/1/28 (b)		12,000	10,702
			265,043
Software - 0.4%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		8,000	7,000
Clarivate Science Holdings Corp. 3.875% 7/1/28 (b)		42,000	35,952
Elastic NV 4.125% 7/15/29 (b)		28,000	23,694
NCR Corp. 5.125% 4/15/29 (b)		16,000	14,940
NortonLifeLock, Inc. 5% 4/15/25 (b)		10,000	9,870
Open Text Corp. 3.875% 12/1/29 (b)		4,000	3,226
			94,682
TOTAL INFORMATION TECHNOLOGY			546,126
MATERIALS - 1.4%
Chemicals - 0.8%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	122,891
Methanex Corp. 5.125% 10/15/27		10,000	9,105
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		10,000	9,556
5.25% 6/1/27 (b)		10,000	8,829
Nufarm Australia Ltd. 5% 1/27/30 (b)		10,000	8,300
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)		14,000	10,570
The Chemours Co. LLC 4.625% 11/15/29 (b)		23,000	18,975
			188,226
Construction Materials - 0.1%
VM Consolidated, Inc. 5.5% 4/15/29 (b)		28,000	24,571
Containers & Packaging - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	29,295
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,599
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,644
			48,538
Metals & Mining - 0.2%
ATI, Inc. 4.875% 10/1/29		12,000	10,735
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		6,000	4,369
Eldorado Gold Corp. 6.25% 9/1/29 (b)		10,000	7,997
ERO Copper Corp. 6.5% 2/15/30 (b)		20,000	14,813
IAMGOLD Corp. 5.75% 10/15/28 (b)		6,000	2,996
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		8,000	7,546
Mineral Resources Ltd. 8.5% 5/1/30 (b)		15,000	15,110
			63,566
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	7,187
Mercer International, Inc. 5.125% 2/1/29		10,000	8,731
			15,918
TOTAL MATERIALS			340,819
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	173,849
Boston Properties, Inc. 2.45% 10/1/33		220,000	166,558
Corporate Office Properties LP 2% 1/15/29		150,000	118,483
Duke Realty LP 2.875% 11/15/29		200,000	179,140
iStar Financial, Inc. 5.5% 2/15/26		8,000	8,160
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	4,260
5% 10/15/27		30,000	26,950
SBA Communications Corp. 3.125% 2/1/29		12,000	9,887
Uniti Group, Inc. 6% 1/15/30 (b)		34,000	23,974
WP Carey, Inc. 2.45% 2/1/32		220,000	175,169
			886,430
Real Estate Management & Development - 1.0%
CBRE Group, Inc. 2.5% 4/1/31		140,000	112,380
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		12,000	9,024
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		42,000	36,040
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	75,767
			233,211
TOTAL REAL ESTATE			1,119,641
UTILITIES - 7.0%
Electric Utilities - 2.5%
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	167,009
NextEra Energy Capital Holdings, Inc. 1.9% 6/15/28		130,000	112,471
NextEra Energy Partners LP 3.875% 10/15/26 (b)		10,000	9,320
Northern States Power Co. 2.25% 4/1/31		210,000	181,906
Oncor Electric Delivery Co. LLC 4.15% 6/1/32 (b)		130,000	129,597
PG&E Corp. 5% 7/1/28		10,000	8,880
			609,183
Independent Power and Renewable Electricity Producers - 1.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		10,000	8,950
Sunnova Energy Corp. 5.875% 9/1/26 (b)		20,000	18,450
TerraForm Global, Inc. 6.125% 3/1/26 (b)		36,000	33,912
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,083
The AES Corp.:
1.375% 1/15/26		140,000	124,209
2.45% 1/15/31		220,000	181,276
			373,880
Multi-Utilities - 3.0%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	178,379
Dominion Energy, Inc. 2.25% 8/15/31		220,000	182,283
NiSource, Inc. 1.7% 2/15/31		230,000	179,934
Puget Energy, Inc. 4.224% 3/15/32		190,000	175,044
			715,640
TOTAL UTILITIES			1,698,703

TOTAL NONCONVERTIBLE BONDS			11,660,016

TOTAL CORPORATE BONDS
(Cost $12,520,213)			11,690,587

U.S. Treasury Obligations - 23.6%
U.S. Treasury Bills, yield at date of purchase 1.91% 4/20/23		2,400,000	2,353,059
U.S. Treasury Bonds:
2.25% 2/15/52		$2,600,000	$2,076,750
3.25% 5/15/42		100,000	95,656
3.375% 8/15/42		175,000	170,762
U.S. Treasury Notes:
2.5% 4/30/24		600,000	590,484
2.5% 3/31/27		450,000	433,301
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,001,531)			5,720,012

U.S. Government Agency - Mortgage Securities - 17.9%
Fannie Mae - 0.6%
2% 10/1/35		49,673	45,839
3% 5/1/52		49,362	45,716
4.5% 7/1/52		49,681	50,146

TOTAL FANNIE MAE			141,701

Freddie Mac - 0.4%
2.5% 12/1/51		99,628	89,211
Ginnie Mae - 4.8%
2% 9/1/52 (e)		100,000	88,352
2% 9/1/52 (e)		100,000	88,352
2% 9/1/52 (e)		100,000	88,352
2% 10/1/52 (e)		100,000	88,332
2% 10/1/52 (e)		50,000	44,166
2.5% 9/1/52 (e)		50,000	45,590
2.5% 9/1/52 (e)		50,000	45,590
2.5% 9/1/52 (e)		50,000	45,590
2.5% 9/1/52 (e)		25,000	22,795
2.5% 10/1/52 (e)		100,000	91,152
3% 9/1/52 (e)		25,000	23,464
3% 9/1/52 (e)		50,000	46,927
3% 9/1/52 (e)		25,000	23,464
3% 9/1/52 (e)		25,000	23,464
3% 9/1/52 (e)		25,000	23,464
3% 10/1/52 (e)		50,000	46,894
3.5% 9/1/52 (e)		100,000	96,413
4% 9/1/52 (e)		250,000	246,312

TOTAL GINNIE MAE			1,178,673

Uniform Mortgage Backed Securities - 12.1%
1.5% 9/1/52 (e)		50,000	40,965
1.5% 9/1/52 (e)		25,000	20,483
1.5% 9/1/52 (e)		50,000	40,965
2% 9/1/37 (e)		200,000	184,291
2% 9/1/37 (e)		150,000	138,218
2% 10/1/37 (e)		50,000	46,065
2% 10/1/37 (e)		50,000	46,065
2% 10/1/37 (e)		50,000	46,065
2% 9/1/52 (e)		250,000	215,137
2% 9/1/52 (e)		150,000	129,082
2% 9/1/52 (e)		150,000	129,082
2% 9/1/52 (e)		150,000	129,082
2% 9/1/52 (e)		50,000	43,027
2% 9/1/52 (e)		50,000	43,027
2% 10/1/52 (e)		150,000	129,047
2% 10/1/52 (e)		250,000	215,078
2.5% 9/1/52 (e)		200,000	178,625
2.5% 9/1/52 (e)		150,000	133,969
2.5% 9/1/52 (e)		250,000	223,281
3% 9/1/52 (e)		100,000	92,539
3% 9/1/52 (e)		150,000	138,809
3.5% 9/1/52 (e)		100,000	95,328
3.5% 9/1/52 (e)		100,000	95,328
4% 9/1/52 (e)		100,000	97,586
4% 9/1/52 (e)		50,000	48,793
4% 9/1/52 (e)		50,000	48,793
4.5% 9/1/52 (e)		150,000	149,074
5% 9/1/52 (e)		50,000	50,453

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			2,948,257

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,456,060)			4,357,842

Asset-Backed Securities - 8.1%
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)		$250,000	$245,108
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (b)(c)(d)		250,000	243,089
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 3.612% 7/15/33 (b)(c)(d)		260,000	254,043
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (b)(c)(d)		200,000	193,201
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)		310,000	302,723
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (b)(c)(d)		250,000	245,248
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)		99,750	89,762
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (b)(c)(d)		310,000	301,752
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28		107,000	100,763
TOTAL ASSET-BACKED SECURITIES
(Cost $2,008,135)			1,975,689

Commercial Mortgage Securities - 1.5%
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 3.041% 8/15/36 (b)(c)(d)		250,000	236,712
SLG Office Trust sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)		150,000	127,464
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $380,717)			364,176

Foreign Government and Government Agency Obligations - 0.2%
United Kingdom, Great Britain and Northern Ireland 4.25% 6/7/32 (f) (Cost $62,585)		GBP 42,000	54,747
		Shares	Value

Common Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury, Inc. (g)		38	3,379
EQT Corp.		60	2,868
New Fortress Energy, Inc.		84	4,817
TOTAL COMMON STOCKS
(Cost $9,032)			11,064
		Principal Amount(a)	Value

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9444% 6/21/24 (c)(d)(h) (Cost $5,760)		5,984	5,453

Preferred Securities - 1.7%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (Reg. S) (c)(i)	EUR	100,000	84,555
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Danone SA 1% (Reg. S) (c)(i)	EUR	100,000	85,676
FINANCIALS - 0.6%
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (c)(i)		20,000	16,543
Insurance - 0.5%
Aviva PLC 6.125% (c)(i)	GBP	100,000	122,930

TOTAL FINANCIALS			139,473

UTILITIES - 0.4%
Electric Utilities - 0.4%
TenneT Holding BV 2.995% (Reg. S) (c)(i)	EUR	100,000	98,733
TOTAL PREFERRED SECURITIES
(Cost $472,345)			408,437
		Shares	Value

Money Market Funds - 13.5%
Fidelity Cash Central Fund 2.33% (j)
(Cost $3,283,645)		3,282,989	3,283,645
TOTAL INVESTMENT IN SECURITIES - 114.7%
(Cost $29,200,023)			27,871,652
NET OTHER ASSETS (LIABILITIES) - (14.7)%			(3,569,115)
NET ASSETS - 100%			$24,302,537

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/52	$(100,000)	$(88,349)
2% 9/1/52	(50,000)	(44,176)
2.5% 9/1/52	(100,000)	(91,180)
3% 9/1/52	(50,000)	(46,927)
4% 9/1/52	(75,000)	(73,894)
4% 9/1/52	(175,000)	(172,419)

TOTAL GINNIE MAE		(516,945)

Uniform Mortgage Backed Securities
2% 9/1/37	(50,000)	(46,073)
2% 9/1/37	(50,000)	(46,073)
2% 9/1/37	(50,000)	(46,073)
2% 9/1/52	(150,000)	(129,082)
2% 9/1/52	(250,000)	(215,137)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(482,438)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,007,343)		$(999,383)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Dec. 2022	$208,328	$(729)	$(729)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Dec. 2022	110,820	(1,268)	(1,268)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Dec. 2022	250,375	(5,358)	(5,358)

TOTAL PURCHASED					(7,355)

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Dec. 2022	125,382	3,190	3,190
TOTAL FUTURES CONTRACTS					$(4,165)

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	18,000	USD	18,102	BNP Paribas S.A.	9/15/22	$3
EUR	3,000	USD	2,995	JPMorgan Chase Bank, N.A.	9/15/22	23
GBP	6,000	USD	7,109	BNP Paribas S.A.	9/15/22	(137)
GBP	2,000	USD	2,401	Citibank, N. A.	9/15/22	(77)
GBP	3,500	USD	4,073	Goldman Sachs Bank USA	9/15/22	(6)
GBP	2,500	USD	3,030	JPMorgan Chase Bank, N.A.	9/15/22	(125)
USD	650,761	EUR	636,000	BNP Paribas S.A.	9/15/22	11,049
USD	2,057	EUR	2,000	BNP Paribas S.A.	9/15/22	45
USD	3,071	EUR	3,000	JPMorgan Chase Bank, N.A.	9/15/22	53
USD	2,454	GBP	2,000	BNP Paribas S.A.	9/15/22	130
USD	410,959	GBP	336,000	Goldman Sachs Bank USA	9/15/22	20,529
USD	1,808	GBP	1,500	Goldman Sachs Bank USA	9/15/22	65
USD	4,845	GBP	4,000	State Street Bank and Trust Co	9/15/22	197
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$31,749
					Unrealized Appreciation	32,094
					Unrealized Depreciation	(345)

For the period, the average contract value for forward foreign currency contracts was $1,150,000. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound sterling

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,468,048 or 22.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,072.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$--	$35,507,754	$32,224,109	$19,009	$--	$--	$3,283,645	0.0%
Total	$--	$35,507,754	$32,224,109	$19,009	$--	$--	$3,283,645

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$11,064	$11,064	$--	$--
Corporate Bonds	11,690,587	--	11,690,587	--
U.S. Government and Government Agency Obligations	5,720,012	--	5,720,012	--
U.S. Government Agency - Mortgage Securities	4,357,842	--	4,357,842	--
Asset-Backed Securities	1,975,689	--	1,975,689	--
Commercial Mortgage Securities	364,176	--	364,176	--
Foreign Government and Government Agency Obligations	54,747	--	54,747	--
Bank Loan Obligations	5,453	--	5,453	--
Preferred Securities	408,437	--	408,437	--
Money Market Funds	3,283,645	3,283,645	--	--
Total Investments in Securities:	$27,871,652	$3,294,709	$24,576,943	$--
Derivative Instruments:
Assets
Futures Contracts	$3,190	$3,190	$--	$--
Forward Foreign Currency Contracts	32,094	32,094	--	--
Total Assets	$35,284	$35,284	$--	$--
Liabilities
Futures Contracts	$(7,355)	$(7,355)	$--	$--
Forward Foreign Currency Contracts	(345)	(345)	--	--
Total Liabilities	$(7,700)	$(7,700)	$--	$--
Total Derivative Instruments:	$27,584	$27,584	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(999,383)	$--	$(999,383)	$--
Total Other Financial Instruments:	$(999,383)	$--	$(999,383)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$32,094	$(345)
Total Foreign Exchange Risk	32,094	(345)
Interest Rate Risk
Futures Contracts(b)	0	(7,355)
Futures Contracts(b)	3,190	0
Total Interest Rate Risk	3,190	(7,355)
Total Value of Derivatives	$35,284	$(7,700)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,916,378)	$24,588,007
Fidelity Central Funds (cost $3,283,645)	3,283,645
Total Investment in Securities (cost $29,200,023)		$27,871,652
Cash		92,341
Foreign currency held at value (cost $20,021)		19,381
Receivable for investments sold		588,104
Receivable for TBA sale commitments		1,007,343
Unrealized appreciation on forward foreign currency contracts		32,094
Dividends receivable		15
Interest receivable		153,019
Distributions receivable from Fidelity Central Funds		6,457
Receivable for daily variation margin on futures contracts		662
Prepaid expenses		17,014
Receivable from investment adviser for expense reductions		25,576
Other receivables		1,639
Total assets		29,815,297
Liabilities
Payable for investments purchased
Regular delivery	$179,590
Delayed delivery	4,222,575
TBA sale commitments, at value	999,383
Unrealized depreciation on forward foreign currency contracts	345
Accrued management fee	6,127
Other payables and accrued expenses	104,740
Total liabilities		5,512,760
Net Assets		$24,302,537
Net Assets consist of:
Paid in capital		$25,554,591
Total accumulated earnings (loss)		(1,252,054)
Net Assets		$24,302,537
Net Asset Value, offering price and redemption price per share ($24,302,537 ÷ 2,557,246 shares)		$9.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 13, 2022 (commencement of operations) through August 31, 2022
Investment Income
Dividends		$6,325
Interest		276,537
Income from Fidelity Central Funds		19,009
Total income		301,871
Expenses
Management fee	$27,823
Custodian fees and expenses	4,978
Independent trustees' fees and expenses	21
Registration fees	13,705
Audit	107,418
Legal	1
Total expenses before reductions	153,946
Expense reductions	(120,418)
Total expenses after reductions		33,528
Net investment income (loss)		268,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(79,186)
Forward foreign currency contracts	63,594
Foreign currency transactions	8,423
Futures contracts	1,925
Total net realized gain (loss)		(5,244)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,328,371)
Forward foreign currency contracts	31,749
Assets and liabilities in foreign currencies	(1,719)
Futures contracts	(4,165)
TBA sale commitments	7,960
Total change in net unrealized appreciation (depreciation)		(1,294,546)
Net gain (loss)		(1,299,790)
Net increase (decrease) in net assets resulting from operations		$(1,031,447)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 13, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$268,343
Net realized gain (loss)	(5,244)
Change in net unrealized appreciation (depreciation)	(1,294,546)
Net increase (decrease) in net assets resulting from operations	(1,031,447)
Distributions to shareholders	(220,609)
Share transactions
Proceeds from sales of shares	25,334,197
Reinvestment of distributions	220,605
Cost of shares redeemed	(209)
Net increase (decrease) in net assets resulting from share transactions	25,554,593
Total increase (decrease) in net assets	24,302,537
Net Assets
Beginning of period	–
End of period	$24,302,537
Other Information
Shares
Sold	2,534,410
Issued in reinvestment of distributions	22,857
Redeemed	(21)
Net increase (decrease)	2,557,246

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Sustainable Core Plus Bond Fund

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.107
Net realized and unrealized gain (loss)	(.519)
Total from investment operations	(.412)
Distributions from net investment income	(.088)
Total distributions	(.088)
Net asset value, end of period	$9.50
Total ReturnD,E	(4.13)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.94%H,I
Expenses net of fee waivers, if any	.36%H
Expenses net of all reductions	.36%H
Net investment income (loss)	2.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,303
Portfolio turnover rateJ	124%K

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Audit fees are not annualized.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity SAI Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,626
Gross unrealized depreciation	(1,291,058)
Net unrealized appreciation (depreciation)	$(1,278,432)
Tax Cost	$29,158,045

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$105,727
Capital loss carryforward	$(77,631)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,280,151)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(76,287)
Long-term	(1,344)
Total capital loss carryforward	$(77,631)

The tax character of distributions paid was as follows:

August 31, 2022(a)
Ordinary Income	$220,609

 (a) For the period April 13, 2022 (commencement of operations) through August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$63,594	$31,749
Total Foreign Exchange Risk	63,594	31,749
Interest Rate Risk
Futures Contracts	$1,925	$(4,165)
Total Interest Rate Risk	1,925	(4,165)
Totals	$65,519	$27,584

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Core Plus Bond Fund	34,140,684	16,339,945

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $120,069.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $170 and $85, respectively.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $94.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Core Plus Bond Fund	99%

9. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Sustainable Core Plus Bond Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity SAI Sustainable Core Plus Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations, the changes in its net assets and the financial highlights for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 13, 2022 to August 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2022	Expenses Paid During Period
Fidelity SAI Sustainable Core Plus Bond Fund	.36%
Actual		$1,000.00	$958.70	$1.36-B
Hypothetical-C		$1,000.00	$1,023.39	$1.84-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 141/365 (to reflect the period April 13, 2022 to August 31, 2022).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 19.48% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Sustainable Core Plus Bond Fund

At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total net expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.36% through December 31, 2023.

Based on its review, the Board concluded that the fund's management fee and projected total net expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SSU-ANN-1022
1.9904893.100

Fidelity® Sustainable Low Duration Bond Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Sustainable Low Duration Bond Fund will be reported once the fund is a year old.

Investment Summary (Unaudited)

Market Sectors as of August 31, 2022

% of fund's net assets
Financials	37.2
Utilities	7.3
Health Care	4.7
Information Technology	2.8
Consumer Discretionary	2.8
Energy	2.7
Industrials	1.4
Real Estate	1.1
Materials	0.8
Communication Services	0.8
Consumer Staples	0.3

Asset Allocation (% of fund's net assets)

As of August 31, 2022
Corporate Bonds	61.9%
Asset-Backed Securities	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	35.8%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	88.5%
Canada	8.1%
Japan	2.2%
France	1.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 2.5381% 3/25/24 (a)(b)	$50,000	$49,685
Media - 0.3%
Discovery Communications LLC 2.95% 3/20/23	25,000	24,881

TOTAL COMMUNICATION SERVICES		74,566

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.4%
American Honda Finance Corp. 0.4% 10/21/22	50,000	49,833
General Motors Financial Co., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 2.4881% 3/8/24 (a)(b)	75,000	73,902
		123,735
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 2.7023% 2/14/24 (a)(b)	25,000	24,864
Specialty Retail - 1.1%
AutoZone, Inc. 3.125% 7/15/23	25,000	24,836
The Home Depot, Inc. 2.7% 4/1/23	75,000	74,668
		99,504

TOTAL CONSUMER DISCRETIONARY		248,103

CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Conagra Brands, Inc. 3.2% 1/25/23	25,000	24,928
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd. 2.95% 1/15/23	25,000	24,868
Chevron Corp. 1.141% 5/11/23	50,000	49,153
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.6823% 2/17/23 (a)(b)	80,000	79,743
0.55% 10/4/23	20,000	19,253
MPLX LP 3.375% 3/15/23	75,000	74,942
		247,959
FINANCIALS - 37.2%
Banks - 21.6%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 2.9564% 10/24/24 (a)(b)	100,000	99,161
0.523% 6/14/24 (a)	50,000	48,449
3.004% 12/20/23 (a)	50,000	49,815
3.3% 1/11/23	75,000	74,941
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 2.463% 1/10/25 (a)(b)	108,000	106,131
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.6421% 7/31/24 (a)(b)	50,000	49,272
1.95% 2/1/23	50,000	49,681
BB&T Corp. 3.75% 12/6/23	75,000	75,114
BNP Paribas SA 3.25% 3/3/23	108,000	107,891
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 2.674% 3/17/23 (a)(b)	105,000	105,052
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 3.0104% 9/1/23 (a)(b)	50,000	50,000
3.375% 3/1/23	108,000	107,961
Fifth Third Bancorp 1.625% 5/5/23	83,000	81,868
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 4.013% 10/24/23 (a)(b)	100,000	100,077
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.4076% 3/16/24 (a)(b)	100,000	99,305
0.697% 3/16/24 (a)	50,000	49,070
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 2.3507% 3/2/23 (a)(b)	75,000	75,172
3 month U.S. LIBOR + 0.860% 3.6263% 7/26/23 (a)(b)	25,000	25,000
3.455% 3/2/23	95,000	94,952
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 2.3221% 10/7/24 (a)(b)	50,000	49,136
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 2.6221% 7/29/24 (a)(b)	50,000	49,269
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 2.6202% 10/26/23 (a)(b)	50,000	49,726
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.0412% 3/4/24 (a)(b)	50,000	49,505
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 2.7027% 1/27/23 (a)(b)	50,000	49,981
0.75% 6/12/23	50,000	48,853
Wells Fargo & Co.:
1.654% 6/2/24 (a)	108,000	105,813
4.125% 8/15/23	95,000	95,022
		1,946,217
Capital Markets - 6.2%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 2.3547% 10/25/24 (a)(b)	50,000	49,395
2.95% 1/29/23	75,000	74,776
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.3062% 12/6/23 (a)(b)	25,000	24,835
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 3.2038% 3/15/24 (a)(b)	75,000	75,117
0.627% 11/17/23 (a)	25,000	24,796
3.2% 2/23/23	75,000	74,864
Morgan Stanley:
3 month U.S. LIBOR + 1.400% 4.183% 10/24/23 (a)(b)	105,000	105,097
0.56% 11/10/23 (a)	50,000	49,629
3.125% 1/23/23	75,000	74,894
		553,403
Consumer Finance - 6.4%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 2.5144% 11/3/23 (a)(b)	105,000	104,362
3.4% 2/27/23	75,000	74,941
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 3.6324% 5/9/25 (a)(b)	15,000	14,801
2.6% 5/11/23	103,000	102,244
3.2% 1/30/23	25,000	24,956
3.9% 1/29/24	75,000	74,732
John Deere Capital Corp. 2.7% 1/6/23	75,000	74,908
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 2.328% 1/11/24 (a)(b)	50,000	49,712
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.5816% 12/29/23 (a)(b)	27,000	27,039
2.9% 3/30/23	25,000	24,915
		572,610
Diversified Financial Services - 1.1%
AIG Global Funding 0.8% 7/7/23 (c)	50,000	48,782
Equitable Holdings, Inc. 3.9% 4/20/23	50,000	50,060
		98,842
Insurance - 1.9%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 2.3786% 4/6/23 (a)(b)(c)	75,000	74,893
Marsh & McLennan Companies, Inc. 3.3% 3/14/23	50,000	49,841
New York Life Global Funding 1.1% 5/5/23 (c)	50,000	49,173
		173,907

TOTAL FINANCIALS		3,344,979

HEALTH CARE - 4.7%
Biotechnology - 0.3%
AbbVie, Inc. 2.85% 5/14/23	25,000	24,860
Health Care Providers & Services - 2.8%
Cigna Corp.:
3% 7/15/23	50,000	49,662
3.75% 7/15/23	50,000	49,992
Elevance Health, Inc. 0.45% 3/15/23	25,000	24,546
Humana, Inc.:
0.65% 8/3/23	25,000	24,265
2.9% 12/15/22	25,000	24,965
UnitedHealth Group, Inc. 2.875% 3/15/23	75,000	74,860
		248,290
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 2.5952% 10/18/24 (a)(b)	75,000	74,299
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co. 3.25% 2/20/23	75,000	74,920

TOTAL HEALTH CARE		422,369

INDUSTRIALS - 1.4%
Machinery - 0.8%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 2.0326% 9/13/24 (a)(b)	75,000	74,314
Trading Companies & Distributors - 0.6%
Air Lease Corp. 2.75% 1/15/23	50,000	49,725

TOTAL INDUSTRIALS		124,039

INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment & Components - 0.3%
Dell International LLC/EMC Corp. 5.45% 6/15/23	25,000	25,256
IT Services - 0.6%
The Western Union Co. 4.25% 6/9/23	50,000	49,930
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.1881% 10/1/24 (a)(b)	50,000	49,297
Software - 1.4%
Microsoft Corp. 2.375% 5/1/23	50,000	49,671
Roper Technologies, Inc. 3.65% 9/15/23	75,000	74,692
		124,363

TOTAL INFORMATION TECHNOLOGY		248,846

MATERIALS - 0.8%
Chemicals - 0.8%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (c)	25,000	24,974
The Mosaic Co. 4.25% 11/15/23	50,000	50,048
		75,022
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 2.428% 1/11/24 (a)(b)	105,000	104,032
UTILITIES - 7.3%
Electric Utilities - 6.2%
Duke Energy Carolinas LLC 3.05% 3/15/23	75,000	74,683
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.0007% 6/10/23 (a)(b)	25,000	24,884
Edison International 2.95% 3/15/23	25,000	24,913
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 2.5323% 8/15/23 (a)(b)	50,000	49,676
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 2.2048% 6/28/24 (a)(b)	105,000	103,322
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 2.6844% 11/3/23 (a)(b)	50,000	49,572
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 2.7681% 4/1/24 (a)(b)	75,000	74,331
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.13% 12/2/22 (a)(b)	50,000	49,950
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.370% 2.6528% 5/10/23 (a)(b)	45,000	44,777
Tampa Electric Co. 3.875% 7/12/24	10,000	9,956
Virginia Electric & Power Co. 2.75% 3/15/23	50,000	49,764
		555,828
Gas Utilities - 0.5%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 2.0947% 9/14/23 (a)(b)	50,000	49,752
Multi-Utilities - 0.6%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 2.3589% 9/15/23 (a)(b)	50,000	49,818

TOTAL UTILITIES		655,398

TOTAL NONCONVERTIBLE BONDS
(Cost $5,597,321)		5,570,241

U.S. Treasury Obligations - 26.9%
U.S. Treasury Bills, yield at date of purchase 1.16% to 3.15% 10/13/22 to 4/20/23
(Cost $2,419,308)	2,450,000	2,416,764

Asset-Backed Securities - 2.3%
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 2.7032% 12/26/24 (a)(b)	$23,000	$23,022
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	30,000	29,174
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	9,379	9,132
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.4831% 5/15/25 (a)(b)	8,000	7,999
Series 2022-3 Class A2A, 3.81% 9/15/25	18,000	17,968
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.4831% 10/15/24 (a)(b)	8,000	8,003
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 2.4831% 2/15/25 (a)(b)	15,000	15,009
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	25,000	24,209
Series 2022-2 Class A2, 2.93% 10/21/24	10,000	9,918
GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A2A, 3.5% 9/16/25	25,000	24,859
Hyundai Auto Receivables Trust Series 2022-B Class A2A, 3.64% 5/15/25	20,000	19,922
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 2.4531% 10/15/25 (a)(b)	13,000	13,024
TOTAL ASSET-BACKED SECURITIES
(Cost $202,505)		202,239
	Shares	Value

Money Market Funds - 9.2%
Fidelity Cash Central Fund 2.33% (d)
(Cost $826,951)	826,786	826,951
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $9,046,085)		9,016,195
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(24,234)
NET ASSETS - 100%		$8,991,961

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $197,822 or 2.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$--	$9,736,726	$8,909,775	$1,855	$--	$--	$826,951	0.0%
Total	$--	$9,736,726	$8,909,775	$1,855	$--	$--	$826,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$5,570,241	$--	$5,570,241	$--
U.S. Government and Government Agency Obligations	2,416,764	--	2,416,764	--
Asset-Backed Securities	202,239	--	202,239	--
Money Market Funds	826,951	826,951	--	--
Total Investments in Securities:	$9,016,195	$826,951	$8,189,244	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	45.7%
BBB	18.5%
Short-Term Investments and Net Other Assets	35.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,219,134)	$8,189,244
Fidelity Central Funds (cost $826,951)	826,951
Total Investment in Securities (cost $9,046,085)		$9,016,195
Cash		4,636
Receivable for fund shares sold		434,772
Interest receivable		32,683
Distributions receivable from Fidelity Central Funds		520
Receivable from investment adviser for expense reductions		184
Total assets		9,488,990
Liabilities
Payable for investments purchased	$493,343
Distributions payable	174
Accrued management fee	2,097
Distribution and service plan fees payable	914
Other affiliated payables	501
Total liabilities		497,029
Net Assets		$8,991,961
Net Assets consist of:
Paid in capital		$9,011,855
Total accumulated earnings (loss)		(19,894)
Net Assets		$8,991,961
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,730,021 ÷ 173,694 shares)(a)		$9.96
Maximum offering price per share (100/98.50 of $9.96)		$10.11
Class M:
Net Asset Value and redemption price per share ($514,948 ÷ 51,701 shares)(a)		$9.96
Maximum offering price per share (100/98.50 of $9.96)		$10.11
Class C:
Net Asset Value and offering price per share ($759,456 ÷ 76,290 shares)(a)		$9.95
Fidelity Sustainable Low Duration Bond Fund:
Net Asset Value, offering price and redemption price per share ($4,499,391 ÷ 451,725 shares)		$9.96
Class I:
Net Asset Value, offering price and redemption price per share ($526,452 ÷ 52,854 shares)		$9.96
Class Z:
Net Asset Value, offering price and redemption price per share ($961,693 ÷ 96,552 shares)		$9.96

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 13, 2022 (commencement of operations) through August 31, 2022
Investment Income
Interest		$47,466
Income from Fidelity Central Funds		1,855
Total income		49,321
Expenses
Management fee	$7,708
Transfer agent fees	2,021
Distribution and service plan fees	3,499
Independent trustees' fees and expenses	5
Total expenses before reductions	13,233
Expense reductions	(658)
Total expenses after reductions		12,575
Net investment income (loss)		36,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(775)
Total net realized gain (loss)		(775)
Change in net unrealized appreciation (depreciation) on investment securities		(29,890)
Net gain (loss)		(30,665)
Net increase (decrease) in net assets resulting from operations		$6,081

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 13, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,746
Net realized gain (loss)	(775)
Change in net unrealized appreciation (depreciation)	(29,890)
Net increase (decrease) in net assets resulting from operations	6,081
Distributions to shareholders	(25,975)
Share transactions - net increase (decrease)	9,011,855
Total increase (decrease) in net assets	8,991,961
Net Assets
Beginning of period	–
End of period	$8,991,961

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainable Low Duration Bond Fund Class A

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.053
Net realized and unrealized gain (loss)	(.058)
Total from investment operations	(.005)
Distributions from net investment income	(.035)
Total distributions	(.035)
Net asset value, end of period	$9.96
Total ReturnD,E	(.05)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.51%H
Expenses net of fee waivers, if any	.51%H
Expenses net of all reductions	.51%H
Net investment income (loss)	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,730
Portfolio turnover rateI	5%J

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Low Duration Bond Fund Class M

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.054
Net realized and unrealized gain (loss)	(.059)
Total from investment operations	(.005)
Distributions from net investment income	(.035)
Total distributions	(.035)
Net asset value, end of period	$9.96
Total ReturnD,E	(.05)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.51%H
Expenses net of fee waivers, if any	.51%H
Expenses net of all reductions	.51%H
Net investment income (loss)	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$515
Portfolio turnover rateI	5%J

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Low Duration Bond Fund Class C

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.021
Net realized and unrealized gain (loss)	(.064)
Total from investment operations	(.043)
Distributions from net investment income	(.007)
Total distributions	(.007)
Net asset value, end of period	$9.95
Total ReturnD,E	(.43)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.36%H
Expenses net of fee waivers, if any	1.36%H
Expenses net of all reductions	1.36%H
Net investment income (loss)	.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$759
Portfolio turnover rateI	5%J

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Low Duration Bond Fund

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.059
Net realized and unrealized gain (loss)	(.058)
Total from investment operations	.001
Distributions from net investment income	(.041)
Total distributions	(.041)
Net asset value, end of period	$9.96
Total ReturnD,E	.01%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.39%H
Expenses net of fee waivers, if any	.35%H
Expenses net of all reductions	.35%H
Net investment income (loss)	1.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,499
Portfolio turnover rateI	5%J

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Low Duration Bond Fund Class I

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.060
Net realized and unrealized gain (loss)	(.059)
Total from investment operations	.001
Distributions from net investment income	(.041)
Total distributions	(.041)
Net asset value, end of period	$9.96
Total ReturnD,E	.01%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.37%H
Expenses net of fee waivers, if any	.35%H
Expenses net of all reductions	.35%H
Net investment income (loss)	1.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$526
Portfolio turnover rateI	5%J

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Low Duration Bond Fund Class Z

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.061
Net realized and unrealized gain (loss)	(.058)
Total from investment operations	.003
Distributions from net investment income	(.043)
Total distributions	(.043)
Net asset value, end of period	$9.96
Total ReturnD,E	.03%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.35%H
Expenses net of fee waivers, if any	.30%H
Expenses net of all reductions	.30%H
Net investment income (loss)	1.61%H
Supplemental Data
Net assets, end of period (000 omitted)	$962
Portfolio turnover rateI	5%J

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Sustainable Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Low Duration Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,628
Gross unrealized depreciation	(26,146)
Net unrealized appreciation (depreciation)	$(21,518)
Tax Cost	$9,037,713

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,625
Net unrealized appreciation (depreciation) on securities and other investments	$(21,518)

The tax character of distributions paid was as follows:

August 31, 2022(a)
Ordinary Income	$25,975

 (a) For the period April 13, 2022 (commencement of operations) through August 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Low Duration Bond Fund	3,442,476	125,621

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$705	$274
Class M	-%	.15%	293	287
Class C	.75%	.25%	2,501	2,053
			$3,499	$2,614

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$292.06
Class M	123.06
Class C	170.07
Fidelity Sustainable Low Duration Bond Fund	1,200.10
Class I	135.07
Class Z	101.05
	$2,021

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Sustainable Low Duration Bond Fund	.35%	$533
Class I	.35%	29
Class Z	.30%	96
		$658

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended August 31, 2022(a)
Fidelity Sustainable Low Duration Bond Fund
Distributions to shareholders
Class A	$4,872
Class M	1,800
Class C	563
Fidelity Sustainable Low Duration Bond Fund	14,311
Class I	2,146
Class Z	2,283
Total	$25,975

 (a) For the period April 13, 2022 (commencement of operations) through August 31, 2022.

8. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended August 31, 2022(a)	Year ended August 31, 2022(a)
Fidelity Sustainable Low Duration Bond Fund
Class A
Shares sold	189,715	$1,891,861
Reinvestment of distributions	485	4,830
Shares redeemed	(16,506)	(164,308)
Net increase (decrease)	173,694	$1,732,383
Class M
Shares sold	51,520	$515,153
Reinvestment of distributions	181	1,799
Net increase (decrease)	51,701	$516,952
Class C
Shares sold	76,426	$763,276
Reinvestment of distributions	57	562
Shares redeemed	(193)	(1,921)
Net increase (decrease)	76,290	$761,917
Fidelity Sustainable Low Duration Bond Fund
Shares sold	456,050	$4,551,570
Reinvestment of distributions	1,410	14,040
Shares redeemed	(5,735)	(57,099)
Net increase (decrease)	451,725	$4,508,511
Class I
Shares sold	52,639	$526,334
Reinvestment of distributions	215	2,146
Net increase (decrease)	52,854	$528,480
Class Z
Shares sold	96,323	$961,329
Reinvestment of distributions	229	2,283
Net increase (decrease)	96,552	$963,612

 (a) For the period April 13, 2022 (commencement of operations) through August 31, 2022.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Low Duration Bond Fund	58%

10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Sustainable Low Duration Bond Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Low Duration Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations, the changes in its net assets, and the financial highlights for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel,each of the Trustees oversees 297 funds. Mr Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 13, 2022 to August 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2022	Expenses Paid During Period-B
Fidelity Sustainable Low Duration Bond Fund
Class A	.51%
Actual		$1,000.00	$999.50	$1.97-B
Hypothetical-C		$1,000.00	$1,022.63	$2.60-D
Class M	.51%
Actual		$1,000.00	$999.50	$1.97-B
Hypothetical-C		$1,000.00	$1,022.63	$2.60-D
Class C	1.36%
Actual		$1,000.00	$995.70	$5.24-B
Hypothetical-C		$1,000.00	$1,018.35	$6.92-D
Fidelity Sustainable Low Duration Bond Fund	.35%
Actual		$1,000.00	$1,000.10	$1.35-B
Hypothetical-C		$1,000.00	$1,023.44	$1.79-D
Class I	.35%
Actual		$1,000.00	$1,000.10	$1.35-B
Hypothetical-C		$1,000.00	$1,023.44	$1.79-D
Class Z	.30%
Actual		$1,000.00	$1,000.30	$1.16-B
Hypothetical-C		$1,000.00	$1,023.69	$1.53-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 141/365 (to reflect the period April 13, 2022 to August 31, 2022).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 22.74% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainable Low Duration Bond Fund

At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total net expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each of Class A, Class M, Class I, Class Z, and the retail class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, and the projected total net expense ratio of Class C is above the median. The Board noted that the projected total net expense ratio of Class C is above the median primarily because of its 1.00% 12b-1 fee. The Board also noted that when compared with funds that charge a 1.00% 12b-1 fee, the projected total net expense ratio of Class C is below the median.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets exceed a certain limit through December 31, 2023.

Based on its review, the Board concluded that the management fee and the projected total net expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SLD-ANN-1022
1.9904900.100

Fidelity® SAI Sustainable Low Duration Income Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Annual Report

August 31, 2022

Contents

Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity SAI Sustainable Low Duration Income Fund will be reported once the fund is a year old.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
AAA	5.5%
AA	3.4%
A	50.8%
BBB	17.7%
Short-Term Investments and Net Other Assets	22.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022
Corporate Bonds	73.9%
Asset-Backed Securities	3.5%
Short-Term Investments and Net Other Assets (Liabilities)	22.6%

Foreign investments - 15.8%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	84.2%
Canada	11.8%
Japan	3.0%
France	1.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 73.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 2.5381% 3/25/24 (a)(b)	$25,000	$24,843
Media - 0.5%
Discovery Communications LLC 2.95% 3/20/23	25,000	24,881

TOTAL COMMUNICATION SERVICES		49,724

CONSUMER DISCRETIONARY - 4.4%
Automobiles - 1.9%
American Honda Finance Corp. 0.4% 10/21/22	50,000	49,833
General Motors Financial Co., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 2.4881% 3/8/24 (a)(b)	50,000	49,268
		99,101
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 2.7023% 2/14/24 (a)(b)	25,000	24,864
Specialty Retail - 2.0%
AutoZone, Inc. 3.125% 7/15/23	25,000	24,836
The Home Depot, Inc. 2.7% 4/1/23	75,000	74,668
		99,504

TOTAL CONSUMER DISCRETIONARY		223,469

CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Conagra Brands, Inc. 3.2% 1/25/23	25,000	24,928
ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Canadian Natural Resources Ltd. 2.95% 1/15/23	25,000	24,868
Chevron Corp. 1.141% 5/11/23	50,000	49,153
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.6823% 2/17/23 (a)(b)	50,000	49,839
MPLX LP 3.375% 3/15/23	50,000	49,961
		173,821
FINANCIALS - 42.2%
Banks - 22.7%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 2.9564% 10/24/24 (a)(b)	75,000	74,371
3.3% 1/11/23	75,000	74,941
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 2.463% 1/10/25 (a)(b)	50,000	49,135
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.6421% 7/31/24 (a)(b)	50,000	49,272
1.95% 2/1/23	50,000	49,681
BNP Paribas SA 3.25% 3/3/23	50,000	49,950
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 2.674% 3/17/23 (a)(b)	75,000	75,037
Citigroup, Inc. 3.375% 3/1/23	50,000	49,982
Fifth Third Bancorp 1.625% 5/5/23	25,000	24,659
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 4.013% 10/24/23 (a)(b)	75,000	75,058
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.4076% 3/16/24 (a)(b)	75,000	74,479
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 2.3507% 3/2/23 (a)(b)	75,000	75,172
3.455% 3/2/23	75,000	74,962
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 2.3221% 10/7/24 (a)(b)	50,000	49,136
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 2.6221% 7/29/24 (a)(b)	50,000	49,269
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 2.6202% 10/26/23 (a)(b)	50,000	49,726
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 2.0412% 3/4/24 (a)(b)	50,000	49,505
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 2.7027% 1/27/23 (a)(b)	50,000	49,981
0.75% 6/12/23	50,000	48,853
Wells Fargo & Co. 1.654% 6/2/24 (a)	50,000	48,988
		1,142,157
Capital Markets - 8.4%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 2.3547% 10/25/24 (a)(b)	50,000	49,395
2.95% 1/29/23	75,000	74,776
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 3.2038% 3/15/24 (a)(b)	75,000	75,117
3.2% 2/23/23	75,000	74,864
Morgan Stanley:
3 month U.S. LIBOR + 1.400% 4.183% 10/24/23 (a)(b)	75,000	75,069
3.125% 1/23/23	75,000	74,894
		424,115
Consumer Finance - 7.1%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 2.5144% 11/3/23 (a)(b)	50,000	49,696
3.4% 2/27/23	75,000	74,941
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 3.6324% 5/9/25 (a)(b)	15,000	14,801
2.6% 5/11/23	25,000	24,817
3.2% 1/30/23	25,000	24,956
John Deere Capital Corp. 2.7% 1/6/23	75,000	74,908
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 2.328% 1/11/24 (a)(b)	50,000	49,712
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.5816% 12/29/23 (a)(b)	20,000	20,029
2.9% 3/30/23	25,000	24,915
		358,775
Diversified Financial Services - 0.5%
Equitable Holdings, Inc. 3.9% 4/20/23	25,000	25,030
Insurance - 3.5%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 2.3786% 4/6/23 (a)(b)(c)	75,000	74,893
Marsh & McLennan Companies, Inc. 3.3% 3/14/23	50,000	49,841
New York Life Global Funding 1.1% 5/5/23 (c)	50,000	49,173
		173,907

TOTAL FINANCIALS		2,123,984

HEALTH CARE - 4.9%
Biotechnology - 0.5%
AbbVie, Inc. 2.85% 5/14/23	25,000	24,860
Health Care Providers & Services - 2.9%
Cigna Corp. 3.75% 7/15/23	25,000	24,996
Elevance Health, Inc. 0.45% 3/15/23	25,000	24,546
Humana, Inc. 2.9% 12/15/22	25,000	24,965
UnitedHealth Group, Inc. 2.875% 3/15/23	75,000	74,860
		149,367
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co. 3.25% 2/20/23	75,000	74,920

TOTAL HEALTH CARE		249,147

INDUSTRIALS - 2.5%
Machinery - 1.5%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 2.0326% 9/13/24 (a)(b)	75,000	74,314
Trading Companies & Distributors - 1.0%
Air Lease Corp. 2.75% 1/15/23	50,000	49,725

TOTAL INDUSTRIALS		124,039

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment & Components - 0.5%
Dell International LLC/EMC Corp. 5.45% 6/15/23	25,000	25,256
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.1881% 10/1/24 (a)(b)	50,000	49,297
Software - 1.0%
Microsoft Corp. 2.375% 5/1/23	50,000	49,671

TOTAL INFORMATION TECHNOLOGY		124,224

MATERIALS - 0.5%
Chemicals - 0.5%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (c)	25,000	24,974
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 2.428% 1/11/24 (a)(b)	75,000	74,309
UTILITIES - 10.5%
Electric Utilities - 9.5%
Duke Energy Carolinas LLC 3.05% 3/15/23	75,000	74,683
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.0007% 6/10/23 (a)(b)	25,000	24,884
Edison International 2.95% 3/15/23	25,000	24,913
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 2.5323% 8/15/23 (a)(b)	50,000	49,676
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 2.2048% 6/28/24 (a)(b)	50,000	49,201
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 2.6844% 11/3/23 (a)(b)	50,000	49,572
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 2.7681% 4/1/24 (a)(b)	75,000	74,331
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.13% 12/2/22 (a)(b)	50,000	49,950
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.370% 2.6528% 5/10/23 (a)(b)	25,000	24,876
Tampa Electric Co. 3.875% 7/12/24	7,000	6,969
Virginia Electric & Power Co. 2.75% 3/15/23	50,000	49,764
		478,819
Gas Utilities - 1.0%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 2.0947% 9/14/23 (a)(b)	50,000	49,752

TOTAL UTILITIES		528,571

TOTAL NONCONVERTIBLE BONDS
(Cost $3,743,572)		3,721,190

U.S. Treasury Obligations - 17.6%
U.S. Treasury Bills, yield at date of purchase 2.25% to 3.15% 12/8/22 to 4/20/23
(Cost $888,696)	900,000	887,811

Asset-Backed Securities - 3.5%
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 2.7032% 12/26/24 (a)(b)	$23,000	$23,022
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	20,000	19,450
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	9,379	9,132
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.4831% 5/15/25 (a)(b)	8,000	7,999
Series 2022-3 Class A2A, 3.81% 9/15/25	13,000	12,977
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.4831% 10/15/24 (a)(b)	8,000	8,003
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 2.4831% 2/15/25 (a)(b)	11,000	11,006
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	25,000	24,209
Series 2022-2 Class A2, 2.93% 10/21/24	10,000	9,918
GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A2A, 3.5% 9/16/25	23,000	22,870
Hyundai Auto Receivables Trust Series 2022-B Class A2A, 3.64% 5/15/25	14,000	13,945
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 2.4531% 10/15/25 (a)(b)	11,000	11,021
TOTAL ASSET-BACKED SECURITIES
(Cost $173,767)		173,552
	Shares	Value

Money Market Funds - 9.9%
Fidelity Cash Central Fund 2.33% (d)
(Cost $500,597)	500,497	500,597
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $5,306,632)		5,283,150
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(248,508)
NET ASSETS - 100%		$5,034,642

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,040 or 3.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$--	$5,871,714	$5,371,117	$1,210	$--	$--	$500,597	0.0%
Total	$--	$5,871,714	$5,371,117	$1,210	$--	$--	$500,597

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,721,190	$--	$3,721,190	$--
U.S. Government and Government Agency Obligations	887,811	--	887,811	--
Asset-Backed Securities	173,552	--	173,552	--
Money Market Funds	500,597	500,597	--	--
Total Investments in Securities:	$5,283,150	$500,597	$4,782,553	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,806,035)	$4,782,553
Fidelity Central Funds (cost $500,597)	500,597
Total Investment in Securities (cost $5,306,632)		$5,283,150
Cash		3,245
Interest receivable		21,140
Distributions receivable from Fidelity Central Funds		270
Prepaid expenses		16,975
Receivable from investment adviser for expense reductions		12,266
Total assets		5,337,046
Liabilities
Payable for investments purchased	$296,007
Accrued management fee	1,255
Other payables and accrued expenses	5,142
Total liabilities		302,404
Net Assets		$5,034,642
Net Assets consist of:
Paid in capital		$5,053,125
Total accumulated earnings (loss)		(18,483)
Net Assets		$5,034,642
Net Asset Value, offering price and redemption price per share ($5,034,642 ÷ 505,337 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 13, 2022 (commencement of operations) through August 31, 2022
Investment Income
Interest		$33,293
Income from Fidelity Central Funds		1,210
Total income		34,503
Expenses
Management fee	$5,747
Custodian fees and expenses	212
Independent trustees' fees and expenses	4
Registration fees	13,705
Audit	42,968
Total expenses before reductions	62,636
Expense reductions	(57,806)
Total expenses after reductions		4,830
Net investment income (loss)		29,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(100)
Total net realized gain (loss)		(100)
Change in net unrealized appreciation (depreciation) on investment securities		(23,482)
Net gain (loss)		(23,582)
Net increase (decrease) in net assets resulting from operations		$6,091

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 13, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,673
Net realized gain (loss)	(100)
Change in net unrealized appreciation (depreciation)	(23,482)
Net increase (decrease) in net assets resulting from operations	6,091
Distributions to shareholders	(24,574)
Share transactions
Proceeds from sales of shares	5,036,643
Reinvestment of distributions	24,571
Cost of shares redeemed	(8,089)
Net increase (decrease) in net assets resulting from share transactions	5,053,125
Total increase (decrease) in net assets	5,034,642
Net Assets
Beginning of period	–
End of period	$5,034,642
Other Information
Shares
Sold	503,682
Issued in reinvestment of distributions	2,467
Redeemed	(812)
Net increase (decrease)	505,337

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Sustainable Low Duration Income Fund

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.059
Net realized and unrealized gain (loss)	(.050)
Total from investment operations	.009
Distributions from net investment income	(.049)
Total distributions	(.049)
Net asset value, end of period	$9.96
Total ReturnD,E	.09%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.88%H,I
Expenses net of fee waivers, if any	.25%H
Expenses net of all reductions	.25%H
Net investment income (loss)	1.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,035
Portfolio turnover rateJ	6%K

 A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Audit fees are not annualized.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity SAI Sustainable Low Duration Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,196
Gross unrealized depreciation	(21,043)
Net unrealized appreciation (depreciation)	$(19,847)
Tax Cost	$5,302,997

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,364
Net unrealized appreciation (depreciation) on securities and other investments	$(19,847)

The tax character of distributions paid was as follows:

August 31, 2022(a)
Ordinary Income	$24,574

 (a) For the period April 13, 2022 (commencement of operations) through August 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Low Duration Income Fund	2,212,265	125,621

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $57,806.

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Low Duration Income Fund	99%

8. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Sustainable Low Duration Income Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity SAI Sustainable Low Duration Income Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations, the changes in its net assets and the financial highlights for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 13, 2022 to August 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2022	Expenses Paid During Period
Fidelity SAI Sustainable Low Duration Income Fund	.25%
Actual		$1,000.00	$1,000.90	$.97-B
Hypothetical-C		$1,000.00	$1,023.95	$1.28-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 141/365 (to reflect the period April 13, 2022 to August 31, 2022.)

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 12.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Sustainable Low Duration Income Fund

At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total net expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.25% through December 31, 2023.

Based on its review, the Board concluded that the fund's management fee and projected total net expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SLO-ANN-1022
1.9904914.100

Fidelity® Tactical Bond Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

 Average annual total returns for Fidelity Tactical Bond Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Bond Fund, a class of the fund, on February 10, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$9,270	Fidelity® Tactical Bond Fund
$9,301	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Jeffrey Moore and Michael Plage:  From the fund’s inception on February 10, 2022, through August 31, 2022, the fund's share classes posted returns, net of fees, in the range of -7.40% to -7.30% (excluding sales charges, if applicable), compared with the -6.99% return during the same period for the benchmark Bloomberg U.S. Aggregate Bond Index. This core bond strategy’s launch in February coincided with the beginning of the Fed’s aggressive series of rate hikes, which the central bank implemented to combat a surge in inflation. Pricing within spread sectors, meaning those of nongovernmental bonds offering higher yields due to their credit risk, also began a significant move downward at that time. During the reporting period, the fund’s investments in high-yield bonds detracted, as did our exposure to global currency-hedged debt. The fund also saw underperformance associated with the bid-ask spread (the difference between the asking and offering prices of a security) we encountered at the time of the fund’s launch. Although we anticipate that this performance gap will naturally close over time as the bonds approach maturity, it created a negative price response for this period. On the positive side, the fund benefited from being favorably positioned on the yield curve – specifically, holding a “barbell” position that consisted of long-dated U.S. Treasuries alongside cash and floating-rate securities. Maintaining less duration, on average, than the benchmark, also contributed to results in a rising-rate environment. Our allocation to floating-rate notes, including bank loans, further aided relative performance. Because floating-rate securities see their interest rates adjust alongside short-term rates, they are very low in duration and thus were well positioned for recent market conditions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	11.6%
AAA	0.9%
AA	6.3%
A	2.1%
BBB	23.4%
BB and Below	35.1%
Not Rated	6.2%
Equities	0.6%
Short-Term Investments and Net Other Assets	13.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*,**
Corporate Bonds	25.8%
U.S. Government and U.S. Government Agency Obligations	11.6%
Asset-Backed Securities	13.8%
CMOs and Other Mortgage Related Securities	1.1%
Municipal Bonds	0.6%
Stocks	0.6%
Other Investments	32.7%
Short-Term Investments and Net Other Assets (Liabilities)	13.8%

 * Foreign investments - 14.8%

 ** Futures and Swaps - 6.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	85.2%
Cayman Islands	5.6%
Mexico	2.8%
Canada	1.6%
Dominican Republic	1.5%
Luxembourg	1.1%
Multi-National	1.0%
Italy	0.8%
Brazil	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.6%
		Principal Amount(a)	Value
COMMUNICATION SERVICES - 2.6%
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51		$250,000	$166,812
5.5% 4/1/63		130,000	108,778
Magallanes, Inc.:
5.05% 3/15/42 (b)		10,000	8,175
5.141% 3/15/52 (b)		16,000	12,806
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)		140,000	118,618
			415,189
Wireless Telecommunication Services - 1.1%
Millicom International Cellular SA:
4.5% 4/27/31 (b)		310,000	254,452
6.25% 3/25/29 (b)		72,000	68,279
			322,731

TOTAL COMMUNICATION SERVICES			737,920

CONSUMER DISCRETIONARY - 1.2%
Household Durables - 1.2%
Toll Brothers Finance Corp. 4.875% 3/15/27		360,000	347,000
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		59,000	61,207
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
DCP Midstream Operating LP 5.85% 5/21/43 (b)(c)		260,000	253,344
Kinder Morgan, Inc. 3.6% 2/15/51		600,000	446,313
Petroleos Mexicanos 7.69% 1/23/50		250,000	170,625
Targa Resources Corp.:
4.2% 2/1/33		130,000	116,723
4.95% 4/15/52		130,000	112,095
			1,099,100
FINANCIALS - 2.6%
Banks - 1.6%
Bank of America Corp. 2.299% 7/21/32 (c)		280,000	223,510
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		250,000	234,501
			458,011
Consumer Finance - 0.8%
Ford Motor Credit Co. LLC 3.375% 11/13/25		250,000	228,233
Diversified Financial Services - 0.2%
Blackstone Private Credit Fund 4.7% 3/24/25		61,000	59,029
Insurance - 0.0%
SunAmerica, Inc.:
3.85% 4/5/29 (b)		7,000	6,443
3.9% 4/5/32 (b)		9,000	8,085
4.35% 4/5/42 (b)		2,000	1,696
4.4% 4/5/52 (b)		6,000	5,005
			21,229

TOTAL FINANCIALS			766,502

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Centene Corp. 4.625% 12/15/29		120,000	113,045
Prime Healthcare Foundation, Inc. 7% 12/1/27		110,000	108,172
			221,217
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Oracle Corp. 3.85% 4/1/60		160,000	106,088
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent LP:
3.625% 4/15/32		8,000	6,982
4.3% 4/15/52		6,000	4,836
			11,818
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Puget Energy, Inc. 4.224% 3/15/32		15,000	13,819
TOTAL NONCONVERTIBLE BONDS
(Cost $3,752,838)			3,364,671

U.S. Treasury Obligations - 10.4%
U.S. Treasury Bonds 2.875% 5/15/52
(Cost $3,000,779)		3,250,000	2,995,074

Asset-Backed Securities - 13.8%
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class B, CME TERM SOFR 3 MONTH INDEX + 2.050% 3.7307% 7/20/35 (b)(c)(d)		$250,000	$244,039
Cedar Funding Ltd. Series 2022-15A Class B, CME TERM SOFR 3 MONTH INDEX + 1.800% 4.2773% 4/20/35 (b)(c)(d)		750,000	707,804
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class B1, CME TERM SOFR 3 MONTH INDEX + 2.400% 4.897% 7/24/34 (b)(c)(d)		100,000	97,237
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/51 (b)		248,125	201,977
Dominos Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/51 (b)		938,125	794,067
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		207,558	180,782
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class B, 3 month U.S. LIBOR + 1.400% 3.912% 1/15/34 (b)(c)(d)		650,000	623,514
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/51 (b)		498,750	413,954
SYMP Series 2022-32A Class B, CME TERM SOFR 3 MONTH INDEX + 1.850% 2.1626% 4/23/35 (b)(c)(d)		760,000	720,603
TOTAL ASSET-BACKED SECURITIES
(Cost $4,220,434)			3,983,977

Commercial Mortgage Securities - 1.1%
BPR Trust floater Series 2022-OANA Class B, CME Term SOFR 1 Month Index + 2.440% 4.7544% 4/15/37 (b)(c)(d)		11,000	10,794
BX Trust floater Series 2022-IND:
Class C, CME Term SOFR 1 Month Index + 2.290% 4.5867% 4/15/37 (b)(c)(d)		10,000	9,699
Class D, CME Term SOFR 1 Month Index + 2.830% 5.1357% 4/15/37 (b)(c)(d)		10,000	9,631
Life Financial Services Trust floater Series 2022-BMR2:
Class B, CME Term SOFR 1 Month Index + 1.790% 4.1013% 5/15/39 (b)(c)(d)		100,000	97,844
Class C, CME Term SOFR 1 Month Index + 2.090% 4.4005% 5/15/39 (b)(c)(d)		100,000	97,000
Class D, CME Term SOFR 1 Month Index + 2.540% 4.8493% 5/15/39 (b)(c)(d)		100,000	96,250
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $329,435)			321,218

Municipal Securities - 0.6%
Chicago Board of Ed.:
Series 2009 G, 1.75% 12/15/25		$120,000	$105,801
Series 2010 C, 6.319% 11/1/29		60,000	60,339
TOTAL MUNICIPAL SECURITIES
(Cost $169,329)			166,140

Foreign Government and Government Agency Obligations - 4.1%
Brazilian Federative Republic 5.625% 2/21/47		$140,000	$115,833
Dominican Republic:
5.5% 2/22/29 (b)		250,000	227,469
6% 2/22/33 (b)		250,000	217,781
United Mexican States:
7.75% 5/29/31	MXN	6,900,000	315,519
7.75% 11/13/42	MXN	7,300,000	319,128
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,301,958)			1,195,730
		Shares	Value

Fixed-Income Funds - 46.8%
Fidelity Floating Rate Central Fund (e)		66,486	6,441,145
Fidelity High Income Central Fund (e)		9,729	1,001,612
Fidelity International Credit Central Fund (e)		71,498	6,065,161
TOTAL FIXED-INCOME FUNDS
(Cost $14,542,993)			13,507,918
		Principal Amount(a)	Value

Preferred Securities - 1.6%
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enbridge, Inc. 5.75% 7/15/80 (c)		250,000	236,668
FINANCIALS - 0.8%
Banks - 0.8%
Bank of Nova Scotia 4.9% (c)(f)		240,000	230,199
TOTAL PREFERRED SECURITIES
(Cost $516,717)			466,867
		Shares	Value

Money Market Funds - 7.8%
Fidelity Cash Central Fund 2.33% (g)
(Cost $2,250,044)		2,249,594	2,250,044
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $30,084,527)			28,251,639
NET OTHER ASSETS (LIABILITIES) - 2.2%			625,971
NET ASSETS - 100%			$28,877,610

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	363,364	MXN	7,280,000	BNP Paribas S.A.	9/28/22	$3,844
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$3,844
					Unrealized Appreciation	3,844
					Unrealized Depreciation	0

Currency Abbreviations

MXN – Mexican peso

Currency Abbreviations

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,783,056 or 20.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$--	$37,297,185	$35,047,141	$7,093	$--	$--	$2,250,044	0.0%
Fidelity Floating Rate Central Fund	--	6,665,918	--	165,919	--	(224,773)	6,441,145	0.2%
Fidelity High Income Central Fund	--	1,693,638	590,000	43,639	(33,721)	(68,305)	1,001,612	0.1%
Fidelity International Credit Central Fund	--	6,807,158	--	107,159	--	(741,997)	6,065,161	1.3%
Total	$--	$52,463,899	$35,637,141	$323,810	$(33,721)	$(1,035,075)	$15,757,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,364,671	$--	$3,364,671	$--
U.S. Government and Government Agency Obligations	2,995,074	--	2,995,074	--
Asset-Backed Securities	3,983,977	--	3,983,977	--
Commercial Mortgage Securities	321,218	--	321,218	--
Municipal Securities	166,140	--	166,140	--
Foreign Government and Government Agency Obligations	1,195,730	--	1,195,730	--
Fixed-Income Funds	13,507,918	13,507,918	--	--
Preferred Securities	466,867	--	466,867	--
Money Market Funds	2,250,044	2,250,044	--	--
Total Investments in Securities:	$28,251,639	$15,757,962	$12,493,677	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$3,844	$--	$3,844	$--
Total Assets	$3,844	$--	$3,844	$--
Liabilities
Forward Foreign Currency Contracts	$--	$--	$--	$--
Total Liabilities	$--	$--	$--	$--
Total Derivative Instruments:	$3,844	$--	$3,844	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$3,844	$0
Total Foreign Exchange Risk	3,844	0
Total Value of Derivatives	$3,844	$0

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,291,490)	$12,493,677
Fidelity Central Funds (cost $16,793,037)	15,757,962
Total Investment in Securities (cost $30,084,527)		$28,251,639
Cash		25,642
Foreign currency held at value (cost $318,027)		297,287
Unrealized appreciation on forward foreign currency contracts		3,844
Receivable for fund shares sold		137,606
Interest receivable		117,692
Distributions receivable from Fidelity Central Funds		3,340
Prepaid expenses		49,113
Receivable from investment adviser for expense reductions		22,171
Total assets		28,908,334
Liabilities
Payable for fund shares redeemed	$1,616
Distributions payable	1,149
Accrued management fee	15,020
Audit fees payable	6,304
Transfer agent fee payable	2,281
Distribution and service plan fees payable	3,006
Other affiliated payables	1,042
Other payables and accrued expenses	306
Total liabilities		30,724
Net Assets		$28,877,610
Net Assets consist of:
Paid in capital		$31,348,652
Total accumulated earnings (loss)		(2,471,042)
Net Assets		$28,877,610
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,432,187 ÷ 265,953 shares)(a)		$9.15
Maximum offering price per share (100/96.00 of $9.15)		$9.53
Class M:
Net Asset Value and redemption price per share ($2,510,653 ÷ 274,532 shares)(a)		$9.15
Maximum offering price per share (100/96.00 of $9.15)		$9.53
Class C:
Net Asset Value and offering price per share ($2,343,850 ÷ 256,319 shares)(a)		$9.14
Fidelity Tactical Bond Fund:
Net Asset Value, offering price and redemption price per share ($16,047,799 ÷ 1,754,722 shares)		$9.15
Class I:
Net Asset Value, offering price and redemption price per share ($2,923,543 ÷ 319,685 shares)		$9.15
Class Z:
Net Asset Value, offering price and redemption price per share ($2,619,578 ÷ 286,427 shares)		$9.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period February 10, 2022 (commencement of operations) through August 31, 2022
Investment Income
Dividends		$13,068
Interest		292,550
Income from Fidelity Central Funds		294,741
Total income		600,359
Expenses
Management fee	$95,567
Transfer agent fees	14,502
Distribution and service plan fees	20,070
Accounting fees and expenses	6,637
Custodian fees and expenses	983
Independent trustees' fees and expenses	41
Registration fees	75,168
Audit	72,850
Legal	3
Miscellaneous	126
Total expenses before reductions	285,947
Expense reductions	(146,362)
Total expenses after reductions		139,585
Net investment income (loss)		460,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(694,618)
Fidelity Central Funds	(33,721)
Forward foreign currency contracts	(20,722)
Foreign currency transactions	343
Capital gain distributions from Fidelity Central Funds	29,069
Total net realized gain (loss)		(719,649)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(797,813)
Fidelity Central Funds	(1,035,075)
Forward foreign currency contracts	3,844
Assets and liabilities in foreign currencies	(20,664)
Total change in net unrealized appreciation (depreciation)		(1,849,708)
Net gain (loss)		(2,569,357)
Net increase (decrease) in net assets resulting from operations		$(2,108,583)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period February 10, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$460,774
Net realized gain (loss)	(719,649)
Change in net unrealized appreciation (depreciation)	(1,849,708)
Net increase (decrease) in net assets resulting from operations	(2,108,583)
Distributions to shareholders	(362,461)
Share transactions - net increase (decrease)	31,348,654
Total increase (decrease) in net assets	28,877,610
Net Assets
Beginning of period	–
End of period	$28,877,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tactical Bond Fund Class A

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.144
Net realized and unrealized gain (loss)	(.885)
Total from investment operations	(.741)
Distributions from net investment income	(.109)
Total distributions	(.109)
Net asset value, end of period	$9.15
Total ReturnD,E,F	(7.43)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.97%I
Expenses net of fee waivers, if any	1.00%I
Expenses net of all reductions	1.00%I
Net investment income (loss)	2.73%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,432
Portfolio turnover rateJ	96%I

 A For the period February 10, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund Class M

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.144
Net realized and unrealized gain (loss)	(.885)
Total from investment operations	(.741)
Distributions from net investment income	(.109)
Total distributions	(.109)
Net asset value, end of period	$9.15
Total ReturnD,E,F	(7.43)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.97%I
Expenses net of fee waivers, if any	1.00%I
Expenses net of all reductions	1.00%I
Net investment income (loss)	2.73%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,511
Portfolio turnover rateJ	96%I

 A For the period February 10, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund Class C

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.104
Net realized and unrealized gain (loss)	(.893)
Total from investment operations	(.789)
Distributions from net investment income	(.071)
Total distributions	(.071)
Net asset value, end of period	$9.14
Total ReturnD,E,F	(7.90)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	2.71%I
Expenses net of fee waivers, if any	1.75%I
Expenses net of all reductions	1.75%I
Net investment income (loss)	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,344
Portfolio turnover rateJ	96%I

 A For the period February 10, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.156
Net realized and unrealized gain (loss)	(.884)
Total from investment operations	(.728)
Distributions from net investment income	(.122)
Total distributions	(.122)
Net asset value, end of period	$9.15
Total ReturnD,E	(7.30)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.63%H
Expenses net of fee waivers, if any	.75%H
Expenses net of all reductions	.75%H
Net investment income (loss)	2.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,048
Portfolio turnover rateI	96%H

 A For the period February 10, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund Class I

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.156
Net realized and unrealized gain (loss)	(.884)
Total from investment operations	(.728)
Distributions from net investment income	(.122)
Total distributions	(.122)
Net asset value, end of period	$9.15
Total ReturnD,E	(7.30)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.64%H
Expenses net of fee waivers, if any	.75%H
Expenses net of all reductions	.75%H
Net investment income (loss)	2.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,924
Portfolio turnover rateI	96%H

 A For the period February 10, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Tactical Bond Fund Class Z

Years ended August 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.161
Net realized and unrealized gain (loss)	(.884)
Total from investment operations	(.723)
Distributions from net investment income	(.127)
Total distributions	(.127)
Net asset value, end of period	$9.15
Total ReturnD,E	(7.25)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.62%H
Expenses net of fee waivers, if any	.66%H
Expenses net of all reductions	.66%H
Net investment income (loss)	3.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,620
Portfolio turnover rateI	96%H

 A For the period February 10, 2022 (commencement of operations) through August 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Tactical Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Tactical Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.04%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and currency forward transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,670
Gross unrealized depreciation	(1,878,683)
Net unrealized appreciation (depreciation)	$(1,831,013)
Tax Cost	$30,082,652

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$–
Undistributed ordinary income	$70,454
Capital loss carryforward	$(686,778)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,854,718)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(686,778)
Long-term	–
Total capital loss carryforward	$(686,778)

The tax character of distributions paid was as follows:

August 31, 2022(a)
Ordinary Income	$362,461

 (a) For the period February 10, 2022 (commencement of operations) through August 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tactical Bond Fund	27,110,121	2,166,796

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .50% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

In September 2022 the Board approved a change in the individual fund fee rate from .50% to .45% effective October 1, 2022.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$3,406	$3,303
Class M	-%	.25%	3,488	3,278
Class C	.75%	.25%	13,176	13,144
			$20,070	$19,725

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$2,059.15
Class M	2,098.15
Class C	1,998.15
Fidelity Tactical Bond Fund	5,050.06
Class I	2,633.10
Class Z	664.05
	$14,502

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Tactical Bond Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Tactical Bond Fund	$15

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$13,255
Class M	1.00%	13,571
Class C	1.75%	12,780
Fidelity Tactical Bond Fund	.75%	70,374
Class I	.75%	23,406
Class Z	.66%	12,808
		$146,194

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $33.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $135.

Effective October 1, 2022, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024.

Expense Limitations
Class A	.95%
Class M	.95%
Class C	1.70%
Fidelity Tactical Bond Fund	.70%
Class I	.70%
Class Z	.61%

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended August 31, 2022(a)
Fidelity Tactical Bond Fund
Distributions to shareholders
Class A	$28,599
Class M	29,281
Class C	17,846
Fidelity Tactical Bond Fund	190,476
Class I	63,990
Class Z	32,269
Total	$362,461

 (a) For the period February 10, 2022 (commencement of operations) through August 31, 2022.

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended August 31, 2022(a)	Year ended August 31, 2022(a)
Fidelity Tactical Bond Fund
Class A
Shares sold	267,406	$2,665,959
Reinvestment of distributions	3,059	28,599
Shares redeemed	(4,512)	(42,144)
Net increase (decrease)	265,953	$2,652,414
Class M
Shares sold	271,401	$2,706,943
Reinvestment of distributions	3,131	29,281
Net increase (decrease)	274,532	$2,736,224
Class C
Shares sold	254,415	$2,541,585
Reinvestment of distributions	1,914	17,846
Shares redeemed	(10)	(92)
Net increase (decrease)	256,319	$2,559,339
Fidelity Tactical Bond Fund
Shares sold	1,813,635	$17,855,558
Reinvestment of distributions	19,973	186,588
Shares redeemed	(78,886)	(737,945)
Net increase (decrease)	1,754,722	$17,304,201
Class I
Shares sold	913,955	$8,816,450
Reinvestment of distributions	3,680	34,370
Shares redeemed	(597,950)	(5,590,738)
Net increase (decrease)	319,685	$3,260,082
Class Z
Shares sold	284,036	$2,813,700
Reinvestment of distributions	3,412	31,948
Shares redeemed	(1,021)	(9,254)
Net increase (decrease)	286,427	$2,836,394

 (a) For the period February 10, 2022 (commencement of operations) through August 31, 2022.

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Tactical Bond Fund	81%

12. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Tactical Bond Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 10, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations, the changes in its net assets and the financial highlights for the period from February 10, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 17, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 297 funds. Mr. Chiel oversees 184 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Tactical Bond Fund
Class A	1.00%
Actual		$1,000.00	$920.70	$4.84
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class M	1.00%
Actual		$1,000.00	$920.70	$4.84
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class C	1.75%
Actual		$1,000.00	$916.20	$8.45
Hypothetical-C		$1,000.00	$1,016.38	$8.89
Fidelity Tactical Bond Fund	.75%
Actual		$1,000.00	$921.90	$3.63**
Hypothetical-C		$1,000.00	$1,021.42	$3.82**
Class I	.75%
Actual		$1,000.00	$921.90	$3.63**
Hypothetical-C		$1,000.00	$1,021.42	$3.82**
Class Z	.66%
Actual		$1,000.00	$922.30	$3.20**
Hypothetical-C		$1,000.00	$1,021.88	$3.36**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If fees effective October 1, 2022 had been in effect during the current period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Tactical Bond Fund
Fidelity Tactical Bond Fund	.70%
Actual		$3.39
Hypothetical-(b)		$3.57
Class I	.70%
Actual		$3.39
Hypothetical-(b)		$3.57
Class Z	.61%
Actual		$2.96
Hypothetical-(b)		$3.11

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 11.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

TBF-ANN-1022
1.9904496.100

Item 2.

Code of Ethics

As of the end of the period, August 31, 2022, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond Fund, Fidelity Flex U.S. Bond Index Fund, Fidelity Investment Grade Bond Fund, Fidelity SAI Short-Term Bond Fund, Fidelity SAI Total Bond Fund, Fidelity Series Bond Index Fund, Fidelity Series Government Money Market Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, Fidelity Short-Term Bond Fund, and Fidelity U.S. Bond Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$68,600	$5,900	$11,000	$2,600
Fidelity Flex U.S. Bond Index Fund	$71,500	$5,900	$8,800	$2,600
Fidelity Investment Grade Bond Fund	$88,800	$7,600	$13,200	$3,400
Fidelity SAI Short-Term Bond Fund	$72,200	$5,900	$14,200	$2,600
Fidelity SAI Total Bond Fund	$113,300	$8,900	$11,400	$3,900
Fidelity Series Bond Index Fund	$83,900	$7,000	$11,200	$3,100
Fidelity Series Government Money Market Fund	$34,600	$2,700	$2,000	$1,200
Fidelity Series Investment Grade Bond Fund	$103,700	$8,600	$13,300	$3,800
Fidelity Series Short-Term Credit Fund	$62,600	$5,300	$9,100	$2,300
Fidelity Short-Term Bond Fund	$74,400	$6,400	$13,200	$2,800
Fidelity U.S. Bond Index Fund	$84,700	$7,100	$11,100	$3,100

August 31, 2021 FeesA,B

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$69,200	$6,100	$13,200	$2,900
Fidelity Flex U.S. Bond Index Fund	$69,600	$6,100	$8,500	$2,900
Fidelity Investment Grade Bond Fund	$89,300	$8,100	$12,800	$3,800
Fidelity SAI Short-Term Bond Fund	$60,200	$4,300	$12,800	$2,400
Fidelity SAI Total Bond Fund	$102,500	$8,900	$11,100	$4,200
Fidelity Series Bond Index Fund	$84,100	$7,300	$11,900	$3,400
Fidelity Series Government Money Market Fund	$33,600	$2,800	$1,900	$1,300
Fidelity Series Investment Grade Bond Fund	$103,300	$8,900	$13,900	$4,200
Fidelity Series Short-Term Credit Fund	$63,400	$5,500	$9,800	$2,600
Fidelity Short-Term Bond Fund	$71,200	$7,100	$15,300	$3,400
Fidelity U.S. Bond Index Fund	$84,900	$7,300	$11,800	$3,400

A Amounts may reflect rounding.

B Fidelity SAI Short-Term Bond Fund commenced operations on September 15, 2020.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund, Fidelity Flex Conservative Income Bond Fund, Fidelity Intermediate Bond Fund, Fidelity SAI Low Duration Income Fund, Fidelity SAI Sustainable Core Plus Bond Fund, Fidelity SAI Sustainable Low Duration Income Fund, Fidelity Series Corporate Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Sustainability Bond Index Fund, Fidelity Sustainable Core Plus Bond Fund, Fidelity Sustainable Low Duration Bond Fund, and Fidelity Tactical Bond Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2022 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$50,700	$-	$9,700	$1,100
Fidelity Flex Conservative Income Bond Fund	$47,500	$-	$9,800	$1,100
Fidelity Intermediate Bond Fund	$74,600	$-	$10,800	$1,700
Fidelity SAI Low Duration Income Fund	$44,200	$-	$7,400	$900
Fidelity SAI Sustainable Core Plus Bond Fund	$-	$-	$-	$700
Fidelity SAI Sustainable Low Duration Income Fund	$36,300	$-	$7,100	$300
Fidelity Series Corporate Bond Fund	$55,700	$-	$9,900	$1,300
Fidelity Short-Term Bond Index Fund	$69,400	$-	$10,400	$1,600
Fidelity Sustainability Bond Index Fund	$66,700	$-	$9,800	$1,500
Fidelity Sustainable Core Plus Bond Fund	$-	$-	$-	$700
Fidelity Sustainable Low Duration Bond Fund	$41,600	$-	$7,100	$300
Fidelity Tactical Bond Fund	$62,500	$-	$10,000	$800

August 31, 2021 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$47,600	$-	$8,800	$1,200
Fidelity Flex Conservative Income Bond Fund	$46,200	$-	$8,900	$1,100
Fidelity Intermediate Bond Fund	$72,600	$-	$9,900	$1,700
Fidelity SAI Low Duration Income Fund	$36,200	$-	$6,900	$800
Fidelity SAI Sustainable Core Plus Bond Fund	$-	$-	$-	$-
Fidelity SAI Sustainable Low Duration Income Fund	$-	$-	$-	$-
Fidelity Series Corporate Bond Fund	$54,200	$-	$8,800	$1,300
Fidelity Short-Term Bond Index Fund	$67,600	$-	$9,500	$1,600
Fidelity Sustainability Bond Index Fund	$64,900	$-	$8,900	$1,500
Fidelity Sustainable Core Plus Bond Fund	$-	$-	$-	$-
Fidelity Sustainable Low Duration Bond Fund	$-	$-	$-	$-
Fidelity Tactical Bond Fund	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity Tactical Bond Fund commenced operations on February 10, 2022 and Fidelity SAI Sustainable Core Plus Bond Fund, Fidelity SAI Sustainable Low Duration Income Fund, Fidelity Sustainable Core Plus Bond Fund, and Fidelity Sustainable Low Duration Bond Fund commenced operations on April 13, 2022.

C Fidelity SAI Low Duration Income Fund commenced operations on September 15, 2020

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2022A	August 31, 2021A,B
Audit-Related Fees	$7,914,600	$8,959,700
Tax Fees	$353,200	$11,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to Fidelity SAI Short-Term Bond Fund’s commencement of operations.

Services Billed by Deloitte Entities

	August 31, 2022A,B	August 31, 2021A,B,C
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to Fidelity Tactical Bond Fund, Fidelity SAI Sustainable Core Plus Bond Fund, Fidelity SAI Sustainable Low Duration Income Fund, Fidelity Sustainable Core Plus Bond Fund and Fidelity Sustainable Low Duration Bond Fund’s commencement of operations.

C May include amounts billed prior to Fidelity SAI Low Duration Income Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2022A,B	August 31, 2021A,B,C
PwC	$13,481,500	$14,526,100
Deloitte Entities	$561,600	$592,500

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Tactical Bond Fund, Fidelity SAI Sustainable Core Plus Bond Fund, Fidelity SAI Sustainable Low Duration Income Fund, Fidelity Sustainable Core Plus Bond Fund and Fidelity Sustainable Low Duration Bond Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity SAI Low Duration Income Fund and Fidelity SAI Short-Term Bond Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022